Quarterly Report
June 30, 2019
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR STOXX EUROPE 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
BELGIUM — 1.7%
Anheuser-Busch InBev SA	38,139	$3,380,802
DENMARK — 2.0%
Novo Nordisk A/S Class B	77,938	3,977,763
FRANCE — 19.4%
Air Liquide SA	19,468	2,728,039
Airbus SE	25,989	3,690,065
AXA SA	94,316	2,481,104
BNP Paribas SA (a)	52,257	2,485,447
L'Oreal SA	11,147	3,179,899
LVMH Moet Hennessy Louis Vuitton SE	12,103	5,158,940
Safran SA	16,366	2,401,456
Sanofi	51,296	4,434,351
Schneider Electric SE	24,893	2,261,049
TOTAL SA	120,402	6,756,285
Vinci SA	25,249	2,589,547
		38,166,182
GERMANY — 13.5%
Allianz SE	19,237	4,644,306
BASF SE	41,626	3,030,045
Bayer AG	42,264	2,933,058
Daimler AG	40,471	2,254,875
Deutsche Telekom AG	146,976	2,546,129
SAP SE	49,201	6,766,197
Siemens AG	36,442	4,340,917
		26,515,527
ITALY — 1.8%
Eni SpA	115,127	1,914,944
Intesa Sanpaolo SpA	739,668	1,585,273
		3,500,217
NETHERLANDS — 6.4%
ASML Holding NV	19,291	4,036,510
ING Groep NV	176,586	2,050,377
Royal Dutch Shell PLC Class A	198,614	6,493,677
		12,580,564
SPAIN — 3.5%
Banco Bilbao Vizcaya Argentaria SA	302,192	1,692,119
Banco Santander SA	735,850	3,419,403
Telefonica SA	211,167	1,736,485
		6,848,007
SWITZERLAND — 21.2%
ABB, Ltd.	82,245	1,652,492
Glencore PLC	505,971	1,760,236
Nestle SA	138,817	14,388,560
Novartis AG	114,542	10,479,124
Roche Holding AG	31,841	8,969,365
Security Description	Shares	Value
UBS Group AG	174,892	$2,080,766
Zurich Insurance Group AG	6,859	2,391,153
		41,721,696
UNITED KINGDOM — 29.7%
AstraZeneca PLC	59,450	4,871,121
BP PLC	922,122	6,438,287
British American Tobacco PLC	103,956	3,637,060
Diageo PLC	108,056	4,653,775
GlaxoSmithKline PLC	226,055	4,535,882
HSBC Holdings PLC	931,856	7,790,659
Linde PLC	25,018	5,032,848
Lloyds Banking Group PLC	3,201,989	2,306,140
National Grid PLC	154,618	1,644,707
Prudential PLC	117,819	2,573,112
Reckitt Benckiser Group PLC	33,380	2,639,877
Rio Tinto PLC	49,337	3,064,525
Unilever NV	65,931	4,021,405
Unilever PLC	52,958	3,298,876
Vodafone Group PLC	1,211,113	1,993,317
		58,501,591
TOTAL COMMON STOCKS (Cost $208,145,955)		195,192,349

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c)	13,035	13,035
State Street Navigator Securities Lending Portfolio III (d) (e)	159,730	159,730
TOTAL SHORT-TERM INVESTMENTS (Cost $172,765)		172,765
TOTAL INVESTMENTS — 99.3% (Cost $208,318,720)		195,365,114
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		1,328,502
NET ASSETS — 100.0%		$196,693,616
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedules of investments.

SPDR STOXX EUROPE 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$195,192,349	$—	$—	$195,192,349
Short-Term Investments	172,765	—	—	172,765
TOTAL INVESTMENTS	$195,365,114	$—	$—	$195,365,114
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$6,217,091	$6,204,056	$—	$—	13,035	$13,035	$1,811
State Street Navigator Securities Lending Government Money Market Portfolio	86,582	86,582	43,701,194	43,787,776	—	—	—	—	23,686
State Street Navigator Securities Lending Portfolio III	—	—	43,100,266	42,940,536	—	—	159,730	159,730	20,014
Total		$86,582	$93,018,551	$92,932,368	$—	$—		$172,765	$45,511
See accompanying notes to schedules of investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BELGIUM — 2.6%
Anheuser-Busch InBev SA	682,550	$60,504,115
FINLAND — 1.0%
Nokia Oyj	4,569,973	22,721,918
FRANCE — 38.9%
Air Liquide SA	348,448	48,827,806
Airbus SE	465,175	66,048,168
AXA SA	1,688,231	44,411,093
BNP Paribas SA	935,323	44,485,832
Danone SA	523,129	44,382,594
Engie SA	1,507,860	22,906,802
EssilorLuxottica SA	240,419	31,417,317
Kering SA	60,542	35,858,427
L'Oreal SA	199,514	56,915,260
LVMH Moet Hennessy Louis Vuitton SE	216,619	92,334,497
Orange SA (a)	1,661,911	26,240,690
Safran SA	293,553	43,074,333
Sanofi	918,125	79,368,545
Schneider Electric SE	445,533	40,468,084
Societe Generale SA	655,104	16,576,847
TOTAL SA	2,155,082	120,931,112
Unibail-Rodamco-Westfield REIT (b)	474	71,118
Unibail-Rodamco-Westfield REIT (a)(b)	111,765	16,768,880
Vinci SA	451,920	46,349,080
Vivendi SA	783,717	21,607,358
		899,043,843
GERMANY — 27.6%
adidas AG	149,415	46,196,774
Allianz SE	344,307	83,124,554
BASF SE	745,039	54,232,970
Bayer AG	756,451	52,496,562
Bayerische Motoren Werke AG	259,832	19,259,922
Daimler AG	724,364	40,358,527
Deutsche Post AG	796,790	26,223,420
Deutsche Telekom AG	2,630,625	45,571,453
Fresenius SE & Co. KGaA	332,709	18,065,435
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	117,038	29,415,541
SAP SE	880,642	121,107,242
Siemens AG	652,256	77,695,771
Volkswagen AG Preference Shares	148,442	25,055,970
		638,804,141
IRELAND — 1.0%
CRH PLC	683,867	22,343,428
ITALY — 4.6%
Enel SpA	6,301,401	44,060,874
Eni SpA	2,060,590	34,274,450
Security Description	Shares	Value
Intesa Sanpaolo SpA	13,233,676	$28,362,710
		106,698,034
NETHERLANDS — 7.0%
ASML Holding NV	345,279	72,247,279
ING Groep NV	3,160,625	36,698,677
Koninklijke Ahold Delhaize NV	902,486	20,326,868
Koninklijke Philips NV	751,292	32,670,003
		161,942,827
SPAIN — 9.8%
Amadeus IT Group SA	355,822	28,226,945
Banco Bilbao Vizcaya Argentaria SA	5,406,706	30,274,751
Banco Santander SA	13,170,494	61,201,640
Iberdrola SA	4,835,866	48,275,117
Industria de Diseno Textil SA	901,186	27,144,868
Telefonica SA	3,781,499	31,096,317
		226,219,638
UNITED KINGDOM — 7.0%
Linde PLC	447,776	90,078,691
Unilever NV	1,180,061	71,976,818
		162,055,509
TOTAL COMMON STOCKS (Cost $2,442,535,709)		2,300,333,453

SHORT-TERM INVESTMENTS — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	941,329	941,329
State Street Navigator Securities Lending Portfolio III (f) (g)	157,556	157,556
TOTAL SHORT-TERM INVESTMENTS (Cost $1,098,885)		1,098,885
TOTAL INVESTMENTS — 99.5% (Cost $2,443,634,594)		2,301,432,338
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		11,244,863
NET ASSETS — 100.0%		$2,312,677,201

See accompanying notes to schedules of investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,300,333,453	$—	$—	$2,300,333,453
Short-Term Investments	1,098,885	—	—	1,098,885
TOTAL INVESTMENTS	$2,301,432,338	$—	$—	$2,301,432,338
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	156,443	$156,443	$70,119,506	$69,334,620	$—	$—	941,329	$941,329	$18,035
State Street Navigator Securities Lending Government Money Market Portfolio	2,152,850	2,152,850	457,598,416	459,751,266	—	—	—	—	612,392
State Street Navigator Securities Lending Portfolio III	—	—	478,819,209	478,661,653	—	—	157,556	157,556	562,241
Total		$2,309,293	$1,006,537,131	$1,007,747,539	$—	$—		$1,098,885	$1,192,668
See accompanying notes to schedules of investments.

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRIA — 5.4%
ANDRITZ AG	4,245	$160,012
Raiffeisen Bank International AG	8,074	189,686
Verbund AG	3,950	206,920
Voestalpine AG	6,757	209,070
Wienerberger AG	6,933	171,328
		937,016
BELGIUM — 5.0%
Ackermans & van Haaren NV	1,343	201,729
Cofinimmo SA REIT	1,390	180,771
Sofina SA	929	177,312
Telenet Group Holding NV	2,587	144,358
Warehouses De Pauw CVA REIT	1,052	177,306
		881,476
FINLAND — 7.7%
Huhtamaki Oyj	5,728	235,873
Kesko Oyj Class B	4,085	227,576
Konecranes Oyj	3,885	148,522
Metso Oyj	7,652	301,072
Orion Oyj Class B	6,247	229,287
Valmet Oyj	7,968	198,901
		1,341,231
FRANCE — 27.8%
Air France-KLM (a)	14,178	136,465
Alten SA	1,723	206,811
Altran Technologies SA (b)	13,606	216,226
Amundi SA (c)	3,619	253,049
BioMerieux	2,549	211,469
Bollore SA	53,858	237,974
Casino Guichard Perrachon SA (b)	3,155	107,788
Christian Dior SE	278	145,946
CNP Assurances	8,943	203,279
Dassault Aviation SA	139	200,083
Elis SA	11,586	210,447
Eurazeo SE	2,714	189,460
Eutelsat Communications SA	9,157	171,436
Faurecia SA	4,432	205,975
ICADE REIT	1,673	153,560
Iliad SA (b)	1,675	188,384
JCDecaux SA	4,480	135,913
Lagardere SCA	6,218	162,156
Remy Cointreau SA	1,381	199,416
Rexel SA	18,184	231,204
Sartorius Stedim Biotech	1,417	223,817
SEB SA	1,442	259,624
Societe BIC SA (b)	1,512	115,451
Sopra Steria Group	983	114,743
SPIE SA	7,637	142,022
Wendel SA	1,665	227,343
		4,850,041
GERMANY — 20.8%
Axel Springer SE	3,109	219,336
Security Description	Shares	Value
Bechtle AG	1,633	$187,826
Carl Zeiss Meditec AG	2,189	216,253
Evotec SE (a)	7,277	203,696
Fraport AG Frankfurt Airport Services Worldwide	2,225	191,557
Freenet AG	7,631	152,904
Fuchs Petrolub SE Preference Shares	4,141	163,071
Gerresheimer AG	1,683	124,100
GRENKE AG	1,635	175,767
Hella GmbH & Co. KGaA	2,648	131,116
HOCHTIEF AG	1,329	162,092
Innogy SE (c)	3,565	169,295
K+S AG	11,450	213,583
METRO AG	10,032	183,648
MorphoSys AG (a)	1,897	182,438
Nemetschek SE	3,231	194,828
OSRAM Licht AG	5,795	191,117
TAG Immobilien AG (a)	8,765	202,826
Telefonica Deutschland Holding AG	54,557	152,652
Uniper SE	7,043	213,588
		3,631,693
IRELAND — 2.2%
AIB Group PLC	46,712	191,291
Glanbia PLC (d)	12,023	195,793
Glanbia PLC (d)	109	1,779
		388,863
ITALY — 11.1%
A2A SpA	93,342	162,211
Amplifon SpA	7,426	173,870
Banco BPM SpA (a)(b)	90,287	184,046
DiaSorin SpA	1,553	180,570
Hera SpA (b)	46,447	177,935
Interpump Group SpA	4,976	153,340
Italgas SpA	29,270	196,929
Pirelli & C SpA (c)	22,757	134,710
Recordati SpA	6,026	251,576
Saipem SpA (a)	34,283	170,807
Unione di Banche Italiane SpA (b)	55,605	151,975
		1,937,969
LUXEMBOURG — 1.5%
Grand City Properties SA	6,090	139,399
RTL Group SA	2,293	117,612
		257,011
NETHERLANDS — 10.3%
Aalberts NV	5,737	225,856
ASM International NV	2,527	164,780
Boskalis Westminster (b)	5,109	118,166
Euronext NV (c)	3,188	241,609
IMCD NV	3,145	288,671
Koninklijke Vopak NV	3,950	182,405
SBM Offshore NV	10,458	202,225
Signify NV (c)	5,755	170,399

See accompanying notes to schedules of investments.

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Takeaway.com NV (a)(c)	2,209	$207,286
		1,801,397
PORTUGAL — 2.2%
Banco Comercial Portugues SA Class R	481,378	149,054
Jeronimo Martins SGPS SA	14,627	235,950
		385,004
SPAIN — 5.5%
Bankia SA	69,962	165,560
Bolsas y Mercados Espanoles SHMSF SA	4,382	107,390
Inmobiliaria Colonial Socimi SA REIT	15,944	177,848
Mapfre SA (b)	59,235	173,431
Siemens Gamesa Renewable Energy SA	13,418	223,400
Viscofan SA	2,265	118,806
		966,435
TOTAL COMMON STOCKS (Cost $18,799,719)		17,378,136

SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f)	341,644	341,644
State Street Navigator Securities Lending Portfolio III (g) (h)	339,337	339,337
TOTAL SHORT-TERM INVESTMENTS (Cost $680,981)		680,981
TOTAL INVESTMENTS — 103.4% (Cost $19,480,700)		18,059,117
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(593,142)
NET ASSETS — 100.0%		$17,465,975

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.7% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,378,136	$—	$—	$17,378,136
Short-Term Investments	680,981	—	—	680,981
TOTAL INVESTMENTS	$18,059,117	$—	$—	$18,059,117
See accompanying notes to schedules of investments.

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,461	$1,461	$632,678	$292,495	$—	$—	341,644	$341,644	$259
State Street Navigator Securities Lending Government Money Market Portfolio	1,579,202	1,579,202	5,385,727	6,964,929	—	—	—	—	5,967
State Street Navigator Securities Lending Portfolio III	—	—	2,983,681	2,644,344	—	—	339,337	339,337	4,414
Total		$1,580,663	$9,002,086	$9,901,768	$—	$—		$680,981	$10,640
See accompanying notes to schedules of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
CHINA — 42.2%
21Vianet Group, Inc. ADR (a)	10,477	$81,616
3SBio, Inc. (a)(b)(c)	48,000	82,452
500.com, Ltd. Class A, ADR (a)(c)	1,909	20,293
51job, Inc. ADR (a)	3,121	235,635
58.com, Inc. ADR (a)	7,756	482,191
AAC Technologies Holdings, Inc.	91,000	516,589
Agile Group Holdings, Ltd.	473,598	634,091
Agricultural Bank of China, Ltd. Class H	3,124,000	1,307,581
Air China, Ltd. Class H	449,414	453,297
Alibaba Group Holding, Ltd. ADR (a)	156,649	26,544,173
Aluminum Corp. of China, Ltd. Class H (a)	800,304	283,756
Angang Steel Co., Ltd. Class H (c)	599,617	273,233
Anhui Conch Cement Co., Ltd. Class H	272,750	1,708,942
Anhui Expressway Co., Ltd. Class H	32,000	19,702
ANTA Sports Products, Ltd.	126,000	865,267
Autohome, Inc. ADR (a)(c)	5,630	482,041
AVIC International Holding HK, Ltd.	874,621	20,487
AviChina Industry & Technology Co., Ltd. Class H	506,000	276,559
BAIC Motor Corp., Ltd. Class H (b)	224,000	140,493
Baidu, Inc. ADR (a)	37,070	4,350,535
Bank of China, Ltd. Class H	10,526,466	4,446,379
Bank of Communications Co., Ltd. Class H	2,874,630	2,181,959
Baozun, Inc. ADR (a)(c)	1,600	79,776
BBMG Corp. Class H (c)	275,000	88,352
BeiGene, Ltd. ADR (a)	5,139	636,979
Beijing Capital International Airport Co., Ltd. Class H	120,000	105,216
Beijing Capital Land, Ltd. Class H (c)	126,000	44,997
Beijing Enterprises Clean Energy Group, Ltd. (a)	2,110,400	29,444
Beijing Enterprises Holdings, Ltd.	88,000	447,181
Beijing Enterprises Water Group, Ltd.	512,000	304,087
Bitauto Holdings, Ltd. ADR (a)(c)	2,925	30,625
Boyaa Interactive International, Ltd. (c)	96,200	17,855
Brilliance China Automotive Holdings, Ltd.	446,000	493,240
BYD Co., Ltd. Class H (c)	105,800	638,524
BYD Electronic International Co., Ltd.	124,500	177,846
C.banner International Holdings, Ltd. (a)	184,000	7,772
CAR, Inc. (a)	201,043	159,033
CGN Power Co., Ltd. Class H (b)	1,472,000	405,094
Security Description	Shares	Value
China Aerospace International Holdings, Ltd.	324,000	$19,907
China Agri-Industries Holdings, Ltd.	301,000	96,705
China Animal Healthcare, Ltd. (a)(d)	305,700	—
China Biologic Products Holdings, Inc. (a)(c)	2,194	209,088
China Cinda Asset Management Co., Ltd. Class H	1,256,600	289,521
China CITIC Bank Corp., Ltd. Class H	1,519,341	865,417
China Coal Energy Co., Ltd. Class H (a)	746,000	310,336
China Common Rich Renewable Energy Investment, Ltd. (a)(c)(d)	5,962,000	—
China Communications Construction Co., Ltd. Class H	676,000	604,831
China Conch Venture Holdings, Ltd.	169,100	597,396
China Construction Bank Corp. Class H	12,158,148	10,473,515
China Dili Group (a)	231,600	70,555
China Dongxiang Group Co., Ltd.	539,000	66,232
China Eastern Airlines Corp., Ltd. Class H (a)	210,000	123,917
China Education Group Holdings, Ltd. (c)	60,000	93,696
China Everbright International, Ltd.	450,000	415,296
China Evergrande Group (c)	490,000	1,373,568
China Fangda Group Co., Ltd. Class B	130,250	56,852
China Galaxy Securities Co., Ltd. Class H	392,600	232,670
China Harmony New Energy Auto Holding, Ltd. (c)	74,500	25,175
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	549,000	—
China Huiyuan Juice Group, Ltd. (a)(c)(d)	157,000	30,445
China Index Holdings, Ltd. ADR (a)(c)	5,937	21,076
China International Marine Containers Group Co., Ltd. Class H (c)	112,800	113,486
China Lesso Group Holdings, Ltd.	153,000	122,988
China Life Insurance Co., Ltd. Class H	1,079,708	2,659,018
China Lilang, Ltd.	93,000	85,471
China Literature, Ltd. (a)(b)(c)	11,600	54,641
China Longyuan Power Group Corp., Ltd. Class H	552,000	353,987
China Machinery Engineering Corp. Class H	90,000	40,550
China Medical System Holdings, Ltd.	181,000	165,883

See accompanying notes to schedules of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
China Mengniu Dairy Co., Ltd.	448,780	$1,737,676
China Merchants Bank Co., Ltd. Class H	713,260	3,556,029
China Merchants Port Holdings Co., Ltd.	431,606	733,661
China Minsheng Banking Corp., Ltd. Class H	1,195,720	828,012
China Molybdenum Co., Ltd. Class H (c)	456,000	144,169
China National Building Material Co., Ltd. Class H	448,000	392,806
China Nuclear Energy Technology Corp., Ltd. (a)	104,000	5,791
China Oilfield Services, Ltd. Class H	322,557	319,151
China Overseas Land & Investment, Ltd.	789,084	2,908,879
China Overseas Property Holdings, Ltd.	277,361	144,494
China Pacific Insurance Group Co., Ltd. Class H	333,400	1,303,727
China Petroleum & Chemical Corp. Class H	3,411,726	2,318,882
China Power International Development, Ltd.	303,000	74,077
China Railway Construction Corp., Ltd. Class H	276,500	339,055
China Railway Group, Ltd. Class H	699,000	531,464
China Resources Beer Holdings Co., Ltd.	335,357	1,592,543
China Resources Gas Group, Ltd.	100,000	496,000
China Resources Medical Holdings Co., Ltd. (a)	75,500	55,085
China Resources Power Holdings Co., Ltd.	360,437	525,950
China Shengmu Organic Milk, Ltd. (a)(b)(c)	341,000	12,876
China Shenhua Energy Co., Ltd. Class H	543,540	1,138,216
China Silver Group, Ltd. (a)	88,000	5,970
China Singyes Solar Technologies Holdings, Ltd. (a)(e)	75,600	9,580
China South City Holdings, Ltd.	440,000	64,768
China Southern Airlines Co., Ltd. Class H	256,000	178,258
China Taiping Insurance Holdings Co., Ltd. (a)	137,341	367,415
China Telecom Corp., Ltd. Class H	2,513,320	1,264,300
China Travel International Investment Hong Kong, Ltd.	292,000	60,549
China Unicom Hong Kong, Ltd.	864,172	947,962
China Vanke Co., Ltd. Class H	157,300	589,938
China Yurun Food Group, Ltd. (a)	195,659	24,043
Chinasoft International, Ltd. (c)	216,000	106,168
Chlitina Holding, Ltd.	49,000	422,013
Security Description	Shares	Value
Chong Sing Holdings FinTech Group (a)	2,260,000	$3,182
Chongqing Changan Automobile Co., Ltd. Class B	97,600	38,103
Chongqing Rural Commercial Bank Co., Ltd. Class H	222,000	120,768
CIMC-TianDa Holdings Co., Ltd.	414,227	12,778
CITIC Resources Holdings, Ltd.	362,000	28,728
CITIC Securities Co., Ltd. Class H (a)	239,500	499,080
CITIC Telecom International Holdings, Ltd.	221,000	87,693
CITIC, Ltd.	679,000	978,629
CNOOC, Ltd.	2,067,249	3,535,161
Cogobuy Group (a)(b)	72,000	19,446
Colour Life Services Group Co., Ltd.	91,000	60,686
Consun Pharmaceutical Group, Ltd.	194,400	133,125
Coolpad Group, Ltd. (a)(d)	437,400	—
COSCO SHIPPING Development Co., Ltd. Class H (a)	1,373,339	172,272
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	663,215	392,199
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	26,000	10,150
COSCO SHIPPING Ports, Ltd.	38,425	37,921
Cosmo Lady China Holdings Co., Ltd. (b)	102,000	23,240
Country Garden Holdings Co., Ltd.	825,333	1,255,034
Country Garden Services Holdings Co., Ltd.	98,865	228,544
CRRC Corp., Ltd. Class H	569,000	475,593
CSG Holding Co., Ltd. Class B	164,450	49,888
CSPC Pharmaceutical Group, Ltd.	476,000	767,693
CT Environmental Group, Ltd. (d)	438,000	9,531
Ctrip.com International, Ltd. ADR (a)	42,152	1,555,830
CWT International, Ltd. (a)(e)	463,400	7,830
Datang International Power Generation Co., Ltd. Class H	410,000	102,861
Dazhong Transportation Group Co., Ltd. Class B	108,050	55,106
Dongfang Electric Corp., Ltd. Class H (a)	13,200	8,617
Dongfeng Motor Group Co., Ltd. Class H	544,468	446,028
Fang Holdings, Ltd. ADR (a)(c)	29,690	18,449
Fanhua, Inc. ADR (c)	9,543	319,404
Far East Horizon, Ltd.	170,000	173,862
FIH Mobile, Ltd. (a)(c)	331,000	36,860
First Tractor Co., Ltd. Class H (a)	72,000	18,063
Fufeng Group, Ltd. (c)	125,000	68,320
GDS Holdings, Ltd. ADR (a)(c)	4,159	156,254
Geely Automobile Holdings, Ltd.	667,000	1,140,623
Genscript Biotech Corp. (a)	76,000	190,863

See accompanying notes to schedules of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
GF Securities Co., Ltd. Class H	120,600	$143,408
Golden Eagle Retail Group, Ltd.	102,000	118,810
GOME Retail Holdings, Ltd. (a)(c)	1,727,322	185,722
Goodbaby International Holdings, Ltd. (a)	279,000	63,210
Great Wall Motor Co., Ltd. Class H (c)	401,000	286,924
Greentown China Holdings, Ltd.	114,000	81,132
Guangshen Railway Co., Ltd. Class H	74,500	25,461
Guangzhou Automobile Group Co., Ltd. Class H	716,844	765,245
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	102,000	460,224
Guangzhou R&F Properties Co., Ltd. Class H (c)	436,976	840,113
Guotai Junan International Holdings, Ltd. (c)	288,000	49,766
Haitian International Holdings, Ltd.	79,000	164,017
Haitong Securities Co., Ltd. Class H	376,800	422,498
Health and Happiness H&H International Holdings, Ltd. (c)	27,000	153,274
Hengan International Group Co., Ltd. (c)	98,500	724,330
Hua Hong Semiconductor, Ltd. (b)(c)	36,000	69,673
Huadian Fuxin Energy Corp., Ltd. Class H	236,000	43,197
Huadian Power International Corp., Ltd. Class H	254,000	100,462
Huaneng Power International, Inc. Class H	680,472	400,662
Huaneng Renewables Corp., Ltd. Class H (a)	440,000	121,088
Huatai Securities Co., Ltd. Class H (b)(c)	80,200	137,970
Huazhu Group, Ltd. ADR (c)	18,080	655,400
Huishang Bank Corp., Ltd. Class H	825,000	332,640
Industrial & Commercial Bank of China, Ltd. Class H	10,910,138	7,960,037
Inner Mongolia Yitai Coal Co., Ltd. Class B	228,381	247,565
iQIYI, Inc. ADR (a)(c)	13,864	286,292
JD.com, Inc. ADR (a)	112,716	3,414,168
Jiangsu Expressway Co., Ltd. Class H	412,299	586,850
Jiangxi Copper Co., Ltd. Class H	303,578	404,123
JinkoSolar Holding Co., Ltd. ADR (a)	3,663	79,450
Joy City Property, Ltd.	504,000	63,222
Jumei International Holding, Ltd. ADR (a)	2,811	6,915
Kama Co., Ltd. Class B (a)	128,749	64,890
Security Description	Shares	Value
Kangda International Environmental Co., Ltd. (a)(b)	230,000	$27,085
Kingdee International Software Group Co., Ltd. (c)	261,000	282,298
Kingsoft Corp., Ltd. (a)(c)	113,000	244,442
Konka Group Co., Ltd. Class B	390,100	127,828
Kunlun Energy Co., Ltd.	466,000	406,203
KWG Group Holdings, Ltd.	190,951	193,823
Lao Feng Xiang Co., Ltd. Class B	63,979	224,182
Launch Tech Co., Ltd. Class H	30,600	22,717
Lenovo Group, Ltd.	1,155,703	894,976
LexinFintech Holdings, Ltd. ADR (a)	7,573	84,515
Leyou Technologies Holdings, Ltd. (a)	255,800	76,617
Li Ning Co., Ltd.	335,874	791,910
Lifetech Scientific Corp. (a)(c)	284,000	51,620
Livzon Pharmaceutical Group, Inc. Class H (a)	35,075	116,730
Luoyang Glass Co., Ltd. Class H (a)	64,153	15,848
Luthai Textile Co., Ltd. Class B	50,400	51,287
Luye Pharma Group, Ltd. (b)(c)	225,500	163,370
Maanshan Iron & Steel Co., Ltd. Class H	816,971	324,174
Meituan Dianping Class B (a)(c)	359,800	3,154,726
Metallurgical Corp. of China, Ltd. Class H	484,000	129,480
Minth Group, Ltd.	100,000	269,440
Momo, Inc. ADR	14,931	534,530
National Agricultural Holdings, Ltd. (a)(c)(d)	112,000	4,265
NetEase, Inc. ADR	10,545	2,697,095
New China Life Insurance Co., Ltd. Class H	88,800	431,923
New Oriental Education & Technology Group, Inc. ADR (a)	16,117	1,556,580
Noah Holdings, Ltd. ADR (a)(c)	2,858	121,608
People's Insurance Co. Group of China, Ltd. Class H	627,000	244,781
PetroChina Co., Ltd. Class H	2,705,208	1,492,409
PICC Property & Casualty Co., Ltd. Class H	948,433	1,023,397
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	21,000	87,494
Ping An Insurance Group Co. of China, Ltd. Class H	684,228	8,215,115
Poly Culture Group Corp., Ltd. Class H	33,800	34,179
Poly Property Group Co., Ltd.	314,000	114,949
Qudian, Inc. ADR (a)	13,970	104,775
Semiconductor Manufacturing International Corp. (a)(c)	662,383	737,630
Shandong Airlines Co., Ltd. Class B	24,300	26,936
Shandong Chenming Paper Holdings, Ltd. Class H	77,350	33,960

See accompanying notes to schedules of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	248,000	$224,748
Shang Gong Group Co., Ltd. Class B (a)	175,300	106,758
Shanghai Baosight Software Co., Ltd. Class B	53,560	97,533
Shanghai Electric Group Co., Ltd. Class H	508,418	184,169
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	42,000	127,142
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	211,000	157,187
Shanghai Haixin Group Co. Class B	96,000	41,952
Shanghai Highly Group Co., Ltd. Class B	158,600	132,907
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	13,500	14,027
Shanghai Jinjiang International Travel Co., Ltd. Class B	30,074	50,314
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	42,400	51,728
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	205,864	249,095
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	58,284	99,316
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	77,400	152,175
Shanghai Prime Machinery Co., Ltd. Class H	678,000	85,048
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	10,400	15,475
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	139,800	51,307
Shenzhen Expressway Co., Ltd. Class H	29,000	34,856
Shenzhen Investment, Ltd.	366,888	135,250
Shenzhou International Group Holdings, Ltd.	60,200	827,581
SINA Corp. (a)	11,463	494,399
Sino-Ocean Group Holding, Ltd.	955,711	406,139
Sinopec Oilfield Service Corp. Class H (a)(c)	194,000	24,087
Sinopec Shanghai Petrochemical Co., Ltd. Class H	690,878	274,140
Sinopharm Group Co., Ltd. Class H	135,600	477,312
Sinotrans, Ltd. Class H	268,000	97,423
Sinotruk Hong Kong, Ltd. (c)	38,500	66,627
SITC International Holdings Co., Ltd.	220,000	224,154
Sohu.com, Ltd. ADR (a)	4,588	64,232
Security Description	Shares	Value
Sun King Power Electronics Group	163,300	$23,620
Sunac China Holdings, Ltd.	323,000	1,587,610
Sunny Optical Technology Group Co., Ltd.	107,100	1,106,300
TAL Education Group ADR (a)	42,834	1,631,975
TCL Electronics Holdings, Ltd.	153,000	73,832
Tencent Holdings, Ltd.	723,470	32,652,227
Tian Ge Interactive Holdings, Ltd. (a)(b)	89,000	21,303
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	39,145	36,013
Tianneng Power International, Ltd.	108,000	86,953
Tingyi Cayman Islands Holding Corp.	450,383	751,743
Tong Ren Tang Technologies Co., Ltd. Class H	155,000	184,710
TravelSky Technology, Ltd. Class H	112,000	225,075
Tsingtao Brewery Co., Ltd. Class H	100,000	636,800
Uni-President China Holdings, Ltd.	219,000	243,878
Vipshop Holdings, Ltd. ADR (a)	42,156	363,806
Want Want China Holdings, Ltd.	1,237,000	1,005,434
Weibo Corp. ADR (a)(c)	3,339	145,413
Weichai Power Co., Ltd. Class H	59,000	99,686
West China Cement, Ltd.	446,000	68,506
Wuxi Biologics Cayman, Inc. (a)(b)	30,500	273,866
Xiamen International Port Co., Ltd. Class H	146,000	19,622
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (c)	36,259	39,635
Xinyi Solar Holdings, Ltd.	313,246	154,368
Yangzijiang Shipbuilding Holdings, Ltd.	317,200	358,709
Yantai Changyu Pioneer Wine Co., Ltd. Class B	32,653	72,516
Yanzhou Coal Mining Co., Ltd. Class H	374,882	350,290
Yum China Holdings, Inc.	42,327	1,955,507
YY, Inc. ADR (a)	4,045	281,896
Zai Lab, Ltd. ADR (a)(c)	4,053	141,328
Zhejiang Expressway Co., Ltd. Class H	260,000	273,894
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	58,400	27,060
Zhuzhou CRRC Times Electric Co., Ltd. Class H	91,000	479,315
Zijin Mining Group Co., Ltd. Class H	1,150,685	466,902
ZTE Corp. Class H (a)	115,440	333,206
ZTO Express Cayman, Inc. ADR	34,016	650,386
		201,447,535

See accompanying notes to schedules of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
HONG KONG — 3.9%
Alibaba Pictures Group, Ltd. (a)	1,400,107	$301,079
Beijing Enterprises Medical & Health Group, Ltd. (a)	416,500	12,848
Carnival Group International Holdings, Ltd. (a)	1,160,000	3,564
Central Wealth Group Holdings, Ltd. (a)(c)	266,000	2,452
China All Access Holdings, Ltd.	184,000	5,535
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	437,600	14,843
China Everbright, Ltd.	130,000	192,026
China Fiber Optic Network System Group, Ltd. (a)(d)	686,800	—
China First Capital Group, Ltd. (a)	188,000	56,069
China Gas Holdings, Ltd.	345,400	1,284,335
China High Speed Transmission Equipment Group Co., Ltd. (c)	8,000	5,222
China Mobile, Ltd.	736,636	6,708,691
China NT Pharma Group Co., Ltd.	100,000	9,600
China Resources Cement Holdings, Ltd.	68,000	65,889
China Resources Land, Ltd.	488,767	2,152,139
China State Construction International Holdings, Ltd.	282,750	290,260
Citychamp Watch & Jewellery Group, Ltd. (a)	510,000	114,893
Comba Telecom Systems Holdings, Ltd. (a)	393,847	87,718
CP Pokphand Co., Ltd.	950,000	81,472
Dawnrays Pharmaceutical Holdings, Ltd.	244,000	45,286
Digital China Holdings, Ltd. (a)(c)	160,000	89,907
EVA Precision Industrial Holdings, Ltd.	428,000	38,349
Fullshare Holdings, Ltd. (a)(c)	726,100	45,076
GCL-Poly Energy Holdings, Ltd. (a)(c)	1,018,000	56,031
Guangdong Investment, Ltd.	396,000	783,637
Haier Electronics Group Co., Ltd. (a)	159,000	439,603
Hi Sun Technology China, Ltd. (a)	306,000	49,352
Huabao International Holdings, Ltd.	18,000	7,603
Imperial Pacific International Holdings, Ltd. (a)(c)	7,636,300	203,309
Kingboard Holdings, Ltd.	139,200	387,533
Lee & Man Paper Manufacturing, Ltd.	250,000	175,040
NetDragon Websoft Holdings, Ltd.	62,500	154,240
Nine Dragons Paper Holdings, Ltd.	204,000	180,956
Shanghai Industrial Holdings, Ltd.	53,000	114,921
Shenwan Hongyuan HK, Ltd.	335,000	59,603
Shimao Property Holdings, Ltd.	185,500	565,107
Sino Biopharmaceutical, Ltd.	1,085,000	1,109,651
Security Description	Shares	Value
Skyworth Digital Holdings, Ltd. (c)	290,243	$78,017
Solartech International Holdings, Ltd. (a)	480,000	3,564
SSY Group, Ltd.	586,691	530,181
Sun Art Retail Group, Ltd.	264,500	250,534
Tech Pro Technology Development, Ltd. (a)(c)(d)	1,684,800	7,332
Tibet Water Resources, Ltd. (a)	381,000	105,339
United Laboratories International Holdings, Ltd. (c)	118,000	63,286
Vinda International Holdings, Ltd.	48,000	81,592
Wasion Holdings, Ltd.	80,000	29,286
WH Group, Ltd. (b)	1,039,000	1,053,297
Xinyi Glass Holdings, Ltd.	378,000	396,749
		18,493,016
INDIA — 19.3%
Adani Ports & Special Economic Zone, Ltd.	125,722	747,110
Adani Power, Ltd. (a)	83,826	62,359
AIA Engineering, Ltd. (a)	10,460	271,783
Ajanta Pharma, Ltd.	3,873	53,628
Alembic Pharmaceuticals, Ltd.	12,193	89,865
Anup Engineering, Ltd. (a)	1,167	8,112
Apollo Hospitals Enterprise, Ltd.	34,865	686,516
Apollo Tyres, Ltd.	60,699	176,441
Arvind Fashions, Ltd. (a)	6,303	62,137
Arvind, Ltd.	31,511	28,896
Ashok Leyland, Ltd.	55,774	70,498
Asian Paints, Ltd.	33,325	655,686
AstraZeneca Pharma India, Ltd. (a)	10,555	325,538
Aurobindo Pharma, Ltd.	43,605	384,108
Axis Bank, Ltd. (a)	180,557	2,114,945
Bajaj Auto, Ltd.	7,684	314,701
Bajaj Finance, Ltd.	18,270	974,303
Balkrishna Industries, Ltd.	5,092	55,754
Bank of Baroda (a)	50,256	88,532
BEML, Ltd.	8,113	107,178
Bharat Electronics, Ltd.	125,995	205,345
Bharat Financial Inclusion, Ltd. (a)	32,037	414,250
Bharat Forge, Ltd.	33,904	220,976
Bharat Heavy Electricals, Ltd.	294,647	312,244
Bharat Petroleum Corp., Ltd.	56,872	323,341
Bharti Airtel, Ltd.	294,194	1,477,416
Bharti Infratel, Ltd.	60,058	232,349
Biocon, Ltd.	171,118	621,109
Birlasoft, Ltd.	61,845	77,320
Bosch, Ltd.	918	217,288
Britannia Industries, Ltd.	5,846	232,366
Cadila Healthcare, Ltd.	31,736	111,124
Central Bank of India (a)	78,225	23,345
CG Power and Industrial Solutions, Ltd. (a)	98,385	40,692
Cipla, Ltd.	110,832	888,631

See accompanying notes to schedules of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Coal India, Ltd.	168,916	$621,070
Crompton Greaves Consumer Electricals, Ltd.	33,252	111,759
Dabur India, Ltd.	42,322	245,554
DCB Bank, Ltd.	87,164	299,396
Divi's Laboratories, Ltd.	11,166	258,325
DLF, Ltd.	81,652	223,034
Dr Lal PathLabs, Ltd. (b)	10,131	156,997
Dr Reddy's Laboratories, Ltd.	13,145	485,686
Edelweiss Financial Services, Ltd.	28,402	69,866
Eicher Motors, Ltd.	1,237	342,975
Emami, Ltd.	13,197	57,183
Escorts, Ltd.	60,793	472,455
Federal Bank, Ltd.	200,630	315,067
Fortis Healthcare, Ltd. (a)	55,693	104,968
GAIL India, Ltd.	101,788	460,002
Gateway Distriparks, Ltd.	42,595	81,207
Gillette India, Ltd.	1,131	122,501
Glenmark Pharmaceuticals, Ltd.	22,913	147,166
Godrej Consumer Products, Ltd.	59,498	571,557
Godrej Industries, Ltd.	22,244	155,984
Granules India, Ltd.	74,713	104,773
Grasim Industries, Ltd.	17,940	237,571
Gujarat Mineral Development Corp., Ltd.	53,511	58,218
Gujarat Pipavav Port, Ltd.	45,835	58,367
GVK Power & Infrastructure, Ltd. (a)	486,771	41,958
Havells India, Ltd.	42,579	484,930
HCL Technologies, Ltd.	60,830	938,215
HDFC Bank, Ltd.	215,436	7,626,985
HEG, Ltd.	2,204	46,890
Hero MotoCorp, Ltd.	14,987	560,486
Hindalco Industries, Ltd.	143,353	429,992
Hindustan Unilever, Ltd.	130,407	3,377,140
Hindustan Zinc, Ltd.	187,348	662,513
Housing Development & Infrastructure, Ltd. (a)	75,047	18,319
Housing Development Finance Corp., Ltd.	230,496	7,319,840
ICICI Bank, Ltd. ADR	239,909	3,020,454
ICICI Bank, Ltd.	581	3,679
IDFC First Bank, Ltd.	120,749	75,657
IDFC, Ltd.	177,557	89,258
Igarashi Motors India, Ltd.	11,966	47,464
India Cements, Ltd.	40,831	59,033
Indiabulls Housing Finance, Ltd.	66,344	584,075
Indiabulls Real Estate, Ltd. (a)	34,981	57,696
Indiabulls Ventures, Ltd.	14,217	56,506
Indian Hotels Co., Ltd.	397,422	907,085
Indian Oil Corp., Ltd.	269,724	609,177
IndusInd Bank, Ltd.	29,389	600,531
Infosys, Ltd. ADR	527,390	5,643,073
InterGlobe Aviation, Ltd. (b)	9,284	209,540
Ipca Laboratories, Ltd.	17,628	234,372
ITC, Ltd. GDR	298,066	1,186,303
Security Description	Shares	Value
Jain Irrigation Systems, Ltd.	80,587	$30,121
Jaiprakash Associates, Ltd. (a)	359,049	15,865
Jammu & Kashmir Bank, Ltd. (a)	114,742	66,906
Jet Airways India, Ltd. (a)	45,773	44,992
Jindal Steel & Power, Ltd. (a)	74,414	153,135
Johnson Controls-Hitachi Air Conditioning India, Ltd.	2,977	76,405
JSW Steel, Ltd.	184,866	740,776
Jubilant Foodworks, Ltd.	11,864	211,911
Jubilant Life Sciences, Ltd.	11,813	87,638
Just Dial, Ltd. (a)	5,813	64,073
Karnataka Bank, Ltd.	56,688	85,327
Kaveri Seed Co., Ltd.	14,354	95,884
Kotak Mahindra Bank, Ltd.	82,970	1,775,452
KPIT Technologies, Ltd. (a)	60,565	84,889
Lakshmi Vilas Bank, Ltd. (a)	65,087	61,572
Larsen & Toubro, Ltd. GDR	59,557	1,331,099
Laurus Labs, Ltd. (a)(b)	13,296	64,855
LIC Housing Finance, Ltd.	48,009	386,179
Lupin, Ltd.	30,480	333,270
Magma Fincorp, Ltd.	39,398	74,170
Mahindra & Mahindra Financial Services, Ltd.	47,777	268,829
Mahindra & Mahindra, Ltd.	142,307	1,351,069
MakeMyTrip, Ltd. (a)(c)	3,414	84,667
Manappuram Finance, Ltd.	79,355	158,877
Marico, Ltd.	66,450	356,714
Marksans Pharma, Ltd.	207,354	61,731
Maruti Suzuki India, Ltd.	6,314	597,730
Max Financial Services, Ltd. (a)	18,779	110,983
Max India, Ltd. (a)	148,234	145,813
Mindtree, Ltd.	15,194	204,135
Motherson Sumi Systems, Ltd.	116,321	205,503
Narayana Hrudayalaya, Ltd. (a)	38,221	134,412
Natco Pharma, Ltd.	11,632	90,137
NCC, Ltd.	94,316	133,151
Nestle India, Ltd.	2,735	472,000
NTPC, Ltd.	209,960	429,942
Oil & Natural Gas Corp., Ltd.	448,604	1,090,193
Page Industries, Ltd.	991	295,483
PC Jeweller, Ltd.	65,494	43,076
PI Industries, Ltd.	11,275	191,623
Piramal Enterprises, Ltd.	5,165	145,640
Power Finance Corp., Ltd. (a)	100,548	195,481
Power Grid Corp. of India, Ltd.	104,694	313,805
Rajesh Exports, Ltd.	32,636	341,549
Raymond, Ltd.	9,531	100,961
REC, Ltd.	90,068	215,033
Reliance Capital, Ltd.	43,371	41,532
Reliance Communications, Ltd. (a)	218,595	4,433
Reliance Home Finance, Ltd.	35,449	6,060
Reliance Industries, Ltd. GDR (a)(b)	228,318	8,287,943
Reliance Infrastructure, Ltd.	77,453	62,387
Repco Home Finance, Ltd.	12,392	68,515

See accompanying notes to schedules of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Satin Creditcare Network, Ltd. (a)	19,155	$82,209
Sequent Scientific, Ltd. (a)	132,676	127,145
Shankara Building Products, Ltd.	5,393	34,392
Shilpa Medicare, Ltd. (a)	15,496	77,023
Shoppers Stop, Ltd.	19,004	133,994
Shriram City Union Finance, Ltd.	8,825	207,107
Shriram Transport Finance Co., Ltd.	21,725	340,050
Siemens, Ltd.	35,506	674,525
Sintex Industries, Ltd.	516,905	20,219
Sintex Plastics Technology, Ltd. (a)	138,523	14,148
South Indian Bank, Ltd.	510,659	96,173
SpiceJet, Ltd. (a)	68,287	123,610
Srei Infrastructure Finance, Ltd.	102,410	26,557
State Bank of India (a)	214,061	1,120,271
Steel Authority of India, Ltd. (a)	261,144	191,997
Strides Pharma Science, Ltd.	16,701	96,513
Sun Pharma Advanced Research Co., Ltd. (a)	28,874	48,564
Sun Pharmaceutical Industries, Ltd.	145,295	843,954
Suven Life Sciences, Ltd.	37,168	146,028
Suzlon Energy, Ltd. (a)	1,357,466	103,244
Tata Consultancy Services, Ltd.	132,442	4,273,294
Tata Motors, Ltd. (a)	236,157	556,116
Tata Steel, Ltd.	44,481	325,033
Tech Mahindra, Ltd.	61,282	627,313
Tejas Networks, Ltd. (a)(b)	16,603	34,311
Thyrocare Technologies, Ltd. (b)	47,086	322,001
Titan Co., Ltd.	14,713	284,487
Torrent Pharmaceuticals, Ltd.	9,428	211,335
Transport Corp. of India, Ltd.	25,904	116,765
Ujjivan Financial Services, Ltd.	17,804	76,488
UltraTech Cement, Ltd.	7,983	526,882
Unichem Laboratories, Ltd.	19,432	47,941
Unitech, Ltd. (a)	1,596,307	27,751
United Breweries, Ltd.	8,880	172,255
United Spirits, Ltd. (a)	58,246	493,586
UPL, Ltd.	34,612	470,059
Vakrangee, Ltd.	200,784	98,316
Vedanta, Ltd.	147,986	373,784
V-Mart Retail, Ltd.	3,493	111,752
Vodafone Idea, Ltd. (a)	852,359	150,030
Wipro, Ltd. ADR	284,329	1,231,145
WNS Holdings, Ltd. ADR (a)	11,009	651,733
Wockhardt, Ltd. (a)	24,280	131,869
Yes Bank, Ltd.	182,580	287,647
Zee Entertainment Enterprises, Ltd.	189,862	931,466
		92,363,746
INDONESIA — 3.8%
Ace Hardware Indonesia Tbk PT	2,509,900	321,566
Adaro Energy Tbk PT	3,041,800	292,822
AKR Corporindo Tbk PT	139,200	40,299
Astra International Tbk PT	3,236,700	1,706,842
Security Description	Shares	Value
Bank Central Asia Tbk PT	2,118,496	$4,494,915
Bank Mandiri Persero Tbk PT	3,057,010	1,736,507
Bank Negara Indonesia Persero Tbk PT	585,900	381,545
Bank Rakyat Indonesia Persero Tbk PT	9,315,080	2,874,801
Charoen Pokphand Indonesia Tbk PT	394,800	132,182
Ciputra Development Tbk PT	968,696	78,853
Gudang Garam Tbk PT	104,800	570,271
Indah Kiat Pulp & Paper Corp. Tbk PT	231,500	153,623
Indocement Tunggal Prakarsa Tbk PT	298,925	423,182
Kalbe Farma Tbk PT	1,064,400	110,000
Lippo Karawaci Tbk PT (a)	1,747,100	32,648
Matahari Department Store Tbk PT	220,500	53,847
Media Nusantara Citra Tbk PT	446,200	32,847
Pabrik Kertas Tjiwi Kimia Tbk PT	84,700	75,392
Pakuwon Jati Tbk PT	2,403,900	124,215
Perusahaan Gas Negara Tbk PT	1,896,740	283,286
PP Persero Tbk PT	820,076	128,287
Semen Indonesia Persero Tbk PT	584,100	478,567
Summarecon Agung Tbk PT (a)	910,500	78,628
Surya Semesta Internusa Tbk PT	1,448,000	73,797
Telekomunikasi Indonesia Persero Tbk PT	8,090,670	2,370,934
Tiga Pilar Sejahtera Food Tbk (a)(d)	963,100	5,727
Tower Bersama Infrastructure Tbk PT	344,800	92,500
Unilever Indonesia Tbk PT	70,000	222,969
United Tractors Tbk PT	297,645	594,131
Wijaya Karya Persero Tbk PT	775,657	133,417
		18,098,600
MACAU — 0.0% (f)
Newtree Group Holdings, Ltd. (a)	330,000	22,810
MALAYSIA — 3.6%
AEON Credit Service M Bhd	70,050	284,777
AirAsia Group Bhd	253,400	167,400
AirAsia X Bhd (a)	2,275,200	123,877
Alliance Bank Malaysia Bhd	749,410	681,859
Astro Malaysia Holdings Bhd	251,600	88,281
Axiata Group Bhd	520,402	627,127
BerMaz Motor Sdn Bhd	278,480	179,251
British American Tobacco Malaysia Bhd	15,100	105,234
Bursa Malaysia Bhd	377,251	639,022
Cahya Mata Sarawak Bhd	250,800	183,283
Carlsberg Brewery Malaysia Bhd Class B	205,403	1,275,412
CIMB Group Holdings Bhd	541,287	704,688
Dialog Group Bhd	656,900	518,208
Eastern & Oriental Bhd (a)	618,611	119,007

See accompanying notes to schedules of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Eco World Development Group Bhd (a)	337,500	$67,786
Gamuda Bhd	97,500	88,711
Genting Bhd	513,900	841,888
Genting Malaysia Bhd	569,600	446,583
George Kent Malaysia Bhd	245,200	67,048
IJM Corp. Bhd	1,145,880	665,484
Inari Amertron Bhd	660,812	255,850
IOI Corp. Bhd	728,496	749,209
IOI Properties Group Bhd	619,416	206,847
Iskandar Waterfront City Bhd (a)	475,200	121,890
Karex Bhd	397,425	52,413
KNM Group Bhd (a)	821,900	50,716
Kuala Lumpur Kepong Bhd	56,900	338,164
Malayan Banking Bhd	582,422	1,251,520
Maxis Bhd	385,300	519,328
Media Prima Bhd (a)	287,400	33,382
Muhibbah Engineering M Bhd	310,800	207,576
My EG Services Bhd	441,800	158,225
Padini Holdings Bhd	222,600	194,994
Pentamaster Corp. Bhd (a)	253,650	176,772
PPB Group Bhd	132,220	598,310
Press Metal Aluminium Holdings Bhd	508,840	541,778
Public Bank Bhd	242,720	1,350,892
Sapura Energy Bhd	195,300	14,178
Sime Darby Bhd	390,388	213,497
Sime Darby Plantation Bhd	381,088	453,709
Sime Darby Property Bhd	372,788	92,915
TA Enterprise Bhd	688,900	107,523
Telekom Malaysia Bhd	149,109	144,328
Tenaga Nasional Bhd	343,550	1,150,570
Top Glove Corp. Bhd	101,900	121,072
Tune Protect Group Bhd	460,100	76,266
Yinson Holdings Bhd	150,700	222,084
		17,278,934
PAKISTAN — 0.1%
Bank Alfalah, Ltd.	385,900	105,298
Bank of Punjab	1,365,500	78,212
Cherat Cement Co., Ltd.	86,500	16,764
Fauji Fertilizer Bin Qasim, Ltd.	440,000	50,211
Habib Bank, Ltd.	83,700	59,342
Hascol Petroleum, Ltd.	132,312	56,834
Maple Leaf Cement Factory, Ltd.	147,100	21,998
MCB Bank, Ltd.	72,200	78,844
Nishat Mills, Ltd.	100,900	58,955
Pak Elektron, Ltd. (a)	480,500	60,216
Searle Co., Ltd.	50,713	46,526
TRG Pakistan (a)	348,000	35,639
		668,839
PHILIPPINES — 1.9%
Aboitiz Equity Ventures, Inc.	125,520	134,744
Alliance Global Group, Inc.	836,100	251,964
Ayala Land, Inc.	1,699,888	1,685,455
Bank of the Philippine Islands	46,870	71,812
Security Description	Shares	Value
BDO Unibank, Inc.	209,585	$572,692
Bloomberry Resorts Corp.	480,000	105,865
Cebu Air, Inc.	66,170	117,527
CEMEX Holdings Philippines, Inc. (a)(b)	1,327,000	75,629
Cosco Capital, Inc.	1,916,800	257,394
D&L Industries, Inc.	1,696,100	346,271
DoubleDragon Properties Corp. (a)	548,570	262,320
First Gen Corp.	1,241,070	649,179
First Philippine Holdings Corp.	451,117	730,803
Globe Telecom, Inc.	2,505	110,595
GT Capital Holdings, Inc.	7,680	140,904
Integrated Micro-Electronics, Inc.	329,000	64,599
JG Summit Holdings, Inc.	361,040	474,951
Jollibee Foods Corp.	47,560	261,587
LT Group, Inc.	569,400	168,925
Metro Pacific Investments Corp.	1,360,000	127,413
Nickel Asia Corp.	1,339,371	58,819
PLDT, Inc.	23,319	587,128
Puregold Price Club, Inc.	355,850	312,198
SM Investments Corp.	19,275	364,545
SM Prime Holdings, Inc.	1,102,900	798,626
Universal Robina Corp.	100,770	326,492
		9,058,437
SINGAPORE — 0.0% (f)
SIIC Environment Holdings, Ltd.	166,699	33,883
Silverlake Axis, Ltd.	238,000	94,113
		127,996
TAIWAN — 19.7%
Accton Technology Corp.	43,000	182,054
Acer, Inc. (a)	753,395	466,938
Advantech Co., Ltd.	52,898	449,623
Airtac International Group	12,431	139,281
ASE Technology Holding Co., Ltd.	551,898	1,092,797
Asia Cement Corp.	754,073	1,154,435
Asustek Computer, Inc.	144,138	1,034,877
AU Optronics Corp. ADR (c)	177,802	526,293
Catcher Technology Co., Ltd.	144,539	1,035,430
Cathay Financial Holding Co., Ltd.	1,407,604	1,948,743
Center Laboratories, Inc. (a)	60,546	150,880
Chang Hwa Commercial Bank, Ltd.	2,313,904	1,560,756
Chilisin Electronics Corp.	14,937	43,667
China Development Financial Holding Corp.	3,484,272	1,062,350
China Life Insurance Co., Ltd.	223,605	178,901
China Steel Chemical Corp.	18,877	81,745
China Steel Corp.	1,867,625	1,500,257
Chunghwa Telecom Co., Ltd.	456,268	1,659,984
Compal Electronics, Inc.	1,084,431	710,513
CTBC Financial Holding Co., Ltd.	3,192,515	2,194,504
Delta Electronics, Inc.	344,787	1,748,385

See accompanying notes to schedules of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
E.Sun Financial Holding Co., Ltd.	553,809	$463,595
Eclat Textile Co., Ltd.	49,365	632,569
eMemory Technology, Inc.	16,000	195,238
Epistar Corp.	234,170	188,485
Everlight Electronics Co., Ltd.	177,996	166,193
Far Eastern New Century Corp.	1,027,170	1,107,880
Far EasTone Telecommunications Co., Ltd.	183,000	461,337
Feng TAY Enterprise Co., Ltd.	47,902	373,228
Firich Enterprises Co., Ltd.	33,957	46,793
First Financial Holding Co., Ltd.	2,893,140	2,123,782
Formosa Chemicals & Fibre Corp.	731,691	2,426,445
Formosa Petrochemical Corp.	230,000	818,268
Formosa Plastics Corp.	892,137	3,288,839
Foxconn Technology Co., Ltd.	261,519	531,298
Fubon Financial Holding Co., Ltd. (a)	1,177,998	1,738,959
Genius Electronic Optical Co., Ltd.	6,000	78,623
Giant Manufacturing Co., Ltd.	50,000	391,185
Globalwafers Co., Ltd.	12,000	121,509
Himax Technologies, Inc. ADR (c)	21,082	73,365
Hiwin Technologies Corp.	39,838	333,485
Holy Stone Enterprise Co., Ltd.	14,000	47,103
Hon Hai Precision Industry Co., Ltd.	1,672,760	4,168,503
Hotai Motor Co., Ltd.	46,000	752,362
HTC Corp. (a)	129,710	152,639
Hua Nan Financial Holdings Co., Ltd.	2,838,876	1,905,715
Innolux Corp.	1,064,753	251,280
Inventec Corp.	408,000	324,461
King Yuan Electronics Co., Ltd.	888,898	766,995
Largan Precision Co., Ltd.	12,710	1,577,522
Lite-On Technology Corp.	591,891	867,079
Macronix International	634,673	473,050
Makalot Industrial Co., Ltd.	46,682	315,627
MediaTek, Inc.	239,219	2,418,415
Medigen Biotechnology Corp. (a)	14,000	34,122
Mega Financial Holding Co., Ltd.	1,997,148	1,986,892
Merry Electronics Co., Ltd.	50,789	276,352
MIN AIK Technology Co., Ltd.	25,400	11,204
Motech Industries, Inc. (a)	139,934	38,701
Nan Ya Plastics Corp.	992,759	2,512,302
Novatek Microelectronics Corp.	156,062	869,258
PChome Online, Inc. (a)	27,957	101,713
Pegatron Corp.	377,630	652,900
Pou Chen Corp.	255,000	316,087
Powertech Technology, Inc.	247,518	605,656
President Chain Store Corp.	57,000	551,474
ProMOS Technologies, Inc. (a)(d)	2,232	—
Quanta Computer, Inc.	599,194	1,165,225
Radiant Opto-Electronics Corp.	49,000	164,072
Realtek Semiconductor Corp.	177,161	1,303,346
Ritek Corp. (a)	122,834	35,751
Shin Kong Financial Holding Co., Ltd.	2,881,344	874,807
Security Description	Shares	Value
Silicon Motion Technology Corp. ADR	4,008	$177,875
Sino-American Silicon Products, Inc.	39,000	102,461
SinoPac Financial Holdings Co., Ltd.	3,635,630	1,527,551
Synnex Technology International Corp.	245,000	307,635
TA-I Technology Co., Ltd.	21,000	30,696
Taishin Financial Holding Co., Ltd.	3,496,204	1,609,676
Taiwan Cement Corp.	910,937	1,350,590
Taiwan FU Hsing Industrial Co., Ltd.	233,000	350,706
Taiwan Mobile Co., Ltd.	312,200	1,231,330
Taiwan Paiho, Ltd.	33,000	95,304
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	453,397	17,759,561
Tatung Co., Ltd. (a)	413,107	249,384
Teco Electric and Machinery Co., Ltd.	174,000	127,729
TPK Holding Co., Ltd.	28,000	44,669
Tripod Technology Corp.	426,361	1,509,996
Uni-President Enterprises Corp.	831,971	2,215,232
United Integrated Services Co., Ltd.	240,755	1,178,215
United Microelectronics Corp. ADR	544,495	1,203,334
Walsin Lihwa Corp.	592,000	280,185
Walsin Technology Corp.	38,000	200,647
Win Semiconductors Corp.	28,000	179,398
Wistron Corp.	902,715	703,350
Yageo Corp.	38,144	324,217
Yuanta Financial Holding Co., Ltd.	1,907,383	1,145,308
		93,909,151
THAILAND — 4.9%
Advanced Info Service PCL	202,302	1,438,064
Airports of Thailand PCL	417,500	1,000,611
Bangkok Expressway & Metro PCL	5,131,232	1,907,428
Beauty Community PCL	327,500	43,571
BEC World PCL (a)	144,200	41,378
Big Camera Corp. PCL	1,693,500	62,400
Bumrungrad Hospital PCL	42,600	234,757
Central Plaza Hotel PCL	58,700	67,950
Charoen Pokphand Foods PCL	280,900	258,757
Chularat Hospital PCL Class F	2,334,800	172,060
CP ALL PCL	892,800	2,503,654
E for L Aim PCL (a)	272,340	355
Electricity Generating PCL	213,899	2,266,803
Energy Absolute PCL	275,200	500,282
Gunkul Engineering PCL	1,903,443	198,615
Hana Microelectronics PCL	124,600	104,621
Ichitan Group PCL	161,900	34,843
Indorama Ventures PCL	201,200	308,353

See accompanying notes to schedules of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
IRPC PCL	3,610,739	$588,691
Jasmine International PCL	742,725	174,374
Kasikornbank PCL	68,054	420,518
Kasikornbank PCL NVDR	33,700	206,590
KCE Electronics PCL	381,800	236,544
Krungthai Card PCL	105,700	149,067
MC Group PCL	360,500	92,865
Mega Lifesciences PCL	275,000	313,850
Minor International PCL	385,486	515,364
PTG Energy PCL	214,000	136,072
PTT Exploration & Production PCL	317,417	1,397,287
PTT Global Chemical PCL NVDR	94,300	196,795
PTT PCL	1,333,350	2,119,534
Siam Cement PCL NVDR	59,200	911,140
Siam Commercial Bank PCL	285,797	1,300,030
Somboon Advance Technology PCL	200,200	118,158
Srisawad Corp. PCL	362,031	664,033
Super Energy Corp. PCL NVDR (a)	1,227,500	27,618
SVI PCL	1,167,200	165,180
Thai Beverage PCL	1,185,600	727,335
Thai Oil PCL	465,964	1,010,405
Thai Union Group PCL Class F	260,700	155,566
TMB Bank PCL	2,399,000	153,323
True Corp. PCL NVDR	1,728,683	329,756
		23,254,597
UNITED STATES — 0.0% (f)
Ideanomics, Inc. (a)(c)	15,037	36,991
IntelliEPI, Inc.	52,000	97,439
		134,430
TOTAL COMMON STOCKS (Cost $419,322,815)		474,858,091

WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Minor International PCL (expiring 9/30/21) (a) (Cost: $0)	20,064	3,631
RIGHTS — 0.0% (f)
CHINA — 0.0% (f)
China International Marine Containers Group Co., Ltd. Class H (expiring 7/2/19) (a) (d)	951	—
INDONESIA — 0.0% (f)
Lippo Karawaci Tbk PT (expiring 7/11/2019) (a)	3,668,910	4,675
TOTAL RIGHTS (Cost $33,592)		4,675
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (g) (h)	2,687,499	$2,687,499
State Street Navigator Securities Lending Portfolio III (i) (j)	6,258,868	6,258,868
TOTAL SHORT-TERM INVESTMENTS (Cost $8,946,367)		8,946,367
TOTAL INVESTMENTS — 101.3% (Cost $428,302,774)		483,812,764
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(6,132,923)
NET ASSETS — 100.0%		$477,679,841
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2019.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $57,300, representing less than 0.05% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $17,410, representing less than 0.05% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt

See accompanying notes to schedules of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$454,348,536	$20,452,255	$57,300	$474,858,091
Warrants	3,631	—	—	3,631
Rights	4,675	—	0(a)	4,675
Short-Term Investments	8,946,367	—	—	8,946,367
TOTAL INVESTMENTS	$463,303,209	$20,452,255	$57,300	$483,812,764
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$17,413,755	$14,726,256	$—	$—	2,687,499	$2,687,499	$12,259
State Street Navigator Securities Lending Government Money Market Portfolio	4,909,168	4,909,168	17,820,596	22,729,764	—	—	—	—	46,761
State Street Navigator Securities Lending Portfolio III	—	—	11,948,866	5,689,998	—	—	6,258,868	6,258,868	18,881
Total		$4,909,168	$47,183,217	$43,146,018	$—	$—		$8,946,367	$77,901
See accompanying notes to schedules of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co., Ltd. Class H	2,096,000	$1,145,590
AIR FREIGHT & LOGISTICS — 0.4%
BEST, Inc. ADR (a) (b)	46,255	254,865
Sinotrans, Ltd. Class H	959,000	348,616
ZTO Express Cayman, Inc. ADR	227,808	4,355,689
		4,959,170
AIRLINES — 0.3%
Air China, Ltd. Class H	1,264,000	1,274,921
China Eastern Airlines Corp., Ltd. Class H (a)	1,442,000	850,895
China Southern Airlines Co., Ltd. Class H	1,486,000	1,034,732
		3,160,548
AUTO COMPONENTS — 0.3%
China First Capital Group, Ltd. (a)	2,086,000	622,129
Fuyao Glass Industry Group Co., Ltd. Class H (c)	222,800	691,571
Minth Group, Ltd.	504,000	1,357,978
Tianneng Power International, Ltd.	426,000	342,981
Xinyi Glass Holdings, Ltd.	1,260,000	1,322,496
		4,337,155
AUTOMOBILES — 1.6%
BAIC Motor Corp., Ltd. Class H (c)	1,120,900	703,028
Brilliance China Automotive Holdings, Ltd.	2,056,000	2,273,772
BYD Co., Ltd. Class H (b)	521,000	3,144,339
Dongfeng Motor Group Co., Ltd. Class H	2,609,300	2,137,539
Geely Automobile Holdings, Ltd.	3,852,000	6,587,228
Great Wall Motor Co., Ltd. Class H (b)	2,869,000	2,052,827
Guangzhou Automobile Group Co., Ltd. Class H	2,495,691	2,664,200
NIO, Inc. ADR (a) (b)	55,199	140,757
Qingling Motors Co., Ltd. Class H	3,060,000	779,443
		20,483,133
BANKS — 14.1%
Agricultural Bank of China, Ltd. Class H	20,632,000	8,635,730
Bank of China, Ltd. Class H	55,138,700	23,290,587
Bank of Chongqing Co., Ltd. Class H (b)	1,358,000	801,329
Bank of Communications Co., Ltd. Class H	15,958,824	12,113,386
China CITIC Bank Corp., Ltd. Class H	8,678,471	4,943,257
China Construction Bank Corp. Class H	75,217,623	64,795,469
China Everbright Bank Co., Ltd. Class H	854,000	391,337
Security Description	Shares	Value
China Merchants Bank Co., Ltd. Class H	2,711,235	$13,517,133
China Minsheng Banking Corp., Ltd. Class H	5,899,259	4,085,119
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,255,000	1,226,720
Huishang Bank Corp., Ltd. Class H	2,002,700	807,488
Industrial & Commercial Bank of China, Ltd. Class H	55,299,789	40,346,726
Postal Savings Bank of China Co., Ltd. Class H (c)	3,879,000	2,303,816
		177,258,097
BEVERAGES — 0.6%
China Resources Beer Holdings Co., Ltd.	1,183,667	5,620,998
Tibet Water Resources, Ltd. (a)	1,783,000	492,964
Tsingtao Brewery Co., Ltd. Class H	259,000	1,649,312
		7,763,274
BIOTECHNOLOGY — 0.6%
3SBio, Inc. (a) (b) (c)	660,000	1,133,722
BeiGene, Ltd. ADR (a) (b)	30,053	3,725,069
China Biologic Products Holdings, Inc. (a) (b)	20,715	1,974,140
Innovent Biologics, Inc. (a) (c)	1,000	3,373
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	18,300	99,786
Zai Lab, Ltd. ADR (a) (b)	7,912	275,891
		7,211,981
BUILDING PRODUCTS — 0.0% (d)
China Lesso Group Holdings, Ltd.	398,000	319,928
CAPITAL MARKETS — 1.3%
Central China Securities Co., Ltd. Class H	438,000	102,037
China Cinda Asset Management Co., Ltd. Class H	8,797,200	2,026,875
China Everbright, Ltd.	786,000	1,161,016
China Galaxy Securities Co., Ltd. Class H	2,545,500	1,508,565
China Huarong Asset Management Co., Ltd. Class H (c)	6,413,000	1,116,375
China International Capital Corp., Ltd. Class H (b) (c)	305,200	615,674
CITIC Securities Co., Ltd. Class H (a)	1,693,500	3,528,983
GF Securities Co., Ltd. Class H	1,304,200	1,550,850
Guotai Junan International Holdings, Ltd. (b)	2,015,000	348,192
Haitong Securities Co., Ltd. Class H	2,447,800	2,744,669
Huatai Securities Co., Ltd. Class H (b) (c)	863,000	1,484,636
Noah Holdings, Ltd. ADR (a) (b)	3,314	141,011
Shenwan Hongyuan HK, Ltd.	640,000	113,869
		16,442,752

See accompanying notes to schedules of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 0.2%
China BlueChemical, Ltd. Class H	2,436,000	$664,151
China Lumena New Materials Corp. (a) (b) (e)	3,564,548	—
Fufeng Group, Ltd. (b)	542,000	296,235
Sinopec Shanghai Petrochemical Co., Ltd. Class H	3,399,999	1,349,120
		2,309,506
COMMERCIAL SERVICES & SUPPLIES — 0.4%
China Everbright International, Ltd.	3,223,925	2,975,296
Country Garden Services Holdings Co., Ltd.	738,000	1,706,020
CT Environmental Group, Ltd. (b) (e)	1,980,400	43,094
Dongjiang Environmental Co., Ltd. Class H (a) (b)	171,200	174,213
Greentown Service Group Co., Ltd. (b)	758,000	612,221
		5,510,844
COMMUNICATIONS EQUIPMENT — 0.3%
BYD Electronic International Co., Ltd.	632,000	902,800
China All Access Holdings, Ltd.	1,562,000	46,985
China Fiber Optic Network System Group, Ltd. (a) (e)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (a) (b)	1,560,310	347,512
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b) (c)	210,500	429,487
ZTE Corp. Class H (a)	611,797	1,765,891
		3,492,675
CONSTRUCTION & ENGINEERING — 0.9%
China Communications Construction Co., Ltd. Class H	3,646,394	3,262,501
China Communications Services Corp., Ltd. Class H	1,995,600	1,547,947
China Machinery Engineering Corp. Class H	446,000	200,950
China Railway Construction Corp., Ltd. Class H	1,458,375	1,788,318
China Railway Group, Ltd. Class H	2,596,000	1,973,791
China Singyes Solar Technologies Holdings, Ltd. (a) (f)	367,000	46,506
China State Construction International Holdings, Ltd.	1,262,000	1,295,519
Metallurgical Corp. of China, Ltd. Class H	1,867,000	499,460
Sinopec Engineering Group Co., Ltd. Class H	1,313,000	1,112,583
		11,727,575
Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.8%
Anhui Conch Cement Co., Ltd. Class H	907,500	$5,686,032
BBMG Corp. Class H (b)	1,492,000	479,350
China National Building Material Co., Ltd. Class H	2,832,000	2,483,098
China Resources Cement Holdings, Ltd.	985,163	954,583
		9,603,063
CONSUMER FINANCE — 0.0% (d)
Chong Sing Holdings FinTech Group (a)	17,798,900	25,061
LexinFintech Holdings, Ltd. ADR (a)	10,034	111,979
Qudian, Inc. ADR (a)	37,501	281,258
		418,298
CONTAINERS & PACKAGING — 0.0% (d)
Greatview Aseptic Packaging Co., Ltd.	443,000	252,900
DISTRIBUTORS — 0.0% (d)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	660,000	467,174
DIVERSIFIED CONSUMER SERVICES — 1.6%
Bright Scholar Education Holdings, Ltd. ADR (a)	19,307	174,921
China Education Group Holdings, Ltd. (b)	481,000	751,130
China Maple Leaf Educational Systems, Ltd. (b)	1,023,497	404,814
China Yuhua Education Corp., Ltd. (c)	638,000	277,658
Fu Shou Yuan International Group, Ltd.	884,000	775,091
New Oriental Education & Technology Group, Inc. ADR (a)	89,530	8,646,807
TAL Education Group ADR (a)	229,451	8,742,083
		19,772,504
DIVERSIFIED FINANCIAL SERVICES — 0.1%
China Common Rich Renewable Energy Investment, Ltd. (a) (b) (e)	17,589,376	—
Far East Horizon, Ltd.	1,414,000	1,446,126
		1,446,126
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
China Telecom Corp., Ltd. Class H	11,448,951	5,759,280
China Tower Corp., Ltd. Class H (c)	28,370,000	7,444,288
China Unicom Hong Kong, Ltd.	4,683,805	5,137,947
CITIC Telecom International Holdings, Ltd.	1,346,000	534,093
		18,875,608

See accompanying notes to schedules of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.4%
Dongfang Electric Corp., Ltd. Class H (a)	246,400	$160,850
Fullshare Holdings, Ltd. (a) (b)	5,112,500	317,384
Shanghai Electric Group Co., Ltd. Class H	2,582,000	935,304
Solartech International Holdings, Ltd. (a)	1,540,000	11,433
Tech Pro Technology Development, Ltd. (a) (b) (e)	4,481,396	19,503
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	411,360	449,666
Zhuzhou CRRC Times Electric Co., Ltd. Class H	522,100	2,750,005
		4,644,145
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
AAC Technologies Holdings, Inc. (b)	510,745	2,899,397
Anxin-China Holdings, Ltd. (a) (e)	3,068,000	—
AVIC International Holdings, Ltd. Class H (a)	285,982	147,155
FIT Hon Teng, Ltd. (c)	902,000	364,841
Hollysys Automation Technologies, Ltd.	24,236	460,484
Ju Teng International Holdings, Ltd.	1,140,000	274,330
Kingboard Holdings, Ltd.	665,999	1,854,141
Kingboard Laminates Holdings, Ltd.	380,000	348,262
Sunny Optical Technology Group Co., Ltd.	448,100	4,628,694
Wasion Holdings, Ltd.	414,000	151,557
		11,128,861
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group	1,154,000	152,144
China Oilfield Services, Ltd. Class H	1,533,900	1,517,702
Hilong Holding, Ltd.	819,000	89,107
Sinopec Oilfield Service Corp. Class H (a) (b)	1,556,000	193,193
		1,952,146
ENTERTAINMENT — 1.5%
Alibaba Pictures Group, Ltd. (a)	8,980,000	1,931,059
Bilibili, Inc. ADR (a) (b)	8,800	143,176
Boyaa Interactive International, Ltd.	371,000	68,858
Changyou.com, Ltd. ADR	11,314	108,727
HUYA, Inc. ADR (a)	11,060	273,293
iQIYI, Inc. ADR (a) (b)	59,528	1,229,253
Leyou Technologies Holdings, Ltd. (a)	440,000	131,789
NetDragon Websoft Holdings, Ltd.	238,000	587,346
NetEase, Inc. ADR	53,430	13,665,791
Security Description	Shares	Value
Poly Culture Group Corp., Ltd. Class H	116,500	$117,805
		18,257,097
FOOD & STAPLES RETAILING — 0.1%
Sun Art Retail Group, Ltd.	1,749,500	1,657,126
FOOD PRODUCTS — 2.1%
China Agri-Industries Holdings, Ltd.	1,986,600	638,255
China Huishan Dairy Holdings Co., Ltd. (a) (b) (e)	2,729,000	—
China Huiyuan Juice Group, Ltd. (a) (b) (e)	701,000	135,938
China Mengniu Dairy Co., Ltd.	2,077,220	8,042,996
China Yurun Food Group, Ltd. (a)	1,209,000	148,562
CP Pokphand Co., Ltd.	3,072,000	263,455
Dali Foods Group Co., Ltd. (c)	684,500	454,727
Health and Happiness H&H International Holdings, Ltd. (b)	194,000	1,101,299
Tingyi Cayman Islands Holding Corp.	1,529,844	2,553,493
Uni-President China Holdings, Ltd.	872,400	971,504
Want Want China Holdings, Ltd.	5,408,933	4,396,381
WH Group, Ltd. (c)	5,837,606	5,917,931
Yihai International Holding, Ltd.	252,000	1,307,981
		25,932,522
GAS UTILITIES — 1.1%
Beijing Enterprises Holdings, Ltd.	521,500	2,650,054
China Gas Holdings, Ltd.	1,605,000	5,968,032
China Oil & Gas Group, Ltd.	2,156,000	106,248
China Resources Gas Group, Ltd.	509,000	2,524,640
Kunlun Energy Co., Ltd.	2,803,400	2,443,668
		13,692,642
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	2,060,000	1,866,854
HEALTH CARE PROVIDERS & SERVICES — 0.4%
China Resources Medical Holdings Co., Ltd. (a)	486,500	354,951
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	861,400	1,693,581
Sinopharm Group Co., Ltd. Class H	937,200	3,298,944
		5,347,476
HEALTH CARE TECHNOLOGY — 0.1%
Ping An Healthcare and Technology Co., Ltd. (a) (b) (c)	220,554	918,916
HOTELS, RESTAURANTS & LEISURE — 1.5%
Ajisen China Holdings, Ltd.	539,000	219,395
China Travel International Investment Hong Kong, Ltd.	3,678,000	762,670

See accompanying notes to schedules of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Haidilao International Holding, Ltd. (c)	96,000	$401,203
Huazhu Group, Ltd. ADR (b)	82,982	3,008,097
Imperial Pacific International Holdings, Ltd. (a) (b)	27,530,300	732,967
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (a)	1,430,187	291,072
Yum China Holdings, Inc.	279,030	12,891,186
		18,306,590
HOUSEHOLD DURABLES — 0.3%
Haier Electronics Group Co., Ltd. (a)	1,148,000	3,173,991
Hisense Home Appliances Group Co., Ltd. Class H (a)	337,000	408,929
Skyworth Digital Holdings, Ltd. (b)	2,083,423	560,024
		4,142,944
HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd.	526,000	894,116
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.0%
Beijing Enterprises Clean Energy Group, Ltd. (a)	11,525,714	160,807
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,134,000	195,955
CGN Power Co., Ltd. Class H (c)	9,649,000	2,655,405
China Datang Corp. Renewable Power Co., Ltd. Class H	1,849,000	196,438
China Longyuan Power Group Corp., Ltd. Class H	2,871,000	1,841,115
China Power International Development, Ltd.	2,875,000	702,880
China Resources Power Holdings Co., Ltd.	1,538,092	2,244,384
Concord New Energy Group, Ltd.	4,070,000	195,360
Datang International Power Generation Co., Ltd. Class H	3,680,287	923,310
Huadian Fuxin Energy Corp., Ltd. Class H	2,148,000	393,170
Huadian Power International Corp., Ltd. Class H	1,170,000	462,758
Huaneng Power International, Inc. Class H	3,330,129	1,960,780
Huaneng Renewables Corp., Ltd. Class H (a)	3,106,000	854,771
		12,787,133
INDUSTRIAL CONGLOMERATES — 0.7%
CITIC, Ltd.	5,202,000	7,497,539
Shanghai Industrial Holdings, Ltd.	389,000	843,476
		8,341,015
INSURANCE — 6.2%
China Life Insurance Co., Ltd. Class H	5,405,040	13,311,100
China Pacific Insurance Group Co., Ltd. Class H	1,917,600	7,498,583
Security Description	Shares	Value
China Reinsurance Group Corp. Class H	1,701,000	$302,642
China Taiping Insurance Holdings Co., Ltd. (a)	967,091	2,587,162
Fanhua, Inc. ADR (b)	33,075	1,107,021
New China Life Insurance Co., Ltd. Class H	509,200	2,476,749
People's Insurance Co. Group of China, Ltd. Class H	6,003,000	2,343,571
PICC Property & Casualty Co., Ltd. Class H	5,464,287	5,896,184
Ping An Insurance Group Co. of China, Ltd. Class H	3,536,600	42,461,834
		77,984,846
INTERACTIVE MEDIA & SERVICES — 16.9%
58.com, Inc. ADR (a)	61,090	3,797,965
Autohome, Inc. ADR (a) (b)	41,191	3,526,774
Baidu, Inc. ADR (a)	194,282	22,800,936
Bitauto Holdings, Ltd. ADR (a) (b)	23,832	249,521
China Metal Recycling Holdings, Ltd. (a) (b) (e)	268,085	—
Fang Holdings, Ltd. ADR (a) (b)	143,742	89,321
Momo, Inc. ADR	79,329	2,839,978
Phoenix New Media, Ltd. ADR (a) (b)	46,880	152,360
SINA Corp. (a)	52,352	2,257,942
Sogou, Inc. ADR (a) (b)	13,273	54,419
Sohu.com, Ltd. ADR (a)	34,130	477,820
Tencent Holdings, Ltd.	3,817,715	172,304,168
Tian Ge Interactive Holdings, Ltd. (a) (c)	156,000	37,340
Weibo Corp. ADR (a) (b)	34,784	1,514,843
YY, Inc. ADR (a)	31,786	2,215,166
		212,318,553
INTERNET & DIRECT MARKETING RETAIL — 16.5%
Alibaba Group Holding, Ltd. ADR (a)	900,206	152,539,907
Baozun, Inc. ADR (a) (b)	17,643	879,680
Ctrip.com International, Ltd. ADR (a)	286,694	10,581,876
JD.com, Inc. ADR (a) (b)	593,056	17,963,666
Meituan Dianping Class B (a) (b)	2,434,300	21,343,942
Pinduoduo, Inc. ADR (a) (b)	53,624	1,106,263
Vipshop Holdings, Ltd. ADR (a)	276,269	2,384,201
		206,799,535
IT SERVICES — 0.4%
21Vianet Group, Inc. ADR (a)	47,757	372,027
AGTech Holdings, Ltd. (a) (b)	1,764,000	108,380
Chinasoft International, Ltd. (b)	2,062,000	1,013,514
Digital China Holdings, Ltd. (a) (b)	843,000	473,698
GDS Holdings, Ltd. ADR (a) (b)	36,245	1,361,725
Hi Sun Technology China, Ltd. (a)	1,338,000	215,793

See accompanying notes to schedules of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
TravelSky Technology, Ltd. Class H	888,000	$1,784,525
		5,329,662
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Genscript Biotech Corp. (a)	504,000	1,265,726
Wuxi Biologics Cayman, Inc. (a) (c)	263,500	2,366,019
		3,631,745
MACHINERY — 1.3%
China Conch Venture Holdings, Ltd.	1,288,000	4,550,246
China International Marine Containers Group Co., Ltd. Class H	790,160	794,964
CIMC Enric Holdings, Ltd.	752,000	606,413
CRRC Corp., Ltd. Class H	3,388,950	2,832,620
First Tractor Co., Ltd. Class H (a)	442,000	110,889
Haitian International Holdings, Ltd.	765,000	1,588,262
Lonking Holdings, Ltd.	2,395,000	637,645
Sinotruk Hong Kong, Ltd. (b)	199,000	344,381
Weichai Power Co., Ltd. Class H	1,271,680	2,148,631
Yangzijiang Shipbuilding Holdings, Ltd.	2,279,800	2,578,140
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	985,000	646,790
		16,838,981
MARINE — 0.2%
COSCO SHIPPING Development Co., Ltd. Class H (a)	2,016,500	252,950
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	935,800	553,395
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	1,811,175	707,083
Seaspan Corp. (b)	14,719	144,393
SITC International Holdings Co., Ltd.	871,000	887,444
		2,545,265
MEDIA — 0.1%
China Literature, Ltd. (a) (b) (c)	205,600	968,458
METALS & MINING — 0.9%
Aluminum Corp. of China, Ltd. Class H (a)	3,350,000	1,187,776
Angang Steel Co., Ltd. Class H (b)	1,693,436	771,665
China Hongqiao Group, Ltd.	682,500	481,354
China Molybdenum Co., Ltd. Class H (b)	3,144,000	994,007
China Zhongwang Holdings, Ltd. (b)	928,000	468,009
Jiangxi Copper Co., Ltd. Class H	1,188,000	1,581,465
Maanshan Iron & Steel Co., Ltd. Class H	2,140,000	849,152
MMG, Ltd. (a)	1,400,000	489,216
Security Description	Shares	Value
Shougang Fushan Resources Group, Ltd.	3,346,000	$728,090
Zhaojin Mining Industry Co., Ltd. Class H	921,500	1,032,080
Zijin Mining Group Co., Ltd. Class H	5,284,750	2,144,340
		10,727,154
MULTILINE RETAIL — 0.1%
Golden Eagle Retail Group, Ltd.	524,120	610,495
Parkson Retail Group, Ltd.	2,010,500	174,994
		785,489
OIL, GAS & CONSUMABLE FUELS — 3.9%
China Coal Energy Co., Ltd. Class H (a)	2,259,013	939,749
China Petroleum & Chemical Corp. Class H	18,136,640	12,327,111
China Shenhua Energy Co., Ltd. Class H	2,537,200	5,313,100
China Suntien Green Energy Corp., Ltd. Class H	915,000	241,267
CNOOC, Ltd.	11,390,174	19,478,109
NewOcean Energy Holdings, Ltd. (a) (b)	658,000	149,076
PetroChina Co., Ltd. Class H	14,982,930	8,265,783
Sinopec Kantons Holdings, Ltd.	1,212,000	507,295
United Energy Group, Ltd. (a)	1,362,000	266,734
Yanzhou Coal Mining Co., Ltd. Class H	1,339,900	1,252,003
		48,740,227
PAPER & FOREST PRODUCTS — 0.2%
Lee & Man Paper Manufacturing, Ltd.	1,334,000	934,014
Nine Dragons Paper Holdings, Ltd.	1,557,000	1,381,121
		2,315,135
PERSONAL PRODUCTS — 0.4%
Hengan International Group Co., Ltd.	624,500	4,592,323
PHARMACEUTICALS — 1.6%
China Animal Healthcare, Ltd. (a) (e)	763,600	—
China Medical System Holdings, Ltd.	1,027,300	941,500
China Resources Pharmaceutical Group, Ltd. (c)	826,500	932,028
China Shineway Pharmaceutical Group, Ltd.	339,000	307,215
Consun Pharmaceutical Group, Ltd.	713,000	488,262
CSPC Pharmaceutical Group, Ltd.	3,402,000	5,486,746
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	250,000	1,128,000
Luye Pharma Group, Ltd. (b) (c)	1,328,000	962,109
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	262,000	793,126

See accompanying notes to schedules of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	531,000	$395,574
Sihuan Pharmaceutical Holdings Group, Ltd.	1,248,000	281,149
Sino Biopharmaceutical, Ltd.	4,720,500	4,827,750
SSY Group, Ltd.	1,536,332	1,388,353
Tong Ren Tang Technologies Co., Ltd. Class H	519,000	618,482
United Laboratories International Holdings, Ltd. (b)	682,000	365,770
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c)	105,600	527,831
		19,443,895
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (a)	16,612	1,254,206
China Index Holdings, Ltd. ADR (a) (b)	28,748	102,055
		1,356,261
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.0%
Agile Group Holdings, Ltd.	1,506,747	2,017,353
Beijing Capital Land, Ltd. Class H (b)	964,000	344,264
Carnival Group International Holdings, Ltd. (a)	8,066,800	24,781
China Dili Group (a) (b)	2,433,500	741,341
China Evergrande Group (b)	2,206,600	6,185,541
China Jinmao Holdings Group, Ltd.	2,026,000	1,231,808
China Overseas Land & Investment, Ltd.	2,829,862	10,432,003
China Overseas Property Holdings, Ltd.	1,082,620	564,002
China Resources Land, Ltd.	2,056,555	9,055,423
China South City Holdings, Ltd.	2,470,000	363,584
China Vanke Co., Ltd. Class H	1,082,564	4,060,048
CIFI Holdings Group Co., Ltd.	2,404,000	1,584,717
Colour Life Services Group Co., Ltd.	344,000	229,407
Country Garden Holdings Co., Ltd.	5,276,500	8,023,657
Future Land Development Holdings, Ltd.	722,000	950,037
Greentown China Holdings, Ltd.	433,500	308,513
Guangzhou R&F Properties Co., Ltd. Class H (b)	1,048,224	2,015,274
Hopson Development Holdings, Ltd.	450,000	486,720
Jiayuan International Group, Ltd.	482,000	212,234
Kaisa Group Holdings, Ltd.	1,069,000	528,172
KWG Group Holdings, Ltd.	1,021,806	1,037,174
Logan Property Holdings Co., Ltd.	442,000	715,121
Longfor Group Holdings, Ltd.	1,111,500	4,189,910
Poly Property Group Co., Ltd.	1,500,000	549,120
Redco Group (b) (c)	488,200	211,215
Security Description	Shares	Value
Shenzhen Investment, Ltd.	2,362,606	$870,951
Shimao Property Holdings, Ltd.	1,005,441	3,062,975
Shui On Land, Ltd.	3,794,500	879,110
Sino-Ocean Group Holding, Ltd.	3,197,712	1,358,900
Skyfame Realty Holdings, Ltd.	732,000	115,246
SOHO China, Ltd.	1,070,500	378,186
Sunac China Holdings, Ltd.	1,549,300	7,615,119
Suncity Group Holdings, Ltd. (a)	2,431,376	594,423
Yanlord Land Group, Ltd.	499,700	476,450
Yuexiu Property Co., Ltd.	7,888,000	1,787,105
Yuzhou Properties Co., Ltd.	3,179,028	1,493,380
Zall Smart Commerce Group, Ltd. (b)	1,879,000	252,538
		74,945,802
ROAD & RAIL — 0.1%
CAR, Inc. (a)	1,005,300	795,233
Guangshen Railway Co., Ltd. Class H (b)	1,816,000	620,636
		1,415,869
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Daqo New Energy Corp. ADR (a) (b)	4,133	175,115
GCL-Poly Energy Holdings, Ltd. (a) (b)	8,873,000	488,370
Hua Hong Semiconductor, Ltd. (b) (c)	201,000	389,007
JinkoSolar Holding Co., Ltd. ADR (a)	16,375	355,174
Semiconductor Manufacturing International Corp. (a) (b)	2,358,600	2,626,537
Xinyi Solar Holdings, Ltd.	2,727,803	1,344,261
		5,378,464
SOFTWARE — 0.2%
Cheetah Mobile, Inc. ADR (a) (b)	18,767	66,623
Kingdee International Software Group Co., Ltd. (b)	1,310,000	1,416,896
Kingsoft Corp., Ltd. (a) (b)	640,000	1,384,448
Xunlei, Ltd. ADR (a) (b)	10,379	27,193
		2,895,160
SPECIALTY RETAIL — 0.3%
China Harmony New Energy Auto Holding, Ltd. (b)	943,500	318,828
GOME Retail Holdings, Ltd. (a) (b)	8,775,279	943,518
Grand Baoxin Auto Group, Ltd. (a)	828,574	341,505
Hengdeli Holdings, Ltd.	3,184,895	165,105
Zhongsheng Group Holdings, Ltd.	661,500	1,841,616
		3,610,572
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
Coolpad Group, Ltd. (a) (e)	2,629,400	—
Legend Holdings Corp. Class H (c)	177,100	416,653
Lenovo Group, Ltd.	4,998,000	3,870,451

See accompanying notes to schedules of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Meitu, Inc. (a) (b) (c)	1,292,000	$416,747
Xiaomi Corp. Class B (a) (b) (c)	8,471,200	10,843,136
		15,546,987
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
ANTA Sports Products, Ltd.	772,000	5,301,478
Bosideng International Holdings, Ltd.	3,920,000	1,088,819
China Dongxiang Group Co., Ltd.	3,607,000	443,228
Cosmo Lady China Holdings Co., Ltd. (c)	370,000	84,301
Li Ning Co., Ltd.	1,706,207	4,022,827
Shenzhou International Group Holdings, Ltd.	521,000	7,162,291
		18,102,944
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
CITIC Resources Holdings, Ltd.	2,042,000	162,053
TRANSPORTATION INFRASTRUCTURE — 1.0%
Anhui Expressway Co., Ltd. Class H	702,000	432,207
Beijing Capital International Airport Co., Ltd. Class H	1,587,939	1,392,305
China Merchants Port Holdings Co., Ltd.	1,014,663	1,724,765
COSCO SHIPPING International Hong Kong Co., Ltd.	604,000	191,734
COSCO SHIPPING Ports, Ltd.	1,258,793	1,242,278
Dalian Port PDA Co., Ltd. Class H (b)	1,356,200	178,801
Jiangsu Expressway Co., Ltd. Class H	1,014,795	1,444,419
Qingdao Port International Co., Ltd. Class H (c)	979,000	713,025
Regal International Airport Group Co., Ltd.	455,000	324,979
Shenzhen Expressway Co., Ltd. Class H	790,000	949,517
Shenzhen International Holdings, Ltd.	1,048,595	2,080,412
Sichuan Expressway Co., Ltd. Class H	924,000	283,853
Xiamen International Port Co., Ltd. Class H	1,155,000	155,232
Yuexiu Transport Infrastructure, Ltd.	436,000	356,055
Zhejiang Expressway Co., Ltd. Class H	1,050,000	1,106,112
		12,575,694
WATER UTILITIES — 0.6%
Beijing Enterprises Water Group, Ltd.	4,172,000	2,477,834
China Water Affairs Group, Ltd.	456,000	448,850
Guangdong Investment, Ltd.	2,286,000	4,523,720
Security Description	Shares	Value
Kangda International Environmental Co., Ltd. (a) (c)	923,000	$108,692
		7,559,096
WIRELESS TELECOMMUNICATION SERVICES — 2.9%
China Mobile, Ltd.	3,931,004	35,800,440
TOTAL COMMON STOCKS (Cost $1,254,007,479)		1,239,198,094
RIGHTS — 0.0% (d)
COMPUTERS & PERIPHERALS — 0.0% (d)
Legend Holdings Corp. (a) (e)	15,323	—
MACHINERY — 0.0% (d)
China International Marine Containers Group Co., Ltd. Class H (expiring 7/2/19) (a) (e)	6,932	—
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (g) (h)	11,289,636	11,289,636
State Street Navigator Securities Lending Portfolio III (i) (j)	42,006,840	42,006,840
TOTAL SHORT-TERM INVESTMENTS (Cost $53,296,476)		53,296,476
TOTAL INVESTMENTS — 103.2% (Cost $1,307,303,955)		1,292,494,570
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(39,634,842)
NET ASSETS — 100.0%		$1,252,859,728

See accompanying notes to schedules of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.7% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $198,535, representing less than 0.05% of the Fund's net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $46,506, representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,238,953,053	$46,506	$198,535	$1,239,198,094
Rights	—	—	0(a)	0
Short-Term Investments	53,296,476	—	—	53,296,476
TOTAL INVESTMENTS	$1,292,249,529	$46,506	$198,535	$1,292,494,570
(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	539,688	$539,688	$300,708,512	$289,958,564	$—	$—	11,289,636	$11,289,636	$92,607
State Street Navigator Securities Lending Government Money Market Portfolio	14,615,815	14,615,815	75,160,461	89,776,276	—	—	—	—	324,997
State Street Navigator Securities Lending Portfolio III	—	—	63,087,905	21,081,065	—	—	42,006,840	42,006,840	77,653
Total		$15,155,503	$438,956,878	$400,815,905	$—	$—		$53,296,476	$495,257
See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
BRAZIL — 8.5%
Ambev SA ADR	2,617,663	$12,224,486
Anima Holding SA	13,189	65,762
Azul SA (a)	39,781	449,329
B2W Cia Digital (a)	44,929	383,567
B3 SA - Brasil Bolsa Balcao	1,126,664	11,011,919
Banco Bradesco SA Preference Shares ADR	2,876,039	28,242,703
Banco Bradesco SA	55,235	482,071
Banco do Brasil SA	530,936	7,472,294
Banco Pan SA Preference Shares	224,835	523,861
Banco Santander Brasil SA	10,788	127,959
BB Seguridade Participacoes SA	352,132	2,974,974
BR Malls Participacoes SA	653,784	2,444,451
Bradespar SA Preference Shares	293,338	2,514,227
Brasil Brokers Participacoes SA (a)	3,585	4,911
Braskem SA Preference Shares ADR (a)(b)	104,851	1,920,870
BRF SA ADR (a)(b)	322,826	2,453,478
CCR SA	316,471	1,127,939
Centrais Eletricas Brasileiras SA ADR (b)	351,199	3,202,935
Cia Brasileira de Distribuicao ADR	143,541	3,513,884
Cia de Saneamento Basico do Estado de Sao Paulo	342,465	4,223,793
Cia Energetica de Minas Gerais ADR	810,689	3,088,725
Cia Energetica de Sao Paulo Class B, Preference Shares	29,066	206,127
Cia Hering	25,370	196,862
Cia Siderurgica Nacional SA ADR	537,790	2,317,875
Cielo SA	654,556	1,147,670
Construtora Tenda SA	1,520	9,479
Cosan Logistica SA (a)	25,319	117,523
Cosan SA	115,997	1,396,752
Cyrela Brazil Realty SA Empreendimentos e Participacoes	326,647	1,772,731
Duratex SA	249,532	769,564
Embraer SA	498,908	2,526,660
Engie Brasil Energia SA	49,063	556,474
Estacio Participacoes SA	140,489	1,063,019
Eternit SA (a)	6,550	4,033
Gafisa SA (a)	6,048	9,847
Gerdau SA ADR (b)	692,091	2,692,234
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	16,442	139,853
Hypera SA	29,945	234,316
Itau Unibanco Holding SA Preference Shares ADR	3,037,843	28,616,481
Itausa - Investimentos Itau SA Preference Shares	3,327,778	11,192,010
Security Description	Shares	Value
Itausa - Investimentos Itau SA	215,309	$739,297
JBS SA	230,460	1,275,974
Kepler Weber SA	7,703	38,910
Klabin SA	94,844	404,602
Kroton Educacional SA	696,149	1,992,552
Linx SA	20,052	186,517
Localiza Rent a Car SA	60,923	651,409
LOG Commercial Properties e Participacoes SA	3,101	16,125
Log-in Logistica Intermodal SA (a)	4,812	13,522
Lojas Americanas SA Preference Shares	573,699	2,465,350
Lojas Renner SA	706,950	8,698,886
Magazine Luiza SA	17,271	951,366
Marcopolo SA Preference Shares	233,125	234,180
Metalurgica Gerdau SA Preference Shares	921,740	1,741,197
Mills Estruturas e Servicos de Engenharia SA (a)	29,203	45,717
MMX Mineracao e Metalicos SA (a)	6,878	3,715
MRV Engenharia e Participacoes SA	56,761	289,829
Natura Cosmeticos SA	178,695	2,633,812
Oi SA ADR	415,639	835,434
Pagseguro Digital, Ltd. Class A (a)(b)	58,607	2,283,915
PDG Realty SA Empreendimentos e Participacoes (a)	53,873	97,832
Petroleo Brasileiro SA Preference Shares ADR	1,291,870	18,344,554
Petroleo Brasileiro SA ADR	551,026	8,579,475
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	11,118	11,168
Qualicorp Consultoria e Corretora de Seguros SA	50,957	305,398
Raia Drogasil SA	43,995	873,552
Restoque Comercio e Confeccoes de Roupas SA	7,411	47,374
Rodobens Negocios Imobiliarios SA (a)	38,386	69,708
Rossi Residencial SA (a)	66,656	81,567
Rumo SA (a)	72,014	389,509
Suzano SA	120,168	1,029,971
Suzano SA ADR (a)(b)	54,531	928,663
T4F Entretenimento SA	90,337	124,216
Telefonica Brasil SA ADR	71,004	924,472
Telefonica Brasil SA Preference Shares	418,871	5,454,673
TIM Participacoes SA ADR	143,872	2,153,764
TOTVS SA	39,057	448,081
Ultrapar Participacoes SA	341,036	1,788,534
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR	498,331	1,141,178

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Vale SA ADR	1,355,022	$18,211,496
WEG SA	877,790	4,892,071
		234,823,213
CHILE — 1.1%
AntarChile SA	128,402	1,546,951
Empresas COPEC SA	339,021	3,707,036
Empresas Iansa SA (a)	2,642,811	50,486
Enel Americas SA ADR	445,425	3,950,920
Enel Chile SA ADR	587,216	2,806,892
Enel Generacion Chile SA ADR (b)	2,664	51,149
Enjoy SA (a)	2,045,944	141,057
Latam Airlines Group SA ADR (b)	317,935	2,979,051
Multiexport Foods SA	1,664,345	893,542
Parque Arauco SA	2,680,507	7,425,828
SACI Falabella	1,072,687	6,990,990
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	14,132	438,145
		30,982,047
CHINA — 29.0%
21Vianet Group, Inc. ADR (a)	21,248	165,522
3SBio, Inc. (a)(b)(c)	379,500	651,890
500.com, Ltd. Class A, ADR (a)(b)	4,600	48,898
51job, Inc. ADR (a)	1,657	125,103
58.com, Inc. ADR (a)	28,634	1,780,176
AAC Technologies Holdings, Inc. (b)	553,132	3,140,020
Agile Group Holdings, Ltd.	1,661,626	2,224,718
Agricultural Bank of China, Ltd. Class H	13,797,000	5,774,872
Air China, Ltd. Class H	1,549,744	1,563,134
Alibaba Group Holding, Ltd. ADR (a)	620,141	105,082,892
Aluminum Corp. of China, Ltd. Class H (a)	4,450,000	1,577,792
Angang Steel Co., Ltd. Class H (b)	1,803,232	821,697
Anhui Conch Cement Co., Ltd. Class H	973,271	6,098,127
Anhui Expressway Co., Ltd. Class H	8,000	4,925
ANTA Sports Products, Ltd.	688,000	4,724,634
Anton Oilfield Services Group	130,000	17,139
Autohome, Inc. ADR (a)(b)	21,146	1,810,520
AVIC International Holding HK, Ltd.	2,244,527	52,576
AVIC International Holdings, Ltd. Class H (a)	910,481	468,497
AviChina Industry & Technology Co., Ltd. Class H	1,463,000	799,617
BAIC Motor Corp., Ltd. Class H (c)	6,500	4,077
Baidu, Inc. ADR (a)	148,856	17,469,740
Security Description	Shares	Value
BAIOO Family Interactive, Ltd. (c)	1,406,000	$77,386
Bank of China, Ltd. Class H	39,992,900	16,893,001
Bank of Communications Co., Ltd. Class H	11,432,864	8,678,001
Baozun, Inc. ADR (a)(b)	7,986	398,182
BBMG Corp. Class H (b)	689,000	221,362
BeiGene, Ltd. ADR (a)(b)	28,248	3,501,340
Beijing Capital International Airport Co., Ltd. Class H	2,355,490	2,065,294
Beijing Capital Land, Ltd. Class H (b)	28,000	9,999
Beijing Enterprises Clean Energy Group, Ltd. (a)	14,014,856	195,535
Beijing Enterprises Holdings, Ltd.	375,000	1,905,600
Beijing Enterprises Water Group, Ltd.	2,938,000	1,744,937
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	23,501
BEST, Inc. ADR (a)(b)	25,318	139,502
Bilibili, Inc. ADR (a)(b)	15,354	249,810
Bitauto Holdings, Ltd. ADR (a)(b)	10,656	111,568
BOE Technology Group Co., Ltd. Class B	443,300	152,070
Boer Power Holdings, Ltd. (a)	7,000	390
Boyaa Interactive International, Ltd.	64,000	11,878
Brilliance China Automotive Holdings, Ltd.	1,518,000	1,678,787
BYD Co., Ltd. Class H (b)	376,500	2,272,253
BYD Electronic International Co., Ltd.	375,000	535,680
C.banner International Holdings, Ltd. (a)	12,000	507
Cabbeen Fashion, Ltd.	695,000	177,920
CAR, Inc. (a)	690,000	545,818
CGN Meiya Power Holdings Co., Ltd. (a)(c)	24,000	3,164
CGN Mining Co., Ltd.	325,000	14,352
CGN Power Co., Ltd. Class H (c)	5,329,000	1,466,541
Changyou.com, Ltd. ADR	3,756	36,095
Chanjet Information Technology Co., Ltd. Class H	2,600	2,662
Chaowei Power Holdings, Ltd.	75,000	28,032
Cheetah Mobile, Inc. ADR (a)(b)	6,056	21,499
China Aerospace International Holdings, Ltd. (b)	1,316,000	80,855
China Agri-Industries Holdings, Ltd.	759,000	243,851
China Aircraft Leasing Group Holdings, Ltd.	6,500	6,864
China Aoyuan Group, Ltd.	697,000	979,592
China Biologic Products Holdings, Inc. (a)(b)	9,007	858,367

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
China Chengtong Development Group, Ltd. (a)(b)	2,596,000	$79,749
China Child Care Corp., Ltd. (a)	449,000	8,621
China Cinda Asset Management Co., Ltd. Class H	6,465,000	1,489,536
China CITIC Bank Corp., Ltd. Class H	6,116,000	3,483,674
China Coal Energy Co., Ltd. Class H (a)	3,839,000	1,597,024
China Common Rich Renewable Energy Investment, Ltd. (a)(d)	856,000	—
China Communications Construction Co., Ltd. Class H	2,996,241	2,680,797
China Communications Services Corp., Ltd. Class H	152,000	117,903
China Conch Venture Holdings, Ltd.	774,200	2,735,094
China Construction Bank Corp. Class H	53,580,280	46,156,196
China Datang Corp. Renewable Power Co., Ltd. Class H	774,000	82,230
China Dili Group (a)	905,100	275,730
China Distance Education Holdings, Ltd. ADR (a)	6,900	35,880
China Dongxiang Group Co., Ltd.	665,000	81,715
China Eastern Airlines Corp., Ltd. Class H (a)	144,000	84,971
China Education Group Holdings, Ltd. (b)	121,000	188,954
China Electronics Huada Technology Co., Ltd.	134,000	12,006
China Energine International Holdings, Ltd. (a)	1,116,000	24,141
China Everbright International, Ltd.	1,832,111	1,690,819
China Evergrande Group (b)	1,724,828	4,835,038
China Fangda Group Co., Ltd. Class B	1,127,100	491,957
China Financial Services Holdings, Ltd.	1,318,000	87,726
China Foods, Ltd.	16,000	6,636
China Galaxy Securities Co., Ltd. Class H	1,537,400	911,125
China Hanking Holdings, Ltd.	615,000	78,720
China Harmony New Energy Auto Holding, Ltd. (b)	7,000	2,365
China Hongqiao Group, Ltd.	24,500	17,279
China Huarong Energy Co., Ltd. (a)	128,400	1,726
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	310,600	—
China Huiyuan Juice Group, Ltd. (a)(b)(d)	188,500	36,554
China Index Holdings, Ltd. ADR (a)(b)	19,455	69,065
Security Description	Shares	Value
China International Marine Containers Group Co., Ltd. Class H (b)	92,640	$93,203
China Lesso Group Holdings, Ltd.	688,000	553,042
China Life Insurance Co., Ltd. Class H	3,982,260	9,807,191
China Longyuan Power Group Corp., Ltd. Class H	1,464,000	938,834
China Machinery Engineering Corp. Class H	14,000	6,308
China Medical System Holdings, Ltd.	774,000	709,355
China Mengniu Dairy Co., Ltd.	2,036,345	7,884,728
China Merchants Bank Co., Ltd. Class H	2,445,241	12,190,994
China Merchants China Direct Investments, Ltd.	4,000	5,007
China Merchants Port Holdings Co., Ltd.	1,407,281	2,392,153
China Minsheng Banking Corp., Ltd. Class H	4,101,379	2,840,123
China Modern Dairy Holdings, Ltd. (a)	6,000	891
China Molybdenum Co., Ltd. Class H (b)	222,000	70,187
China National Accord Medicines Corp., Ltd. Class B	7,100	24,983
China National Building Material Co., Ltd. Class H	1,721,400	1,509,323
China Oilfield Services, Ltd. Class H	1,290,422	1,276,795
China Overseas Grand Oceans Group, Ltd.	109,500	48,215
China Overseas Land & Investment, Ltd.	2,690,304	9,917,537
China Overseas Property Holdings, Ltd.	62,066	32,334
China Pacific Insurance Group Co., Ltd. Class H	1,370,200	5,358,030
China Petroleum & Chemical Corp. Class H	13,840,338	9,407,001
China Power Clean Energy Development Co., Ltd.	34,246	23,583
China Power International Development, Ltd. (b)	3,839,000	938,559
China Railway Construction Corp., Ltd. Class H	1,502,490	1,842,413
China Railway Group, Ltd. Class H	3,082,487	2,343,676
China Rare Earth Holdings, Ltd. (a)	1,127,200	80,798
China Resources Beer Holdings Co., Ltd.	1,225,867	5,821,397
China Resources Gas Group, Ltd.	44,000	218,240

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
China Resources Power Holdings Co., Ltd.	1,540,432	$2,247,798
China Sanjiang Fine Chemicals Co., Ltd.	73,000	15,604
China Shenhua Energy Co., Ltd. Class H	2,233,124	4,676,340
China Singyes Solar Technologies Holdings, Ltd. (a)(e)	9,600	1,216
China South City Holdings, Ltd.	1,388,000	204,314
China Southern Airlines Co., Ltd. Class H	1,378,000	959,529
China Taiping Insurance Holdings Co., Ltd. (a)	613,435	1,641,061
China Telecom Corp., Ltd. Class H	10,603,615	5,334,042
China Tower Corp., Ltd. Class H (c)	12,924,000	3,391,258
China Travel International Investment Hong Kong, Ltd.	4,460,000	924,826
China Unicom Hong Kong, Ltd.	3,075,668	3,373,885
China Vanke Co., Ltd. Class H	606,600	2,274,993
China Yurun Food Group, Ltd. (a)	12,000	1,475
China ZhengTong Auto Services Holdings, Ltd.	38,000	15,759
ChinaCache International Holdings, Ltd. ADR (a)(e)	10,768	9,476
Chinasoft International, Ltd. (b)	142,000	69,796
Chlitina Holding, Ltd.	2,000	17,225
Chong Sing Holdings FinTech Group (a)(b)	2,281,618	3,213
Chongqing Changan Automobile Co., Ltd. Class B	603,100	235,450
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	12,541
CIFI Holdings Group Co., Ltd.	26,000	17,139
CIMC Enric Holdings, Ltd.	10,000	8,064
CITIC Resources Holdings, Ltd.	1,328,000	105,390
CITIC Securities Co., Ltd. Class H (a)	799,500	1,666,030
CITIC Telecom International Holdings, Ltd.	691,000	274,189
CITIC, Ltd.	3,762,000	5,422,095
CNOOC, Ltd.	8,476,734	14,495,893
Cogobuy Group (a)(c)	64,000	17,285
Colour Life Services Group Co., Ltd.	69,000	46,015
Comtec Solar Systems Group, Ltd. (a)(b)	914,000	8,189
Coolpad Group, Ltd. (a)(d)	253,600	—
COSCO SHIPPING Development Co., Ltd. Class H (a)	4,601,117	577,164
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	1,518,000	897,684
Security Description	Shares	Value
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	2,306,425	$900,428
COSCO SHIPPING Ports, Ltd.	1,563,948	1,543,429
Cosmo Lady China Holdings Co., Ltd. (c)	71,000	16,177
Country Garden Holdings Co., Ltd.	3,124,466	4,751,188
Country Garden Services Holdings Co., Ltd.	220,000	508,570
CRRC Corp., Ltd. Class H	2,296,000	1,919,089
CSG Holding Co., Ltd. Class B	53,245	16,152
CSPC Pharmaceutical Group, Ltd.	1,806,000	2,912,717
Ctrip.com International, Ltd. ADR (a)	187,935	6,936,681
Daqo New Energy Corp. ADR (a)	6,900	292,353
Datang International Power Generation Co., Ltd. Class H	4,606,000	1,155,553
Dazhong Transportation Group Co., Ltd. Class B	843,150	430,006
Dongfang Electric Corp., Ltd. Class H (a)	143,200	93,481
Dongfeng Motor Group Co., Ltd. Class H	3,066,000	2,511,667
E-Commodities Holdings, Ltd.	6,500	424
Fang Holdings, Ltd. ADR (a)(b)	97,282	60,451
Fanhua, Inc. ADR (b)	22,161	741,729
Fantasia Holdings Group Co., Ltd.	1,008,000	184,504
Far East Horizon, Ltd.	1,456,000	1,489,080
Fufeng Group, Ltd. (b)	71,000	38,806
Future Land Development Holdings, Ltd.	90,000	118,426
GDS Holdings, Ltd. ADR (a)(b)	16,844	632,829
Geely Automobile Holdings, Ltd.	1,933,000	3,305,585
Genertec Universal Medical Group Co., Ltd. (c)	387,100	309,680
Genscript Biotech Corp. (a)	320,000	803,635
GF Securities Co., Ltd. Class H	918,600	1,092,326
Global Bio-Chem Technology Group Co., Ltd. (a)	956,000	15,174
Goldpac Group, Ltd.	64,000	15,647
GOME Retail Holdings, Ltd. (a)(b)	6,070,000	652,646
Goodbaby International Holdings, Ltd. (a)	67,000	15,179
Grand Baoxin Auto Group, Ltd. (a)	3,158	1,302
Great Wall Motor Co., Ltd. Class H (b)	1,906,750	1,364,318
Greatview Aseptic Packaging Co., Ltd.	10,000	5,709
Greentown China Holdings, Ltd.	378,000	269,015
Gridsum Holding, Inc. ADR (a)(b)	24,841	69,555

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Guangdong Electric Power Development Co., Ltd. Class B	1,149,740	$375,275
Guangshen Railway Co., Ltd. Class H (b)	3,070,000	1,049,203
Guangzhou Automobile Group Co., Ltd. Class H	1,934,090	2,064,680
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	27,072
Guangzhou R&F Properties Co., Ltd. Class H (b)	1,248,518	2,400,351
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	2,616
Guotai Junan International Holdings, Ltd. (b)	807,000	139,450
Haichang Ocean Park Holdings, Ltd. (a)(c)	680,000	112,282
Haitian International Holdings, Ltd.	5,000	10,381
Haitong Securities Co., Ltd. Class H	1,504,400	1,686,854
Hangzhou Steam Turbine Co., Ltd. Class B	231,200	224,024
Harbin Electric Co., Ltd. Class H (a)(b)	1,408,000	713,687
Health and Happiness H&H International Holdings, Ltd. (b)	5,000	28,384
Hengan International Group Co., Ltd. (b)	385,500	2,834,813
Honghua Group, Ltd. (a)	14,000	1,236
Honworld Group, Ltd. (c)	35,000	17,382
Hopson Development Holdings, Ltd.	26,000	28,122
Hua Hong Semiconductor, Ltd. (b)(c)	103,000	199,342
Huadian Fuxin Energy Corp., Ltd. Class H	128,000	23,429
Huadian Power International Corp., Ltd. Class H	1,667,308	659,454
Huaneng Power International, Inc. Class H	3,070,000	1,807,616
Huaneng Renewables Corp., Ltd. Class H (a)	1,530,000	421,056
Huangshan Tourism Development Co., Ltd. Class B	536,032	567,122
Huatai Securities Co., Ltd. Class H (b)(c)	444,400	764,510
Huazhu Group, Ltd. ADR (b)	32,589	1,181,351
HUYA, Inc. ADR (a)	4,403	108,798
Industrial & Commercial Bank of China, Ltd. Class H	43,122,590	31,462,242
Inner Mongolia Yitai Coal Co., Ltd. Class B	304,736	330,334
Innovent Biologics, Inc. (a)(c)	126,000	424,973
Security Description	Shares	Value
iQIYI, Inc. ADR (a)(b)	43,872	$905,957
JD.com, Inc. ADR (a)	459,964	13,932,310
Jiangnan Group, Ltd. (a)	134,000	5,746
Jiangsu Expressway Co., Ltd. Class H	1,668,000	2,374,164
Jiangxi Copper Co., Ltd. Class H	769,000	1,023,693
JinkoSolar Holding Co., Ltd. ADR (a)	8,356	181,242
Joy City Property, Ltd.	1,538,000	192,927
Jumei International Holding, Ltd. ADR (a)	4,600	11,316
Kama Co., Ltd. Class B (a)	48,800	24,595
Kingdee International Software Group Co., Ltd. (b)	1,393,000	1,506,669
Kingsoft Corp., Ltd. (a)(b)	138,000	298,522
Konka Group Co., Ltd. Class B	8,279,563	2,713,047
Kunlun Energy Co., Ltd.	3,128,622	2,727,157
KWG Group Holdings, Ltd.	778,668	790,379
Lao Feng Xiang Co., Ltd. Class B	81,530	285,681
Lenovo Group, Ltd.	5,259,220	4,072,740
LexinFintech Holdings, Ltd. ADR (a)	12,892	143,875
Leyou Technologies Holdings, Ltd. (a)	425,000	127,296
Li Ning Co., Ltd.	1,145,833	2,701,599
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	3,012
Lifetech Scientific Corp. (a)(b)	1,376,000	250,102
Link Motion, Inc. ADR (a)(d)	16,509	—
Livzon Pharmaceutical Group, Inc. Class H (a)	85,406	284,231
Luye Pharma Group, Ltd. (b)(c)	379,500	274,940
Maanshan Iron & Steel Co., Ltd. Class H	2,914,000	1,156,275
Meitu, Inc. (a)(c)	209,500	67,576
Meituan Dianping Class B (a)(b)	1,673,900	14,676,755
Metallurgical Corp. of China, Ltd. Class H	769,000	205,723
Minth Group, Ltd.	68,000	183,219
MOBI Development Co., Ltd.	758,000	99,935
Momo, Inc. ADR	56,309	2,015,862
National Agricultural Holdings, Ltd. (a)(b)(d)	72,000	2,742
NetEase, Inc. ADR	43,763	11,193,262
New China Life Insurance Co., Ltd. Class H	382,000	1,858,048
New Oriental Education & Technology Group, Inc. ADR (a)	65,133	6,290,545
Newater Technology, Inc. (a)(b)	12,535	68,253
NIO, Inc. ADR (a)(b)	17,371	44,296
Noah Holdings, Ltd. ADR (a)(b)	6,900	293,595
On-Bright Electronics, Inc.	19,000	99,406
Ourgame International Holdings, Ltd. (a)(b)	65,000	6,074

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Ozner Water International Holding, Ltd. (b)(c)	686,000	$112,394
Pacific Online, Ltd. (b)	64,000	12,698
Parkson Retail Group, Ltd.	1,011,634	88,053
People's Insurance Co. Group of China, Ltd. Class H	3,000,000	1,171,200
PetroChina Co., Ltd. Class H	11,582,627	6,389,904
PICC Property & Casualty Co., Ltd. Class H	5,051,307	5,450,562
Pinduoduo, Inc. ADR (a)(b)	32,311	666,576
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	157,900	657,875
Ping An Insurance Group Co. of China, Ltd. Class H	2,675,664	32,125,092
Poly Culture Group Corp., Ltd. Class H	7,200	7,281
Poly Property Group Co., Ltd.	693,000	253,693
PW Medtech Group, Ltd. (a)	68,000	8,617
Regal International Airport Group Co., Ltd.	65,000	46,426
ReneSola, Ltd. ADR (a)(b)	19,263	24,657
Semiconductor Manufacturing International Corp. (a)(b)	1,505,900	1,676,970
Shandong Airlines Co., Ltd. Class B	5,800	6,429
Shandong Chenming Paper Holdings, Ltd. Class B	223,400	104,372
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	272,000	246,497
Shanghai Baosight Software Co., Ltd. Class B	79,820	145,352
Shanghai Electric Group Co., Ltd. Class H	3,088,077	1,118,625
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	101,411
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	16,000	18,452
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	5,960
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	399,748	163,497
Shanghai Huayi Group Co., Ltd. Class B	200	159
Shanghai Industrial Urban Development Group, Ltd.	26,000	4,992
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (a)	28,000	5,699
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	455,582	473,350
Shanghai Jinjiang International Travel Co., Ltd. Class B	6,000	10,038
Security Description	Shares	Value
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	548,466	$669,128
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	364,568	441,127
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	153,600	301,990
Shanghai Prime Machinery Co., Ltd. Class H	136,000	17,060
Shengjing Bank Co., Ltd. Class H (b)(c)	358,800	268,669
Shenzhen Expressway Co., Ltd. Class H	1,506,482	1,810,671
Shenzhen Investment, Ltd. (b)	1,411,099	520,188
Shenzhou International Group Holdings, Ltd.	178,600	2,455,250
Shougang Concord International Enterprises Co., Ltd.	2,466,000	83,647
Silergy Corp.	27,000	528,534
Silver Grant International Industries, Ltd. (a)	142,000	27,809
SINA Corp. (a)	45,921	1,980,573
Sinofert Holdings, Ltd. (b)	130,000	14,144
SinoMedia Holding, Ltd. (b)	65,000	12,979
Sino-Ocean Group Holding, Ltd.	3,057,980	1,299,519
Sinopec Oilfield Service Corp. Class H (a)(b)	148,000	18,376
Sinopec Shanghai Petrochemical Co., Ltd. Class H	3,068,600	1,217,620
Sinopharm Group Co., Ltd. Class H	585,600	2,061,312
Sinosoft Technology Group, Ltd.	689,600	199,487
Sinotrans, Ltd. Class H	3,763,300	1,368,035
Sinotruk Hong Kong, Ltd. (b)	110,500	191,227
Sinovac Biotech, Ltd. (a)(e)	63,289	409,480
SITC International Holdings Co., Ltd.	69,000	70,303
SOHO China, Ltd.	342,000	120,822
SPT Energy Group, Inc. (a)	20,000	2,074
Sunac China Holdings, Ltd.	875,000	4,300,800
Sunny Optical Technology Group Co., Ltd.	286,700	2,961,496
Synertone Communication Corp. (a)	54,400	515
TAL Education Group ADR (a)	152,081	5,794,286
TCL Electronics Holdings, Ltd.	52,000	25,093
Tencent Holdings, Ltd.	2,726,356	123,048,080
Tian Ge Interactive Holdings, Ltd. (a)(c)	70,000	16,755
Tiangong International Co., Ltd.	138,000	43,630
Tianneng Power International, Ltd.	130,000	104,666
Tingyi Cayman Islands Holding Corp.	1,670,000	2,787,430
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	11,917

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
TravelSky Technology, Ltd. Class H	1,393,427	$2,800,231
Trigiant Group, Ltd.	22,000	3,548
Uni-President China Holdings, Ltd.	72,000	80,179
Universal Health International Group Holding, Ltd. (a)	69,000	1,228
Uxin, Ltd. ADR (a)(b)	25,618	56,360
V1 Group, Ltd. (a)	1,750,200	46,597
Vipshop Holdings, Ltd. ADR (a)	160,601	1,385,987
Want Want China Holdings, Ltd.	4,531,000	3,682,797
Weibo Corp. ADR (a)(b)	17,667	769,398
West China Cement, Ltd.	1,396,000	214,426
Wisdom Sports Group (b)	75,000	3,936
Wuxi Biologics Cayman, Inc. (a)(c)	156,500	1,405,245
Xiamen International Port Co., Ltd. Class H	26,000	3,494
Xiaomi Corp. Class B (a)(b)(c)	5,451,800	6,978,304
Xinchen China Power Holdings, Ltd. (a)(b)	524,000	22,804
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	16,260	17,774
Xinyi Solar Holdings, Ltd.	1,561,254	769,386
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b)(c)	6,500	13,262
Yanzhou Coal Mining Co., Ltd. Class H	1,686,000	1,575,398
Yestar Healthcare Holdings Co., Ltd.	22,500	4,032
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c)	37,000	184,941
Yihai International Holding, Ltd.	55,000	285,472
Yingli Green Energy Holding Co., Ltd. ADR (a)	11,483	2,526
Yum China Holdings, Inc.	147,568	6,817,642
YY, Inc. ADR (a)	15,341	1,069,114
Zai Lab, Ltd. ADR (a)	6,793	236,872
Zhaojin Mining Industry Co., Ltd. Class H	36,500	40,880
Zhejiang Expressway Co., Ltd. Class H	2,937,862	3,094,861
Zhuzhou CRRC Times Electric Co., Ltd. Class H	379,700	1,999,956
Zijin Mining Group Co., Ltd. Class H	4,519,000	1,833,629
ZTE Corp. Class H (a)	663,945	1,916,411
ZTO Express Cayman, Inc. ADR	96,058	1,836,629
		795,748,988
COLOMBIA — 0.5%
Almacenes Exito SA	82,153	427,288
Avianca Holdings SA Preference Shares	1,198,267	573,539
Security Description	Shares	Value
Banco Davivienda SA Preference Shares	136,361	$1,721,201
Banco de Bogota SA	27,923	585,277
Bancolombia SA ADR	45,904	2,342,940
Bancolombia SA	126,715	1,526,744
Bolsa de Valores de Colombia	120,888	473,450
Celsia SA ESP	68,491	92,795
Cementos Argos SA	90,032	210,552
Cementos Argos SA Preference Shares	107,162	208,844
Cemex Latam Holdings SA (a)	20,696	29,363
Constructora Conconcreto SA (a)	124,539	19,611
Corp. Financiera Colombiana SA (a)	45,834	355,867
Ecopetrol SA	1,219,893	1,110,723
Empresa de Telecomunicaciones de Bogota (a)	2,345,580	182,848
Grupo Argos SA Preference Shares	106,843	469,083
Grupo Argos SA	32,671	176,242
Grupo Aval Acciones y Valores SA	1,834,149	740,637
Grupo de Inversiones Suramericana SA Preference Shares	49,974	493,039
Grupo de Inversiones Suramericana SA	49,760	529,098
Grupo Nutresa SA	46,362	361,702
Interconexion Electrica SA ESP	184,851	1,029,448
		13,660,291
CZECH REPUBLIC — 0.3%
CEZ A/S	166,498	4,024,058
Komercni banka A/S	87,957	3,507,596
		7,531,654
EGYPT — 0.4%
Commercial International Bank Egypt SAE	1,802,305	7,965,983
Egypt Kuwait Holding Co. SAE	581,061	778,622
Egyptian Financial Group-Hermes Holding Co.	861,872	882,780
Global Telecom Holding SAE (a)	731,963	210,447
Orascom Investment Holding (a)	102,728	3,876
Qalaa Holdings SAE (a)	505,696	116,315
		9,958,023
GREECE — 0.3%
Alpha Bank AE (a)	362,608	726,771
Diana Shipping, Inc. (a)	59,711	197,643
DryShips, Inc. (b)	22,510	85,988
Ellaktor SA (a)	369	799
Eurobank Ergasias SA (a)	1,425,780	1,404,482
FF Group (a)(d)	5,627	3,076
Fourlis Holdings SA	176	1,034
Frigoglass SAIC (a)	99	15

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
GEK Terna Holding Real Estate Construction SA (a)	715	$4,568
Hellenic Exchanges - Athens Stock Exchange SA	102,273	570,696
Hellenic Telecommunications Organization SA	85,468	1,265,303
Holding Co. ADMIE IPTO SA	5,373	12,666
Intralot SA-Integrated Lottery Systems & Services (a)	396,964	197,099
JUMBO SA	35,090	679,329
Marfin Investment Group Holdings SA (a)	1,114,862	162,256
Mytilineos Holdings SA	181	2,092
National Bank of Greece SA (a)	149,225	409,549
OPAP SA	105,357	1,181,809
Piraeus Bank SA (a)	147,213	513,668
Public Power Corp. SA (a)	24,292	52,284
Safe Bulkers, Inc. (a)(b)	64,214	100,174
Sarantis SA	12,491	126,458
Star Bulk Carriers Corp. (a)	9,147	88,269
Terna Energy SA	215	1,726
Titan Cement Co. SA	17,413	340,282
		8,128,036
HONG KONG — 2.6%
AGTech Holdings, Ltd. (a)(b)	56,000	3,441
Alibaba Pictures Group, Ltd. (a)	7,542,400	1,621,918
AMVIG Holdings, Ltd.	130,000	30,784
Asian Citrus Holdings, Ltd. (a)(b)(d)	51,000	—
Bosideng International Holdings, Ltd.	1,382,000	383,864
Camsing International Holding, Ltd. (b)	106,000	97,418
Carnival Group International Holdings, Ltd. (a)	680,000	2,089
Central Wealth Group Holdings, Ltd. (a)(b)	168,000	1,548
Chia Tai Enterprises International, Ltd. (a)	2,300	527
China All Access Holdings, Ltd.	28,000	842
China Animation Characters Co., Ltd. (b)	65,000	16,224
China Everbright, Ltd.	24,000	35,451
China Fiber Optic Network System Group, Ltd. (a)(d)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	10,732
China Financial Leasing Group, Ltd. (a)	80,000	1,741
China First Capital Group, Ltd. (a)	750,000	223,680
China Gas Holdings, Ltd.	1,389,000	5,164,858
China High Speed Transmission Equipment Group Co., Ltd. (b)	642,000	419,098
China Jicheng Holdings, Ltd. (a)(c)	117,414	571
Security Description	Shares	Value
China Mobile, Ltd.	2,964,658	$26,999,733
China National Culture Group, Ltd. (a)	670,000	1,201
China NT Pharma Group Co., Ltd.	1,473,600	141,466
China Ocean Industry Group, Ltd. (a)	2,435,000	4,987
China Oil & Gas Group, Ltd.	132,000	6,505
China Public Procurement, Ltd.	6,720	249
China Resources Cement Holdings, Ltd.	332,000	321,695
China Resources Land, Ltd.	1,560,222	6,869,970
China State Construction International Holdings, Ltd.	159,250	163,480
China Vanguard You Champion Holdings, Ltd. (a)	70,000	2,285
Citychamp Watch & Jewellery Group, Ltd. (a)	1,380,000	310,886
Comba Telecom Systems Holdings, Ltd. (a)	146,117	32,543
Concord New Energy Group, Ltd.	120,000	5,760
CP Pokphand Co., Ltd.	2,946,000	252,649
Digital China Holdings, Ltd. (a)(b)	699,000	392,782
Essex Bio-technology, Ltd.	685,000	600,608
Eternity Investment, Ltd. (a)	40,574	950
Feiyu Technology International Co., Ltd. (a)(c)	19,500	567
First Shanghai Investments, Ltd. (a)	40,000	2,483
Fullshare Holdings, Ltd. (a)(b)	3,752,000	232,924
GCL-Poly Energy Holdings, Ltd. (a)(b)	4,572,000	251,643
Golden Meditech Holdings, Ltd. (a)	44,000	5,857
Ground International Development, Ltd. (a)(b)	2,415,000	55,023
Guangdong Investment, Ltd.	2,736,229	5,414,669
Haier Electronics Group Co., Ltd. (a)	72,000	199,066
Hengdeli Holdings, Ltd.	9,469,600	490,904
Hi Sun Technology China, Ltd. (a)	225,000	36,288
Huabao International Holdings, Ltd.	667,000	281,741
Huayi Tencent Entertainment Co., Ltd. (a)	110,000	2,211
Imperial Pacific International Holdings, Ltd. (a)(b)	14,830,000	394,834
Ju Teng International Holdings, Ltd.	134,500	32,366
Kingboard Holdings, Ltd.	764,840	2,129,315
Kingboard Laminates Holdings, Ltd.	382,000	350,095
Lee & Man Paper Manufacturing, Ltd.	76,000	53,212
Life Healthcare Group, Ltd. (a)	88,000	338

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Millennium Pacific Group Holdings, Ltd.	23,750	$1,094
Munsun Capital Group, Ltd. (a)	51,111	556
Neo Telemedia, Ltd. (a)	5,880,000	78,275
NetDragon Websoft Holdings, Ltd.	34,500	85,141
New Provenance Everlasting Holdings, Ltd. Class H (a)	5,088,030	16,282
NewOcean Energy Holdings, Ltd. (a)(b)	22,000	4,984
Nine Dragons Paper Holdings, Ltd.	1,457,000	1,292,417
Pou Sheng International Holdings, Ltd.	757,000	175,382
Real Nutriceutical Group, Ltd. (a)(d)	199,000	2,547
Shenwan Hongyuan HK, Ltd.	10,000	1,779
Shenzhen International Holdings, Ltd.	431,093	855,289
Shimao Property Holdings, Ltd.	1,085,720	3,307,537
SIM Technology Group, Ltd.	2,776,000	108,375
Sino Biopharmaceutical, Ltd.	3,556,000	3,636,792
Skyworth Digital Holdings, Ltd. (b)	1,379,225	370,736
Solargiga Energy Holdings, Ltd. (a)	4,443,000	62,557
Solartech International Holdings, Ltd. (a)	1,000,000	7,424
SSY Group, Ltd.	199,740	180,501
Sun Art Retail Group, Ltd.	731,500	692,877
Suncorp Technologies, Ltd. (a)	4,850,000	11,174
Tech Pro Technology Development, Ltd. (a)(b)(d)	484,000	2,106
Tibet Water Resources, Ltd. (a)	67,000	18,524
United Laboratories International Holdings, Ltd.	12,000	6,436
Vision Values Holdings, Ltd. (a)	90,000	2,534
Wanda Hotel Development Co., Ltd. (a)	547,000	43,410
Wasion Holdings, Ltd.	24,000	8,786
WH Group, Ltd. (c)	3,815,500	3,868,001
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	2,242
Xinyi Glass Holdings, Ltd.	1,500,000	1,574,400
Yip's Chemical Holdings, Ltd.	10,000	3,187
Yuexiu Property Co., Ltd.	5,986,000	1,356,188
Yuexiu Transport Infrastructure, Ltd.	1,258	1,027
		71,834,631
HUNGARY — 0.5%
MOL Hungarian Oil & Gas PLC	331,184	3,683,011
OTP Bank Nyrt	192,752	7,684,664
Richter Gedeon Nyrt	192,674	3,558,667
		14,926,342
INDIA — 13.2%
Adani Enterprises, Ltd.	94,485	206,005
Security Description	Shares	Value
Adani Gas, Ltd. (a)	2,430	$5,988
Adani Green Energy, Ltd. (a)	153,779	98,914
Adani Ports & Special Economic Zone, Ltd.	464,192	2,758,488
Adani Power, Ltd. (a)	379,287	282,154
Adani Transmission, Ltd. (a)	58,157	188,851
Aditya Birla Capital, Ltd. GDR (a)	285	379
Aditya Birla Fashion and Retail, Ltd. (a)	53,244	166,109
AIA Engineering, Ltd. (a)	6,222	161,667
Alok Industries, Ltd. (a)	2,074,914	103,704
Amtek Auto, Ltd. (a)(d)	25,821	—
Anant Raj, Ltd.	653,843	281,798
Apollo Hospitals Enterprise, Ltd.	57,441	1,131,054
Ashok Leyland, Ltd.	345,621	436,861
Asian Paints, Ltd.	46,700	918,845
AstraZeneca Pharma India, Ltd. (a)	45,694	1,409,297
Aurobindo Pharma, Ltd.	187,455	1,651,255
Avenue Supermarts, Ltd. (a)(c)	21,782	441,115
Axis Bank, Ltd. (a)	729,501	8,544,972
Bajaj Finance, Ltd.	63,834	3,404,141
Bajaj Hindusthan Sugar, Ltd. (a)	951,955	106,880
Balkrishna Industries, Ltd.	11,709	128,205
Balrampur Chini Mills, Ltd.	466,043	939,479
Bandhan Bank, Ltd. (c)	13,911	108,573
BF Investment, Ltd. (a)	109,479	407,369
Bharat Electronics, Ltd.	105,668	172,216
Bharat Financial Inclusion, Ltd. (a)	29,722	384,316
Bharat Forge, Ltd.	24,980	162,812
Bharat Heavy Electricals, Ltd.	1,121,273	1,188,238
Bharat Petroleum Corp., Ltd.	213,893	1,216,071
Bharti Airtel, Ltd.	1,465,533	7,359,777
Bharti Infratel, Ltd.	221,606	857,338
Biocon, Ltd.	210,700	764,780
Birlasoft, Ltd.	114,174	142,743
Bombay Dyeing & Manufacturing Co., Ltd.	37,000	57,649
Bosch, Ltd.	771	182,494
Britannia Industries, Ltd.	96,335	3,829,117
Caplin Point Laboratories, Ltd.	39,742	259,602
CG Power and Industrial Solutions, Ltd. (a)	316,107	130,743
Cipla, Ltd.	510,274	4,091,285
Coal India, Ltd.	374,545	1,377,125
CORE Education & Technologies, Ltd. (a)(d)	9,253	—
Cox & Kings, Ltd.	53,101	28,309
Crompton Greaves Consumer Electricals, Ltd.	37,276	125,284
Dabur India, Ltd.	51,169	296,884
DCB Bank, Ltd.	1,354,445	4,652,333
Delta Corp., Ltd.	91,662	227,072

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Dewan Housing Finance Corp., Ltd.	378,100	$394,656
Dilip Buildcon, Ltd. (c)	10,897	76,920
Dish TV India, Ltd.	181,512	71,130
Dishman Carbogen Amcis, Ltd. (a)	32,499	106,074
Divi's Laboratories, Ltd.	12,467	288,424
Dr Reddy's Laboratories, Ltd. ADR	144,916	5,430,003
Edelweiss Financial Services, Ltd.	163,573	402,371
Educomp Solutions, Ltd. (a)	22,435	455
Eicher Motors, Ltd.	4,676	1,296,484
Equitas Holdings, Ltd. (a)	51,481	89,534
Era Infra Engineering, Ltd. (a)(d)	2,941	—
FDC, Ltd. (a)	98,429	267,078
Federal Bank, Ltd.	210,150	330,017
Fortis Healthcare, Ltd. (a)	266,689	502,644
Future Retail, Ltd. (a)	42,750	300,338
GAIL India, Ltd.	926,321	4,186,242
Gammon India, Ltd. (a)(d)	139,302	1,665
Gateway Distriparks, Ltd.	162,016	308,881
Gitanjali Gems, Ltd. (a)(d)	3,573	—
Glenmark Pharmaceuticals, Ltd.	43,533	279,604
Godrej Consumer Products, Ltd.	99,326	954,157
Godrej Industries, Ltd.	274,525	1,925,085
Granules India, Ltd.	556,629	780,583
Graphite India, Ltd.	44,435	215,553
Grasim Industries, Ltd. GDR	209	2,780
Grasim Industries, Ltd.	52,196	691,208
GRUH Finance, Ltd. (a)	496,438	1,985,680
GTL Infrastructure, Ltd. (a)	2,071,721	24,010
GTL, Ltd. (a)	312,143	12,662
Gujarat NRE Coke, Ltd. (a)(d)	25,505	—
Gujarat Pipavav Port, Ltd.	17,005	21,654
GVK Power & Infrastructure, Ltd. (a)	1,190,712	102,636
HCL Technologies, Ltd.	288,408	4,448,279
HDFC Bank, Ltd.	861,243	30,490,204
HEG, Ltd.	12,202	259,596
Hero MotoCorp, Ltd.	156,518	5,853,482
Himadri Speciality Chemical, Ltd.	171,476	260,838
Himatsingka Seide, Ltd.	33,682	79,024
Hindalco Industries, Ltd.	520,129	1,560,142
Hindustan Construction Co., Ltd. (a)	939,570	163,338
Hindustan Petroleum Corp., Ltd.	156,142	656,101
Hindustan Unilever, Ltd.	578,840	14,990,176
Housing Development & Infrastructure, Ltd. (a)	93,913	22,925
Housing Development Finance Corp., Ltd.	1,019,493	32,375,946
ICICI Bank, Ltd. ADR	1,154,747	14,538,265
IDFC First Bank, Ltd.	138,004	86,468
IDFC, Ltd.	18	9
Security Description	Shares	Value
IFB Industries, Ltd. (a)	7,160	$79,092
IIFL Holdings, Ltd.	48,208	99,346
IIFL Securities, Ltd. (a)(e)	48,586	79,132
IIFL Wealth Management, Ltd. (a)(e)	6,940	79,122
India Cements, Ltd.	147,593	213,390
Indiabulls Housing Finance, Ltd.	119,015	1,047,777
Indiabulls Integrated Services, Ltd.	24,177	66,355
Indiabulls Real Estate, Ltd. (a)	194,354	320,556
Indiabulls Ventures, Ltd.	82,692	328,660
Indian Hotels Co., Ltd.	701,765	1,601,725
Indian Oil Corp., Ltd.	467,238	1,055,266
IndusInd Bank, Ltd.	139,279	2,846,011
Infibeam Avenues, Ltd.	268,606	171,995
Info Edge India, Ltd.	29,322	954,561
Infosys, Ltd. ADR	2,148,733	22,991,443
InterGlobe Aviation, Ltd. (c)	16,633	375,407
IRB Infrastructure Developers, Ltd.	34,857	48,427
ITC, Ltd.	1,387,218	5,503,454
ITC, Ltd. GDR	59,053	234,281
IVRCL, Ltd. (a)	5,304,684	53,794
Jain Irrigation Systems, Ltd.	200,266	74,852
Jaiprakash Associates, Ltd. (a)	433,367	19,148
Jet Airways India, Ltd. (a)	145,072	142,597
Jindal Steel & Power, Ltd. (a)	49,688	102,252
JSW Steel, Ltd.	79,570	318,845
Jubilant Foodworks, Ltd.	37,566	670,993
Jubilant Life Sciences, Ltd.	31,941	236,963
Just Dial, Ltd. (a)	53,982	595,012
KEI Industries, Ltd.	82,609	574,562
Kotak Mahindra Bank, Ltd.	319,830	6,843,952
KPIT Technologies, Ltd. (a)	93,588	131,174
L&T Finance Holdings, Ltd.	52,833	88,135
Lanco Infratech, Ltd. (a)(d)	15,749,074	—
Larsen & Toubro, Ltd. GDR	462,102	10,327,980
LIC Housing Finance, Ltd.	161,345	1,297,842
Lupin, Ltd.	98,141	1,073,078
LUX Industries, Ltd.	26,123	458,711
Magma Fincorp, Ltd.	74,680	140,591
Mahanagar Telephone Nigam, Ltd. (a)	437,094	53,823
Mahindra & Mahindra Financial Services, Ltd.	145,499	818,685
Mahindra & Mahindra, Ltd. GDR	707,976	6,584,177
MakeMyTrip, Ltd. (a)(b)	17,887	443,598
Manpasand Beverages, Ltd.	59,045	30,323
Marico, Ltd.	76,883	412,720
Marksans Pharma, Ltd.	1,456,030	433,471
Maruti Suzuki India, Ltd.	107,608	10,186,963
Max India, Ltd. (a)	128,055	125,963
Merck, Ltd. (a)	3,297	196,186
Mindtree, Ltd.	29,636	398,166
Monnet Ispat & Energy, Ltd. (a)	4,550	1,486
Motherson Sumi Systems, Ltd.	194,708	343,988

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Mphasis, Ltd.	7,330	$106,625
MRF, Ltd.	1,524	1,249,836
NCC, Ltd.	177,439	250,501
NIIT Technologies, Ltd.	32,615	635,550
NIIT, Ltd. (a)	75,748	113,083
NTPC, Ltd.	1,230,690	2,520,126
Oil & Natural Gas Corp., Ltd.	2,110,145	5,128,055
OnMobile Global, Ltd.	13,542	6,337
Opto Circuits India, Ltd. (a)	2,176,390	151,341
Orient Electric, Ltd.	52,033	120,005
Page Industries, Ltd.	2,281	680,118
Paisalo Digital, Ltd.	15,085	80,432
PC Jeweller, Ltd.	134,701	88,594
Pfizer, Ltd.	9,230	448,680
Phillips Carbon Black, Ltd.	44,826	75,492
Piramal Enterprises, Ltd.	33,075	932,631
Power Grid Corp. of India, Ltd.	254,573	763,046
Prism Johnson, Ltd.	77,271	101,476
PS IT Infrastructure & Services, Ltd. (a)	567,662	312,501
PTC India, Ltd.	469,567	457,135
Punj Lloyd, Ltd. (a)	676,869	15,199
Radico Khaitan, Ltd.	62,219	284,471
Rain Industries, Ltd.	92,685	134,877
Rajesh Exports, Ltd.	76,514	800,749
RattanIndia Infrastructure, Ltd. (a)	178,049	4,772
Raymond, Ltd.	28,304	299,821
Redington India, Ltd.	72,477	114,395
REI Agro, Ltd. (a)(d)	1,873,023	—
Reliance Capital, Ltd.	66,296	63,484
Reliance Communications, Ltd. (a)	735,361	14,914
Reliance Home Finance, Ltd.	12,884	2,202
Reliance Industries, Ltd. GDR (c)	703,764	25,441,069
Reliance Infrastructure, Ltd.	189,848	152,918
Repco Home Finance, Ltd.	30,288	167,461
Rolta India, Ltd. (a)	802,150	72,049
Ruchi Soya Industries, Ltd. (a)	1,171,017	90,760
Schneider Electric Infrastructure, Ltd. (a)	64,688	89,637
Sequent Scientific, Ltd. (a)	516,760	495,218
Shankara Building Products, Ltd.	26,029	165,991
Sharda Cropchem, Ltd.	16,836	76,695
Shilpa Medicare, Ltd. (a)	51,775	257,347
Shriram Transport Finance Co., Ltd.	67,167	1,051,329
Siemens, Ltd.	173,175	3,289,892
Sintex Industries, Ltd.	345,504	13,514
Sintex Plastics Technology, Ltd. (a)	91,543	9,350
Solara Active Pharma Sciences, Ltd. (a)	42,517	274,988
Srei Infrastructure Finance, Ltd.	210,168	54,500
State Bank of India GDR (a)	82,554	4,276,297
Security Description	Shares	Value
Sterlite Technologies, Ltd.	74,252	$188,837
Strides Pharma Science, Ltd.	77,046	445,238
Sun Pharma Advanced Research Co., Ltd. (a)	15,617	26,267
Sun Pharmaceutical Industries, Ltd.	609,823	3,542,190
Sun TV Network, Ltd.	57,593	421,263
Suven Life Sciences, Ltd.	188,645	741,161
Suzlon Energy, Ltd. (a)	3,151,323	239,679
Swan Energy, Ltd.	116,249	175,314
Symphony, Ltd.	8,680	154,895
TAKE Solutions, Ltd.	111,504	202,081
Tata Communications, Ltd.	129,080	906,846
Tata Consultancy Services, Ltd.	539,604	17,410,540
Tata Elxsi, Ltd.	21,334	273,492
Tata Motors, Ltd. ADR (a)(b)	255,557	2,984,906
Tata Power Co., Ltd.	1,840,114	1,839,381
Tata Steel, Ltd.	274,709	2,007,363
TeamLease Services, Ltd. (a)	4,191	178,848
Tech Mahindra, Ltd.	234,431	2,399,753
Tejas Networks, Ltd. (a)(c)	107,469	222,092
Thyrocare Technologies, Ltd. (c)	39,237	268,325
Titan Co., Ltd.	78,237	1,512,773
Ujjivan Financial Services, Ltd.	41,162	176,837
UltraTech Cement, Ltd.	13,301	877,873
Unichem Laboratories, Ltd.	119,098	293,831
Unitech, Ltd. (a)	724,861	12,601
United Breweries, Ltd.	40,546	786,514
United Spirits, Ltd. (a)	179,479	1,520,934
UPL, Ltd.	93,177	1,265,420
Vakrangee, Ltd.	251,301	123,052
Vedanta, Ltd.	461,847	1,166,535
Venky's India, Ltd.	7,069	170,618
Videocon Industries, Ltd. (a)	931,948	20,927
VIP Industries, Ltd.	37,621	242,804
V-Mart Retail, Ltd.	9,840	314,812
Vodafone Idea, Ltd. (a)	686,500	120,836
VST Industries, Ltd.	13,360	665,953
Welspun India, Ltd.	113,050	94,007
Wipro, Ltd. ADR	882,474	3,821,112
Wockhardt, Ltd. (a)	51,074	277,392
Yes Bank, Ltd.	549,712	866,049
Zee Entertainment Enterprises, Ltd.	316,879	1,554,613
Zensar Technologies, Ltd.	34,545	129,367
		362,076,436
INDONESIA — 2.7%
Alam Sutera Realty Tbk PT (a)	5,037,300	121,230
Astra International Tbk PT	13,661,503	7,204,261
Bank Central Asia Tbk PT	7,695,840	16,328,636
Bank Danamon Indonesia Tbk PT	3,236,918	1,099,785
Bank Mandiri Persero Tbk PT	14,121,563	8,021,627
Bank Negara Indonesia Persero Tbk PT	1,360,200	885,779

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	35,185,463	$10,858,865
Barito Pacific Tbk PT	11,004,864	2,500,486
Bekasi Fajar Industrial Estate Tbk PT	3,126,000	67,709
Bumi Resources Tbk PT (a)	1,853,200	15,610
Bumi Serpong Damai Tbk PT (a)	2,655,700	288,551
Charoen Pokphand Indonesia Tbk PT	2,926,800	979,916
Ciputra Development Tbk PT	4,150,652	337,869
Citra Marga Nusaphala Persada Tbk PT (a)	1,135,241	101,250
Garuda Indonesia Persero Tbk PT (a)	8,910,200	230,836
Global Mediacom Tbk PT	448,700	11,878
Indah Kiat Pulp & Paper Corp. Tbk PT	477,200	316,670
Indocement Tunggal Prakarsa Tbk PT	372,800	527,765
Indofood Sukses Makmur Tbk PT	7,336,751	3,648,252
Indosat Tbk PT	1,757,500	327,179
Japfa Comfeed Indonesia Tbk PT	758,500	83,219
Kalbe Farma Tbk PT	35,261,461	3,644,079
Kawasan Industri Jababeka Tbk PT (a)	3,455,731	77,297
Lippo Cikarang Tbk PT (a)	145,500	15,500
Lippo Karawaci Tbk PT (a)	8,617,300	161,031
Matahari Department Store Tbk PT	256,000	62,516
Matahari Putra Prima Tbk PT (a)	448,900	6,800
Mayora Indah Tbk PT	4,058,107	712,377
Medco Energi Internasional Tbk PT (a)	12,725,807	729,634
Media Nusantara Citra Tbk PT	596,300	43,897
Modernland Realty Tbk PT	5,374,800	105,765
Pabrik Kertas Tjiwi Kimia Tbk PT	229,238	204,047
Pakuwon Jati Tbk PT	3,797,600	196,231
Perusahaan Gas Negara Tbk PT	10,076,300	1,504,937
Semen Indonesia Persero Tbk PT	599,100	490,857
Sigmagold Inti Perkasa Tbk PT (a)(d)	1,312,600	—
Summarecon Agung Tbk PT (a)	2,931,900	253,188
Telekomunikasi Indonesia Persero Tbk PT	25,527,700	7,480,777
Tiga Pilar Sejahtera Food Tbk (a)(d)	2,383,200	14,170
Unilever Indonesia Tbk PT	447,900	1,426,685
United Tractors Tbk PT	1,520,522	3,035,124
		74,122,285
MACAU — 0.0% (f)
Newtree Group Holdings, Ltd. (a)	35,000	2,419
Security Description	Shares	Value
MALAYSIA — 2.4%
Aeon Co. M Bhd	4,146,290	$1,695,639
AEON Credit Service M Bhd	82,650	336,000
AirAsia Group Bhd	797,700	526,974
Alliance Bank Malaysia Bhd	3,281,800	2,985,981
Axiata Group Bhd	1,017,645	1,226,345
Bahvest Resources Bhd (a)	1,196,800	191,140
Berjaya Sports Toto Bhd	1,594,114	1,064,671
Bintulu Port Holdings Bhd	94	111
British American Tobacco Malaysia Bhd	7,200	50,178
Bursa Malaysia Bhd	1,021,539	1,730,375
Capitaland Malaysia Mall Trust REIT	1,059,300	266,587
Carlsberg Brewery Malaysia Bhd Class B	969,477	6,019,789
CIMB Group Holdings Bhd	1,027,537	1,337,725
Dagang NeXchange Bhd (a)	1,483,100	91,516
Datasonic Group Bhd	774,200	105,849
Dialog Group Bhd	4,099,106	3,233,657
DiGi.Com Bhd	4,266,300	5,213,506
FGV Holdings Bhd (a)	258,500	70,059
Genting Bhd	2,581,500	4,229,100
Genting Malaysia Bhd	462,100	362,300
George Kent Malaysia Bhd	373,900	102,240
Globetronics Technology Bhd	486,300	196,521
Guan Chong Bhd	669,500	547,589
Hap Seng Plantations Holdings Bhd	43,300	16,765
Hartalega Holdings Bhd	303,800	385,218
IHH Healthcare Bhd	649,900	912,140
Inari Amertron Bhd	860,800	333,280
IOI Corp. Bhd	4,082,360	4,198,434
IOI Properties Group Bhd	3,108,762	1,038,135
Iskandar Waterfront City Bhd (a)	186,400	47,812
Karex Bhd	1,329,600	175,350
KLCCP Stapled Group	453,700	853,055
KNM Group Bhd (a)	3,058,121	188,704
KPJ Healthcare Bhd	1,179,380	266,841
Lingkaran Trans Kota Holdings Bhd	301,900	357,970
Magnum Bhd	2,462,960	1,585,354
Malayan Banking Bhd	2,027,540	4,356,819
Malaysian Pacific Industries Bhd	41,800	93,260
Malaysian Resources Corp. Bhd	6,043,300	1,389,264
MPHB Capital Bhd (a)	1,210,930	298,887
Muda Holdings Bhd	220,600	92,884
My EG Services Bhd	1,004,900	359,892
Naim Holdings Bhd (a)	87	18
OSK Holdings Bhd	5,477,942	1,246,041
Padini Holdings Bhd	114,000	99,862
Pavilion Real Estate Investment Trust	1,006,600	445,754
Petronas Chemicals Group Bhd	159,800	324,820
Pos Malaysia Bhd	778,800	284,571

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Press Metal Aluminium Holdings Bhd	97,900	$104,237
Public Bank Bhd	704,000	3,918,209
Sapura Energy Bhd	280,400	20,356
Sime Darby Bhd	776,824	424,833
Sime Darby Plantation Bhd	369,924	440,418
Sime Darby Property Bhd	362,424	90,332
SP Setia Bhd Group	245,763	128,457
Sunway Real Estate Investment Trust	1,079,100	488,304
Supermax Corp. Bhd	782,400	316,179
TA Enterprise Bhd	4,212,900	657,549
TA Global Bhd	3,066,956	189,250
Telekom Malaysia Bhd	540,627	523,293
Tenaga Nasional Bhd	744,100	2,492,037
Top Glove Corp. Bhd	425,400	505,436
UEM Edgenta Bhd	528,700	367,179
UEM Sunrise Bhd	3,390,788	656,414
UMW Holdings Bhd	228,600	298,715
Unisem M Bhd	56,000	33,336
United Plantations Bhd	70,800	459,151
Velesto Energy Bhd (a)	39,963	2,901
ViTrox Corp. Bhd	80,000	135,318
VS Industry Bhd	1,362,750	362,740
WCT Holdings Bhd	6,387,541	1,638,426
		65,188,052
MEXICO — 2.9%
Alfa SAB de CV Class A	3,214,067	3,155,237
America Movil SAB de CV Series L	13,287,086	9,661,877
Axtel SAB de CV (a)(b)	1,299,877	154,943
Cemex SAB de CV Series CPO	9,455,351	3,981,636
Coca-Cola Femsa SAB de CV	475,177	2,946,042
Consorcio ARA SAB de CV (b)	1,291,591	287,070
Desarrolladora Homex SAB de CV (a)	26,513	116
El Puerto de Liverpool SAB de CV Series C1 (b)	269,119	1,497,047
Fibra Uno Administracion SA de CV REIT	1,106,248	1,463,738
Fomento Economico Mexicano SAB de CV	1,258,837	12,184,967
Grupo Aeroportuario del Sureste SAB de CV Class B	231,195	3,743,690
Grupo Bimbo SAB de CV Class A (b)	2,170,663	4,522,862
Grupo Elektra SAB DE CV (b)	40,077	2,620,135
Grupo Financiero Banorte SAB de CV Series O	1,243,940	7,210,477
Grupo Financiero Inbursa SAB de CV Series O (b)	996,882	1,440,451
Grupo Mexico SAB de CV Class B	2,047,086	5,431,078
Grupo Televisa SAB Series CPO (b)	1,478,404	2,497,142
Security Description	Shares	Value
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)(b)	1,080,455	$1,592,142
Industrias CH SAB de CV Class B (a)(b)	271,509	831,133
Industrias Penoles SAB de CV	119,802	1,548,375
Kimberly-Clark de Mexico SAB de CV Class A (a)(b)	1,775,826	3,299,000
Sare Holding SAB de CV Class B (a)(e)	1,493,393	700
Telesites SAB de CV (a)(b)	922,420	567,520
TV Azteca SAB de CV Series CPO (b)	2,971,425	259,842
Urbi Desarrollos Urbanos SAB de CV (a)	448,788	23,103
Wal-Mart de Mexico SAB de CV	3,195,511	8,715,794
		79,636,117
MONACO — 0.0% (f)
GasLog, Ltd.	13,038	187,747
NETHERLANDS — 0.0% (f)
VEON, Ltd. ADR	296,544	830,323
PERU — 0.8%
Cia de Minas Buenaventura SAA ADR (g)	251,413	4,191,055
Cia de Minas Buenaventura SAA ADR (g)	5,932	99,124
Credicorp, Ltd.	53,326	12,206,854
Southern Copper Corp. (g)	146,681	5,698,557
Southern Copper Corp. (g)	4,688	182,176
Volcan Cia Minera SAA Class B	3,635,644	574,989
		22,952,755
PHILIPPINES — 1.4%
Alliance Global Group, Inc.	1,604,100	483,406
Ayala Land, Inc.	9,140,510	9,062,904
Bank of the Philippine Islands	3,219,824	4,933,272
BDO Unibank, Inc.	2,385,258	6,517,734
Bloomberry Resorts Corp.	613,800	135,375
Cebu Air, Inc.	1,121,650	1,992,196
Cebu Holdings, Inc.	5,451,800	646,959
D&L Industries, Inc.	1,684,900	343,985
DoubleDragon Properties Corp. (a)	1,137,750	544,059
East West Banking Corp. (a)	928,400	210,559
Filinvest Land, Inc.	47,528,000	1,743,977
First Philippine Holdings Corp.	313,270	507,493
Global Ferronickel Holdings, Inc. (a)	1,494,449	43,753
GMA Holdings, Inc.	2,723,700	291,854
GT Capital Holdings, Inc.	7,785	142,830
JG Summit Holdings, Inc.	375,410	493,854
Megawide Construction Corp.	3,594,188	1,334,273
Megaworld Corp.	5,278,800	628,490
Nickel Asia Corp.	778,000	34,166
PLDT, Inc.	79,985	2,013,870

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Puregold Price Club, Inc.	238,450	$209,199
San Miguel Corp.	107,140	366,369
SM Investments Corp.	128,990	2,439,569
SM Prime Holdings, Inc.	2,389,290	1,730,119
Top Frontier Investment Holdings, Inc. (a)	14,651	76,350
Universal Robina Corp.	179,040	580,085
Vista Land & Lifescapes, Inc.	835,278	116,240
		37,622,940
POLAND — 1.1%
11 bit studios SA (a)	1,126	119,871
Asseco Poland SA	66,685	953,103
Bank Polska Kasa Opieki SA	121,829	3,652,387
Bioton SA (a)	774	859
CCC SA	1,871	84,589
CD Projekt SA	17,625	1,017,554
Eurocash SA	6,136	33,895
Getin Holding SA (a)	58,424	17,547
Getin Noble Bank SA (a)	221,855	33,315
Globe Trade Centre SA	207,122	515,417
Grupa Lotos SA	108,803	2,471,204
KGHM Polska Miedz SA (a)	130,492	3,621,667
LPP SA	73	149,555
mBank SA	19,827	2,286,177
Orange Polska SA (a)	799,090	1,432,457
Orbis SA	2,761	79,220
PGE Polska Grupa Energetyczna SA (a)	454,650	1,169,420
Polimex-Mostostal SA (a)	11,507	8,347
Polski Koncern Naftowy ORLEN SA	172,655	4,165,906
Powszechna Kasa Oszczednosci Bank Polski SA	361,426	4,150,022
Powszechny Zaklad Ubezpieczen SA	232,411	2,720,976
Santander Bank Polska SA	18,260	1,815,619
		30,499,107
QATAR — 0.7%
Aamal Co.	280,440	60,921
Al Meera Consumer Goods Co. QSC	62,690	249,125
Commercial Bank PQSC	231,344	291,622
Industries Qatar QSC	406,170	1,282,789
Mannai Corp. QSC	223,790	232,318
Masraf Al Rayan QSC	2,456,530	2,570,375
Mazaya Qatar Real Estate Development QSC	135,135	280,569
Medicare Group	181,270	335,533
National Leasing	2,450,670	520,252
Ooredoo QSC	62,894	1,129,803
Qatar Electricity & Water Co. QSC	59,420	271,867
Qatar Insurance Co. SAQ	68,856	662,984
Qatar Islamic Bank SAQ	194,980	889,425
Qatar National Bank QPSC	1,677,390	8,766,421
Security Description	Shares	Value
Qatar Navigation QSC	6,006	$107,048
Qatari Investors Group QSC	640,220	423,737
Vodafone Qatar QSC	244,614	475,624
		18,550,413
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	106,384	976,307
RUSSIA — 4.7%
Evraz PLC	150,607	1,275,039
Gazprom PJSC ADR	3,322,497	24,340,613
LSR Group PJSC, GDR	91,005	233,882
LUKOIL PJSC ADR (b)	215,355	18,180,269
Magnit PJSC GDR	106,829	1,557,033
Mail.Ru Group, Ltd. GDR (a)	26,731	682,175
Mechel PJSC ADR (a)	114,568	239,447
MMC Norilsk Nickel PJSC ADR	427,780	9,714,884
Mobile TeleSystems PJSC ADR	482,730	4,494,216
Novatek PJSC, GDR	52,374	11,103,288
Novolipetsk Steel PJSC, GDR	24,460	617,370
Novorossiysk Commercial Sea Port PJSC, GDR (e)	37,996	379,960
Polymetal International PLC	83,032	1,053,367
Rosneft Oil Co. PJSC GDR	905,088	5,928,326
Rostelecom PJSC ADR (b)	68,937	548,049
Sberbank of Russia PJSC ADR (g)	615,994	9,473,988
Sberbank of Russia PJSC ADR (g)	582,915	8,906,941
Severstal PJSC GDR (b)	349,397	5,887,340
Sistema PJSC FC GDR (b)	100,833	311,372
Surgutneftegas PJSC ADR	1,348,370	5,541,801
Tatneft PJSC ADR (g)	170,280	12,566,664
Tatneft PJSC ADR (b)(g)	1,402	102,837
TMK PJSC GDR (g)	1,907	7,228
TMK PJSC GDR (b)(g)	32,606	123,577
VTB Bank PJSC GDR (b)	1,523,843	1,916,995
X5 Retail Group NV GDR	28,097	963,446
Yandex NV Class A (a)	77,142	2,931,396
		129,081,503
SAUDI ARABIA — 1.3%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	126,661	474,863
Abdullah Al Othaim Markets Co.	27,168	565,057
Advanced Petrochemical Co.	17,451	279,197
Al Hammadi Co. for Development and Investment (a)	77,855	446,339
Al Jouf Agricultural Development Co.	21,796	133,673
Al Khaleej Training and Education Co. (a)	221,115	772,377
Al Rajhi Bank	167,695	3,112,212

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Al Rajhi Co. for Co-operative Insurance (a)	5,713	$77,996
Al Rajhi REIT	68,092	157,600
Al-Etihad Cooperative Insuarnce Co.	120,977	483,231
Almarai Co. JSC	6,976	98,029
Alujain Corp. (a)	42,763	242,650
Arabian Cement Co.	19,690	135,458
AXA Cooperative Insurance Co. (a)	57,932	384,025
Banque Saudi Fransi	26,523	299,867
Basic Chemical Industries, Ltd. (a)	99,049	581,049
Batic Investments and Logistic Co. (a)	84,653	761,826
Bawan Co. (a)	128,696	466,706
Buruj Cooperative Insurance Co. (a)	66,533	354,819
Dallah Healthcare Co.	36,692	482,345
Dar Al Arkan Real Estate Development Co.	34,878	109,184
Derayah REIT	95,128	232,350
Dur Hospitality Co.	73,751	348,081
Eastern Province Cement Co.	55,897	444,165
Etihad Etisalat Co. (a)	66,158	423,736
Fawaz Abdulaziz Al Hokair & Co. (a)	19,694	127,924
Fitaihi Holding Group	347,099	1,036,600
Hail Cement Co. (a)	48,644	115,181
Jazan Energy and Development Co. (a)	58,775	198,725
Leejam Sports Co. JSC	27,473	547,226
Malath Cooperative Insurance Co. (a)	110,412	302,656
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	49,327	192,297
Methanol Chemicals Co. (a)	201,563	470,282
Middle East Healthcare Co. (a)	24,336	178,128
Mobile Telecommunications Co. Saudi Arabia (a)	106,467	340,672
Mouwasat Medical Services Co.	25,492	611,087
Musharaka Real Estate Income Fund	114,586	255,128
Najran Cement Co. (a)	44,763	99,666
Nama Chemicals Co. (a)	63,433	375,160
National Co. for Glass Manufacturing	164,718	784,445
National Commercial Bank	152,225	2,248,721
National Medical Care Co.	39,036	590,185
National Petrochemical Co.	14,215	93,168
Red Sea International Co. (a)	104,079	388,536
Riyad Bank	80,827	577,605
Samba Financial Group	141,218	1,333,009
Saudi Advanced Industries Co.	235,424	777,161
Saudi Arabian Amiantit Co. (a)	198,523	313,381
Saudi Arabian Fertilizer Co.	17,689	399,981
Saudi Automotive Services Co.	179,992	726,639
Security Description	Shares	Value
Saudi Basic Industries Corp.	43,670	$1,329,808
Saudi Cement Co.	6,493	121,368
Saudi Ceramic Co. (a)	89,819	481,398
Saudi Chemical Co.	68,427	565,625
Saudi Co. For Hardware CJSC	22,866	413,999
Saudi Industrial Investment Group	24,330	159,854
Saudi Industrial Services Co.	89,128	331,772
Saudi International Petrochemical Co.	17,893	98,667
Saudi Kayan Petrochemical Co. (a)	31,022	101,084
Saudi Pharmaceutical Industries & Medical Appliances Corp.	73,754	520,177
Saudi Printing & Packaging Co. (a)	54,525	204,419
Saudi Public Transport Co. (a)	158,446	572,058
Saudi Re for Cooperative Reinsurance Co. (a)	348,626	740,897
Saudi Research & Marketing Group (a)	8,658	216,551
Saudi Vitrified Clay Pipe Co., Ltd. (a)	18,803	207,822
Savola Group	16,362	142,667
Southern Province Cement Co.	21,748	286,764
Tabuk Cement Co. (a)	85,679	274,611
Takween Advanced Industries Co. (a)	225,369	468,736
Umm Al-Qura Cement Co. (a)	438,970	1,699,578
United Electronics Co.	14,847	266,436
United International Transportation Co.	41,372	364,601
Walaa Cooperative Insurance Co.	37,993	172,629
Yanbu Cement Co.	36,801	299,295
Yanbu National Petrochemical Co.	8,565	143,882
		35,135,096
SINGAPORE — 0.0% (f)
Aslan Pharmaceuticals, Ltd. (a)	142,000	91,438
Grindrod Shipping Holdings, Ltd. (a)	11,026	52,779
		144,217
SOUTH AFRICA — 6.5%
Absa Group, Ltd.	270,499	3,376,142
Adbee Rf, Ltd. (a)	12,169	51,356
Adcock Ingram Holdings, Ltd.	67,699	286,135
Adcorp Holdings, Ltd. (a)	302,606	504,513
African Phoenix Investments, Ltd. (a)	1,748,697	70,686
African Rainbow Minerals, Ltd.	83,397	1,077,382
Alexander Forbes Group Holdings, Ltd.	351,571	144,356
Allied Electronics Corp., Ltd.	87,975	165,640
Anglo American Platinum, Ltd.	22,884	1,358,199
AngloGold Ashanti, Ltd.	200,872	3,618,367

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
ArcelorMittal South Africa, Ltd. (a)	120,327	$20,565
Ascendis Health, Ltd. (a)	156,314	52,100
Aspen Pharmacare Holdings, Ltd.	200,006	1,424,739
Astral Foods, Ltd.	11,340	124,657
Aveng, Ltd. (a)(b)	463,576	986
Barloworld, Ltd.	192,533	1,747,662
Bid Corp., Ltd.	77,261	1,682,004
Bidvest Group, Ltd.	282,165	3,788,880
Blue Label Telecoms, Ltd. (a)	788,249	263,285
Clicks Group, Ltd. (b)	36,327	528,859
Coronation Fund Managers, Ltd.	406,674	1,289,129
Curro Holdings, Ltd. (b)	95,226	160,182
Discovery, Ltd.	277,245	2,931,655
EOH Holdings, Ltd. (a)	73,661	102,228
FirstRand, Ltd.	2,134,356	10,375,683
Foschini Group, Ltd.	184,954	2,364,840
Gold Fields, Ltd.	447,641	2,436,411
Grindrod, Ltd.	757,317	325,456
Group Five, Ltd. (a)(e)	219,472	13,852
Growthpoint Properties, Ltd. REIT	618,348	1,064,692
Harmony Gold Mining Co., Ltd. (a)	181,303	408,089
Impala Platinum Holdings, Ltd. (a)(b)	321,847	1,591,974
Imperial Logistics, Ltd.	148,575	541,882
Investec, Ltd.	164,198	1,069,638
Invicta Holdings, Ltd.	307,004	525,344
Kumba Iron Ore, Ltd.	32,035	1,134,484
Lewis Group, Ltd.	194,436	460,400
Life Healthcare Group Holdings, Ltd.	96,153	153,013
Massmart Holdings, Ltd.	128,625	567,359
Mediclinic International PLC	98,620	380,807
MMI Holdings, Ltd.	719,933	968,505
Motus Holdings, Ltd.	97,716	506,692
Mr. Price Group, Ltd.	132,016	1,858,452
MTN Group, Ltd.	815,288	6,171,935
MultiChoice Group, Ltd. (a)	218,674	2,077,529
Murray & Roberts Holdings, Ltd.	406,124	417,608
Naspers, Ltd. Class N	221,302	53,665,215
Nedbank Group, Ltd.	242,923	4,361,890
Net 1 UEPS Technologies, Inc. (a)(b)	24,164	96,656
Netcare, Ltd. (b)	1,693,674	2,159,543
Northam Platinum, Ltd. (a)	226,445	947,452
Old Mutual, Ltd. (b)	751,376	1,122,860
PPC, Ltd. (a)(b)	775,802	254,176
PSG Group, Ltd.	184,067	3,119,855
Rand Merchant Investment Holdings, Ltd.	915,095	2,204,470
Remgro, Ltd.	382,220	5,093,104
RMB Holdings, Ltd.	728,155	4,358,215
Sanlam, Ltd.	1,146,541	6,355,014
Security Description	Shares	Value
Sappi, Ltd.	228,647	$890,023
Sasol, Ltd.	269,141	6,684,221
Shoprite Holdings, Ltd.	383,859	4,291,762
Sibanye Gold, Ltd. (a)	707,612	841,030
Standard Bank Group, Ltd.	737,759	10,289,518
Steinhoff International Holdings NV (a)(b)	1,647,320	151,867
Sun International, Ltd. (a)	133,865	476,081
Telkom SA SOC, Ltd.	216,618	1,416,188
Tiger Brands, Ltd.	158,221	2,509,993
Trans Hex Group, Ltd. (a)	16,439	653
Truworths International, Ltd.	320,622	1,591,599
Vodacom Group, Ltd.	283,614	2,406,885
Wilson Bayly Holmes-Ovcon, Ltd.	186,422	1,452,773
Woolworths Holdings, Ltd.	660,251	2,288,667
		179,214,062
TAIWAN — 13.4%
Accton Technology Corp.	187,000	791,722
Acer, Inc. (a)	2,274,701	1,409,810
Adimmune Corp. (a)	460,505	319,512
Adlink Technology, Inc.	690,665	852,783
Advanced Ceramic X Corp.	4,000	31,102
Advanced Wireless Semiconductor Co.	13,000	26,997
Advancetek Enterprise Co., Ltd.	2,250,996	1,184,945
Advantech Co., Ltd.	5,499	46,740
AGV Products Corp. (a)	3,845,415	882,751
Airmate Cayman International Co., Ltd.	11,000	8,978
Airtac International Group	30,000	336,129
Alchip Technologies, Ltd.	34,000	101,367
APCB, Inc.	764,000	739,168
Arcadyan Technology Corp.	35,000	100,179
ASE Technology Holding Co., Ltd.	2,320,058	4,593,878
ASMedia Technology, Inc.	5,000	77,915
ASPEED Technology, Inc.	10,000	190,602
Asustek Computer, Inc.	691,340	4,963,661
AU Optronics Corp. ADR (b)	825,568	2,443,681
Audix Corp.	497,629	624,850
Bank of Kaohsiung Co., Ltd.	1,503,745	466,720
Basso Industry Corp.	1,464,905	2,749,689
Biostar Microtech International Corp.	1,270,952	531,959
C Sun Manufacturing, Ltd.	762,000	796,114
Career Technology MFG. Co., Ltd.	98,000	97,497
Carnival Industrial Corp. (a)	1,502,000	292,571
Catcher Technology Co., Ltd.	674,346	4,830,792
Cathay Financial Holding Co., Ltd.	3,844,541	5,322,535
Cathay No. 1 REIT	820,000	407,895
Center Laboratories, Inc. (a)	727,825	1,813,733
Chailease Holding Co., Ltd.	697,620	2,886,208

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Champion Building Materials Co., Ltd. (a)	837,000	$187,291
Chang Hwa Commercial Bank, Ltd.	6,968,483	4,700,324
Chang Wah Electromaterials, Inc.	7,431	38,041
Charoen Pokphand Enterprise	2,007,373	4,472,390
Chen Full International Co., Ltd.	12,000	16,208
Cheng Loong Corp.	695,000	452,003
Cheng Shin Rubber Industry Co., Ltd.	68,850	88,890
Chieftek Precision Co., Ltd.	31,000	88,630
Chilisin Electronics Corp.	66,150	193,384
China Airlines, Ltd.	1,542,000	488,523
China Chemical & Pharmaceutical Co., Ltd.	1,457,000	893,635
China Development Financial Holding Corp.	9,740,945	2,970,001
China Steel Chemical Corp.	696,595	3,016,534
China Steel Corp.	6,126,451	4,921,359
Chipbond Technology Corp.	66,000	128,560
Chong Hong Construction Co., Ltd.	7,717	22,187
Chroma ATE, Inc.	103,000	457,638
Chung Hwa Pulp Corp.	1,529,794	479,731
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	693,000	649,280
Chunghwa Telecom Co., Ltd.	2,223,457	8,089,333
CMC Magnetics Corp. (a)	1,547,933	342,385
Coland Holdings, Ltd.	11,938	10,916
Compal Electronics, Inc.	3,839,774	2,515,797
Concraft Holding Co., Ltd.	13,000	65,922
Coxon Precise Industrial Co., Ltd.	10,000	6,407
CTBC Financial Holding Co., Ltd.	10,728,527	7,374,686
Da-Li Development Co., Ltd.	834,444	801,950
Darfon Electronics Corp.	76,000	108,398
Delta Electronics, Inc.	1,533,167	7,774,555
Dimerco Express Corp.	1,548,330	1,114,158
E Ink Holdings, Inc.	108,000	115,791
E.Sun Financial Holding Co., Ltd.	1,546,657	1,294,711
Eclat Textile Co., Ltd.	19,854	254,411
Egis Technology, Inc.	43,000	335,727
Elan Microelectronics Corp.	1,400	3,281
Elite Advanced Laser Corp.	12,672	22,032
Elite Material Co., Ltd.	13,000	39,218
Elite Semiconductor Memory Technology, Inc.	1,461,750	1,520,132
Episil Holdings, Inc. (a)	144,000	92,493
Episil-Precision, Inc.	66,998	99,873
Epistar Corp.	689,180	554,726
Etron Technology, Inc. (a)	12,445	4,448
Eva Airways Corp.	891,525	429,121
Excelliance Mos Corp.	35,000	115,504
Excelsior Medical Co., Ltd.	72,344	120,187
Security Description	Shares	Value
Far Eastern New Century Corp.	4,525,850	$4,881,469
Feng TAY Enterprise Co., Ltd.	100,747	784,970
Flytech Technology Co., Ltd.	8,854	22,805
Formosa Chemicals & Fibre Corp.	2,233,243	7,405,915
Formosa Petrochemical Corp.	59,000	209,904
Formosa Plastics Corp.	3,080,714	11,356,968
Founding Construction & Development Co., Ltd.	2,162,809	1,107,187
Foxconn Technology Co., Ltd.	831,223	1,688,700
Fubon Financial Holding Co., Ltd. (a)	5,286,903	7,804,520
Fullerton Technology Co., Ltd.	686,000	467,132
Fwusow Industry Co., Ltd.	1,056,725	614,108
General Interface Solution Holding, Ltd.	38,000	124,181
Genius Electronic Optical Co., Ltd.	21,000	275,182
Giant Manufacturing Co., Ltd.	72,302	565,669
Global Unichip Corp.	23,000	167,726
Globalwafers Co., Ltd.	69,000	698,675
Grape King Bio, Ltd.	73,664	485,014
Great Wall Enterprise Co., Ltd.	712,681	916,679
HannStar Display Corp.	830,500	176,477
Himax Technologies, Inc. ADR (b)	39,901	138,855
Hiwin Technologies Corp.	46,446	388,801
Hocheng Corp.	2,293,000	583,226
Holy Stone Enterprise Co., Ltd.	57,000	191,777
Hon Hai Precision Industry Co., Ltd.	6,676,196	16,637,022
Hong TAI Electric Industrial	1,523,000	492,801
Hota Industrial Manufacturing Co., Ltd.	9,574	31,287
Hotai Motor Co., Ltd.	72,433	1,184,693
HTC Corp. (a)	759,198	893,404
Hua Nan Financial Holdings Co., Ltd.	7,026,128	4,716,585
Hung Sheng Construction, Ltd.	854,800	572,445
Ibase Technology, Inc.	1,470,222	2,139,572
Innolux Corp.	3,061,820	722,585
Iron Force Industrial Co., Ltd.	6,000	16,980
Janfusun Fancyworld Corp. (a)	800,112	50,233
KEE TAI Properties Co., Ltd.	752,000	300,224
Kenda Rubber Industrial Co., Ltd.	4,766	4,565
Kerry TJ Logistics Co., Ltd.	758,000	901,756
Kindom Construction Corp.	701,000	634,205
Kung Long Batteries Industrial Co., Ltd.	9,000	47,377
Kuoyang Construction Co., Ltd.	752,036	303,870
Kwong Fong Industries Corp.	55,776	27,565
Land Mark Optoelectronics Corp.	14,600	122,922
Largan Precision Co., Ltd.	43,000	5,337,014
Laser Tek Taiwan Co., Ltd.	89,000	81,952
Leatec Fine Ceramics Co., Ltd.	139,000	58,179

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Leofoo Development Co., Ltd. (a)	1,540,645	$357,142
Li Cheng Enterprise Co., Ltd.	9,778	21,407
Lite-On Technology Corp.	2,234,265	3,273,042
Long Bon International Co., Ltd.	11,275	5,881
Long Chen Paper Co., Ltd.	3,077,165	1,441,516
Lotus Pharmaceutical Co., Ltd. (a)	27,000	96,927
Machvision, Inc.	15,000	178,689
Macroblock, Inc.	30,000	110,111
Macronix International	360,221	268,488
Makalot Industrial Co., Ltd.	4,139	27,985
MediaTek, Inc.	758,329	7,666,424
Medigen Biotechnology Corp. (a)	114,248	278,452
Mega Financial Holding Co., Ltd.	4,592,333	4,568,750
Merida Industry Co., Ltd.	2,100	12,407
Merry Electronics Co., Ltd.	13,571	73,842
Micro-Star International Co., Ltd.	120,000	339,993
Mosel Vitelic, Inc. (a)	759	481
Namchow Holdings Co., Ltd.	757,000	1,355,115
Nan Ya Plastics Corp.	3,072,486	7,775,315
Nanya Technology Corp.	59,982	124,562
National Petroleum Co., Ltd.	1,852,468	2,552,701
New Era Electronics Co., Ltd.	70,000	45,300
Newmax Technology Co., Ltd. (a)	67,185	263,899
Nexcom International Co., Ltd.	775,638	696,737
Novatek Microelectronics Corp.	677,225	3,772,112
OBI Pharma, Inc. (a)	43,664	231,960
Pacific Hospital Supply Co., Ltd.	68,000	169,018
Pan Jit International, Inc. (a)	111,000	90,417
Parade Technologies, Ltd.	4,000	67,999
PChome Online, Inc. (a)	3,519	12,803
Pegatron Corp.	759,686	1,313,451
Pharmally International Holding Co., Ltd.	18,000	132,133
Phytohealth Corp. (a)	9,000	5,621
Pihsiang Machinery Manufacturing Co., Ltd. (d)	51,000	—
Polaris Group/Tw (a)	145,326	69,061
Pou Chen Corp.	2,879,462	3,569,255
Powertech Technology, Inc.	771,285	1,887,270
President Chain Store Corp.	22,000	212,850
Promate Electronic Co., Ltd.	761,000	846,522
ProMOS Technologies, Inc. (a)(d)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	111,335
Quanta Computer, Inc.	2,991,664	5,817,753
Radiant Opto-Electronics Corp.	51,000	170,769
Realtek Semiconductor Corp.	18,000	132,423
Ritek Corp. (a)	356,000	103,615
Sampo Corp.	2,100,600	1,254,564
Sesoda Corp.	843,574	725,170
Security Description	Shares	Value
Shih Wei Navigation Co., Ltd. (a)	995,221	$276,206
Shin Kong Financial Holding Co., Ltd.	3,786,223	1,149,538
Silicon Motion Technology Corp. ADR	10,787	478,727
Sinbon Electronics Co., Ltd.	779,068	2,846,930
Sino-American Silicon Products, Inc.	160,000	420,354
Sinon Corp.	1,524,000	1,035,316
SinoPac Financial Holdings Co., Ltd.	10,004,165	4,203,363
Sinphar Pharmaceutical Co., Ltd.	824,524	518,986
Solar Applied Materials Technology Co. (a)	1,446,829	980,562
Stark Technology, Inc.	616,747	1,024,619
Supreme Electronics Co., Ltd.	2,224,818	2,259,953
Ta Ya Electric Wire & Cable	4,597,000	1,613,268
TA-I Technology Co., Ltd.	80,000	116,937
TaiMed Biologics, Inc. (a)	80,000	409,537
Taimide Tech, Inc.	59,000	94,219
Tainan Enterprises Co., Ltd.	538,589	476,865
Taishin Financial Holding Co., Ltd.	9,499,016	4,373,410
Taisun Enterprise Co., Ltd.	1,604,000	1,017,363
Taiwan Cement Corp.	3,962,886	5,875,526
Taiwan Chinsan Electronic Industrial Co., Ltd.	77,654	90,131
Taiwan Cogeneration Corp.	698,000	619,131
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	45,764
Taiwan FU Hsing Industrial Co., Ltd.	690,000	1,038,571
Taiwan Land Development Corp. (a)	2,324,750	720,040
Taiwan Mobile Co., Ltd.	4,000	15,776
Taiwan Paiho, Ltd.	700,433	2,022,854
Taiwan Pulp & Paper Corp.	3,735,000	2,230,694
Taiwan Sakura Corp.	786,200	1,158,056
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	242,492	9,498,412
Taiwan Semiconductor Manufacturing Co., Ltd.	8,385,500	64,525,652
Taiwan Surface Mounting Technology Corp.	62,000	116,377
Taiwan TEA Corp.	1,461,913	760,151
Taiwan Union Technology Corp.	658,612	2,640,004
Taiyen Biotech Co., Ltd.	751,500	820,227
Tatung Co., Ltd. (a)	2,076,399	1,253,481
TCI Co., Ltd.	25,000	343,695
Teapo Electronic Corp.	69,000	95,637
TPK Holding Co., Ltd.	8,000	12,763
Transasia Airways Corp. (d)	361,784	—
Tripod Technology Corp.	771,320	2,731,699
TrueLight Corp. (a)	9,100	7,735
Tul Corp.	48,000	120,234

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Tung Thih Electronic Co., Ltd.	5,000	$9,900
Unimicron Technology Corp.	190,000	215,635
Uni-President Enterprises Corp.	1,524,993	4,060,494
United Microelectronics Corp. ADR	2,789,166	6,164,057
United Renewable Energy Co., Ltd. (a)	75,685	23,807
Unity Opto Technology Co., Ltd. (a)	12,759	3,553
Ve Wong Corp.	611,000	521,306
Via Technologies, Inc. (a)	91,000	104,010
Visual Photonics Epitaxy Co., Ltd.	754,151	1,940,040
Wafer Works Corp.	177,000	201,450
Walsin Lihwa Corp.	179,000	84,718
Walsin Technology Corp.	100,000	528,019
Wei Chuan Foods Corp. (a)	685,000	723,386
Wei Mon Industry Co., Ltd. (d)	240,450	—
Weikeng Industrial Co., Ltd.	787,165	506,876
Win Semiconductors Corp.	156,000	999,501
Winbond Electronics Corp.	711,670	348,279
Wistron Corp.	2,268,476	1,767,482
Wiwynn Corp.	21,733	247,352
Yageo Corp.	111,858	950,772
Young Optics, Inc. (a)	43,000	128,338
Yulon Finance Corp	9,000	33,323
Zeng Hsing Industrial Co., Ltd.	70,350	331,824
Zenitron Corp.	1,541,000	1,153,536
		367,044,118
THAILAND — 3.5%
Advanced Info Service PCL	1,225,642	8,712,479
Airports of Thailand PCL	2,055,100	4,925,405
Bangkok Dusit Medical Services PCL	605,100	513,006
Bangkok Expressway & Metro PCL	21,288,217	7,913,448
Bangkok Land PCL	8,186,500	459,143
Bank of Ayudhya PCL	283,600	356,032
Banpu PCL	2,562,860	1,253,539
Beauty Community PCL	606,400	80,675
BEC World PCL (a)	307,000	88,093
BTS Group Holdings PCL	382,500	149,670
Bumrungrad Hospital PCL	77,900	429,285
Central Pattana PCL	611,200	1,494,742
Central Plaza Hotel PCL	457,100	529,129
CH Karnchang PCL	76,648	73,730
Charoen Pokphand Foods PCL	229,500	211,409
CP ALL PCL	2,133,800	5,983,755
Electricity Generating PCL	814,473	8,631,409
Energy Absolute PCL	76,900	139,795
IRPC PCL	10,648,958	1,736,196
Jasmine International PCL	3,214,941	754,792
Kasikornbank PCL	685,200	4,233,974
Krung Thai Bank PCL	531,900	338,210
Land & Houses PCL	828,800	299,981
Minor International PCL	83,128	111,136
Security Description	Shares	Value
Pruksa Holding PCL	306,500	$212,878
PTT Exploration & Production PCL	1,249,233	5,499,192
PTT Global Chemical PCL	236,700	493,969
PTT PCL	5,836,226	9,277,444
Quality Houses PCL	2,862,683	289,372
Sansiri PCL	2,978,833	143,757
Siam Cement PCL	459,123	7,066,310
Siam Commercial Bank PCL	1,372,002	6,240,948
Siam Future Development PCL	2,479,875	525,611
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,001,266	741,134
Thai Airways International PCL (a)	758,400	262,136
Thai Beverage PCL	4,671,700	2,865,968
Thai Oil PCL	1,259,495	2,731,113
Thaicom PCL (a)	460,000	90,748
Tisco Financial Group PCL NVDR	36,400	110,977
Tisco Financial Group PCL	1,607,218	4,900,135
TMB Bank PCL	49,361,800	3,154,777
Total Access Communication PCL	77,400	133,764
True Corp. PCL	5,915,110	1,128,341
TTCL PCL (a)	77,200	22,404
U City PCL (a)	978,850	65,751
		95,375,762
TURKEY — 0.8%
Akbank T.A.S. (a)	1,476,513	1,735,873
Anadolu Efes Biracilik Ve Malt Sanayii A/S	258,925	890,390
Aselsan Elektronik Sanayi Ve Ticaret A/S	71,485	222,464
BIM Birlesik Magazalar A/S	47,196	649,924
Coca-Cola Icecek A/S	5,362	27,700
Dogan Sirketler Grubu Holding A/S	1,720,355	339,074
Eregli Demir ve Celik Fabrikalari TAS	1,537,286	2,091,708
Haci Omer Sabanci Holding A/S	642,557	954,281
KOC Holding A/S	964,534	2,924,953
Migros Ticaret A/S (a)	9,961	23,301
Tupras Turkiye Petrol Rafinerileri A/S	100,154	1,991,305
Turk Hava Yollari AO (a)	316,435	705,195
Turkcell Iletisim Hizmetleri A/S	553,863	1,225,700
Turkiye Garanti Bankasi A/S (a)	2,169,106	3,412,667
Turkiye Halk Bankasi A/S	123,307	122,369
Turkiye Is Bankasi A/S Class C (a)	1,504,795	1,573,999
Turkiye Vakiflar Bankasi TAO Class D	210,313	152,353
Ulker Biskuvi Sanayi A/S (a)	332,536	1,117,652
Yapi ve Kredi Bankasi A/S (a)	1,499,999	625,000
		20,785,908

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	1,324,030	$2,991,832
Agthia Group PJSC	54,596	53,509
Air Arabia PJSC (a)	2,509,634	710,567
Ajman Bank PJSC	1,056,359	261,706
Al Waha Capital PJSC	482,917	123,584
Aldar Properties PJSC	2,105,388	1,083,316
Arabtec Holding PJSC	342,651	139,928
Bank of Sharjah (a)(e)	399,611	100,742
DAMAC Properties Dubai Co. PJSC (a)	1,744,896	436,563
Depa, Ltd.	182,724	38,304
Deyaar Development PJSC (a)	1,610,766	135,943
DP World PLC	85,892	1,365,683
Dubai Financial Market PJSC (a)	992,374	190,740
Dubai Investments PJSC	860,679	288,209
DXB Entertainments PJSC (a)	2,294,370	121,803
Emaar Malls PJSC	512,526	283,252
Emaar Properties PJSC	1,818,052	2,187,711
Eshraq Properties Co. PJSC (a)	1,244,211	130,412
First Abu Dhabi Bank PJSC	906,898	3,668,923
Gulf General Investment Co. (a)(e)	638,957	20,700
Gulf Pharmaceutical Industries PSC	125,983	54,191
Invest bank PSC (a)(e)	70,222	47,603
National Central Cooling Co. PJSC	1,258,098	599,396
Orascom Construction PLC	4,756	27,109
RAK Properties PJSC (a)	1,897,802	222,168
Ras Al Khaimah Ceramics	144,887	57,984
SHUAA Capital PSC	2,607,884	687,266
Union Properties PJSC (a)	724,836	66,107
		16,095,251
UNITED KINGDOM — 0.0% (f)
Tiso Blackstar Group SE (a)	1,519	413
UNITED STATES — 0.0% (f)
Bizlink Holding, Inc.	29,000	200,744
Ideanomics, Inc. (a)(b)	82,751	203,567
IntelliEPI, Inc.	209,000	391,629
		795,940
TOTAL COMMON STOCKS (Cost $2,728,286,149)		2,723,910,396

PREFERRED STOCKS — 0.0% (f)
SOUTH AFRICA — 0.0% (f)
Zambezi Platinum RF, Ltd. Preference Shares 13.75% (Cost: $267,971)	57,747	296,899
Security Description	Shares	Value
WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	$11,281
SOUTH AFRICA — 0.0% (f)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a) (b)	335	5
THAILAND — 0.0% (f)
Minor International PCL (expiring 9/30/21) (a)	4,311	780
TTCL PCL (expiring 6/28/21) (a)	9,560	306
		1,086
TOTAL WARRANTS (Cost $0)		12,372
RIGHTS — 0.0% (f)
CHINA — 0.0% (f)
China International Marine Containers Group Co., Ltd. Class H (expiring 7/2/19) (a) (d)	771	—
INDONESIA — 0.0% (f)
Lippo Cikarang Tbk PT (a)	414,675	88
Lippo Karawaci Tbk PT (expiring 7/11/2019) (a)	18,096,330	23,057
		23,145
TOTAL RIGHTS (Cost $80,376)		23,145
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (h) (i)	28,591,149	28,591,149
State Street Navigator Securities Lending Portfolio III (j) (k)	36,697,787	36,697,787
TOTAL SHORT-TERM INVESTMENTS (Cost $65,288,936)		65,288,936
TOTAL INVESTMENTS — 101.6% (Cost $2,793,923,432)		2,789,531,748
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(43,583,685)
NET ASSETS — 100.0%		$2,745,948,063

See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $62,860, representing less than 0.05% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $1,141,983, representing less than 0.05% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
At June 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
MSCI Taiwan Stock Index	22	07/30/2019	$853,213	$850,300	$(2,913)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,635,637,876	$88,209,660	$62,860	$2,723,910,396
Preferred Stocks	296,899	—	—	296,899
Warrants	12,372	—	—	12,372
Rights	23,145	—	0(a)	23,145
Short-Term Investments	65,288,936	—	—	65,288,936
TOTAL INVESTMENTS	$2,701,259,228	$88,209,660	$62,860	$2,789,531,748
See accompanying notes to schedules of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$(2,913)	$—	$—	$(2,913)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,913)	$—	$—	$(2,913)
(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,996,511	$6,996,511	$275,099,554	$253,504,916	$—	$—	28,591,149	$28,591,149	$210,186
State Street Navigator Securities Lending Government Money Market Portfolio	23,721,708	23,721,708	125,349,435	149,071,143	—	—	—	—	247,459
State Street Navigator Securities Lending Portfolio III	—	—	104,859,157	68,161,370	—	—	36,697,787	36,697,787	124,435
Total		$30,718,219	$505,308,146	$470,737,429	$—	$—		$65,288,936	$582,080
See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
BRAZIL — 1.3%
Ultrapar Participacoes SA	1,111,956	$5,831,557
CHILE — 0.3%
Aguas Andinas SA Class A	2,203,930	1,298,434
Banco de Chile ADR (a)	24	713
		1,299,147
CHINA — 11.3%
China Communications Construction Co., Ltd. Class H	7,177,000	6,421,405
China Lesso Group Holdings, Ltd.	1,841,000	1,479,869
China Merchants Port Holdings Co., Ltd.	1,615,812	2,746,622
China Overseas Land & Investment, Ltd.	2,730,000	10,063,872
China Telecom Corp., Ltd. Class H	16,762,000	8,431,957
China Zhongwang Holdings, Ltd. (a)	1,100,000	554,752
CITIC, Ltd.	5,070,000	7,307,290
Jiangsu Expressway Co., Ltd. Class H	1,538,000	2,189,128
Longfor Group Holdings, Ltd.	2,691,500	10,145,878
Zhejiang Expressway Co., Ltd. Class H	1,868,000	1,967,826
		51,308,599
COLOMBIA — 0.1%
Grupo Aval Acciones y Valores SA Preference Shares	1,566,274	627,584
HONG KONG — 9.8%
China Mobile, Ltd.	1,249,500	11,379,446
China Resources Land, Ltd.	2,566,000	11,298,611
China State Construction International Holdings, Ltd.	4,924,000	5,054,782
Guangdong Investment, Ltd.	4,594,000	9,090,975
Lee & Man Paper Manufacturing, Ltd.	2,757,000	1,930,341
Shanghai Industrial Holdings, Ltd.	644,000	1,396,398
Shenzhen International Holdings, Ltd.	1,000,250	1,984,496
Yuexiu Property Co., Ltd.	6,536,000	1,480,796
Yuexiu Transport Infrastructure, Ltd.	1,130,000	922,803
		44,538,648
INDIA — 2.0%
Infosys, Ltd. ADR (a)	830,051	8,881,546
INDONESIA — 3.4%
Bank Rakyat Indonesia Persero Tbk PT	15,741,600	4,858,140
Telekomunikasi Indonesia Persero Tbk PT	35,973,400	10,541,842
		15,399,982
Security Description	Shares	Value
MALAYSIA — 4.1%
Alliance Bank Malaysia Bhd	210,000	$191,071
Astro Malaysia Holdings Bhd	2,670,800	937,123
Gamuda Bhd	3,160,900	2,875,979
Malayan Banking Bhd	3,848,171	8,269,028
Petronas Gas Bhd	453,300	1,904,244
Telekom Malaysia Bhd	3,930,700	3,804,670
Westports Holdings Bhd	394,700	376,314
		18,358,429
MEXICO — 1.9%
Grupo Aeroportuario del Centro Norte SAB de CV	806,478	4,920,730
Kimberly-Clark de Mexico SAB de CV Class A (b)	2,010,844	3,735,599
		8,656,329
POLAND — 0.8%
Asseco Poland SA	51,363	734,111
Polskie Gornictwo Naftowe i Gazownictwo SA	2,115,502	3,012,259
		3,746,370
QATAR — 0.7%
Doha Bank QPSC	1,326,610	976,400
Qatar Electricity & Water Co. QSC	169,960	777,627
Qatar Islamic Bank SAQ	346,507	1,580,633
		3,334,660
RUSSIA — 7.7%
Gazprom PJSC ADR (c)	664,161	4,865,644
Gazprom PJSC ADR (c)	2,121,664	15,530,580
LUKOIL PJSC ADR	56,024	4,729,546
LUKOIL PJSC	113,131	9,548,203
		34,673,973
SOUTH AFRICA — 18.6%
Absa Group, Ltd.	740,372	9,240,703
AECI, Ltd.	84,661	549,287
AVI, Ltd.	557,390	3,611,251
FirstRand, Ltd.	1,247,441	6,064,149
Foschini Group, Ltd.	720,105	9,207,335
JSE, Ltd.	58,710	582,884
Liberty Holdings, Ltd.	137,727	1,031,982
Nedbank Group, Ltd.	372,365	6,686,132
Reunert, Ltd.	167,496	802,128
RMB Holdings, Ltd.	1,100,847	6,588,883
Sanlam, Ltd.	867,605	4,808,936
SPAR Group, Ltd.	351,317	4,654,662
Standard Bank Group, Ltd.	577,049	8,048,097
Tiger Brands, Ltd. (a)	317,787	5,041,323
Truworths International, Ltd.	1,636,337	8,122,939
Tsogo Sun Holdings, Ltd.	448,402	484,295
Tsogo Sun Hotels, Ltd. (b)	448,402	133,555
Vodacom Group, Ltd. (a)	899,089	7,630,102

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Vukile Property Fund, Ltd. REIT (a)	707,374	$962,646
		84,251,289
TAIWAN — 16.8%
Asustek Computer, Inc.	761,000	5,463,803
Cheng Shin Rubber Industry Co., Ltd.	1,733,000	2,237,425
Chin-Poon Industrial Co., Ltd.	379,000	424,033
CTCI Corp.	403,000	600,098
Formosa Taffeta Co., Ltd.	753,000	947,932
Fubon Financial Holding Co., Ltd. (b)	5,412,000	7,989,189
Hotai Motor Co., Ltd.	127,000	2,077,174
Hua Nan Financial Holdings Co., Ltd.	3,458,235	2,321,486
Huaku Development Co., Ltd.	258,000	707,725
Lite-On Technology Corp.	3,316,000	4,857,709
Mega Financial Holding Co., Ltd.	10,053,000	10,001,375
Phison Electronics Corp.	462,000	4,209,533
Pou Chen Corp.	1,974,000	2,446,884
Sercomm Corp.	1,031,000	2,233,980
Simplo Technology Co., Ltd.	597,800	4,821,356
Sinbon Electronics Co., Ltd.	349,000	1,275,342
Taiwan Hon Chuan Enterprise Co., Ltd.	150,000	267,068
Taiwan Mobile Co., Ltd.	1,960,200	7,731,113
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	295,868	11,589,150
TTY Biopharm Co., Ltd.	273,000	743,599
Wistron NeWeb Corp.	1,372,616	3,234,936
		76,180,910
THAILAND — 17.1%
Bangkok Bank PCL	458,901	2,977,787
Bangkok Bank PCL NVDR	277,000	1,779,376
Electricity Generating PCL	17,200	182,278
Electricity Generating PCL NVDR	331,800	3,516,263
Land & Houses PCL NVDR	15,821,889	5,726,680
Major Cineplex Group PCL	583,200	556,244
Pruksa Holding PCL NVDR	37,000	25,698
PTT Global Chemical PCL NVDR	5,926,800	12,368,638
PTT PCL NVDR	8,190,930	13,020,554
Ratch Group PCL NVDR	9,900	21,548
Ratch Group PCL	536,700	1,168,166
Siam Cement PCL	174,386	2,683,955
Siam Cement PCL NVDR	765,900	11,787,880
Siam Commercial Bank PCL NVDR	1,584,900	7,209,376
Thai Beverage PCL	8,336,300	5,114,105
Thai Union Group PCL NVDR	5,547,200	3,310,141
Thanachart Capital PCL NVDR	878,900	1,590,575
Thanachart Capital PCL	247,200	447,366
Security Description	Shares	Value
Tisco Financial Group PCL NVDR	1,086,300	$3,311,944
Tisco Financial Group PCL	211,500	644,828
		77,443,402
TURKEY — 0.2%
Enka Insaat ve Sanayi A/S	1,096,946	1,037,395
UNITED ARAB EMIRATES — 2.9%
Air Arabia PJSC (b)	1,318,270	373,249
Dubai Investments PJSC	3,934,847	1,317,633
Emirates Telecommunications Group Co. PJSC	841,308	3,820,431
First Abu Dhabi Bank PJSC	1,836,044	7,427,852
		12,939,165
TOTAL COMMON STOCKS (Cost $428,800,417)		448,508,985

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	197,596	197,596
State Street Navigator Securities Lending Portfolio III (f) (g)	4,235,795	4,235,795
TOTAL SHORT-TERM INVESTMENTS (Cost $4,433,391)		4,433,391
TOTAL INVESTMENTS — 100.0% (Cost $433,233,808)		452,942,376
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (h)		(34,496)
NET ASSETS — 100.0%		$452,907,880
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
(h)	Amount is less than 0.05% of net assets.
ADR	= American Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$442,826,148	$5,682,837	$—	$448,508,985
Short-Term Investments	4,433,391	—	—	4,433,391
TOTAL INVESTMENTS	$447,259,539	$5,682,837	$—	$452,942,376
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,312,188	$1,312,188	$46,044,062	$47,158,654	$—	$—	197,596	$197,596	$13,156
State Street Navigator Securities Lending Government Money Market Portfolio	5,021,748	5,021,748	86,024,246	91,045,994	—	—	—	—	57,245
State Street Navigator Securities Lending Portfolio III	—	—	45,172,535	40,936,740	—	—	4,235,795	4,235,795	15,556
Total		$6,333,936	$177,240,843	$179,141,388	$—	$—		$4,433,391	$85,957
See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.0% (a)
Globant SA (b)	9,800	$990,290
AUSTRALIA — 6.1%
88 Energy, Ltd. (b)	8,485,045	101,224
Abacus Property Group REIT	71,992	207,133
AGL Energy, Ltd.	164,198	2,305,671
Alumina, Ltd.	1,616,686	2,643,407
AMP, Ltd.	908,985	1,352,306
Ansell, Ltd.	143,217	2,698,493
APA Group	451,964	3,425,390
Aristocrat Leisure, Ltd.	240,469	5,183,973
ASX, Ltd.	49,965	2,888,134
Atlassian Corp. PLC Class A (b)	28,233	3,694,006
Aurizon Holdings, Ltd.	537,431	2,036,568
Australia & New Zealand Banking Group, Ltd.	673,524	13,333,328
Bendigo & Adelaide Bank, Ltd.	140,829	1,144,414
BHP Group PLC	459,923	11,794,683
BHP Group, Ltd.	646,028	18,659,891
BlueScope Steel, Ltd.	206,724	1,748,076
Boral, Ltd.	167,316	601,160
Brambles, Ltd.	653,861	5,909,948
BWP Trust REIT	996,989	2,574,664
Caltex Australia, Ltd.	65,907	1,144,693
carsales.com, Ltd.	88,595	841,181
Challenger, Ltd.	162,439	756,904
CIMIC Group, Ltd.	29,021	911,763
Coca-Cola Amatil, Ltd.	154,277	1,106,457
Cochlear, Ltd.	13,429	1,949,219
Coles Group, Ltd. (b)	288,669	2,704,356
Commonwealth Bank of Australia	412,108	23,939,709
Computershare, Ltd.	118,273	1,345,399
CSL, Ltd.	124,466	18,778,962
CSR, Ltd.	576,394	1,581,534
Dexus REIT	267,824	2,439,532
Domain Holdings Australia, Ltd. (c)	39,417	87,962
Evolution Mining, Ltd.	355,717	1,088,362
Flight Centre Travel Group, Ltd.	13,523	394,300
Fortescue Metals Group, Ltd.	418,452	2,648,711
Goodman Group REIT	386,538	4,076,933
GPT Group REIT	430,538	1,858,100
GWA Group, Ltd.	535,625	1,285,492
Harvey Norman Holdings, Ltd. (c)	142,897	408,131
Iluka Resources, Ltd.	132,155	998,807
Incitec Pivot, Ltd.	408,979	978,673
Infigen Energy (c)	383,243	127,747
Ingenia Communities Group REIT	359,897	818,287
Insurance Australia Group, Ltd.	1,014,414	5,880,005
LendLease Group	137,814	1,257,242
Macquarie Group, Ltd.	95,794	8,429,146
Magellan Financial Group, Ltd.	33,139	1,186,020
Security Description	Shares	Value
Medibank Pvt, Ltd.	672,213	$1,646,322
Mineral Resources, Ltd.	36,719	385,998
Mirvac Group REIT	439,963	966,369
National Australia Bank, Ltd.	619,863	11,622,901
Newcrest Mining, Ltd.	212,615	4,767,022
nib holdings, Ltd.	106,925	575,515
Nine Entertainment Co. Holdings, Ltd.	117,264	154,294
Northern Star Resources, Ltd.	178,099	1,456,028
Oil Search, Ltd.	285,490	1,416,422
Orica, Ltd.	74,526	1,060,093
Origin Energy, Ltd.	549,573	2,819,195
Orora, Ltd.	460,368	1,046,725
OZ Minerals, Ltd.	116,978	823,356
Perpetual, Ltd.	73,956	2,192,198
Qantas Airways, Ltd.	247,185	936,695
QBE Insurance Group, Ltd.	329,832	2,738,167
Ramsay Health Care, Ltd.	31,477	1,595,708
REA Group, Ltd.	12,654	852,830
Santos, Ltd.	612,588	3,043,576
Scentre Group REIT	1,276,060	3,438,624
SEEK, Ltd.	86,503	1,284,485
Sonic Healthcare, Ltd.	149,426	2,841,697
South32, Ltd. (d)	432,200	957,106
South32, Ltd. (d)	772,197	1,723,208
Stockland REIT	607,744	1,778,440
Suncorp Group, Ltd.	314,069	2,968,760
Sydney Airport	271,081	1,529,458
Tabcorp Holdings, Ltd.	752,542	2,350,029
Telstra Corp., Ltd.	1,058,640	2,860,167
TPG Telecom, Ltd.	57,376	259,298
Transurban Group Stapled Security	527,196	5,453,207
Treasury Wine Estates, Ltd.	305,667	3,200,367
Vicinity Centres REIT	797,412	1,370,980
Wesfarmers, Ltd.	288,678	7,325,285
Westpac Banking Corp.	806,961	16,059,838
Woodside Petroleum, Ltd.	249,052	6,354,718
Woolworths Group, Ltd.	394,117	9,190,474
WorleyParsons, Ltd. (c)	224,169	2,314,039
		284,685,690
AUSTRIA — 0.2%
ams AG (b)	14,908	585,158
ANDRITZ AG	8,664	326,583
Erste Group Bank AG	86,152	3,202,308
OMV AG	85,451	4,169,804
Raiffeisen Bank International AG	32,251	757,687
Voestalpine AG	76,103	2,354,719
		11,396,259
BELGIUM — 1.1%
Ackermans & van Haaren NV	5,485	823,890
Aedifica SA REIT	24,053	2,298,153
Ageas	112,721	5,867,643
Anheuser-Busch InBev SA	236,831	20,993,700

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Bekaert SA (c)	23,695	$636,280
Celyad SA (b)(c)	6,157	71,518
Colruyt SA	15,041	873,564
Euronav NV (c)	43,949	411,654
Galapagos NV (b)(c)	10,311	1,332,149
Gimv NV	4,686	296,171
Groupe Bruxelles Lambert SA	19,665	1,932,198
KBC Group NV	82,419	5,410,021
Proximus SADP	34,630	1,022,198
Solvay SA	18,080	1,875,705
UCB SA	56,968	4,730,698
Umicore SA (c)	48,008	1,541,737
		50,117,279
BERMUDA — 0.0% (a)
China Eco Farming, Ltd.	14,000	163
CANADA — 8.7%
AGF Management, Ltd. Class B	161,806	643,880
Agnico Eagle Mines, Ltd. (c)	55,521	2,852,634
Aimia, Inc. (b)	104,016	304,068
Air Canada (b)	64,141	1,948,159
Alamos Gold, Inc. Class A	93,253	563,764
Algonquin Power & Utilities Corp. (c)	64,911	788,320
Alimentation Couche-Tard, Inc. Class B	102,387	6,457,021
AltaGas, Ltd. (c)	35,408	536,776
Aphria, Inc. (b)(c)	22,772	160,498
ARC Resources, Ltd. (c)	90,656	444,695
Atco, Ltd. Class I	18,080	610,715
Athabasca Oil Corp. (b)(c)	83,228	47,131
Aurora Cannabis, Inc. (b)(c)	243,117	1,908,843
B2Gold Corp. (b)	269,995	822,330
Badger Daylighting, Ltd.	15,792	577,419
Bank of Montreal	146,720	11,106,595
Bank of Nova Scotia	291,027	15,665,459
Barrick Gold Corp.	293,111	4,636,391
Barrick Gold Corp. (e)	215,122	3,402,772
Bausch Health Cos., Inc. (b)	81,689	2,065,433
BCE, Inc.	66,563	3,034,875
BlackBerry, Ltd. (b)	157,050	1,172,993
Bombardier, Inc. Class B (b)(c)	583,519	982,393
Brookfield Asset Management, Inc. Class A	256,220	12,284,050
CAE, Inc.	70,006	1,886,291
Cameco Corp.	162,257	1,743,324
Canadian Imperial Bank of Commerce (c)	107,867	8,500,588
Canadian National Railway Co.	190,376	17,657,219
Canadian Natural Resources, Ltd.	317,250	8,572,487
Canadian Pacific Railway, Ltd. (c)	48,358	11,413,857
Canadian Solar, Inc. (b)	11,016	240,479
Canadian Tire Corp., Ltd. Class A (c)	20,429	2,230,579
Security Description	Shares	Value
Canadian Utilities, Ltd. Class A (c)	28,343	$801,651
Canadian Western Bank (c)	107,766	2,463,341
Canopy Growth Corp. (b)(c)	41,738	1,688,684
CCL Industries, Inc. Class B	29,184	1,434,243
Cenovus Energy, Inc.	186,927	1,652,196
CES Energy Solutions Corp. (c)	76,103	140,937
CGI, Inc. (b)	103,205	7,951,543
CI Financial Corp.	58,594	956,875
Cineplex, Inc. (c)	15,041	264,620
Constellation Software, Inc.	4,757	4,493,076
Crescent Point Energy Corp.	172,843	572,726
CT Real Estate Investment Trust	70,749	769,888
Detour Gold Corp. (b)	46,812	591,800
Dollarama, Inc.	82,770	2,918,090
ECN Capital Corp.	7,169	23,151
eCobalt Solutions, Inc. (b)(c)	277,814	46,772
Eldorado Gold Corp. (b)(c)	25,191	146,703
Element Fleet Management Corp. (c)	93,566	684,516
Emera, Inc. (c)	35,432	1,450,902
Empire Co., Ltd. Class A	39,162	988,378
Enbridge, Inc. (c)	470,158	17,018,154
Encana Corp. (c)	229,202	1,178,678
Enerplus Corp. (c)	37,848	285,290
Exchange Income Corp. (c)	34,611	1,011,777
Fairfax Financial Holdings, Ltd.	9,376	4,611,837
Finning International, Inc.	33,826	617,889
Firm Capital Mortgage Investment Corp.	141,366	1,463,694
First Capital Realty, Inc.	32,587	545,132
First Majestic Silver Corp. (b)(c)	66,716	527,908
First Quantum Minerals, Ltd.	162,553	1,547,472
Fortis, Inc.	98,450	3,895,810
Franco-Nevada Corp.	41,369	3,518,779
George Weston, Ltd.	17,336	1,318,292
Gildan Activewear, Inc.	56,307	2,183,768
Gran Tierra Energy, Inc. (b)	121,363	190,392
Great-West Lifeco, Inc.	73,731	1,701,159
H&R Real Estate Investment Trust	32,587	569,571
Home Capital Group, Inc. (b)	14,008	207,855
Husky Energy, Inc.	145,172	1,378,676
Hydro One, Ltd. (f)	40,471	707,371
iA Financial Corp., Inc.	22,729	927,771
IAMGOLD Corp. (b)(c)	205,160	695,511
Imperial Oil, Ltd.	60,095	1,667,530
Innergex Renewable Energy, Inc. (c)	122,815	1,310,152
Intact Financial Corp.	34,155	3,163,144
Inter Pipeline, Ltd. (c)	81,686	1,273,345
International Petroleum Corp. (b)(c)	18,099	80,369
K-Bro Linen, Inc. (c)	33,790	1,034,322
Keyera Corp.	41,747	1,076,621
Kinross Gold Corp. (b)	266,554	1,032,151
Kirkland Lake Gold, Ltd.	43,884	1,894,728

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Linamar Corp. (c)	11,890	$444,755
Loblaw Cos., Ltd.	46,112	2,366,030
Lundin Mining Corp.	179,317	989,382
Magna International, Inc.	95,345	4,754,299
Manulife Financial Corp.	504,971	9,197,100
Maple Leaf Foods, Inc.	18,073	396,659
Methanex Corp.	20,437	929,772
Metro, Inc.	59,597	2,241,130
National Bank of Canada	90,946	4,329,635
New Gold, Inc. (b)(c)	145,200	141,117
Nutrien, Ltd. (c)	204,048	10,938,253
Obsidian Energy, Ltd. (b)(c)	17,698	21,128
Onex Corp.	19,705	1,191,121
Open Text Corp.	53,066	2,194,518
Pan American Silver Corp.	42,981	556,853
Parex Resources, Inc. (b)	88,414	1,421,525
Pembina Pipeline Corp.	95,587	3,565,997
Pengrowth Energy Corp. (b)(c)	111,665	41,872
Peyto Exploration & Development Corp. (c)	32,247	96,735
Power Corp. of Canada	73,888	1,595,087
Power Financial Corp. (c)	76,394	1,760,847
PrairieSky Royalty, Ltd. (c)	49,936	703,136
Precision Drilling Corp. (b)	75,179	141,527
Premium Brands Holdings Corp.	6,959	476,679
Quebecor, Inc. Class B	40,084	956,740
Restaurant Brands International, Inc.	55,505	3,868,254
RioCan Real Estate Investment Trust	37,823	752,263
Ritchie Bros Auctioneers, Inc. (c)	25,951	864,868
Rogers Communications, Inc. Class B (c)	137,035	7,351,179
Royal Bank of Canada	344,144	27,407,741
Russel Metals, Inc.	14,229	240,643
Saputo, Inc.	63,675	1,910,128
Secure Energy Services, Inc.	41,693	227,808
SEMAFO, Inc. (b)	111,989	442,214
Seven Generations Energy, Ltd. Class A (b)	42,348	208,054
Shaw Communications, Inc. Class B	198,119	4,051,073
Sherritt International Corp. (b)(c)	147,255	21,974
Shopify, Inc. Class A (b)	21,912	6,599,675
SmartCentres Real Estate Investment Trust	16,271	413,514
SNC-Lavalin Group, Inc. (c)	48,313	979,015
Stantec, Inc. (c)	18,849	453,357
Stars Group, Inc. (b)(c)	44,515	761,362
Sun Life Financial, Inc.	187,801	7,793,724
Suncor Energy, Inc.	467,633	14,618,564
TC Energy Corp.	215,434	10,702,870
Teck Resources, Ltd. Class B	142,793	3,302,242
TELUS Corp.	114,271	4,233,296
Thomson Reuters Corp.	60,888	3,936,345
Security Description	Shares	Value
TMX Group, Ltd.	11,847	$825,913
Toromont Industries, Ltd.	18,849	895,318
Toronto-Dominion Bank	478,157	27,999,674
Tourmaline Oil Corp. (c)	30,732	392,278
Turquoise Hill Resources, Ltd. (b)(c)	231,314	288,534
Vermilion Energy, Inc. (c)	26,877	585,154
Waste Connections, Inc. (c)	62,489	5,982,303
West Fraser Timber Co., Ltd.	10,161	464,214
WestJet Airlines, Ltd.	26,734	628,891
Wheaton Precious Metals Corp.	96,913	2,348,754
Whitecap Resources, Inc. (c)	87,653	285,078
Yamana Gold, Inc. (c)	284,018	721,592
		407,947,041
CHILE — 0.0% (a)
Antofagasta PLC	83,532	988,269
CHINA — 0.3%
Alcon, Inc. (b)	125,512	7,759,860
Alibaba Health Information Technology, Ltd. (b)	846,000	809,994
BOC Hong Kong Holdings, Ltd.	795,500	3,131,088
CKH Food & Health, Ltd. (b)(c)	366,430	134,557
ENN Energy Holdings, Ltd.	64,400	626,483
Fosun International, Ltd.	427,000	567,329
HC Group, Inc. (b)(c)	354,500	144,750
		13,174,061
DENMARK — 1.5%
Ambu A/S Class B (c)	83,064	1,347,857
AP Moller - Maersk A/S Class A	782	909,191
AP Moller - Maersk A/S Class B	1,565	1,944,191
Ascendis Pharma A/S ADR (b)	8,400	967,260
Bavarian Nordic A/S (b)(c)	9,537	235,587
Carlsberg A/S Class B	25,176	3,342,715
Chr. Hansen Holding A/S	23,580	2,217,686
Coloplast A/S Class B	21,205	2,400,041
Danske Bank A/S	243,481	3,854,311
DSV A/S	42,769	4,206,423
FLSmidth & Co. A/S	44,676	2,023,849
Genmab A/S (b)	13,307	2,450,648
GN Store Nord A/S	34,721	1,622,680
H&H International A/S Class B (b)	22,168	354,472
ISS A/S	43,603	1,317,936
Jyske Bank A/S	11,732	407,237
NNIT A/S (f)	2,298	44,389
Novo Nordisk A/S Class B	457,091	23,328,798
Novozymes A/S Class B	53,096	2,479,812
Orsted A/S (f)	49,076	4,250,158
Pandora A/S	29,878	1,064,466
SimCorp A/S	9,487	919,171
Vestas Wind Systems A/S	65,729	5,686,351
Zealand Pharma A/S (b)	23,394	509,357
		67,884,586

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
FINLAND — 1.0%
Caverion Oyj (c)	63,578	$498,854
Elisa Oyj	37,023	1,809,163
Fortum Oyj	109,136	2,415,462
Huhtamaki Oyj (c)	22,592	930,316
Kemira Oyj	23,997	353,622
Kesko Oyj Class B	18,145	1,010,860
Kone Oyj Class B	93,259	5,511,956
Konecranes Oyj	16,584	633,998
Metsa Board Oyj	46,715	251,206
Metso Oyj	30,687	1,207,397
Neste Oyj	92,104	3,129,860
Nokia Oyj (d)	962,172	4,783,922
Nokia Oyj (d)	516,756	2,578,434
Nokian Renkaat Oyj	26,868	840,202
Nordea Bank Abp	778,410	5,656,313
Orion Oyj Class B	24,399	895,530
Sampo Oyj Class A	109,628	5,181,043
Sanoma Oyj	19,037	183,949
Stora Enso Oyj Class R	136,529	1,606,878
Tikkurila Oyj	8,651	145,806
UPM-Kymmene Oyj	125,243	3,333,188
Valmet Oyj	32,013	799,125
Wartsila OYJ Abp	109,145	1,585,375
YIT Oyj (c)	30,323	186,817
		45,529,276
FRANCE — 8.5%
Accor SA	85,733	3,685,637
Adevinta ASA Class A (b)	16,622	184,818
Adevinta ASA Class B (b)	16,462	181,494
Adocia (b)	7,095	147,537
Aeroports de Paris	7,842	1,386,009
Air Liquide SA	96,661	13,545,047
Airbus SE	143,993	20,444,938
Albioma SA	75,676	2,007,991
Alstom SA	76,312	3,545,689
Arkema SA	10,315	960,647
Atos SE	20,829	1,743,900
AXA SA	349,872	9,203,834
BioMerieux	10,122	839,737
BNP Paribas SA (c)	266,043	12,653,537
Bollore SA	130,240	575,471
Bourbon Corp. (b)(c)	94,034	224,881
Bouygues SA	78,459	2,910,102
Bureau Veritas SA	56,034	1,385,987
Capgemini SE	37,859	4,714,499
Carrefour SA (c)	228,145	4,411,601
Casino Guichard Perrachon SA (c)	33,832	1,155,837
CGG SA (b)	39,819	74,934
Christian Dior SE	713	374,316
Cie de Saint-Gobain	159,315	6,218,444
Cie Generale des Etablissements Michelin SCA	37,070	4,709,120
Cie Plastic Omnium SA	17,345	452,925
CNP Assurances	37,516	852,756
Security Description	Shares	Value
Covivio REIT	13,302	$1,394,403
Credit Agricole SA	290,202	3,484,934
Danone SA	129,165	10,958,440
Dassault Systemes SE	24,497	3,913,976
Edenred	94,820	4,844,030
Eiffage SA	12,657	1,253,135
Electricite de France SA	101,696	1,283,770
Elis SA	44,382	806,149
Engie SA	394,637	5,995,166
EssilorLuxottica SA	57,971	7,575,497
Eurazeo SE	12,213	852,571
Eutelsat Communications SA	20,529	384,341
Faurecia SA	13,409	623,176
Gecina SA REIT	10,338	1,549,316
Getlink SE	98,530	1,580,983
Groupe Fnac SA (b)(d)	8,140	605,320
Groupe Fnac SA (b)(d)	1,233	91,761
Hermes International	8,657	6,252,321
ICADE REIT	10,709	982,950
Iliad SA (c)	5,480	616,324
Ingenico Group SA	12,718	1,126,508
Ipsen SA	8,621	1,178,112
Kering SA	18,139	10,743,550
Klepierre SA REIT (c)	45,987	1,543,868
Lagardere SCA	75,199	1,961,079
Legrand SA	66,022	4,834,452
L'Oreal SA	54,386	15,514,667
LVMH Moet Hennessy Louis Vuitton SE	61,114	26,050,025
Nanobiotix (b)(c)	20,337	225,345
Natixis SA	113,244	456,398
Nexans SA	23,597	793,270
Orange SA	505,016	7,973,934
Orpea	11,027	1,332,356
Pernod Ricard SA (c)	50,664	9,349,667
Peugeot SA	145,926	3,601,133
Publicis Groupe SA	81,131	4,289,761
Renault SA	58,206	3,664,899
Rexel SA	71,461	908,606
Rubis SCA	21,875	1,233,606
Safran SA	82,742	12,141,100
Sanofi	291,028	25,158,305
Schneider Electric SE	145,192	13,187,894
SCOR SE	44,334	1,946,801
SEB SA	6,310	1,136,080
Societe BIC SA (c)	6,356	485,322
Societe Generale SA	221,363	5,601,401
Sodexo SA	24,396	2,856,008
SOITEC (b)	4,925	540,107
Suez (c)	94,247	1,361,999
Technicolor SA (b)(c)	114,778	106,397
Teleperformance	14,092	2,827,653
Television Francaise 1	28,468	300,203
Thales SA	24,446	3,024,720
TOTAL SA	636,870	35,737,572
Ubisoft Entertainment SA (b)	38,370	3,008,017

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Unibail-Rodamco-Westfield	176,833	$1,274,430
Unibail-Rodamco-Westfield REIT (d)	480	72,018
Unibail-Rodamco-Westfield REIT (c)(d)	23,110	3,467,354
Valeo SA (c)	92,888	3,025,334
Vallourec SA (b)(c)	120,476	346,700
Veolia Environnement SA	207,534	5,062,399
Vinci SA	113,828	11,674,241
Vivendi SA	290,272	8,002,903
Wendel SA	7,049	962,486
Worldline SA (b)(f)	8,114	591,375
		394,320,306
GERMANY — 7.0%
1&1 Drillisch AG	10,296	343,780
Aareal Bank AG	11,892	313,782
adidas AG	48,029	14,849,813
ADO Properties SA (f)	10,265	425,274
AIXTRON SE (b)	26,825	256,423
Allianz SE	77,488	18,707,594
alstria office REIT-AG	37,349	605,671
AURELIUS Equity Opportunities SE & Co. KGaA	12,315	585,656
Aurubis AG	7,034	343,082
Axel Springer SE	14,962	1,055,549
BASF SE	218,398	15,897,654
Bayer AG	218,995	15,197,924
Bayerische Motoren Werke AG	76,535	5,673,120
Bayerische Motoren Werke AG Preference Shares	10,313	641,247
Bechtle AG	6,336	728,759
Beiersdorf AG	20,082	2,413,864
Bilfinger SE	29,950	970,687
Brenntag AG	37,775	1,863,118
CANCOM SE	12,979	690,545
Carl Zeiss Meditec AG	8,655	855,036
CECONOMY AG (b)	39,401	242,028
Commerzbank AG	222,683	1,602,445
CompuGroup Medical SE	9,672	782,028
Continental AG	25,082	3,662,398
Covestro AG (f)	43,833	2,231,791
CTS Eventim AG & Co. KGaA	11,125	518,422
Daimler AG	235,240	13,106,587
Delivery Hero SE (b)(f)	27,293	1,239,832
Deutsche Bank AG	492,848	3,805,312
Deutsche Boerse AG	56,335	7,980,798
Deutsche EuroShop AG	15,031	415,951
Deutsche Lufthansa AG	44,563	764,778
Deutsche Pfandbriefbank AG (f)	49,988	602,281
Deutsche Post AG	288,356	9,490,180
Deutsche Telekom AG	663,620	11,496,176
Deutsche Wohnen SE	83,671	3,074,833
Deutz AG	28,765	280,733
DMG Mori AG	17,336	860,762
Duerr AG	11,158	380,821
Security Description	Shares	Value
DWS Group GmbH & Co. KGaA (f)	8,095	$283,748
E.ON SE	491,582	5,346,781
Evonik Industries AG	29,243	852,863
Evotec SE (b)	28,320	792,725
Fielmann AG	6,232	452,789
Fraport AG Frankfurt Airport Services Worldwide	12,588	1,083,743
Freenet AG	31,464	630,450
Fresenius Medical Care AG & Co. KGaA	52,377	4,118,025
Fresenius SE & Co. KGaA	96,493	5,239,377
Fuchs Petrolub SE Preference Shares	16,622	654,570
Fuchs Petrolub SE	13,090	467,331
GEA Group AG	42,868	1,220,452
Gerresheimer AG	10,228	754,185
GRENKE AG	6,234	670,172
Hamborner REIT AG	113,448	1,164,044
Hannover Rueck SE	14,286	2,313,438
HeidelbergCement AG	34,609	2,804,611
Hella GmbH & Co. KGaA	10,326	511,292
Henkel AG & Co. KGaA Preference Shares	48,144	4,716,168
Henkel AG & Co. KGaA	30,225	2,779,435
HOCHTIEF AG	3,939	480,422
HUGO BOSS AG	15,774	1,050,861
Hypoport AG (b)	1,006	275,525
Infineon Technologies AG	275,158	4,872,593
Jenoptik AG	12,121	392,707
Jungheinrich AG Preference Shares	11,125	343,334
K+S AG	51,404	958,867
KION Group AG	18,255	1,152,531
Krones AG	3,866	312,365
Lanxess AG	22,120	1,316,443
LEG Immobilien AG	14,198	1,603,934
Leoni AG (b)	7,848	129,904
Merck KGaA	50,659	5,305,217
METRO AG	39,401	721,283
MorphoSys AG (b)	5,466	525,675
MTU Aero Engines AG	12,544	2,992,731
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	35,818	9,002,254
Nemetschek SE	12,513	754,527
Nordex SE (b)	14,772	203,887
Norma Group SE	11,856	491,999
OSRAM Licht AG	18,968	625,558
Pfeiffer Vacuum Technology AG	1,526	224,177
Porsche Automobil Holding SE Preference Shares	42,530	2,767,472
ProSiebenSat.1 Media SE	53,954	848,833
Puma SE	22,380	1,494,775
QIAGEN NV (b)	56,284	2,287,595
Rational AG	786	541,981
Rheinmetall AG	10,263	1,258,160

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Rocket Internet SE (b)(f)	18,671	$539,218
RWE AG	131,062	3,234,322
Salzgitter AG	24,514	702,939
SAP SE	253,088	34,805,051
Sartorius AG Preference Shares	11,090	2,277,062
Schaeffler AG Preference Shares	39,654	295,514
Scout24 AG (f)	17,568	934,701
Siemens AG	198,043	23,590,590
Siemens Healthineers AG (f)	33,043	1,396,426
Siltronic AG	4,763	348,445
Sixt SE	2,743	294,255
Sixt SE Preference Shares	3,943	287,828
Software AG	11,916	409,812
Stabilus SA	5,585	259,496
Stroeer SE & Co. KGaA	9,827	739,165
Suedzucker AG	16,524	280,193
Symrise AG	29,880	2,880,075
TAG Immobilien AG (b)	34,707	803,135
Talanx AG (b)	15,401	668,223
Telefonica Deutschland Holding AG	123,630	345,921
ThyssenKrupp AG	125,964	1,839,719
TLG Immobilien AG	20,708	607,244
TUI AG	115,856	1,138,903
Uniper SE	49,119	1,489,595
United Internet AG	29,921	986,784
Volkswagen AG	9,422	1,621,806
Volkswagen AG Preference Shares	43,174	7,287,469
Vonovia SE	126,498	6,050,351
Wacker Chemie AG	3,864	306,175
Wirecard AG	32,594	5,495,329
XING SE	664	283,939
Zalando SE (b)(f)	26,843	1,192,795
		328,141,023
HONG KONG — 3.0%
AIA Group, Ltd.	2,956,000	31,877,504
ASM Pacific Technology, Ltd.	73,900	756,736
Bank of East Asia, Ltd.	329,355	921,140
China LotSynergy Holdings, Ltd.	1,072,000	42,537
China Regenerative Medicine International, Ltd.	3,500	90
China Youzan, Ltd. (b)(c)	2,092,000	128,532
CK Asset Holdings, Ltd.	771,348	6,037,495
CK Hutchison Holdings, Ltd.	575,848	5,675,558
CK Infrastructure Holdings, Ltd.	26,000	211,994
CLP Holdings, Ltd.	399,000	4,402,406
Dah Sing Banking Group, Ltd.	632,525	1,141,581
Dah Sing Financial Holdings, Ltd.	316,485	1,478,618
Dairy Farm International Holdings, Ltd.	77,600	554,840
Esprit Holdings, Ltd. (b)(c)	830,619	158,416
Galaxy Entertainment Group, Ltd.	749,000	5,047,661
Security Description	Shares	Value
GTI Holdings, Ltd. (b)	1,462,000	$25,076
Hang Lung Group, Ltd.	765,000	2,119,968
Hang Lung Properties, Ltd.	716,000	1,702,820
Hang Seng Bank, Ltd.	159,400	3,968,422
Henderson Land Development Co., Ltd.	215,869	1,189,525
HK Electric Investments & HK Electric Investments, Ltd.	410,500	420,352
HKT Trust & HKT, Ltd.	748,900	1,188,654
Hong Kong & China Gas Co., Ltd.	2,599,141	5,762,192
Hong Kong Exchanges & Clearing, Ltd.	317,624	11,212,890
Hongkong Land Holdings, Ltd.	549,300	3,537,492
Hysan Development Co., Ltd.	26,841	138,628
Jardine Matheson Holdings, Ltd.	76,805	4,840,251
Jardine Strategic Holdings, Ltd.	72,200	2,752,986
Kerry Properties, Ltd.	29,000	121,754
KuangChi Science, Ltd. (b)	1,448,000	88,965
Landing International Development, Ltd. (b)	132,000	18,248
Li & Fung, Ltd.	1,628,000	283,402
Link REIT	668,851	8,218,841
Melco International Development, Ltd.	34,000	75,377
Melco Resorts & Entertainment, Ltd. ADR	35,434	769,626
MTR Corp., Ltd.	372,189	2,505,874
New World Development Co., Ltd.	1,522,516	2,381,459
Noble Group, Ltd. (b)(c)(e)	60,740	3,636
NWS Holdings, Ltd.	72,000	148,009
Pacific Basin Shipping, Ltd.	6,196,000	1,134,116
PCCW, Ltd.	818,000	472,215
Power Assets Holdings, Ltd.	102,500	737,344
Sands China, Ltd.	618,800	2,958,359
Shangri-La Asia, Ltd.	60,000	75,648
Sino Land Co., Ltd.	1,699,287	2,849,364
SJM Holdings, Ltd.	57,000	64,861
Summit Ascent Holdings, Ltd. (b)	1,754,000	363,709
Sun Hung Kai Properties, Ltd.	472,009	8,005,273
Swire Pacific, Ltd. Class A	25,500	313,344
Swire Properties, Ltd.	299,000	1,207,482
Techtronic Industries Co., Ltd.	375,000	2,870,400
Tou Rong Chang Fu Group, Ltd. (b)(g)	3,424,000	25,858
Value Convergence Holdings, Ltd. (b)	392,000	27,597
Vitasoy International Holdings, Ltd. (c)	230,000	1,105,472
VTech Holdings, Ltd.	69,900	625,409
Wharf Holdings, Ltd.	722,000	1,913,011
Wharf Real Estate Investment Co., Ltd.	133,000	937,171
Wheelock & Co., Ltd.	34,000	243,712

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Yue Yuen Industrial Holdings, Ltd.	34,000	$93,133
		137,933,033
IRELAND — 0.6%
AerCap Holdings NV (b)	19,729	1,026,105
Amarin Corp. PLC ADR (b)(c)	68,919	1,336,339
Bank of Ireland Group PLC	219,471	1,148,695
C&C Group PLC	96,531	429,825
CRH PLC	198,217	6,476,182
DCC PLC	20,544	1,835,474
Flutter Entertainment PLC	20,609	1,552,275
Glanbia PLC	29,900	486,917
Green REIT PLC	160,580	330,992
Greencore Group PLC	103,362	288,092
Irish Bank Resolution Corp., Ltd. (b)(g)	5,635	—
James Hardie Industries PLC	101,648	1,333,899
Kerry Group PLC Class A	36,975	4,421,250
Kingspan Group PLC	34,614	1,882,625
Ryanair Holdings PLC ADR (b)	29,922	1,919,197
Smurfit Kappa Group PLC	46,579	1,411,506
UDG Healthcare PLC	59,348	603,502
		26,482,875
ISRAEL — 0.6%
Bank Hapoalim BM	256,278	1,901,310
Bank Leumi Le-Israel BM	324,866	2,346,399
Bezeq The Israeli Telecommunication Corp., Ltd.	515,179	390,008
Check Point Software Technologies, Ltd. (b)	34,924	4,037,564
CyberArk Software, Ltd. (b)	14,700	1,879,248
Israel Chemicals, Ltd.	106,487	558,030
Israel Discount Bank, Ltd. Class A	277,274	1,132,714
Nice, Ltd. (b)	15,006	2,041,023
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	39,158	2,042,138
Reit 1, Ltd.	366,429	1,880,150
Shufersal, Ltd.	563,330	3,751,269
Strauss Group, Ltd.	85,702	2,463,012
Teva Pharmaceutical Industries, Ltd. ADR (b)	260,432	2,403,787
Wix.com, Ltd. (b)	10,109	1,436,489
		28,263,141
ITALY — 1.7%
A2A SpA	354,788	616,554
Amplifon SpA	19,804	463,686
Assicurazioni Generali SpA	115,287	2,174,144
Atlantia SpA	98,878	2,579,719
Azimut Holding SpA (c)	25,526	492,138
Banca Generali SpA	17,354	500,393
Banca IFIS SpA	46,697	631,230
Banca Mediolanum SpA	59,660	439,917
Security Description	Shares	Value
Banca Monte dei Paschi di Siena SpA (b)(c)	4,042	$4,962
Banca Popolare di Sondrio SCPA	172,941	383,846
Banco BPM SpA (b)(c)	243,567	496,500
Biesse SpA (c)	2,417	31,048
BPER Banca (c)	128,841	525,713
Brembo SpA (c)	107,119	1,235,730
Cairo Communication SpA	123,044	369,924
Cerved Group SpA	45,854	407,044
Credito Valtellinese SpA (b)	2,226,061	143,230
Davide Campari-Milano SpA	115,821	1,136,293
Enel SpA	1,337,975	9,355,435
Eni SpA	608,234	10,116,950
Esprinet SpA (c)	96,932	353,788
Falck Renewables SpA	28,363	119,251
Ferrari NV	25,723	4,183,092
FinecoBank Banca Fineco SpA	93,246	1,041,710
Immobiliare Grande Distribuzione SIIQ SpA REIT	127,543	842,427
Interpump Group SpA	47,700	1,469,920
Intesa Sanpaolo SpA	3,506,764	7,515,775
Iren SpA	721,609	1,878,563
Italgas SpA	78,273	526,623
Leonardo SpA	187,731	2,382,669
Mediaset SpA (b)(c)	174,439	571,122
Mediobanca Banca di Credito Finanziario SpA	101,316	1,046,023
Moncler SpA	38,542	1,650,326
Pirelli & C SpA (f)	94,613	560,060
Poste Italiane SpA (f)	108,115	1,140,104
PRADA SpA (c)	80,900	250,078
Prysmian SpA (c)	49,236	1,017,670
Recordati SpA	37,778	1,577,172
Reply SpA	33,030	2,254,994
Saipem SpA (b)	238,393	1,187,734
Salvatore Ferragamo SpA	16,458	393,215
Snam SpA	521,316	2,594,953
Societa Cattolica di Assicurazioni SC	121,266	1,086,139
Sogefi SpA (b)(c)	92,580	131,471
Telecom Italia SpA (b)	3,487,475	1,907,132
Telecom Italia SpA	1,470,904	763,998
Terna Rete Elettrica Nazionale SpA	341,782	2,179,640
UniCredit SpA	475,173	5,858,243
Unione di Banche Italiane SpA (c)	247,945	677,664
Unipol Gruppo Finanziario SpA	87,805	428,267
UnipolSai Assicurazioni SpA (c)	1,066	2,742
Zignago Vetro SpA	95,054	1,151,754
		80,848,775
JAPAN — 22.7%
3-D Matrix, Ltd. (b)(c)	85,800	405,348
Abist Co., Ltd.	1,100	25,933

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Acom Co., Ltd.	152,200	$548,112
Activia Properties, Inc. REIT	169	735,669
ADEKA Corp.	22,400	330,989
Advance Residence Investment Corp. REIT	175	520,582
Advanced Media, Inc. (b)(c)	6,800	81,418
Advantest Corp.	152,200	4,188,537
Aeon Co., Ltd.	315,420	5,418,994
AEON Financial Service Co., Ltd.	3,500	56,363
Aeon Mall Co., Ltd.	22,100	332,710
AEON REIT Investment Corp.	58	74,290
AGC, Inc. (c)	72,500	2,506,613
Air Water, Inc.	72,500	1,240,858
Aisin Seiki Co., Ltd.	73,200	2,520,624
Ajinomoto Co., Inc.	152,800	2,649,252
Akita Bank, Ltd.	16,555	313,153
Alconix Corp. (c)	7,800	102,875
Alfresa Holdings Corp.	74,300	1,833,018
Alps Alpine Co., Ltd.	73,300	1,235,500
Amada Holdings Co., Ltd.	80,500	906,316
ANA Holdings, Inc.	10,100	334,479
Aomori Bank, Ltd.	1,010	24,748
Aoyama Trading Co., Ltd.	2,100	41,166
Aozora Bank, Ltd.	14,200	340,832
Asahi Group Holdings, Ltd. (c)	162,436	7,304,645
Asahi Intecc Co., Ltd.	40,800	1,005,042
Asahi Kasei Corp.	312,750	3,333,891
Asics Corp. (c)	73,700	798,291
Astellas Pharma, Inc.	710,400	10,121,255
Atom Corp. (c)	239,600	2,121,574
Awa Bank, Ltd.	2,310	55,317
Azbil Corp.	33,200	811,049
Bandai Namco Holdings, Inc.	74,700	3,626,146
Bank of Iwate, Ltd.	75,255	1,955,764
Bank of Kyoto, Ltd.	10,700	413,639
Bank of Okinawa, Ltd.	78,800	2,398,960
BayCurrent Consulting, Inc.	3,100	119,408
Benesse Holdings, Inc.	4,100	95,441
Bic Camera, Inc.	1,100	10,802
Bridgestone Corp. (c)	124,865	4,916,255
Brightpath Biotherapeutics Co., Ltd. (b)(c)	67,500	166,025
Brother Industries, Ltd.	73,500	1,388,273
Calbee, Inc.	15,800	426,456
Can Do Co., Ltd. (c)	5,300	78,413
Canon, Inc. (c)	305,216	8,912,285
Capcom Co., Ltd.	17,600	353,176
Casio Computer Co., Ltd.	161,700	2,008,118
Central Japan Railway Co.	57,100	11,436,959
Chiba Bank, Ltd.	141,350	690,088
Chubu Electric Power Co., Inc.	155,565	2,182,444
Chugai Pharmaceutical Co., Ltd.	80,980	5,291,435
Chugoku Bank, Ltd.	72,500	639,270
Chugoku Electric Power Co., Inc.	73,000	920,123
Security Description	Shares	Value
Citizen Watch Co., Ltd.	75,400	$387,008
Coca-Cola Bottlers Japan Holdings, Inc. (c)	72,100	1,826,257
COLOPL, Inc. (c)	2,000	12,103
Colowide Co., Ltd. (c)	2,400	45,933
Comforia Residential REIT, Inc.	127	364,827
COMSYS Holdings Corp.	9,500	240,895
Concordia Financial Group, Ltd.	312,900	1,164,590
COOKPAD, Inc. (b)	73,200	208,580
Cosmo Energy Holdings Co., Ltd.	8,700	195,980
Credit Saison Co., Ltd.	155,600	1,821,158
Creek & River Co., Ltd.	9,600	106,033
CyberAgent, Inc.	13,900	503,801
Dai Nippon Printing Co., Ltd.	69,000	1,470,429
Daicel Corp.	76,400	679,332
Daido Steel Co., Ltd.	8,500	322,280
Daifuku Co., Ltd.	10,600	595,229
Dai-ichi Life Holdings, Inc.	310,700	4,686,166
Daiichi Sankyo Co., Ltd.	166,065	8,685,505
Daiken Medical Co., Ltd. (c)	78,100	446,534
Daikin Industries, Ltd.	82,710	10,797,440
Daishi Hokuetsu Financial Group, Inc.	1,517	38,833
Daito Trust Construction Co., Ltd.	14,155	1,804,519
Daiwa House Industry Co., Ltd.	159,200	4,641,240
Daiwa House REIT Investment Corp.	613	1,479,871
Daiwa Securities Group, Inc.	721,350	3,160,844
DeNA Co., Ltd.	73,100	1,401,072
Denka Co., Ltd.	7,000	207,583
Denso Corp.	127,510	5,364,793
Dentsu, Inc.	74,300	2,592,983
DIC Corp.	5,300	139,903
Disco Corp. (c)	7,100	1,165,101
DMG Mori Co., Ltd. (c)	27,200	435,493
Dowa Holdings Co., Ltd.	4,400	141,099
East Japan Railway Co.	85,300	7,980,546
Ebara Corp. (c)	3,800	103,130
Eisai Co., Ltd.	78,951	4,463,436
Electric Power Development Co., Ltd.	66,500	1,510,971
euglena Co., Ltd. (b)	5,000	43,856
Ezaki Glico Co., Ltd.	2,700	120,290
F@N Communications, Inc.	5,200	27,076
FamilyMart UNY Holdings Co., Ltd.	67,100	1,601,830
Fancl Corp.	16,900	415,677
FANUC Corp.	58,955	10,905,635
Fast Retailing Co., Ltd.	15,800	9,551,272
Feed One Co., Ltd.	1,185,400	2,046,449
FFRI, Inc. (b)	7,500	340,055
Financial Products Group Co., Ltd.	77,500	640,199
FINDEX, Inc. (c)	59,200	483,534
Fixstars Corp.	7,700	141,865

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Focus Systems Corp.	13,300	$104,188
Foster Electric Co., Ltd.	80,500	1,158,112
FP Corp.	5,800	354,223
Frontier Real Estate Investment Corp. REIT	20	85,391
Fuji Electric Co., Ltd.	16,600	572,387
Fuji Seal International, Inc.	17,500	535,200
FUJIFILM Holdings Corp.	157,710	7,996,749
Fujitsu, Ltd.	74,051	5,163,088
Fukuoka Financial Group, Inc.	158,634	2,896,167
Fukuoka REIT Corp.	10	16,131
Fukuyama Transporting Co., Ltd.	9,000	325,784
Furukawa Electric Co., Ltd.	75,755	2,218,369
Gakujo Co., Ltd.	17,400	192,185
GLP J-REIT	802	914,104
GMO internet, Inc.	3,500	63,412
GMO Payment Gateway, Inc.	7,400	508,947
Goldwin, Inc. (c)	3,800	476,499
GS Yuasa Corp.	3,400	65,576
Gumi, Inc. (b)(c)	15,300	76,401
GungHo Online Entertainment, Inc. (c)	8,100	224,039
Gunma Bank, Ltd.	84,300	294,980
Gurunavi, Inc.	5,200	32,144
Hachijuni Bank, Ltd.	150,100	611,601
Hakuhodo DY Holdings, Inc.	76,900	1,294,752
Hamamatsu Photonics KK	73,300	2,854,033
Hankyu Hanshin Holdings, Inc.	78,000	2,794,505
Hankyu Hanshin REIT, Inc.	814	1,137,061
Haseko Corp.	77,300	782,040
Heiwa Real Estate REIT, Inc.	2,348	2,756,841
Hikari Tsushin, Inc.	5,000	1,090,124
Hino Motors, Ltd.	74,000	622,963
Hirose Electric Co., Ltd.	2,940	328,001
Hiroshima Bank, Ltd.	15,500	74,666
Hisamitsu Pharmaceutical Co., Inc.	10,100	398,882
Hitachi Chemical Co., Ltd.	4,800	130,358
Hitachi Construction Machinery Co., Ltd.	13,700	356,297
Hitachi High-Technologies Corp.	3,700	190,254
Hitachi Metals, Ltd.	76,000	858,474
Hitachi, Ltd.	276,995	10,152,713
Hokkoku Bank, Ltd.	16,555	465,581
Hokuhoku Financial Group, Inc.	28,600	297,308
Hokuriku Electric Power Co. (b)	74,900	542,945
Honda Motor Co., Ltd.	411,775	10,644,082
Horiba, Ltd.	4,900	252,868
Hoshizaki Corp.	7,200	535,957
House Foods Group, Inc.	12,000	450,529
Hoya Corp.	81,106	6,213,560
Hulic Co., Ltd.	79,500	639,011
Hulic Reit, Inc.	404	701,582
Hyakugo Bank, Ltd.	72,850	225,163
Ibiden Co., Ltd.	79,300	1,388,155
Security Description	Shares	Value
IBJ, Inc. (c)	17,100	$143,003
Ichigo Office REIT Investment	3,149	2,990,001
Idemitsu Kosan Co., Ltd.	51,694	1,554,562
IHI Corp.	30,800	742,413
Iida Group Holdings Co., Ltd.	58,900	951,234
Industrial & Infrastructure Fund Investment Corp. REIT	160	198,998
Infomart Corp. (c)	154,200	2,405,886
Infoteria Corp. (c)	11,900	121,828
Inpex Corp.	240,000	2,163,653
Intage Holdings, Inc.	151,000	1,317,431
Invincible Investment Corp. REIT	1,349	698,665
Iriso Electronics Co., Ltd. (c)	4,400	221,348
Isetan Mitsukoshi Holdings, Ltd.	81,800	663,572
Isuzu Motors, Ltd.	319,100	3,634,079
Ito En, Ltd.	8,200	382,068
ITOCHU Corp.	379,350	7,254,972
Iwatani Corp. (c)	2,800	97,197
Iyo Bank, Ltd.	78,200	394,847
Izumi Co., Ltd.	6,100	246,570
J Front Retailing Co., Ltd.	72,900	835,637
Jafco Co., Ltd.	2,100	76,893
Japan Airlines Co., Ltd.	14,000	447,392
Japan Airport Terminal Co., Ltd.	4,800	204,715
Japan Excellent, Inc. REIT	731	1,073,364
Japan Exchange Group, Inc.	157,000	2,494,747
Japan Hotel REIT Investment Corp.	803	646,932
Japan Logistics Fund, Inc. REIT	37	84,722
Japan Post Bank Co., Ltd.	81,700	829,588
Japan Post Holdings Co., Ltd.	225,000	2,547,800
Japan Post Insurance Co., Ltd.	14,300	265,056
Japan Prime Realty Investment Corp. REIT	120	520,141
Japan Real Estate Investment Corp. REIT	151	919,399
Japan Retail Fund Investment Corp. REIT	773	1,564,080
Japan Tissue Engineering Co., Ltd. (b)(c)	2,200	19,623
Japan Tobacco, Inc. (c)	243,500	5,377,838
JFE Holdings, Inc.	157,710	2,316,466
JGC Corp.	74,200	1,017,891
JSR Corp.	153,100	2,417,144
JTEKT Corp.	75,200	911,557
JXTG Holdings, Inc.	861,000	4,270,637
Kagome Co., Ltd.	11,700	272,030
Kajima Corp.	74,337	1,019,771
Kakaku.com, Inc.	76,600	1,478,819
Kaken Pharmaceutical Co., Ltd.	2,000	93,559
Kamigumi Co., Ltd.	18,400	435,493
Kaneka Corp.	7,600	285,688
Kansai Electric Power Co., Inc.	311,200	3,565,773
Kansai Paint Co., Ltd.	76,700	1,608,180
Kao Corp.	152,900	11,651,281
Kawasaki Heavy Industries, Ltd.	40,200	945,114

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
KDDI Corp.	430,000	$10,949,554
Keihan Holdings Co., Ltd.	22,700	989,201
Keikyu Corp.	78,300	1,348,120
Keio Corp.	14,700	967,357
Keisei Electric Railway Co., Ltd.	74,400	2,710,414
Kenedix Office Investment Corp. REIT	42	300,557
Kenedix, Inc. (c)	78,200	389,766
Kewpie Corp.	5,500	121,547
Keyence Corp.	23,000	14,117,227
Kikkoman Corp.	24,800	1,079,562
Kintetsu Group Holdings Co., Ltd.	24,410	1,169,070
Kirin Holdings Co., Ltd.	230,700	4,975,232
Kiyo Bank, Ltd.	161,000	2,050,232
KNT-CT Holdings Co., Ltd. (b)	15,000	186,560
Kobayashi Pharmaceutical Co., Ltd.	6,600	472,304
Kobe Steel, Ltd.	80,499	526,748
Koito Manufacturing Co., Ltd.	16,700	891,266
Kokuyo Co., Ltd. (c)	41,600	582,261
Komatsu, Ltd.	311,320	7,512,827
Konami Holdings Corp.	12,400	581,214
Konica Minolta, Inc.	243,075	2,366,676
Kose Corp.	3,600	603,787
K's Holdings Corp.	72,900	688,132
Kubota Corp.	330,250	5,495,993
Kuraray Co., Ltd.	80,100	956,828
Kurita Water Industries, Ltd.	79,610	1,976,580
Kyocera Corp.	79,900	5,217,157
Kyoritsu Maintenance Co., Ltd. (c)	1,200	56,024
Kyowa Exeo Corp.	12,400	308,676
Kyowa Hakko Kirin Co., Ltd.	74,400	1,338,979
Kyudenko Corp.	8,200	246,213
Kyushu Electric Power Co., Inc.	82,600	811,127
Kyushu Financial Group, Inc.	74,200	293,384
Kyushu Railway Co.	18,500	539,168
Lasertec Corp.	15,800	626,193
Lawson, Inc.	1,500	71,979
Leopalace21 Corp. (b)(c)	1,600	4,143
Like Co., Ltd. (c)	6,200	79,183
Lion Corp.	58,200	1,084,160
LIXIL Group Corp.	74,500	1,178,281
M3, Inc.	146,800	2,682,840
Mabuchi Motor Co., Ltd. (c)	3,500	119,709
Maeda Corp.	35,900	287,227
Makita Corp.	75,700	2,571,580
Marubeni Corp.	791,050	5,234,998
Maruha Nichiro Corp.	10,200	299,638
Marui Group Co., Ltd.	74,800	1,523,215
Maruichi Steel Tube, Ltd.	10,200	283,354
Matsumotokiyoshi Holdings Co., Ltd.	5,000	146,185
Matsuya Co., Ltd. (c)	155,600	1,233,362
Mazda Motor Corp.	158,200	1,651,159
Security Description	Shares	Value
McDonald's Holdings Co. Japan, Ltd. (c)	5,600	$246,891
MCUBS MidCity Investment Corp. REIT	3,810	3,585,799
Mebuki Financial Group, Inc.	229,700	599,088
Medipal Holdings Corp.	159,999	3,532,928
MEIJI Holdings Co., Ltd.	29,100	2,079,729
Meiko Network Japan Co., Ltd. (c)	155,500	1,376,898
Metaps, Inc. (b)	4,100	46,655
Milbon Co., Ltd.	1,200	58,140
MINEBEA MITSUMI, Inc.	81,800	1,385,604
MISUMI Group, Inc.	76,700	1,923,551
Mitsubishi Chemical Holdings Corp.	389,800	2,722,884
Mitsubishi Corp.	471,338	12,424,354
Mitsubishi Electric Corp.	704,650	9,280,660
Mitsubishi Estate Co., Ltd.	316,225	5,884,826
Mitsubishi Gas Chemical Co., Inc.	74,400	991,632
Mitsubishi Heavy Industries, Ltd.	51,410	2,238,392
Mitsubishi Logistics Corp.	4,500	123,798
Mitsubishi Materials Corp.	17,100	486,463
Mitsubishi Motors Corp.	236,400	1,132,192
Mitsubishi Tanabe Pharma Corp.	75,400	839,800
Mitsubishi UFJ Financial Group, Inc.	3,258,524	15,485,096
Mitsubishi UFJ Lease & Finance Co., Ltd.	151,400	802,389
Mitsui & Co., Ltd.	553,326	9,008,110
Mitsui Chemicals, Inc.	27,110	671,082
Mitsui Fudosan Co., Ltd.	239,400	5,805,017
Mitsui Mining & Smelting Co., Ltd.	3,200	76,510
Mitsui OSK Lines, Ltd.	14,255	341,226
Miura Co., Ltd.	16,300	503,040
Mixi, Inc.	2,100	42,121
Mizuho Financial Group, Inc.	6,173,500	8,944,527
Mochida Pharmaceutical Co., Ltd.	12,000	510,674
MonotaRO Co., Ltd.	17,800	433,848
Mori Hills REIT Investment Corp.	52	73,651
Morinaga & Co., Ltd.	2,600	126,694
Morpho, Inc. (b)(c)	5,800	174,958
MS&AD Insurance Group Holdings, Inc.	157,999	5,015,376
Murata Manufacturing Co., Ltd.	186,000	8,355,671
Musashino Bank, Ltd.	78,855	1,488,686
Nabtesco Corp.	15,000	416,837
Nachi-Fujikoshi Corp.	1,500	61,885
Nagase & Co., Ltd.	45,900	688,031
Nagoya Railroad Co., Ltd.	60,700	1,679,476
Nankai Electric Railway Co., Ltd.	5,400	131,316
Nanto Bank, Ltd.	78,655	1,706,844

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
NEC Corp.	33,800	$1,330,165
NET One Systems Co., Ltd.	18,600	511,871
Nexon Co., Ltd. (b)	142,400	2,064,496
NGK Insulators, Ltd.	78,200	1,140,265
NGK Spark Plug Co., Ltd.	59,800	1,122,291
NH Foods, Ltd.	13,000	556,850
NHK Spring Co., Ltd.	75,000	579,172
Nichirei Corp.	71,900	1,706,407
Nidec Corp.	78,000	10,660,386
Nifco, Inc.	5,000	123,863
Nihon M&A Center, Inc.	32,700	784,266
Nihon Unisys, Ltd.	19,300	647,573
Nikkon Holdings Co., Ltd.	14,700	337,279
Nikon Corp.	157,400	2,226,449
Nintendo Co., Ltd.	29,900	10,959,263
Nippon Accommodations Fund, Inc. REIT	11	61,667
Nippon Building Fund, Inc. REIT	284	1,945,350
Nippon Electric Glass Co., Ltd. (c)	4,000	101,318
Nippon Express Co., Ltd.	11,000	585,020
Nippon Paint Holdings Co., Ltd. (c)	74,400	2,886,505
Nippon Paper Industries Co., Ltd.	4,200	74,379
Nippon Prologis REIT, Inc.	723	1,670,268
NIPPON REIT Investment Corp.	97	377,232
Nippon Shinyaku Co., Ltd.	8,600	606,646
Nippon Steel Corp.	229,300	3,935,175
Nippon Suisan Kaisha, Ltd.	477,900	2,963,033
Nippon Telegraph & Telephone Corp.	158,300	7,371,367
Nippon Television Holdings, Inc.	2,000	29,627
Nippon Yusen KK	16,555	265,673
Nipro Corp.	51,600	572,322
Nissan Chemical Corp.	24,900	1,122,048
Nissan Motor Co., Ltd.	620,941	4,446,984
Nissei ASB Machine Co., Ltd. (c)	4,300	102,850
Nisshin Seifun Group, Inc.	75,900	1,732,301
Nissin Foods Holdings Co., Ltd.	10,400	669,909
Nitori Holdings Co., Ltd.	14,600	1,935,103
Nitto Denko Corp.	74,100	3,656,856
NOF Corp.	11,300	421,102
NOK Corp.	5,700	85,389
Nomura Holdings, Inc.	949,285	3,342,851
Nomura Real Estate Holdings, Inc.	6,000	128,977
Nomura Real Estate Master Fund, Inc. REIT	822	1,264,205
Nomura Research Institute, Ltd.	48,300	774,217
NSK, Ltd.	82,500	735,103
NTN Corp.	139,500	414,331
NTT Data Corp.	315,200	4,198,181
Security Description	Shares	Value
NTT DOCOMO, Inc.	268,500	$6,261,428
Obayashi Corp.	159,550	1,571,214
Obic Co., Ltd.	8,000	905,885
Odakyu Electric Railway Co., Ltd.	80,899	1,980,051
Ogaki Kyoritsu Bank, Ltd.	16,555	363,399
Oji Holdings Corp.	174,200	1,005,684
Oki Electric Industry Co., Ltd.	3,600	44,942
Olympus Corp.	318,800	3,538,934
Omron Corp.	74,000	3,860,033
OncoTherapy Science, Inc. (b)(c)	138,500	138,834
Ono Pharmaceutical Co., Ltd.	152,700	2,738,225
Oracle Corp. Japan	1,900	138,788
Oriental Land Co., Ltd.	76,700	9,496,733
ORIX Corp.	315,300	4,705,795
Orix JREIT, Inc. REIT	708	1,291,932
Osaka Gas Co., Ltd.	90,000	1,567,941
Otsuka Corp.	13,200	531,112
Otsuka Holdings Co., Ltd.	153,500	5,009,337
PALTAC Corp.	12,000	659,365
Pan Pacific International Holdings Corp.	28,000	1,777,613
Panasonic Corp.	568,550	4,736,685
Park24 Co., Ltd.	5,100	118,766
Penta-Ocean Construction Co., Ltd.	68,000	333,247
PeptiDream, Inc. (b)	11,300	577,901
Persol Holdings Co., Ltd.	65,900	1,548,106
Pigeon Corp.	74,800	3,009,634
Pilot Corp.	15,200	587,600
Pola Orbis Holdings, Inc.	4,800	134,101
Premier Investment Corp. REIT	285	375,097
Rakuten, Inc.	159,800	1,898,496
Raysum Co., Ltd.	3,300	30,507
Recruit Holdings Co., Ltd.	389,400	12,989,638
Relo Group, Inc.	10,000	251,810
Renesas Electronics Corp. (b)	75,200	373,417
ReproCELL, Inc. (b)(c)	159,000	330,574
Resona Holdings, Inc.	548,500	2,283,805
Ricoh Co., Ltd.	156,000	1,557,973
Ringer Hut Co., Ltd. (c)	900	18,611
Rinnai Corp.	5,100	324,253
Riso Kyoiku Co., Ltd.	253,218	1,059,971
Rock Field Co., Ltd. (c)	154,800	2,025,877
Rohm Co., Ltd.	12,300	826,545
Rohto Pharmaceutical Co., Ltd.	5,901	160,150
Ryohin Keikaku Co., Ltd.	4,400	794,728
San-In Godo Bank, Ltd.	72,950	467,194
Sankyo Co., Ltd.	10,000	361,983
Sankyu, Inc.	7,300	383,497
Sanrio Co., Ltd.	3,900	86,622
Santen Pharmaceutical Co., Ltd.	82,600	1,368,489
Sanwa Holdings Corp.	73,200	786,761
Sapporo Holdings, Ltd.	17,300	364,337
Sawai Pharmaceutical Co., Ltd.	1,600	86,430

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SBI Holdings, Inc.	73,800	$1,826,848
SCREEN Holdings Co., Ltd.	2,800	116,818
Secom Co., Ltd.	79,048	6,804,262
Sega Sammy Holdings, Inc.	61,100	742,342
Seibu Holdings, Inc.	74,700	1,245,231
Seiko Epson Corp.	82,900	1,311,904
Seino Holdings Co., Ltd.	73,900	984,282
Sekisui Chemical Co., Ltd.	81,700	1,226,941
Sekisui House Reit, Inc.	1,434	1,072,772
Sekisui House, Ltd.	157,400	2,593,871
Seria Co., Ltd. (c)	3,800	87,787
Seven & i Holdings Co., Ltd.	236,428	8,005,284
Seven Bank, Ltd.	160,900	421,142
SG Holdings Co., Ltd.	63,200	1,792,055
Sharp Corp. (c)	14,200	155,786
Shiga Bank, Ltd.	2,310	53,623
Shikoku Bank, Ltd.	1,820	15,237
Shikoku Electric Power Co., Inc.	74,000	684,091
Shimadzu Corp.	79,700	1,954,403
Shimamura Co., Ltd.	1,400	104,604
Shimano, Inc.	14,200	2,112,734
Shimizu Corp.	156,113	1,296,836
Shin-Etsu Chemical Co., Ltd.	88,217	8,216,610
Shinsei Bank, Ltd.	5,200	80,746
Shionogi & Co., Ltd.	78,600	4,529,677
Ship Healthcare Holdings, Inc.	9,600	414,331
Shiseido Co., Ltd.	87,400	6,587,854
Shizuoka Bank, Ltd.	145,800	1,074,487
SHO-BOND Holdings Co., Ltd. (c)	17,600	620,754
Showa Denko KK (c)	51,500	1,515,268
Skylark Holdings Co., Ltd. (c)	67,700	1,181,954
SMC Corp.	13,500	5,033,367
SMS Co., Ltd.	97,600	2,287,358
SoftBank Group Corp.	423,472	20,301,029
Sohgo Security Services Co., Ltd.	12,200	562,781
Sojitz Corp.	311,000	998,756
Sompo Holdings, Inc.	158,400	6,117,527
Sony Corp.	313,420	16,430,260
Sony Financial Holdings, Inc.	71,200	1,710,280
Sotetsu Holdings, Inc.	11,800	325,174
Square Enix Holdings Co., Ltd.	11,100	355,439
Stanley Electric Co., Ltd.	66,073	1,623,922
Starts Proceed Investment Corp. REIT	51	84,400
Subaru Corp.	157,900	3,838,315
Sugi Holdings Co., Ltd.	8,100	382,671
SUMCO Corp. (c)	71,900	855,539
Sumitomo Chemical Co., Ltd.	788,550	3,659,504
Sumitomo Corp.	399,775	6,057,478
Sumitomo Dainippon Pharma Co., Ltd.	60,200	1,141,531
Sumitomo Electric Industries, Ltd.	240,620	3,159,059
Sumitomo Forestry Co., Ltd.	70,900	849,563
Security Description	Shares	Value
Sumitomo Heavy Industries, Ltd.	14,800	$508,947
Sumitomo Metal Mining Co., Ltd.	36,200	1,081,565
Sumitomo Mitsui Financial Group, Inc.	317,800	11,226,534
Sumitomo Mitsui Trust Holdings, Inc.	153,655	5,570,600
Sumitomo Osaka Cement Co., Ltd.	8,800	349,582
Sumitomo Realty & Development Co., Ltd.	97,100	3,467,986
Sumitomo Rubber Industries, Ltd. (c)	74,500	861,583
Sun Corp.	3,000	36,978
Sun Frontier Fudousan Co., Ltd.	3,100	29,262
Sundrug Co., Ltd.	3,900	105,554
Suntory Beverage & Food, Ltd. (c)	11,100	482,676
Suruga Bank, Ltd. (b)(c)	73,600	273,934
Suzuken Co., Ltd.	11,800	692,185
Suzuki Motor Corp.	92,300	4,338,288
Sysmex Corp.	64,600	4,213,330
T&D Holdings, Inc.	236,800	2,570,425
Tadano, Ltd.	5,200	54,201
Taiheiyo Cement Corp.	17,700	535,567
Taisei Corp.	64,787	2,354,196
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	483,581
Taiyo Nippon Sanso Corp.	73,200	1,554,498
Taiyo Yuden Co., Ltd. (c)	84,100	1,565,069
Takara Holdings, Inc.	56,300	588,919
Takashimaya Co., Ltd.	10,500	115,097
Takeda Pharmaceutical Co., Ltd.	349,615	12,405,589
Takeuchi Manufacturing Co., Ltd.	81,300	1,452,594
TDK Corp.	16,955	1,312,462
Teijin, Ltd.	158,510	2,702,644
Terumo Corp.	158,400	4,719,361
THK Co., Ltd. (c)	14,200	339,382
TIS, Inc.	9,700	494,273
Tobu Railway Co., Ltd.	65,600	1,911,862
Toda Corp.	61,300	339,102
Toho Bank, Ltd.	12,101	28,753
Toho Co., Ltd.	73,100	3,107,462
Toho Gas Co., Ltd.	29,600	1,089,326
Toho Holdings Co., Ltd.	13,500	302,478
Tohoku Electric Power Co., Inc.	155,400	1,570,731
Tokai Carbon Co., Ltd. (c)	73,800	769,920
Tokio Marine Holdings, Inc.	195,265	9,784,998
Tokuyama Corp.	9,100	245,955
Tokyo Base Co., Ltd. (b)	17,000	129,543
Tokyo Century Corp.	6,500	274,202
Tokyo Dome Corp.	162,800	1,539,755
Tokyo Electric Power Co. Holdings, Inc. (b)	315,775	1,647,165
Tokyo Electron, Ltd.	63,455	8,905,138

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Tokyo Gas Co., Ltd.	72,895	$1,716,828
Tokyo Tatemono Co., Ltd. (c)	73,000	811,036
Tokyu Corp.	95,875	1,700,549
Tokyu Fudosan Holdings Corp.	83,200	459,477
Tokyu REIT, Inc.	379	658,519
Toppan Printing Co., Ltd.	62,600	949,981
Toray Industries, Inc.	770,550	5,858,869
Toshiba Corp.	148,451	4,622,732
Tosoh Corp.	69,900	982,908
TOTO, Ltd.	58,100	2,294,556
Toyo Seikan Group Holdings, Ltd.	71,900	1,426,789
Toyo Suisan Kaisha, Ltd.	12,300	506,887
Toyo Tire Corp. (c)	73,000	960,098
Toyoda Gosei Co., Ltd.	16,000	312,010
Toyota Industries Corp.	73,700	4,056,441
Toyota Motor Corp.	556,888	34,569,027
Toyota Tsusho Corp.	73,100	2,215,254
Trend Micro, Inc.	20,000	891,962
Tsumura & Co.	3,500	97,619
Tsuruha Holdings, Inc.	4,200	388,268
Ube Industries, Ltd.	5,200	107,823
Ubiquitous AI Corp. (b)	56,400	370,626
Ulvac, Inc. (c)	2,600	82,411
Unicharm Corp.	81,500	2,453,926
United Urban Investment Corp. REIT	773	1,295,747
USS Co., Ltd.	74,510	1,468,208
Wacoal Holdings Corp.	25,300	656,804
Warabeya Nichiyo Holdings Co., Ltd. (c)	79,100	1,219,464
Welcia Holdings Co., Ltd.	6,500	264,549
West Japan Railway Co.	73,000	5,905,588
WirelessGate, Inc. (b)(c)	8,600	38,554
Yahoo! Japan Corp.	243,600	714,476
Yakult Honsha Co., Ltd.	71,500	4,214,080
Yamada Denki Co., Ltd.	398,580	1,764,643
Yamagata Bank, Ltd.	1,634	24,448
Yamaguchi Financial Group, Inc.	12,000	81,975
Yamaha Corp.	74,700	3,549,879
Yamaha Motor Co., Ltd. (c)	75,800	1,347,290
Yamanashi Chuo Bank, Ltd.	1,510	16,258
Yamato Holdings Co., Ltd.	79,700	1,620,779
Yamazaki Baking Co., Ltd.	73,900	1,117,348
Yaskawa Electric Corp.	74,600	2,534,212
Yokogawa Electric Corp.	74,300	1,456,484
Yokohama Rubber Co., Ltd. (c)	6,300	115,779
Zenrin Co., Ltd.	2,100	37,073
Zensho Holdings Co., Ltd.	20,500	416,698
Zeon Corp.	61,700	685,492
ZOZO, Inc.	75,000	1,405,467
		1,056,952,760
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	33,846	741,765
Security Description	Shares	Value
LUXEMBOURG — 0.2%
APERAM SA	11,008	$311,267
ArcelorMittal	126,737	2,271,148
Aroundtown SA	161,244	1,330,545
Eurofins Scientific SE (c)	2,352	1,041,920
Grand City Properties SA	25,841	591,497
Millicom International Cellular SA SDR	14,209	800,177
SES SA	81,738	1,279,895
Tenaris SA	90,963	1,192,306
		8,818,755
MACAU — 0.0% (a)
MGM China Holdings, Ltd.	21,600	36,717
Wynn Macau, Ltd.	301,200	674,688
		711,405
MALTA — 0.0% (a)
Catena Media PLC (b)(c)	50,664	343,195
Kindred Group PLC	54,601	463,492
		806,687
MEXICO — 0.0% (a)
Fresnillo PLC	48,265	534,537
NETHERLANDS — 3.8%
Aalberts NV	22,720	894,448
ABN AMRO Bank NV (f)	98,187	2,103,807
Adyen NV (b)(f)	5,004	3,867,041
Aegon NV	626,877	3,125,401
Akzo Nobel NV	80,562	7,581,727
ALTICE EUROPE NV (b)(c)	76,103	273,778
Argenx SE (b)	8,159	1,144,709
ASML Holding NV	104,278	21,819,461
ASR Nederland NV	35,487	1,445,155
Constellium NV Class A (b)	19,698	197,768
Euronext NV (f)	16,462	1,247,608
EXOR NV	23,576	1,653,859
Fugro NV (b)(c)	32,276	277,948
Heineken Holding NV	22,924	2,409,571
Heineken NV	52,976	5,920,697
IMCD NV	12,415	1,139,540
ING Groep NV	1,003,337	11,649,956
Koninklijke Ahold Delhaize NV	363,628	8,190,064
Koninklijke DSM NV	57,569	7,126,329
Koninklijke KPN NV	1,112,783	3,421,542
Koninklijke Philips NV	222,330	9,668,041
NN Group NV	81,229	3,274,628
NXP Semiconductors NV	80,457	7,853,408
OCI NV (b)	9,483	260,694
Pharming Group NV (b)(c)	107,398	89,747
PostNL NV (c)	229,115	397,506
Randstad NV	15,678	862,354
Royal Dutch Shell PLC Class A	1,000,298	32,749,969
Royal Dutch Shell PLC Class B	889,765	29,227,350
SBM Offshore NV	101,316	1,959,130
Signify NV (f)	35,501	1,051,142
uniQure NV (b)(c)	12,900	1,008,135

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Wolters Kluwer NV	73,638	$5,368,652
		179,261,165
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (b)	395,989	3,901,721
Air New Zealand, Ltd.	304,590	542,131
Auckland International Airport, Ltd.	139,724	924,379
Contact Energy, Ltd.	169,514	910,832
Fisher & Paykel Healthcare Corp., Ltd.	165,678	1,720,352
Fletcher Building, Ltd.	104,796	341,373
Goodman Property Trust REIT	563,804	732,744
Infratil, Ltd.	273,441	854,003
Kiwi Property Group, Ltd.	655,713	704,655
Meridian Energy, Ltd.	297,036	947,645
Ryman Healthcare, Ltd.	98,159	774,660
Spark New Zealand, Ltd.	434,550	1,167,462
Stride Property Group	370,544	547,527
Vital Healthcare Property Trust REIT	522,804	863,807
Xero, Ltd. (b)	25,221	1,060,868
		15,994,159
NORWAY — 0.7%
Akastor ASA (b)	33,826	46,180
Aker BP ASA	25,425	729,406
Aker Solutions ASA (b)	33,826	138,382
Asetek A/S (b)(c)	16,668	50,340
DNB ASA	291,819	5,431,786
DNO ASA	193,530	350,695
Equinor ASA	283,077	5,592,780
Gjensidige Forsikring ASA	44,723	901,169
Mowi ASA	83,540	1,954,252
Nordic Nanovector ASA (b)(c)	22,906	86,508
Norsk Hydro ASA	489,478	1,750,996
Orkla ASA	354,566	3,147,243
Schibsted ASA Class A	16,622	458,730
Schibsted ASA Class B	16,462	429,407
Storebrand ASA	271,315	1,994,596
Telenor ASA	202,067	4,292,062
TGS Nopec Geophysical Co. ASA	27,532	772,416
Yara International ASA	60,852	2,953,367
		31,080,315
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	2,032,159	629,237
EDP - Energias de Portugal SA	833,719	3,173,027
Galp Energia SGPS SA	101,585	1,564,640
Jeronimo Martins SGPS SA	58,523	944,041
Mota-Engil SGPS SA (c)	131,540	285,365
NOS SGPS SA	311,733	2,051,910
Pharol SGPS SA (b)(c)	360,613	62,010
		8,710,230
Security Description	Shares	Value
SINGAPORE — 1.3%
AIMS AMP Capital Industrial REIT	702,978	$753,404
Ascendas Hospitality Trust	1,020,700	739,337
Ascendas Real Estate Investment Trust	478,615	1,103,721
Cache Logistics Trust REIT	946,429	552,629
CapitaLand Commercial Trust REIT	647,800	1,039,008
CapitaLand Mall Trust REIT	552,100	1,073,227
CapitaLand, Ltd.	1,577,000	4,114,572
China New Town Development Co., Ltd. (e)	1,443,800	33,450
City Developments, Ltd.	152,000	1,063,927
ComfortDelGro Corp., Ltd.	478,700	941,160
COSCO Shipping International Singapore Co., Ltd. (b)	2,291,000	533,401
DBS Group Holdings, Ltd.	466,492	8,950,909
Genting Singapore, Ltd.	3,207,964	2,181,401
IGG, Inc.	52,000	57,974
Jardine Cycle & Carriage, Ltd.	3,333	89,253
Keppel REIT	232,409	216,442
Keppel Corp., Ltd.	796,175	3,919,232
Lippo Malls Indonesia Retail Trust REIT	4,748,900	842,408
Mapletree Commercial Trust REIT	445,600	688,351
Mapletree Logistics Trust REIT	548,200	644,250
Oversea-Chinese Banking Corp., Ltd.	977,576	8,237,087
SATS, Ltd.	157,200	606,515
Sembcorp Industries, Ltd.	232,700	414,507
Singapore Airlines, Ltd.	243,056	1,665,345
Singapore Exchange, Ltd.	230,800	1,351,074
Singapore Press Holdings, Ltd. (c)	392,500	707,860
Singapore Technologies Engineering, Ltd.	164,600	503,673
Singapore Telecommunications, Ltd.	1,891,200	4,892,420
Soilbuild Business Space REIT	1,341,600	609,841
Suntec Real Estate Investment Trust	530,500	760,686
United Overseas Bank, Ltd.	310,708	6,000,813
UOL Group, Ltd.	156,554	873,634
Venture Corp., Ltd.	65,200	785,031
Wilmar International, Ltd.	786,000	2,149,525
		59,096,067
SOUTH AFRICA — 0.0% (a)
Investec PLC	137,354	893,281
SOUTH KOREA — 4.4%
Advanced Process Systems Corp.	8,365	189,447
Alteogen, Inc. (b)(c)	6,480	184,077
Amorepacific Corp.	7,234	1,030,609
AMOREPACIFIC Group	6,798	366,791

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Anterogen Co., Ltd. (b)	1,481	$56,757
APS Holdings Corp. (b)	52	263
Asiana Airlines, Inc. (b)	172,089	818,229
BNK Financial Group, Inc.	73,018	473,654
Celltrion Healthcare Co., Ltd. (b)	10,474	512,520
Celltrion, Inc. (b)(c)	25,511	4,540,346
CJ CGV Co., Ltd.	27,350	890,625
CJ CheilJedang Corp.	2,918	750,570
CJ ENM Co., Ltd.	3,628	556,148
CMG Pharmaceutical Co., Ltd. (b)(c)	36,139	101,095
CORESTEM, Inc. (b)	12,737	108,215
Coway Co., Ltd.	8,916	597,669
Crown Confectionery Co., Ltd.	11,968	99,194
CROWNHAITAI Holdings Co., Ltd.	13,425	145,918
CUROCOM Co., Ltd. (b)	32,185	33,867
Dae Han Flour Mills Co., Ltd.	9,896	1,692,686
Daelim Industrial Co., Ltd.	6,424	639,813
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	576	16,312
DB Insurance Co., Ltd.	15,401	790,958
Deutsch Motors, Inc. (b)	29,633	286,154
Digitech Systems Co., Ltd. (b)(g)	19,094	—
DIO Corp. (b)	6,015	212,021
Dongkuk Industries Co., Ltd.	348,695	830,478
Dongwon F&B Co., Ltd.	5,357	1,303,700
Dongwon Industries Co., Ltd.	6,094	1,319,447
DY Corp.	48,478	243,093
E-MART, Inc.	3,818	462,928
Eyegene, Inc. (b)	9,341	94,247
Fila Korea, Ltd.	11,562	768,030
GS Engineering & Construction Corp.	20,103	702,513
GS Holdings Corp.	16,260	721,008
GS Home Shopping, Inc.	5,328	794,136
GY Commerce Co., Ltd. (b)(g)	32,705	31,865
Hana Financial Group, Inc.	59,719	1,934,344
Hana Tour Service, Inc.	18,425	801,052
Hancom, Inc.	40,087	437,445
Hankook Shell Oil Co., Ltd.	2,266	654,494
Hankook Tire & Technology Co., Ltd.	9,173	278,848
Hanmi Pharm Co., Ltd.	1,636	572,419
Hanmi Science Co., Ltd.	8,982	530,526
Hanssem Co., Ltd.	10,668	677,231
Hanwha Chemical Corp.	24,821	487,972
Harim Co., Ltd. (b)	211,605	576,363
HDC Hyundai Engineering Plastics Co., Ltd.	261,957	1,265,942
Helixmith Co., Ltd. (b)	1,420	207,346
HLB, Inc. (b)(c)	4,112	125,712
Hotel Shilla Co., Ltd.	22,053	1,852,632
HS Industries Co., Ltd.	34,930	282,247
Huons Co., Ltd.	13,500	669,943
Security Description	Shares	Value
Huons Global Co., Ltd.	9,185	$308,646
Hyundai Construction Equipment Co., Ltd.	804	28,236
Hyundai Electric & Energy System Co., Ltd. (b)	696	10,850
Hyundai Elevator Co., Ltd.	13,860	1,088,730
Hyundai Engineering & Construction Co., Ltd.	16,520	766,875
Hyundai Glovis Co., Ltd.	2,887	402,552
Hyundai Heavy Industries Holdings Co., Ltd.	3,855	1,081,730
Hyundai Hy Communications & Network Co., Ltd.	254,005	901,936
Hyundai Mobis Co., Ltd.	15,908	3,244,562
Hyundai Motor Co.	35,341	4,285,056
Hyundai Motor Co. Preference Shares	5,830	435,742
Hyundai Steel Co.	19,691	712,843
Industrial Bank of Korea	61,560	749,074
Infinitt Healthcare Co., Ltd. (b)	81,331	446,576
Inscobee, Inc. (b)	17,262	42,159
Interpark Holdings Corp.	32,665	68,320
Jeil Pharmaceutical Co., Ltd.	2,036	65,948
Jenax, Inc. (b)	85,430	1,043,228
JoyCity Corp. (b)	12,459	72,295
Kakao Corp.	9,131	1,039,905
Kangstem Biotech Co., Ltd. (b)	8,634	112,538
Kangwon Land, Inc.	19,652	514,851
KB Financial Group, Inc. (c)	134,697	5,348,684
KCC Corp.	720	171,792
Kia Motors Corp.	51,065	1,945,923
Kiwi Media Group Co., Ltd. (b)	163,477	29,024
KIWOOM Securities Co., Ltd.	40,474	2,860,329
Koh Young Technology, Inc.	33,073	2,380,259
Korea Aerospace Industries, Ltd.	11,129	346,501
Korea Electric Power Corp. ADR (b)(c)	183,011	2,031,422
Korea Investment Holdings Co., Ltd.	13,173	920,678
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	6,089	624,905
Korea Zinc Co., Ltd.	3,121	1,286,620
Korean Air Lines Co., Ltd.	20,361	510,502
KT&G Corp.	29,075	2,480,308
KyungDong City Gas Co., Ltd.	3,750	99,868
LG Chem, Ltd.	10,057	3,087,695
LG Chem, Ltd. Preference Shares	4,551	770,554
LG Corp.	30,423	2,026,180
LG Display Co., Ltd. ADR (b)(c)	237,600	1,841,400
LG Display Co., Ltd. (b)	50,382	778,867
LG Electronics, Inc.	28,905	1,985,161
LG Household & Health Care, Ltd.	2,317	2,634,756
LG Uplus Corp.	53,288	669,186
Lotte Chemical Corp.	3,107	679,442

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Lotte Corp. (b)	18,201	$693,582
Lotte Food Co., Ltd.	1,561	794,932
Lotte Shopping Co., Ltd.	3,061	425,489
Medifron DBT Co., Ltd. (b)	30,852	131,595
Medy-Tox, Inc.	3,339	1,301,303
Mirae Asset Daewoo Co., Ltd.	89,935	637,135
Modetour Network, Inc.	96,279	1,642,659
Muhak Co., Ltd.	55,692	535,384
NAVER Corp.	37,365	3,689,092
NCSoft Corp.	3,828	1,581,394
Netmarble Corp. (b)(c)(f)	14,657	1,434,410
Nexon GT Co., Ltd. (b)(c)	41,142	291,823
NHN Entertainment Corp. (b)	1,442	96,537
NSN Co., Ltd. (b)	325	545
OCI Co., Ltd.	2,934	237,078
Orientbio, Inc. (b)	45,737	20,241
Orion Corp/Republic of Korea	3,747	300,175
Orion Holdings Corp.	734	10,902
Ottogi Corp.	1,587	941,493
Pharmicell Co., Ltd. (b)	10,295	69,367
POSCO ADR (c)	92,135	4,888,683
Prostemics Co., Ltd. (b)(c)	23,560	90,698
S-1 Corp.	8,412	711,048
Sajo Industries Co., Ltd.	35,227	1,568,153
Samsung Biologics Co., Ltd. (b)(f)	3,103	859,966
Samsung C&T Corp.	21,555	1,786,527
Samsung Electro-Mechanics Co., Ltd. (c)	12,992	1,100,435
Samsung Electronics Co., Ltd. GDR (c)	50,144	50,996,448
Samsung Electronics Co., Ltd. Preference Shares (c)	173,150	5,735,926
Samsung Engineering Co., Ltd. (b)	29,547	438,861
Samsung Fire & Marine Insurance Co., Ltd.	6,186	1,435,801
Samsung Heavy Industries Co., Ltd. (b)	86,578	611,853
Samsung Life Insurance Co., Ltd.	18,992	1,375,076
Samsung SDI Co., Ltd.	13,842	2,835,173
Samsung SDS Co., Ltd.	8,485	1,579,938
Shinhan Financial Group Co., Ltd.	109,404	4,254,311
Shinsegae Food Co., Ltd.	13,543	1,004,011
Shinsegae, Inc.	2,307	601,400
SillaJen, Inc. (b)(c)	16,979	726,422
SK Bioland Co., Ltd.	62,708	849,937
SK Holdings Co., Ltd.	7,762	1,559,593
SK Hynix, Inc.	133,398	8,029,412
SK Innovation Co., Ltd.	28,126	3,873,065
SK Telecom Co., Ltd. ADR (c)	143,312	3,546,972
S-Oil Corp.	9,247	670,310
Straffic Co., Ltd. (b)	11,366	88,692
SundayToz Corp. (b)	5,755	107,160
TOBESOFT Co., Ltd. (b)	15,491	48,432
Security Description	Shares	Value
Wonpung Mulsan Co., Ltd. (b)	46,211	$153,083
Woori Financial Group, Inc.	114,509	1,393,367
Youlchon Chemical Co., Ltd.	50,949	606,720
Yungjin Pharmaceutical Co., Ltd. (b)	20,430	89,707
		205,104,923
SPAIN — 2.4%
Abertis Infraestructuras SA (b)(c)(e)	1,675	14,173
Acciona SA (c)	6,316	678,987
Acerinox SA	34,637	348,296
ACS Actividades de Construccion y Servicios SA	51,490	2,058,739
Aena SME SA (f)	18,033	3,579,423
Almirall SA	13,593	251,391
Amadeus IT Group SA	109,307	8,671,197
Applus Services SA	30,637	416,929
Atresmedia Corp. de Medios de Comunicacion SA (c)	55,597	272,756
Banco Bilbao Vizcaya Argentaria SA	1,656,648	9,276,370
Banco de Sabadell SA	1,168,912	1,212,684
Banco Santander SA	3,885,389	18,054,917
Bankia SA (c)	182,342	431,499
Bankinter SA	200,414	1,382,627
Bolsas y Mercados Espanoles SHMSF SA	15,139	371,011
CaixaBank SA	852,660	2,445,002
Cellnex Telecom SA (b)(f)	46,119	1,709,012
Cia de Distribucion Integral Logista Holdings SA	9,480	215,053
CIE Automotive SA	13,202	382,777
Ebro Foods SA (c)	25,167	539,385
Enagas SA	55,420	1,481,246
Endesa SA (c)	75,358	1,940,339
Faes Farma SA	71,108	335,653
Ferrovial SA	112,372	2,880,589
Gestamp Automocion SA (f)	41,090	243,559
Grifols SA (c)	100,077	2,963,161
Grifols SA ADR	61,736	1,302,630
Iberdrola SA	1,261,978	12,597,979
Indra Sistemas SA (b)	122,098	1,236,112
Industria de Diseno Textil SA	271,224	8,169,612
Inmobiliaria Colonial Socimi SA REIT	71,384	796,256
Let's GOWEX SA (b)(c)(g)	4,019	—
Mapfre SA	234,904	687,765
Masmovil Ibercom SA (b)	16,878	376,725
Mediaset Espana Comunicacion SA	49,071	357,310
Melia Hotels International SA	26,239	251,000
Merlin Properties Socimi SA REIT	76,897	1,068,358
Naturgy Energy Group SA	87,821	2,423,257
Pharma Mar SA (b)(c)	257,831	529,687
Prosegur Cia de Seguridad SA	64,625	303,947

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Red Electrica Corp. SA	105,880	$2,208,353
Repsol SA	364,156	5,716,653
Sacyr SA (c)	134,256	325,963
Siemens Gamesa Renewable Energy SA	54,582	908,750
Telefonica SA	1,125,651	9,256,541
Viscofan SA	10,242	537,225
Zardoya Otis SA	42,546	323,655
		111,534,553
SWEDEN — 2.5%
Alfa Laval AB	203,475	4,443,107
Arjo AB Class B	18,069	81,794
Assa Abloy AB Class B	241,936	5,473,299
Atlas Copco AB Class A	156,011	4,990,630
Atlas Copco AB Class B	95,591	2,744,653
Bilia AB Class A	73,571	666,074
BillerudKorsnas AB (c)	43,344	577,176
Boliden AB	64,977	1,662,907
Castellum AB	65,023	1,244,297
Dometic Group AB (f)	70,648	707,988
Electrolux AB Class B	118,059	3,019,487
Elekta AB Class B	63,575	922,976
Epiroc AB Class A	156,011	1,625,654
Epiroc AB Class B	95,591	947,647
Essity AB Class B	144,867	4,456,149
Fabege AB	66,721	1,004,964
Fastighets AB Balder Class B (b)	22,963	769,707
Getinge AB Class B	24,486	386,099
Hennes & Mauritz AB Class B	249,022	4,438,175
Hexagon AB Class B	63,345	3,520,153
Hexpol AB	76,217	621,437
Holmen AB Class B	23,614	504,185
Husqvarna AB Class B	100,530	941,135
ICA Gruppen AB (c)	18,867	811,764
Industrivarden AB Class A	47,476	1,083,768
Industrivarden AB Class C	40,062	888,616
Indutrade AB	21,245	679,605
Intrum AB (c)	17,380	446,573
Investor AB Class B	95,431	4,588,365
JM AB (c)	19,782	455,202
Karo Pharma AB (c)	315,399	1,316,910
Kinnevik AB Class B	78,607	2,046,042
KNOW IT AB	93,475	2,150,946
L E Lundbergforetagen AB Class B	17,396	651,727
Loomis AB Class B	17,290	594,832
Lundin Petroleum AB (c)	55,509	1,722,429
Modern Times Group MTG AB Class B (b)	3,815	42,763
NetEnt AB	346,884	1,112,263
Nibe Industrier AB Class B	92,086	1,349,302
Nordic Entertainment Group AB Class B	3,770	88,580
Opus Group AB (c)	359,647	236,064
Qliro Group AB (b)(c)	281,092	353,857
Security Description	Shares	Value
SAAB AB Class B (c)	23,994	$781,508
Sandvik AB	375,727	6,908,563
Securitas AB Class B	78,194	1,372,874
Skandinaviska Enskilda Banken AB Class A	424,177	3,928,056
Skanska AB Class B	97,644	1,764,879
SKF AB Class B	89,220	1,641,947
Svenska Cellulosa AB SCA Class B	120,466	1,047,790
Svenska Handelsbanken AB Class A	363,318	3,597,859
Swedbank AB Class A	251,411	3,778,671
Swedish Match AB	38,606	1,631,087
Swedish Orphan Biovitrum AB (b)	53,827	1,037,589
Tele2 AB Class B	209,016	3,052,496
Telefonaktiebolaget LM Ericsson Class B	841,883	7,993,996
Telia Co. AB	351,183	1,560,948
Tethys Oil AB	75,308	604,691
Trelleborg AB Class B	59,309	842,824
Volvo AB Class A (c)	85,427	1,354,391
Volvo AB Class B	386,681	6,141,002
		115,410,472
SWITZERLAND — 7.5%
ABB, Ltd.	489,020	9,825,540
Adecco Group AG	73,026	4,393,544
Aryzta AG (b)(c)	97,681	112,108
Baloise Holding AG	11,899	2,108,869
Barry Callebaut AG	738	1,482,055
Chocoladefabriken Lindt & Spruengli AG (d)	200	1,457,436
Chocoladefabriken Lindt & Spruengli AG (d)	12	977,231
Cie Financiere Richemont SA	127,562	10,838,191
Clariant AG (b)	69,707	1,418,806
Coca-Cola HBC AG (b)	42,540	1,609,061
Comet Holding AG (c)	13,329	1,293,255
Credit Suisse Group AG	478,304	5,742,101
Dufry AG (b)	7,850	665,680
EMS-Chemie Holding AG	1,590	1,033,092
Ferguson PLC	83,124	5,924,348
Flughafen Zurich AG	4,660	878,470
Geberit AG	9,426	4,408,468
Georg Fischer AG	825	789,461
Givaudan SA	2,341	6,617,227
Glencore PLC	2,875,280	10,002,886
Idorsia, Ltd. (b)(c)	23,741	542,999
IWG PLC	166,160	720,062
Julius Baer Group, Ltd.	80,389	3,583,288
Kuehne + Nagel International AG	29,203	4,340,015
LafargeHolcim, Ltd. (d)	148,284	7,249,947
LafargeHolcim, Ltd. (d)	2,485	121,517
Leonteq AG (b)(c)	11,072	394,050
Logitech International SA	40,982	1,639,700

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Lonza Group AG	16,537	$5,586,962
Meyer Burger Technology AG (b)(c)	30,671	16,452
Nestle SA	659,557	68,363,929
Novartis AG	616,597	56,410,720
Partners Group Holding AG	4,658	3,664,293
PSP Swiss Property AG	9,456	1,106,594
Roche Holding AG Bearer Shares	1	281
Roche Holding AG	173,287	48,813,615
Schindler Holding AG (d)	10,978	2,446,687
Schindler Holding AG (d)	5,554	1,214,475
SGS SA	1,519	3,874,618
Sika AG	41,477	7,087,249
Sonova Holding AG	13,472	3,064,707
STMicroelectronics NV	199,469	3,543,624
Straumann Holding AG	2,388	2,109,767
Sulzer AG	18,471	2,021,390
Swatch Group AG (d)	7,251	2,078,620
Swatch Group AG (d)	14,200	769,713
Swiss Life Holding AG	7,859	3,899,676
Swiss Prime Site AG	17,244	1,507,745
Swiss Re AG	85,380	8,690,370
Swisscom AG	6,275	3,154,233
Temenos AG	23,585	4,224,739
u-blox Holding AG (c)	4,000	340,103
UBS Group AG	825,427	9,820,465
Vifor Pharma AG	8,760	1,267,280
Zurich Insurance Group AG	37,672	13,133,039
		348,380,753
THAILAND — 0.0% (a)
Sea, Ltd. ADR (b)(c)	32,800	1,089,616
UNITED ARAB EMIRATES — 0.0% (a)
NMC Health PLC (c)	20,893	638,970
UNITED KINGDOM — 12.9%
3i Group PLC	234,319	3,320,656
Admiral Group PLC	59,718	1,678,149
Afren PLC (b)(c)(g)	55,933	—
Aggreko PLC	53,008	532,960
Anglo American PLC	378,502	10,812,196
Ashtead Group PLC	106,921	3,067,207
Associated British Foods PLC	86,998	2,727,092
AstraZeneca PLC	330,461	27,076,798
Auto Trader Group PLC (f)	181,526	1,265,572
AVEVA Group PLC	15,471	795,868
Aviva PLC	1,239,412	6,569,871
Avon Rubber PLC	111,831	1,941,345
B&M European Value Retail SA	188,732	800,584
Babcock International Group PLC	126,051	735,068
BAE Systems PLC	761,705	4,802,517
Balfour Beatty PLC	653,823	2,013,732
Barclays PLC	3,426,118	6,531,911
Security Description	Shares	Value
Barratt Developments PLC	392,014	$2,856,795
BBA Aviation PLC	286,218	1,027,969
Beazley PLC	128,514	902,032
Bellway PLC	24,502	868,466
Berkeley Group Holdings PLC	25,948	1,232,126
Big Yellow Group PLC REIT	67,856	854,536
BP PLC	4,719,407	32,951,057
British American Tobacco PLC	542,373	18,975,748
British Land Co. PLC REIT	420,915	2,884,201
Britvic PLC	52,378	592,287
BT Group PLC	2,297,609	5,744,819
BTG PLC (b)	91,999	978,263
Bunzl PLC	80,847	2,137,108
Burberry Group PLC	133,603	3,166,081
Cairn Energy PLC (b)	106,491	234,604
Capita PLC (b)	564,696	757,857
Capital & Counties Properties PLC	181,388	500,027
Carnival PLC	77,423	3,428,077
Centamin PLC	553,828	806,356
Centrica PLC	1,663,623	1,858,560
Cineworld Group PLC	290,533	936,975
Close Brothers Group PLC	36,395	654,964
CNH Industrial NV	242,276	2,488,102
Cobham PLC (b)	424,178	575,212
Coca-Cola European Partners PLC	56,211	3,175,922
Compass Group PLC	407,182	9,778,823
Croda International PLC	31,546	2,055,608
CYBG PLC	179,791	431,496
Daily Mail & General Trust PLC	29,682	295,033
Dechra Pharmaceuticals PLC	31,011	1,083,783
Derwent London PLC REIT	27,516	1,091,211
Diageo PLC	569,165	24,512,898
Dialog Semiconductor PLC (b)	18,929	764,388
Direct Line Insurance Group PLC	348,617	1,472,147
Dixons Carphone PLC	247,245	344,405
Drax Group PLC	93,492	309,605
DS Smith PLC	166,707	769,109
easyJet PLC	61,008	740,111
Electrocomponents PLC	133,856	1,078,029
Experian PLC	269,697	8,182,923
Fiat Chrysler Automobiles NV	259,817	3,629,260
Firstgroup PLC (b)	842,273	1,047,842
Foxtons Group PLC (b)	88,601	59,764
G4S PLC	882,668	2,336,613
GlaxoSmithKline PLC	1,266,788	25,418,597
Grafton Group PLC	52,977	543,436
Great Portland Estates PLC REIT	68,625	597,399
Greene King PLC	74,621	586,916
GVC Holdings PLC	133,186	1,104,839
GW Pharmaceuticals PLC ADR (b)(c)	7,006	1,207,764
Halma PLC	92,199	2,370,302

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Hammerson PLC REIT	179,318	$632,392
Hansteen Holdings PLC REIT	102,917	127,577
Hargreaves Lansdown PLC	47,846	1,168,548
Hays PLC	336,729	673,260
Hiscox, Ltd.	71,279	1,534,928
HomeServe PLC	97,435	1,471,946
Howden Joinery Group PLC	144,502	932,412
HSBC Holdings PLC	4,740,299	39,630,642
IG Group Holdings PLC	88,036	654,558
IMI PLC	56,210	742,569
Imperial Brands PLC	232,717	5,469,833
Inchcape PLC	100,886	790,929
Indivior PLC (b)	195,758	106,309
Informa PLC	289,527	3,076,817
Inmarsat PLC	74,531	516,584
InterContinental Hotels Group PLC	48,090	3,165,479
Intermediate Capital Group PLC	71,873	1,263,239
International Consolidated Airlines Group SA (c)	164,705	999,678
International Personal Finance PLC	81,562	124,565
Intertek Group PLC	40,739	2,852,706
Intu Properties PLC REIT (c)	192,748	187,123
ITV PLC	884,312	1,215,501
J Sainsbury PLC	595,223	1,484,400
JD Sports Fashion PLC	100,407	749,349
John Wood Group PLC	252,612	1,453,177
Johnson Matthey PLC	48,158	2,040,367
Just Eat PLC (b)	125,361	997,169
Keller Group PLC	24,386	190,561
Kingfisher PLC	945,714	2,586,559
Lancashire Holdings, Ltd.	48,191	422,276
Land Securities Group PLC REIT	297,986	3,159,885
Legal & General Group PLC	1,426,832	4,893,930
Lloyds Banking Group PLC	16,922,657	12,188,054
London Stock Exchange Group PLC	75,202	5,250,629
LondonMetric Property PLC REIT	163,999	440,402
Man Group PLC	665,552	1,319,701
Marks & Spencer Group PLC	728,865	1,954,509
Meggitt PLC	152,712	1,018,429
Melrose Industries PLC	1,122,761	2,584,235
Merlin Entertainments PLC (f)	170,259	973,149
Micro Focus International PLC	86,714	2,277,850
Mondi PLC	176,041	4,010,449
National Grid PLC	886,172	9,426,414
Next PLC	51,565	3,626,536
Nomad Foods, Ltd. (b)	49,446	1,056,167
Ocado Group PLC (b)	96,494	1,433,169
Pearson PLC	287,904	3,002,408
Pennon Group PLC	100,557	950,627
Persimmon PLC	31,115	790,813
Petrofac, Ltd.	57,777	316,191
Phoenix Group Holdings PLC	135,567	1,223,281
Security Description	Shares	Value
Provident Financial PLC	26,743	$140,398
Prudential PLC	616,013	13,453,438
Quilter PLC (f)	568,308	1,015,348
Reach PLC	114,125	113,147
Reckitt Benckiser Group PLC	173,047	13,685,524
Redrow PLC	49,680	343,959
RELX PLC (d)	303,889	7,385,174
RELX PLC (d)	246,966	5,984,893
Rentokil Initial PLC	446,355	2,258,103
Rightmove PLC	246,063	1,674,490
Rio Tinto PLC	285,233	17,717,001
Rio Tinto, Ltd.	95,077	6,922,896
Rolls-Royce Holdings PLC	517,744	5,537,672
Rotork PLC	264,149	1,064,354
Royal Bank of Scotland Group PLC	1,082,489	3,028,149
Royal Mail PLC	110,333	297,552
RPC Group PLC	98,427	992,875
RSA Insurance Group PLC	329,570	2,419,352
Sage Group PLC	270,759	2,765,031
Schroders PLC	27,535	1,068,836
Segro PLC REIT	229,787	2,135,470
Serco Group PLC (b)	436,979	800,846
Severn Trent PLC	57,719	1,504,440
Shaftesbury PLC REIT	67,319	688,842
Smith & Nephew PLC	230,932	5,011,118
Smiths Group PLC	137,701	2,742,695
Spectris PLC	29,732	1,089,033
Spirax-Sarco Engineering PLC	17,368	2,030,276
Sports Direct International PLC (b)	37,795	132,857
SSE PLC	343,002	4,897,964
SSP Group PLC	107,023	934,388
St James's Place PLC	126,203	1,763,592
Standard Chartered PLC	702,012	6,381,026
Standard Life Aberdeen PLC	895,531	3,357,681
Subsea 7 SA	60,872	732,873
TalkTalk Telecom Group PLC	105,095	149,136
Tate & Lyle PLC	219,779	2,065,399
Taylor Wimpey PLC	594,591	1,193,751
Telecom Plus PLC	15,011	269,373
Tesco PLC	2,633,909	7,599,384
Thomas Cook Group PLC (b)(c)	258,822	43,333
TP ICAP PLC	141,146	538,191
Travis Perkins PLC	38,602	626,146
Tritax Big Box REIT PLC	524,759	1,030,509
Tullow Oil PLC	437,655	1,166,923
Unilever NV	400,032	24,399,612
Unilever PLC	279,335	17,400,423
UNITE Group PLC REIT	63,114	782,769
United Utilities Group PLC	171,361	1,707,218
Victrex PLC	22,863	629,675
Vodafone Group PLC	6,943,124	11,427,382
Weir Group PLC	28,005	551,203
WH Smith PLC	26,021	652,404
Whitbread PLC	45,707	2,692,750

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
William Hill PLC	347,305	$683,134
Wm Morrison Supermarkets PLC	952,012	2,440,215
Workspace Group PLC REIT	56,994	633,967
WPP PLC	323,985	4,082,949
		601,067,391
UNITED STATES — 0.2%
Argonaut Gold, Inc. (b)	84,961	115,730
Cushman & Wakefield PLC (b)	38,850	694,638
Flex, Ltd. (b)	332,862	3,185,489
ICON PLC (b)	14,882	2,291,382
International Game Technology PLC (c)	25,299	328,128
Mellanox Technologies, Ltd. (b)	11,202	1,239,725
REC Silicon ASA (b)(c)	732,848	50,842
Spotify Technology SA (b)	10,896	1,593,213
Stratasys, Ltd. (b)	11,097	325,919
		9,825,066
TOTAL COMMON STOCKS (Cost $4,674,934,566)		4,635,354,937

RIGHTS — 0.0% (a)
CANADA — 0.0% (a)
Pan American Silver Corp. (CVR) (expiring 02/22/29) (b) (e)	32,808	12,553
SOUTH KOREA — 0.0% (a)
CMG Pharmaceutical Co., LTD (expiring 07/23/19) (b) (c) (e)	9,707	2,985
Helixmith Co., Ltd. (expiring 08/06/19) (b) (e)	94	2,654
		5,639
SPAIN — 0.0% (a)
ACS Actividades de Construccion y Servicios SA (expiring 07/11/19) (b)	51,490	80,919
Repsol SA (expiring 07/09/19) (b)	364,156	202,291
Sacyr SA (expiring 07/05/19) (b) (c)	134,256	8,042
		291,252
TOTAL RIGHTS (Cost $313,429)		309,444
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (h) (i)	91,045,374	91,045,374
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (j) (k)	104,320,254	$104,320,254
TOTAL SHORT-TERM INVESTMENTS (Cost $195,365,628)		195,365,628
TOTAL INVESTMENTS — 103.6% (Cost $4,870,613,623)		4,831,030,009
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(167,057,503)
NET ASSETS — 100.0%		$4,663,972,506
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2019.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $3,472,223 representing 0.1% of net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $57,723, representing less than 0.05% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
CVR	= Contingent Value Rights
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

See accompanying notes to schedules of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,631,843,183	$3,454,031	$57,723	$4,635,354,937
Rights	291,252	18,192	—	309,444
Short-Term Investments	195,365,628	—	—	195,365,628
TOTAL INVESTMENTS	$4,827,500,063	$3,472,223	$57,723	$4,831,030,009
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,540,078	$6,540,078	$200,236,810	$115,731,514	$—	$—	91,045,374	$91,045,374	$105,853
State Street Navigator Securities Lending Government Money Market Portfolio	63,672,719	63,672,719	427,180,703	490,853,422	—	—	—	—	779,740
State Street Navigator Securities Lending Portfolio III	—	—	396,692,531	292,372,277	—	—	104,320,254	104,320,254	579,040
Total		$70,212,797	$1,024,110,044	$898,957,213	$—	$—		$195,365,628	$1,464,633
See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 6.7%
A2B Australia, Ltd.	122,006	$151,115
Abacus Property Group REIT	173,100	498,039
Accent Group, Ltd.	282,888	274,946
AET&D Holdings No. 1 Pty, Ltd. (a)(b)	110,316	—
Altura Mining, Ltd. (c)	1,749,889	141,218
AMA Group, Ltd.	340,148	341,339
APN Industria REIT (b)	105,060	213,068
Appen, Ltd.	56,389	1,107,592
ARB Corp., Ltd. (b)	45,022	575,014
Ardent Leisure Group, Ltd.	132,153	97,375
Arena REIT	193,923	372,874
ARQ Group, Ltd.	173,542	85,248
Astro Japan Property Group REIT (a)(c)	33,776	—
Aurelia Metals, Ltd. (c)	566,060	196,630
Ausdrill, Ltd.	223,788	286,604
Australian Agricultural Co., Ltd. (b)(c)	200,637	140,093
Australian Pharmaceutical Industries, Ltd.	322,102	298,366
Aveo Group	129,329	170,622
Bapcor, Ltd.	109,882	430,272
BCI Minerals, Ltd. (c)	3	—
Bega Cheese, Ltd. (b)	91,191	305,888
Bellamy's Australia, Ltd. (b)(c)	49,993	291,536
Bingo Industries, Ltd. (b)	269,804	427,897
Bravura Solutions, Ltd.	92,967	317,064
Breville Group, Ltd.	61,671	708,022
Brickworks, Ltd.	42,896	490,366
Bubs Australia, Ltd. (b)(c)	611,726	482,938
Buru Energy, Ltd. (c)	12	2
BWP Trust REIT	176,855	456,717
BWX, Ltd. (b)	61,620	78,916
Cedar Woods Properties, Ltd.	64,092	256,366
Central Petroleum, Ltd. (c)	21	2
Charter Hall Education Trust	159,130	406,477
Charter Hall Long Wale REIT	89,738	315,498
Charter Hall Retail REIT (b)	269,592	826,744
Class, Ltd. (b)	187,752	196,974
Collins Foods, Ltd.	54,002	314,536
Cooper Energy, Ltd. (c)	959,732	363,686
Costa Group Holdings, Ltd.	198,310	562,223
Credit Corp. Group, Ltd. (b)	29,067	540,949
Cromwell Property Group REIT	582,337	471,996
CSR, Ltd.	266,970	732,524
Dacian Gold, Ltd. (b)(c)	134,714	50,104
Data#3, Ltd.	6	9
Domain Holdings Australia, Ltd. (b)	105,642	235,747
Eclipx Group, Ltd.	154,779	142,287
Elders, Ltd.	65,996	287,602
Emeco Holdings, Ltd. (c)	129,057	187,471
EML Payments, Ltd. (c)	198,260	411,822
Security Description	Shares	Value
ERM Power, Ltd.	237,049	$311,073
Estia Health, Ltd.	105,172	194,844
Evolution Mining, Ltd.	45	138
FAR, Ltd. (b)(c)	4,503,860	218,080
Fleetwood Corp., Ltd. (c)	30	36
G8 Education, Ltd.	326,857	694,997
Galaxy Resources, Ltd. (b)(c)	172,069	147,918
GDI Property Group REIT	230,393	223,924
Genworth Mortgage Insurance Australia, Ltd. (b)	93,897	185,157
Gold Road Resources, Ltd. (b)(c)	483,246	335,727
GrainCorp, Ltd. Class A	110,891	620,207
Greenland Minerals, Ltd. (c)	97	9
Growthpoint Properties Australia, Ltd. REIT	83,201	240,552
GUD Holdings, Ltd.	48,302	339,298
GWA Group, Ltd.	141,519	339,643
Hansen Technologies, Ltd.	102,982	284,012
Healius, Ltd.	352,681	747,431
Horizon Oil, Ltd. (c)	54	4
Hotel Property Investments REIT	88,585	213,846
HT&E, Ltd. (b)	74,088	91,505
HUB24, Ltd.	31,426	261,992
Icon Energy, Ltd. (c)	24	—
IDP Education, Ltd.	51,114	633,451
Imdex, Ltd.	328,374	300,720
IMF Bentham, Ltd. (b)(c)	122,348	250,704
Independence Group NL	249,868	827,628
Infigen Energy	4,965	1,655
Ingenia Communities Group REIT	68,462	155,660
Inghams Group, Ltd. (b)	90,053	254,043
Integrated Research, Ltd. (b)	151,110	349,937
InvoCare, Ltd. (b)	135,227	1,517,380
ioneer, Ltd. (b)(c)	1,224,771	116,030
IPH, Ltd.	109,976	575,730
IRESS, Ltd.	57,196	559,112
Jupiter Mines, Ltd. (b)	1,011,358	244,854
Karoon Energy, Ltd. (b)(c)	344,651	230,975
Kidman Resources, Ltd. (b)(c)	305,359	402,857
Kingsgate Consolidated, Ltd. (c)	1,447	249
Kogan.com, Ltd. (b)	64,497	214,989
Liquefied Natural Gas, Ltd. (b)(c)	273,884	45,167
Lovisa Holdings, Ltd. (b)	38,592	307,651
Lynas Corp., Ltd. (b)(c)	381,239	687,564
MACA, Ltd.	332,511	210,006
Mayne Pharma Group, Ltd. (c)	994,059	355,766
McMillan Shakespeare, Ltd.	44,270	379,322
Mesoblast, Ltd. (b)(c)	218,674	226,345
Metcash, Ltd. (b)	506,882	914,160
Mincor Resources NL (c)	9	3
Monadelphous Group, Ltd.	49,702	656,062
Monash IVF Group, Ltd.	338,620	331,489
Money3 Corp., Ltd.	184,595	274,624
Mount Gibson Iron, Ltd.	56,397	40,368
Myer Holdings, Ltd. (b)(c)	464,787	177,759
Nanosonics, Ltd. (c)	165,207	651,549

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Navigator Global Investments, Ltd.	65,498	$181,095
Navitas, Ltd. (b)	153,974	628,858
nearmap, Ltd. (c)	210,704	558,917
Netwealth Group, Ltd. (b)	46,765	262,539
New Century Resources, Ltd. (b)(c)	366,438	124,717
New South Resources, Ltd.	323,956	397,838
NEXTDC, Ltd. (b)(c)	201,216	916,410
Nick Scali, Ltd. (b)	44,318	194,687
Nine Entertainment Co. Holdings, Ltd.	815,667	1,073,239
NRW Holdings, Ltd.	209,157	368,408
Nufarm, Ltd. (b)	117,564	338,252
OceanaGold Corp.	351,278	962,369
OFX Group, Ltd.	239,909	234,015
oOh!media, Ltd.	140,957	385,775
Orocobre, Ltd. (b)(c)	102,922	203,676
Perpetual, Ltd.	27,345	810,558
Perseus Mining, Ltd. (c)	596,355	244,818
Pilbara Minerals, Ltd. (b)(c)	1,136,818	434,780
Praemium, Ltd. (c)	349,541	98,116
Quintis, Ltd. (a)(b)(c)	148,677	—
Regis Healthcare, Ltd.	106,890	197,276
Regis Resources, Ltd.	321,291	1,190,460
Resolute Mining, Ltd.	329,344	308,541
Rural Funds Group REIT	183,846	296,732
Sandfire Resources NL	114,787	538,891
Saracen Mineral Holdings, Ltd. (c)	501,387	1,294,802
Service Stream, Ltd.	235,470	464,327
Seven West Media, Ltd. (c)	515,257	168,135
SG Fleet Group, Ltd.	80,792	167,253
Shopping Centres Australasia Property Group REIT	358,651	601,523
Silver Lake Resources, Ltd. (b)(c)	292,047	257,205
Slater & Gordon, Ltd. (c)	41	44
SmartGroup Corp., Ltd.	49,162	287,725
SolGold PLC (b)(c)	722,215	294,132
Southern Cross Media Group, Ltd.	530,538	465,381
SpeedCast International, Ltd. (b)	133,076	324,984
St Barbara, Ltd.	403,766	833,028
Starpharma Holdings, Ltd. (b)(c)	253,684	242,111
Steadfast Group, Ltd.	406,450	1,001,144
Strandline Resources, Ltd. (c)	53	5
Sundance Energy Australia, Ltd. (c)	483,169	93,243
Super Retail Group, Ltd. (b)	61,393	354,569
Superloop, Ltd. (b)(c)	111,018	119,977
Tap Oil, Ltd. (c)	9	1
Tassal Group, Ltd.	140,344	482,583
Technology One, Ltd.	137,248	758,953
Tiger Resources, Ltd. (a)(c)	2,464	—
Villa World, Ltd.	176,400	273,573
Virtus Health, Ltd.	17,657	55,759
Vita Group, Ltd.	167	153
Viva Energy REIT	179,184	326,930
Security Description	Shares	Value
Vocus Group, Ltd. (c)	351,629	$806,891
Webjet, Ltd.	86,294	823,573
Westgold Resources, Ltd.	101,686	133,796
		54,169,747
AUSTRIA — 0.4%
AT&S Austria Technologie & Systemtechnik AG	13,224	239,747
DO & Co. AG	3,809	368,058
FACC AG (b)	11,878	166,919
Palfinger AG	5,699	175,231
POLYTEC Holding AG (b)	4,583	45,720
Porr AG (b)	8,482	187,391
S IMMO AG	32,779	710,739
S&T AG	24,661	575,159
Schoeller-Bleckmann Oilfield Equipment AG	5,255	446,436
		2,915,400
BELGIUM — 1.4%
Aedifica SA REIT	11,150	1,065,331
AGFA-Gevaert NV (c)	98,498	382,947
Balta Group NV (d)	50,648	161,787
Barco NV	11,024	2,325,026
Befimmo SA REIT	7,670	441,971
Bekaert SA (b)	23,639	634,776
Biocartis NV (b)(c)(d)	19,103	226,247
Econocom Group SA	52,779	188,729
Euronav NV (b)	104,002	974,148
Exmar NV (b)(c)	38,197	243,593
Fagron	15,832	321,646
Intervest Offices & Warehouses NV REIT (b)	13,075	367,778
Ion Beam Applications (c)	11,710	177,894
Kinepolis Group NV	3,693	201,868
Materialise NV ADR (b)(c)	19,783	386,164
MDxHealth (b)(c)	55,311	77,475
Mithra Pharmaceuticals SA (b)(c)	7,854	230,938
Recticel SA	32,046	289,397
Retail Estates NV REIT	5,743	531,713
Sipef NV (b)	4,441	212,917
Tessenderlo Group SA (c)	29,599	989,311
Van de Velde NV (b)	9,441	295,664
X-Fab Silicon Foundries SE (c)(d)	48,148	271,413
		10,998,733
CANADA — 8.5%
Aecon Group, Inc.	30,837	452,378
Ag Growth International, Inc. (b)	6,913	290,962
Aimia, Inc. (c)	99,885	291,992
Alamos Gold, Inc. Class A	238,805	1,443,703
Altius Minerals Corp. (b)	39,685	386,297
Altus Group, Ltd. (b)	20,768	509,684
Arbutus Biopharma Corp. (b)(c)(e)	31,793	66,129
Arbutus Biopharma Corp. (e)(f)	11,276	23,500
Aritzia, Inc. (c)	34,751	446,238

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Artis Real Estate Investment Trust	50,109	$445,967
Asanko Gold, Inc. (c)	95,538	60,682
Athabasca Oil Corp. (b)(c)	169,748	96,127
Atrium Mortgage Investment Corp. (b)	37,896	387,153
ATS Automation Tooling Systems, Inc. (c)	36,523	595,324
AutoCanada, Inc. (b)	17,993	158,071
Badger Daylighting, Ltd.	16,445	601,295
Ballard Power Systems, Inc. (b)(c)	77,681	318,036
Baytex Energy Corp. (b)(c)	340,101	528,337
Birchcliff Energy, Ltd.	121,542	241,828
Black Diamond Group, Ltd. (c)	645	1,012
Boardwalk Real Estate Investment Trust	13,567	413,629
Bonterra Energy Corp. (b)	22,956	95,039
Boralex, Inc. Class A (b)	27,167	409,350
Boston Pizza Royalties Income Fund	20,460	272,591
Boyd Group Income Fund	5,481	694,043
Calfrac Well Services, Ltd. (c)	25,578	40,713
Canaccord Genuity Group, Inc.	58,382	268,064
Canacol Energy, Ltd. (b)(c)	55,638	187,340
Canadian Solar, Inc. (c)	19,891	434,221
CannTrust Holdings, Inc. (b)(c)	44,627	224,031
CanWel Building Materials Group, Ltd. (b)	63,171	234,459
Cascades, Inc.	27,727	223,641
Celestica, Inc. (c)	62,776	429,476
Centerra Gold, Inc. (c)	100,624	709,970
CES Energy Solutions Corp. (b)	157,844	292,315
Chemtrade Logistics Income Fund	24,176	173,353
Chorus Aviation, Inc. (b)	86,569	511,431
Cineplex, Inc. (b)	37,069	652,165
Cogeco, Inc.	4,758	304,250
Colossus Minerals, Inc. (a)(c)	390	—
Cominar Real Estate Investment Trust	59,042	565,231
Computer Modelling Group, Ltd.	2,160	12,034
Continental Gold, Inc. (b)(c)	86,423	250,655
Copper Mountain Mining Corp. (b)(c)	321,705	206,797
Corus Entertainment, Inc. Class B	86,071	404,420
Crew Energy, Inc. (c)	87,860	54,461
CRH Medical Corp. (b)(c)	69,112	208,381
Crius Energy Trust	55,229	362,206
Crombie Real Estate Investment Trust	20,284	233,769
Cronos Group, Inc. (b)(c)	92,320	1,484,326
Denison Mines Corp. (b)(c)	339,550	181,890
Detour Gold Corp. (c)	100,904	1,275,633
DIRTT Environmental Solutions (b)(c)	33,087	188,635
Dream Industrial Real Estate Investment Trust	34,348	310,164
Dream Office Real Estate Investment Trust	20,359	368,308
Security Description	Shares	Value
DREAM Unlimited Corp. Class A	52,125	$289,993
Dundee Precious Metals, Inc. (c)	59,405	221,845
ECN Capital Corp.	132,118	426,660
Eldorado Gold Corp. (b)(c)	84,201	490,354
Endeavour Mining Corp. (b)(c)	47,136	770,119
Endeavour Silver Corp. (b)(c)	45,346	93,694
Enerflex, Ltd.	45,283	590,836
Enghouse Systems, Ltd.	25,013	662,866
Ensign Energy Services, Inc.	60,855	199,784
Equitable Group, Inc.	7,078	393,183
Exchange Income Corp. (b)	13,897	406,249
Exco Technologies, Ltd.	37,618	223,103
Extendicare, Inc. (b)	49,783	319,632
Fiera Capital Corp. (b)	33,285	287,320
Firm Capital Mortgage Investment Corp.	33,777	349,725
First Majestic Silver Corp. (b)(c)	102,682	812,498
Fortuna Silver Mines, Inc. (c)	83,234	237,584
Freehold Royalties, Ltd. (b)	20,391	132,169
GASFRAC Energy Services, Inc. (a)(c)	21,904	—
goeasy, Ltd.	6,890	279,449
Golden Star Resources, Ltd. (c)	55,845	225,055
Gran Tierra Energy, Inc. (c)	216,186	339,148
Granite Real Estate Investment Trust	11,446	528,088
Great Basin Gold, Ltd. (a)(c)	266,255	—
Green Organic Dutchman Holdings, Ltd. (b)(c)	86,393	213,545
Green Organic Dutchman Holdings, Ltd. (b)(f)	92,249	4,241
Guyana Goldfields, Inc. (b)(c)	85,974	67,766
HEXO Corp. (b)(c)	100,059	535,230
Home Capital Group, Inc. (c)	34,954	518,659
Horizon North Logistics, Inc.	140,846	200,477
Hudbay Minerals, Inc.	173,943	943,758
Hudson's Bay Co.	66,974	492,022
IAMGOLD Corp. (b)(c)	288,942	979,539
Innergex Renewable Energy, Inc. (b)	62,616	667,968
Interfor Corp. (c)	30,342	323,679
International Petroleum Corp. (b)(c)	42,914	190,560
InterRent Real Estate Investment Trust	8,836	93,313
Intertape Polymer Group, Inc.	38,505	542,473
Ivanhoe Mines, Ltd. Class A (c)	326,583	1,039,667
Jamieson Wellness, Inc.	17,850	274,699
K-Bro Linen, Inc.	9,423	288,441
Kelt Exploration, Ltd. (b)(c)	63,703	190,122
Killam Apartment Real Estate Investment Trust	22,283	320,411
Kinaxis, Inc. (c)	12,967	810,419
Kinder Morgan Canada, Ltd. (b)(d)	21,023	187,747
Knight Therapeutics, Inc. (c)	77,638	458,669

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Labrador Iron Ore Royalty Corp. (b)	41,059	$1,100,353
Laurentian Bank of Canada (b)	28,574	983,553
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
Lithium Americas Corp. (b)(c)	32,036	129,443
Lucara Diamond Corp. (b)	123,175	148,932
MAG Silver Corp. (b)(c)	55,668	588,737
Martinrea International, Inc.	74,026	615,207
Medical Facilities Corp. (b)	17,864	169,378
MEG Energy Corp. (c)	156,061	599,523
Morguard North American Residential Real Estate Investment Trust	22,050	310,818
Morneau Shepell, Inc. (b)	37,154	840,745
MTY Food Group, Inc.	10,562	528,282
Mullen Group, Ltd. (b)	63,926	464,738
Neptune Wellness Solutions, Inc. (b)(c)	58,929	257,046
New Gold, Inc. (b)(c)	366,537	356,229
NexGen Energy, Ltd. (c)	163,036	254,520
North American Palladium, Ltd.	3	33
North West Co., Inc. (b)	31,301	715,965
Northview Apartment Real Estate Investment Trust	16,472	339,083
NorthWest Healthcare Properties Real Estate Investment Trust	23,236	209,466
Novagold Resources, Inc. (b)(c)	126,745	747,812
NuVista Energy, Ltd. (c)	149,130	297,861
Obsidian Energy, Ltd. (b)(c)	71,231	85,036
Optiva, Inc. (c)	16	493
Osisko Gold Royalties, Ltd.	76,856	802,820
Osisko Mining, Inc. (b)(c)	96,562	243,853
Painted Pony Energy, Ltd. (b)(c)	88,983	65,371
Paramount Resources, Ltd. Class A (b)(c)	18,600	92,947
Park Lawn Corp.	13,780	303,387
Pason Systems, Inc.	42,506	617,382
Pengrowth Energy Corp. (b)(c)	255,285	95,726
Peyto Exploration & Development Corp. (b)	110,974	332,901
Points International, Ltd. (c)	21,999	271,688
Polaris Infrastructure, Inc.	29,263	329,636
Poseidon Concepts Corp. (a)(c)	43,064	—
Precision Drilling Corp. (c)	153,577	289,114
Pretium Resources, Inc. (c)	116,224	1,164,241
Quarterhill, Inc. (b)	191,748	206,899
Recipe Unlimited Corp.	9,826	198,513
Rogers Sugar, Inc. (b)	67,916	291,570
Rubicon Minerals Corp. (c)	15	8
Russel Metals, Inc.	35,733	604,323
Sandstorm Gold, Ltd. (c)	114,501	637,017
Savaria Corp. (b)	25,228	260,051
Seabridge Gold, Inc. (b)(c)	14,327	194,060
Secure Energy Services, Inc. (b)	115,690	632,123
SEMAFO, Inc. (c)	151,483	598,165
ShawCor, Ltd.	35,183	493,249
Security Description	Shares	Value
Sienna Senior Living, Inc. (b)	40,687	$605,596
Sierra Wireless, Inc. (b)(c)	18,417	223,386
SilverCrest Metals, Inc. (c)	54	214
Slate Office REIT	38,653	173,632
Sleep Country Canada Holdings, Inc. (d)	18,047	262,401
Source Energy Services, Ltd. (b)(c)	79,386	41,918
Southern Pacific Resource Corp. (a)(c)	281,142	—
Sprott, Inc. (b)	137,455	354,485
SSR Mining, Inc. (c)	71,713	983,430
STEP Energy Services, Ltd. (b)(c)(d)	59,257	85,252
Stuart Olson, Inc. (b)	69	179
Summit Industrial Income REIT	42,586	419,750
SunOpta, Inc. (b)(c)	33,909	111,561
Superior Plus Corp. (b)	91,796	938,507
Surge Energy, Inc. (b)	192,362	188,424
Tamarack Valley Energy, Ltd. (c)	181,370	290,081
Taseko Mines, Ltd. (c)	372,051	196,453
Teranga Gold Corp. (c)	35,323	108,395
Theratechnologies, Inc. (b)(c)	57,798	312,266
Timbercreek Financial Corp. (b)	27,462	199,437
TORC Oil & Gas, Ltd.	57,015	178,451
Torex Gold Resources, Inc. (c)	40,509	417,257
TransAlta Corp.	153,912	1,003,505
Transat AT, Inc. (c)	44,423	458,593
Trican Well Service, Ltd. (b)(c)	39,490	35,357
Tricon Capital Group, Inc.	71,107	544,152
True North Commercial Real Estate Investment Trust	53,957	272,933
Twin Butte Energy, Ltd. (a)(c)	83,708	—
Uni-Select, Inc. (b)	41,163	391,234
Valener, Inc.	11,291	223,098
Wesdome Gold Mines, Ltd. (c)	100,589	414,903
Western Forest Products, Inc. (b)	203,532	249,207
WestJet Airlines, Ltd.	64,761	1,523,438
Westshore Terminals Investment Corp. (b)	31,213	525,014
Xenon Pharmaceuticals, Inc. (b)(c)	20,664	203,747
Yangarra Resources, Ltd. (b)(c)	73,676	126,857
		68,175,875
CAYMAN ISLANDS — 0.0% (g)
Zheng Li Holdings, Ltd. (b)(c)	1,320,000	185,856
CHINA — 0.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	156,127
China Gold International Resources Corp., Ltd. (c)	87,451	109,753
China Merchants Land, Ltd.	212,000	30,935
China New Town Development Co., Ltd.	16,000	371
China Yuchai International, Ltd.	8,746	131,103

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Gemdale Properties & Investment Corp., Ltd.	2,836,000	$337,597
Greenland Hong Kong Holdings, Ltd.	199,000	79,218
HC Group, Inc. (b)(c)	365,000	149,037
Nam Tai Property, Inc. (b)	14,586	142,213
VSTECS Holdings, Ltd.	548,000	304,425
		1,440,779
DENMARK — 0.8%
ALK-Abello A/S (c)	4,110	959,460
Alm Brand A/S	21,659	191,507
AMAG Pharmaceuticals, Inc. (a)(c)	308,573	—
Bang & Olufsen A/S (c)	31,844	222,140
Bavarian Nordic A/S (b)(c)	19,253	475,597
H&H International A/S Class B (b)(c)	33,083	529,005
Matas A/S	28,698	311,763
Nilfisk Holding A/S (c)	10,621	297,206
NKT A/S (b)(c)	16,854	259,470
NNIT A/S (d)	8,426	162,760
OW Bunker A/S (a)(b)(c)	9,828	—
Per Aarsleff Holding A/S	12,543	447,828
Ringkjoebing Landbobank A/S	11,348	737,603
RTX A/S	9,643	232,468
Scandinavian Tobacco Group A/S Class A (d)	32,338	377,458
Spar Nord Bank A/S	37,732	332,184
Sydbank A/S	38,383	732,639
Zealand Pharma A/S (c)	24,046	523,553
		6,792,641
FINLAND — 0.7%
Aktia Bank Oyj	25,804	253,598
Bittium Oyj (b)	44,882	318,937
Caverion Oyj (b)	69,906	548,506
Citycon Oyj (b)	24,869	259,419
Cramo Oyj	30,022	713,868
Finnair Oyj	30,636	244,218
F-Secure Oyj (b)(c)	69,173	195,360
Oriola Oyj Class B (b)	37,994	86,751
Outotec Oyj (c)	105,172	556,211
Pihlajalinna Oyj (b)	12,373	158,658
Raisio Oyj Class V	49,239	162,893
Ramirent Oyj	37,037	377,069
Sanoma Oyj	37,285	360,275
Terveystalo Oyj (d)	28,773	299,815
Tikkurila Oyj	22,061	371,821
Tokmanni Group Corp.	23,767	217,068
Uponor Oyj	27,707	301,171
YIT Oyj (b)	77,401	476,861
		5,902,499
FRANCE — 2.1%
Akka Technologies (b)	7,717	556,288
AKWEL	11,011	201,883
Albioma SA	12,915	342,687
Security Description	Shares	Value
Altamir	8,101	$149,452
Assystem SA	2,447	99,483
Aubay	5,809	207,389
Beneteau SA	30,332	334,195
Bigben Interactive	24,165	326,377
Boiron SA	3,533	150,273
Bonduelle SCA	14,146	463,953
Cellectis SA (b)(c)	19,967	307,878
CGG SA (c)	456,079	858,280
Chargeurs SA (b)	9,555	189,769
Cie des Alpes	6,179	171,342
Claranova SADIR (c)	241,375	214,267
Coface SA	45,755	462,179
Criteo SA ADR (c)	35,500	610,955
DBV Technologies SA (b)(c)	15,928	267,910
Devoteam SA	3,174	380,251
Etablissements Maurel et Prom	2,152	7,132
Europcar Mobility Group (b)(d)	61,097	435,902
Genfit (b)(c)	1,935	38,827
GL Events	9,687	253,726
Groupe Crit	3,130	211,372
Groupe Guillin	8,266	178,665
Guerbet	3,241	176,054
Haulotte Group SA (b)	3,484	28,170
ID Logistics Group (c)	1,346	239,427
Interparfums SA	2,921	140,209
IPSOS (b)	16,043	423,859
Jacquet Metal Service SA	19,193	393,426
Kaufman & Broad SA	9,997	382,978
Latecoere SACA (c)	58,285	190,496
Lectra	16,074	412,779
LNA Sante SA	7,977	400,614
Maisons du Monde SA (d)	30,757	734,147
Manitou BF SA	6,529	201,866
Mercialys SA REIT	37,556	496,546
Mersen SA	8,211	315,586
Nanobiotix (b)(c)	14,730	163,216
Neopost SA	19,932	426,733
Nexans SA	19,062	640,815
Nicox (b)(c)	19,124	108,674
Parrot SA (b)(c)	36,097	162,579
Pierre & Vacances SA (c)	1,138	20,269
Plastivaloire	17,487	127,451
SMCP SA (c)(d)	39,880	673,964
Solocal Group (b)(c)	219,868	226,599
SRP Groupe SA (c)(d)	26,375	41,269
Synergie SA	6,544	236,611
Talend SA ADR (c)	9,942	383,662
Tarkett SA	20,311	476,482
Valneva SE (c)	49,192	177,863
Vilmorin & Cie SA	4,352	249,290
Virbac SA (c)	2,044	391,520
		16,463,589
GERMANY — 2.6%
ADLER Real Estate AG	15,031	192,056

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
ADVA Optical Networking SE (c)	13,195	$96,620
AIXTRON SE (c)	66,868	639,197
Amadeus Fire AG	3,456	471,496
Aumann AG (d)	7,360	157,238
AURELIUS Equity Opportunities SE & Co. KGaA	16,812	799,517
Basler AG	4,239	241,369
Bertrandt AG	3,092	220,073
bet-at-home.com AG	1,928	121,637
Biotest AG Preference Shares	12,582	314,508
Borussia Dortmund GmbH & Co. KGaA	43,193	407,032
CANCOM SE	19,205	1,021,797
Cewe Stiftung & Co. KGaA	3,468	343,594
Corestate Capital Holding SA	7,737	264,768
Deutsche Beteiligungs AG	6,889	266,344
Deutsche Pfandbriefbank AG (d)	63,627	766,611
Deutz AG	66,904	652,951
DIC Asset AG	46,764	540,004
Draegerwerk AG & Co. KGaA Preference Shares	5,403	340,873
Elmos Semiconductor AG	11,039	276,567
Encavis AG	70,037	547,141
FinTech Group AG (c)	8,583	190,404
Gesco AG	7,832	214,950
GFT Technologies SE	12,913	103,231
Hamborner REIT AG	49,465	507,540
Hamburger Hafen und Logistik AG	13,184	348,924
Heidelberger Druckmaschinen AG (c)	126,088	202,748
Hornbach Holding AG & Co. KGaA	7,060	401,595
Hypoport AG (c)	2,115	579,259
Indus Holding AG	24,422	1,098,566
Isra Vision AG	7,764	346,416
JOST Werke AG (d)	8,468	297,016
Kloeckner & Co. SE	11,674	69,995
Koenig & Bauer AG	9,487	391,746
Leifheit AG	13,839	327,017
Leoni AG (c)	19,544	323,501
MBB SE	2,638	209,390
Medigene AG (c)	16,018	135,442
Nordex SE (c)	42,500	586,596
PATRIZIA Immobilien AG	47,543	985,384
Pfeiffer Vacuum Technology AG	4,187	615,092
PNE AG	81,407	230,839
QSC AG	173,265	268,742
RHOEN-KLINIKUM AG	10,888	333,540
RIB Software SE	22,311	458,356
SAF-Holland SA	35,304	410,083
SGL Carbon SE (c)	25,628	208,674
STRATEC SE	3,243	210,139
SUESS MicroTec SE (c)	11,517	123,155
Surteco Group SE	9,057	261,979
Takkt AG	17,901	260,937
Tom Tailor Holding SE (f)	47,313	128,881
Security Description	Shares	Value
Vossloh AG	4,538	$166,922
Wacker Neuson SE	10,606	267,168
Washtec AG	6,615	450,483
zooplus AG (c)	2,898	395,369
		20,791,472
GREECE — 0.0% (g)
Tata Global Beverages, Ltd. (a)(c)	129,076	—
HONG KONG — 1.8%
Beijing Gas Blue Sky Holdings, Ltd. (b)(c)	3,752,000	113,821
BOCOM International Holdings Co., Ltd.	1,294,000	218,634
Bright Smart Securities & Commodities Group, Ltd.	1,348,000	272,620
Cafe de Coral Holdings, Ltd.	177,191	527,321
China Baoli Technologies Holdings, Ltd. (c)	5,000	63
China Goldjoy Group, Ltd. (b)	4,288,000	216,801
China LNG Group, Ltd. (b)(c)	433,499	33,293
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Youzan, Ltd. (b)(c)	4,444,000	273,039
C-Mer Eye Care Holdings, Ltd. (b)	372,000	208,082
Common Splendor International Health Industry Group, Ltd. (b)(c)	2,390,000	159,078
CSI Properties, Ltd.	5,990,000	299,021
Digital Domain Holdings, Ltd. (b)(c)	10,696,696	156,086
Emperor Capital Group, Ltd.	5,676,000	210,693
Enerchina Holdings, Ltd. (b)	4,359,770	546,890
Fairwood Holdings, Ltd.	163,000	561,242
Far East Consortium International, Ltd.	523,217	241,098
First Pacific Co., Ltd.	1,288,000	522,619
Giordano International, Ltd.	1,490,000	652,262
Global Cord Blood Corp.	8,037	46,454
Gold-Finance Holdings, Ltd. (c)(f)	1,158,000	10,672
G-Resources Group, Ltd. (c)	21,790	176
HKBN, Ltd.	571,413	1,029,823
Honbridge Holdings, Ltd. (c)	1,436,000	134,180
Huanxi Media Group, Ltd. (c)	1,140,000	221,798
Hutchison Telecommunications Hong Kong Holdings, Ltd.	840,000	197,837
K Wah International Holdings, Ltd.	1,233,238	719,816
Landing International Development, Ltd. (c)	796,920	110,166
Lee's Pharmaceutical Holdings, Ltd.	221,000	148,512
Madison Holdings Group, Ltd. (b)(c)	1,348,000	89,723
Mega Expo Holdings, Ltd. (b)	990,000	261,043
OP Financial, Ltd. (b)	776,000	194,683
Pacific Basin Shipping, Ltd.	3,027,000	554,062

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Pacific Textiles Holdings, Ltd.	512,000	$405,013
Peace Mark Holdings, Ltd. (a)(c)	504,228	—
Prosperity REIT	608,000	265,380
Regina Miracle International Holdings, Ltd. (b)(d)	404,000	320,097
Road King Infrastructure, Ltd.	536,482	1,106,956
Sa Sa International Holdings, Ltd. (b)	773,248	221,706
Shenzhou Space Park Group, Ltd. (a)(c)	780,000	—
Shun Tak Holdings, Ltd.	1,030,849	412,999
SmarTone Telecommunications Holdings, Ltd.	245,792	234,073
SMI Holdings Group, Ltd. (a)(b)(c)	624,081	93,462
Summit Ascent Holdings, Ltd. (c)	26,000	5,391
Sun Hung Kai & Co., Ltd.	351,000	163,987
SUNeVision Holdings, Ltd.	295,000	256,768
Sunlight Real Estate Investment Trust	571,000	437,797
Superb Summit International Group, Ltd. (a)(b)(c)	1,685,500	—
Television Broadcasts, Ltd.	180,116	301,096
Texhong Textile Group, Ltd.	237,500	266,000
Tongda Group Holdings, Ltd. (b)	2,290,000	175,872
Tou Rong Chang Fu Group, Ltd. (a)(c)	2,412,000	18,215
Town Health International Medical Group, Ltd. (a)(b)(c)	1,848,000	81,608
Value Partners Group, Ltd. (b)	458,000	305,431
We Solutions, Ltd. (b)(c)	2,849,072	154,990
Zhaobangji Properties Holdings, Ltd. (b)(c)	240,000	265,728
Zhuguang Holdings Group Co., Ltd. (c)	1,374,000	202,253
		14,626,430
INDIA — 0.0% (g)
Eros International PLC (b)(c)	17,412	23,506
IRELAND — 1.2%
Amarin Corp. PLC ADR (b)(c)	167,258	3,243,133
C&C Group PLC	177,932	792,279
Cairn Homes PLC (c)	409,806	553,491
Dalata Hotel Group PLC	87,560	469,151
Fly Leasing, Ltd. ADR (c)	26,254	457,082
Glenveagh Properties PLC (c)(d)	248,485	207,138
Green REIT PLC	344,913	710,945
Greencore Group PLC	224,085	624,573
Hibernia REIT PLC	410,647	678,085
Irish Continental Group PLC	83,483	414,507
Irish Residential Properties REIT PLC	385,015	739,236
Origin Enterprises PLC	64,819	377,937
Permanent TSB Group Holdings PLC (c)	111,353	154,707
		9,422,264
Security Description	Shares	Value
ISRAEL — 1.8%
Airport City, Ltd. (c)	47,621	$874,294
Alony Hetz Properties & Investments, Ltd.	36,520	473,683
Amot Investments, Ltd.	56,940	378,371
Bayside Land Corp.	752	397,659
Ceragon Networks, Ltd. (c)	50,867	149,040
Clal Insurance Enterprises Holdings, Ltd. (c)	17,717	295,569
Delek Group, Ltd.	2,198	377,411
Delta Galil Industries, Ltd.	6,089	179,261
Electra Consumer Products 1970, Ltd.	25,760	315,197
Electra, Ltd.	2,368	662,685
Equital, Ltd. (c)	0 (h)	21
Foamix Pharmaceuticals, Ltd. (b)(c)	49,508	117,829
Formula Systems 1985, Ltd.	6,473	333,582
Gazit-Globe, Ltd.	48,051	396,905
Harel Insurance Investments & Financial Services, Ltd.	47,554	356,400
IDI Insurance Co., Ltd.	7,503	291,785
Inrom Construction Industries, Ltd.	80,267	281,544
Israel Discount Bank, Ltd. Class A	1	4
Ituran Location & Control, Ltd.	14,906	448,522
Jerusalem Economy, Ltd. (c)	142,970	547,981
Kornit Digital, Ltd. (b)(c)	19,985	632,725
Matrix IT, Ltd.	16,603	239,045
Nova Measuring Instruments, Ltd. (c)	27,860	695,221
Oil Refineries, Ltd. (c)	1,102,142	565,510
Partner Communications Co., Ltd. (c)	60,732	259,680
Paz Oil Co., Ltd.	6,314	887,648
Phoenix Holdings, Ltd.	47,020	284,502
Radware, Ltd. (c)	29,369	726,295
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	5,060	263,885
Reit 1, Ltd.	129,294	663,409
Sapiens International Corp. NV	28,285	461,959
Sella Capital Real Estate, Ltd. REIT	151,235	332,021
Shapir Engineering and Industry, Ltd.	75,304	275,960
Shikun & Binui, Ltd.	89,083	259,765
Shufersal, Ltd.	64,673	430,664
Silicom, Ltd. (b)(c)	7,280	237,983
UroGen Pharma, Ltd. (c)	6,465	232,352
		14,326,367
ITALY — 1.1%
Anima Holding SpA (d)	170,477	580,088
Arnoldo Mondadori Editore SpA (c)	160,158	288,903
Ascopiave SpA	41,543	178,829
Banca Carige SpA (a)(b)(c)	21,594,440	9,222

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Banca Farmafactoring SpA (d)	50,493	$281,757
Banca IFIS SpA	15,319	207,076
Banca Popolare di Sondrio SCPA	213,966	474,902
Biesse SpA (b)	8,049	103,395
Bio On SpA (b)(c)	4,140	253,176
Cairo Communication SpA	39,060	117,431
Cementir Holding SpA	37,221	270,431
CIR-Compagnie Industriali Riunite SpA	95,122	101,825
Credito Valtellinese SpA (c)	5,775,265	371,593
Danieli & C Officine Meccaniche SpA	19,051	239,950
doBank SpA (d)	23,905	317,965
El.En. SpA (b)	10,519	219,097
Falck Renewables SpA	117,153	492,564
Fila SpA	11,800	175,767
Gima TT SpA (b)(d)	19,321	179,213
Gruppo MutuiOnline SpA	13,491	240,593
Immobiliare Grande Distribuzione SIIQ SpA REIT	23,535	155,450
Italmobiliare SpA	2,457	59,318
Juventus Football Club SpA (b)(c)	217,680	366,387
Maire Tecnimont SpA (b)	70,231	227,780
MARR SpA	13,748	313,907
Openjobmetis SpA agenzia per il lavoro	25,100	205,804
Piaggio & C SpA	93,649	275,364
Prima Industrie SpA (b)	7,252	123,218
RAI Way SpA (d)	53,770	322,087
Retelit SpA (b)	157,275	250,747
Societa Cattolica di Assicurazioni SC	51,098	457,668
Tamburi Investment Partners SpA (b)	74,188	473,963
Technogym SpA (d)	40,760	454,427
Unieuro SpA (d)	21,690	347,784
		9,137,681
JAPAN — 37.5%
77 Bank, Ltd.	38,000	559,031
Access Co., Ltd. (b)	16,000	115,240
Achilles Corp.	3,100	56,683
ADEKA Corp.	46,800	691,531
Advanced Media, Inc. (b)(c)	17,100	204,743
Adways, Inc. (b)	10,500	31,381
Aeon Delight Co., Ltd.	14,300	422,735
Aeon Fantasy Co., Ltd.	7,900	163,734
AEON REIT Investment Corp.	836	1,070,800
Ahresty Corp.	8,100	41,876
Ai Holdings Corp. (b)	23,100	373,065
Aichi Bank, Ltd.	8,100	277,418
Aichi Steel Corp.	3,200	93,559
Aida Engineering, Ltd.	33,100	255,608
Aiful Corp. (b)(c)	134,876	275,410
Aisan Industry Co., Ltd.	32,200	203,828
Akatsuki, Inc.	2,300	123,603
Security Description	Shares	Value
Akebono Brake Industry Co., Ltd. (b)(c)	78,800	$76,796
Akita Bank, Ltd.	12,100	228,882
Albis Co., Ltd.	9,500	202,979
Alconix Corp. (b)	15,900	209,708
Alpha Corp.	21,900	245,750
Altech Corp.	17,380	264,717
Amano Corp.	33,100	913,368
Amiyaki Tei Co., Ltd.	1,700	52,938
Amuse, Inc.	9,300	214,244
Anest Iwata Corp.	26,500	235,878
AnGes, Inc. (c)	52,800	350,889
Anicom Holdings, Inc. (b)	10,800	386,430
AOI TYO Holdings, Inc.	21,600	137,732
AOKI Holdings, Inc.	9,800	97,054
Aomori Bank, Ltd. (b)	7,600	186,226
Aoyama Trading Co., Ltd.	23,900	468,506
Arakawa Chemical Industries, Ltd.	11,100	144,751
Arata Corp.	7,300	248,325
Arcland Sakamoto Co., Ltd.	15,300	187,309
Arcland Service Holdings Co., Ltd. (b)	15,700	269,147
Arcs Co., Ltd.	27,700	552,252
Arealink Co., Ltd.	11,000	97,401
Argo Graphics, Inc.	16,400	361,214
Arisawa Manufacturing Co., Ltd. (b)	15,600	128,287
Aruhi Corp. (b)	11,900	233,162
As One Corp.	3,800	315,667
Asahi Holdings, Inc.	26,373	535,342
ASAHI YUKIZAI Corp.	11,000	141,099
Asanuma Corp. (b)	8,200	264,860
Asia Pile Holdings Corp.	6,600	36,265
ASKA Pharmaceutical Co., Ltd.	11,000	128,235
ASKUL Corp. (b)	11,800	252,231
Atom Corp. (b)	16,900	149,644
Aucnet, Inc. (b)	22,300	264,106
Autobacs Seven Co., Ltd.	47,900	790,479
Avex, Inc.	20,900	265,372
Awa Bank, Ltd.	51,800	1,240,431
Axial Retailing, Inc.	6,900	237,280
Bando Chemical Industries, Ltd.	32,700	308,668
Bank of Iwate, Ltd.	8,000	207,908
Bank of Nagoya, Ltd. (b)	3,160	99,575
Bank of Okinawa, Ltd.	31,300	952,887
Bank of Saga, Ltd.	12,400	177,587
Bank of the Ryukyus, Ltd.	53,120	566,995
BayCurrent Consulting, Inc.	9,000	346,668
Belc Co., Ltd.	6,300	306,404
Bell System24 Holdings, Inc.	17,900	247,217
Belluna Co., Ltd.	27,800	189,651
BML, Inc.	17,200	488,509
Broadleaf Co., Ltd.	61,000	301,207
BRONCO BILLY Co., Ltd. (b)	8,200	165,918
Bunka Shutter Co., Ltd.	46,000	348,821
Can Do Co., Ltd. (b)	25,500	377,269

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Cawachi, Ltd.	14,600	$270,481
Central Glass Co., Ltd.	35,469	787,468
Central Security Patrols Co., Ltd. (b)	6,500	300,446
Chiba Kogyo Bank, Ltd.	63,700	157,269
Chiyoda Co., Ltd.	21,800	318,684
Chiyoda Corp. (b)(c)	113,100	303,378
Chiyoda Integre Co., Ltd.	5,600	102,862
Chofu Seisakusho Co., Ltd.	14,600	289,181
Chubu Shiryo Co., Ltd.	15,800	178,912
Chudenko Corp.	4,600	95,638
Chugoku Marine Paints, Ltd.	36,900	316,462
CI Takiron Corp.	47,800	298,584
CKD Corp.	48,800	494,613
CK-San-Etsu Co., Ltd.	8,600	233,958
CMK Corp.	37,400	217,305
cocokara fine, Inc.	16,600	862,818
Comforia Residential REIT, Inc.	313	899,141
Computer Engineering & Consulting, Ltd.	11,200	246,475
Comture Corp.	7,200	256,284
CONEXIO Corp.	15,400	195,394
Cosel Co., Ltd. (b)	24,500	261,282
Create Restaurants Holdings, Inc. (b)	17,500	217,816
Create SD Holdings Co., Ltd.	14,300	335,401
CTS Co., Ltd. (b)	38,000	241,247
Dai Nippon Toryo Co., Ltd.	15,800	152,515
Daibiru Corp.	26,300	244,594
Dai-Dan Co., Ltd.	15,900	339,871
Daido Metal Co., Ltd.	29,800	183,104
Daido Steel Co., Ltd.	22,700	860,678
Daihen Corp.	9,600	275,329
Daiho Corp.	17,900	448,580
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (b)	23,900	189,665
Daiken Corp.	9,900	202,061
Daiki Aluminium Industry Co., Ltd. (b)	41,700	291,830
Daikyonishikawa Corp.	21,100	167,445
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	247,076
Daiseki Co., Ltd.	25,900	647,620
Daishi Hokuetsu Financial Group, Inc.	33,300	852,435
Daito Pharmaceutical Co., Ltd.	8,600	263,811
Daiwabo Holdings Co., Ltd.	10,600	504,715
DCM Holdings Co., Ltd. (b)	82,993	814,986
DDS, Inc. (b)(c)	74,300	228,265
Denki Kogyo Co., Ltd.	8,700	257,189
Denyo Co., Ltd.	3,800	51,177
Descente, Ltd.	25,300	444,053
Dexerials Corp.	34,600	222,874
Digital Arts, Inc.	8,300	731,854
Digital Garage, Inc.	19,800	626,675
Digital Hearts Holdings Co., Ltd.	6,200	60,366
Dip Corp. (b)	18,100	302,731
Security Description	Shares	Value
DKS Co., Ltd. (b)	8,400	$278,337
Doshisha Co., Ltd.	14,900	235,380
Doutor Nichires Holdings Co., Ltd.	52,772	999,210
Dowa Holdings Co., Ltd.	30,000	962,038
DTS Corp.	70,924	1,478,516
Duskin Co., Ltd.	24,600	646,395
DyDo Group Holdings, Inc.	4,100	176,193
Dynam Japan Holdings Co., Ltd.	6,400	8,487
Earth Corp. (b)	10,600	474,216
EDION Corp.	79,700	740,484
eGuarantee, Inc.	26,600	319,230
E-Guardian, Inc. (b)	11,000	188,064
Ehime Bank, Ltd.	22,740	219,928
Eiken Chemical Co., Ltd.	21,100	334,302
Eizo Corp.	11,500	409,342
Elecom Co., Ltd.	8,600	291,350
Endo Lighting Corp.	37,600	256,506
EPS Holdings, Inc.	21,800	338,311
eRex Co., Ltd.	28,400	304,719
ES-Con Japan, Ltd. (b)	37,300	231,264
ESPEC Corp.	18,200	395,961
euglena Co., Ltd. (b)(c)	46,300	406,103
Exedy Corp.	19,400	406,222
F@N Communications, Inc.	48,300	251,497
FCC Co., Ltd.	37,028	774,309
FDK Corp. (b)(c)	24,800	203,022
Feed One Co., Ltd.	54,400	93,915
Ferrotec Holdings Corp.	37,400	294,715
FIDEA Holdings Co., Ltd.	184,300	196,719
Financial Products Group Co., Ltd.	29,900	246,993
Fintech Global, Inc. (b)(c)	157,900	150,953
Fixstars Corp.	19,800	364,795
F-Tech, Inc.	24,900	173,796
Fudo Tetra Corp.	9,040	109,665
Fuji Co., Ltd./Ehime	11,900	200,690
Fuji Corp.	45,800	582,383
Fuji Kyuko Co., Ltd. (b)	13,500	486,797
Fuji Oil Co., Ltd. (b)	69,200	168,921
Fuji Pharma Co., Ltd.	7,000	90,440
Fuji Soft, Inc. (b)	20,200	884,945
Fujibo Holdings, Inc.	7,200	154,906
Fujicco Co., Ltd.	10,000	189,066
Fujikura Rubber, Ltd.	53,800	208,728
Fujikura, Ltd.	174,900	657,458
Fujimi, Inc.	11,200	230,154
Fujimori Kogyo Co., Ltd.	7,500	201,388
Fujita Kanko, Inc. (b)	4,399	110,281
Fujitec Co., Ltd.	42,800	559,332
Fujitsu General, Ltd.	32,100	510,072
Fujiya Co., Ltd.	6,800	122,948
Fukuda Corp.	4,000	169,853
Fukui Bank, Ltd.	12,900	167,745
Fukuoka REIT Corp.	897	1,446,989
Fukushima Bank, Ltd. (b)	44,900	104,186

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Fukushima Industries Corp.	8,400	$276,388
FULLCAST Holdings Co., Ltd. (b)	15,500	329,163
Fumakilla, Ltd. (b)	19,900	253,229
Funai Electric Co., Ltd. (c)	46,100	335,032
Funai Soken Holdings, Inc.	23,300	564,010
Furukawa Co., Ltd.	17,838	231,129
Furuno Electric Co., Ltd. (b)	21,800	204,160
Fuso Chemical Co., Ltd. (b)	14,700	291,981
Futaba Corp.	15,400	200,826
Fuyo General Lease Co., Ltd.	9,600	546,204
Gakken Holdings Co., Ltd.	5,200	244,700
Genki Sushi Co., Ltd.	4,500	129,478
Genky DrugStores Co., Ltd. (b)	5,100	122,459
Geo Holdings Corp. (b)	22,200	284,351
Giken, Ltd. (b)	8,900	278,796
Global One Real Estate Investment Corp. REIT	353	440,021
GLOBERIDE, Inc.	6,800	211,119
Glory, Ltd.	31,800	839,421
GMO internet, Inc.	33,500	606,943
GNI Group, Ltd. (b)(c)	7,300	234,774
Goldcrest Co., Ltd.	17,100	301,242
Goldwin, Inc. (b)	11,700	1,467,115
Gree, Inc. (b)	51,200	238,084
GS Yuasa Corp.	43,800	844,778
G-Tekt Corp.	17,400	246,126
Gunosy, Inc. (c)	8,653	145,207
Gunze, Ltd.	9,200	395,786
Gurunavi, Inc.	8,900	55,016
Hamakyorex Co., Ltd.	7,200	253,945
Hankyu Hanshin REIT, Inc.	501	699,838
Hanwa Co., Ltd.	25,300	676,530
Happinet Corp.	3,700	45,366
Hazama Ando Corp.	105,200	703,026
HEALIOS KK (b)(c)	18,600	309,712
Heiwa Real Estate Co., Ltd.	18,100	369,761
Heiwa Real Estate REIT, Inc.	436	511,918
Heiwado Co., Ltd.	21,800	386,872
Hibiya Engineering, Ltd.	7,500	130,662
Hiday Hidaka Corp.	12,804	245,170
Hioki EE Corp.	8,200	266,001
Hirano Tecseed Co., Ltd.	15,300	236,870
Hirata Corp.	6,800	394,468
Hito Communications Holdings, Inc. (b)	16,400	272,166
Hochiki Corp.	19,100	236,312
Hogy Medical Co., Ltd. (b)	10,800	318,767
Hokkaido Electric Power Co., Inc.	115,900	648,670
Hokkaido Gas Co., Ltd.	2,400	32,166
Hokkan Holdings, Ltd.	14,500	229,330
Hokkoku Bank, Ltd.	16,300	458,409
Hokuetsu Corp.	54,100	291,740
Hokuhoku Financial Group, Inc.	74,700	776,536
Hokuriku Electric Industry Co., Ltd.	9,400	83,234
Security Description	Shares	Value
Hokuto Corp.	8,200	$138,290
H-One Co., Ltd.	23,000	163,523
Hoosiers Holdings	44,400	248,086
Hoshino Resorts REIT, Inc. (b)	184	946,130
Hosiden Corp.	26,000	288,379
Hosokawa Micron Corp.	4,800	202,265
Howa Machinery, Ltd.	32,900	258,949
Hulic Reit, Inc.	714	1,239,924
Hyakugo Bank, Ltd.	122,100	377,384
Hyakujushi Bank, Ltd.	18,300	366,204
IBJ Leasing Co., Ltd.	15,500	388,004
Ichibanya Co., Ltd. (b)	5,600	248,970
Ichigo Hotel REIT Investment Corp.	255	301,768
Ichigo Office REIT Investment	606	575,402
Ichikoh Industries, Ltd.	33,800	222,740
Idec Corp.	16,500	309,356
Iino Kaiun Kaisha, Ltd. (b)	103,280	344,139
Imasen Electric Industrial	26,600	227,633
Imuraya Group Co., Ltd.	8,600	163,475
Inaba Denki Sangyo Co., Ltd.	9,100	381,771
Inabata & Co., Ltd.	21,900	280,305
Industrial & Infrastructure Fund Investment Corp. REIT	701	871,858
Infocom Corp.	16,700	380,222
Infomart Corp. (b)	49,600	773,878
Intage Holdings, Inc.	38,800	338,519
Internet Initiative Japan, Inc.	17,000	318,730
Invesco Office J-Reit, Inc.	4,488	751,055
Iriso Electronics Co., Ltd. (b)	10,300	518,155
Ishihara Sangyo Kaisha, Ltd.	19,000	222,025
Istyle, Inc. (b)(c)	41,800	289,814
Itfor, Inc. (b)	43,400	331,119
Itochu Enex Co., Ltd.	30,400	243,505
Itoki Corp.	31,100	127,009
Iwatani Corp. (b)	47,400	1,645,406
J Trust Co., Ltd. (b)	60,400	270,774
Jaccs Co., Ltd.	15,000	298,636
Jafco Co., Ltd.	19,000	695,703
Jamco Corp. (b)	9,500	185,697
Janome Sewing Machine Co., Ltd.	47,800	199,204
Japan Asset Marketing Co., Ltd. (c)	41,900	35,390
Japan Aviation Electronics Industry, Ltd.	35,000	513,598
Japan Cash Machine Co., Ltd.	3,200	32,701
Japan Communications, Inc. (b)(c)	143,300	254,040
Japan Display, Inc. (b)(c)	424,710	279,881
Japan Excellent, Inc. REIT	768	1,127,693
Japan Investment Adviser Co., Ltd. (b)	7,100	117,960
Japan Lifeline Co., Ltd. (b)	33,500	541,957
Japan Logistics Fund, Inc. REIT	676	1,547,886
Japan Material Co., Ltd.	50,100	713,323
Japan Petroleum Exploration Co., Ltd.	18,400	425,246
Japan Pulp & Paper Co., Ltd.	7,900	262,869

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Japan Rental Housing Investments, Inc. REIT	613	$476,790
Japan Securities Finance Co., Ltd.	28,300	144,205
Japan Steel Works, Ltd.	44,900	749,722
Japan Tissue Engineering Co., Ltd. (b)(c)	7,600	67,789
Japan Wool Textile Co., Ltd.	24,400	190,462
JCR Pharmaceuticals Co., Ltd.	10,500	611,054
JCU Corp.	14,500	266,071
Jeol, Ltd.	22,000	491,702
Jimoto Holdings, Inc.	173,800	154,862
JINS, Inc.	6,600	366,939
Joshin Denki Co., Ltd.	13,500	266,141
Joyful Honda Co., Ltd.	49,800	569,460
JSP Corp.	8,100	154,347
Juki Corp.	35,400	326,269
Juroku Bank, Ltd.	19,400	395,058
Justsystems Corp.	18,300	593,637
JVC Kenwood Corp.	85,200	197,698
Kadokawa Dwango (c)	28,800	389,738
Kaga Electronics Co., Ltd.	20,300	292,611
Kameda Seika Co., Ltd.	8,400	375,794
Kamei Corp.	21,300	221,224
Kanamoto Co., Ltd.	20,100	519,757
Kanematsu Corp.	118,299	1,311,017
Kanematsu Electronics, Ltd.	7,900	218,581
Kanto Denka Kogyo Co., Ltd.	24,000	167,514
Kasai Kogyo Co., Ltd.	33,700	247,730
Katakura Industries Co., Ltd.	71,674	857,507
Katitas Co., Ltd. (b)	11,200	416,336
Kato Sangyo Co., Ltd.	17,800	540,245
Kato Works Co., Ltd.	8,400	156,633
KAWADA TECHNOLOGIES, Inc.	1,300	97,132
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	180,694
Kawasaki Kisen Kaisha, Ltd. (c)	36,500	445,494
Keihin Corp.	16,000	229,144
Keiyo Bank, Ltd.	83,000	485,335
Keiyo Co., Ltd.	33,800	145,252
Kenedix Residential Next Investment Corp. REIT	287	508,523
Kenedix Retail REIT Corp.	275	675,631
Kenedix, Inc. (b)	114,400	570,195
Kenko Mayonnaise Co., Ltd.	14,900	310,198
Key Coffee, Inc.	6,100	119,407
KH Neochem Co., Ltd. (b)	19,200	470,644
Kintetsu World Express, Inc.	17,300	225,603
Kisoji Co., Ltd.	10,300	240,913
Kissei Pharmaceutical Co., Ltd.	25,000	624,188
Kitanotatsujin Corp. (b)	50,800	264,043
Kito Corp.	18,200	280,585
Kitz Corp.	124,100	868,493
Kiyo Bank, Ltd.	96,360	1,227,083
Koa Corp.	20,700	268,020
Kobe Bussan Co., Ltd.	11,400	553,388
Security Description	Shares	Value
Kohnan Shoji Co., Ltd.	16,300	$338,890
Komatsu Matere Co., Ltd.	29,700	221,634
KOMEDA Holdings Co., Ltd.	23,800	448,652
Komeri Co., Ltd.	10,300	210,512
Komori Corp.	52,436	568,941
Konishi Co., Ltd.	16,600	246,519
Konoike Transport Co., Ltd.	16,100	253,739
Koshidaka Holdings Co., Ltd. (b)	25,600	359,502
Kotobuki Spirits Co., Ltd.	20,300	953,388
Kourakuen Holdings Corp.	8,000	205,680
Krosaki Harima Corp.	3,300	188,064
Kumagai Gumi Co., Ltd.	18,200	538,027
Kumiai Chemical Industry Co., Ltd.	54,700	395,501
Kura Corp. (b)	5,700	243,099
Kurabo Industries, Ltd.	29,970	534,086
Kureha Corp.	8,200	559,402
Kurimoto, Ltd.	17,300	233,150
KYB Corp. (c)	13,683	386,081
Kyoei Steel, Ltd.	19,200	339,306
Kyokuto Kaihatsu Kogyo Co., Ltd.	19,000	236,486
Kyokuyo Co., Ltd. (b)	2,200	58,522
KYORIN Holdings, Inc.	33,500	593,262
Kyoritsu Maintenance Co., Ltd. (b)	14,900	695,628
Kyosan Electric Manufacturing Co., Ltd.	11,700	40,614
LAC Co., Ltd. (b)	6,900	111,819
Lacto Japan Co., Ltd. (b)	7,400	244,171
LaSalle Logiport REIT	374	442,940
Lasertec Corp.	24,400	967,032
LEC, Inc. (b)	17,900	190,730
Leopalace21 Corp. (b)(c)	141,700	366,942
Life Corp.	16,600	333,726
LIFULL Co., Ltd.	34,100	157,935
Link And Motivation, Inc. (b)	24,800	139,261
LIXIL VIVA Corp.	11,200	129,942
M&A Capital Partners Co., Ltd. (c)	4,200	226,880
Macnica Fuji Electronics Holdings, Inc.	33,500	443,081
Macromill, Inc.	10,800	129,612
Maeda Kosen Co., Ltd. (b)	15,300	280,183
Maeda Road Construction Co., Ltd.	30,500	641,763
Makino Milling Machine Co., Ltd.	21,900	883,196
Mandom Corp.	19,000	459,922
Mani, Inc.	10,900	699,081
Mars Group Holdings Corp.	12,300	225,702
Marudai Food Co., Ltd.	63,231	1,187,855
Maruha Nichiro Corp.	37,720	1,108,073
Marusan Securities Co., Ltd. (b)	68,838	357,160
Maruwa Co., Ltd. (b)	3,600	196,807
Maruwa Unyu Kikan Co., Ltd. (b)	7,200	317,431
Matsui Construction Co., Ltd.	36,900	209,605
Matsuya Co., Ltd.	31,100	246,514
Max Co., Ltd.	22,400	324,752

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Maxell Holdings, Ltd. (b)	28,400	$388,279
MCJ Co., Ltd.	44,600	326,614
MCUBS MidCity Investment Corp. REIT	899	846,098
MEC Co., Ltd. (b)	17,600	177,241
Medical Data Vision Co., Ltd. (c)	17,900	217,977
Megachips Corp.	11,100	140,218
Megmilk Snow Brand Co., Ltd.	25,500	559,040
Meidensha Corp.	30,100	470,470
Meiko Electronics Co., Ltd. (b)	14,767	241,639
Meiko Network Japan Co., Ltd.	29,600	262,098
Meisei Industrial Co., Ltd.	33,900	225,916
Meitec Corp.	15,700	805,838
Melco Holdings, Inc.	4,000	109,671
Menicon Co., Ltd.	19,600	645,814
Mercuria Investment Co., Ltd. (b)	32,400	231,257
Metaps, Inc. (c)	11,800	134,275
Michinoku Bank, Ltd. (b)	5,720	87,387
Mie Kotsu Group Holdings, Inc. (b)	55,500	296,199
Milbon Co., Ltd.	16,600	804,270
Mimasu Semiconductor Industry Co., Ltd.	18,300	273,124
Miraca Holdings, Inc.	32,300	734,500
Mirai Corp. REIT	668	323,646
Mirait Holdings Corp. (b)	48,260	714,449
Miroku Jyoho Service Co., Ltd.	15,800	496,408
Misawa Homes Co., Ltd.	35,300	330,589
Mitsubishi Estate Logistics REIT Investment Corp.	118	306,664
Mitsubishi Kakoki Kaisha, Ltd.	16,500	263,106
Mitsubishi Logisnext Co., Ltd.	10,900	115,434
Mitsubishi Pencil Co., Ltd.	29,400	471,262
Mitsubishi Research Institute, Inc.	6,900	215,185
Mitsubishi Shokuhin Co., Ltd.	8,000	209,913
Mitsubishi Steel Manufacturing Co., Ltd. (b)	15,100	177,293
Mitsuboshi Belting, Ltd.	16,500	291,285
Mitsui E&S Holdings Co., Ltd. (c)	45,500	419,357
Mitsui Fudosan Logistics Park, Inc. REIT	65	221,111
Mitsui Matsushima Holdings Co., Ltd.	17,000	211,908
Mitsui Mining & Smelting Co., Ltd.	35,000	836,829
Mitsui Sugar Co., Ltd.	34,600	715,508
Mitsui-Soko Holdings Co., Ltd.	17,900	257,684
Mixi, Inc.	22,200	445,278
Miyaji Engineering Group, Inc.	2,600	42,135
Miyazaki Bank, Ltd.	12,380	276,809
Mizuno Corp.	7,800	176,430
Mochida Pharmaceutical Co., Ltd.	18,200	774,522
Modec, Inc.	9,000	253,945
Monex Group, Inc. (b)	104,400	368,220
Money Forward, Inc. (b)(c)	6,600	218,081
Monogatari Corp (b)	1,400	111,621
Mori Trust Hotel Reit, Inc.	192	248,777
Security Description	Shares	Value
Mori Trust Sogo Reit, Inc.	288	$468,327
Morinaga Milk Industry Co., Ltd.	19,400	767,969
Morita Holdings Corp.	24,000	419,900
MOS Food Services, Inc. (b)	11,800	258,584
Musashi Seimitsu Industry Co., Ltd.	30,500	392,078
Musashino Bank, Ltd.	14,880	280,916
Nachi-Fujikoshi Corp.	14,900	614,725
Nagaileben Co., Ltd.	11,900	260,996
Nagano Keiki Co., Ltd.	27,100	187,391
Nakanishi, Inc.	65,740	1,207,532
Namura Shipbuilding Co., Ltd.	6,300	17,601
Nanto Bank, Ltd.	1,800	39,061
NEC Networks & System Integration Corp.	16,100	410,794
NET One Systems Co., Ltd.	63,700	1,753,021
Neturen Co., Ltd.	61,983	496,485
Nextage Co., Ltd.	38,400	387,778
Nichias Corp.	41,000	737,117
Nichiban Co., Ltd.	10,000	199,462
Nichicon Corp.	44,300	360,601
Nichiha Corp.	19,100	532,722
NichiiGakkan Co., Ltd.	30,800	448,821
Nichi-iko Pharmaceutical Co., Ltd.	75,400	824,403
Nichireki Co., Ltd.	11,000	101,893
Nihon Dempa Kogyo Co., Ltd. (b)(c)	63,100	290,492
Nihon Eslead Corp.	20,400	300,111
Nihon House Holdings Co., Ltd. (b)	53,200	205,413
Nihon Nohyaku Co., Ltd.	41,300	159,465
Nihon Parkerizing Co., Ltd.	61,000	676,016
Nihon Plast Co., Ltd.	29,800	189,189
Nihon Tokushu Toryo Co., Ltd.	15,800	204,722
Nihon Trim Co., Ltd.	1,500	72,257
Nikkiso Co., Ltd. (b)	71,840	956,177
Nikkon Holdings Co., Ltd.	82,380	1,890,137
Nippon Beet Sugar Manufacturing Co., Ltd.	3,300	61,657
Nippon Carbide Industries Co., Inc.	18,300	223,697
Nippon Carbon Co., Ltd. (b)	14,671	562,384
Nippon Ceramic Co., Ltd.	10,400	278,775
Nippon Chemical Industrial Co., Ltd.	8,100	155,474
Nippon Chemi-Con Corp.	6,900	100,804
Nippon Coke & Engineering Co., Ltd.	97,000	81,929
Nippon Densetsu Kogyo Co., Ltd.	26,400	529,519
Nippon Flour Mills Co., Ltd.	31,300	500,265
Nippon Kinzoku Co., Ltd. (b)	19,400	164,578
Nippon Koei Co., Ltd. (b)	9,800	215,575
Nippon Light Metal Holdings Co., Ltd.	392,200	848,177
Nippon Parking Development Co., Ltd.	48,500	76,527

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Nippon Pillar Packing Co., Ltd.	17,000	$163,625
NIPPON REIT Investment Corp.	473	1,839,493
Nippon Road Co., Ltd.	4,700	263,922
Nippon Seiki Co., Ltd.	42,100	722,898
Nippon Sheet Glass Co., Ltd.	47,800	325,203
Nippon Signal Co., Ltd.	34,800	404,073
Nippon Soda Co., Ltd.	14,300	362,212
Nippon Steel & Sumikin Bussan Corp.	3,600	148,357
Nippon Suisan Kaisha, Ltd.	174,499	1,081,913
Nippon Thompson Co., Ltd.	59,200	266,493
Nippon Yakin Kogyo Co., Ltd. (b)	86,000	179,599
Nishimatsu Construction Co., Ltd.	28,600	551,348
Nishimatsuya Chain Co., Ltd.	26,453	204,523
Nishi-Nippon Financial Holdings, Inc.	84,300	606,390
Nishio Rent All Co., Ltd.	16,600	469,157
Nissan Shatai Co., Ltd.	24,400	237,342
Nissei ASB Machine Co., Ltd.	4,700	112,418
Nissei Plastic Industrial Co., Ltd.	26,800	234,320
Nissha Co., Ltd. (b)	26,600	272,814
Nisshin Oillio Group, Ltd.	13,600	380,583
Nisshinbo Holdings, Inc. (b)	80,100	611,865
Nissin Corp.	10,800	177,427
Nissin Kogyo Co., Ltd.	16,100	221,311
Nitta Corp.	9,900	279,339
Nittetsu Mining Co., Ltd.	3,200	138,556
Nitto Boseki Co., Ltd.	30,630	647,625
Nitto Kogyo Corp.	24,500	467,988
Nittoku Engineering Co., Ltd.	9,400	262,614
Nohmi Bosai, Ltd.	19,600	418,415
Nojima Corp.	15,300	249,509
Nomura Co., Ltd.	47,600	594,227
Noritake Co., Ltd.	6,900	289,154
Noritsu Koki Co., Ltd. (b)	9,800	191,197
Noritz Corp.	17,100	204,584
North Pacific Bank, Ltd.	165,400	393,005
NS United Kaiun Kaisha, Ltd.	1,900	39,044
NSD Co., Ltd.	22,300	644,742
NuFlare Technology, Inc.	1,800	110,767
OAK Capital Corp. (b)	161,800	207,243
Obara Group, Inc.	8,900	301,100
Oenon Holdings, Inc.	103,800	332,384
Ogaki Kyoritsu Bank, Ltd.	9,500	208,534
Ohara, Inc. (b)	9,600	125,814
Ohsho Food Service Corp.	6,800	398,255
Oiles Corp.	10,900	159,544
Oisix ra daichi, Inc. (b)(c)	16,000	218,452
Oita Bank, Ltd.	15,380	431,108
Okabe Co., Ltd.	20,600	179,347
Okamoto Industries, Inc.	6,360	285,710
Okamura Corp.	63,100	629,594
Okasan Securities Group, Inc.	94,682	346,248
Oki Electric Industry Co., Ltd.	52,900	660,391
Okinawa Electric Power Co., Inc.	26,512	407,498
OKK Corp.	28,400	199,016
Security Description	Shares	Value
OKUMA Corp.	13,600	$698,051
Okumura Corp.	16,800	513,792
Okuwa Co., Ltd.	19,500	192,213
One REIT, Inc.	96	256,261
Onward Holdings Co., Ltd.	70,800	390,340
Open Door, Inc. (c)	8,500	219,877
OPT Holding, Inc. (b)	10,000	156,302
Optex Group Co., Ltd. (b)	19,700	247,576
Optorun Co., Ltd.	11,300	243,956
Osaka Organic Chemical Industry, Ltd.	23,200	214,687
Osaka Soda Co., Ltd.	11,200	279,740
OSAKA Titanium Technologies Co., Ltd. (b)	8,500	137,433
Osaki Electric Co., Ltd.	16,000	103,954
OSJB Holdings Corp.	104,600	258,248
Outsourcing, Inc.	51,300	621,847
Oyo Corp.	21,200	213,889
Pacific Industrial Co., Ltd.	32,500	466,656
Pacific Metals Co., Ltd. (b)	7,399	152,801
Pack Corp.	4,800	147,021
PAL GROUP Holdings Co., Ltd.	5,700	172,206
Paramount Bed Holdings Co., Ltd.	5,600	213,106
Pasona Group, Inc.	15,800	220,561
PC Depot Corp.	59,200	234,624
Penta-Ocean Construction Co., Ltd.	175,500	860,071
Pepper Food Service Co., Ltd. (b)	7,400	120,197
PIA Corp. (b)	5,100	219,166
Piolax, Inc.	18,200	317,748
PKSHA Technology, Inc. (b)(c)	5,200	314,201
Plenus Co., Ltd. (b)	9,900	161,355
Poletowin Pitcrew Holdings, Inc.	19,500	205,425
Premier Investment Corp. REIT	1,460	1,921,552
Press Kogyo Co., Ltd.	70,400	318,871
Pressance Corp.	19,400	266,313
Prestige International, Inc.	30,100	447,002
Prima Meat Packers, Ltd.	16,700	318,376
Qol Holdings Co., Ltd.	11,000	168,869
Raito Kogyo Co., Ltd.	37,500	478,583
Rakus Co., Ltd.	14,200	343,731
RaQualia Pharma, Inc. (b)(c)	20,300	263,783
Relia, Inc.	25,800	302,205
Remixpoint., Inc. (b)(c)	21,600	86,809
RENOVA, Inc. (b)(c)	24,700	178,819
Resorttrust, Inc.	45,800	700,986
Rheon Automatic Machinery Co., Ltd.	16,300	277,769
Ricoh Leasing Co., Ltd.	7,700	234,774
Riken Corp.	7,000	267,032
Riken Keiki Co., Ltd.	14,300	261,074
Riken Technos Corp.	52,700	254,353
Riken Vitamin Co., Ltd.	5,400	169,157
Ringer Hut Co., Ltd. (b)	15,900	328,803
Riso Kagaku Corp.	9,200	146,531
Rock Field Co., Ltd.	10,600	138,723

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Rokko Butter Co., Ltd. (b)	10,600	$180,045
Rorze Corp. (b)	14,400	304,333
Round One Corp.	47,500	602,678
Royal Holdings Co., Ltd. (b)	14,800	365,536
RS Technologies Co., Ltd. (b)	4,900	130,027
Ryobi, Ltd.	16,400	309,460
Ryosan Co., Ltd.	10,000	233,525
S Foods, Inc.	12,000	407,648
Sac's Bar Holdings, Inc.	34,300	311,992
Sagami Holdings Corp. (b)	24,400	293,280
Saizeriya Co., Ltd.	16,600	360,381
Sakai Chemical Industry Co., Ltd.	26,953	636,175
Sakai Moving Service Co., Ltd.	4,200	247,540
Sakata INX Corp.	25,200	236,235
Sakata Seed Corp.	18,000	525,432
Sakura Internet, Inc.	44,700	209,103
Sala Corp. (b)	62,400	335,341
SAMTY Co., Ltd.	17,700	269,262
San ju San Financial Group, Inc.	14,900	204,816
San-A Co., Ltd.	10,200	407,564
San-Ai Oil Co., Ltd.	43,200	419,009
SanBio Co., Ltd. (b)(c)	14,600	468,869
Sanden Holdings Corp. (b)(c)	11,200	55,823
Sanei Architecture Planning Co., Ltd.	18,900	268,396
Sangetsu Corp.	35,500	652,733
San-In Godo Bank, Ltd.	85,900	550,130
Sanken Electric Co., Ltd.	15,100	315,483
Sanki Engineering Co., Ltd.	27,100	313,911
Sankyo Tateyama, Inc.	30,000	328,012
Sanoh Industrial Co., Ltd.	43,800	186,599
Sanrio Co., Ltd. (b)	31,500	699,643
Sanyo Chemical Industries, Ltd.	5,400	284,685
Sanyo Denki Co., Ltd.	5,000	200,019
Sanyo Electric Railway Co., Ltd.	7,800	151,526
Sanyo Shokai, Ltd. (b)	3,000	42,714
Sanyo Special Steel Co., Ltd.	20,287	280,561
Sanyo Trading Co., Ltd.	15,200	333,091
Sapporo Holdings, Ltd.	44,900	945,592
Sato Holdings Corp.	29,740	754,955
SEC Carbon, Ltd. (b)	1,500	136,579
Seed Co., Ltd. (b)	15,700	160,002
Seika Corp.	4,400	53,254
Seikagaku Corp.	23,800	272,814
Seiko Holdings Corp.	11,800	240,074
Seiren Co., Ltd.	45,280	630,407
Sekisui Jushi Corp.	16,500	323,139
Sekisui Plastics Co., Ltd.	24,400	169,853
Senko Group Holdings Co., Ltd.	49,800	393,353
Senshu Ikeda Holdings, Inc.	147,660	272,734
Septeni Holdings Co., Ltd.	16,400	52,668
Shibaura Electronics Co., Ltd. (b)	5,800	156,063
Shibuya Corp.	10,900	296,831
Shiga Bank, Ltd.	30,500	708,005
Shikoku Bank, Ltd.	24,000	200,928
Shikoku Chemicals Corp.	25,400	265,458
Security Description	Shares	Value
Shima Seiki Manufacturing, Ltd. (b)	22,645	$664,175
Shimachu Co., Ltd.	46,960	1,091,840
Shinagawa Refractories Co., Ltd.	6,400	175,593
Shindengen Electric Manufacturing Co., Ltd.	4,100	140,041
Shin-Etsu Polymer Co., Ltd.	24,000	173,974
Shinkawa, Ltd. (b)(c)	9,200	32,875
Shinko Electric Industries Co., Ltd.	29,700	251,405
Shinko Plantech Co., Ltd.	32,500	381,288
Shinmaywa Industries, Ltd.	26,000	330,611
Shinoken Group Co., Ltd. (b)	25,000	179,135
Shinsho Corp.	4,000	84,648
Ship Healthcare Holdings, Inc.	16,900	729,395
Shizuoka Gas Co., Ltd.	29,600	225,558
SHO-BOND Holdings Co., Ltd. (b)	31,200	1,100,427
Shochiku Co., Ltd. (b)	13,060	1,474,008
Shoei Co., Ltd. (b)	5,600	222,981
Shoei Foods Corp. (b)	7,200	223,204
Showa Corp.	25,700	346,356
Showa Sangyo Co., Ltd.	7,600	213,031
Siix Corp. (b)	22,900	270,362
Sinanen Holdings Co., Ltd.	7,600	129,159
Sinfonia Technology Co., Ltd.	46,280	529,209
Sinko Industries, Ltd.	15,900	231,106
Sintokogio, Ltd.	36,200	316,506
SKY Perfect JSAT Holdings, Inc.	61,000	237,795
SMK Corp.	504	12,584
SMS Co., Ltd.	47,600	1,115,556
Sodick Co., Ltd. (b)	27,300	235,651
Sogo Medical Holdings Co., Ltd.	7,800	121,843
Solasto Corp.	25,900	225,008
Sosei Group Corp. (c)	44,200	971,875
Space Value Holdings Co., Ltd.	28,400	132,853
ST Corp.	15,500	241,981
St Marc Holdings Co., Ltd.	3,000	63,904
Star Asia Investment Corp. REIT	229	252,933
Star Micronics Co., Ltd. (b)	21,400	276,091
Starts Corp., Inc.	16,900	398,422
Starts Proceed Investment Corp. REIT	168	278,025
Starzen Co., Ltd.	4,800	186,003
Stella Chemifa Corp. (b)	7,200	200,483
Studio Alice Co., Ltd.	14,200	268,210
Sumida Corp. (b)	20,300	217,810
Sumitomo Densetsu Co., Ltd.	17,300	274,578
Sumitomo Mitsui Construction Co., Ltd.	82,560	457,475
Sumitomo Osaka Cement Co., Ltd.	21,679	861,204
Sumitomo Seika Chemicals Co., Ltd.	2,400	73,176
Sumitomo Warehouse Co., Ltd.	45,500	580,680
Sun Frontier Fudousan Co., Ltd.	5,800	54,748
Sun-Wa Technos Corp.	22,200	175,762

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Suruga Bank, Ltd. (b)(c)	141,300	$525,908
Sushiro Global Holdings, Ltd.	11,000	656,488
SWCC Showa Holdings Co., Ltd.	4,500	34,291
Systena Corp.	46,600	762,105
Syuppin Co., Ltd.	22,200	167,108
T Hasegawa Co., Ltd. (b)	16,300	290,931
T RAD Co., Ltd.	11,200	197,824
Tachi-S Co., Ltd.	21,700	278,753
Tadano, Ltd.	70,400	733,796
Taihei Dengyo Kaisha, Ltd.	12,500	251,996
Taiho Kogyo Co., Ltd.	24,500	187,832
Taikisha, Ltd.	16,300	493,206
Taiko Pharmaceutical Co., Ltd.	14,800	275,285
Taiyo Holdings Co., Ltd.	4,600	138,760
Takamatsu Construction Group Co., Ltd.	7,900	158,675
Takaoka Toko Co., Ltd.	1,900	21,303
Takara Standard Co., Ltd.	30,800	487,414
Takasago International Corp.	25,400	693,113
Takasago Thermal Engineering Co., Ltd.	35,500	585,187
Takeei Corp.	36,900	310,297
Takeuchi Manufacturing Co., Ltd.	23,300	416,303
Takisawa Machine Tool Co., Ltd.	18,300	238,304
Takuma Co., Ltd.	40,900	508,308
Tamron Co., Ltd.	5,400	110,516
Tamura Corp.	51,800	272,606
Tanseisha Co., Ltd.	24,800	287,960
Tatsuta Electric Wire and Cable Co., Ltd.	51,100	226,236
Tayca Corp. (b)	11,500	263,217
TechMatrix Corp.	15,400	289,161
Teikoku Electric Manufacturing Co., Ltd.	3,600	42,335
Teikoku Sen-I Co., Ltd. (b)	16,400	320,876
TKC Corp.	7,700	340,904
Toa Corp. (e)	20,700	246,310
Toa Corp. (e)	8,000	120,661
TOA ROAD Corp.	7,900	233,539
Toagosei Co., Ltd.	140,700	1,478,303
Tobishima Corp. (b)	10,710	132,608
TOC Co., Ltd.	77,960	468,165
Tocalo Co., Ltd.	33,900	247,312
Toei Animation Co., Ltd.	8,700	403,750
Toei Co., Ltd.	8,740	1,215,196
Toho Bank, Ltd.	90,000	213,848
Toho Co., Ltd.	15,400	283,872
Toho Titanium Co., Ltd.	24,900	252,605
Toho Zinc Co., Ltd. (b)	12,500	289,354
TOKAI Holdings Corp.	63,700	538,618
Tokai Rika Co., Ltd.	20,700	341,414
Tokai Tokyo Financial Holdings, Inc.	125,900	384,454
Tokushu Tokai Paper Co., Ltd.	5,100	178,457
Tokyo Dome Corp.	46,900	443,578
Tokyo Energy & Systems, Inc.	27,800	234,806
Security Description	Shares	Value
Tokyo Kiraboshi Financial Group, Inc.	400	$6,278
Tokyo Ohka Kogyo Co., Ltd. (b)	20,100	627,775
Tokyo Rope Manufacturing Co., Ltd.	21,400	198,229
Tokyo Seimitsu Co., Ltd.	24,400	627,099
Tokyo Steel Manufacturing Co., Ltd.	57,500	434,425
Tokyo Tekko Co., Ltd.	1,800	20,232
Tokyotokeiba Co., Ltd. (b)	8,900	273,840
Tokyu Construction Co., Ltd.	43,000	290,551
Tokyu REIT, Inc.	610	1,059,885
Tomoe Engineering Co., Ltd.	2,800	60,527
TOMONY Holdings, Inc.	97,480	327,527
Tomy Co., Ltd.	58,800	683,835
Tonami Holdings Co., Ltd.	4,200	219,083
Topcon Corp.	59,100	739,436
Toppan Forms Co., Ltd.	27,900	219,336
Topre Corp.	26,200	435,532
Topy Industries, Ltd.	23,698	555,827
Torex Semiconductor, Ltd.	20,500	223,761
Toridoll Holdings Corp.	10,200	194,836
Torii Pharmaceutical Co., Ltd.	5,600	134,880
Torikizoku Co., Ltd. (b)	14,400	298,986
Torishima Pump Manufacturing Co., Ltd. (b)	5,600	54,940
Tosei Reit Investment Corp.	222	244,583
Toshiba Machine Co., Ltd.	10,200	234,030
Toshiba TEC Corp.	10,800	300,624
Tosho Co., Ltd.	9,000	228,049
Totetsu Kogyo Co., Ltd.	16,300	442,978
Towa Bank, Ltd.	29,600	188,194
Towa Pharmaceutical Co., Ltd.	8,400	213,314
Toyo Construction Co., Ltd.	42,400	165,680
Toyo Corp.	5,668	50,030
Toyo Denki Seizo KK (b)	19,200	233,807
Toyo Ink SC Holdings Co., Ltd. (b)	23,300	503,240
Toyo Kanetsu KK	7,500	143,192
Toyo Machinery & Metal Co., Ltd.	42,100	230,155
Toyo Securities Co., Ltd.	122,500	134,166
Toyo Tanso Co., Ltd. (b)	8,300	165,784
Toyobo Co., Ltd.	42,778	510,604
TPR Co., Ltd.	18,300	310,832
Trancom Co., Ltd.	3,800	219,380
Transcosmos, Inc.	16,000	357,305
Tri Chemical Laboratories, Inc. (b)	6,700	282,017
Trusco Nakayama Corp.	23,700	507,700
Trust Tech, Inc.	12,800	181,771
TSI Holdings Co., Ltd.	74,700	446,508
Tsubaki Nakashima Co., Ltd. (b)	28,600	467,995
Tsubakimoto Chain Co.	19,700	642,709
Tsugami Corp. (b)	42,000	359,421
Tsukishima Kikai Co., Ltd.	28,900	329,933
Tsukuba Bank, Ltd.	112,900	177,094
Tsukui Corp.	30,900	147,416

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Tsurumi Manufacturing Co., Ltd.	10,900	$197,786
UACJ Corp.	2,400	40,898
Uchida Yoko Co., Ltd.	6,800	223,427
UKC Holdings Corp.	10,800	155,875
Union Tool Co.	7,200	202,487
Unipres Corp.	19,400	318,712
United Arrows, Ltd.	15,700	490,352
United Super Markets Holdings, Inc. (b)	35,100	307,215
UNITED, Inc. (b)	5,300	72,854
Unitika, Ltd. (c)	6,400	22,929
Unizo Holdings Co., Ltd.	21,700	371,402
Ushio, Inc.	63,500	818,062
UT Group Co., Ltd. (b)	15,400	373,779
Uzabase, Inc. (b)(c)	9,600	219,016
V Technology Co., Ltd. (b)	3,872	176,817
Valor Holdings Co., Ltd.	34,600	718,077
Valqua, Ltd.	10,476	219,943
ValueCommerce Co., Ltd.	14,100	322,596
Vector, Inc. (c)	19,400	184,925
VIA Holdings, Inc. (b)(c)	42,600	234,470
Vision, Inc. (c)	5,700	256,590
Vital KSK Holdings, Inc.	29,700	281,177
VT Holdings Co., Ltd.	85,900	334,862
Wacom Co., Ltd. (b)	78,600	260,444
Wakachiku Construction Co., Ltd.	3,800	48,179
Wakita & Co., Ltd.	10,900	105,419
Warabeya Nichiyo Holdings Co., Ltd. (b)	14,500	223,543
Watahan & Co., Ltd.	9,800	222,033
WATAMI Co., Ltd.	17,800	236,419
WDB Holdings Co., Ltd.	7,500	186,282
World Holdings Co., Ltd.	9,000	140,338
Yahagi Construction Co., Ltd.	28,200	184,004
Yakuodo Co., Ltd. (b)	7,700	170,023
YAMABIKO Corp.	24,000	208,725
YAMADA Consulting Group Co., Ltd.	11,200	207,596
Yamagata Bank, Ltd.	15,600	233,406
Yamaichi Electronics Co., Ltd.	17,800	159,595
YA-MAN, Ltd. (b)	15,700	128,672
Yamanashi Chuo Bank, Ltd.	23,900	257,323
Yamashin-Filter Corp. (b)	32,900	191,464
Yamato Kogyo Co., Ltd.	24,500	714,034
Yamazen Corp.	52,500	504,826
Yellow Hat, Ltd.	20,600	274,947
Yodogawa Steel Works, Ltd.	33,100	643,321
Yokogawa Bridge Holdings Corp.	19,900	320,461
Yokohama Reito Co., Ltd. (b)	28,300	262,144
Yokowo Co., Ltd. (b)	22,000	451,680
Yondoshi Holdings, Inc. (b)	16,200	372,146
Yonex Co., Ltd. (b)	27,500	157,996
Yorozu Corp.	16,200	203,139
Yoshinoya Holdings Co., Ltd. (b)	33,600	580,063
Yuasa Trading Co., Ltd.	10,300	287,758
Security Description	Shares	Value
Yume No Machi Souzou Iinkai Co., Ltd. (b)	15,172	$222,074
Yumeshin Holdings Co., Ltd. (b)	47,900	341,889
Yurtec Corp.	33,100	226,422
Yushin Precision Equipment Co., Ltd.	16,900	158,271
Zenrin Co., Ltd.	47,965	846,755
ZERIA Pharmaceutical Co., Ltd.	23,900	478,266
ZIGExN Co., Ltd.	38,000	277,928
Zojirushi Corp. (b)	25,300	269,813
		301,075,768
LIECHTENSTEIN — 0.0% (g)
VP Bank AG	1,858	300,710
LUXEMBOURG — 0.2%
Befesa SA (d)	9,081	361,951
Corp. America Airports SA (b)(c)	29,804	240,518
Solutions 30 SE (b)(c)	82,382	825,586
		1,428,055
MACAU — 0.1%
Macau Legend Development, Ltd. (c)	3,267,740	460,098
MALTA — 0.1%
Catena Media PLC (b)(c)	28,762	194,832
Kambi Group PLC (b)(c)	12,875	211,480
		406,312
MOROCCO — 0.1%
Vivo Energy PLC (d)	247,023	416,876
NETHERLANDS — 1.7%
Accell Group NV	14,118	389,881
AMG Advanced Metallurgical Group NV (b)	18,999	590,665
Arcadis NV (b)	35,337	672,038
BE Semiconductor Industries NV	43,563	1,123,161
BinckBank NV	4,391	31,553
Brack Capital Properties NV (c)	1,075	101,660
Brunel International NV (b)	19,244	282,266
Constellium NV Class A (c)	76,726	770,329
Corbion NV	43,889	1,431,450
Eurocommercial Properties NV REIT	22,455	600,936
Flow Traders (d)	21,376	625,128
ForFarmers NV	10,884	92,093
Fugro NV (b)(c)	53,750	462,874
Heijmans NV (c)	25,567	252,724
Intertrust NV (d)	43,711	904,468
Kendrion NV	13,766	295,350
Koninklijke BAM Groep NV	141,726	630,742
Koninklijke Volkerwessels NV	17,568	353,314
NSI NV REIT	12,277	520,794
Pharming Group NV (b)(c)	423,275	353,711
PostNL NV (b)	290,325	503,703
Shop Apotheke Europe NV (c)(d)	5,275	206,647
uniQure NV (b)(c)	14,519	1,134,660
Vastned Retail NV REIT	13,935	450,685

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Wereldhave NV REIT (b)	24,846	$651,908
Wessanen	33,296	431,880
		13,864,620
NEW ZEALAND — 1.2%
Argosy Property, Ltd.	395,769	366,829
Arvida Group, Ltd. (b)	272,504	252,578
Chorus, Ltd.	178,735	684,270
Genesis Energy, Ltd.	224,534	523,305
Goodman Property Trust REIT	413,773	537,757
Infratil, Ltd.	388,733	1,214,080
Kiwi Property Group, Ltd.	636,392	683,892
Metlifecare, Ltd.	73,904	217,909
New Zealand Refining Co., Ltd.	113,323	159,077
Precinct Properties New Zealand, Ltd.	526,912	626,404
Pushpay Holdings, Ltd. (b)(c)	99,630	256,959
Restaurant Brands New Zealand, Ltd. (b)(c)	28,690	180,171
SKYCITY Entertainment Group, Ltd.	385,064	980,201
Stride Property Group	290,747	429,616
Summerset Group Holdings, Ltd.	147,599	552,181
Synlait Milk, Ltd. (c)	34,885	215,561
Tourism Holdings, Ltd.	72,535	184,154
Vital Healthcare Property Trust REIT (b)	263,307	435,051
Z Energy, Ltd.	224,636	953,541
		9,453,536
NORWAY — 1.4%
Akastor ASA (c)	103,600	141,438
Aker Solutions ASA (c)	64,089	262,188
Archer, Ltd. (b)(c)	312,551	166,062
Atea ASA (b)	44,977	611,928
Avance Gas Holding, Ltd. (c)(d)	15,483	43,038
Axactor SE (c)	79,242	173,800
B2Holding ASA	171,212	188,461
Borregaard ASA	60,379	699,673
BW Offshore, Ltd. (c)	54,130	329,819
DOF ASA (b)(c)	325,694	127,397
Europris ASA (d)	55,468	172,011
Frontline, Ltd. (c)	51,025	414,134
Golden Ocean Group, Ltd. (b)	38,884	225,916
Grieg Seafood ASA	31,211	433,057
Kitron ASA	234,101	252,606
Komplett Bank ASA (c)	124,571	131,496
Kongsberg Automotive ASA (b)(c)	292,581	212,760
Kvaerner ASA	120,797	194,243
NEL ASA (b)(c)	646,693	524,876
Nordic Nanovector ASA (b)(c)	32,428	122,470
Nordic Semiconductor ASA (b)(c)	91,183	382,868
Norway Royal Salmon ASA (b)	9,975	211,877
Norwegian Air Shuttle ASA (b)(c)	30,303	126,670
Ocean Yield ASA (b)	23,688	158,919
Odfjell Drilling, Ltd. (c)	63,657	194,121
Petroleum Geo-Services ASA (c)	164,868	257,278
Security Description	Shares	Value
Prosafe SE (b)(c)	66,798	$86,964
Protector Forsikring ASA (b)(c)	62,662	409,366
Sbanken ASA (d)	41,151	351,369
Scatec Solar ASA (d)	82,483	824,728
Ship Finance International, Ltd. (b)	37,320	466,873
SpareBank 1 Nord Norge	43,102	343,257
SpareBank 1 SMN	44,711	512,343
Stolt-Nielsen, Ltd.	13,805	168,068
Veidekke ASA	86,191	837,036
Wallenius Wilhelmsen ASA (b)	69,251	205,331
		10,964,441
PERU — 0.1%
Hochschild Mining PLC	224,302	546,388
PORTUGAL — 0.2%
Altri SGPS SA	142,174	988,447
Banco Comercial Portugues SA Class R (b)	3,105	961
Mota-Engil SGPS SA (b)	43,535	94,446
REN - Redes Energeticas Nacionais SGPS SA	321,996	883,721
		1,967,575
SINGAPORE — 1.8%
Accordia Golf Trust	442,800	173,461
AIMS AMP Capital Industrial REIT	276,354	296,177
Ascendas Hospitality Trust	564,700	409,037
Ascott Residence Trust REIT	587,225	564,243
Best World International, Ltd. (b)(f)	280,300	281,761
BW LPG, Ltd. (c)(d)	22,909	111,884
Cache Logistics Trust REIT	44,748	26,129
CapitaLand Retail China Trust REIT	378,873	436,854
CDL Hospitality Trusts	484,680	583,930
China Aviation Oil Singapore Corp., Ltd.	244,700	238,741
China New Town Development Co., Ltd. (f)	428,500	9,927
Chip Eng Seng Corp., Ltd.	449,400	239,157
CITIC Envirotech, Ltd. (b)	662,200	149,282
ESR-REIT	2,804,808	1,088,380
Ezion Holdings, Ltd. (c)(f)	4,945,500	157,180
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
First Real Estate Investment Trust	636,200	484,339
First Resources, Ltd.	232,000	272,649
Frasers Centrepoint Trust REIT	300,433	577,350
Frasers Commercial Trust REIT	364,399	449,792
Frasers Logistics & Industrial Trust REIT	681,049	609,091
GuocoLand, Ltd.	203,400	300,676
Hyflux, Ltd. (a)(c)	33,300	—
IGG, Inc.	488,000	544,061
Keppel DC REIT	336,966	415,931
Keppel Infrastructure Trust	1,577,092	588,663

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Lian Beng Group, Ltd.	137,100	$47,627
Manulife US Real Estate Investment Trust (b)	771,346	667,214
Midas Holdings, Ltd. (a)(c)	1,078,700	—
OUE Hospitality Trust	928,233	490,548
OUE Lippo Healthcare, Ltd. (c)	3,600	170
Parkway Life Real Estate Investment Trust	275,300	616,548
Raffles Medical Group, Ltd. (b)	543,268	417,605
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	214,849	73,048
Sheng Siong Group, Ltd.	309,700	251,798
Singapore Post, Ltd.	753,000	528,734
Soilbuild Business Space REIT	313,010	142,283
Starhill Global REIT	818,800	469,027
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (a)(c)	1,254	—
UMS Holdings, Ltd. (b)	455,474	212,091
United Engineers, Ltd.	317,700	605,836
Wing Tai Holdings, Ltd.	617,999	945,532
		14,476,756
SOUTH KOREA — 10.1%
AbClon, Inc. (c)	5,030	187,756
Able C&C Co., Ltd. (c)	8,093	80,955
Advanced Process Systems Corp.	8,310	188,201
Aekyung Industrial Co., Ltd.	4,320	138,432
AfreecaTV Co., Ltd.	5,690	303,066
Ahnlab, Inc.	2,944	163,180
AJ Rent A Car Co., Ltd. (c)	2,880	26,065
AK Holdings, Inc.	2,103	80,958
Alteogen, Inc. (b)(c)	8,163	231,885
Amicogen, Inc. (c)	14,233	299,538
Amotech Co., Ltd. (c)	10,321	190,393
Anam Electronics Co., Ltd. (c)	90,956	226,868
Ananti, Inc. (c)	21,431	282,121
Anterogen Co., Ltd. (c)	3,139	120,297
Aprogen pharmaceuticals, Inc. (c)	45,450	49,006
Asiana Airlines, Inc. (c)	48,389	230,075
ATGen Co., Ltd. (c)	19,189	219,369
BGF Co., Ltd.	32,803	210,230
BH Co., Ltd. (c)	17,660	284,481
Binex Co., Ltd. (c)	16,730	144,892
Binggrae Co., Ltd.	1,523	90,089
Boryung Pharmaceutical Co., Ltd.	20,113	202,062
Bukwang Pharmaceutical Co., Ltd.	18,379	278,554
Byucksan Corp.	6,527	13,143
Cafe24 Corp. (c)	3,485	185,319
CammSys Corp. (b)(c)	143,865	294,670
Caregen Co., Ltd. (f)	3,538	234,406
Cell Biotech Co., Ltd.	3,596	65,246
Cellumed Co., Ltd. (c)	24,228	145,622
Chabiotech Co., Ltd. (c)	29,341	392,602
Cheil Worldwide, Inc.	48,671	1,239,274
Choa Pharmaceutical Co. (c)	19,288	71,830
Security Description	Shares	Value
Chong Kun Dang Pharmaceutical Corp.	4,252	$339,527
Chongkundang Holdings Corp.	2,149	210,312
CJ CGV Co., Ltd.	553	18,008
CJ Freshway Corp.	1,799	47,209
CMG Pharmaceutical Co., Ltd. (c)	45,955	128,554
CNK International Co., Ltd. (a)(c)	16,071	—
Com2uSCorp	7,552	663,862
Coreana Cosmetics Co., Ltd. (c)	48,519	170,183
Cosmax, Inc.	5,789	546,487
Cosmecca Korea Co., Ltd.	8,264	147,079
CosmoAM&T Co., Ltd. (b)(c)	11,742	136,777
COSON Co., Ltd. (c)	19,672	135,616
CROWNHAITAI Holdings Co., Ltd.	1,960	21,303
CrystalGenomics, Inc. (c)	19,110	244,947
CS Wind Corp.	9,349	347,354
CTC BIO, Inc. (c)	6,801	40,995
Cuckoo Homesys Co., Ltd.	6,965	305,829
CUROCOM Co., Ltd. (c)	133,704	140,692
Dae Han Flour Mills Co., Ltd.	517	88,432
Dae Hwa Pharmaceutical Co., Ltd.	9,876	135,569
Daea TI Co., Ltd. (b)	33,210	180,625
Daeduck Electronics Co.	48,186	492,439
Daesang Corp.	18,319	384,736
Daewon Pharmaceutical Co., Ltd.	11,619	158,992
Daewoo Engineering & Construction Co., Ltd. (c)	122,739	525,121
Daewoong Co., Ltd.	26,815	395,960
Daishin Securities Co., Ltd. Preference Shares	67,650	556,011
Daou Technology, Inc.	20,529	385,813
Dawonsys Co., Ltd.	17,706	216,217
DB HiTek Co., Ltd.	27,685	353,660
Dentium Co., Ltd.	6,404	407,651
DGB Financial Group, Inc.	110,763	781,811
Digital Power Communications Co., Ltd.	14,888	66,791
DIO Corp. (c)	840	29,609
DMS Co., Ltd.	47,108	230,920
Dong-A Socio Holdings Co., Ltd.	4,690	395,217
Dong-A ST Co., Ltd.	4,945	434,692
Dongkoo Bio & Pharma Co., Ltd. (c)	9,849	157,376
DongKook Pharmaceutical Co., Ltd.	3,530	178,541
Dongkuk Steel Mill Co., Ltd. (c)	22,048	128,127
Dongsung Finetec Co., Ltd. (c)	9,230	72,184
Dongsung Pharmaceutical Co., Ltd. (b)(c)	9,815	175,958
Dongwha Pharm Co., Ltd.	33,467	280,570
Dongwon F&B Co., Ltd.	446	108,540
Dongwon Industries Co., Ltd.	194	42,004
Doosan Heavy Industries & Construction Co., Ltd. (c)	76,788	412,320
Doosan Infracore Co., Ltd. (c)	63,715	343,227
DoubleUGames Co., Ltd.	7,106	380,948

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Douzone Bizon Co., Ltd.	17,400	$937,323
Easy Bio, Inc.	38,777	196,462
Ecopro Co., Ltd. (c)	11,877	277,214
EM-Tech Co., Ltd.	18,184	204,730
Enerzent Co., Ltd. (c)	80,961	116,395
ENF Technology Co., Ltd.	23,396	420,445
Enzychem Lifesciences Corp. (c)	2,857	147,223
Esmo Corp. (c)	34,136	163,489
Eugene Corp.	42,361	217,556
Eugene Investment & Securities Co., Ltd.	122,769	291,332
Eugene Technology Co., Ltd.	4,095	40,608
F&F Co., Ltd. (b)	4,271	330,687
Feelingk Co., Ltd. (c)	101,111	143,175
Feelux Co., Ltd. (b)(c)	22,626	110,911
Finetex EnE, Inc. (a)(c)	52,969	—
Foosung Co., Ltd. (c)	41,677	245,084
GemVax & Kael Co., Ltd. (c)	16,655	202,661
Genexine Co., Ltd. (c)	8,714	427,908
GNCO Co., Ltd. (c)	23,933	27,360
Golfzon Newdin Holdings Co., Ltd.	2,734	10,892
Grand Korea Leisure Co., Ltd.	16,063	285,187
Green Cross Cell Corp.	3,442	119,389
Green Cross Corp.	4,379	460,788
Green Cross Holdings Corp.	15,945	299,663
Green Cross LabCell Corp.	5,168	144,121
GS Home Shopping, Inc.	2,754	410,482
G-SMATT GLOBAL Co., Ltd. (b)(c)	89,372	50,466
G-treeBNT Co., Ltd. (c)	15,147	369,935
HAESUNG DS Co., Ltd.	18,087	220,086
Halla Holdings Corp.	2,931	112,072
Hana Tour Service, Inc.	5,054	219,730
Hanall Biopharma Co., Ltd. (c)	17,242	371,823
Handsome Co., Ltd.	12,636	404,912
Hanil Cement Co., Ltd.	16	1,767
Hanil Holdings Co., Ltd.	3,446	156,982
Hanjin Kal Corp. (b)	25,267	656,485
Hanjin Shipping Co., Ltd. (a)(c)	1,732	—
Hanjin Transportation Co., Ltd.	4,327	136,595
Hankook Cosmetics Co., Ltd. (c)	21,103	182,400
Hankook Tire Worldwide Co., Ltd.	15,267	226,761
Hanmi Semiconductor Co., Ltd.	15,259	99,907
Hansae Co., Ltd.	11,640	211,196
Hansol Chemical Co., Ltd.	9,242	636,330
Hansol Holdings Co., Ltd. (c)	52,435	226,833
Hansol Paper Co., Ltd.	27,611	350,324
Hanssem Co., Ltd.	7,940	504,051
Hanwha Aerospace Co., Ltd. (c)	24,521	706,122
Hanwha General Insurance Co., Ltd.	45,473	162,847
Hanwha Investment & Securities Co., Ltd. (c)	90,973	198,941
Harim Holdings Co., Ltd.	49,784	487,212
HDC Holdings Co., Ltd.	15,925	208,950
Security Description	Shares	Value
HDC Hyundai Engineering Plastics Co., Ltd.	5,411	$26,149
Hite Jinro Co., Ltd.	17,914	315,723
HLB Life Science Co., Ltd. (c)	17,746	87,758
HS Industries Co., Ltd.	38,372	310,060
Huchems Fine Chemical Corp.	23,347	444,840
Hugel, Inc. (c)	1,523	553,458
Humedix Co., Ltd.	1,261	27,794
Huons Co., Ltd.	3,680	182,622
Huons Global Co., Ltd.	2,474	83,134
Hyosung Advanced Materials Corp. (c)	2,190	226,653
Hyosung Chemical Corp.	1,938	250,925
Hyosung Corp.	6,344	398,887
Hyosung Heavy Industries Corp. (c)	4,974	144,742
Hyosung TNC Co., Ltd.	1,794	220,628
Hyundai Bioscience Co., Ltd. (b)(c)	50,020	768,939
Hyundai Construction Equipment Co., Ltd.	7,616	267,465
Hyundai Corp.	2,583	52,459
Hyundai Greenfood Co., Ltd.	38,247	433,929
Hyundai Home Shopping Network Corp. (b)	4,449	408,430
Hyundai Hy Communications & Network Co., Ltd.	13,444	47,738
Hyundai Livart Furniture Co., Ltd.	14,148	212,591
Hyundai Merchant Marine Co., Ltd. (c)	134,746	432,368
Hyundai Mipo Dockyard Co., Ltd.	9,246	395,576
Hyundai Wia Corp.	2,107	88,776
Il Dong Pharmaceutical Co., Ltd.	9,299	159,057
Ilyang Pharmaceutical Co., Ltd. (c)	9,028	200,553
Innocean Worldwide, Inc.	6,363	392,917
Innox Advanced Materials Co., Ltd. (c)	2,958	137,313
Inscobee, Inc. (c)	58,842	143,710
Insun ENT Co., Ltd. (c)	42,712	305,548
Interojo Co., Ltd.	4,150	92,011
iNtRON Biotechnology, Inc. (c)	16,303	199,084
IS Dongseo Co., Ltd.	6,586	220,455
ISC Co., Ltd.	24,714	173,157
Jahwa Electronics Co., Ltd.	25,536	263,178
Jayjun Cosmetic Co., Ltd. (c)	16,599	90,855
JB Financial Group Co., Ltd.	162,420	831,336
Jeil Pharmaceutical Co., Ltd.	5,303	171,768
Jeju Air Co., Ltd.	5,620	161,350
Jenax, Inc. (c)	7,941	96,971
Jin Air Co., Ltd.	14,323	261,738
JoyCity Corp. (c)	338	1,961
JW Pharmaceutical Corp.	6,815	185,330
JW Shinyak Corp.	33,583	159,095
JYP Entertainment Corp.	23,449	485,369
Kangstem Biotech Co., Ltd. (b)(c)	15,373	200,376
KC Co., Ltd.	6,291	74,098

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
KEPCO Engineering & Construction Co., Inc.	15,407	$270,205
KEPCO Plant Service & Engineering Co., Ltd.	16,769	453,844
Kginicis Co., Ltd. (b)	17,795	231,944
KGMobilians Co., Ltd.	12,165	72,907
Kiwi Media Group Co., Ltd. (c)	677,509	120,287
KIWOOM Securities Co., Ltd.	7,738	546,850
Koh Young Technology, Inc.	5,251	377,914
Kolmar Korea Co., Ltd. (b)	9,986	522,370
Kolon Industries, Inc.	10,153	375,467
Kolon Life Science, Inc. (c)	3,272	58,659
Komipharm International Co., Ltd. (b)(c)	16,207	307,395
KONA I Co., Ltd. (c)	1,205	23,429
Korea Circuit Co., Ltd. (c)	45,549	216,966
Korea Electric Terminal Co., Ltd.	2,885	168,155
Korea Line Corp. (c)	7,397	172,649
Korea Petrochemical Ind Co., Ltd.	2,893	325,718
Korea Real Estate Investment & Trust Co., Ltd.	58,226	118,757
Korea United Pharm, Inc.	7,712	152,617
Korean Reinsurance Co.	104,164	786,654
Kortek Corp.	8,645	104,820
KT Skylife Co., Ltd.	5,693	52,017
Kumho Industrial Co., Ltd.	15,045	183,722
Kumho Tire Co., Inc. (c)	55,467	190,711
Kwang Dong Pharmaceutical Co., Ltd.	19,463	126,253
KyungDong City Gas Co., Ltd.	853	22,717
Kyungdong Pharm Co., Ltd.	15,326	119,990
L&F Co., Ltd. (b)	12,061	285,687
Leaders Cosmetics Co., Ltd. (c)	8,047	64,674
LEENO Industrial, Inc.	7,517	390,612
LegoChem Biosciences, Inc. (c)	6,325	254,172
LF Corp.	2,462	49,042
LG International Corp.	26,436	407,535
Lock&Lock Co., Ltd.	3,789	51,192
LOT Vacuum Co., Ltd.	29,390	209,483
Lotte Chilsung Beverage Co., Ltd.	3,010	447,075
LOTTE Fine Chemical Co., Ltd.	16,330	746,741
Lotte Food Co., Ltd.	752	382,952
LOTTE Himart Co., Ltd.	4,578	173,263
Lotte Non-Life Insurance Co., Ltd. (c)	116,049	238,199
LS Industrial Systems Co., Ltd.	12,623	552,082
Lumens Co., Ltd. (c)	19,755	37,725
Lutronic Corp. (c)	11,369	82,709
Macrogen, Inc. (c)	4,779	124,995
Maeil Dairies Co., Ltd.	983	71,938
MagnaChip Semiconductor Corp. (b)(c)	26,586	275,165
Mando Corp.	19,948	509,649
ME2ON Co., Ltd. (c)	43,260	247,650
Medipost Co., Ltd. (c)	9,492	265,939
Meerecompany, Inc.	3,219	138,417
Meritz Financial Group, Inc.	36,728	465,998
Security Description	Shares	Value
Meritz Fire & Marine Insurance Co., Ltd.	32,973	$591,124
Mezzion Pharma Co., Ltd. (c)	3,641	198,660
Minwise Co., Ltd.	26,161	506,386
Mirae Asset Life Insurance Co., Ltd.	60,508	230,577
Mirae Corp. (c)	240,455	36,444
Modetour Network, Inc.	7,885	134,529
MyungMoon Pharm Co., Ltd. (c)	44,344	198,936
Namhae Chemical Corp.	21,328	199,491
Nanomedics Co., Ltd. (c)	26,439	205,165
Naturalendo Tech Co., Ltd. (c)	2,461	12,490
Naturecell Co., Ltd. (b)(c)	31,710	233,984
Neowiz (c)	7,133	90,193
NEPES Corp.	10,820	300,803
NHN Entertainment Corp. (c)	9,443	632,178
NHN KCP Corp.	8,597	140,349
NICE Holdings Co., Ltd.	5,838	114,773
NICE Information Service Co., Ltd.	30,413	446,456
NongShim Co., Ltd.	3,163	695,797
OPTRON-TEC, Inc.	62,891	447,724
Orion Holdings Corp.	13,506	200,604
Oscotec, Inc. (c)	11,519	210,497
Osstem Implant Co., Ltd. (c)	8,654	561,369
Osung Advanced Materials Co., Ltd. (c)	115,585	182,690
Paradise Co., Ltd.	27,833	392,914
Paru Co., Ltd. (c)	92,760	205,259
Peptron, Inc. (b)(c)	15,259	213,426
Pharmicell Co., Ltd. (c)	44,157	297,529
POLUS BioPharm, Inc. (b)(c)	21,662	36,489
Poongsan Corp.	18,086	405,688
Posco ICT Co., Ltd.	8,344	41,335
Power Logics Co., Ltd. (c)	16,329	185,259
Prostemics Co., Ltd. (b)(c)	34,135	131,408
PSK Holdings, Inc.	4,375	34,139
PSK, Inc. (c)	11,605	169,354
Sajo Industries Co., Ltd.	1,300	57,870
Sam Chun Dang Pharm Co., Ltd.	6,637	217,564
Sam Yung Trading Co., Ltd.	6,515	91,407
Samick THK Co., Ltd.	20,121	210,855
Samjin Pharmaceutical Co., Ltd.	11,189	290,711
Samwha Capacitor Co., Ltd. (b)	4,049	180,945
Samyang Holdings Corp.	4,349	277,592
Sangsangin Co., Ltd. (b)(c)	21,310	414,333
S-Connect Co., Ltd. (c)	150,300	239,512
SeAH Steel Corp.	328	20,254
SeAH Steel Holdings Corp.	365	18,082
Seegene, Inc. (c)	34,144	780,671
Seobu T&D (c)	13,475	107,132
Seohan Co., Ltd.	161,986	227,971
Seoul Semiconductor Co., Ltd.	26,555	415,119
SFA Engineering Corp.	22,837	798,054
Shinsegae Information & Communication Co., Ltd.	2,875	302,527

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Shinsegae International, Inc.	1,345	$248,114
Shinsung E&G Co., Ltd. (b)(c)	225,161	246,680
Silicon Works Co., Ltd.	5,554	207,075
Sindoh Co., Ltd.	1,392	56,963
SK Bioland Co., Ltd.	4,303	58,322
SK Chemicals Co., Ltd. (b)	4,317	214,981
SK Discovery Co., Ltd.	4,060	96,169
SK Gas, Ltd.	3,950	268,202
SK Materials Co., Ltd.	3,308	424,297
SK Networks Co., Ltd.	77,668	340,363
SK Securities Co., Ltd.	331,694	207,695
SKC Co., Ltd.	15,804	542,016
SKCKOLONPI, Inc.	9,772	244,162
SM Culture & Contents Co., Ltd. (c)	106,838	158,224
SM Entertainment Co., Ltd. (c)	10,110	364,245
S-MAC Co., Ltd. (c)	217,100	189,903
Songwon Industrial Co., Ltd.	16,497	317,896
Soulbrain Co., Ltd.	8,486	347,260
SPC Samlip Co., Ltd.	1,796	152,590
ST Pharm Co., Ltd.	9,148	137,064
STCUBE (c)	13,464	174,327
Suheung Co., Ltd.	1,595	46,828
SundayToz Corp. (c)	1,030	19,179
Sungshin Cement Co., Ltd.	15,005	127,094
Synopex, Inc. (c)	31,945	76,636
Taekwang Industrial Co., Ltd.	429	490,434
Taeyoung Engineering & Construction Co., Ltd.	49,641	640,584
TechWing, Inc.	20,469	202,093
Tego Science, Inc. (c)	5,168	119,280
Telcon RF Pharmaceutical, Inc. (b)(c)	43,034	213,558
Theragen Etex Co., Ltd. (c)	19,781	144,762
Tovis Co., Ltd.	7,917	48,545
Union Semiconductor Equipment & Materials Co., Ltd. (b)	55,972	232,681
Unison Co., Ltd. (b)(c)	140,854	149,436
Value Added Technology Co., Ltd.	3,938	96,519
Wave Electronics Co., Ltd. (c)	7,177	137,679
Webzen, Inc. (c)	12,688	187,356
WeMade Entertainment Co., Ltd.	6,225	177,911
Whanin Pharmaceutical Co., Ltd.	9,644	147,001
Wins Co., Ltd.	7,321	104,934
WiSoL Co., Ltd.	6,608	108,164
Wonik Holdings Co., Ltd. (c)	113,328	395,051
WONIK IPS Co., Ltd.	18,562	385,017
Woojeon Co., Ltd. (a)(c)	7,674	—
Woongjin Thinkbig Co., Ltd. (c)	8,667	21,768
Woori Technology Investment Co., Ltd. (b)	79,904	277,500
Woory Industrial Co., Ltd.	9,486	204,155
YG Entertainment, Inc. (b)	4,188	105,004
Yong Pyong Resort Co., Ltd.	43,897	297,678
Young Poong Corp.	632	394,093
Youngone Corp.	11,338	366,265
Security Description	Shares	Value
Yuanta Securities Korea Co., Ltd. (c)	81,534	$229,141
Yungjin Pharmaceutical Co., Ltd. (c)	58,930	258,758
Yuyang D&U Co., Ltd. (c)	32,391	212,078
		81,062,325
SPAIN — 1.0%
Abengoa SA Class B (c)	13,666,924	160,308
Aedas Homes SAU (c)(d)	14,250	339,163
Amper SA (b)(c)	735,981	213,724
Applus Services SA	60,071	817,486
Atresmedia Corp. de Medios de Comunicacion SA (b)	57,450	281,847
Construcciones y Auxiliar de Ferrocarriles SA	12,872	590,743
Ercros SA	70,769	162,957
Euskaltel SA (d)	52,139	483,914
Faes Farma SA	202,559	956,145
Global Dominion Access SA (c)(d)	47,598	244,192
Grupo Ezentis SA (b)(c)	331,087	193,800
Lar Espana Real Estate Socimi SA REIT (b)	28,007	217,520
Let's GOWEX SA (a)(b)(c)	9,561	—
Liberbank SA	1,163,015	502,228
Miquel y Costas & Miquel SA (b)	11,499	200,616
Neinor Homes SA (b)(c)(d)	26,993	328,914
Pharma Mar SA (b)(c)	24,740	50,826
Promotora de Informaciones SA Class A (c)	305,521	501,015
Quabit Inmobiliaria SA (b)(c)	124,375	155,236
Sacyr SA (b)	143,988	349,592
Solaria Energia y Medio Ambiente SA (b)(c)	44,974	257,875
Talgo SA (c)(d)	41,839	261,102
Tecnicas Reunidas SA (b)	22,113	568,112
Telepizza Group SA (d)	36,748	197,944
Tubacex SA (b)	91,279	287,937
		8,323,196
SWEDEN — 3.3%
AcadeMedia AB (c)(d)	32,774	184,743
AF POYRY AB Class B (b)	44,020	997,284
Alimak Group AB (d)	22,402	344,304
Arjo AB Class B	90,039	407,583
Attendo AB (b)(d)	54,273	235,502
Avanza Bank Holding AB	56,355	430,641
Bergman & Beving AB	14,869	161,539
Betsson AB	56,464	345,666
Bilia AB Class A	31,125	281,790
BioGaia AB Class B	7,027	325,289
Biotage AB	40,536	475,779
Bonava AB Class B	42,345	532,153
Boozt AB (b)(c)(d)	22,235	122,220
Bravida Holding AB (d)	91,728	813,651
Bufab AB	25,748	295,826

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Bure Equity AB	25,002	$426,841
Cellavision AB	21,092	724,041
Cloetta AB Class B	122,273	397,991
Collector AB (b)(c)	38,775	221,913
Coor Service Management Holding AB (d)	48,546	448,928
Duni AB	18,720	255,432
Dustin Group AB (b)(d)	40,960	377,011
Fingerprint Cards AB Class B (b)(c)	175,851	311,779
G5 Entertainment AB	4,752	46,044
Granges AB	41,205	472,528
Haldex AB	49,142	301,901
Hansa Biopharma AB (b)(c)	15,647	290,740
Hembla AB (c)	16,162	315,290
HIQ International AB (b)	35,726	201,768
Hoist Finance AB (c)(d)	28,835	140,971
Infant Bacterial Therapeutics AB (c)	15	385
Instalco Intressenter AB	35,460	333,649
Inwido AB	34,398	238,571
JM AB (b)	36,526	840,497
KappAhl AB	41,570	63,129
Karo Pharma AB (b)	91,599	382,460
Klovern AB Class B	210,802	331,714
KNOW IT AB	26,073	599,964
Kungsleden AB	90,632	748,250
LeoVegas AB (b)(d)	71,844	287,122
Lindab International AB	58,778	676,585
Medicover AB (c)	40,326	374,218
Mekonomen AB (b)(c)	16,411	136,814
Munters Group AB (b)(c)(d)	58,191	273,200
Mycronic AB	33,908	412,238
NCC AB Class B (b)	47,522	824,370
NetEnt AB	104,293	334,409
New Wave Group AB Class B	105,515	734,654
Nobia AB	58,641	341,928
Nobina AB (d)	54,237	336,709
Nolato AB Class B	13,414	819,020
Nordic Waterproofing Holding A/S (d)	29,488	266,651
Oncopeptides AB (b)(c)(d)	15,864	247,923
Opus Group AB	16,675	10,945
Paradox Interactive AB (b)	16,862	280,603
RaySearch Laboratories AB (b)(c)	15,704	224,435
Recipharm AB Class B	28,225	344,972
Sagax AB Class D	30	116
SAS AB (b)(c)	96,966	129,383
Scandi Standard AB	32,209	222,174
Scandic Hotels Group AB (d)	34,146	301,228
SkiStar AB	23,987	295,242
Tethys Oil AB	34,621	277,992
THQ Nordic AB (c)	18,086	469,392
Tobii AB (b)(c)	43,956	195,661
Troax Group AB	20,991	214,928
Vitrolife AB	47,089	918,617
Security Description	Shares	Value
Wihlborgs Fastigheter AB	172,526	$2,502,856
		26,880,152
SWITZERLAND — 2.4%
AC Immune SA (b)(c)	32,439	180,036
ALSO Holding AG	2,853	408,491
APG SGA SA	326	92,450
Arbonia AG (b)	22,441	297,372
Aryzta AG (b)(c)	594,804	682,652
Ascom Holding AG	23,235	304,557
Autoneum Holding AG (b)	1,570	226,402
Bachem Holding AG Class B	4,000	529,231
Basilea Pharmaceutica AG (b)	1,036	38,316
Bell Food Group AG	895	248,305
Bobst Group SA (b)	3,062	226,902
Bossard Holding AG Class A	2,200	342,523
Burckhardt Compression Holding AG	1,529	406,949
Ceva Logistics AG (c)	7,064	214,093
Coltene Holding AG	2,554	232,087
Comet Holding AG (b)	3,749	363,749
Feintool International Holding AG (b)	2,426	172,433
GAM Holding AG (c)	97,957	453,315
Gurit Holding AG	260	273,067
HBM Healthcare Investments AG Class A (b)	3,180	599,471
HOCHDORF Holding AG (b)(c)	970	107,446
Huber + Suhner AG	6,924	583,746
Implenia AG (b)	9,097	269,644
Inficon Holding AG	1,039	634,589
Interroll Holding AG	452	1,138,113
Intershop Holding AG	277	141,199
Kardex AG	4,493	785,238
Komax Holding AG (b)	2,430	540,831
LEM Holding SA	297	417,932
Leonteq AG (b)(c)	4,016	142,928
Medartis Holding AG (c)(d)	3,240	196,394
Metall Zug AG Class B	153	345,231
Meyer Burger Technology AG (b)(c)	264,309	141,778
Mobilezone Holding AG	20,208	206,640
Mobimo Holding AG	3,420	910,246
Newron Pharmaceuticals SpA (c)	205	1,325
Orior AG	6,345	536,885
Phoenix Mecano AG	498	224,738
Resurs Holding AB (d)	56,077	334,231
Rieter Holding AG	1,614	245,990
Schmolz + Bickenbach AG (c)	203,689	97,980
Schweiter Technologies AG	588	554,228
Schweizerische Nationalbank (b)	44	243,692
Sensirion Holding AG (b)(c)(d)	4,424	153,138
Swissquote Group Holding SA	6,086	259,420
u-blox Holding AG	5,058	430,060
Valiant Holding AG	7,299	793,532
Valora Holding AG (b)	5,120	1,304,944
Vetropack Holding AG	146	310,718

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Ypsomed Holding AG	2,049	$282,447
Zehnder Group AG	2,838	103,478
Zur Rose Group AG (b)(c)	2,863	299,514
		19,030,676
UNITED ARAB EMIRATES — 0.0% (g)
NMC Health PLC (b)	3	92
UNITED KINGDOM — 8.2%
888 Holdings PLC	178,998	371,332
A.G. Barr PLC	50,783	599,134
AA PLC	377,248	231,516
Anglo Pacific Group PLC	136,423	359,405
AO World PLC (b)(c)	90,573	83,918
Arrow Global Group PLC (b)	97,519	281,735
Assura PLC REIT	1,553,793	1,261,653
Avon Rubber PLC	18,705	324,712
Biffa PLC (d)	154,635	405,416
Big Yellow Group PLC REIT	85,799	1,080,498
BMO Commercial Property Trust	309,321	440,126
Bovis Homes Group PLC	77,728	1,021,890
Brewin Dolphin Holdings PLC	180,343	701,880
Cairn Energy PLC (c)	372,937	821,597
Capital & Regional PLC REIT	402,151	74,214
Card Factory PLC	219,933	492,360
Centamin PLC	708,330	1,031,307
Charter Court Financial Services Group PLC (d)	63,303	238,877
Chemring Group PLC	111,172	261,188
Cineworld Group PLC	30	97
Civitas Social Housing PLC REIT	143,056	153,301
Clarkson PLC	13,340	426,143
CMC Markets PLC (d)	40,998	46,960
Coats Group PLC	631,257	658,387
ContourGlobal PLC (d)	113,155	273,624
Costain Group PLC	58,184	128,996
Countrywide PLC (c)	327,373	17,562
Crest Nicholson Holdings PLC	148,656	675,424
Devro PLC	169,598	446,804
DFS Furniture PLC	181,120	585,499
Dialog Semiconductor PLC (c)	39,258	1,585,311
Domino's Pizza Group PLC	292,140	1,033,622
Drax Group PLC	228,858	757,878
Dunelm Group PLC	59,367	695,119
EI Group PLC (c)	474,862	1,188,166
Elementis PLC	288,657	519,834
Empiric Student Property PLC REIT	399,063	461,162
EnQuest PLC (c)	780,245	196,121
Equiniti Group PLC (d)	218,390	610,923
Essentra PLC	168,568	920,362
Firstgroup PLC (c)	573,131	713,012
Forterra PLC (d)	111,866	421,421
Foxtons Group PLC (c)	386,654	260,810
Future PLC	46,342	571,511
Galliford Try PLC	60,547	485,852
Security Description	Shares	Value
Games Workshop Group PLC	13,597	$859,362
Genel Energy PLC	119,571	293,704
Go-Ahead Group PLC	19,249	483,105
Gocompare.Com Group PLC	183,330	218,158
Grainger PLC	272,636	852,192
Greene King PLC	172,661	1,358,028
Greggs PLC	56,170	1,642,784
Gulf Keystone Petroleum, Ltd.	175,039	502,351
Gym Group PLC (d)	68,443	213,413
Halfords Group PLC	94,283	269,507
Hansteen Holdings PLC REIT	366,608	454,451
Headlam Group PLC	63,740	389,385
Helical PLC	45,064	211,346
Hill & Smith Holdings PLC	41,519	618,771
Hunting PLC	71,095	461,914
Huntsworth PLC	27	33
Ibstock PLC (d)	227,018	702,090
Indivior PLC (c)	24	13
IntegraFin Holdings PLC	122,457	592,234
International Personal Finance PLC	3,980	6,078
ITE Group PLC	45,337	41,256
J D Wetherspoon PLC	89,426	1,625,242
JD Sports Fashion PLC	9	67
John Menzies PLC	66,870	386,379
Johnston Press PLC (a)(c)	358	—
JPJ Group PLC (c)	44,992	423,734
JTC PLC (d)	53,494	253,264
Just Group PLC	385,051	275,901
KCOM Group PLC	248,578	354,329
Keller Group PLC	61,233	478,498
Kier Group PLC (b)	57,978	78,437
Lancashire Holdings, Ltd.	111,986	981,282
Lb-shell PLC (a)(c)	571	—
LondonMetric Property PLC REIT	345,217	927,045
Lookers PLC	142,730	92,461
Luxfer Holdings PLC	9,681	237,378
LXI REIT PLC	223,873	362,422
Marshalls PLC	113,111	982,502
Marston's PLC	234,730	348,631
McBride PLC (b)	160,689	163,607
McCarthy & Stone PLC (d)	290,407	504,875
Mitchells & Butlers PLC (c)	116,556	424,997
Mitie Group PLC	28,804	53,632
Moneysupermarket.com Group PLC	27	142
Morgan Advanced Materials PLC	195,170	690,532
Morgan Sindall Group PLC	25,364	399,636
NCC Group PLC	39,597	82,446
NewRiver REIT PLC (b)	248,122	562,729
Northgate PLC	53,123	234,944
On the Beach Group PLC (d)	81,924	497,134
OneSavings Bank PLC	115,715	534,003
Oxford Biomedica PLC (c)	36,790	323,544
Oxford Instruments PLC	25,633	420,838

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Paragon Banking Group PLC	142,676	$796,790
Pendragon PLC	1,370,736	284,010
Pets at Home Group PLC	337,275	803,127
Photo-Me International PLC	114,739	140,771
Picton Property Income, Ltd.	190,782	237,952
Polypipe Group PLC	124,168	702,279
Premier Foods PLC (c)	562,377	241,561
Premier Oil PLC (b)(c)	388,119	379,855
Primary Health Properties PLC REIT	339,406	576,237
PZ Cussons PLC	211,652	576,451
QinetiQ Group PLC	306,905	1,091,331
Rathbone Brothers PLC	27,190	768,225
RDI REIT PLC	127,409	171,234
Reach PLC	330,267	327,438
Regional REIT, Ltd. (d)(e)	171,341	235,075
Regional REIT, Ltd. (c)(e)(f)	21,417	354
Renewi PLC	113,980	41,923
Renishaw PLC	3	163
Restaurant Group PLC	223,025	374,106
RPC Group PLC	12	121
RPS Group PLC	69,550	95,067
Sabre Insurance Group PLC (d)	127,295	442,283
Safestore Holdings PLC REIT	124,315	970,653
Saga PLC	682,633	345,604
Sanne Group PLC	87,091	779,210
Savills PLC	61,156	698,164
Schroder Real Estate Investment Trust, Ltd.	613,579	429,496
Senior PLC	459,735	1,262,656
Serco Group PLC (c)	611,900	1,121,422
SIG PLC	287,415	474,434
Sole Realisation Co. PLC (a)(c)	16,733	—
SSP Group PLC	13	114
St Modwen Properties PLC	131,492	732,993
Stagecoach Group PLC	293,840	474,568
Stobart Group, Ltd. (b)	218,383	307,953
Superdry PLC	26,239	153,948
TalkTalk Telecom Group PLC	431,794	612,742
Ted Baker PLC	21,300	219,308
Telecom Plus PLC	37,191	667,395
Thomas Cook Group PLC (b)(c)	442,364	74,062
Triple Point Social Housing REIT PLC (d)	193,929	203,868
Tyman PLC	125,922	387,832
U & I Group PLC	91,259	158,190
UK Commercial Property REIT, Ltd.	176,387	198,223
Ultra Electronics Holdings PLC	41,992	881,813
		66,228,466
UNITED STATES — 0.9%
Adaptimmune Therapeutics PLC ADR (b)(c)	38,434	154,505
Alacer Gold Corp. (b)(c)	246,114	856,950
Boart Longyear, Ltd. (c)	36	—
Security Description	Shares	Value
BrightSphere Investment Group PLC	64,671	$737,896
Civeo Corp. (c)	105,531	181,513
DHT Holdings, Inc.	66,800	394,788
Ferroglobe PLC	47,688	81,070
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	19,857	—
Hudson, Ltd. Class A (c)	20,664	284,957
IMAX Corp. (c)	38,884	785,457
New Pride Corp. (c)	86,280	115,822
Nordic American Tankers, Ltd. (b)	104,653	244,888
Ormat Technologies, Inc.	1	48
Oxford Immunotec Global PLC (c)	20,107	276,672
Pieris Pharmaceuticals, Inc. (c)	50,845	238,972
Quotient, Ltd. (c)	41,937	392,111
Sims Metal Management, Ltd.	90,333	688,428
Stratasys, Ltd. (c)	34,238	1,005,570
Strongbridge Biopharma PLC (b)(c)	64,557	202,063
TI Fluid Systems PLC (d)	97,638	244,551
Tucows, Inc. Class A (b)(c)	8,358	510,005
		7,396,266
TOTAL COMMON STOCKS (Cost $850,236,245)		799,655,147

WARRANTS — 0.0% (g)
FRANCE — 0.0% (g)
CGG SA (expiring 02/21/22) (c)	533	127
CGG SA (expiring 02/21/23) (c)	1,729	115
		242
SINGAPORE — 0.0% (g)
Ezion Holdings, Ltd. (expiring 04/16/23) (b) (c) (f)	389,064	—
Ezion Holdings, Ltd. (expiring 04/24/20) (b) (c) (f)	115,305	85
		85
UNITED STATES — 0.0% (g)
Boart Longyear, Ltd. (expiring 09/13/24) (c)	50	—
TOTAL WARRANTS (Cost $0)		327
RIGHTS — 0.0% (g)
CANADA — 0.0% (g)
Pan American Silver Corp. (CVR) (expiring 02/22/29) (c) (f)	180,773	69,169
SOUTH KOREA — 0.0% (g)
Aprogen Pharmaceuticals, Inc. (expiring 07/25/19) (c) (f)	44,997	9,353
CMG Pharmaceutical Co., LTD (expiring 07/23/19) (c) (f)	12,344	3,795
		13,148

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SPAIN — 0.0% (g)
Sacyr SA (expiring 07/05/19) (b) (c)	143,988	$8,625
TOTAL RIGHTS (Cost $98,981)		90,942
SHORT-TERM INVESTMENTS — 9.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (i) (j)	11,220,581	11,220,581
State Street Navigator Securities Lending Portfolio III (k) (l)	61,473,048	61,473,048
TOTAL SHORT-TERM INVESTMENTS (Cost $72,693,629)		72,693,629
TOTAL INVESTMENTS — 108.6% (Cost $923,028,855)		872,440,045
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(69,326,290)
NET ASSETS — 100.0%		$803,113,755
(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $202,507, representing less than 0.05% of the Fund's net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $933,324 representing 0.1% of net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	Amount is less than 0.5 shares.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2019.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
CVR	= Contingent Value Rights
REIT	= Real Estate Investment Trust

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$798,601,718	$850,922	$202,507	$799,655,147
Warrants	242	85	—	327
Rights	8,625	82,317	—	90,942
Short-Term Investments	72,693,629	—	—	72,693,629
TOTAL INVESTMENTS	$871,304,214	$933,324	$202,507	$872,440,045
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	116,772	$116,772	$47,952,185	$36,848,376	$—	$—	11,220,581	$11,220,581	$34,092
State Street Navigator Securities Lending Government Money Market Portfolio	80,083,724	80,083,724	71,664,626	151,748,350	—	—	—	—	1,094,432
State Street Navigator Securities Lending Portfolio III	—	—	89,570,834	28,097,786	—	—	61,473,048	61,473,048	412,255
Total		$80,200,496	$209,187,645	$216,694,512	$—	$—		$72,693,629	$1,540,779
See accompanying notes to schedules of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 11.5%
BWP Trust REIT	2,082,146	$5,377,017
Charter Hall Retail REIT (a)	1,543,303	4,732,766
Dexus REIT	4,664,441	42,487,061
Goodman Group REIT	6,904,649	72,825,417
GPT Group REIT	8,288,671	35,771,933
Scentre Group REIT	22,933,011	61,798,039
Shopping Centres Australasia Property Group REIT	3,802,763	6,377,927
Vicinity Centres REIT	13,875,506	23,855,983
		253,226,143
AUSTRIA — 0.5%
CA Immobilien Anlagen AG	315,722	11,613,282
BELGIUM — 0.5%
Cofinimmo SA REIT	92,415	12,018,664
BRAZIL — 0.7%
BR Malls Participacoes SA	3,815,316	14,265,189
CANADA — 3.5%
Allied Properties Real Estate Investment Trust	240,208	8,707,597
Artis Real Estate Investment Trust	296,148	2,635,700
Boardwalk Real Estate Investment Trust	97,801	2,981,742
Canadian Apartment Properties REIT	337,545	12,491,813
Dream Office Real Estate Investment Trust	124,925	2,259,979
First Capital Realty, Inc.	741,157	12,398,463
Granite Real Estate Investment Trust	104,247	4,809,682
H&R Real Estate Investment Trust	599,599	10,480,077
RioCan Real Estate Investment Trust	642,817	12,785,012
SmartCentres Real Estate Investment Trust	302,280	7,682,203
		77,232,268
FRANCE — 8.2%
Covivio REIT	268,491	28,144,993
Gecina SA REIT	236,786	35,486,202
Klepierre SA REIT (a)	875,973	29,408,022
Unibail-Rodamco-Westfield (b)	4,052,755	29,208,092
Unibail-Rodamco-Westfield REIT (b)	8,520	1,278,315
Unibail-Rodamco-Westfield REIT (a)(b)	381,912	57,300,913
		180,826,537
GERMANY — 4.7%
alstria office REIT-AG	683,160	11,078,476
Deutsche EuroShop AG	218,761	6,053,740
Deutsche Wohnen SE	1,527,386	56,130,045
Security Description	Shares	Value
LEG Immobilien AG	271,041	$30,619,231
		103,881,492
HONG KONG — 9.7%
Hang Lung Properties, Ltd.	8,546,755	20,326,235
Hongkong Land Holdings, Ltd.	5,038,900	32,450,516
Hysan Development Co., Ltd.	2,663,846	13,758,232
Link REIT	9,091,355	111,714,570
Wharf Real Estate Investment Co., Ltd.	4,981,000	35,098,118
		213,347,671
JAPAN — 29.1%
Activia Properties, Inc. REIT	3,032	13,198,515
Advance Residence Investment Corp. REIT	5,832	17,348,765
Aeon Mall Co., Ltd.	441,940	6,653,301
AEON REIT Investment Corp.	6,449	8,260,275
Comforia Residential REIT, Inc.	2,767	7,948,640
Daiwa House REIT Investment Corp.	8,066	19,472,495
Daiwa Office Investment Corp. REIT	1,320	9,470,577
Frontier Real Estate Investment Corp. REIT (a)	2,119	9,047,151
Fukuoka REIT Corp.	3,430	5,533,080
GLP J-REIT	16,550	18,863,375
Hoshino Resorts REIT, Inc.	886	4,555,820
Hulic Co., Ltd. (a)	2,118,690	17,029,752
Hulic Reit, Inc.	4,804	8,342,569
Industrial & Infrastructure Fund Investment Corp. REIT	7,727	9,610,340
Invincible Investment Corp. REIT (a)	24,469	12,672,825
Japan Excellent, Inc. REIT	5,639	8,280,024
Japan Hotel REIT Investment Corp.	19,268	15,523,133
Japan Logistics Fund, Inc. REIT	3,907	8,946,138
Japan Prime Realty Investment Corp. REIT	3,986	17,277,353
Japan Real Estate Investment Corp. REIT	5,978	36,398,441
Japan Rental Housing Investments, Inc. REIT	7,079	5,506,035
Japan Retail Fund Investment Corp. REIT	11,305	22,874,420
Kenedix Office Investment Corp. REIT	1,854	13,267,440
Kenedix Residential Next Investment Corp. REIT	3,910	6,927,965
Kenedix Retail REIT Corp.	2,193	5,387,851
Leopalace21 Corp. (a)(c)	1,057,200	2,737,691
MCUBS MidCity Investment Corp. REIT (a)	7,092	6,674,669
Mitsui Fudosan Co., Ltd.	4,272,700	103,605,242
Mori Hills REIT Investment Corp.	6,883	9,748,894
Mori Trust Sogo Reit, Inc.	4,167	6,776,113

See accompanying notes to schedules of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Nippon Accommodations Fund, Inc. REIT	2,092	$11,727,938
Nippon Building Fund, Inc. REIT	6,096	41,756,525
Nippon Prologis REIT, Inc.	10,053	23,224,352
NIPPON REIT Investment Corp. (a)	1,920	7,466,865
Nomura Real Estate Master Fund, Inc. REIT	19,633	30,194,803
Orix JREIT, Inc. REIT	11,919	21,749,354
Premier Investment Corp. REIT	5,687	7,484,839
Sekisui House Reit, Inc.	18,410	13,772,471
Tokyu Fudosan Holdings Corp.	2,486,700	13,732,936
Tokyu REIT, Inc.	4,222	7,335,794
United Urban Investment Corp. REIT	13,190	22,109,838
Unizo Holdings Co., Ltd. (a)	140,300	2,401,273
		640,895,877
LUXEMBOURG — 1.6%
Aroundtown SA	3,118,833	25,735,823
Grand City Properties SA	446,171	10,212,805
		35,948,628
MALTA — 0.0% (d)
BGP Holdings PLC (c)(e)	32,410,441	—
MEXICO — 0.8%
Fibra Uno Administracion SA de CV REIT	13,141,048	17,387,650
NETHERLANDS — 0.4%
Eurocommercial Properties NV REIT	174,919	4,681,149
Wereldhave NV REIT (a)	173,278	4,546,461
		9,227,610
PHILIPPINES — 1.6%
SM Prime Holdings, Inc.	49,880,400	36,119,115
ROMANIA — 0.9%
NEPI Rockcastle PLC	2,059,095	18,896,728
SINGAPORE — 7.6%
Ascendas Real Estate Investment Trust	11,013,668	25,398,311
CapitaLand Commercial Trust REIT	11,964,529	19,189,939
CapitaLand Mall Trust REIT	12,099,047	23,519,342
CapitaLand, Ltd.	10,784,997	28,139,280
Frasers Logistics & Industrial Trust REIT	6,797,900	6,079,647
Keppel REIT (a)	7,775,853	7,241,639
Mapletree Commercial Trust REIT	8,110,400	12,528,723
Mapletree Industrial Trust REIT	5,707,500	9,449,573
Mapletree Logistics Trust REIT	10,084,097	11,850,929
Mapletree North Asia Commercial Trust REIT	9,182,200	9,908,727
Security Description	Shares	Value
Suntec Real Estate Investment Trust	9,649,776	$13,836,849
		167,142,959
SOUTH AFRICA — 1.9%
Growthpoint Properties, Ltd. REIT	12,866,031	22,153,159
Hyprop Investments, Ltd. REIT	1,102,203	5,461,284
Redefine Properties, Ltd. REIT	23,436,066	15,024,344
		42,638,787
SPAIN — 1.6%
Inmobiliaria Colonial Socimi SA REIT	1,184,773	13,215,610
Merlin Properties Socimi SA REIT	1,582,198	21,982,054
		35,197,664
SWEDEN — 2.4%
Castellum AB	1,179,672	22,574,504
Fabege AB	1,171,217	17,641,092
Hemfosa Fastigheter AB	724,245	6,849,658
Kungsleden AB	811,035	6,695,833
		53,761,087
SWITZERLAND — 2.2%
PSP Swiss Property AG	174,290	20,396,399
Swiss Prime Site AG	327,931	28,672,941
		49,069,340
THAILAND — 0.6%
Central Pattana PCL NVDR	5,811,359	14,212,177
UNITED KINGDOM — 9.4%
British Land Co. PLC REIT	4,149,466	28,433,045
Capital & Counties Properties PLC	3,249,110	8,956,720
Derwent London PLC REIT	478,502	18,976,116
Grainger PLC	2,649,520	8,281,741
Great Portland Estates PLC REIT	1,166,528	10,154,940
Hammerson PLC REIT	3,326,058	11,729,850
Intu Properties PLC REIT (a)	3,705,077	3,596,947
Land Securities Group PLC REIT	3,232,015	34,272,733
Segro PLC REIT	4,668,270	43,383,432
Shaftesbury PLC REIT	995,149	10,182,872
Tritax Big Box REIT PLC	7,370,661	14,474,330
UNITE Group PLC REIT	1,135,842	14,087,239
		206,529,965
TOTAL COMMON STOCKS (Cost $2,126,228,451)		2,193,438,833

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	842,896	842,896

See accompanying notes to schedules of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (h) (i)	51,076,167	$51,076,167
TOTAL SHORT-TERM INVESTMENTS (Cost $51,919,063)		51,919,063
TOTAL INVESTMENTS — 101.8% (Cost $2,178,147,514)		2,245,357,896
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(38,923,478)
NET ASSETS — 100.0%		$2,206,434,418
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,193,438,833	$—	$0(a)	$2,193,438,833
Short-Term Investments	51,919,063	—	—	51,919,063
TOTAL INVESTMENTS	$2,245,357,896	$—	$0	$2,245,357,896
(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,860,224	$2,860,224	$141,285,394	$143,302,722	$—	$—	842,896	$842,896	$39,566
State Street Navigator Securities Lending Government Money Market Portfolio	21,488,695	21,488,695	314,430,628	335,919,323	—	—	—	—	206,237
State Street Navigator Securities Lending Portfolio III	—	—	102,776,401	51,700,234	—	—	51,076,167	51,076,167	105,835
Total		$24,348,919	$558,492,423	$530,922,279	$—	$—		$51,919,063	$351,638
See accompanying notes to schedules of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 10.1%
Atlas Arteria, Ltd.	790,654	$4,349,957
Qube Holdings, Ltd.	1,749,468	3,732,175
Sydney Airport	1,330,509	7,506,824
Transurban Group Stapled Security	1,798,747	18,605,869
		34,194,825
BRAZIL — 0.8%
Centrais Eletricas Brasileiras SA ADR	49,733	453,565
Cia de Saneamento Basico do Estado de Sao Paulo ADR	53,842	655,257
Cia Energetica de Minas Gerais ADR	153,084	583,250
Ultrapar Participacoes SA ADR (a)	185,206	970,480
		2,662,552
CANADA — 9.6%
Enbridge, Inc. (a)(b)	404,958	14,658,131
Enbridge, Inc. (b)	25,122	906,402
Inter Pipeline, Ltd. (a)	85,792	1,337,351
Keyera Corp.	45,053	1,161,880
Pembina Pipeline Corp.	107,501	4,010,464
TC Energy Corp.	196,231	9,748,855
Westshore Terminals Investment Corp. (a)	54,497	916,659
		32,739,742
CHILE — 0.3%
Enel Americas SA ADR	86,944	771,193
Enel Chile SA ADR	86,248	412,266
		1,183,459
CHINA — 3.7%
Beijing Capital International Airport Co., Ltd. Class H	1,750,000	1,534,400
Beijing Enterprises Water Group, Ltd.	896,000	532,153
China Merchants Port Holdings Co., Ltd.	1,554,074	2,641,677
China Resources Gas Group, Ltd.	132,000	654,720
China Resources Power Holdings Co., Ltd.	286,000	417,331
COSCO SHIPPING Ports, Ltd.	2,100,000	2,072,448
Jiangsu Expressway Co., Ltd. Class H	1,502,000	2,137,887
Kunlun Energy Co., Ltd.	744,000	648,530
Zhejiang Expressway Co., Ltd. Class H	1,762,000	1,856,161
		12,495,307
FRANCE — 6.0%
Aeroports de Paris	39,152	6,919,796
Engie SA	286,451	4,351,648
Getlink SE	557,089	8,938,882
		20,210,326
Security Description	Shares	Value
GERMANY — 2.4%
E.ON SE	343,968	$3,741,231
Fraport AG Frankfurt Airport Services Worldwide	44,283	3,812,470
Hamburger Hafen und Logistik AG	25,419	672,732
		8,226,433
HONG KONG — 2.3%
China Gas Holdings, Ltd.	356,600	1,325,981
CLP Holdings, Ltd.	291,000	3,210,778
Guangdong Investment, Ltd.	468,000	926,116
Shenzhen International Holdings, Ltd.	1,262,705	2,505,207
		7,968,082
ITALY — 8.9%
ASTM SpA	42,728	1,381,906
Atlantia SpA	566,833	14,788,626
Enav SpA (c)	305,263	1,734,692
Enel SpA	1,213,319	8,483,811
Snam SpA	474,006	2,359,458
Societa Iniziative Autostradali e Servizi SpA (a)	81,825	1,519,804
		30,268,297
LUXEMBOURG — 0.1%
Corp. America Airports SA (d)	34,836	281,126
MEXICO — 3.3%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	51,595	2,521,964
Grupo Aeroportuario del Pacifico SAB de CV ADR	44,063	4,596,211
Grupo Aeroportuario del Sureste SAB de CV ADR	24,240	3,929,546
		11,047,721
NEW ZEALAND — 2.2%
Auckland International Airport, Ltd.	1,129,221	7,470,645
SINGAPORE — 0.6%
Hutchison Port Holdings Trust	6,474,970	1,489,243
SIA Engineering Co., Ltd.	297,700	552,295
		2,041,538
SPAIN — 8.4%
Aena SME SA (c)	88,572	17,580,914
Enagas SA	47,985	1,282,526
Iberdrola SA	963,268	9,616,039
		28,479,479
SWITZERLAND — 1.3%
Flughafen Zurich AG	22,821	4,302,051
UNITED KINGDOM — 2.9%
BBA Aviation PLC	1,077,828	3,871,084
National Grid PLC	574,476	6,110,832
		9,981,916
UNITED STATES — 36.6%
American Electric Power Co., Inc.	77,131	6,788,299

See accompanying notes to schedules of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Cheniere Energy, Inc. (d)	46,776	$3,201,817
Consolidated Edison, Inc.	50,138	4,396,100
Dominion Energy, Inc.	125,590	9,710,619
DTE Energy Co.	28,430	3,635,628
Duke Energy Corp.	114,289	10,084,861
Equitrans Midstream Corp. (a)	43,438	856,163
Eversource Energy	49,553	3,754,135
Exelon Corp.	151,551	7,265,355
Kinder Morgan, Inc.	414,251	8,649,561
Macquarie Infrastructure Corp.	92,631	3,755,261
NextEra Energy, Inc.	75,102	15,385,396
ONEOK, Inc.	87,133	5,995,622
PPL Corp.	112,637	3,492,873
Public Service Enterprise Group, Inc.	78,958	4,644,310
Sempra Energy	42,800	5,882,432
Southern Co.	162,583	8,987,588
Targa Resources Corp. (a)	48,468	1,902,854
WEC Energy Group, Inc.	49,334	4,112,976
Williams Cos., Inc.	256,197	7,183,764
Xcel Energy, Inc.	80,368	4,781,092
		124,466,706
TOTAL COMMON STOCKS (Cost $301,652,799)		338,020,205

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f)	732,164	732,164
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (g) (h)	2,044,859	$2,044,859
TOTAL SHORT-TERM INVESTMENTS (Cost $2,777,023)		2,777,023
TOTAL INVESTMENTS — 100.3% (Cost $304,429,822)		340,797,228
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,160,990)
NET ASSETS — 100.0%		$339,636,238
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.7% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$338,020,205	$—	$—	$338,020,205
Short-Term Investments	2,777,023	—	—	2,777,023
TOTAL INVESTMENTS	$340,797,228	$—	$—	$340,797,228
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	824,073	$824,073	$21,299,221	$21,391,130	$—	$—	732,164	$732,164	$12,757
State Street Navigator Securities Lending Government Money Market Portfolio	4,976,109	4,976,109	63,298,072	68,274,181	—	—	—	—	18,423
State Street Navigator Securities Lending Portfolio III	—	—	26,499,261	24,454,402	—	—	2,044,859	2,044,859	12,212
Total		$5,800,182	$111,096,554	$114,119,713	$—	$—		$2,777,023	$43,392
See accompanying notes to schedules of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 8.5%
BHP Group, Ltd.	2,096,481	$60,554,816
Fortescue Metals Group, Ltd.	1,381,986	8,747,674
Newcrest Mining, Ltd.	619,005	13,878,656
South32, Ltd.	4,169,558	9,304,639
Woodside Petroleum, Ltd.	265,149	6,765,443
		99,251,228
AUSTRIA — 0.2%
Voestalpine AG	91,890	2,843,188
BRAZIL — 3.5%
Petroleo Brasileiro SA ADR	421,599	6,564,296
Vale SA ADR	2,532,547	34,037,432
		40,601,728
CANADA — 11.6%
Barrick Gold Corp.	1,419,440	22,384,569
Canadian Natural Resources, Ltd.	343,129	9,271,770
Franco-Nevada Corp.	152,113	12,938,481
Imperial Oil, Ltd.	66,186	1,836,544
Nutrien, Ltd. (a)(b)	39,200	2,101,366
Nutrien, Ltd. (b)	1,030,354	55,082,725
Suncor Energy, Inc.	450,876	14,094,727
Teck Resources, Ltd. Class B	406,586	9,402,739
Wheaton Precious Metals Corp.	361,607	8,763,798
		135,876,719
CHILE — 0.7%
Antofagasta PLC	277,346	3,281,286
Sociedad Quimica y Minera de Chile SA ADR (a)	164,816	5,127,426
		8,408,712
CHINA — 0.7%
CNOOC, Ltd.	4,553,000	7,785,994
COLOMBIA — 0.1%
Ecopetrol SA ADR	69,864	1,277,813
FINLAND — 3.2%
Stora Enso Oyj Class R	1,021,359	12,020,887
UPM-Kymmene Oyj	940,565	25,031,976
		37,052,863
FRANCE — 3.4%
TOTAL SA	719,615	40,380,757
GERMANY — 1.0%
K+S AG	342,545	6,389,681
ThyssenKrupp AG	326,712	4,771,666
		11,161,347
HONG KONG — 0.2%
Nine Dragons Paper Holdings, Ltd.	2,977,000	2,640,718
IRELAND — 1.1%
Smurfit Kappa Group PLC	418,071	12,669,006
Security Description	Shares	Value
ISRAEL — 0.5%
Israel Chemicals, Ltd.	1,212,895	$6,356,004
ITALY — 1.0%
Eni SpA	725,830	12,072,962
JAPAN — 3.1%
JFE Holdings, Inc.	466,900	6,857,892
Nippon Steel Corp.	747,300	12,824,928
Oji Holdings Corp.	1,804,600	10,418,240
Sumitomo Metal Mining Co., Ltd.	222,300	6,641,764
		36,742,824
LUXEMBOURG — 0.8%
ArcelorMittal	519,397	9,307,679
MEXICO — 0.1%
Fresnillo PLC	148,090	1,640,102
NETHERLANDS — 3.8%
OCI NV (c)	113,773	3,127,693
Royal Dutch Shell PLC Class A	1,262,576	41,337,007
		44,464,700
NORWAY — 2.1%
Equinor ASA	308,995	6,104,844
Norsk Hydro ASA	1,111,775	3,977,122
Yara International ASA	311,370	15,111,911
		25,193,877
PERU — 0.2%
Southern Copper Corp. (a)	68,397	2,657,223
RUSSIA — 3.6%
Gazprom PJSC ADR	1,722,208	12,616,896
LUKOIL PJSC ADR	107,061	9,038,090
MMC Norilsk Nickel PJSC ADR (b)	2,635	59,340
MMC Norilsk Nickel PJSC ADR (b)	484,319	10,998,884
Novatek PJSC GDR	24,075	5,103,900
Novolipetsk Steel PJSC GDR	77,076	1,945,398
Rosneft Oil Co. PJSC GDR	330,218	2,162,928
		41,925,436
SINGAPORE — 1.5%
Wilmar International, Ltd.	6,376,919	17,439,373
SOUTH KOREA — 1.6%
Korea Zinc Co., Ltd.	10,809	4,455,969
POSCO ADR	260,171	13,804,673
		18,260,642
SPAIN — 0.5%
Repsol SA	362,078	5,684,032
SWEDEN — 0.8%
Svenska Cellulosa AB SCA Class B	1,076,934	9,366,965
SWITZERLAND — 2.9%
Glencore PLC	9,833,518	34,210,081

See accompanying notes to schedules of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 12.3%
Amcor PLC	2,047,208	$23,259,009
Anglo American PLC	1,141,659	32,612,352
BP PLC	5,751,941	40,160,244
DS Smith PLC	2,426,827	11,196,259
Mondi PLC	649,534	14,797,251
Rio Tinto, Ltd.	300,800	21,902,324
		143,927,439
UNITED STATES — 30.5%
Anadarko Petroleum Corp.	75,183	5,304,913
Archer-Daniels-Midland Co.	615,178	25,099,262
Avery Dennison Corp.	92,397	10,688,485
Bunge, Ltd.	154,035	8,581,290
CF Industries Holdings, Inc.	245,040	11,445,818
Chevron Corp.	287,432	35,768,038
ConocoPhillips	171,944	10,488,584
Devon Energy Corp.	62,482	1,781,987
EOG Resources, Inc.	87,246	8,127,837
Exxon Mobil Corp.	640,914	49,113,240
FMC Corp.	148,074	12,282,738
Freeport-McMoRan, Inc.	1,173,088	13,619,552
Halliburton Co.	131,217	2,983,875
Ingredion, Inc.	72,770	6,002,797
International Paper Co.	439,693	19,047,501
Marathon Petroleum Corp.	101,330	5,662,320
Mosaic Co.	390,143	9,765,279
Newmont Goldcorp Corp. (b)	432,005	16,619,232
Newmont Goldcorp Corp. (b)	231,972	8,914,968
Nucor Corp.	247,668	13,646,507
Occidental Petroleum Corp.	112,770	5,670,076
Packaging Corp. of America	103,980	9,911,374
Phillips 66	63,137	5,905,835
Pioneer Natural Resources Co.	25,344	3,899,428
Rayonier, Inc. REIT	142,223	4,309,357
Schlumberger, Ltd.	208,441	8,283,445
Sealed Air Corp.	170,504	7,294,161
Valero Energy Corp.	62,820	5,378,020
Westrock Co.	280,843	10,242,344
Weyerhaeuser Co. REIT	820,048	21,600,064
		357,438,327
TOTAL COMMON STOCKS (Cost $1,193,561,088)		1,166,637,739

Security Description	Shares	Value
RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Repsol SA (expiring 07/09/19) (c) (Cost: $208,514)	367,806	$204,319
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f)	2,626,996	2,626,996
State Street Navigator Securities Lending Portfolio III (g) (h)	4,246,748	4,246,748
TOTAL SHORT-TERM INVESTMENTS (Cost $6,873,744)		6,873,744
TOTAL INVESTMENTS — 100.1% (Cost $1,200,643,346)		1,173,715,802
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(737,261)
NET ASSETS — 100.0%		$1,172,978,541
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,166,637,739	$—	$—	$1,166,637,739
Rights	204,319	—	—	204,319
Short-Term Investments	6,873,744	—	—	6,873,744
TOTAL INVESTMENTS	$1,173,715,802	$—	$—	$1,173,715,802
See accompanying notes to schedules of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,438,649	$1,438,649	$102,665,081	$101,476,734	$—	$—	2,626,996	$2,626,996	$57,939
State Street Navigator Securities Lending Government Money Market Portfolio	5,844,772	5,844,772	313,354,556	319,199,328	—	—	—	—	457,318
State Street Navigator Securities Lending Portfolio III	—	—	217,345,916	213,099,168	—	—	4,246,748	4,246,748	147,238
Total		$7,283,421	$633,365,553	$633,775,230	$—	$—		$6,873,744	$662,495
See accompanying notes to schedules of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CANADA — 38.9%
Agnico Eagle Mines, Ltd.	462,726	$23,774,573
ARC Resources, Ltd. (a)	123,357	605,103
Barrick Gold Corp.	3,447,624	54,534,064
Cameco Corp.	137,957	1,482,239
Canadian Natural Resources, Ltd.	418,951	11,320,574
Cenovus Energy, Inc.	355,493	3,142,104
Crescent Point Energy Corp.	191,764	635,422
Encana Corp.	521,370	2,681,160
First Quantum Minerals, Ltd.	1,357,008	12,918,446
Franco-Nevada Corp.	368,213	31,319,591
Husky Energy, Inc.	105,131	998,413
Imperial Oil, Ltd.	81,442	2,259,871
Kinross Gold Corp. (b)	2,460,943	9,529,269
Lundin Mining Corp.	1,258,351	6,942,958
Nutrien, Ltd. (a)	846,087	45,355,573
PrairieSky Royalty, Ltd. (a)	72,575	1,021,909
Seven Generations Energy, Ltd. Class A (b)	93,489	459,307
Suncor Energy, Inc.	552,478	17,270,883
Teck Resources, Ltd. Class B	986,126	22,805,225
Tourmaline Oil Corp.	88,220	1,126,084
Turquoise Hill Resources, Ltd. (b)	1,940,866	2,420,977
Vermilion Energy, Inc. (a)	53,206	1,158,378
West Fraser Timber Co., Ltd. (a)	74,453	3,401,449
Wheaton Precious Metals Corp.	874,662	21,198,045
		278,361,617
UNITED STATES — 60.9%
Anadarko Petroleum Corp.	174,178	12,290,000
Apache Corp.	130,891	3,791,912
Archer-Daniels-Midland Co.	784,927	32,025,022
Bunge, Ltd.	197,702	11,013,978
Cabot Oil & Gas Corp.	147,609	3,389,103
CF Industries Holdings, Inc.	312,316	14,588,280
Chevron Corp.	543,421	67,623,309
Cimarex Energy Co.	35,348	2,097,197
Concho Resources, Inc.	69,944	7,216,822
ConocoPhillips	395,368	24,117,448
Continental Resources, Inc. (b)	30,113	1,267,456
Devon Energy Corp.	144,738	4,127,928
EOG Resources, Inc.	202,177	18,834,809
EQT Corp.	88,818	1,404,213
Exxon Mobil Corp.	867,193	66,453,000
FMC Corp.	188,753	15,657,061
Security Description	Shares	Value
Freeport-McMoRan, Inc.	2,852,246	$33,114,576
Hess Corp.	88,776	5,643,490
Ingredion, Inc.	93,439	7,707,783
Marathon Oil Corp.	285,295	4,054,042
Mosaic Co.	497,004	12,440,010
Newmont Goldcorp Corp. (c)	1,580,623	60,806,567
Newmont Goldcorp Corp. (c)	26,835	1,031,302
Noble Energy, Inc.	168,598	3,776,595
Occidental Petroleum Corp.	261,299	13,138,114
Pioneer Natural Resources Co.	58,653	9,024,351
		436,634,368
TOTAL COMMON STOCKS (Cost $662,363,764)		714,995,985

SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	365,382	365,382
State Street Navigator Securities Lending Portfolio III (f) (g)	44,042,519	44,042,519
TOTAL SHORT-TERM INVESTMENTS (Cost $44,407,901)		44,407,901
TOTAL INVESTMENTS — 106.0% (Cost $706,771,665)		759,403,886
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(43,101,297)
NET ASSETS — 100.0%		$716,302,589
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedules of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$714,995,985	$—	$—	$714,995,985
Short-Term Investments	44,407,901	—	—	44,407,901
TOTAL INVESTMENTS	$759,403,886	$—	$—	$759,403,886
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,632,481	$2,632,481	$27,062,319	$29,329,418	$—	$—	365,382	$365,382	$30,953
State Street Navigator Securities Lending Government Money Market Portfolio	48,221,868	48,221,868	151,318,450	199,540,318	—	—	—	—	12,005
State Street Navigator Securities Lending Portfolio III	—	—	73,047,968	29,005,449	—	—	44,042,519	44,042,519	4,850
Total		$50,854,349	$251,428,737	$257,875,185	$—	$—		$44,407,901	$47,808
See accompanying notes to schedules of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 4.8%
Alumina, Ltd.	631,617	$1,032,743
AMP, Ltd.	309,015	459,725
Australia & New Zealand Banking Group, Ltd.	277,575	5,494,976
BHP Group PLC	168,080	4,310,396
BHP Group, Ltd.	274,943	7,941,461
Boral, Ltd.	312,253	1,121,912
Brambles, Ltd.	211,294	1,909,789
Coca-Cola Amatil, Ltd.	174,326	1,250,246
Coles Group, Ltd. (a)	109,626	1,027,016
Commonwealth Bank of Australia	159,218	9,249,111
CSL, Ltd.	47,557	7,175,221
Fortescue Metals Group, Ltd.	198,488	1,256,386
Insurance Australia Group, Ltd.	321,514	1,863,641
LendLease Group	112,056	1,022,259
Macquarie Group, Ltd.	43,360	3,815,352
Medibank Pvt, Ltd.	255,110	624,792
National Australia Bank, Ltd.	242,112	4,539,784
Newcrest Mining, Ltd.	68,771	1,541,909
Origin Energy, Ltd.	259,723	1,332,325
QBE Insurance Group, Ltd.	102,301	849,272
Santos, Ltd.	211,236	1,049,503
Scentre Group REIT	246,333	663,798
Sonic Healthcare, Ltd.	104,436	1,986,104
South32, Ltd. (b)	188,716	417,911
South32, Ltd. (b)	337,425	752,986
Suncorp Group, Ltd.	218,622	2,066,540
Sydney Airport	86,825	489,873
Telstra Corp., Ltd.	372,448	1,006,257
Transurban Group Stapled Security	220,126	2,276,938
Vicinity Centres REIT	539,665	927,839
Wesfarmers, Ltd.	109,626	2,781,790
Westpac Banking Corp.	325,252	6,473,045
Woodside Petroleum, Ltd.	81,506	2,079,677
Woolworths Group, Ltd.	137,954	3,216,970
		84,007,547
AUSTRIA — 0.2%
Erste Group Bank AG	55,076	2,047,199
OMV AG	27,308	1,332,565
Raiffeisen Bank International AG	32,883	772,535
		4,152,299
BELGIUM — 0.8%
Ageas	43,228	2,250,215
Anheuser-Busch InBev SA	73,988	6,558,609
KBC Group NV	35,380	2,322,359
Solvay SA	13,724	1,423,793
UCB SA	18,302	1,519,822
		14,074,798
Security Description	Shares	Value
BRAZIL — 1.9%
Ambev SA ADR	544,995	$2,545,127
B3 SA - Brasil Bolsa Balcao	182,144	1,780,260
Banco Bradesco SA Preference Shares ADR	510,784	5,015,899
Banco do Brasil SA	75,503	1,062,615
BB Seguridade Participacoes SA	65,535	553,670
Braskem SA Class A, Preference Shares (a)	40,481	369,992
BRF SA (a)	50,545	389,310
Cia Energetica de Minas Gerais ADR	219,691	837,023
Cia Siderurgica Nacional SA ADR (c)	168,360	725,632
Cielo SA	97,424	170,819
Embraer SA	70,327	356,163
Gerdau SA ADR (c)	125,973	490,035
Itau Unibanco Holding SA Preference Shares ADR	523,706	4,933,311
JBS SA	68,102	377,056
Kroton Educacional SA	133,034	380,776
Lojas Renner SA	138,121	1,699,558
Magazine Luiza SA	11,441	630,223
Natura Cosmeticos SA	33,663	496,164
Petroleo Brasileiro SA Preference Shares ADR	316,315	4,491,673
Porto Seguro SA	12,778	172,300
Raia Drogasil SA	36,428	723,304
Sul America SA	69,010	675,578
Suzano SA	48,704	417,442
TIM Participacoes SA ADR (c)	28,017	419,414
Vale SA ADR	292,025	3,924,816
		33,638,160
CANADA — 7.0%
Agnico Eagle Mines, Ltd. (c)	16,176	831,113
Alimentation Couche-Tard, Inc. Class B	27,545	1,737,121
Aurora Cannabis, Inc. (a)(c)	70,107	550,448
Bank of Montreal	65,605	4,966,250
Bank of Nova Scotia	102,849	5,536,177
Barrick Gold Corp. (b)	110,799	1,752,604
Barrick Gold Corp. (b)(d)	42,956	679,472
Bausch Health Cos., Inc. (a)	33,892	856,929
BlackBerry, Ltd. (a)	55,014	410,895
Bombardier, Inc. Class B (a)(c)	244,451	411,549
Brookfield Asset Management, Inc. Class A	102,368	4,907,867
CAE, Inc.	61,979	1,670,006
Cameco Corp.	45,677	490,763
Canadian Imperial Bank of Commerce (c)	40,613	3,200,556
Canadian National Railway Co.	76,385	7,084,647
Canadian Natural Resources, Ltd.	117,058	3,163,052
Canadian Pacific Railway, Ltd. (c)	14,994	3,539,009

See accompanying notes to schedules of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Canadian Tire Corp., Ltd. Class A (c)	13,337	$1,456,226
Cenovus Energy, Inc.	102,207	903,379
CGI, Inc. (a)	14,235	1,096,751
Constellation Software, Inc.	1,669	1,576,402
Dollarama, Inc.	22,317	786,795
Enbridge, Inc. (c)	125,038	4,525,959
Encana Corp. (c)	138,278	711,099
Fairfax Financial Holdings, Ltd.	1,477	726,502
First Quantum Minerals, Ltd.	73,279	697,601
Franco-Nevada Corp.	15,404	1,310,239
George Weston, Ltd.	6,223	473,219
Gildan Activewear, Inc.	58,950	2,286,272
H&R Real Estate Investment Trust	4,507	78,776
Husky Energy, Inc.	46,406	440,711
IGM Financial, Inc.	23,497	672,319
Imperial Oil, Ltd.	51,832	1,438,246
Kinross Gold Corp. (a)	139,756	541,163
Loblaw Cos., Ltd.	46,176	2,369,314
Magna International, Inc.	20,006	997,583
Manulife Financial Corp.	162,395	2,957,720
National Bank of Canada	49,667	2,364,480
Nutrien, Ltd. (c)	77,763	4,168,585
Onex Corp.	8,091	489,082
Open Text Corp.	23,497	971,707
Pembina Pipeline Corp.	3,447	128,595
PrairieSky Royalty, Ltd. (c)	22,076	310,846
Restaurant Brands International, Inc.	14,440	1,006,352
Rogers Communications, Inc. Class B (c)	55,013	2,951,147
Royal Bank of Canada	129,892	10,344,642
Shaw Communications, Inc. Class B	58,939	1,205,166
Shopify, Inc. Class A (a)	8,408	2,532,405
SmartCentres Real Estate Investment Trust	35,540	903,221
SNC-Lavalin Group, Inc. (c)	30,806	624,253
Sun Life Financial, Inc.	65,552	2,720,402
Suncor Energy, Inc.	138,327	4,324,207
TC Energy Corp.	69,314	3,443,555
Teck Resources, Ltd. Class B	49,464	1,143,908
TELUS Corp.	38,595	1,429,794
Thomson Reuters Corp.	31,881	2,061,073
Toronto-Dominion Bank	164,046	9,606,122
West Fraser Timber Co., Ltd.	8,100	370,055
Wheaton Precious Metals Corp.	36,878	893,764
		121,828,095
CHILE — 0.2%
Embotelladora Andina SA Class B, Preference Shares	56,311	202,942
Enel Americas SA ADR	232,878	2,065,628
Enel Chile SA ADR	274,388	1,311,575
Security Description	Shares	Value
Sociedad Quimica y Minera de Chile SA ADR (c)	13,505	$420,140
		4,000,285
CHINA — 7.5%
3SBio, Inc. (a)(c)(e)	284,000	487,844
51job, Inc. ADR (a)	3,099	233,974
58.com, Inc. ADR (a)	10,464	650,547
AAC Technologies Holdings, Inc.	104,500	593,226
Agile Group Holdings, Ltd.	130,000	174,054
Agricultural Bank of China, Ltd. Class H	2,649,000	1,108,765
Air China, Ltd. Class H	136,000	137,175
Alcon, Inc. (a)	41,514	2,566,630
Alibaba Group Holding, Ltd. ADR (a)	106,689	18,078,451
Alibaba Health Information Technology, Ltd. (a)	390,000	373,402
Anhui Conch Cement Co., Ltd. Class H	33,500	209,898
ANTA Sports Products, Ltd.	67,000	460,102
Autohome, Inc. ADR (a)(c)	6,628	567,489
AviChina Industry & Technology Co., Ltd. Class H	723,000	395,163
Baidu, Inc. ADR (a)	23,734	2,785,422
Bank of China, Ltd. Class H	7,315,436	3,090,040
Bank of Communications Co., Ltd. Class H	1,454,710	1,104,183
Beijing Enterprises Water Group, Ltd.	498,000	295,772
BOC Hong Kong Holdings, Ltd.	210,500	828,528
Brilliance China Automotive Holdings, Ltd.	400,000	442,368
BYD Co., Ltd. Class H (c)	34,000	205,197
CGN Power Co., Ltd. Class H (e)	221,400	60,929
China CITIC Bank Corp., Ltd. Class H	706,000	402,138
China Common Rich Renewable Energy Investment, Ltd. (a)(c)(f)	448,000	—
China Communications Construction Co., Ltd. Class H	454,000	406,203
China Conch Venture Holdings, Ltd.	42,500	150,144
China Construction Bank Corp. Class H	6,061,720	5,221,808
China Everbright Bank Co., Ltd. Class H	36,000	16,497
China Everbright International, Ltd.	172,628	159,315
China Evergrande Group (c)	279,000	782,093
China Galaxy Securities Co., Ltd. Class H	238,500	141,345
China Huishan Dairy Holdings Co., Ltd. (a)(c)(f)	1,418,000	—

See accompanying notes to schedules of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
China Jinmao Holdings Group, Ltd.	436,000	$265,088
China Life Insurance Co., Ltd. Class H	734,000	1,807,636
China Mengniu Dairy Co., Ltd.	516,000	1,997,952
China Merchants Bank Co., Ltd. Class H	573,014	2,856,819
China Merchants Port Holdings Co., Ltd.	529,366	899,837
China Minsheng Banking Corp., Ltd. Class H	454,200	314,524
China Oilfield Services, Ltd. Class H	100,000	98,944
China Overseas Land & Investment, Ltd.	476,000	1,754,726
China Pacific Insurance Group Co., Ltd. Class H	238,200	931,457
China Petroleum & Chemical Corp. Class H	2,953,800	2,007,639
China Railway Construction Corp., Ltd. Class H	144,500	177,192
China Railway Group, Ltd. Class H	291,000	221,253
China Resources Beer Holdings Co., Ltd.	455,670	2,163,886
China Shenhua Energy Co., Ltd. Class H	235,500	493,156
China Southern Airlines Co., Ltd. Class H	156,000	108,626
China Taiping Insurance Holdings Co., Ltd. (a)	179,800	481,001
China Telecom Corp., Ltd. Class H	2,320,000	1,167,053
China Unicom Hong Kong, Ltd.	944,000	1,035,530
China Vanke Co., Ltd. Class H	90,900	340,911
CIFI Holdings Group Co., Ltd.	428,000	282,138
CITIC Securities Co., Ltd. Class H (a)	134,000	279,234
CITIC, Ltd.	476,000	686,049
CNOOC, Ltd.	1,910,217	3,266,624
COSCO SHIPPING Ports, Ltd.	602,180	594,279
Country Garden Holdings Co., Ltd.	490,000	745,114
CRRC Corp., Ltd. Class H	421,000	351,889
CSPC Pharmaceutical Group, Ltd.	514,000	828,979
Ctrip.com International, Ltd. ADR (a)	36,746	1,356,295
ENN Energy Holdings, Ltd.	54,600	531,149
Fosun International, Ltd.	111,000	147,479
Future Land Development Holdings, Ltd.	284,000	373,698
GDS Holdings, Ltd. ADR (a)(c)	8,325	312,770
Geely Automobile Holdings, Ltd.	809,000	1,383,455
Genscript Biotech Corp. (a)	152,000	381,727
GF Securities Co., Ltd. Class H	182,800	217,371
Security Description	Shares	Value
GOME Retail Holdings, Ltd. (a)(c)	1,914,000	$205,793
Great Wall Motor Co., Ltd. Class H (c)	330,000	236,122
Guangzhou Automobile Group Co., Ltd. Class H	179,600	191,726
Haitong Securities Co., Ltd. Class H	187,200	209,904
Hengan International Group Co., Ltd. (c)	116,000	853,018
Huaneng Power International, Inc. Class H	1,008,000	593,510
Huaneng Renewables Corp., Ltd. Class H (a)	1,060,000	291,712
Huatai Securities Co., Ltd. Class H (c)(e)	190,200	327,205
Huazhu Group, Ltd. ADR (c)	12,957	469,691
Industrial & Commercial Bank of China, Ltd. Class H	6,428,045	4,689,902
JD.com, Inc. ADR (a)(c)	65,085	1,971,425
Jiangsu Expressway Co., Ltd. Class H	14,000	19,927
Kingdee International Software Group Co., Ltd. (c)	296,000	320,154
Kingsoft Corp., Ltd. (a)(c)	193,000	417,498
Lenovo Group, Ltd.	594,000	459,994
Logan Property Holdings Co., Ltd.	44,000	71,188
Luye Pharma Group, Ltd. (c)(e)	254,500	184,380
Momo, Inc. ADR	18,403	658,827
NetEase, Inc. ADR	6,215	1,589,610
New China Life Insurance Co., Ltd. Class H	90,100	438,246
New Oriental Education & Technology Group, Inc. ADR (a)	12,394	1,197,012
Noah Holdings, Ltd. ADR (a)(c)	5,420	230,621
PetroChina Co., Ltd. Class H	1,854,000	1,022,815
PICC Property & Casualty Co., Ltd. Class H	797,415	860,443
Ping An Insurance Group Co. of China, Ltd. Class H	474,000	5,691,033
Semiconductor Manufacturing International Corp. (a)(c)	206,400	229,847
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	242,872
Shanghai Electric Group Co., Ltd. Class H	408,000	147,794
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	540,389	653,871
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	43,100	84,738
Shenzhou International Group Holdings, Ltd.	28,000	384,922
Sihuan Pharmaceutical Holdings Group, Ltd.	709,000	159,723

See accompanying notes to schedules of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SINA Corp. (a)	9,110	$392,914
Sinopec Shanghai Petrochemical Co., Ltd. Class H	400,000	158,720
Sinopharm Group Co., Ltd. Class H	84,000	295,680
Sunac China Holdings, Ltd.	201,300	989,430
Sunny Optical Technology Group Co., Ltd.	69,300	715,841
TAL Education Group ADR (a)	33,072	1,260,043
Tencent Holdings, Ltd.	499,700	22,552,860
Tingyi Cayman Islands Holding Corp.	472,000	787,825
TravelSky Technology, Ltd. Class H	56,000	112,538
Tsingtao Brewery Co., Ltd. Class H	60,000	382,080
Vipshop Holdings, Ltd. ADR (a)	59,982	517,645
Want Want China Holdings, Ltd.	236,000	191,821
Weibo Corp. ADR (a)(c)	7,969	347,050
Wuxi Biologics Cayman, Inc. (a)(e)	60,500	543,242
Yanzhou Coal Mining Co., Ltd. Class H	470,000	439,168
Yum China Holdings, Inc.	30,553	1,411,549
YY, Inc. ADR (a)	6,089	424,342
Zhuzhou CRRC Times Electric Co., Ltd. Class H	97,500	513,552
Zijin Mining Group Co., Ltd. Class H	1,854,000	752,279
ZTE Corp. Class H (a)	82,600	238,417
		131,122,701
COLOMBIA — 0.1%
Bancolombia SA ADR	30,378	1,550,493
Cementos Argos SA	141,169	330,143
		1,880,636
DENMARK — 1.1%
AP Moller - Maersk A/S Class B	1,045	1,298,198
Danske Bank A/S	79,918	1,265,104
DSV A/S	30,365	2,986,463
Genmab A/S (a)	6,355	1,170,352
Novo Nordisk A/S Class B	181,565	9,266,630
Novozymes A/S Class B	17,339	809,806
Pandora A/S	10,482	373,443
Vestas Wind Systems A/S	23,966	2,073,348
		19,243,344
EGYPT — 0.1%
Commercial International Bank Egypt SAE	276,129	1,220,459
FINLAND — 0.8%
Elisa Oyj	12,519	611,752
Fortum Oyj	13,841	306,337
Kone Oyj Class B	37,195	2,198,364
Metso Oyj	31,061	1,222,112
Neste Oyj	33,633	1,142,910
Nokia Oyj (b)	249,657	1,241,295
Security Description	Shares	Value
Nokia Oyj (b)	132,284	$660,051
Nordea Bank Abp	258,240	1,876,500
Sampo Oyj Class A	39,298	1,857,232
Stora Enso Oyj Class R	82,799	974,503
UPM-Kymmene Oyj	71,727	1,908,926
Wartsila OYJ Abp	39,050	567,217
		14,567,199
FRANCE — 7.2%
Accor SA	29,532	1,269,572
Air Liquide SA	43,573	6,105,858
Airbus SE	53,884	7,650,754
Alstom SA	25,143	1,168,221
AXA SA	151,873	3,995,215
BNP Paribas SA (c)	92,487	4,398,867
Bouygues SA	28,470	1,055,973
Capgemini SE	18,508	2,304,761
Carrefour SA (c)	79,580	1,538,825
Cie de Saint-Gobain	42,602	1,662,858
Cie Generale des Etablissements Michelin SCA	16,398	2,083,090
Credit Agricole SA	94,826	1,138,732
Danone SA	58,979	5,003,816
Edenred	14,351	733,144
Electricite de France SA	7,960	100,484
Engie SA	110,618	1,680,464
EssilorLuxottica SA	25,034	3,271,377
Hermes International	1,199	865,950
ICADE REIT	787	72,237
Kering SA	7,843	4,645,331
Klepierre SA REIT (c)	4,174	140,129
Legrand SA	23,700	1,735,429
L'Oreal SA	24,359	6,948,880
LVMH Moet Hennessy Louis Vuitton SE	25,134	10,713,443
Orange SA	205,259	3,240,930
Pernod Ricard SA (c)	21,862	4,034,470
Peugeot SA	41,210	1,016,972
Publicis Groupe SA	30,480	1,611,615
Renault SA	16,954	1,067,496
Safran SA	26,727	3,921,771
Sanofi	108,701	9,396,804
Schneider Electric SE	57,457	5,218,861
Societe Generale SA	73,998	1,872,456
Sodexo SA	14,902	1,744,557
TOTAL SA	201,483	11,306,096
Unibail-Rodamco-Westfield	60,014	432,519
Unibail-Rodamco-Westfield REIT (b)	280	42,010
Unibail-Rodamco-Westfield REIT (b)(c)	8,030	1,204,797
Valeo SA	22,131	720,800
Veolia Environnement SA	50,611	1,234,559
Vinci SA	49,250	5,051,098
Vivendi SA	110,503	3,046,607
		126,447,828

See accompanying notes to schedules of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
GERMANY — 5.7%
adidas AG	18,159	$5,614,478
Allianz SE	38,226	9,228,738
BASF SE	85,612	6,231,879
Bayer AG	85,121	5,907,269
Bayerische Motoren Werke AG	31,045	2,301,196
Commerzbank AG	109,191	785,747
Continental AG	9,947	1,452,431
Covestro AG (e)	14,725	749,735
Daimler AG	83,276	4,639,790
Deutsche Bank AG	156,206	1,206,077
Deutsche Boerse AG	27,375	3,878,128
Deutsche Lufthansa AG	37,311	640,321
Deutsche Post AG	113,312	3,729,249
Deutsche Telekom AG	318,826	5,523,160
E.ON SE	203,715	2,215,743
Fresenius Medical Care AG & Co. KGaA	23,872	1,876,883
Fresenius SE & Co. KGaA	35,739	1,940,556
Henkel AG & Co. KGaA Preference Shares	8,996	881,245
Infineon Technologies AG	55,701	986,373
Merck KGaA	24,048	2,518,405
METRO AG	21,588	395,195
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,737	4,457,898
Puma SE	7,190	480,225
RWE AG	52,541	1,296,596
SAP SE	96,859	13,320,199
Siemens AG	73,564	8,762,835
ThyssenKrupp AG	43,016	628,254
TUI AG	34,328	337,456
United Internet AG	7,090	233,826
Volkswagen AG	6,695	1,152,408
Volkswagen AG Preference Shares	12,631	2,132,024
Vonovia SE	30,043	1,436,945
Wirecard AG	10,274	1,732,190
		98,673,454
GREECE — 0.1%
Alpha Bank AE (a)	161,322	323,336
Hellenic Telecommunications Organization SA	3,069	45,435
JUMBO SA	34,192	661,943
OPAP SA	49,206	551,953
		1,582,667
HONG KONG — 3.5%
AIA Group, Ltd.	1,139,000	12,282,976
Alibaba Pictures Group, Ltd. (a)	920,000	197,837
ASM Pacific Technology, Ltd.	9,200	94,208
Bank of East Asia, Ltd.	453,269	1,267,703
China Everbright, Ltd.	44,000	64,993
China First Capital Group, Ltd. (a)	276,000	82,314
Security Description	Shares	Value
China Gas Holdings, Ltd.	86,000	$319,782
China Mobile, Ltd.	579,000	5,273,069
China Resources Land, Ltd.	132,000	581,222
China Traditional Chinese Medicine Holdings Co., Ltd.	500,000	243,200
CK Asset Holdings, Ltd.	267,032	2,090,113
CK Hutchison Holdings, Ltd.	335,032	3,302,075
CLP Holdings, Ltd.	136,500	1,506,087
Fullshare Holdings, Ltd. (a)(c)	2,062,500	128,040
Galaxy Entertainment Group, Ltd.	217,000	1,462,406
Haier Electronics Group Co., Ltd. (a)	103,000	284,774
Hang Lung Properties, Ltd.	476,000	1,132,042
Hang Seng Bank, Ltd.	71,100	1,770,106
Henderson Land Development Co., Ltd.	308,317	1,698,950
Hong Kong & China Gas Co., Ltd.	2,010,554	4,457,318
Hong Kong Exchanges & Clearing, Ltd.	125,390	4,426,568
Jardine Matheson Holdings, Ltd.	3,200	201,664
Jardine Strategic Holdings, Ltd.	1,000	38,130
Link REIT	374,786	4,605,370
Melco Resorts & Entertainment, Ltd. ADR	13,224	287,225
New World Development Co., Ltd.	1,044,406	1,633,618
Sands China, Ltd.	285,200	1,363,484
Shangri-La Asia, Ltd.	474,333	598,039
Sino Biopharmaceutical, Ltd.	1,137,000	1,162,833
SJM Holdings, Ltd.	154,000	175,240
SSY Group, Ltd.	332,000	300,022
Sun Art Retail Group, Ltd.	265,000	251,008
Sun Hung Kai Properties, Ltd.	225,185	3,819,138
Swire Pacific, Ltd. Class A	129,506	1,591,370
Techtronic Industries Co., Ltd.	215,500	1,649,523
WH Group, Ltd. (e)	464,601	470,994
Wharf Holdings, Ltd.	6,000	15,898
Wharf Real Estate Investment Co., Ltd.	6,000	42,278
Wheelock & Co., Ltd.	6,000	43,008
		60,914,625
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	99,660	1,108,293
OTP Bank Nyrt	29,269	1,166,901
		2,275,194
INDIA — 2.3%
Adani Ports & Special Economic Zone, Ltd.	63,465	377,144
Ambuja Cements, Ltd.	159,357	491,386
Aurobindo Pharma, Ltd.	35,788	315,250
Axis Bank, Ltd. (a)	120,257	1,408,624
Bajaj Auto, Ltd.	7,324	299,957
Bajaj Finance, Ltd.	22,015	1,174,016
Bajaj Finserv, Ltd.	2,440	301,331

See accompanying notes to schedules of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Bharat Forge, Ltd.	11,878	$77,417
Bharat Petroleum Corp., Ltd.	56,936	323,705
Bharti Airtel, Ltd.	102,479	514,640
Bharti Infratel, Ltd.	85,427	330,495
Bosch, Ltd.	179	42,369
Dabur India, Ltd.	75,250	436,603
Dr Reddy's Laboratories, Ltd. ADR	23,468	879,346
Eicher Motors, Ltd.	1,253	347,411
Glenmark Pharmaceuticals, Ltd.	48,846	313,728
Godrej Consumer Products, Ltd.	48,741	468,221
HCL Technologies, Ltd.	49,904	769,697
Hindalco Industries, Ltd.	69,142	207,393
Hindustan Petroleum Corp., Ltd.	69,992	294,103
Hindustan Unilever, Ltd.	92,374	2,392,203
Housing Development Finance Corp., Ltd.	118,922	3,776,595
ICICI Bank, Ltd. ADR	133,612	1,682,175
Indiabulls Housing Finance, Ltd.	36,086	317,692
Indian Oil Corp., Ltd.	66,380	149,921
Infosys, Ltd. ADR	409,680	4,383,576
ITC, Ltd.	233,169	925,042
LIC Housing Finance, Ltd.	41,994	337,795
Lupin, Ltd.	28,452	311,096
Mahindra & Mahindra Financial Services, Ltd.	139,195	783,214
Mahindra & Mahindra, Ltd., GDR (b)	83,114	772,960
Marico, Ltd.	118,582	636,566
Maruti Suzuki India, Ltd.	5,388	510,068
Motherson Sumi Systems, Ltd.	34,124	60,286
Nestle India, Ltd.	5,142	887,394
Piramal Enterprises, Ltd.	7,423	209,310
REC, Ltd.	21,156	50,509
Reliance Industries, Ltd. GDR (e)	148,598	5,371,818
Shree Cement, Ltd.	2,490	787,133
Shriram Transport Finance Co., Ltd.	33,980	531,870
State Bank of India (a)	35,308	184,782
Sun Pharmaceutical Industries, Ltd.	69,671	404,688
Tata Consultancy Services, Ltd.	63,010	2,033,043
Tata Motors, Ltd. ADR (a)(c)	47,598	555,945
Tata Power Co., Ltd.	410,527	410,363
Tech Mahindra, Ltd.	49,113	502,745
United Spirits, Ltd. (a)	64,254	544,499
UPL, Ltd.	35,580	483,206
Vedanta, Ltd.	80,381	203,027
Vodafone Idea, Ltd. (a)	239,101	42,086
Yes Bank, Ltd.	179,067	282,113
Zee Entertainment Enterprises, Ltd.	107,532	527,554
		40,424,110
INDONESIA — 0.6%
Adaro Energy Tbk PT	473,000	45,534
Security Description	Shares	Value
Astra International Tbk PT	2,559,300	$1,349,622
Bank Central Asia Tbk PT	832,900	1,767,204
Bank Mandiri Persero Tbk PT	1,938,100	1,100,920
Bank Rakyat Indonesia Persero Tbk PT	8,462,700	2,611,741
Bumi Serpong Damai Tbk PT (a)	482,700	52,447
Charoen Pokphand Indonesia Tbk PT	1,771,100	592,979
Gudang Garam Tbk PT	117,000	636,657
Indah Kiat Pulp & Paper Corp. Tbk PT	195,800	129,933
Surya Citra Media Tbk PT	43,900	5,003
Telekomunikasi Indonesia Persero Tbk PT	6,244,100	1,829,805
United Tractors Tbk PT	63,500	126,753
		10,248,598
IRELAND — 0.5%
Bank of Ireland Group PLC	109,893	575,172
CRH PLC	86,824	2,836,730
Flutter Entertainment PLC	7,783	586,218
James Hardie Industries PLC	113,248	1,486,122
Kerry Group PLC Class A	20,663	2,470,758
Smurfit Kappa Group PLC	21,586	654,131
		8,609,131
ISRAEL — 0.4%
Bank Hapoalim BM	254,909	1,891,153
Bank Leumi Le-Israel BM	261,990	1,892,266
Check Point Software Technologies, Ltd. (a)	7,532	870,775
Nice, Ltd. (a)	12,595	1,713,094
Teva Pharmaceutical Industries, Ltd. ADR (a)	89,696	827,894
		7,195,182
ITALY — 1.3%
Assicurazioni Generali SpA	111,273	2,098,446
Atlantia SpA	77,364	2,018,420
Enel SpA	635,219	4,441,600
Eni SpA	218,920	3,641,366
Ferrari NV	15,785	2,566,968
Intesa Sanpaolo SpA	1,145,966	2,456,060
Leonardo SpA	62,651	795,162
Mediobanca Banca di Credito Finanziario SpA	76,118	785,870
Snam SpA	215,062	1,070,513
Telecom Italia SpA (a)	1,567,389	857,130
UniCredit SpA	146,904	1,811,129
		22,542,664
JAPAN — 15.9%
Acom Co., Ltd. (c)	51,200	184,385
Aeon Co., Ltd.	70,900	1,218,080
AGC, Inc. (c)	42,400	1,465,936
Aisin Seiki Co., Ltd.	40,800	1,404,938
Ajinomoto Co., Inc.	28,600	495,868

See accompanying notes to schedules of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Alps Alpine Co., Ltd.	6,100	$102,818
Asahi Group Holdings, Ltd. (c)	69,900	3,143,359
Asahi Kasei Corp.	203,900	2,173,558
Astellas Pharma, Inc.	286,000	4,074,717
Bridgestone Corp. (c)	71,300	2,807,264
Canon, Inc. (c)	94,800	2,768,153
Central Japan Railway Co.	13,900	2,784,128
Chiba Bank, Ltd.	229,000	1,118,006
Chubu Electric Power Co., Inc.	95,000	1,332,769
Concordia Financial Group, Ltd.	238,000	885,818
Credit Saison Co., Ltd.	70,800	828,650
Dai-ichi Life Holdings, Inc.	68,500	1,033,159
Daiichi Sankyo Co., Ltd.	63,200	3,305,476
Daikin Industries, Ltd.	21,000	2,741,461
Daiwa Securities Group, Inc.	236,000	1,034,115
Denso Corp.	47,600	2,002,699
Dentsu, Inc.	2,200	76,777
East Japan Railway Co.	45,600	4,266,271
Eisai Co., Ltd.	23,800	1,345,515
Electric Power Development Co., Ltd.	23,800	540,769
FANUC Corp.	19,700	3,644,153
Fast Retailing Co., Ltd.	4,100	2,478,494
FUJIFILM Holdings Corp.	71,000	3,600,084
Fujitsu, Ltd.	23,800	1,659,417
Hitachi, Ltd.	95,000	3,482,040
Honda Motor Co., Ltd.	166,400	4,301,318
Hoya Corp.	47,600	3,646,653
Idemitsu Kosan Co., Ltd.	13,000	390,941
Inpex Corp.	94,400	851,037
ITOCHU Corp.	191,900	3,670,038
Japan Real Estate Investment Corp. REIT	277	1,686,579
Japan Retail Fund Investment Corp. REIT	899	1,819,027
Japan Tobacco, Inc. (c)	95,100	2,100,338
JFE Holdings, Inc.	50,200	737,345
JSR Corp.	47,600	751,509
JXTG Holdings, Inc.	384,108	1,905,210
Kajima Corp.	104,500	1,433,553
Kamigumi Co., Ltd.	100,300	2,373,909
Kansai Electric Power Co., Inc.	118,400	1,356,644
Kao Corp.	45,500	3,467,190
KDDI Corp.	142,800	3,636,271
Keikyu Corp.	93,211	1,604,849
Keyence Corp.	7,200	4,419,306
Kintetsu Group Holdings Co., Ltd.	38,700	1,853,462
Kobe Steel, Ltd.	47,600	311,472
Komatsu, Ltd.	106,500	2,570,076
Konica Minolta, Inc.	119,000	1,158,632
Kose Corp.	2,200	368,981
Kubota Corp.	144,200	2,399,764
Kyocera Corp.	46,600	3,042,797
LIXIL Group Corp.	47,300	748,090
Makita Corp.	36,700	1,246,724
Security Description	Shares	Value
Marubeni Corp.	237,000	$1,568,415
Marui Group Co., Ltd.	76,300	1,553,761
Mazda Motor Corp.	19,300	201,437
Mebuki Financial Group, Inc.	281,600	734,450
MEIJI Holdings Co., Ltd.	3,200	228,699
Mitsubishi Chemical Holdings Corp.	238,000	1,662,510
Mitsubishi Corp.	166,400	4,386,263
Mitsubishi Electric Corp.	237,000	3,121,431
Mitsubishi Estate Co., Ltd.	193,818	3,606,878
Mitsubishi Heavy Industries, Ltd.	38,700	1,684,998
Mitsubishi UFJ Financial Group, Inc.	991,600	4,712,263
Mitsui & Co., Ltd.	234,100	3,811,132
Mitsui Chemicals, Inc.	38,800	960,457
Mitsui Fudosan Co., Ltd.	29,700	720,171
Mizuho Financial Group, Inc.	1,373,500	1,990,007
MS&AD Insurance Group Holdings, Inc.	71,300	2,263,282
Murata Manufacturing Co., Ltd.	64,800	2,911,008
NEC Corp.	17,800	700,501
Nexon Co., Ltd. (a)	25,300	366,796
Nidec Corp.	28,700	3,922,475
Nintendo Co., Ltd.	9,300	3,408,734
Nippon Steel Corp.	76,900	1,319,734
Nippon Telegraph & Telephone Corp.	69,500	3,236,324
Nippon Yusen KK	19,400	311,329
Nissan Motor Co., Ltd.	237,700	1,702,333
Nitori Holdings Co., Ltd.	4,100	543,419
Nitto Denko Corp.	23,700	1,169,602
Nomura Holdings, Inc.	262,100	922,970
NTT Data Corp.	119,000	1,584,973
NTT DOCOMO, Inc.	145,300	3,388,400
Obayashi Corp.	171,000	1,683,971
Ono Pharmaceutical Co., Ltd.	28,800	516,443
Oriental Land Co., Ltd.	5,800	718,136
ORIX Corp.	189,900	2,834,223
Osaka Gas Co., Ltd.	92,200	1,606,269
Otsuka Holdings Co., Ltd.	16,500	538,463
Panasonic Corp.	239,200	1,992,815
Rakuten, Inc.	65,900	782,922
Recruit Holdings Co., Ltd.	78,100	2,605,266
Resona Holdings, Inc.	71,300	296,874
Rohm Co., Ltd.	21,300	1,431,335
Ryohin Keikaku Co., Ltd.	2,000	361,240
SBI Holdings, Inc.	24,000	594,097
Secom Co., Ltd.	23,800	2,048,647
Seven & i Holdings Co., Ltd.	95,100	3,220,019
Sharp Corp. (c)	44,200	484,912
Shin-Etsu Chemical Co., Ltd.	40,400	3,762,892
Shionogi & Co., Ltd.	22,000	1,267,848
Shiseido Co., Ltd.	26,900	2,027,612
Shizuoka Bank, Ltd.	185,600	1,367,797
Showa Denko KK (c)	16,200	476,647

See accompanying notes to schedules of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SMC Corp.	4,200	$1,565,936
SoftBank Group Corp.	143,800	6,893,698
Sompo Holdings, Inc.	65,000	2,510,349
Sony Corp.	118,600	6,217,308
Subaru Corp.	27,500	668,484
Sumitomo Chemical Co., Ltd.	238,000	1,104,511
Sumitomo Corp.	118,900	1,801,599
Sumitomo Electric Industries, Ltd.	95,100	1,248,552
Sumitomo Mitsui Financial Group, Inc.	75,600	2,670,629
Sumitomo Mitsui Trust Holdings, Inc.	23,700	859,218
Suzuki Motor Corp.	15,100	709,731
Sysmex Corp.	11,800	769,618
T&D Holdings, Inc.	47,300	513,434
Takeda Pharmaceutical Co., Ltd.	136,599	4,847,020
TDK Corp.	23,800	1,842,324
Teijin, Ltd.	77,800	1,326,514
Terumo Corp.	107,600	3,205,829
Tohoku Electric Power Co., Inc.	47,700	482,136
Tokio Marine Holdings, Inc.	71,300	3,572,941
Tokyo Electric Power Co. Holdings, Inc. (a)	166,300	867,464
Tokyo Electron, Ltd.	21,400	3,003,230
Tokyo Gas Co., Ltd.	74,600	1,756,984
Tokyu Corp.	125,000	2,217,143
Toppan Printing Co., Ltd.	119,000	1,805,875
Toray Industries, Inc.	238,000	1,809,631
Toshiba Corp.	38,400	1,195,768
Toyota Motor Corp.	205,400	12,750,280
Toyota Tsusho Corp.	71,300	2,160,706
West Japan Railway Co.	24,400	1,973,922
Yahoo! Japan Corp.	309,100	906,586
Yakult Honsha Co., Ltd.	3,400	200,390
Yamada Denki Co., Ltd.	143,100	633,550
Yamaha Corp.	31,200	1,482,681
Yamaha Motor Co., Ltd. (c)	71,400	1,269,083
ZOZO, Inc.	28,800	539,699
		278,546,595
LUXEMBOURG — 0.1%
ArcelorMittal	46,639	835,778
SES SA	30,847	483,018
		1,318,796
MACAU — 0.0% (g)
MGM China Holdings, Ltd. (c)	77,200	131,228
Wynn Macau, Ltd.	80,000	179,200
		310,428
MALAYSIA — 0.4%
AirAsia Group Bhd	663,600	438,385
Alliance Bank Malaysia Bhd	825,000	750,635
AMMB Holdings Bhd	266,300	272,583
British American Tobacco Malaysia Bhd	48,500	338,004
CIMB Group Holdings Bhd	555,093	722,662
Security Description	Shares	Value
Dialog Group Bhd	1,128,200	$890,002
Gamuda Bhd	174,866	159,104
Genting Bhd	235,300	385,476
Genting Malaysia Bhd	590,300	462,812
Genting Plantations Bhd	263,100	636,661
Hong Leong Financial Group Bhd	45,439	203,857
Malaysia Airports Holdings Bhd	195,500	403,537
Petronas Chemicals Group Bhd	21,700	44,109
PPB Group Bhd	170,440	771,259
RHB Capital Bhd	144,410	195,342
Tenaga Nasional Bhd	200,100	670,147
Westports Holdings Bhd	197,300	188,109
		7,532,684
MEXICO — 0.7%
America Movil SAB de CV Series L	3,428,971	2,493,421
Cemex SAB de CV Series CPO	2,025,637	852,993
Fomento Economico Mexicano SAB de CV	322,572	3,122,350
Fresnillo PLC	26,095	289,003
Grupo Financiero Banorte SAB de CV Series O	352,076	2,040,802
Grupo Mexico SAB de CV Class B	279,906	742,612
Grupo Televisa SAB Series CPO	390,047	658,820
Industrias Penoles SAB de CV	20,149	260,415
Kimberly-Clark de Mexico SAB de CV Class A (a)	392,881	729,866
Wal-Mart de Mexico SAB de CV	372,631	1,016,355
		12,206,637
NETHERLANDS — 3.4%
Akzo Nobel NV	25,454	2,395,488
ASML Holding NV	37,419	7,829,671
Heineken NV	30,371	3,394,320
ING Groep NV	293,877	3,412,267
Koninklijke Ahold Delhaize NV	148,914	3,354,019
Koninklijke DSM NV	28,118	3,480,660
Koninklijke KPN NV	572,658	1,760,787
Koninklijke Philips NV	120,110	5,222,995
NXP Semiconductors NV	24,397	2,381,391
Royal Dutch Shell PLC Class A	355,401	11,635,904
Royal Dutch Shell PLC Class B	330,544	10,857,839
Wolters Kluwer NV	44,049	3,211,436
		58,936,777
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (a)	69,250	682,328
Meridian Energy, Ltd.	277,804	886,288
Spark New Zealand, Ltd.	203,053	545,522
		2,114,138
NORWAY — 0.5%
DNB ASA	128,848	2,398,318
Equinor ASA	109,132	2,156,132

See accompanying notes to schedules of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Norsk Hydro ASA	181,639	$649,772
Telenor ASA	92,765	1,970,401
Yara International ASA	23,730	1,151,703
		8,326,326
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	23,349	389,228
Credicorp, Ltd.	8,974	2,054,238
		2,443,466
PHILIPPINES — 0.3%
Alliance Global Group, Inc.	737,200	222,160
Ayala Land, Inc.	645,300	639,821
BDO Unibank, Inc.	49,077	134,103
DMCI Holdings, Inc.	1,747,850	351,378
Globe Telecom, Inc.	3,475	153,419
GT Capital Holdings, Inc.	10,008	183,615
JG Summit Holdings, Inc.	308,220	405,466
Jollibee Foods Corp.	132,500	728,769
Megaworld Corp.	2,114,300	251,727
Metro Pacific Investments Corp.	4,585,700	429,616
PLDT, Inc. ADR	19,612	486,770
SM Prime Holdings, Inc.	685,200	496,163
Universal Robina Corp.	78,020	252,783
		4,735,790
POLAND — 0.2%
Alior Bank SA (a)	45,311	605,329
Bank Millennium SA (a)	158,472	397,752
CCC SA	9,454	427,423
CD Projekt SA	8,259	476,821
LPP SA	48	98,337
Orange Polska SA (a)	114,571	205,381
Polski Koncern Naftowy ORLEN SA	22,076	532,661
Powszechna Kasa Oszczednosci Bank Polski SA	59,837	687,070
Santander Bank Polska SA	4,511	448,536
		3,879,310
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	202,107	769,193
Jeronimo Martins SGPS SA	25,605	413,037
		1,182,230
QATAR — 0.2%
Commercial Bank PQSC	342,990	432,358
Qatar Electricity & Water Co. QSC	127,250	582,214
Qatar National Bank QPSC	296,100	1,547,486
		2,562,058
ROMANIA — 0.0% (g)
NEPI Rockcastle PLC	31,700	290,917
RUSSIA — 1.0%
Gazprom PJSC ADR	560,060	4,103,000
LUKOIL PJSC ADR	53,010	4,453,900
Security Description	Shares	Value
Magnit PJSC GDR	10,087	$147,018
MMC Norilsk Nickel PJSC ADR	47,287	1,064,903
Mobile TeleSystems PJSC ADR	111,852	1,041,342
Sberbank of Russia PJSC ADR	142,482	2,191,373
Surgutneftegas PJSC ADR	155,946	1,057,314
Tatneft PJSC ADR	44,981	3,319,598
		17,378,448
SINGAPORE — 1.0%
CapitaLand, Ltd.	475,000	1,239,329
DBS Group Holdings, Ltd.	258,258	4,955,377
Singapore Exchange, Ltd.	475,000	2,780,591
Singapore Press Holdings, Ltd. (c)	713,300	1,286,413
Singapore Telecommunications, Ltd.	1,160,800	3,002,919
United Overseas Bank, Ltd.	241,929	4,672,460
Venture Corp., Ltd.	5,700	68,630
		18,005,719
SOUTH AFRICA — 1.6%
Anglo American Platinum, Ltd.	8,849	525,201
AngloGold Ashanti, Ltd.	49,831	897,621
Aspen Pharmacare Holdings, Ltd.	41,457	295,318
Bid Corp., Ltd.	27,732	603,737
Bidvest Group, Ltd.	33,786	453,675
Capitec Bank Holdings, Ltd.	6,153	566,698
Discovery, Ltd.	91,099	963,303
Exxaro Resources, Ltd.	25,035	305,347
FirstRand, Ltd.	386,415	1,878,468
Foschini Group, Ltd.	36,962	472,600
Gold Fields, Ltd.	91,381	497,367
Mr. Price Group, Ltd.	37,423	526,821
MTN Group, Ltd.	150,305	1,137,846
MultiChoice Group, Ltd. (a)	39,493	375,206
Naspers, Ltd. Class N	38,948	9,444,798
Nedbank Group, Ltd.	18,732	336,349
Old Mutual, Ltd. (c)	693,088	1,035,754
PSG Group, Ltd.	19,453	329,720
Rand Merchant Investment Holdings, Ltd.	43,631	105,107
Remgro, Ltd.	46,357	617,710
Sanlam, Ltd.	271,969	1,507,462
Sasol, Ltd.	52,134	1,294,768
Standard Bank Group, Ltd.	156,494	2,182,620
Truworths International, Ltd.	75,797	376,264
Woolworths Holdings, Ltd.	74,268	257,440
		26,987,200
SOUTH KOREA — 3.4%
Amorepacific Corp.	714	101,722
Amorepacific Corp. Preference Shares	2,687	200,597
AMOREPACIFIC Group	622	33,560
BGF retail Co., Ltd.	981	179,267

See accompanying notes to schedules of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Celltrion Healthcare Co., Ltd. (a)	1,771	$86,660
Celltrion Pharm, Inc. (a)	459	19,101
Celltrion, Inc. (a)	8,933	1,589,860
CJ CheilJedang Corp.	3,006	773,206
CJ Corp.	990	86,598
CJ Corp. Preference Shares (a)(d)	144	4,573
Coway Co., Ltd.	4,006	268,535
E-MART, Inc.	3,496	423,886
Hana Financial Group, Inc.	36,159	1,171,218
Hanmi Pharm Co., Ltd.	558	195,238
Hanmi Science Co., Ltd.	2,350	138,804
HDC Hyundai Development Co-Engineering & Construction	8,239	310,394
Helixmith Co., Ltd. (a)	1,021	149,085
HLB, Inc. (a)(c)	3,728	113,973
Hotel Shilla Co., Ltd.	4,335	364,175
Hyundai Department Store Co., Ltd.	5,897	422,363
Hyundai Engineering & Construction Co., Ltd.	3,592	166,744
Hyundai Heavy Industries Holdings Co., Ltd.	1,044	292,951
Hyundai Mobis Co., Ltd.	6,605	1,347,142
Hyundai Motor Co.	17,310	2,098,818
Hyundai Steel Co.	8,342	301,992
KB Financial Group, Inc.	44,736	1,776,422
Kia Motors Corp.	35,986	1,371,311
Korea Aerospace Industries, Ltd.	5,694	177,283
Korea Electric Power Corp. ADR (a)(c)	57,631	639,704
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	6,026	618,439
Korea Zinc Co., Ltd.	3,130	1,290,330
KT&G Corp.	17,405	1,484,772
LG Chem, Ltd.	1,902	583,951
LG Chem, Ltd. Preference Shares	719	121,738
LG Electronics, Inc.	17,368	1,192,814
LG Household & Health Care, Ltd.	1,529	1,738,689
Lotte Chemical Corp.	3,292	719,898
NAVER Corp.	18,000	1,777,162
NCSoft Corp.	3,007	1,242,228
Pearl Abyss Corp. (a)	990	182,027
POSCO ADR	34,393	1,824,893
Samsung Biologics Co., Ltd. (a)(e)	713	197,601
Samsung C&T Corp.	5,702	472,595
Samsung Electro-Mechanics Co., Ltd.	3,515	297,724
Samsung Electronics Co., Ltd. GDR	17,528	17,825,976
Samsung Electronics Co., Ltd. Preference Shares	34,250	1,134,597
Security Description	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	5,962	$1,383,810
Samsung Heavy Industries Co., Ltd. (a)	41,174	290,980
Samsung SDI Co., Ltd.	3,161	647,449
Samsung SDS Co., Ltd.	2,251	419,144
Samsung Securities Co., Ltd.	33,898	1,147,890
Shinhan Financial Group Co., Ltd.	50,389	1,959,439
SillaJen, Inc. (a)(c)	4,835	206,858
SK Holdings Co., Ltd.	5,499	1,104,896
SK Hynix, Inc.	47,995	2,888,886
SK Innovation Co., Ltd.	7,886	1,085,934
SK Telecom Co., Ltd. ADR (c)	23,336	577,566
		59,223,468
SPAIN — 2.0%
ACS Actividades de Construccion y Servicios SA	45,094	1,803,006
Aena SME SA (e)	1,191	236,405
Amadeus IT Group SA	29,202	2,316,561
Banco Bilbao Vizcaya Argentaria SA	547,893	3,067,917
Banco de Sabadell SA	418,680	434,358
Banco Santander SA	1,371,223	6,371,902
CaixaBank SA	102,258	293,225
Ferrovial SA	98,569	2,526,757
Iberdrola SA	643,040	6,419,291
Industria de Diseno Textil SA	112,642	3,392,920
Mapfre SA	272,998	799,299
Naturgy Energy Group SA	39,925	1,101,656
Repsol SA	131,482	2,064,052
Telefonica SA	427,560	3,515,945
		34,343,294
SWEDEN — 1.6%
Assa Abloy AB Class B	124,963	2,827,028
Atlas Copco AB Class B	103,592	2,974,382
Epiroc AB Class B	103,592	1,026,966
Essity AB Class B	6,586	202,587
Hennes & Mauritz AB Class B	88,219	1,572,276
Husqvarna AB Class B	146,351	1,370,099
Sandvik AB	128,967	2,371,340
Securitas AB Class B	77,770	1,365,430
Skandinaviska Enskilda Banken AB Class A	139,180	1,288,865
Skanska AB Class B	77,540	1,401,507
SKF AB Class B (c)	63,486	1,168,355
Svenska Handelsbanken AB Class A	170,914	1,692,524
Swedbank AB Class A	84,775	1,274,156
Tele2 AB Class B	85,727	1,251,968
Telefonaktiebolaget LM Ericsson Class B	326,094	3,096,385
Telia Co. AB	188,133	836,219
Volvo AB Class B	133,828	2,125,364
		27,845,451

See accompanying notes to schedules of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 6.6%
ABB, Ltd.	227,229	$4,565,555
Adecco Group AG	19,246	1,157,918
Cie Financiere Richemont SA	48,730	4,140,301
Coca-Cola HBC AG (a)	15,389	582,084
Credit Suisse Group AG	159,370	1,913,257
Ferguson PLC	22,517	1,604,814
Geberit AG	5,231	2,446,498
Givaudan SA	1,394	3,940,373
Glencore PLC	990,868	3,447,156
Julius Baer Group, Ltd.	17,332	772,563
Kuehne + Nagel International AG	11,164	1,659,142
LafargeHolcim, Ltd.	33,101	1,618,384
Lonza Group AG	6,187	2,090,254
Nestle SA	276,284	28,637,191
Novartis AG	206,937	18,932,083
Roche Holding AG	61,730	17,388,866
SGS SA	951	2,425,782
Sika AG	11,109	1,898,215
Sonova Holding AG	2,827	643,106
STMicroelectronics NV	51,830	920,775
Swatch Group AG	5,446	1,561,187
Swiss Re AG	32,516	3,309,629
Temenos AG	5,423	971,412
UBS Group AG	312,689	3,720,197
Zurich Insurance Group AG	15,163	5,286,055
		115,632,797
TAIWAN — 2.7%
Acer, Inc. (a)	484,000	299,973
Advantech Co., Ltd.	33,599	285,585
Airtac International Group	17,000	190,473
ASE Technology Holding Co., Ltd.	215,000	425,715
Asustek Computer, Inc.	11,000	78,977
AU Optronics Corp. ADR (c)	318,144	941,706
Catcher Technology Co., Ltd.	43,000	308,038
Cathay Financial Holding Co., Ltd.	279,000	386,259
Chicony Electronics Co., Ltd.	217,443	534,865
China Airlines, Ltd.	1,234,000	390,945
China Development Financial Holding Corp.	548,000	167,084
China Life Insurance Co., Ltd.	282,768	226,236
Chunghwa Telecom Co., Ltd. ADR (c)	85,206	3,113,427
Compal Electronics, Inc.	287,000	188,041
CTBC Financial Holding Co., Ltd.	723,558	497,367
Delta Electronics, Inc.	183,785	931,958
E.Sun Financial Holding Co., Ltd.	1,067,184	893,343
Eclat Textile Co., Ltd.	18,650	238,983
Eva Airways Corp.	717,348	345,284
Feng TAY Enterprise Co., Ltd.	41,036	319,732
Formosa Plastics Corp.	436,000	1,607,302
Security Description	Shares	Value
Foxconn Technology Co., Ltd.	24,240	$49,246
Fubon Financial Holding Co., Ltd. (a)	460,000	679,052
Giant Manufacturing Co., Ltd.	88,000	688,485
Globalwafers Co., Ltd.	28,000	283,520
Highwealth Construction Corp.	481,400	766,440
Hiwin Technologies Corp.	23,869	199,808
Hon Hai Precision Industry Co., Ltd. GDR	833,474	4,096,525
Hotai Motor Co., Ltd.	7,000	114,490
Innolux Corp.	397,000	93,691
Largan Precision Co., Ltd.	7,000	868,816
MediaTek, Inc.	157,000	1,587,212
Mega Financial Holding Co., Ltd.	25,948	25,815
Micro-Star International Co., Ltd.	79,000	223,828
Pegatron Corp.	48,000	82,989
Phison Electronics Corp.	40,000	364,462
Pou Chen Corp.	195,000	241,714
Powertech Technology, Inc.	212,000	518,746
President Chain Store Corp.	35,000	338,624
Ruentex Development Co., Ltd.	70,913	101,371
Standard Foods Corp.	280,822	548,814
TaiMed Biologics, Inc. (a)	51,000	261,080
Taishin Financial Holding Co., Ltd.	1,045,411	481,314
Taiwan Business Bank	2,595,859	1,140,826
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	432,410	16,937,500
Uni-President Enterprises Corp.	470,000	1,251,437
United Microelectronics Corp. ADR (c)	721,830	1,595,244
Walsin Technology Corp.	37,000	195,367
Win Semiconductors Corp.	42,000	269,096
Yageo Corp.	21,169	179,933
Zhen Ding Technology Holding, Ltd.	166,000	531,251
		47,087,989
THAILAND — 0.6%
Bangkok Bank PCL	238,276	1,546,162
Bumrungrad Hospital PCL	93,900	517,456
Central Pattana PCL	284,600	696,014
CP ALL PCL NVDR	428,800	1,202,472
Energy Absolute PCL	48,300	87,804
Indorama Ventures PCL	173,200	265,440
IRPC PCL	6,060,100	988,033
Kasikornbank PCL	112,200	693,304
Minor International PCL	291,100	389,177
PTT PCL	1,373,220	2,182,913
Siam Commercial Bank PCL NVDR	139,000	632,282
Thai Union Group PCL Class F	335,300	200,081
TMB Bank PCL	2,417,600	154,512
		9,555,650

See accompanying notes to schedules of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
TURKEY — 0.1%
Akbank T.A.S. (a)	679,218	$798,528
Turkiye Garanti Bankasi A/S (a)	458,921	722,023
Turkiye Is Bankasi A/S Class C (a)	637,786	667,117
		2,187,668
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	154,073	348,150
DP World PLC	12,073	191,961
Emaar Malls PJSC	766,116	423,401
Emaar Properties PJSC	173,589	208,884
Emirates Telecommunications Group Co. PJSC	17,137	77,820
First Abu Dhabi Bank PJSC	129,968	525,795
		1,776,011
UNITED KINGDOM — 10.1%
3i Group PLC	195,292	2,767,584
Anglo American PLC	124,547	3,557,779
Associated British Foods PLC	14,340	449,510
AstraZeneca PLC	106,656	8,739,013
Auto Trader Group PLC (e)	77,868	542,884
Aviva PLC	347,212	1,840,500
BAE Systems PLC	297,544	1,876,002
Barclays PLC	1,443,895	2,752,793
Barratt Developments PLC	53,543	390,194
Berkeley Group Holdings PLC	4,714	223,842
BP PLC	1,808,549	12,627,349
British American Tobacco PLC	196,422	6,872,124
British Land Co. PLC REIT	259,030	1,774,930
BT Group PLC	675,723	1,689,542
Burberry Group PLC	63,513	1,505,111
Centrica PLC	781,369	872,927
CNH Industrial NV	80,176	823,384
Compass Group PLC	189,830	4,558,929
Diageo PLC	211,894	9,125,888
Experian PLC	91,114	2,764,506
Fiat Chrysler Automobiles NV	119,077	1,663,330
G4S PLC	140,695	372,450
GlaxoSmithKline PLC	410,976	8,246,394
HSBC Holdings PLC	1,715,016	14,338,164
Imperial Brands PLC	109,244	2,567,696
InterContinental Hotels Group PLC	15,292	1,006,581
ITV PLC	63,858	87,774
J Sainsbury PLC	239,510	597,304
John Wood Group PLC	79,637	458,120
Land Securities Group PLC REIT	120,646	1,279,347
Legal & General Group PLC	108,613	372,535
Lloyds Banking Group PLC	4,847,962	3,491,604
Marks & Spencer Group PLC	240,920	646,046
Micro Focus International PLC	23,968	629,604
Security Description	Shares	Value
National Grid PLC	437,330	$4,651,979
Next PLC	20,341	1,430,571
Pearson PLC (c)	107,941	1,125,663
Persimmon PLC	17,510	445,031
Prudential PLC	164,497	3,592,538
Reckitt Benckiser Group PLC	56,036	4,431,640
RELX PLC (b)	157,160	3,819,335
RELX PLC (b)	84,520	2,048,230
Rio Tinto PLC	107,175	6,657,082
Rio Tinto, Ltd.	33,444	2,435,177
Rolls-Royce Holdings PLC	175,988	1,882,328
Royal Bank of Scotland Group PLC	264,018	738,563
RSA Insurance Group PLC	111,632	819,483
Sage Group PLC	217,013	2,216,169
Segro PLC REIT	112,447	1,044,999
Severn Trent PLC	70,988	1,850,295
Smith & Nephew PLC	149,633	3,246,967
Smiths Group PLC	35,854	714,131
SSE PLC	165,321	2,360,734
Standard Chartered PLC	244,995	2,226,913
Standard Life Aberdeen PLC	272,454	1,021,532
Taylor Wimpey PLC	212,202	426,035
Tesco PLC	875,100	2,524,848
Unilever NV	140,786	8,587,122
Unilever PLC	113,365	7,061,768
United Utilities Group PLC	105,186	1,047,936
Vodafone Group PLC	2,472,512	4,069,398
Whitbread PLC	15,386	906,440
WPP PLC	128,084	1,614,150
		176,508,797
TOTAL COMMON STOCKS (Cost $1,688,814,047)		1,729,567,620

WARRANTS — 0.0% (g)
THAILAND — 0.0% (g)
Minor International PCL (expiring 9/30/21) (a) (Cost: $0)	14,555	2,634
RIGHTS — 0.0% (g)
SOUTH KOREA — 0.0% (g)
Helixmith Co., Ltd. (expiring 08/06/19) (a) (d)	68	1,920
SPAIN — 0.0% (g)
ACS Actividades de Construccion y Servicios SA (expiring 07/11/19) (a)	45,094	70,867
Repsol SA (expiring 07/09/19) (a)	131,482	73,039
		143,906
TOTAL RIGHTS (Cost $148,560)		145,826

See accompanying notes to schedules of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (h) (i)	1,944,224	$1,944,224
State Street Navigator Securities Lending Portfolio III (j) (k)	33,388,623	33,388,623
TOTAL SHORT-TERM INVESTMENTS (Cost $35,332,847)		35,332,847
TOTAL INVESTMENTS — 101.0% (Cost $1,724,295,454)		1,765,048,927
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(17,301,262)
NET ASSETS — 100.0%		$1,747,747,665
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at June 30, 2019.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $685,965, representing less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to schedules of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,723,402,145	$6,165,475	$0(a)	$1,729,567,620
Warrants	2,634	—	—	2,634
Rights	143,906	1,920	—	145,826
Short-Term Investments	35,332,847	—	—	35,332,847
TOTAL INVESTMENTS	$1,758,881,532	$6,167,395	$0	$1,765,048,927
(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,847	$48,847	$104,774,224	$102,878,847	$—	$—	1,944,224	$1,944,224	$43,233
State Street Navigator Securities Lending Government Money Market Portfolio	24,362,815	24,362,815	182,096,176	206,458,991	—	—	—	—	183,792
State Street Navigator Securities Lending Portfolio III	—	—	124,333,608	90,944,985	—	—	33,388,623	33,388,623	149,056
Total		$24,411,662	$411,204,008	$400,282,823	$—	$—		$35,332,847	$376,081
See accompanying notes to schedules of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.0% (a)
Grupo Supervielle SA ADR (b)	2,509	$19,771
MercadoLibre, Inc. (c)	105	64,236
		84,007
AUSTRALIA — 2.2%
Alumina, Ltd.	79,846	130,554
AMP, Ltd.	24,212	36,020
Australia & New Zealand Banking Group, Ltd.	5,416	107,217
BHP Group PLC	1,580	40,519
BHP Group, Ltd.	6,723	194,187
Boral, Ltd.	31,770	114,148
Brambles, Ltd.	16,152	145,991
Coca-Cola Amatil, Ltd.	7,902	56,672
Coles Group, Ltd. (c)	7,378	69,120
Commonwealth Bank of Australia	1,786	103,750
CSL, Ltd.	2,859	431,355
Fortescue Metals Group, Ltd. (b)	12,015	76,052
Iluka Resources, Ltd.	3,266	24,684
Insurance Australia Group, Ltd.	36,031	208,852
Kidman Resources, Ltd. (b)(c)	9,036	11,921
LendLease Group	19,052	173,807
Macquarie Group, Ltd.	3,234	284,568
National Australia Bank, Ltd.	7,236	135,681
Newcrest Mining, Ltd.	3,792	85,020
Origin Energy, Ltd.	12,010	61,609
Orora, Ltd.	2,898	6,589
OZ Minerals, Ltd. (b)	11,613	81,739
QBE Insurance Group, Ltd.	5,646	46,871
Santos, Ltd.	10,107	50,216
Scentre Group REIT	16,858	45,428
Shopping Centres Australasia Property Group REIT	192,856	323,455
Sonic Healthcare, Ltd.	8,961	170,415
South32, Ltd.	6,211	13,754
Suncorp Group, Ltd.	12,201	115,331
Sydney Airport	1,811	10,218
Transurban Group Stapled Security	14,980	154,950
Vicinity Centres REIT	62,684	107,772
Wesfarmers, Ltd.	7,378	187,219
Westpac Banking Corp.	8,182	162,835
Woodside Petroleum, Ltd.	3,470	88,539
Woolworths Group, Ltd.	2,787	64,990
		4,122,048
AUSTRIA — 0.1%
OMV AG	3,243	158,251
BELGIUM — 0.3%
Anheuser-Busch InBev SA	1,888	167,360
Solvay SA	1,097	113,808
UCB SA	2,852	236,834
		518,002
BRAZIL — 0.8%
Ambev SA ADR	24,566	114,723
Security Description	Shares	Value
Banco Bradesco SA Preference Shares ADR	26,166	$256,950
Banco Inter SA Preference Shares (d)	600	9,536
Cia Energetica de Minas Gerais ADR	3,947	15,038
Cia Siderurgica Nacional SA ADR	12,064	51,996
Dommo Energia SA (c)	7,370	6,769
Gerdau SA ADR (b)	10,901	42,405
Gol Linhas Aereas Inteligentes SA Preference Shares (c)	1,400	11,908
Itau Unibanco Holding SA Preference Shares ADR	23,491	221,285
Petro Rio SA (c)	1,900	7,818
Petroleo Brasileiro SA Preference Shares ADR	15,993	227,101
Petroleo Brasileiro SA ADR	6,211	96,705
TIM Participacoes SA ADR (b)	4,153	62,170
Vale SA ADR	18,846	253,290
Via Varejo SA (c)	6,700	8,863
		1,386,557
CANADA — 3.3%
Advantage Oil & Gas, Ltd. (b)(c)	10,452	13,038
Aimia, Inc. (c)	2,718	7,945
Aphria, Inc. (b)(c)	2,169	15,287
Athabasca Oil Corp. (b)(c)	131,942	74,718
Aurinia Pharmaceuticals, Inc. (b)(c)	1,568	10,367
Aurora Cannabis, Inc. (b)(c)	3,898	30,605
Ballard Power Systems, Inc. (b)(c)	2,965	12,139
Bank of Montreal	1,767	133,761
Bank of Nova Scotia	2,234	120,252
Barrick Gold Corp.	1,453	22,983
Barrick Gold Corp. (e)	2,147	33,961
Baytex Energy Corp. (b)(c)	16,787	26,078
Birchcliff Energy, Ltd.	3,136	6,240
Brookfield Asset Management, Inc. Class A	5,141	246,477
Calfrac Well Services, Ltd. (c)	9,867	15,706
Cameco Corp.	4,601	49,434
Canada Goose Holdings, Inc. (b)(c)	209	8,107
Canadian Imperial Bank of Commerce (b)	804	63,360
Canadian National Railway Co.	3,388	314,234
Canadian Natural Resources, Ltd.	3,488	94,250
Canadian Pacific Railway, Ltd.	735	173,481
Canadian Tire Corp., Ltd. Class A (b)	850	92,809
CannTrust Holdings, Inc. (b)(c)	3,786	19,006
Canopy Growth Corp. (b)(c)	575	23,264
Cardinal Energy, Ltd. (b)	8,165	14,996
Cenovus Energy, Inc.	4,416	39,032
Corby Spirit and Wine, Ltd.	1,867	25,932
Crescent Point Energy Corp.	3,240	10,736
Cronos Group, Inc. (b)(c)	2,305	37,060
DIRTT Environmental Solutions (c)	3,763	21,454
Dorel Industries, Inc. Class B	4,494	36,489

See accompanying notes to schedules of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Eldorado Gold Corp. (b)(c)	2,299	$13,389
Enbridge, Inc. (b)	4,782	173,093
Encana Corp.	6,469	33,267
Endeavour Silver Corp. (b)(c)	12,543	25,916
Enerplus Corp. (b)	5,089	38,360
First Majestic Silver Corp. (b)(c)	15,548	123,028
First Quantum Minerals, Ltd.	2,463	23,447
George Weston, Ltd.	385	29,277
goeasy, Ltd.	314	12,735
Green Organic Dutchman Holdings, Ltd. (b)(c)	2,927	7,235
HEXO Corp. (b)(c)	3,949	21,124
IAMGOLD Corp. (b)(c)	5,112	17,330
IGM Financial, Inc. (b)	1,356	38,799
Imperial Oil, Ltd.	2,532	70,259
Jamieson Wellness, Inc.	889	13,681
Just Energy Group, Inc. (b)	30,945	133,323
Kelt Exploration, Ltd. (c)	6,062	18,092
Kinross Gold Corp. (c)	7,483	28,976
Lithium Americas Corp. (b)(c)	2,468	9,972
Loblaw Cos., Ltd.	2,835	145,465
Major Drilling Group International, Inc. (c)	3,449	11,165
Manulife Financial Corp.	9,074	165,266
MEG Energy Corp. (b)(c)	2,090	8,029
National Bank of Canada	4,783	227,703
New Gold, Inc. (c)	10,870	10,564
NexGen Energy, Ltd. (b)(c)	15,534	24,251
Nutrien, Ltd. (b)	2,827	151,545
NuVista Energy, Ltd. (c)	6,585	13,152
Onex Corp.	3,012	182,068
Osisko Mining, Inc. (b)(c)	12,592	31,799
Paramount Resources, Ltd. Class A (b)(c)	5,591	27,939
Premier Gold Mines, Ltd. (b)(c)	12,235	19,100
Pretium Resources, Inc. (c)	1,359	13,613
Rogers Communications, Inc. Class B (b)	4,794	257,172
Royal Bank of Canada	4,199	334,410
Shaw Communications, Inc. Class B	3,197	65,371
Shopify, Inc. Class A (c)	105	31,625
Silvercorp Metals, Inc.	3,867	9,588
SNC-Lavalin Group, Inc.	2,005	40,629
Summit Industrial Income REIT	2,822	27,815
Sun Life Financial, Inc.	4,947	205,300
Suncor Energy, Inc.	7,045	220,232
Surge Energy, Inc. (b)	32,611	31,943
Tamarack Valley Energy, Ltd. (c)	13,988	22,372
TC Energy Corp.	3,087	153,364
Teck Resources, Ltd. Class B	2,509	58,023
TELUS Corp.	6,769	250,765
Tervita Corp. (c)	4,847	25,223
Theratechnologies, Inc. (b)(c)	4,262	23,026
Tilray, Inc. (b)(c)	209	9,731
TMAC Resources, Inc. (b)(c)	2,509	11,904
TORC Oil & Gas, Ltd.	5,017	15,703
Security Description	Shares	Value
Toronto-Dominion Bank	6,772	$396,551
TransAlta Corp.	7,849	51,175
Trevali Mining Corp. (b)(c)	56,442	12,094
Trican Well Service, Ltd. (b)(c)	36,367	32,561
Village Farms International, Inc. (c)	627	7,197
Wheaton Precious Metals Corp. (b)	2,257	54,700
WPT Industrial Real Estate Investment Trust	2,822	37,392
Yamana Gold, Inc. (b)	6,906	17,546
		6,059,575
CHILE — 0.0% (a)
Enel Americas SA ADR	2,394	21,235
Enel Chile SA ADR	2,279	10,894
Liberty Latin America, Ltd. Class C (c)	595	10,228
Sociedad Quimica y Minera de Chile SA ADR (b)	296	9,208
		51,565
CHINA — 3.2%
21Vianet Group, Inc. ADR (c)	1,776	13,835
58.com, Inc. ADR (c)	314	19,521
Agricultural Bank of China, Ltd. Class H	161,000	67,388
Alcon, Inc. (c)	1,261	77,962
Alibaba Group Holding, Ltd. ADR (c)	4,873	825,730
Anhui Conch Cement Co., Ltd. Class H	2,000	12,531
ANTA Sports Products, Ltd.	2,000	13,734
Anton Oilfield Services Group	242,000	31,905
Ascletis Pharma, Inc. (c)(d)	6,000	4,639
Autohome, Inc. ADR (b)(c)	209	17,895
Baidu, Inc. ADR (c)	962	112,900
Bank of China, Ltd. Class H	321,000	135,590
Bank of Communications Co., Ltd. Class H	115,000	87,290
Baozun, Inc. ADR (b)(c)	3,403	169,674
China Construction Bank Corp. Class H	333,000	286,860
China Life Insurance Co., Ltd. Class H	45,000	110,822
China Mengniu Dairy Co., Ltd.	4,000	15,488
China Merchants Bank Co., Ltd. Class H	56,674	282,554
China Overseas Land & Investment, Ltd.	46,000	169,574
China Pacific Insurance Group Co., Ltd. Class H	9,200	35,976
China Petroleum & Chemical Corp. Class H	137,200	93,252
China Resources Beer Holdings Co., Ltd.	2,000	9,498
China Shenhua Energy Co., Ltd. Class H	22,500	47,117
China Telecom Corp., Ltd. Class H	138,000	69,420
China Tower Corp., Ltd. Class H (d)	144,000	37,786

See accompanying notes to schedules of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
China Unicom Hong Kong, Ltd.	46,000	$50,460
China Vanke Co., Ltd. Class H	2,900	10,876
Chlitina Holding, Ltd.	2,000	17,225
CITIC, Ltd.	46,000	66,299
CNOOC, Ltd.	69,000	117,996
COSCO SHIPPING Ports, Ltd.	45,898	45,296
Country Garden Holdings Co., Ltd.	22,000	33,454
CSPC Pharmaceutical Group, Ltd.	4,000	6,451
Ctrip.com International, Ltd. ADR (c)	1,345	49,644
Daqo New Energy Corp. ADR (c)	824	34,913
ENN Energy Holdings, Ltd.	2,000	19,456
FingerTango, Inc. (c)	41,000	6,665
Geely Automobile Holdings, Ltd.	17,000	29,071
Health and Happiness H&H International Holdings, Ltd. (b)	30,500	173,142
Hengan International Group Co., Ltd. (b)	11,500	84,566
Huaneng Power International, Inc. Class H	92,000	54,170
Industrial & Commercial Bank of China, Ltd. Class H	253,000	184,589
JD.com, Inc. ADR (b)(c)	2,307	69,879
Jianpu Technology, Inc. ADR (b)(c)	2,613	9,773
JinkoSolar Holding Co., Ltd. ADR (c)	1,749	37,936
Jumei International Holding, Ltd. ADR (b)(c)	3,786	9,314
Kasen International Holdings, Ltd. (b)	12,000	8,771
Konka Group Co., Ltd. Class B	57,800	18,940
Lenovo Group, Ltd.	26,000	20,134
Longfor Group Holdings, Ltd.	6,500	24,502
Meituan Dianping Class B (b)(c)	3,300	28,934
Momo, Inc. ADR	494	17,685
NetEase, Inc. ADR	188	48,085
New Oriental Education & Technology Group, Inc. ADR (c)	387	37,376
NIO, Inc. ADR (b)(c)	2,404	6,130
On-Bright Electronics, Inc.	1,000	5,232
PetroChina Co., Ltd. Class H	92,000	50,755
PICC Property & Casualty Co., Ltd. Class H	89,788	96,885
Ping An Insurance Group Co. of China, Ltd. Class H	22,500	270,144
Q Technology Group Co., Ltd. (c)	21,000	15,994
Qutoutiao, Inc. ADR (b)(c)	1,881	7,411
Shenzhou International Group Holdings, Ltd.	2,100	28,869
Sinosoft Technology Group, Ltd.	43,000	12,439
Sohu.com, Ltd. ADR (c)	1,379	19,306
Sunac China Holdings, Ltd.	3,000	14,746
Sunny Optical Technology Group Co., Ltd.	1,600	16,527
TAL Education Group ADR (c)	962	36,652
Tencent Holdings, Ltd.	22,600	1,020,001
Security Description	Shares	Value
Tian Ge Interactive Holdings, Ltd. (b)(c)(d)	40,000	$9,574
Tsaker Chemical Group, Ltd. (d)	23,000	9,921
Vipshop Holdings, Ltd. ADR (c)	2,631	22,706
Wise Talent Information Technology Co., Ltd. (c)	2,800	7,419
Yanzhou Coal Mining Co., Ltd. Class H	46,000	42,982
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (d)	4,200	20,993
Yum China Holdings, Inc.	2,394	110,603
YY, Inc. ADR (c)	163	11,359
ZTO Express Cayman, Inc. ADR	1,150	21,988
		5,923,179
COLOMBIA — 0.0% (a)
Bancolombia SA ADR	502	25,622
Frontera Energy Corp.	836	8,662
		34,284
DENMARK — 0.7%
AP Moller - Maersk A/S Class B	115	142,864
Bang & Olufsen A/S (c)	869	6,062
Danske Bank A/S	3,923	62,101
Drilling Co. of 1972 A/S (c)	230	17,897
DSV A/S	4,241	417,112
Novo Nordisk A/S Class B	8,620	439,944
Zealand Pharma A/S (c)	9,866	214,812
		1,300,792
FINLAND — 0.4%
Fortum Oyj	3,058	67,682
Metso Oyj	1,819	71,570
Nokia Oyj	18,957	94,254
Nordea Bank Abp	12,710	92,357
Sampo Oyj Class A	2,142	101,231
UPM-Kymmene Oyj	6,975	185,631
Valmet Oyj	344	8,587
Wartsila OYJ Abp	6,213	90,246
		711,558
FRANCE — 3.1%
Accor SA	3,822	164,307
Airbus SE	1,569	222,775
Alstom SA	2,829	131,444
AXA SA	7,372	193,930
BNP Paribas SA	3,911	186,015
Bouygues SA	2,241	83,120
Capgemini SE	2,760	343,697
Carrefour SA (b)	4,819	93,184
Credit Agricole SA	8,006	96,141
Danone SA	2,287	194,031
Engie SA	3,761	57,136
EssilorLuxottica SA	1,749	228,555
Groupe Fnac SA (c)	1,867	138,837
Hermes International	24	17,333
Innate Pharma SA (b)(c)	3,289	20,863

See accompanying notes to schedules of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Kering SA	482	$285,484
L'Oreal SA	868	247,614
LVMH Moet Hennessy Louis Vuitton SE	744	317,132
Orange SA	10,733	169,468
Pernod Ricard SA (b)	1,031	190,263
Publicis Groupe SA	1,926	101,836
Renault SA	2,599	163,644
Sanofi	3,430	296,511
Schneider Electric SE	2,486	225,805
Societe Generale SA (b)	3,422	86,591
Sodexo SA	2,188	256,146
TOTAL SA	6,380	358,010
Unibail-Rodamco-Westfield	4,965	35,783
Unibail-Rodamco-Westfield REIT (b)	827	124,081
Vallourec SA (b)(c)	2,434	7,004
Veolia Environnement SA	6,596	160,897
Vinci SA	3,174	325,527
Vivendi SA	8,088	222,989
		5,746,153
GERMANY — 2.6%
adidas AG	1,503	464,704
AIXTRON SE (c)	1,505	14,386
Allianz SE	1,746	421,529
BASF SE	2,852	207,603
Bayer AG	3,655	253,652
Commerzbank AG	3,174	22,840
CompuGroup Medical SE	4,572	369,668
Daimler AG	3,946	219,855
Deutsche Bank AG	5,642	43,562
Deutsche Boerse AG	1,356	192,100
Deutsche Lufthansa AG	8,349	143,283
Deutsche Post AG	6,769	222,777
Deutsche Telekom AG	11,175	193,589
E.ON SE	6,998	76,115
Elmos Semiconductor AG	747	18,715
Fresenius Medical Care AG & Co. KGaA	758	59,596
Merck KGaA	2,394	250,710
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,031	259,125
Puma SE	418	27,919
RWE AG	2,348	57,944
Salzgitter AG	2,486	71,286
SAP SE	3,450	474,449
Siemens AG	2,770	329,958
ThyssenKrupp AG	4,370	63,824
Uniper SE	639	19,379
VERBIO Vereinigte BioEnergie AG	2,586	22,941
Volkswagen AG	827	142,351
Volkswagen AG Preference Shares	758	127,945
Wirecard AG	211	35,575
		4,807,380
Security Description	Shares	Value
HONG KONG — 1.5%
AIA Group, Ltd.	31,800	$342,931
Bank of East Asia, Ltd.	31,305	87,554
China Gas Holdings, Ltd.	3,800	14,130
China Mobile, Ltd.	22,000	200,358
China Resources Land, Ltd.	3,000	13,210
CK Asset Holdings, Ltd.	33,920	265,499
CK Hutchison Holdings, Ltd.	22,920	225,899
Guangdong Investment, Ltd.	4,000	7,915
Hang Lung Properties, Ltd.	22,000	52,321
Henderson Land Development Co., Ltd.	24,910	137,264
Hong Kong Exchanges & Clearing, Ltd.	6,841	241,504
Link REIT	22,558	277,193
New World Development Co., Ltd.	67,533	105,632
Sands China, Ltd.	18,400	87,967
Shangri-La Asia, Ltd.	46,000	57,997
Sino Biopharmaceutical, Ltd.	23,000	23,523
Sun Hung Kai Properties, Ltd.	22,753	385,891
Swire Pacific, Ltd. Class A	11,500	141,312
		2,668,100
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	4,230	47,041
Richter Gedeon Nyrt	4,301	79,439
		126,480
INDIA — 1.1%
Aavas Financiers, Ltd. (c)	407	8,840
Can Fin Homes, Ltd.	3,347	17,284
Dewan Housing Finance Corp., Ltd.	3,130	3,267
Dr Reddy's Laboratories, Ltd. ADR	4,909	183,940
Equitas Holdings, Ltd. (c)	10,366	18,028
ICICI Bank, Ltd. ADR	16,844	212,066
IFB Industries, Ltd. (c)	1,535	16,956
Infosys, Ltd. ADR	35,003	374,532
Just Dial, Ltd. (c)	2,198	24,227
LA Opala RG, Ltd.	5,959	16,743
Larsen & Toubro, Ltd. GDR	7,200	160,920
Mahindra & Mahindra, Ltd. GDR	5,565	51,755
PC Jeweller, Ltd.	8,094	5,324
Radico Khaitan, Ltd.	1,656	7,571
Reliance Industries, Ltd. GDR (d)	7,609	275,065
Repco Home Finance, Ltd.	1,701	9,405
State Bank of India GDR (c)	3,205	166,019
Suven Life Sciences, Ltd.	57,255	224,948
Suzlon Energy, Ltd. (c)	100,747	7,663
Tata Motors, Ltd. ADR (b)(c)	4,575	53,436
Ujjivan Financial Services, Ltd.	1,838	7,896
Vedanta, Ltd. ADR	7,154	72,756
Wipro, Ltd. ADR	27,201	117,780
		2,036,421
INDONESIA — 0.5%
Astra International Tbk PT	116,900	61,646
Bank Central Asia Tbk PT	105,400	223,632

See accompanying notes to schedules of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Bank Mandiri Persero Tbk PT	210,400	$119,516
Bank Rakyat Indonesia Persero Tbk PT	617,000	190,417
Gudang Garam Tbk PT	11,500	62,578
Telekomunikasi Indonesia Persero Tbk PT	627,500	183,886
		841,675
IRELAND — 0.3%
Accenture PLC Class A	2,394	442,339
Cairn Homes PLC (c)	13,919	19,021
CRH PLC	3,844	125,592
Prothena Corp. PLC (b)(c)	1,240	13,107
		600,059
ISRAEL — 0.4%
Bank Hapoalim BM	15,983	118,577
Bank Leumi Le-Israel BM	72,798	525,796
Teva Pharmaceutical Industries, Ltd. ADR (c)	2,737	25,262
		669,635
ITALY — 0.6%
Assicurazioni Generali SpA	6,630	125,032
Atlantia SpA	1,776	46,336
Enel SpA	29,212	204,257
Eni SpA	10,057	167,281
Ferrari NV	530	86,189
Intesa Sanpaolo SpA	52,702	112,952
Italgas SpA	3,309	22,263
Mediaset SpA (b)(c)	25,916	84,850
Saipem SpA (c)	3,021	15,052
Snam SpA	16,542	82,341
Telecom Italia SpA (c)	123,143	67,341
UniCredit SpA	6,998	86,276
		1,100,170
JAPAN — 7.4%
Aisin Seiki Co., Ltd.	2,300	79,200
AnGes, Inc. (c)	1,400	9,304
Aruhi Corp.	600	11,756
Asahi Group Holdings, Ltd. (b)	2,300	103,430
Asahi Kasei Corp.	22,600	240,914
Astellas Pharma, Inc.	11,500	163,844
Ateam, Inc. (b)	2,100	22,142
Bengo4.com, Inc. (c)	100	4,919
Bridgestone Corp. (b)	2,300	90,557
Canon, Inc. (b)	2,300	67,160
Change, Inc. (b)(c)	300	6,858
Comture Corp.	200	7,119
COOKPAD, Inc. (c)	1,700	4,844
Credit Saison Co., Ltd.	4,600	53,839
Daiichi Sankyo Co., Ltd.	4,500	235,358
Daikin Industries, Ltd.	2,300	300,255
Daiwa Securities Group, Inc.	23,000	100,782
Denso Corp.	4,400	185,123
Digital Arts, Inc.	100	8,818
Eisai Co., Ltd.	2,300	130,029
Security Description	Shares	Value
Enigmo, Inc. (c)	400	$9,011
euglena Co., Ltd. (c)	2,300	20,174
FUJIFILM Holdings Corp.	4,400	223,104
Fujitsu, Ltd.	2,300	160,364
GNI Group, Ltd. (c)	400	12,864
Gunosy, Inc. (c)	300	5,034
Hinokiya Group Co., Ltd.	400	7,901
Hitachi, Ltd.	4,600	168,604
Hokuhoku Financial Group, Inc.	4,600	47,819
Honda Motor Co., Ltd.	4,600	118,907
Hoya Corp.	4,500	344,747
Istyle, Inc. (b)(c)	1,900	13,173
ITOCHU Corp.	6,900	131,961
Itokuro, Inc. (c)	200	2,569
Japan Tissue Engineering Co., Ltd. (c)	2,300	20,515
Japan Tobacco, Inc. (b)	4,600	101,594
JFE Holdings, Inc.	4,600	67,565
JSR Corp.	4,600	72,625
JXTG Holdings, Inc.	11,500	57,041
Kajima Corp.	11,500	157,759
Kamakura Shinsho, Ltd. (b)	1,300	16,929
Kamigumi Co., Ltd.	11,300	267,449
Kansai Electric Power Co., Inc.	4,600	52,707
Kao Corp. (b)	2,300	175,265
KDDI Corp.	13,600	346,312
Keyence Corp.	100	61,379
Kitanotatsujin Corp. (b)	6,300	32,746
KLab, Inc. (c)	2,300	19,555
Kobe Steel, Ltd.	6,900	45,150
Komatsu, Ltd.	4,600	111,008
Konica Minolta, Inc.	11,500	111,969
Kyocera Corp.	4,500	293,832
LEC, Inc. (b)	600	6,393
Leopalace21 Corp. (b)(c)	3,400	8,805
M&A Capital Partners Co., Ltd. (c)	200	10,804
Makita Corp.	4,600	156,265
Marubeni Corp.	23,000	152,209
Marui Group Co., Ltd.	9,000	183,275
Mebuki Financial Group, Inc.	24,900	64,942
Medical Data Vision Co., Ltd. (c)	800	9,742
Mitsubishi Chemical Holdings Corp.	11,500	80,331
Mitsubishi Corp.	4,600	121,255
Mitsubishi Electric Corp.	22,500	296,338
Mitsubishi UFJ Financial Group, Inc.	41,300	196,265
Mitsui & Co., Ltd.	4,600	74,888
Mizuho Financial Group, Inc.	85,000	123,153
MS&AD Insurance Group Holdings, Inc.	4,600	146,018
Murata Manufacturing Co., Ltd.	4,500	202,153
NEC Corp.	200	7,871
Nippon Steel Corp.	6,800	116,699
Nissan Motor Co., Ltd.	9,200	65,888
Nitto Denko Corp.	2,300	113,506

See accompanying notes to schedules of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Nomura Holdings, Inc.	22,900	$80,641
NTT Data Corp.	11,500	153,170
NTT DOCOMO, Inc.	4,600	107,272
Obayashi Corp.	23,000	226,499
Oisix ra daichi, Inc. (b)(c)	1,300	17,749
ORIX Corp.	9,200	137,308
Osaka Gas Co., Ltd.	4,600	80,139
Panasonic Corp.	13,800	114,970
Pepper Food Service Co., Ltd. (b)	200	3,249
Resona Holdings, Inc.	13,800	57,459
Rohm Co., Ltd.	2,300	154,557
Secom Co., Ltd.	2,300	197,978
Seven & i Holdings Co., Ltd.	2,300	77,876
Shin-Etsu Chemical Co., Ltd.	2,300	214,224
Softbank Corp. (b)	6,900	89,628
SoftBank Group Corp.	8,400	402,692
Sompo Holdings, Inc.	4,600	177,655
Sony Corp.	6,800	356,473
Sosei Group Corp. (c)	400	8,795
Strike Co., Ltd.	600	11,233
Sumitomo Chemical Co., Ltd.	23,000	106,738
Sumitomo Corp.	4,600	69,700
Sumitomo Electric Industries, Ltd.	6,900	90,589
Sumitomo Mitsui Financial Group, Inc.	4,600	162,499
Sumitomo Mitsui Trust Holdings, Inc.	2,300	83,384
Suruga Bank, Ltd. (b)(c)	1,900	7,072
T&D Holdings, Inc.	9,200	99,865
Takeda Pharmaceutical Co., Ltd.	2,300	81,612
TDK Corp.	2,300	178,040
Teijin, Ltd.	4,600	78,431
Terumo Corp.	9,000	268,146
Tokio Marine Holdings, Inc.	4,500	225,501
Tokyo Base Co., Ltd. (b)(c)	2,100	16,002
Tokyo Electron, Ltd.	2,300	322,777
Tokyu Corp.	11,300	200,430
Toppan Printing Co., Ltd.	11,500	174,517
Toshiba Corp.	2,300	71,622
Toyota Motor Corp.	9,100	564,886
Toyota Tsusho Corp.	6,900	209,101
UT Group Co., Ltd. (b)	200	4,854
UUUM, Inc. (c)	200	7,657
Uzabase, Inc. (c)	200	4,563
ValueCommerce Co., Ltd.	400	9,152
Vision, Inc. (c)	200	9,003
West Japan Railway Co.	2,300	186,066
W-Scope Corp. (b)	2,400	32,345
Yamada Denki Co., Ltd.	9,200	40,731
Yamaha Corp.	6,800	323,148
YA-MAN, Ltd. (b)	2,300	18,850
Yume No Machi Souzou Iinkai Co., Ltd.	400	5,855
ZIGExN Co., Ltd.	2,100	15,359
		13,578,745
Security Description	Shares	Value
LUXEMBOURG — 0.0% (a)
ArcelorMittal	2,632	$47,166
MALAYSIA — 0.1%
Bumi Armada Bhd (c)	181,300	9,432
CIMB Group Holdings Bhd	23,369	30,424
FGV Holdings Bhd (c)	50,500	13,687
Hibiscus Petroleum Bhd (c)	126,100	32,650
Malayan Banking Bhd	14,652	31,484
Public Bank Bhd	9,600	53,430
Tenaga Nasional Bhd	11,100	37,175
		208,282
MEXICO — 0.4%
America Movil SAB de CV Series L	178,808	130,022
Cemex SAB de CV Series CPO	91,619	38,581
Concentradora Fibra Hotelera Mexicana SA de CV REIT (d)	70,029	29,671
Concentradora Hipotecaria SAPI de CV REIT	28,221	25,516
Fomento Economico Mexicano SAB de CV	18,378	177,891
Grupo Financiero Banorte SAB de CV Series O	17,690	102,540
Grupo Mexico SAB de CV Class B	29,426	78,069
Grupo Televisa SAB Series CPO	15,632	26,404
Industrias Penoles SAB de CV	1,192	15,406
PLA Administradora Industrial S de RL de CV	11,393	17,808
		641,908
NETHERLANDS — 1.6%
Akzo Nobel NV	1,506	141,730
ASML Holding NV	1,684	352,365
Heineken NV	1,241	138,696
ING Groep NV	12,688	147,323
Koninklijke Ahold Delhaize NV	6,878	154,915
Koninklijke DSM NV	2,295	284,093
Koninklijke KPN NV	2,365	7,272
Koninklijke Philips NV	5,510	239,603
Pharming Group NV (b)(c)	11,836	9,891
Royal Dutch Shell PLC Class A	4,407	144,286
Royal Dutch Shell PLC Class B	22,933	753,312
Wolters Kluwer NV	6,887	502,104
		2,875,590
NORWAY — 0.3%
DNB ASA	8,661	161,212
Norsk Hydro ASA	23,949	85,672
Telenor ASA	7,091	150,618
Yara International ASA	1,478	71,733
		469,235
PERU — 0.0% (a)
Cia de Minas Buenaventura SAA ADR	523	8,718
PHILIPPINES — 0.0% (a)
PLDT, Inc. ADR	1,034	25,664

See accompanying notes to schedules of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
POLAND — 0.0% (a)
Polski Koncern Naftowy ORLEN SA	1,033	$24,925
Powszechna Kasa Oszczednosci Bank Polski SA	3,240	37,203
		62,128
RUSSIA — 0.2%
Gazprom PJSC ADR	746	5,461
LUKOIL PJSC ADR	110	9,242
MMC Norilsk Nickel PJSC ADR	379	8,535
Mobile TeleSystems PJSC ADR	4,347	40,471
Sberbank of Russia PJSC ADR	8,891	136,744
Surgutneftegas PJSC ADR	852	5,776
Tatneft PJSC ADR	2,108	155,570
		361,799
SINGAPORE — 0.3%
CapitaLand, Ltd.	69,000	180,029
Singapore Exchange, Ltd.	45,000	263,424
Singapore Press Holdings, Ltd. (b)	46,000	82,959
Singapore Telecommunications, Ltd.	23,000	59,500
		585,912
SOUTH AFRICA — 0.7%
AngloGold Ashanti, Ltd.	2,027	36,513
Discovery, Ltd.	30,268	320,061
FirstRand, Ltd.	25,499	123,957
Gold Fields, Ltd.	4,909	26,719
Harmony Gold Mining Co., Ltd. (c)	4,656	10,480
Impala Platinum Holdings, Ltd. (c)	3,151	15,586
MTN Group, Ltd. (b)	9,416	71,281
MultiChoice Group, Ltd. (c)	1,501	14,260
Naspers, Ltd. Class N	1,501	363,989
Nedbank Group, Ltd.	1,148	20,613
Old Mutual, Ltd. (b)	33,240	49,674
Sanlam, Ltd.	23,608	130,854
Sasol, Ltd. (b)	1,819	45,176
Standard Bank Group, Ltd. (b)	6,101	85,091
		1,314,254
SOUTH KOREA — 1.5%
Advanced Process Systems Corp.	1,097	24,844
Ahnlab, Inc.	183	10,143
Ananti, Inc. (c)	1,114	14,665
Anterogen Co., Ltd. (c)	119	4,560
BH Co., Ltd. (c)	1,779	28,657
Binex Co., Ltd. (c)	1,727	14,957
Celltrion, Inc. (c)	208	37,019
CMG Pharmaceutical Co., Ltd. (c)	5,796	16,214
CrystalGenomics, Inc. (c)	711	9,113
Dae Hwa Pharmaceutical Co., Ltd.	681	9,348
DIO Corp. (c)	3,715	130,949
Dongsung Pharmaceutical Co., Ltd. (c)	639	11,456
Duk San Neolux Co., Ltd. (c)	1,361	19,684
E-MART, Inc.	43	5,214
Feelux Co., Ltd. (c)	1,425	6,985
Security Description	Shares	Value
Gamevil, Inc. (c)	161	$5,536
Genexine Co., Ltd. (c)	150	7,366
Green Cross Cell Corp.	339	11,758
Green Cross LabCell Corp.	648	18,071
Hana Financial Group, Inc.	732	23,710
Hanall Biopharma Co., Ltd. (c)	424	9,144
Helixmith Co., Ltd. (c)	60	8,761
Huons Co., Ltd.	198	9,826
Hyundai Mobis Co., Ltd.	321	65,470
Hyundai Motor Co.	714	86,572
Hyundai Steel Co.	268	9,702
Inscobee, Inc. (c)	4,233	10,338
iNtRON Biotechnology, Inc. (c)	702	8,572
Jayjun Cosmetic Co., Ltd. (c)	5,539	30,318
Jenax, Inc. (c)	336	4,103
JW Holdings Corp.	8,880	46,913
JW Pharmaceutical Corp.	1,889	51,370
KB Financial Group, Inc.	1,735	68,895
Kia Motors Corp.	486	18,520
Korea Electric Power Corp. ADR (b)(c)	1,902	21,112
Korea Shipbuilding & Offshore Engineering Co., Ltd. (c)	56	5,747
KT&G Corp.	644	54,938
LG Chem, Ltd. Preference Shares	976	165,252
LG Electronics, Inc.	210	14,422
LG Household & Health Care, Ltd.	90	102,343
Lotte Chemical Corp.	20	4,374
Naturecell Co., Ltd. (c)	1,170	8,633
NAVER Corp.	915	90,339
NUTRIBIOTECH Co., Ltd.	1,617	14,354
Oscotec, Inc. (c)	542	9,904
PHARMA RESEARCH PRODUCTS Co., Ltd.	235	8,528
POSCO ADR	2,606	138,274
Prostemics Co., Ltd. (c)	6,905	26,582
Sam Chun Dang Pharm Co., Ltd.	789	25,864
Samsung C&T Corp.	267	22,130
Samsung Electronics Co., Ltd. GDR	773	786,141
Samsung Engineering Co., Ltd. (c)	581	8,630
Samsung Fire & Marine Insurance Co., Ltd.	159	36,905
Samsung Heavy Industries Co., Ltd. (c)	1,589	11,230
Samsung Securities Co., Ltd.	569	19,268
Sejong Telecom, Inc. (c)	46,586	20,294
Shinhan Financial Group Co., Ltd.	1,735	67,468
SillaJen, Inc. (c)	131	5,605
SK Holdings Co., Ltd.	156	31,345
SK Hynix, Inc.	2,678	161,193
SK Innovation Co., Ltd.	109	15,010
STCUBE (c)	499	6,461
Telcon RF Pharmaceutical, Inc. (c)	1,873	9,295
Theragen Etex Co., Ltd. (c)	1,582	11,577
WeMade Entertainment Co., Ltd.	363	10,375

See accompanying notes to schedules of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Whanin Pharmaceutical Co., Ltd.	1,231	$18,764
		2,771,110
SPAIN — 0.9%
Acciona SA (b)	3,041	326,916
Acerinox SA (b)	6,974	70,128
ACS Actividades de Construccion y Servicios SA	5,667	226,585
Amadeus IT Group SA	2,316	183,726
Banco Bilbao Vizcaya Argentaria SA	20,767	116,284
Banco Santander SA	47,691	221,614
Iberdrola SA	19,752	197,179
Industria de Diseno Textil SA	4,622	139,220
Repsol SA	3,727	58,508
Telefonica SA	16,737	137,633
		1,677,793
SWEDEN — 0.9%
Assa Abloy AB Class B	7,872	178,088
Atlas Copco AB Class B	7,326	210,348
Epiroc AB Class B	7,326	72,627
Sandvik AB	6,815	125,309
Securitas AB Class B	10,595	186,019
Skandinaviska Enskilda Banken AB Class A	16,029	148,435
Skanska AB Class B	6,952	125,655
SKF AB Class B	4,947	91,041
Svenska Handelsbanken AB Class A	6,503	64,398
Tele2 AB Class B	4,863	71,020
Telefonaktiebolaget LM Ericsson Class B	12,975	123,202
Telia Co. AB	11,175	49,671
Volvo AB Class A (b)	10,695	169,562
		1,615,375
SWITZERLAND — 2.8%
ABB, Ltd.	9,665	194,192
Adecco Group AG	1,865	112,206
Cie Financiere Richemont SA	2,622	222,776
Credit Suisse Group AG	8,165	98,022
EDAG Engineering Group AG	1,092	14,799
Ferguson PLC	1,916	136,556
Garrett Motion, Inc. (b)(c)	479	7,353
Geberit AG	748	349,834
Givaudan SA	92	260,053
Glencore PLC	12,695	44,165
Kuehne + Nagel International AG	895	133,011
LafargeHolcim, Ltd.	1,862	91,038
Meyer Burger Technology AG (b)(c)	26,228	14,069
Nestle SA	9,322	966,237
Novartis AG	6,234	570,331
Roche Holding AG	2,327	655,498
SGS SA	92	234,671
Swatch Group AG	276	79,120
Swiss Re AG	2,257	229,728
TE Connectivity, Ltd.	4,771	456,966
Security Description	Shares	Value
TRANSOCEAN, Ltd. (c)	1,698	$10,832
UBS Group AG	13,120	156,094
Zurich Insurance Group AG	459	160,014
		5,197,565
TAIWAN — 1.1%
AU Optronics Corp. ADR (b)	46,900	138,824
Career Technology MFG. Co., Ltd.	16,000	15,918
Century Iron & Steel Industrial Co., Ltd.	4,000	8,358
Charoen Pokphand Enterprise	5,000	11,140
Chilisin Electronics Corp.	2,000	5,847
Chunghwa Telecom Co., Ltd. ADR (b)	6,284	229,617
Concraft Holding Co., Ltd.	2,000	10,142
CTBC Financial Holding Co., Ltd.	61,000	41,931
Darfon Electronics Corp.	8,000	11,410
Egis Technology, Inc.	1,000	7,808
Formosa Chemicals & Fibre Corp.	13,000	43,111
Formosa Plastics Corp.	16,000	58,984
Genius Electronic Optical Co., Ltd.	1,000	13,104
Global Unichip Corp.	1,000	7,292
Globalwafers Co., Ltd.	1,000	10,126
Hon Hai Precision Industry Co., Ltd. GDR	39,629	194,776
Lotus Pharmaceutical Co., Ltd. (c)	3,000	10,770
MediaTek, Inc.	2,000	20,219
Nan Ya Plastics Corp.	18,000	45,551
Pan Jit International, Inc. (c)	19,000	15,477
PChome Online, Inc. (c)	2,000	7,276
PharmaEngine, Inc.	1,000	2,891
Pharmally International Holding Co., Ltd.	1,000	7,341
TaiDoc Technology Corp.	1,000	4,588
Taiwan Semiconductor Co., Ltd.	3,000	4,810
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,866	778,151
Taiwan Union Technology Corp.	2,000	8,017
TCI Co., Ltd.	400	5,499
United Microelectronics Corp. ADR	87,989	194,456
United Renewable Energy Co., Ltd. (c)	438,690	137,993
Visual Photonics Epitaxy Co., Ltd.	2,000	5,145
Wafer Works Corp.	5,000	5,691
Win Semiconductors Corp.	2,000	12,814
		2,075,077
THAILAND — 0.2%
Bangkok Bank PCL	25,300	164,171
CP ALL PCL NVDR	16,600	46,551
Kasikornbank PCL NVDR	4,300	26,360
PTT PCL	46,000	73,123
Siam Commercial Bank PCL NVDR	6,500	29,567
Taokaenoi Food & Marketing PCL	87,500	24,965
		364,737

See accompanying notes to schedules of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
TURKEY — 0.0% (a)
Akbank T.A.S. (c)	22,695	$26,681
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	22,014	4,301
Turkiye Garanti Bankasi A/S (c)	20,196	31,774
Turkiye Is Bankasi A/S Class C (c)	18,303	19,145
		81,901
UNITED KINGDOM — 5.6%
3i Group PLC	38,664	547,927
Amcor PLC	6,885	78,223
Anglo American PLC (b)	5,323	152,056
AO World PLC (b)(c)	10,493	9,722
AstraZeneca PLC	4,222	345,936
Avon Products, Inc. (c)	10,661	41,365
BAE Systems PLC	21,289	134,226
Barclays PLC	58,177	110,915
BP PLC	51,008	356,140
British American Tobacco PLC	3,948	138,127
British Land Co. PLC REIT	15,265	104,599
BT Group PLC	49,673	124,200
Burberry Group PLC	3,784	89,672
Cairn Energy PLC (c)	4,198	9,248
Capita PLC (c)	3,656	4,907
CNH Industrial NV	3,291	33,798
Cobham PLC (c)	108,634	147,314
Compass Group PLC	10,362	248,852
CYBG PLC	1,798	4,315
Diageo PLC	6,492	279,599
Experian PLC	8,870	269,126
Fiat Chrysler Automobiles NV	4,081	57,006
Frontier Developments PLC (b)(c)	1,457	18,525
Funding Circle Holdings PLC (c)(d)	2,589	5,924
G4S PLC	14,881	39,393
GlaxoSmithKline PLC	14,927	299,516
Gulf Keystone Petroleum, Ltd.	4,744	13,615
Hammerson PLC REIT	24,558	86,608
HSBC Holdings PLC	61,402	513,343
Hurricane Energy PLC (b)(c)	30,034	20,068
Imperial Brands PLC	2,394	56,269
InterContinental Hotels Group PLC	4,556	299,894
iomart Group PLC	6,548	27,001
J Sainsbury PLC	17,597	43,884
Land Securities Group PLC REIT	9,868	104,642
Learning Technologies Group PLC (b)	12,456	15,314
Liberty Global PLC Class A (c)	2,394	64,614
Liberty Global PLC Class C (c)	4,268	113,230
Linde PLC (f)	2,394	480,715
Linde PLC (f)	629	126,535
Lloyds Banking Group PLC	206,852	148,979
Marks & Spencer Group PLC	23,667	63,465
Metro Bank PLC (c)	1,274	8,521
National Grid PLC	4,582	48,740
Next PLC	1,721	121,037
nVent Electric PLC	275	6,817
On the Beach Group PLC (d)	3,013	18,284
Security Description	Shares	Value
Pearson PLC (b)	2,852	$29,742
Pentair PLC	275	10,230
Premier Oil PLC (b)(c)	11,685	11,436
Prudential PLC	11,590	253,120
Quilter PLC (d)	11,941	21,334
Reckitt Benckiser Group PLC	1,912	151,212
RELX PLC (f)	7,435	180,687
RELX PLC (f)	12,554	304,230
Rio Tinto PLC	5,130	318,645
Rio Tinto, Ltd. (b)	395	28,761
Rolls-Royce Holdings PLC	7,555	80,807
RSA Insurance Group PLC	16,858	123,753
Sage Group PLC	40,041	408,905
Severn Trent PLC	5,966	155,503
Smith & Nephew PLC	10,826	234,919
Smiths Group PLC	8,338	166,074
Soco International PLC	23,971	21,294
SSE PLC	4,826	68,914
Standard Chartered PLC	11,671	106,085
Standard Life Aberdeen PLC	35,119	131,674
TechnipFMC PLC	2,470	63,570
Tesco PLC	28,226	81,438
Thomas Cook Group PLC (b)(c)	2,361	395
Tullow Oil PLC	6,408	17,086
Unilever NV	4,792	292,284
Unilever PLC	3,655	227,678
United Utilities Group PLC	10,618	105,784
Vodafone Group PLC	79,004	130,029
Whitbread PLC	6,428	378,695
WPP PLC	8,222	103,616
		10,240,106
UNITED STATES — 54.2%
3M Co.	2,394	414,976
Abbott Laboratories	8,990	756,059
AbbVie, Inc.	2,348	170,747
Abeona Therapeutics, Inc. (b)(c)	962	4,598
Activision Blizzard, Inc.	314	14,821
Adobe, Inc. (c)	3,697	1,089,321
Aduro Biotech, Inc. (c)	2,195	3,380
Advanced Micro Devices, Inc. (b)(c)	2,404	73,009
AdvanSix, Inc. (c)	165	4,031
Aflac, Inc.	9,442	517,516
Agenus, Inc. (c)	8,867	26,601
Agilent Technologies, Inc.	4,771	356,251
AGNC Investment Corp. REIT	2,394	40,267
Akebia Therapeutics, Inc. (b)(c)	1,150	5,566
Akorn, Inc. (c)	2,299	11,840
Alexion Pharmaceuticals, Inc. (c)	1,812	237,336
Allegion PLC	780	86,229
Allergan PLC	532	89,073
Allstate Corp.	4,771	485,163
Alphabet, Inc. Class A (c)	1,203	1,302,608
Alphabet, Inc. Class C (c)	1,203	1,300,335
Altria Group, Inc.	4,771	225,907
Amazon.com, Inc. (c)	1,563	2,959,744

See accompanying notes to schedules of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
American Electric Power Co., Inc.	4,771	$419,896
American Express Co.	4,892	603,868
American Tower Corp. REIT	2,394	489,453
Amgen, Inc.	4,056	747,440
Amyris, Inc. (b)(c)	2,613	9,302
Anadarko Petroleum Corp.	2,394	168,921
Annaly Capital Management, Inc. REIT	4,771	43,559
Anthem, Inc.	1,947	549,463
Apache Corp.	1,148	33,258
Apple, Inc.	16,918	3,348,411
Applied Materials, Inc.	9,885	443,935
Arbor Realty Trust, Inc. REIT (b)	2,328	28,215
Archer-Daniels-Midland Co.	7,160	292,128
Arcus Biosciences, Inc. (b)(c)	1,777	14,127
Arlington Asset Investment Corp. Class A (b)	7,212	49,619
Armada Hoffler Properties, Inc. REIT	4,965	82,171
Arrowhead Pharmaceuticals, Inc. (b)(c)	1,419	37,603
Arvinas Holding Co. LLC (b)(c)	523	11,501
Assembly Biosciences, Inc. (c)	523	7,055
AT&T, Inc.	27,237	912,712
Automatic Data Processing, Inc.	2,394	395,800
Avanos Medical, Inc. (c)	298	12,996
Avrobio, Inc. (c)	418	6,797
AxoGen, Inc. (b)(c)	418	8,276
Axonics Modulation Technologies, Inc. (c)	314	12,865
Baker Hughes a GE Co.	2,028	49,950
Bank of America Corp.	40,887	1,185,723
Bank of New York Mellon Corp.	7,232	319,293
Barnes & Noble, Inc.	2,195	14,685
Baxter International, Inc.	4,612	377,723
Becton Dickinson and Co.	2,394	603,312
Berkshire Hathaway, Inc. Class B (c)	2,741	584,299
Biogen, Inc. (c)	1,446	338,176
Bizlink Holding, Inc.	1,000	6,922
Boeing Co.	2,290	833,583
Booking Holdings, Inc. (c)	181	339,322
Brighthouse Financial, Inc. (c)	708	25,977
Bristol-Myers Squibb Co.	7,233	328,017
Broadcom, Inc.	1,765	508,073
C.H. Robinson Worldwide, Inc.	2,394	201,934
California Resources Corp. (b)(c)	471	9,269
Capital One Financial Corp.	2,394	217,232
Cara Therapeutics, Inc. (b)(c)	1,345	28,917
Care.com, Inc. (c)	941	10,332
CareDx, Inc. (c)	314	11,301
Carnival Corp.	2,394	111,441
Castlight Health, Inc. Class B (c)	2,822	9,115
Caterpillar, Inc.	2,394	326,278
Cato Corp. Class A	710	8,747
CBS Corp. Class B	4,255	212,324
CDK Global, Inc.	783	38,712
Security Description	Shares	Value
Celgene Corp. (c)	4,003	$370,037
CenturyLink, Inc.	1,936	22,767
ChannelAdvisor Corp. (c)	1,359	11,905
Charles Schwab Corp.	12,185	489,715
Charter Communications, Inc. Class A (c)	996	393,599
Chemours Co.	807	19,368
Chesapeake Energy Corp. (b)(c)	3,263	6,363
Chevron Corp.	6,074	755,849
Chubb, Ltd.	3,600	530,244
Church & Dwight Co., Inc.	7,314	534,361
Cigna Corp.	701	110,443
Cisco Systems, Inc.	23,934	1,309,908
Citigroup, Inc.	12,187	853,456
Citrix Systems, Inc.	2,394	234,947
Clorox Co.	2,394	366,545
Clovis Oncology, Inc. (b)(c)	314	4,669
Coca-Cola Co.	9,462	481,805
Cognizant Technology Solutions Corp. Class A	4,783	303,194
Colgate-Palmolive Co.	4,771	341,938
Collegium Pharmaceutical, Inc. (c)	836	10,993
Comcast Corp. Class A	12,204	515,985
Community Healthcare Trust, Inc. REIT	3,079	121,343
Conagra Brands, Inc.	4,771	126,527
ConocoPhillips	4,771	291,031
Corning, Inc.	9,566	317,878
Corteva, Inc. (c)	3,798	112,307
Costco Wholesale Corp.	2,394	632,638
Coty, Inc. Class A	700	9,380
Covia Holdings Corp. (b)(c)	1,359	2,664
CSX Corp.	6,202	479,849
Cummins, Inc.	2,394	410,188
CVS Health Corp.	7,601	414,178
Cymabay Therapeutics, Inc. (c)	1,240	8,878
CytomX Therapeutics, Inc. (c)	1,254	14,070
Danaher Corp.	4,893	699,308
Deere & Co.	2,394	396,710
Dell Technologies, Inc. Class C (c)	598	30,378
Denbury Resources, Inc. (b)(c)	3,449	4,277
Dermira, Inc. (c)	1,776	16,979
Devon Energy Corp.	1,148	32,741
Dicerna Pharmaceuticals, Inc. (c)	627	9,875
Diebold Nixdorf, Inc. (b)(c)	732	6,705
Discover Financial Services	4,771	370,182
Dollar Tree, Inc. (c)	3,220	345,796
Dow, Inc.	3,845	189,597
Duke Energy Corp.	2,599	229,336
Duluth Holdings, Inc. Class B (b)(c)	836	11,361
DuPont de Nemours, Inc.	3,798	285,116
DXC Technology Co.	885	48,808
Dynavax Technologies Corp. (b)(c)	2,195	8,758
Easterly Government Properties, Inc. REIT	13,455	243,670
Eaton Corp. PLC	4,771	397,329

See accompanying notes to schedules of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
eBay, Inc.	7,160	$282,820
Ecolab, Inc.	2,394	472,671
Edison International	4,114	277,325
Editas Medicine, Inc. (b)(c)	314	7,768
Elanco Animal Health, Inc. (c)	999	33,766
Eli Lilly & Co.	4,665	516,835
Emerson Electric Co.	4,771	318,321
Entercom Communications Corp. Class A (b)	2,791	16,188
EOG Resources, Inc.	4,888	455,366
Equity Residential REIT	2,394	181,752
Estee Lauder Cos., Inc. Class A	2,394	438,365
Exelon Corp.	4,771	228,722
Exxon Mobil Corp.	13,037	999,025
Facebook, Inc. Class A (c)	6,670	1,287,310
Fastenal Co.	4,787	156,008
Fate Therapeutics, Inc. (c)	523	10,617
FedEx Corp.	2,394	393,071
FirstEnergy Corp.	4,771	204,246
Flexion Therapeutics, Inc. (b)(c)	1,568	19,286
Ford Motor Co.	19,095	195,342
Fortive Corp.	2,332	190,105
Forum Energy Technologies, Inc. (c)	2,404	8,222
Fox Corp. Class A	3,377	123,733
Franklin Financial Network, Inc.	523	14,571
Franklin Resources, Inc.	7,160	249,168
Freeport-McMoRan, Inc.	1,579	18,332
Frontier Communications Corp. (b)(c)	3,658	6,401
GCI Liberty, Inc. Class A (c)	600	36,876
General Dynamics Corp.	2,394	435,277
General Electric Co.	22,056	231,588
General Mills, Inc.	2,394	125,733
General Motors Co.	4,771	183,827
Geron Corp. (b)(c)	5,961	8,405
Gilead Sciences, Inc.	6,266	423,331
Gladstone Commercial Corp. REIT	8,652	183,595
Gogo, Inc. (b)(c)	4,255	16,935
Goldman Sachs Group, Inc.	2,394	489,812
Halliburton Co.	4,771	108,493
Hamilton Beach Brands Holding Co. Class A	732	13,945
HCP, Inc. REIT	7,160	228,977
Hershey Co.	2,394	320,868
Hess Corp.	2,394	152,187
Hewlett Packard Enterprise Co.	9,566	143,012
Home Depot, Inc.	4,988	1,037,354
Honeywell International, Inc.	4,896	854,793
Hooker Furniture Corp.	627	12,929
HP, Inc.	9,566	198,877
Illinois Tool Works, Inc.	3,577	539,447
ImmunoGen, Inc. (c)	4,585	9,949
Ingersoll-Rand PLC	4,370	553,548
Innovative Industrial Properties, Inc. REIT (b)	209	25,824
Inovio Pharmaceuticals, Inc. (b)(c)	4,494	13,212
Security Description	Shares	Value
Inspire Medical Systems, Inc. (c)	209	$12,676
Insys Therapeutics, Inc. (b)(c)	231	69
Intel Corp.	18,008	862,043
Intellia Therapeutics, Inc. (b)(c)	627	10,264
International Business Machines Corp.	3,804	524,572
Intra-Cellular Therapies, Inc. (c)	941	12,214
Intuit, Inc.	2,394	625,624
Invitae Corp. (c)	314	7,379
J.M. Smucker Co.	2,394	275,765
Johnson & Johnson	7,229	1,006,855
Johnson Controls International PLC	6,327	261,368
JPMorgan Chase & Co.	12,649	1,414,158
Juniper Networks, Inc.	4,771	127,052
KalVista Pharmaceuticals, Inc. (c)	418	9,259
Karyopharm Therapeutics, Inc. (b)(c)	2,404	14,400
Kellogg Co.	2,394	128,247
Keysight Technologies, Inc. (c)	2,392	214,825
Kimberly-Clark Corp.	2,394	319,072
Kinder Morgan, Inc.	3,522	73,539
Kohl's Corp.	2,394	113,835
Kraft Heinz Co.	390	12,106
L Brands, Inc.	905	23,620
Lamb Weston Holdings, Inc.	1,585	100,426
Las Vegas Sands Corp.	2,394	141,461
Leidos Holdings, Inc.	599	47,830
Liberty Expedia Holdings, Inc. Class A (c)	408	19,498
Lockheed Martin Corp.	1,903	691,817
LogMeIn, Inc.	411	30,282
Lowe's Cos., Inc.	6,224	628,064
Lumber Liquidators Holdings, Inc. (b)(c)	836	9,656
LyondellBasell Industries NV Class A	2,394	206,195
MacroGenics, Inc. (c)	627	10,640
Macy's, Inc.	4,240	90,990
Marathon Oil Corp.	7,160	101,744
Marathon Petroleum Corp.	4,787	267,498
Marsh & McLennan Cos., Inc.	4,771	475,907
Mastercard, Inc. Class A	1,277	337,805
MasterCraft Boat Holdings, Inc. (c)	627	12,283
Mattel, Inc. (b)(c)	479	5,370
McCormick & Co., Inc.	3,555	551,061
McDermott International, Inc. (b)(c)	1,254	12,114
McDonald's Corp.	2,394	497,138
McKesson Corp.	1,812	243,515
Medifast, Inc. (b)	180	23,094
Medtronic PLC	8,591	836,677
Merchants Bancorp	627	10,678
Merck & Co., Inc.	9,525	798,671
Meta Financial Group, Inc.	418	11,725
MetLife, Inc.	7,075	351,415
MGP Ingredients, Inc. (b)	180	11,936
Micron Technology, Inc. (c)	530	20,453

See accompanying notes to schedules of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Microsoft Corp.	26,657	$3,570,972
Minerva Neurosciences, Inc. (c)	1,986	11,181
Mondelez International, Inc. Class A	2,394	129,037
Montage Resources Corp. (c)	627	3,825
Morgan Stanley	7,160	313,680
Mosaic Co.	2,394	59,922
Nabors Industries, Ltd.	3,972	11,519
National Oilwell Varco, Inc.	1,148	25,520
Nektar Therapeutics (b)(c)	188	6,689
NetApp, Inc.	2,394	147,710
Netflix, Inc. (c)	1,021	375,034
New Senior Investment Group, Inc. REIT	4,703	31,604
Newmont Goldcorp Corp. (f)	2,394	92,097
Newmont Goldcorp Corp. (f)	1,110	42,659
News Corp. Class A	1,455	19,628
NexPoint Residential Trust, Inc. REIT	9,499	393,259
NextEra Energy, Inc.	2,394	490,435
NIKE, Inc. Class B	7,952	667,570
Noble Energy, Inc.	2,996	67,110
Norfolk Southern Corp.	2,394	477,196
Northern Oil and Gas, Inc. (b)(c)	3,240	6,253
Northrop Grumman Corp.	1,607	519,238
Novavax, Inc. (b)(c)	355	2,080
NOW, Inc. (c)	596	8,797
NVIDIA Corp.	1,536	252,257
Occidental Petroleum Corp.	4,771	239,886
Ocwen Financial Corp. (c)	9,302	19,255
Optinose, Inc. (b)(c)	1,568	11,101
Oracle Corp.	15,947	908,501
O'Reilly Automotive, Inc. (c)	973	359,348
Overstock.com, Inc. (b)(c)	941	12,798
Parker-Hannifin Corp.	2,394	407,004
PayPal Holdings, Inc. (c)	6,704	767,340
Penn Virginia Corp. (b)(c)	180	5,522
Pennsylvania Real Estate Investment Trust (b)	1,777	11,550
PepsiCo, Inc.	4,893	641,619
Perspecta, Inc.	439	10,277
PetMed Express, Inc. (b)	523	8,195
Pfizer, Inc.	24,062	1,042,366
Philip Morris International, Inc.	4,771	374,667
Phillips 66	1,169	109,348
Pioneer Natural Resources Co.	1,621	249,407
PNC Financial Services Group, Inc.	2,394	328,648
Portola Pharmaceuticals, Inc. (b)(c)	209	5,670
PPL Corp.	7,160	222,032
Primo Water Corp. (b)(c)	1,777	21,857
Principia Biopharma, Inc. (c)	314	10,422
Procter & Gamble Co.	5,164	566,233
Progenics Pharmaceuticals, Inc. (c)	3,843	23,711
Prologis, Inc. REIT	7,227	578,883
Prudential Financial, Inc.	3,571	360,671
PTC Therapeutics, Inc. (c)	575	25,875
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	4,771	$280,630
Public Storage REIT	2,005	477,531
QUALCOMM, Inc.	5,764	438,467
QuinStreet, Inc. (c)	627	9,938
Qurate Retail, Inc. (c)	4,771	59,113
Radius Health, Inc. (b)(c)	523	12,740
Raytheon Co.	2,394	416,269
REGENXBIO, Inc. (b)(c)	180	9,247
Republic First Bancorp, Inc. (c)	8,048	39,516
Resideo Technologies, Inc. (c)	797	17,470
Retail Opportunity Investments Corp. REIT	19,644	336,502
Revance Therapeutics, Inc. (c)	1,359	17,626
Rigel Pharmaceuticals, Inc. (c)	8,153	21,279
Ring Energy, Inc. (c)	3,136	10,192
Rockwell Medical, Inc. (c)	2,718	8,181
Roku, Inc. (b)(c)	314	28,442
Ross Stores, Inc.	4,320	428,198
salesforce.com, Inc. (c)	5,054	766,843
Sangamo Therapeutics, Inc. (b)(c)	732	7,884
Sarepta Therapeutics, Inc. (b)(c)	180	27,351
Schlumberger, Ltd.	7,186	285,572
Seagate Technology PLC	2,394	112,805
Senseonics Holdings, Inc. (b)(c)	7,839	15,992
Seres Therapeutics, Inc. (b)(c)	2,486	8,005
Simon Property Group, Inc. REIT	2,394	382,465
Skyline Champion Corp. (c)	523	14,320
Sorrento Therapeutics, Inc. (b)(c)	3,031	8,093
Southern Co.	2,394	132,340
Spirit MTA REIT	3,545	29,565
Starbucks Corp.	9,331	782,218
State Street Corp. (g)	2,394	134,208
Stemline Therapeutics, Inc. (b)(c)	2,195	33,627
Sterling Bancorp, Inc.	2,195	21,884
Superior Energy Services, Inc. (c)	6,271	8,152
Synchrony Financial	2,668	92,500
Sysco Corp.	4,771	337,405
Tabula Rasa HealthCare, Inc. (b)(c)	356	17,775
Tandem Diabetes Care, Inc. (c)	209	13,485
Tapestry, Inc.	2,394	75,962
Target Corp.	2,394	207,344
TechTarget, Inc. (c)	3,195	67,894
Tesla, Inc. (b)(c)	356	79,552
TETRA Technologies, Inc. (c)	6,689	10,903
Texas Instruments, Inc.	7,161	821,796
Thermo Fisher Scientific, Inc.	3,152	925,679
TJX Cos., Inc.	9,442	499,293
TransEnterix, Inc. (b)(c)	3,554	4,833
Travelers Cos., Inc.	2,394	357,951
Twist Bioscience Corp. (c)	627	18,189
Twitter, Inc. (c)	1,515	52,873
Tyson Foods, Inc. Class A	5,658	456,827
UMH Properties, Inc. REIT (b)	13,647	169,359
Union Pacific Corp.	3,602	609,134
Unisys Corp. (b)(c)	1,240	12,053

See accompanying notes to schedules of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
United Financial Bancorp, Inc.	20,006	$283,685
United Parcel Service, Inc. Class B	2,394	247,228
United Technologies Corp.	2,394	311,699
UnitedHealth Group, Inc.	4,355	1,062,664
Universal Corp.	180	10,939
US Bancorp	7,237	379,219
Valero Energy Corp.	4,771	408,445
Vanda Pharmaceuticals, Inc. (c)	770	10,849
Vector Group, Ltd. (b)	16,536	161,226
Verizon Communications, Inc.	8,172	466,866
Viacom, Inc. Class B	1,504	44,924
Viking Therapeutics, Inc. (b)(c)	836	6,939
Visa, Inc. Class A	8,145	1,413,565
Vista Outdoor, Inc. (c)	1,150	10,212
Wabtec Corp. (b)	61	4,377
Walmart, Inc.	4,890	540,296
Walgreens Boots Alliance, Inc.	4,771	260,831
Walt Disney Co.	8,892	1,241,679
Waste Management, Inc.	4,731	545,815
Wells Fargo & Co.	18,717	885,688
Western Digital Corp.	2,965	140,986
Whitestone REIT (b)	1,419	18,007
Williams Cos., Inc.	4,323	121,217
Yum! Brands, Inc.	2,394	264,944
ZIOPHARM Oncology, Inc. (b)(c)	6,561	38,251
Zoetis, Inc.	275	31,210
		99,763,060
TOTAL COMMON STOCKS (Cost $157,948,941)		182,912,016

RIGHTS — 0.0% (a)
SOUTH KOREA — 0.0% (a)
CMG Pharmaceutical Co., LTD (expiring 07/23/19) (c) (e)	1,556	479
Helixmith Co., Ltd. (expiring 08/06/19) (c) (e)	4	113
		592
SPAIN — 0.0% (a)
ACS Actividades de Construccion y Servicios SA (expiring 07/11/19) (c)	5,667	8,906
Repsol SA (expiring 07/09/19) (c)	3,727	2,070
		10,976
TOTAL RIGHTS (Cost $11,415)		11,568
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (h) (i)	341,998	$341,998
State Street Navigator Securities Lending Portfolio III (g) (j)	3,103,620	3,103,620
TOTAL SHORT-TERM INVESTMENTS (Cost $3,445,618)		3,445,618
TOTAL INVESTMENTS — 101.3% (Cost $161,405,974)		186,369,202
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(2,441,068)
NET ASSETS — 100.0%		$183,928,134
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $34,553, representing less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2019.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to schedules of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$182,779,967	$132,049	$—	$182,912,016
Rights	10,976	592	—	11,568
Short-Term Investments	3,445,618	—	—	3,445,618
TOTAL INVESTMENTS	$186,236,561	$132,641	$—	$186,369,202
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	1,348	$112,935	$66,356	$—	$—	$(45,083)	2,394	$134,208	$3,278
State Street Institutional U.S. Government Money Market Fund, Class G Shares	293,349	293,349	6,893,599	6,844,950	—	—	341,998	341,998	4,916
State Street Navigator Securities Lending Government Money Market Portfolio	1,503,297	1,503,297	9,608,417	11,111,714	—	—	—	—	33,518
State Street Navigator Securities Lending Portfolio III	—	—	8,002,419	4,898,799	—	—	3,103,620	3,103,620	20,188
Total		$1,909,581	$24,570,791	$22,855,463	$—	$(45,083)		$3,579,826	$61,900
See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
ARGENTINA — 0.1%
Banco Macro SA ADR	100	$7,285
MercadoLibre, Inc. (a)	58	35,483
		42,768
AUSTRALIA — 2.1%
AMP, Ltd.	12,101	18,003
APA Group	980	7,427
Aristocrat Leisure, Ltd.	1,243	26,796
ASX, Ltd.	345	19,942
Australia & New Zealand Banking Group, Ltd.	5,405	106,999
Bank of Queensland, Ltd.	3,590	24,009
Bendigo & Adelaide Bank, Ltd.	1,953	15,871
Brambles, Ltd.	3,696	33,406
Challenger, Ltd.	1,304	6,076
Cochlear, Ltd.	82	11,902
Commonwealth Bank of Australia	3,181	184,787
Computershare, Ltd.	1,390	15,812
Crown Resorts, Ltd.	1,622	14,171
CSL, Ltd.	740	111,648
Dexus REIT	1,686	15,357
Flight Centre Travel Group, Ltd.	184	5,365
Fortescue Metals Group, Ltd. (b)	5,830	36,903
Goodman Group REIT	3,778	39,848
GPT Group REIT	1,862	8,036
Insurance Australia Group, Ltd.	4,824	27,962
LendLease Group	1,101	10,044
Macquarie Group, Ltd.	724	63,707
Medibank Pvt, Ltd.	5,452	13,353
Mirvac Group REIT	10,263	22,542
National Australia Bank, Ltd.	5,524	103,579
Newcrest Mining, Ltd.	1,195	26,793
QBE Insurance Group, Ltd.	3,162	26,250
Ramsay Health Care, Ltd.	208	10,544
REA Group, Ltd. (b)	111	7,481
Scentre Group REIT	11,891	32,043
SEEK, Ltd.	990	14,701
Sonic Healthcare, Ltd.	1,272	24,190
Stockland REIT	9,871	28,886
Suncorp Group, Ltd.	3,764	35,580
Sydney Airport	6,082	34,315
Tabcorp Holdings, Ltd.	7,721	24,111
Telstra Corp., Ltd.	7,696	20,793
Transurban Group Stapled Security	6,841	70,762
Treasury Wine Estates, Ltd.	1,677	17,558
Wesfarmers, Ltd.	485	12,307
Westpac Banking Corp.	5,868	116,783
Woolworths Group, Ltd. (b)	2,865	66,809
WorleyParsons, Ltd. (b)	3,579	36,945
		1,550,396
AUSTRIA — 0.1%
Erste Group Bank AG	405	15,054
Raiffeisen Bank International AG	479	11,254
Security Description	Shares	Value
Verbund AG	206	$10,791
		37,099
BELGIUM — 0.2%
Anheuser-Busch InBev SA	1,131	100,257
Umicore SA (b)	522	16,763
		117,020
BERMUDA — 0.1%
Arch Capital Group, Ltd. (a)	514	19,059
Marvell Technology Group, Ltd.	1,610	38,431
		57,490
BRAZIL — 0.9%
Ambev SA	10,183	47,532
B2W Cia Digital (a)	900	7,683
B3 SA - Brasil Bolsa Balcao	4,764	46,563
Banco Bradesco SA Preference Shares	7,504	73,892
Banco Bradesco SA	1,704	14,872
Banco BTG Pactual SA	500	6,638
Banco do Brasil SA	2,347	33,031
Banco Santander Brasil SA	997	11,826
BB Seguridade Participacoes SA	1,179	9,961
BR Malls Participacoes SA	1,844	6,895
CCR SA	5,192	18,505
Cielo SA	725	1,271
Embraer SA	1,224	6,199
Itau Unibanco Holding SA Preference Shares	9,152	86,585
Itausa - Investimentos Itau SA Preference Shares	8,006	26,926
Kroton Educacional SA	2,690	7,699
Localiza Rent a Car SA	1,519	16,242
Lojas Americanas SA Preference Shares	1,420	6,102
Lojas Renner SA	1,297	15,958
Magazine Luiza SA	200	11,017
Natura Cosmeticos SA	400	5,896
Raia Drogasil SA	500	9,928
Suzano SA	1,998	17,125
Telefonica Brasil SA Preference Shares	1,345	17,515
TIM Participacoes SA	2,700	8,193
Ultrapar Participacoes SA	7,162	37,560
Vale SA	8,810	119,117
		670,731
CANADA — 3.4%
Agnico Eagle Mines, Ltd.	787	40,436
Alimentation Couche-Tard, Inc. Class B	861	54,299
Aurora Cannabis, Inc. (a)(b)	1,269	9,964
Bank of Montreal	1,175	88,947
Bank of Nova Scotia	2,434	131,018
Barrick Gold Corp.	3,358	53,116
Bausch Health Cos., Inc. (a)	333	8,420
BCE, Inc.	1,020	46,506

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
BlackBerry, Ltd. (a)	1,618	$12,085
Bombardier, Inc. Class B (a)(b)	5,784	9,738
Brookfield Asset Management, Inc. Class A	1,424	68,271
Cameco Corp.	1,177	12,646
Canadian Imperial Bank of Commerce (b)	814	64,148
Canadian National Railway Co.	1,228	113,896
Canadian Pacific Railway, Ltd.	202	47,678
Canadian Tire Corp., Ltd. Class A	127	13,867
Canopy Growth Corp. (a)(b)	333	13,473
CCL Industries, Inc. Class B	713	35,040
CGI, Inc. (a)	288	22,189
Constellation Software, Inc.	30	28,336
Cronos Group, Inc. (a)(b)	300	4,823
Dollarama, Inc.	573	20,201
Enbridge, Inc. (b)(c)	861	31,165
Enbridge, Inc. (c)	2,109	76,093
Fairfax Financial Holdings, Ltd.	58	28,529
First Quantum Minerals, Ltd.	5,142	48,951
Franco-Nevada Corp.	725	61,667
George Weston, Ltd.	443	33,687
Great-West Lifeco, Inc.	953	21,988
Hydro One, Ltd. (d)	4,656	81,380
Intact Financial Corp.	182	16,855
Kirkland Lake Gold, Ltd.	500	21,588
Loblaw Cos., Ltd.	335	17,189
Lundin Mining Corp.	8,624	47,583
Manulife Financial Corp.	2,271	41,362
Metro, Inc.	573	21,547
National Bank of Canada	377	17,948
Nutrien, Ltd. (b)	799	42,831
Pembina Pipeline Corp.	3,325	124,043
Power Corp. of Canada	453	9,779
Power Financial Corp. (b)	1,223	28,190
PrairieSky Royalty, Ltd. (b)	6,547	92,187
Restaurant Brands International, Inc.	561	39,097
RioCan Real Estate Investment Trust	756	15,036
Rogers Communications, Inc. Class B (b)	699	37,497
Royal Bank of Canada	2,631	209,534
Shaw Communications, Inc. Class B	567	11,594
Shopify, Inc. Class A (a)(b)	190	57,226
SNC-Lavalin Group, Inc.	750	15,198
Stars Group, Inc. (a)	423	7,235
Sun Life Financial, Inc.	600	24,900
TELUS Corp.	618	22,894
Thomson Reuters Corp.	488	31,549
Toronto-Dominion Bank	3,067	179,596
Wheaton Precious Metals Corp.	2,881	69,823
WSP Global, Inc.	333	18,371
		2,503,209
CHILE — 0.2%
Aguas Andinas SA Class A	47,851	28,191
Security Description	Shares	Value
Antofagasta PLC	7,195	$85,124
Cencosud SA	373	731
SACI Falabella	2,406	15,680
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	519	16,091
		145,817
CHINA — 3.6%
51job, Inc. ADR (a)	90	6,795
AAC Technologies Holdings, Inc. (b)	2,500	14,192
Agricultural Bank of China, Ltd. Class A	18,762	9,827
Agricultural Bank of China, Ltd. Class H	79,000	33,066
Alcon, Inc. (a)	669	41,361
Alibaba Group Holding, Ltd. ADR (a)	2,119	359,065
Alibaba Health Information Technology, Ltd. (a)	6,000	5,745
ANTA Sports Products, Ltd.	1,000	6,867
Baidu, Inc. ADR (a)	425	49,878
Bank of Beijing Co., Ltd. Class A	9,796	8,423
Bank of China, Ltd. Class H	167,000	70,541
Bank of Communications Co., Ltd. Class A	14,128	12,580
Bank of Communications Co., Ltd. Class H	21,000	15,940
BYD Co., Ltd. Class H (b)	3,000	18,106
CGN Power Co., Ltd. Class H (d)	136,200	37,482
China Cinda Asset Management Co., Ltd. Class H	53,000	12,211
China CITIC Bank Corp., Ltd. Class H	32,000	18,227
China Common Rich Renewable Energy Investment, Ltd. (a)	24,000	—
China Conch Venture Holdings, Ltd.	4,000	14,131
China Construction Bank Corp. Class H	170,000	146,445
China Everbright Bank Co., Ltd. Class A	23,509	13,032
China Evergrande Group (b)	8,700	24,388
China Life Insurance Co., Ltd. Class H	16,000	39,404
China Mengniu Dairy Co., Ltd.	9,000	34,848
China Merchants Bank Co., Ltd. Class A	1,400	7,329
China Merchants Bank Co., Ltd. Class H	5,000	24,928
China Minsheng Banking Corp., Ltd. Class A	3,645	3,368
China Minsheng Banking Corp., Ltd. Class H	20,000	13,850
China Molybdenum Co., Ltd. Class H (b)	24,000	7,588
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	3,700	6,912

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
China Oilfield Services, Ltd. Class H	20,000	$19,789
China Overseas Land & Investment, Ltd.	4,000	14,746
China Pacific Insurance Group Co., Ltd. Class H	4,400	17,206
China Resources Beer Holdings Co., Ltd.	2,000	9,498
China Resources Gas Group, Ltd.	16,000	79,360
China Telecom Corp., Ltd. Class H	46,000	23,140
China Tower Corp., Ltd. Class H (d)	84,000	22,042
China Unicom Hong Kong, Ltd.	16,000	17,551
China Vanke Co., Ltd. Class H	3,096	11,611
China Yangtze Power Co., Ltd. Class A	9,696	25,252
Chongqing Rural Commercial Bank Co., Ltd. Class H	25,000	13,600
CITIC Securities Co., Ltd. Class H (a)	4,000	8,335
Country Garden Holdings Co., Ltd.	17,000	25,851
CSPC Pharmaceutical Group, Ltd.	4,000	6,451
Ctrip.com International, Ltd. ADR (a)	778	28,716
Dongfeng Motor Group Co., Ltd. Class H	18,000	14,746
ENN Energy Holdings, Ltd.	2,200	21,402
Foshan Haitian Flavouring & Food Co., Ltd. Class A	500	7,639
Fosun International, Ltd.	12,000	15,944
Ganfeng Lithium Co., Ltd. Class A	1,700	5,795
Geely Automobile Holdings, Ltd.	10,000	17,101
Guangzhou Automobile Group Co., Ltd. Class H	3,200	3,416
Huaneng Renewables Corp., Ltd. Class H (a)	82,000	22,566
Huazhu Group, Ltd. ADR (b)	241	8,736
Industrial & Commercial Bank of China, Ltd. Class H	133,000	97,037
Industrial Bank Co., Ltd. Class A	5,532	14,721
JD.com, Inc. ADR (a)(b)	878	26,595
Jiangsu Expressway Co., Ltd. Class H	10,000	14,234
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	517	9,144
Jinduicheng Molybdenum Co., Ltd. Class A	17,700	17,254
Kweichow Moutai Co., Ltd. Class A	102	14,603
Lenovo Group, Ltd.	10,000	7,744
Luzhou Laojiao Co., Ltd. Class A	500	5,880
Meituan Dianping Class B (a)	1,400	12,275
Muyuan Foodstuff Co., Ltd. Class A	600	5,132
NetEase, Inc. ADR	127	32,483
New Oriental Education & Technology Group, Inc. ADR (a)	278	26,849
Offshore Oil Engineering Co., Ltd. Class A	34,100	27,784
People's Insurance Co. Group of China, Ltd. Class H	45,000	17,568
Security Description	Shares	Value
PICC Property & Casualty Co., Ltd. Class H	26,000	$28,055
Pinduoduo, Inc. ADR (a)(b)	300	6,189
Ping An Insurance Group Co. of China, Ltd. Class H	8,000	96,051
Postal Savings Bank of China Co., Ltd. Class H (d)	25,000	14,848
Sany Heavy Industry Co., Ltd. Class A	2,900	5,519
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	4,500	13,622
Shanghai International Airport Co., Ltd. Class A	600	7,314
Shanghai International Port Group Co., Ltd. Class A	6,700	6,648
Shanghai Pudong Development Bank Co., Ltd. Class A	5,634	9,574
Shenzhou International Group Holdings, Ltd.	2,600	35,743
Sunac China Holdings, Ltd.	1,000	4,915
Sunny Optical Technology Group Co., Ltd.	1,700	17,560
TAL Education Group ADR (a)	669	25,489
Tencent Holdings, Ltd.	9,284	419,013
Towngas China Co., Ltd. (a)	22,351	16,107
Vipshop Holdings, Ltd. ADR (a)	658	5,679
Want Want China Holdings, Ltd.	13,000	10,566
Wens Foodstuffs Group Co., Ltd. Class A	1,000	5,218
Wuliangye Yibin Co., Ltd. Class A	1,034	17,745
Yangzijiang Shipbuilding Holdings, Ltd.	10,100	11,422
Yum China Holdings, Inc.	662	30,584
Zhejiang Expressway Co., Ltd. Class H	18,000	18,962
Zhejiang Longsheng Group Co., Ltd. Class A	2,000	4,589
ZTE Corp. Class H (a)	3,200	9,236
		2,646,973
COLOMBIA — 0.2%
Bancolombia SA	1,043	12,567
Bancolombia SA Preference Shares	618	7,862
Ecopetrol SA	43,764	39,847
Grupo Aval Acciones y Valores SA Preference Shares	50,732	20,328
Grupo de Inversiones Suramericana SA Preference Shares	2,172	21,429
Grupo de Inversiones Suramericana SA	1,547	16,449
Interconexion Electrica SA ESP	8,328	46,379
		164,861
DENMARK — 0.5%
Carlsberg A/S Class B	89	11,817
Chr. Hansen Holding A/S	315	29,626
Coloplast A/S Class B	161	18,222
Danske Bank A/S	1,589	25,154

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Genmab A/S (a)	95	$17,495
ISS A/S	393	11,879
Novo Nordisk A/S Class B	2,990	152,602
Novozymes A/S Class B	968	45,210
Orsted A/S (d)	175	15,156
Pandora A/S	182	6,484
Vestas Wind Systems A/S	395	34,172
		367,817
FINLAND — 0.4%
Elisa Oyj	223	10,897
Kone Oyj Class B	901	53,252
Neste Oyj	1,626	55,254
Nokia Oyj (c)	1,168	5,807
Nokia Oyj (c)	6,883	34,344
Nokian Renkaat Oyj	231	7,224
Nordea Bank Abp	4,325	31,428
Orion Oyj Class B	193	7,084
Sampo Oyj Class A	1,345	63,565
Wartsila OYJ Abp	1,029	14,947
		283,802
FRANCE — 3.4%
Aeroports de Paris	120	21,209
Airbus SE	1,132	160,728
Alstom SA	552	25,648
Amundi SA (d)	201	14,054
Atos SE	255	21,350
AXA SA	3,284	86,390
BNP Paribas SA (b)	1,653	78,620
Bollore SA	5,543	24,492
Bureau Veritas SA	709	17,537
Capgemini SE	321	39,973
Carrefour SA	586	11,331
CNP Assurances	339	7,706
Covivio REIT	133	13,942
Credit Agricole SA	1,316	15,803
Danone SA	1,061	90,016
Dassault Aviation SA	9	12,955
Dassault Systemes SE	209	33,393
Edenred	594	30,345
Eiffage SA	170	16,831
EssilorLuxottica SA	558	72,918
Eurazeo SE	254	17,731
Eutelsat Communications SA	466	8,724
Gecina SA REIT	136	20,382
Getlink SE	1,415	22,705
Hermes International	56	40,445
ICADE REIT	238	21,845
Iliad SA (b)	86	9,672
Ingenico Group SA	88	7,795
Kering SA	135	79,959
Klepierre SA REIT	746	25,045
Legrand SA	658	48,182
L'Oreal SA	575	164,030
LVMH Moet Hennessy Louis Vuitton SE	497	211,848
Security Description	Shares	Value
Natixis SA	473	$1,906
Orange SA	3,359	53,037
Pernod Ricard SA (b)	459	84,705
Peugeot SA	1,710	42,199
Publicis Groupe SA	207	10,945
Remy Cointreau SA	73	10,541
Renault SA	459	28,901
Safran SA	694	101,834
Sanofi	1,900	164,248
Schneider Electric SE	1,371	124,529
SCOR SE	143	6,279
Societe BIC SA (b)	101	7,712
Societe Generale SA (b)	1,292	32,693
Sodexo SA	262	30,672
Teleperformance	106	21,270
Thales SA	261	32,294
Ubisoft Entertainment SA (a)	141	11,054
Unibail-Rodamco-Westfield	2,449	17,650
Unibail-Rodamco-Westfield REIT (b)	310	46,511
Valeo SA	91	2,964
Vinci SA	1,373	140,815
Vivendi SA	2,231	61,509
Worldline SA (a)(d)	99	7,215
		2,515,087
GERMANY — 2.5%
1&1 Drillisch AG	130	4,341
adidas AG	299	92,446
Allianz SE	798	192,658
BASF SE	410	29,845
Bayer AG	1,318	91,467
Bayerische Motoren Werke AG	1,093	81,018
Beiersdorf AG	169	20,314
Brenntag AG	72	3,551
Continental AG	151	22,049
Daimler AG	2,317	129,094
Delivery Hero SE (a)(d)	270	12,265
Deutsche Bank AG	3,122	24,105
Deutsche Boerse AG	263	37,258
Deutsche Post AG	829	27,283
Deutsche Telekom AG	4,830	83,672
Deutsche Wohnen SE	383	14,075
Fraport AG Frankfurt Airport Services Worldwide	223	19,199
Fresenius Medical Care AG & Co. KGaA	430	33,808
Fresenius SE & Co. KGaA	734	39,855
Fuchs Petrolub SE Preference Shares	297	11,696
GEA Group AG	363	10,335
Henkel AG & Co. KGaA Preference Shares	506	49,568
HUGO BOSS AG	137	9,127
Infineon Technologies AG	2,101	37,205
KION Group AG	103	6,503
Merck KGaA	127	13,300

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MTU Aero Engines AG	109	$26,005
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	265	66,603
ProSiebenSat.1 Media SE	387	6,088
Puma SE	80	5,343
SAP SE	1,741	239,425
Sartorius AG Preference Shares	46	9,445
Siemens AG	1,424	169,625
Siemens Healthineers AG (d)	256	10,819
Symrise AG	511	49,254
Telefonica Deutschland Holding AG	1,244	3,481
United Internet AG	227	7,486
Volkswagen AG Preference Shares	347	58,571
Vonovia SE	658	31,472
Wirecard AG	222	37,429
Zalando SE (a)(d)	257	11,420
		1,828,503
HONG KONG — 1.5%
AIA Group, Ltd.	21,200	228,621
Bank of East Asia, Ltd.	1,405	3,930
China Everbright, Ltd.	12,000	17,725
China Gas Holdings, Ltd.	4,800	17,848
China Mobile, Ltd.	10,500	95,626
China Resources Land, Ltd.	2,000	8,806
CK Asset Holdings, Ltd.	8,459	66,210
CK Hutchison Holdings, Ltd.	3,500	34,496
Dairy Farm International Holdings, Ltd.	800	5,720
Galaxy Entertainment Group, Ltd.	2,000	13,478
Hang Lung Properties, Ltd.	7,000	16,648
Hang Seng Bank, Ltd.	1,600	39,834
Henderson Land Development Co., Ltd.	2,632	14,503
Hong Kong & China Gas Co., Ltd.	18,504	41,023
Hong Kong Exchanges & Clearing, Ltd.	1,806	63,756
Hongkong Land Holdings, Ltd.	3,200	20,608
Hysan Development Co., Ltd.	6,000	30,989
Kerry Properties, Ltd.	2,500	10,496
Link REIT	6,500	79,872
Melco Resorts & Entertainment, Ltd. ADR	661	14,357
MTR Corp., Ltd.	3,432	23,107
Power Assets Holdings, Ltd.	11,500	82,726
Sands China, Ltd.	5,600	26,772
Shenzhen International Holdings, Ltd.	7,016	13,920
Sino Biopharmaceutical, Ltd.	18,500	18,920
Sino Land Co., Ltd.	13,324	22,342
Sun Hung Kai Properties, Ltd.	3,000	50,880
Swire Properties, Ltd.	3,200	12,923
Techtronic Industries Co., Ltd.	2,500	19,136
Wharf Real Estate Investment Co., Ltd.	2,000	14,093
Security Description	Shares	Value
Wheelock & Co., Ltd.	2,000	$14,336
		1,123,701
HUNGARY — 0.0% (e)
OTP Bank Nyrt	424	16,904
INDIA — 1.0%
Adani Ports & Special Economic Zone, Ltd.	2,129	12,652
Asian Paints, Ltd.	1,844	36,282
Avenue Supermarts, Ltd. (a)(d)	321	6,501
Axis Bank, Ltd. (a)	3,187	37,331
Bajaj Auto, Ltd.	271	11,099
Bharti Airtel, Ltd.	4,640	23,302
Bharti Infratel, Ltd.	1,551	6,000
Dabur India, Ltd.	1,120	6,498
Eicher Motors, Ltd.	41	11,368
Godrej Consumer Products, Ltd.	543	5,216
HCL Technologies, Ltd.	1,033	15,933
Hindustan Unilever, Ltd.	1,452	37,602
Housing Development Finance Corp., Ltd.	2,315	73,517
ICICI Bank, Ltd. ADR	2,117	26,653
Infosys, Ltd. ADR	6,036	64,585
ITC, Ltd.	8,958	35,539
Larsen & Toubro, Ltd. GDR	1,595	35,648
Mahindra & Mahindra, Ltd. GDR	1,659	15,429
Maruti Suzuki India, Ltd.	277	26,223
Nestle India, Ltd.	94	16,222
Petronet LNG, Ltd.	2,891	10,265
Power Grid Corp. of India, Ltd.	2,513	7,532
Reliance Industries, Ltd.	4,674	84,850
State Bank of India GDR (a)	431	22,326
Sun Pharmaceutical Industries, Ltd.	1,539	8,939
Tata Consultancy Services, Ltd.	1,854	59,820
Tata Motors, Ltd. (a)	6,726	15,839
Tech Mahindra, Ltd.	1,380	14,126
Titan Co., Ltd.	264	5,105
United Spirits, Ltd. (a)	1,179	9,991
Wipro, Ltd. ADR	2,868	12,418
Yes Bank, Ltd.	3,499	5,513
		760,324
INDONESIA — 0.2%
Astra International Tbk PT	45,300	23,888
Bank Central Asia Tbk PT	17,800	37,767
Bank Mandiri Persero Tbk PT	11,900	6,760
Bank Rakyat Indonesia Persero Tbk PT	79,900	24,659
Gudang Garam Tbk PT	1,800	9,795
Hanjaya Mandala Sampoerna Tbk PT	36,300	8,068
Jasa Marga Persero Tbk PT	17,650	7,152
Telekomunikasi Indonesia Persero Tbk PT	96,400	28,250
Unilever Indonesia Tbk PT	5,300	16,882
		163,221

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
IRELAND — 0.4%
Accenture PLC Class A	1,136	$209,899
AerCap Holdings NV (a)	414	21,532
AIB Group PLC	2,179	8,923
Alkermes PLC (a)	136	3,065
DCC PLC	259	23,140
Flutter Entertainment PLC	133	10,018
James Hardie Industries PLC	1,115	14,632
Kerry Group PLC Class A	247	29,535
		320,744
ISRAEL — 0.1%
Bank Hapoalim BM	2,644	19,616
Bank Leumi Le-Israel BM	1,751	12,647
Check Point Software Technologies, Ltd. (a)	205	23,700
Nice, Ltd. (a)	109	14,825
Teva Pharmaceutical Industries, Ltd. ADR (a)	559	5,160
Teva Pharmaceutical Industries, Ltd. (a)	1,207	11,066
		87,014
ITALY — 0.6%
Assicurazioni Generali SpA	3,064	57,783
Atlantia SpA	1,948	50,823
Davide Campari-Milano SpA	890	8,732
Ferrari NV	344	55,941
Intesa Sanpaolo SpA	24,215	51,898
Leonardo SpA	814	10,331
Mediobanca Banca di Credito Finanziario SpA	1,011	10,438
Moncler SpA	303	12,974
Poste Italiane SpA (d)	3,075	32,427
Snam SpA	5,352	26,641
Telecom Italia SpA	38,471	19,982
Terna Rete Elettrica Nazionale SpA	8,965	57,172
UniCredit SpA	2,676	32,991
		428,133
JAPAN — 7.0%
Amada Holdings Co., Ltd.	700	7,881
Asahi Group Holdings, Ltd.	200	8,994
Asahi Intecc Co., Ltd.	1,000	24,633
Astellas Pharma, Inc.	4,000	56,989
Bandai Namco Holdings, Inc.	200	9,709
Bank of Kyoto, Ltd.	300	11,597
Canon, Inc. (b)	2,300	67,160
Casio Computer Co., Ltd.	700	8,693
Central Japan Railway Co.	200	40,059
Chiba Bank, Ltd.	1,000	4,882
Chugai Pharmaceutical Co., Ltd. (b)	200	13,069
Concordia Financial Group, Ltd.	3,100	11,538
CyberAgent, Inc.	500	18,122
Daifuku Co., Ltd.	600	33,692
Dai-ichi Life Holdings, Inc.	1,500	22,624
Daiichi Sankyo Co., Ltd.	1,600	83,683
Security Description	Shares	Value
Daikin Industries, Ltd.	600	$78,327
Daito Trust Construction Co., Ltd.	100	12,748
Daiwa House Industry Co., Ltd.	600	17,492
Daiwa Securities Group, Inc.	3,800	16,651
Denso Corp.	900	37,866
Dentsu, Inc. (b)	800	27,919
Eisai Co., Ltd.	300	16,960
FANUC Corp.	200	36,997
Fast Retailing Co., Ltd.	100	60,451
FUJIFILM Holdings Corp.	500	25,353
Fujitsu, Ltd.	500	34,862
Fukuoka Financial Group, Inc.	600	10,954
Hisamitsu Pharmaceutical Co., Inc.	200	7,899
Hitachi, Ltd.	600	21,992
Honda Motor Co., Ltd.	2,900	74,963
Hoshizaki Corp.	200	14,888
Hoya Corp.	500	38,305
Iida Group Holdings Co., Ltd.	1,000	16,150
Isuzu Motors, Ltd.	1,300	14,805
ITOCHU Corp.	3,800	72,674
Japan Airport Terminal Co., Ltd.	700	29,854
Japan Post Bank Co., Ltd.	1,700	17,262
Japan Post Holdings Co., Ltd.	3,232	36,598
Japan Tobacco, Inc. (b)	1,600	35,337
JGC Corp.	500	6,859
Kajima Corp.	2,300	31,552
Kamigumi Co., Ltd.	900	21,301
Kansai Paint Co., Ltd.	2,600	54,515
Kao Corp.	700	53,341
KDDI Corp.	3,000	76,392
Keikyu Corp.	700	12,052
Keio Corp.	200	13,161
Keyence Corp.	100	61,379
Kikkoman Corp.	400	17,412
Kirin Holdings Co., Ltd.	800	17,253
Koito Manufacturing Co., Ltd.	800	42,695
Komatsu, Ltd.	1,000	24,132
Konami Holdings Corp.	700	32,810
Kose Corp.	100	16,772
Kubota Corp.	1,800	29,955
Kyocera Corp.	100	6,530
Lawson, Inc.	200	9,597
M3, Inc.	500	9,138
Makita Corp.	200	6,794
Marubeni Corp.	18,500	122,429
Mebuki Financial Group, Inc.	2,400	6,260
Medipal Holdings Corp.	200	4,416
Mercari, Inc. (a)(b)	200	5,305
MISUMI Group, Inc.	100	2,508
Mitsubishi Corp.	3,700	97,531
Mitsubishi Electric Corp.	3,400	44,780
Mitsubishi Estate Co., Ltd.	2,600	48,385
Mitsubishi Heavy Industries, Ltd.	300	13,062
Mitsubishi Motors Corp. (b)	1,700	8,142
Mitsubishi UFJ Financial Group, Inc.	21,000	99,796

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,400	$12,720
Mitsui & Co., Ltd.	14,400	234,431
Mitsui Fudosan Co., Ltd.	2,200	53,346
Mizuho Financial Group, Inc.	47,700	69,111
MonotaRO Co., Ltd.	800	19,499
MS&AD Insurance Group Holdings, Inc.	900	28,569
Murata Manufacturing Co., Ltd.	700	31,446
NEC Corp.	500	19,677
Nexon Co., Ltd. (a)	700	10,149
NGK Spark Plug Co., Ltd.	800	15,014
Nidec Corp.	400	54,669
Nikon Corp.	200	2,829
Nintendo Co., Ltd.	200	73,306
Nippon Paint Holdings Co., Ltd.	700	27,158
Nippon Telegraph & Telephone Corp.	1,000	46,566
Nissan Motor Co., Ltd.	2,500	17,904
Nitori Holdings Co., Ltd.	100	13,254
Nitto Denko Corp.	200	9,870
Nomura Holdings, Inc.	7,100	25,002
Nomura Research Institute, Ltd.	1,800	28,853
NTT Data Corp.	2,200	29,302
NTT DOCOMO, Inc.	2,400	55,968
Obayashi Corp.	2,500	24,619
Obic Co., Ltd.	200	22,647
Olympus Corp.	1,400	15,541
Omron Corp.	700	36,514
Ono Pharmaceutical Co., Ltd.	500	8,966
Oriental Land Co., Ltd.	100	12,382
ORIX Corp.	3,200	47,759
Pan Pacific International Holdings Corp.	600	38,092
Panasonic Corp.	1,800	14,996
Park24 Co., Ltd.	800	18,630
PeptiDream, Inc. (a)	100	5,114
Rakuten, Inc.	3,400	40,394
Recruit Holdings Co., Ltd.	1,500	50,037
Renesas Electronics Corp. (a)(b)	1,700	8,442
Resona Holdings, Inc.	5,600	23,317
Ricoh Co., Ltd.	1,600	15,979
Rohm Co., Ltd.	500	33,599
Ryohin Keikaku Co., Ltd.	100	18,062
Sankyo Co., Ltd.	800	28,959
SBI Holdings, Inc.	800	19,803
Sekisui House, Ltd.	1,600	26,367
Seven & i Holdings Co., Ltd.	900	30,473
Seven Bank, Ltd.	3,000	7,852
Shimadzu Corp.	900	22,070
Shimano, Inc.	100	14,878
Shimizu Corp.	2,400	19,937
Shin-Etsu Chemical Co., Ltd.	500	46,570
Shinsei Bank, Ltd.	1,000	15,528
Shionogi & Co., Ltd.	200	11,526
Shiseido Co., Ltd.	600	45,226
Security Description	Shares	Value
Shizuoka Bank, Ltd.	2,200	$16,213
SMC Corp.	100	37,284
Softbank Corp.	600	7,794
SoftBank Group Corp.	2,600	124,643
Sohgo Security Services Co., Ltd.	500	23,065
Sompo Holdings, Inc.	600	23,172
Sony Corp.	1,900	99,603
Subaru Corp.	600	14,585
Sumitomo Corp.	3,000	45,457
Sumitomo Dainippon Pharma Co., Ltd.	800	15,170
Sumitomo Mitsui Financial Group, Inc.	3,100	109,510
Sumitomo Mitsui Trust Holdings, Inc.	100	3,625
Suzuki Motor Corp.	100	4,700
Sysmex Corp.	700	45,655
Taisei Corp.	500	18,169
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,676
Takeda Pharmaceutical Co., Ltd.	2,720	96,515
Terumo Corp.	400	11,918
Toho Gas Co., Ltd.	700	25,761
Tokio Marine Holdings, Inc.	700	35,078
Tokyo Century Corp.	600	25,311
Tokyo Electron, Ltd.	200	28,068
Tokyu Corp.	900	15,963
Toshiba Corp.	900	28,026
TOTO, Ltd.	900	35,544
Toyota Industries Corp.	200	11,008
Toyota Motor Corp.	4,100	254,509
Toyota Tsusho Corp.	1,700	51,518
Trend Micro, Inc.	600	26,759
Yahoo! Japan Corp.	5,400	15,838
Yakult Honsha Co., Ltd.	200	11,788
Yamaha Corp.	500	23,761
Yaskawa Electric Corp.	700	23,779
Yokogawa Electric Corp.	1,000	19,603
ZOZO, Inc.	900	16,866
		5,133,742
LUXEMBOURG — 0.0% (e)
Eurofins Scientific SE (b)	13	5,759
Reinet Investments SCA	889	14,322
SES SA	730	11,431
		31,512
MACAU — 0.0% (e)
Wynn Macau, Ltd.	800	1,792
MALAYSIA — 0.3%
AMMB Holdings Bhd	6,200	6,346
CIMB Group Holdings Bhd	13,596	17,700
Dialog Group Bhd	25,700	20,274
Gamuda Bhd	12,900	11,737
Genting Bhd	20,900	34,239
Genting Malaysia Bhd	15,700	12,309
Hong Leong Bank Bhd	1,300	5,977

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
IHH Healthcare Bhd	10,900	$15,298
Malayan Banking Bhd	11,229	24,129
Maxis Bhd	3,800	5,122
Petronas Dagangan Bhd	2,600	15,981
PPB Group Bhd	3,400	15,386
Public Bank Bhd	5,400	30,055
RHB Capital Bhd	6,300	8,522
		223,075
MEXICO — 0.3%
America Movil SAB de CV Series L	49,691	36,133
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	4,957	7,578
Coca-Cola Femsa SAB de CV	2,490	15,438
Fibra Uno Administracion SA de CV REIT	15,085	19,960
Fomento Economico Mexicano SAB de CV	2,934	28,400
Fresnillo PLC	1,503	16,646
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,366	14,212
Grupo Aeroportuario del Sureste SAB de CV Class B	871	14,104
Grupo Financiero Banorte SAB de CV Series O	5,222	30,269
Grupo Financiero Inbursa SAB de CV Series O	7,268	10,502
Grupo Televisa SAB Series CPO	3,158	5,334
Megacable Holdings SAB de CV	1,374	5,832
Promotora y Operadora de Infraestructura SAB de CV	647	6,423
Wal-Mart de Mexico SAB de CV	10,041	27,387
		238,218
NETHERLANDS — 1.0%
Aegon NV	1,638	8,167
Akzo Nobel NV	153	14,399
ASML Holding NV	695	145,424
Heineken NV	305	34,087
ING Groep NV	4,808	55,827
Koninklijke Ahold Delhaize NV	1,439	32,411
Koninklijke DSM NV	452	55,952
Koninklijke KPN NV	3,120	9,593
Koninklijke Philips NV	1,961	85,274
NN Group NV	683	27,534
NXP Semiconductors NV	535	52,221
Randstad NV	368	20,242
Royal Dutch Shell PLC Class B	5,032	165,293
Wolters Kluwer NV	677	49,357
		755,781
NEW ZEALAND — 0.1%
Meridian Energy, Ltd.	20,333	64,869
NORWAY — 0.3%
DNB ASA	2,968	55,245
Gjensidige Forsikring ASA	1,670	33,650
Security Description	Shares	Value
Mowi ASA	2,259	$52,845
Orkla ASA	3,795	33,686
Schibsted ASA Class B	528	13,773
Telenor ASA	2,111	44,839
		234,038
PERU — 0.1%
Credicorp, Ltd.	46	10,530
Southern Copper Corp.	2,392	92,929
		103,459
PHILIPPINES — 0.1%
Ayala Land, Inc.	15,480	15,349
International Container Terminal Services, Inc.	3,040	8,686
Robinsons Land Corp.	19,300	9,926
SM Investments Corp.	870	16,454
SM Prime Holdings, Inc.	15,100	10,934
		61,349
POLAND — 0.1%
Bank Polska Kasa Opieki SA	608	18,228
CD Projekt SA	183	10,565
LPP SA	1	2,049
Powszechna Kasa Oszczednosci Bank Polski SA	1,452	16,672
Powszechny Zaklad Ubezpieczen SA	2,046	23,954
Santander Bank Polska SA	80	7,954
		79,422
PORTUGAL — 0.1%
Galp Energia SGPS SA	2,115	32,576
QATAR — 0.2%
Barwa Real Estate Co.	3,425	32,169
Commercial Bank PQSC	10,850	13,677
Industries Qatar QSC	7,110	22,455
Qatar National Bank QPSC	10,960	57,279
		125,580
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC (b)	1,637	15,023
RUSSIA — 0.3%
Magnit PJSC GDR	1,211	17,650
Mobile TeleSystems PJSC ADR	3,181	29,615
Moscow Exchange MICEX-RTS PJSC (a)	15,189	21,692
Polymetal International PLC	2,198	27,885
Sberbank of Russia PJSC ADR	7,668	117,934
VTB Bank PJSC GDR	5,768	7,256
X5 Retail Group NV GDR	527	18,071
		240,103
SAUDI ARABIA — 0.2%
Al Rajhi Bank	728	13,511
Dar Al Arkan Real Estate Development Co.	1,849	5,788
Etihad Etisalat Co. (a)	915	5,860

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
National Commercial Bank	517	$7,637
Riyad Bank	1,651	11,798
Samba Financial Group	625	5,900
Saudi Arabian Fertilizer Co.	789	17,841
Saudi Arabian Mining Co. (a)	839	10,873
Saudi Telecom Co.	927	25,757
		104,965
SINGAPORE — 0.4%
CapitaLand Commercial Trust REIT	5,700	9,142
CapitaLand Mall Trust REIT	5,800	11,275
City Developments, Ltd.	2,632	18,423
DBS Group Holdings, Ltd.	2,949	56,584
Genting Singapore, Ltd.	23,700	16,116
Jardine Cycle & Carriage, Ltd.	700	18,745
Oversea-Chinese Banking Corp., Ltd.	5,695	47,986
SATS, Ltd.	2,400	9,260
Singapore Press Holdings, Ltd.	8,100	14,608
Singapore Technologies Engineering, Ltd.	4,700	14,382
Singapore Telecommunications, Ltd.	18,229	47,157
United Overseas Bank, Ltd.	1,654	31,944
UOL Group, Ltd.	892	4,978
		300,600
SOUTH AFRICA — 0.8%
Absa Group, Ltd.	1,983	24,750
Aspen Pharmacare Holdings, Ltd.	415	2,956
Bid Corp., Ltd.	312	6,792
Discovery, Ltd.	454	4,801
FirstRand, Ltd.	7,772	37,782
Growthpoint Properties, Ltd. REIT	13,722	23,627
Investec PLC	2,653	17,254
Kumba Iron Ore, Ltd. (b)	924	32,722
Liberty Holdings, Ltd.	1,033	7,740
MMI Holdings, Ltd.	1,075	1,446
Mr. Price Group, Ltd.	725	10,206
MTN Group, Ltd.	2,920	22,105
MultiChoice Group, Ltd. (a)	543	5,159
Naspers, Ltd. Class N	725	175,811
Nedbank Group, Ltd.	1,135	20,380
Old Mutual, Ltd. (b)	11,186	16,716
Redefine Properties, Ltd. REIT	22,196	14,229
RMB Holdings, Ltd.	4,656	27,868
Sanlam, Ltd.	5,075	28,130
SPAR Group, Ltd.	756	10,016
Standard Bank Group, Ltd.	2,990	41,702
Truworths International, Ltd.	998	4,954
Vodacom Group, Ltd. (b)	1,140	9,675
		546,821
SOUTH KOREA — 1.4%
Amorepacific Corp.	77	10,970
AMOREPACIFIC Group	56	3,021
BNK Financial Group, Inc.	1,524	9,886
Celltrion, Inc. (a)	145	25,806
Security Description	Shares	Value
CJ ENM Co., Ltd.	24	$3,679
Coway Co., Ltd.	169	11,329
Daelim Industrial Co., Ltd.	257	25,596
Daewoo Engineering & Construction Co., Ltd. (a)	2,444	10,456
Fila Korea, Ltd.	71	4,716
GS Engineering & Construction Corp.	390	13,629
Hana Financial Group, Inc.	552	17,880
Hanwha Life Insurance Co., Ltd.	1,607	4,558
Hotel Shilla Co., Ltd.	144	12,097
Hyundai Engineering & Construction Co., Ltd.	304	14,112
Hyundai Heavy Industries Holdings Co., Ltd.	40	11,224
Hyundai Mobis Co., Ltd.	144	29,370
Hyundai Motor Co.	162	19,642
Hyundai Motor Co. Preference Shares (c)	192	14,350
Hyundai Motor Co. Preference Shares (c)	49	3,357
Industrial Bank of Korea	1,041	12,667
Kakao Corp.	103	11,730
Kangwon Land, Inc.	427	11,187
KB Financial Group, Inc.	650	25,811
Kia Motors Corp.	289	11,013
Korea Gas Corp.	231	8,443
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	308	31,610
KT&G Corp.	263	22,436
LG Electronics, Inc.	197	13,530
LG Household & Health Care, Ltd.	6	6,823
NAVER Corp.	251	24,782
NCSoft Corp.	25	10,328
Netmarble Corp. (a)(d)	55	5,383
S-1 Corp.	82	6,931
Samsung Biologics Co., Ltd. (a)(d)	84	23,280
Samsung C&T Corp.	165	13,676
Samsung Electronics Co., Ltd. Preference Shares	1,534	50,817
Samsung Electronics Co., Ltd.	7,774	316,440
Samsung Engineering Co., Ltd. (a)	541	8,035
Samsung Fire & Marine Insurance Co., Ltd.	39	9,052
Samsung Life Insurance Co., Ltd.	126	9,123
Samsung SDI Co., Ltd.	82	16,796
Samsung SDS Co., Ltd.	93	17,317
Shinhan Financial Group Co., Ltd.	681	26,481
SK Holdings Co., Ltd.	134	26,924
SK Hynix, Inc.	984	59,228
SK Telecom Co., Ltd.	37	8,299
Woori Financial Group, Inc.	592	7,204
		1,041,024
SPAIN — 1.0%
Aena SME SA (d)	375	74,435
Amadeus IT Group SA	794	62,987

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	12,275	$68,734
Banco de Sabadell SA	6,298	6,534
Banco Santander SA	26,343	122,413
CaixaBank SA	2,434	6,979
Enagas SA	1,221	32,634
Ferrovial SA	2,334	59,831
Grifols SA	610	18,061
Industria de Diseno Textil SA	2,553	76,900
Mapfre SA (b)	8,328	24,383
Red Electrica Corp. SA	4,602	95,984
Siemens Gamesa Renewable Energy SA	1,244	20,712
Telefonica SA	11,007	90,514
		761,101
SWEDEN — 0.9%
Alfa Laval AB	631	13,779
Assa Abloy AB Class B	2,476	56,014
Atlas Copco AB Class A	202	6,462
Atlas Copco AB Class B	1,418	40,714
Autoliv, Inc. (b)	28	1,974
Boliden AB	2,998	76,726
Epiroc AB Class A	202	2,105
Hennes & Mauritz AB Class B	1,886	33,613
Hexagon AB Class B	403	22,395
ICA Gruppen AB	341	14,672
Industrivarden AB Class C	1,671	37,065
Investor AB Class B	1,480	71,159
Kinnevik AB Class B	1,300	33,837
Sandvik AB	1,168	21,476
Securitas AB Class B	355	6,233
Skandinaviska Enskilda Banken AB Class A	1,083	10,029
Skanska AB Class B	857	15,490
Svenska Handelsbanken AB Class A	1,924	19,053
Swedbank AB Class A	818	12,295
Swedish Match AB	168	7,098
Tele2 AB Class B	455	6,645
Telefonaktiebolaget LM Ericsson Class B	5,471	51,949
Telia Co. AB	3,892	17,299
Volvo AB Class B	3,089	49,057
		627,139
SWITZERLAND — 2.8%
ABB, Ltd.	2,602	52,280
Adecco Group AG	435	26,171
Chocoladefabriken Lindt & Spruengli AG	6	43,723
Cie Financiere Richemont SA	884	75,108
Coca-Cola HBC AG (a)	210	7,943
Credit Suisse Group AG	2,037	24,454
EMS-Chemie Holding AG	25	16,244
Ferguson PLC	508	36,206
Geberit AG	86	40,222
Givaudan SA	24	67,840
Security Description	Shares	Value
Kuehne + Nagel International AG	94	$13,970
Lonza Group AG	71	23,987
Nestle SA	4,792	496,697
Novartis AG	3,348	306,299
Roche Holding AG	1,115	314,087
Schindler Holding AG	49	10,921
SGS SA	13	33,160
Sika AG	458	78,259
Sonova Holding AG	42	9,554
STMicroelectronics NV	411	7,302
Swatch Group AG	57	16,340
Swiss Life Holding AG	14	6,947
Swiss Re AG	427	43,462
Swisscom AG	46	23,123
TE Connectivity, Ltd.	657	62,927
Temenos AG	74	13,256
UBS Group AG	5,623	66,899
Vifor Pharma AG	101	14,611
Zurich Insurance Group AG	264	92,035
		2,024,027
TAIWAN — 1.2%
Acer, Inc. (a)	2,000	1,240
Asustek Computer, Inc.	2,000	14,359
Catcher Technology Co., Ltd.	1,000	7,164
Cathay Financial Holding Co., Ltd.	25,000	34,611
Chailease Holding Co., Ltd.	2,240	9,267
Chang Hwa Commercial Bank, Ltd.	7,000	4,722
China Development Financial Holding Corp.	39,000	11,891
China Life Insurance Co., Ltd.	6,382	5,106
Chunghwa Telecom Co., Ltd.	10,000	36,382
CTBC Financial Holding Co., Ltd.	40,359	27,742
Delta Electronics, Inc.	2,000	10,142
Fubon Financial Holding Co., Ltd. (a)	21,000	31,000
Hiwin Technologies Corp.	170	1,423
Hon Hai Precision Industry Co., Ltd.	21,656	53,966
Hotai Motor Co., Ltd.	1,000	16,356
Hua Nan Financial Holdings Co., Ltd.	17,000	11,412
MediaTek, Inc.	5,000	50,548
Mega Financial Holding Co., Ltd.	27,922	27,779
Novatek Microelectronics Corp.	2,000	11,140
President Chain Store Corp.	1,000	9,675
Ruentex Development Co., Ltd.	10,000	14,295
Ruentex Industries, Ltd.	5,400	13,126
Shin Kong Financial Holding Co., Ltd.	54,290	16,483
SinoPac Financial Holdings Co., Ltd.	58,160	24,437
Synnex Technology International Corp.	14,000	17,579
Taishin Financial Holding Co., Ltd.	61,675	28,396
Taiwan Business Bank	23,000	10,108

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	22,110	$14,807
Taiwan Mobile Co., Ltd.	1,000	3,944
Taiwan Semiconductor Manufacturing Co., Ltd.	41,000	315,491
Tatung Co., Ltd. (a)	2,000	1,207
Uni-President Enterprises Corp.	10,000	26,626
Yageo Corp.	198	1,683
Yuanta Financial Holding Co., Ltd.	32,573	19,559
		883,666
THAILAND — 0.3%
Airports of Thailand PCL	15,400	36,909
Bangkok Bank PCL NVDR	2,300	14,775
Bangkok Dusit Medical Services PCL NVDR	13,000	11,021
Bangkok Expressway & Metro PCL NVDR	40,000	14,869
BTS Group Holdings PCL NVDR	20,100	7,865
CP ALL PCL	8,064	22,614
Energy Absolute PCL NVDR	7,900	14,361
Kasikornbank PCL	2,300	14,212
Kasikornbank PCL NVDR	2,400	14,713
Krung Thai Bank PCL	30,200	19,203
Minor International PCL NVDR	7,800	10,428
Siam Commercial Bank PCL NVDR	2,200	10,007
Siam Commercial Bank PCL	3,200	14,556
		205,533
TURKEY — 0.1%
Akbank T.A.S. (a)	18,652	21,928
TAV Havalimanlari Holding A/S	1,350	6,302
Turkiye Garanti Bankasi A/S (a)	8,218	12,930
Turkiye Is Bankasi A/S Class C (a)	14,273	14,929
		56,089
UNITED ARAB EMIRATES — 0.1%
Emirates Telecommunications Group Co. PJSC	6,843	31,075
NMC Health PLC (b)	222	6,789
		37,864
UNITED KINGDOM — 5.0%
3i Group PLC	3,194	45,264
Ashtead Group PLC	797	22,863
AstraZeneca PLC	2,047	167,724
Auto Trader Group PLC (d)	1,299	9,056
Aviva PLC	10,572	56,040
BAE Systems PLC	4,361	27,496
Barclays PLC	28,021	53,422
Barratt Developments PLC	3,097	22,569
Berkeley Group Holdings PLC	303	14,388
British American Tobacco PLC ADR	3,824	133,343
British Land Co. PLC REIT	5,811	39,818
BT Group PLC	11,971	29,932
Security Description	Shares	Value
Bunzl PLC	1,012	$26,751
Burberry Group PLC	884	20,949
Capri Holdings, Ltd. (a)	349	12,103
CNH Industrial NV	1,616	16,596
Coca-Cola European Partners PLC	182	10,283
Compass Group PLC	3,659	87,874
Croda International PLC	305	19,874
Diageo PLC	3,768	162,281
Direct Line Insurance Group PLC	2,133	9,007
Experian PLC	3,043	92,328
Fiat Chrysler Automobiles NV	1,424	19,891
GlaxoSmithKline PLC	8,528	171,118
GVC Holdings PLC	1,407	11,672
Hargreaves Lansdown PLC	264	6,448
HSBC Holdings PLC	34,123	285,281
Imperial Brands PLC	1,879	44,164
Informa PLC	2,628	27,928
Intertek Group PLC	341	23,878
ITV PLC	6,191	8,510
John Wood Group PLC	5,087	29,263
Johnson Matthey PLC	775	32,835
Kingfisher PLC	4,745	12,978
Land Securities Group PLC REIT	3,296	34,951
Legal & General Group PLC	17,248	59,159
Liberty Global PLC Class A (a)	804	21,700
Linde PLC	710	142,568
Lloyds Banking Group PLC	131,012	94,358
London Stock Exchange Group PLC	408	28,487
Marks & Spencer Group PLC	2,581	6,921
Meggitt PLC	2,735	18,240
Melrose Industries PLC	8,704	20,034
Merlin Entertainments PLC (d)	2,452	14,015
National Grid PLC	5,250	55,845
Next PLC	283	19,903
Pearson PLC	2,150	22,421
Pentair PLC	15	558
Persimmon PLC	693	17,613
Prudential PLC	4,415	96,422
Reckitt Benckiser Group PLC	1,156	91,423
RELX PLC (c)	2,566	62,359
RELX PLC (c)	2,077	50,333
Rio Tinto PLC	2,134	132,552
Rolls-Royce Holdings PLC	3,648	39,018
Royal Bank of Scotland Group PLC	425	1,189
RSA Insurance Group PLC	2,878	21,127
Sage Group PLC	1,932	19,730
Schroders PLC	183	7,104
Segro PLC REIT	2,469	22,945
Severn Trent PLC	2,275	59,298
Smith & Nephew PLC	1,686	36,585
Smiths Group PLC	661	13,166
St James's Place PLC	828	11,571
Standard Chartered PLC	5,940	53,992
Standard Life Aberdeen PLC	9,066	33,992
Taylor Wimpey PLC	9,154	18,378
TechnipFMC PLC	2,506	64,497

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Tesco PLC	15,291	$44,118
Unilever NV	2,484	151,509
Unilever PLC	1,798	112,002
United Utilities Group PLC	7,540	75,119
Vodafone Group PLC	47,871	78,789
Weir Group PLC	646	12,715
Whitbread PLC	416	24,508
WPP PLC	2,612	32,917
		3,678,058
UNITED STATES — 53.9%
3M Co.	960	166,406
Abbott Laboratories	2,947	247,843
AbbVie, Inc.	2,368	172,201
ABIOMED, Inc. (a)	46	11,983
Activision Blizzard, Inc.	1,108	52,298
Acuity Brands, Inc.	90	12,412
Adobe, Inc. (a)	758	223,345
Advance Auto Parts, Inc.	104	16,031
Advanced Micro Devices, Inc. (a)	1,643	49,898
Affiliated Managers Group, Inc.	46	4,238
Aflac, Inc.	1,741	95,424
Agilent Technologies, Inc.	630	47,042
AGNC Investment Corp. REIT	1,223	20,571
Akamai Technologies, Inc. (a)	301	24,122
Albemarle Corp. (b)	302	21,264
Alexandria Real Estate Equities, Inc. REIT	127	17,918
Alexion Pharmaceuticals, Inc. (a)	315	41,259
Align Technology, Inc. (a)	127	34,760
Alleghany Corp. (a)	9	6,130
Allegion PLC	182	20,120
Allergan PLC	588	98,449
Alliance Data Systems Corp.	80	11,210
Allstate Corp.	644	65,488
Ally Financial, Inc.	990	30,680
Alphabet, Inc. Class A (a)	500	541,400
Alphabet, Inc. Class C (a)	462	499,380
Altria Group, Inc.	3,136	148,490
Amazon.com, Inc. (a)	645	1,221,391
AMERCO	46	17,413
American Express Co.	1,351	166,767
American International Group, Inc.	1,915	102,031
American Tower Corp. REIT	740	151,293
American Water Works Co., Inc.	1,879	217,964
Ameriprise Financial, Inc.	224	32,516
AmerisourceBergen Corp.	241	20,548
AMETEK, Inc.	224	20,348
Amgen, Inc.	1,051	193,678
Amphenol Corp. Class A	265	25,424
Anadarko Petroleum Corp.	700	49,392
Analog Devices, Inc.	780	88,039
Annaly Capital Management, Inc. REIT	2,801	25,573
ANSYS, Inc. (a)	58	11,880
Anthem, Inc.	425	119,939
AO Smith Corp.	425	20,043
Security Description	Shares	Value
Aon PLC	407	$78,543
Apple, Inc.	7,348	1,454,316
Applied Materials, Inc.	1,578	70,868
Aptiv PLC	447	36,131
Arista Networks, Inc. (a)	37	9,606
Assurant, Inc.	90	9,574
AT&T, Inc.	11,858	397,362
Athene Holding, Ltd. Class A (a)	241	10,377
Atmos Energy Corp.	1,739	183,569
Autodesk, Inc. (a)	367	59,784
Automatic Data Processing, Inc.	797	131,768
AutoZone, Inc. (a)	56	61,570
AvalonBay Communities, Inc. REIT	277	56,281
Avery Dennison Corp.	406	46,966
AXA Equitable Holdings, Inc.	620	12,958
Axalta Coating Systems, Ltd. (a)	1,193	35,516
Baker Hughes a GE Co.	4,035	99,382
Ball Corp.	714	49,973
Bank of America Corp.	14,224	412,496
Bank of New York Mellon Corp.	1,360	60,044
Baxter International, Inc.	717	58,722
BB&T Corp.	1,293	63,525
Becton Dickinson and Co.	458	115,421
Berkshire Hathaway, Inc. Class B (a)	1,991	424,421
Best Buy Co., Inc.	424	29,566
Biogen, Inc. (a)	299	69,927
BioMarin Pharmaceutical, Inc. (a)	136	11,648
BlackRock, Inc.	227	106,531
Boeing Co.	917	333,797
Booking Holdings, Inc. (a)	88	164,975
BorgWarner, Inc.	225	9,446
Boston Properties, Inc. REIT	183	23,607
Boston Scientific Corp. (a)	2,336	100,401
Brighthouse Financial, Inc. (a)	331	12,144
Bristol-Myers Squibb Co.	2,598	117,819
Broadcom, Inc.	611	175,882
Broadridge Financial Solutions, Inc.	182	23,238
Brown-Forman Corp. Class B	552	30,597
Burlington Stores, Inc. (a)	46	7,827
C.H. Robinson Worldwide, Inc.	243	20,497
Cadence Design Systems, Inc. (a)	334	23,651
Capital One Financial Corp.	939	85,205
Cardinal Health, Inc.	551	25,952
CarMax, Inc. (a)	240	20,839
Caterpillar, Inc.	928	126,477
Cboe Global Markets, Inc.	90	9,327
CBRE Group, Inc. Class A (a)	653	33,499
CBS Corp. Class B	287	14,321
CDW Corp.	136	15,096
Celgene Corp. (a)	957	88,465
Centene Corp. (a)	542	28,422
CenturyLink, Inc.	1,637	19,251
Cerner Corp.	291	21,330
Charles Schwab Corp.	1,367	54,940
Charter Communications, Inc. Class A (a)	222	87,730

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Chemours Co.	194	$4,656
Cheniere Energy, Inc. (a)	1,831	125,332
Chevron Corp.	582	72,424
Chipotle Mexican Grill, Inc. (a)	48	35,178
Chubb, Ltd.	801	117,979
Church & Dwight Co., Inc.	393	28,713
Cigna Corp.	689	108,552
Cincinnati Financial Corp.	119	12,337
Cintas Corp.	190	45,085
Cisco Systems, Inc.	7,364	403,032
CIT Group, Inc.	376	19,755
Citigroup, Inc.	3,987	279,210
Citizens Financial Group, Inc.	894	31,612
Citrix Systems, Inc.	210	20,609
Clorox Co.	176	26,947
CME Group, Inc.	519	100,743
Coca-Cola Co.	7,189	366,064
Cognex Corp.	182	8,732
Cognizant Technology Solutions Corp. Class A	1,003	63,580
Colgate-Palmolive Co.	1,460	104,638
Comcast Corp. Class A	7,435	314,352
Comerica, Inc.	144	10,460
Conagra Brands, Inc.	620	16,442
Concho Resources, Inc.	846	87,290
Consolidated Edison, Inc.	2,325	203,856
Constellation Brands, Inc. Class A	302	59,476
Cooper Cos., Inc.	34	11,454
Copart, Inc. (a)	514	38,416
Corning, Inc.	1,301	43,232
CoStar Group, Inc. (a)	73	40,446
Costco Wholesale Corp.	884	233,606
Coty, Inc. Class A	714	9,568
Crown Castle International Corp. REIT	781	101,803
CSX Corp.	1,434	110,949
Cummins, Inc.	232	39,751
CVS Health Corp.	2,070	112,794
D.R. Horton, Inc.	374	16,131
Danaher Corp.	1,157	165,358
Darden Restaurants, Inc.	182	22,155
DaVita, Inc. (a)	121	6,807
Deere & Co.	484	80,204
Dell Technologies, Inc. Class C (a)	459	23,317
DENTSPLY SIRONA, Inc.	550	32,098
DexCom, Inc. (a)	136	20,378
Digital Realty Trust, Inc. REIT	210	24,736
Discover Financial Services	528	40,968
Discovery, Inc. Class A (a)	644	19,771
DISH Network Corp. Class A (a)	377	14,481
Dollar General Corp.	439	59,335
Dollar Tree, Inc. (a)	289	31,036
Domino's Pizza, Inc.	81	22,541
Dover Corp.	288	28,858
Duke Realty Corp. REIT	241	7,618
DXC Technology Co.	533	29,395
Security Description	Shares	Value
Eaton Corp. PLC	679	$56,547
eBay, Inc.	1,993	78,724
Ecolab, Inc.	806	159,137
Edison International	1,221	82,308
Edwards Lifesciences Corp. (a)	318	58,747
Electronic Arts, Inc. (a)	447	45,263
Eli Lilly & Co.	1,482	164,191
Emerson Electric Co.	1,107	73,859
EOG Resources, Inc.	510	47,512
Equifax, Inc.	287	38,814
Equinix, Inc. REIT	138	69,592
Equity Residential REIT	719	54,587
Essex Property Trust, Inc. REIT	93	27,150
Estee Lauder Cos., Inc. Class A	450	82,400
Everest Re Group, Ltd.	57	14,089
Eversource Energy	3,266	247,432
Exact Sciences Corp. (a)(b)	200	23,608
Exelon Corp.	620	29,723
Expedia Group, Inc.	215	28,601
Expeditors International of Washington, Inc.	574	43,544
Extra Space Storage, Inc. REIT	106	11,247
F5 Networks, Inc. (a)	90	13,107
Facebook, Inc. Class A (a)	3,798	733,014
Fastenal Co.	1,056	34,415
Fidelity National Financial, Inc.	713	28,734
Fidelity National Information Services, Inc.	687	84,281
Fifth Third Bancorp	1,109	30,941
First Data Corp. Class A (a)	1,040	28,153
Fiserv, Inc. (a)(b)	708	64,541
FleetCor Technologies, Inc. (a)	152	42,689
FLIR Systems, Inc.	184	9,954
Flowserve Corp.	331	17,440
Fluor Corp.	493	16,609
FMC Corp.	514	42,636
Ford Motor Co.	5,277	53,984
Fortinet, Inc. (a)	152	11,678
Fortive Corp.	522	42,553
Fox Corp. Class A	671	24,585
Franklin Resources, Inc. (b)	510	17,748
Freeport-McMoRan, Inc.	1,773	20,585
Garmin, Ltd.	261	20,828
Gartner, Inc. (a)	90	14,485
General Dynamics Corp.	490	89,092
General Electric Co.	15,143	159,002
General Mills, Inc.	949	49,841
General Motors Co.	1,678	64,653
Genuine Parts Co.	184	19,059
Gilead Sciences, Inc.	2,151	145,322
Global Payments, Inc.	62	9,928
GoDaddy, Inc. Class A (a)	90	6,314
Goldman Sachs Group, Inc.	588	120,305
GrubHub, Inc. (a)(b)	182	14,194
H&R Block, Inc. (b)	333	9,757
Halliburton Co.	3,611	82,114

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Harley-Davidson, Inc. (b)	406	$14,547
Hartford Financial Services Group, Inc.	692	38,558
Hasbro, Inc.	245	25,892
HCA Healthcare, Inc.	376	50,824
HCP, Inc. REIT	377	12,056
HD Supply Holdings, Inc. (a)	359	14,461
Helmerich & Payne, Inc.	1,003	50,772
Henry Schein, Inc. (a)	136	9,506
Hershey Co.	170	22,785
Hewlett Packard Enterprise Co.	2,862	42,787
Hilton Worldwide Holdings, Inc.	136	13,293
HollyFrontier Corp.	1,326	61,367
Hologic, Inc. (a)	334	16,039
Home Depot, Inc.	1,856	385,992
Honeywell International, Inc.	1,443	251,933
Host Hotels & Resorts, Inc. REIT	1,621	29,535
HP, Inc.	3,085	64,137
Humana, Inc.	237	62,876
Huntington Bancshares, Inc.	399	5,514
Huntington Ingalls Industries, Inc.	38	8,540
IAC/InterActiveCorp (a)	90	19,578
IDEXX Laboratories, Inc. (a)	127	34,967
IHS Markit, Ltd. (a)	992	63,210
Illinois Tool Works, Inc.	525	79,175
Illumina, Inc. (a)	215	79,152
Incyte Corp. (a)	149	12,659
Ingersoll-Rand PLC	415	52,568
Intel Corp.	7,236	346,387
Intercontinental Exchange, Inc.	729	62,650
International Business Machines Corp.	1,669	230,155
International Flavors & Fragrances, Inc. (b)(c)	255	36,998
International Flavors & Fragrances, Inc. (c)	62	8,909
Interpublic Group of Cos., Inc.	480	10,843
Intuit, Inc.	408	106,623
Intuitive Surgical, Inc. (a)	193	101,238
Invesco, Ltd.	527	10,782
Invitation Homes, Inc. REIT	287	7,672
IPG Photonics Corp. (a)	46	7,096
IQVIA Holdings, Inc. (a)	198	31,858
J.M. Smucker Co.	151	17,394
Jack Henry & Associates, Inc.	136	18,213
Jacobs Engineering Group, Inc.	615	51,900
Johnson & Johnson	4,409	614,086
Johnson Controls International PLC	1,351	55,810
Jones Lang LaSalle, Inc.	127	17,868
JPMorgan Chase & Co.	5,118	572,192
Juniper Networks, Inc.	374	9,960
Kellogg Co.	210	11,250
KeyCorp	921	16,348
Keysight Technologies, Inc. (a)	182	16,345
Kimberly-Clark Corp.	287	38,251
Kimco Realty Corp. REIT	842	15,560
Security Description	Shares	Value
Kinder Morgan, Inc.	5,359	$111,896
KLA-Tencor Corp.	217	25,649
Kohl's Corp.	136	6,467
Kontoor Brands, Inc. (a)	83	2,326
Kraft Heinz Co.	1,160	36,006
Kroger Co.	314	6,817
L Brands, Inc.	231	6,029
L3 Technologies, Inc.	141	34,569
L3Harris Technologies, Inc.	199	37,637
Laboratory Corp. of America Holdings (a)	130	22,477
Lam Research Corp.	233	43,767
Lamb Weston Holdings, Inc.	182	11,532
Las Vegas Sands Corp.	933	55,131
Lear Corp.	46	6,406
Leidos Holdings, Inc.	245	19,563
Lennar Corp. Class A	367	17,785
Lennox International, Inc.	90	24,750
Liberty Media Corp.-Liberty Formula One Class C (a)	512	19,154
Liberty Media Corp.-Liberty SiriusXM Class A (a)	469	17,733
Lincoln National Corp.	319	20,560
Live Nation Entertainment, Inc. (a)(b)	136	9,010
LKQ Corp. (a)	592	15,753
Lockheed Martin Corp.	350	127,239
Loews Corp.	890	48,656
Lowe's Cos., Inc.	1,309	132,091
Lululemon Athletica, Inc. (a)	184	33,159
M&T Bank Corp.	201	34,184
Macerich Co. REIT (b)	281	9,411
Macy's, Inc.	133	2,854
ManpowerGroup, Inc.	278	26,855
Marathon Petroleum Corp.	2,546	142,271
Markel Corp. (a)	22	23,971
Marriott International, Inc. Class A	121	16,975
Marsh & McLennan Cos., Inc.	998	99,551
Masco Corp.	797	31,274
Mastercard, Inc. Class A	1,511	399,705
Maxim Integrated Products, Inc.	355	21,236
McCormick & Co., Inc. (b)	248	38,442
McDonald's Corp.	1,323	274,734
McKesson Corp.	371	49,859
Medtronic PLC	2,326	226,529
Merck & Co., Inc.	4,366	366,089
MetLife, Inc.	1,643	81,608
Mettler-Toledo International, Inc. (a)	46	38,640
MGM Resorts International	925	26,427
Microchip Technology, Inc. (b)	334	28,958
Micron Technology, Inc. (a)	1,718	66,298
Microsoft Corp.	11,683	1,565,055
Mid-America Apartment Communities, Inc. REIT	46	5,417
Middleby Corp. (a)	90	12,213
Molson Coors Brewing Co. Class B	343	19,208

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Mondelez International, Inc. Class A	2,663	$143,536
Monster Beverage Corp. (a)	711	45,383
Moody's Corp.	237	46,288
Morgan Stanley	1,860	81,487
Motorola Solutions, Inc.	183	30,512
MSCI, Inc.	182	43,460
Mylan NV (a)	797	15,175
Nasdaq, Inc.	24	2,308
National Oilwell Varco, Inc.	2,817	62,622
Nektar Therapeutics (a)(b)	287	10,211
NetApp, Inc.	480	29,616
Netflix, Inc. (a)	687	252,349
Newell Brands, Inc. (b)	610	9,406
Newmont Goldcorp Corp.	300	11,541
News Corp. Class A	1,027	13,854
Nielsen Holdings PLC	1,019	23,029
NIKE, Inc. Class B	2,308	193,757
Nordstrom, Inc. (b)	90	2,867
Norfolk Southern Corp.	423	84,317
Northern Trust Corp.	159	14,310
Northrop Grumman Corp.	278	89,825
NVIDIA Corp.	961	157,825
Okta, Inc. (a)	100	12,351
Old Dominion Freight Line, Inc.	182	27,165
Omnicom Group, Inc. (b)	32	2,622
ONEOK, Inc.	4,190	288,314
Oracle Corp.	4,790	272,886
O'Reilly Automotive, Inc. (a)	121	44,688
PACCAR, Inc.	556	39,843
Palo Alto Networks, Inc. (a)	111	22,617
Parker-Hannifin Corp.	166	28,222
Paychex, Inc.	810	66,655
PayPal Holdings, Inc. (a)	1,756	200,992
People's United Financial, Inc.	467	7,836
PepsiCo, Inc.	2,270	297,665
Perrigo Co. PLC	186	8,857
Pfizer, Inc.	9,532	412,926
Philip Morris International, Inc.	2,546	199,937
Phillips 66	1,846	172,675
Pioneer Natural Resources Co.	392	60,313
PNC Financial Services Group, Inc.	838	115,041
Polaris Industries, Inc.	34	3,102
PPG Industries, Inc.	657	76,678
Principal Financial Group, Inc.	604	34,984
Procter & Gamble Co.	4,139	453,841
Progressive Corp.	842	67,301
Prologis, Inc. REIT	1,163	93,156
Prudential Financial, Inc.	834	84,234
PTC, Inc. (a)	90	8,078
Public Storage REIT	264	62,877
PulteGroup, Inc.	374	11,826
PVH Corp.	113	10,694
Qorvo, Inc. (a)	142	9,459
QUALCOMM, Inc.	2,066	157,161
Quest Diagnostics, Inc.	239	24,333
Security Description	Shares	Value
Qurate Retail, Inc. (a)	979	$12,130
Ralph Lauren Corp.	136	15,448
Raytheon Co.	456	79,289
Realty Income Corp. REIT	247	17,036
Red Hat, Inc. (a)	269	50,507
Regeneron Pharmaceuticals, Inc. (a)	74	23,162
Regions Financial Corp.	1,415	21,140
ResMed, Inc.	245	29,897
Robert Half International, Inc.	309	17,616
Rockwell Automation, Inc.	142	23,264
Rollins, Inc.	423	15,173
Roper Technologies, Inc.	174	63,729
Ross Stores, Inc.	535	53,029
Royal Caribbean Cruises, Ltd.	46	5,576
S&P Global, Inc.	438	99,772
salesforce.com, Inc. (a)	1,037	157,344
SBA Communications Corp. REIT (a)	126	28,330
Schlumberger, Ltd.	5,144	204,423
Seagate Technology PLC	447	21,063
Sealed Air Corp.	764	32,684
SEI Investments Co.	182	10,210
Sempra Energy	1,132	155,582
Sensata Technologies Holding PLC (a)	347	17,003
ServiceNow, Inc. (a)	198	54,365
Sherwin-Williams Co.	253	115,947
Signature Bank	46	5,559
Simon Property Group, Inc. REIT	570	91,063
Sirius XM Holdings, Inc. (b)	2,797	15,607
Skyworks Solutions, Inc.	167	12,904
SL Green Realty Corp. REIT	178	14,306
Snap, Inc. Class A (a)	1,200	17,160
Snap-on, Inc. (b)	159	26,337
Spirit AeroSystems Holdings, Inc. Class A	241	19,610
Splunk, Inc. (a)	217	27,288
Square, Inc. Class A (a)	468	33,944
SS&C Technologies Holdings, Inc.	241	13,884
Stanley Black & Decker, Inc.	264	38,177
Starbucks Corp.	2,360	197,839
State Street Corp. (f)	542	30,385
Stryker Corp.	574	118,003
SunTrust Banks, Inc.	813	51,097
SVB Financial Group (a)	90	20,213
Symantec Corp.	1,257	27,352
Synchrony Financial	1,078	37,374
Synopsys, Inc. (a)	166	21,363
Sysco Corp.	1,075	76,024
T Rowe Price Group, Inc.	384	42,129
Take-Two Interactive Software, Inc. (a)	136	15,440
Tapestry, Inc.	464	14,723
Target Corp.	697	60,367
TD Ameritrade Holding Corp.	145	7,238
Teleflex, Inc.	58	19,207

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Tesla, Inc. (a)(b)	208	$46,480
Texas Instruments, Inc.	1,727	198,191
Textron, Inc.	342	18,140
Thermo Fisher Scientific, Inc.	725	212,918
Tiffany & Co. (b)	255	23,878
TJX Cos., Inc.	2,044	108,087
T-Mobile US, Inc. (a)	352	26,097
Total System Services, Inc.	275	35,274
Tractor Supply Co.	199	21,651
TransDigm Group, Inc. (a)	56	27,093
TransUnion	333	24,479
Travelers Cos., Inc.	540	80,741
Trimble, Inc. (a)	512	23,096
TripAdvisor, Inc. (a)	93	4,305
Twilio, Inc. Class A (a)(b)	100	13,635
Twitter, Inc. (a)	1,127	39,332
UDR, Inc. REIT	241	10,819
Ulta Salon Cosmetics & Fragrance, Inc. (a)	82	28,445
Under Armour, Inc. Class A (a)(b)	668	16,934
Union Pacific Corp.	1,269	214,601
United Parcel Service, Inc. Class B	916	94,595
United Rentals, Inc. (a)	169	22,414
United Technologies Corp.	1,555	202,461
UnitedHealth Group, Inc.	1,610	392,856
Unum Group	333	11,172
US Bancorp	2,457	128,747
Vail Resorts, Inc.	90	20,086
Valero Energy Corp.	2,095	179,353
Varian Medical Systems, Inc. (a)	109	14,838
Veeva Systems, Inc. Class A (a)	221	35,826
Ventas, Inc. REIT	382	26,110
VEREIT, Inc.	960	8,650
VeriSign, Inc. (a)	90	18,824
Verisk Analytics, Inc.	383	56,094
Verizon Communications, Inc.	6,625	378,486
Vertex Pharmaceuticals, Inc. (a)	361	66,200
VF Corp.	583	50,925
Viacom, Inc. Class B	287	8,573
Visa, Inc. Class A	2,969	515,270
VMware, Inc. Class A	143	23,911
Voya Financial, Inc.	490	27,097
Vulcan Materials Co.	287	39,408
W.W. Grainger, Inc.	106	28,432
Wabtec Corp. (b)	269	19,303
Walmart, Inc.	2,340	258,547
Walgreens Boots Alliance, Inc.	1,578	86,269
Walt Disney Co.	3,008	420,037
Waters Corp. (a)	167	35,945
Wayfair, Inc. Class A (a)(b)	136	19,856
WellCare Health Plans, Inc. (a)	46	13,113
Wells Fargo & Co.	6,849	324,095
Welltower, Inc. REIT	634	51,690
Western Digital Corp.	525	24,964
Western Union Co. (b)	1,084	21,561
Weyerhaeuser Co. REIT	1,863	49,071
Security Description	Shares	Value
Whirlpool Corp.	50	$7,118
Willis Towers Watson PLC	191	36,584
Workday, Inc. Class A (a)	166	34,126
Worldpay, Inc. Class A (a)	80	9,804
Worldpay, Inc. Class A (a)	343	42,035
WP Carey, Inc. REIT	90	7,306
Wynn Resorts, Ltd.	181	22,442
Xerox Corp.	732	25,920
Xilinx, Inc.	541	63,795
XPO Logistics, Inc. (a)(b)	136	7,862
Xylem, Inc.	718	60,054
Yum! Brands, Inc.	241	26,671
Zayo Group Holdings, Inc. (a)	377	12,407
Zillow Group, Inc. Class C (a)(b)	270	12,525
Zimmer Biomet Holdings, Inc.	323	38,030
Zoetis, Inc.	705	80,010
		39,506,077
TOTAL COMMON STOCKS (Cost $65,946,833)		72,945,117

WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
Minor International PCL (expiring 12/31/21) NVDR (a) (Cost: $0)	390	71
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (g) (h)	42,772	42,772
State Street Navigator Securities Lending Portfolio III (f) (i)	649,226	649,226
TOTAL SHORT-TERM INVESTMENTS (Cost $691,998)		691,998
TOTAL INVESTMENTS — 100.4% (Cost $66,638,831)		73,637,186
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(284,459)
NET ASSETS — 100.0%		$73,352,727

See accompanying notes to schedules of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2019.
(i)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$72,756,684	$188,433	$—	$72,945,117
Warrants	71	—	—	71
Short-Term Investments	691,998	—	—	691,998
TOTAL INVESTMENTS	$73,448,753	$188,433	$—	$73,637,186
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	1,224	$102,547	$9,246	$53,765	$(7,879)	$(19,764)	542	$30,385	$1,020
State Street Institutional U.S. Government Money Market Fund, Class G Shares	258,097	258,097	7,532,675	7,748,000	—	—	42,772	42,772	3,473
State Street Navigator Securities Lending Government Money Market Portfolio	1,758,501	1,758,501	4,906,219	6,664,720	—	—	—	—	4,627
State Street Navigator Securities Lending Portfolio III	—	—	2,665,950	2,016,724	—	—	649,226	649,226	2,607
Total		$2,119,145	$15,114,090	$16,483,209	$(7,879)	$(19,764)		$722,383	$11,727
See accompanying notes to schedules of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 6.2%
Alumina, Ltd.	15,313	$25,038
AMP, Ltd.	18,521	27,554
APA Group	7,180	54,416
Aristocrat Leisure, Ltd.	3,375	72,757
ASX, Ltd.	1,081	62,485
Aurizon Holdings, Ltd.	11,063	41,923
AusNet Services	10,722	14,108
Australia & New Zealand Banking Group, Ltd.	16,278	322,245
Bank of Queensland, Ltd.	2,554	17,080
Bendigo & Adelaide Bank, Ltd.	3,049	24,777
BlueScope Steel, Ltd.	3,267	27,626
Boral, Ltd.	6,772	24,331
Brambles, Ltd.	9,047	81,772
Caltex Australia, Ltd.	1,354	23,517
Challenger, Ltd.	3,557	16,574
CIMIC Group, Ltd.	622	19,542
Coca-Cola Amatil, Ltd.	2,673	19,170
Cochlear, Ltd.	322	46,738
Coles Group, Ltd. (a)	6,619	62,009
Commonwealth Bank of Australia	10,105	587,008
Computershare, Ltd.	2,914	33,148
Crown Resorts, Ltd.	2,269	19,824
CSL, Ltd.	2,583	389,713
Dexus REIT	6,057	55,171
Domino's Pizza Enterprises, Ltd. (b)	391	10,328
Flight Centre Travel Group, Ltd.	334	9,739
Fortescue Metals Group, Ltd. (b)	8,068	51,069
Goodman Group REIT	9,323	98,332
GPT Group REIT	9,987	43,101
Harvey Norman Holdings, Ltd. (b)	3,373	9,634
Incitec Pivot, Ltd.	8,585	20,544
Insurance Australia Group, Ltd.	13,446	77,939
LendLease Group	3,445	31,428
Macquarie Group, Ltd.	1,870	164,546
Medibank Pvt, Ltd.	15,139	37,077
Mirvac Group REIT	22,817	50,117
National Australia Bank, Ltd. (b)	15,819	296,618
Newcrest Mining, Ltd.	4,456	99,908
Orica, Ltd.	2,342	33,314
QBE Insurance Group, Ltd.	7,606	63,143
Ramsay Health Care, Ltd. (b)	780	39,542
REA Group, Ltd. (b)	322	21,702
Scentre Group REIT	30,910	83,294
SEEK, Ltd.	2,061	30,604
Sonic Healthcare, Ltd.	2,553	48,551
Stockland REIT	13,560	39,681
Suncorp Group, Ltd.	7,519	71,074
Sydney Airport	6,846	38,626
Tabcorp Holdings, Ltd.	11,559	36,096
Telstra Corp., Ltd.	24,229	65,460
TPG Telecom, Ltd.	2,232	10,087
Transurban Group Stapled Security	15,163	156,843
Security Description	Shares	Value
Treasury Wine Estates, Ltd.	4,183	$43,796
Vicinity Centres REIT	18,319	31,496
Wesfarmers, Ltd.	6,556	166,360
Westpac Banking Corp.	19,723	392,520
Woolworths Group, Ltd.	7,623	177,762
WorleyParsons, Ltd. (b)	1,886	19,469
		4,638,326
AUSTRIA — 0.2%
ANDRITZ AG	460	17,339
Erste Group Bank AG	1,747	64,937
Raiffeisen Bank International AG	969	22,765
Verbund AG	397	20,797
Voestalpine AG	715	22,123
		147,961
BELGIUM — 1.1%
Ageas	1,101	57,312
Anheuser-Busch InBev SA	4,489	397,924
Colruyt SA	327	18,992
Groupe Bruxelles Lambert SA	507	49,816
KBC Group NV	1,460	95,835
Proximus SADP	946	27,924
Solvay SA	460	47,722
Telenet Group Holding NV	322	17,968
UCB SA	717	59,540
Umicore SA (b)	1,199	38,505
		811,538
CHILE — 0.0% (c)
Antofagasta PLC	2,452	29,010
CHINA — 0.4%
Alcon, Inc. (a)	2,525	156,110
BeiGene, Ltd. ADR (a)	200	24,790
BOC Hong Kong Holdings, Ltd.	21,500	84,624
Yangzijiang Shipbuilding Holdings, Ltd.	16,100	18,207
		283,731
DENMARK — 1.9%
AP Moller - Maersk A/S Class A	24	27,904
AP Moller - Maersk A/S Class B	38	47,207
Carlsberg A/S Class B	621	82,453
Chr. Hansen Holding A/S	614	57,746
Coloplast A/S Class B	676	76,511
Danske Bank A/S	3,913	61,943
Demant A/S (a)(b)	592	18,436
DSV A/S	1,040	102,286
Genmab A/S (a)	345	63,536
H Lundbeck A/S	344	13,610
ISS A/S	1,038	31,374
Novo Nordisk A/S Class B	10,023	511,549
Novozymes A/S Class B	1,317	61,510
Orsted A/S (d)	1,105	95,697
Pandora A/S	692	24,654
Tryg A/S	642	20,904

See accompanying notes to schedules of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Vestas Wind Systems A/S	1,118	$96,720
		1,394,040
FINLAND — 1.3%
Elisa Oyj	877	42,855
Fortum Oyj	2,517	55,708
Kone Oyj Class B	1,964	116,080
Metso Oyj	560	22,033
Neste Oyj	2,443	83,018
Nokia Oyj	32,661	162,391
Nokian Renkaat Oyj	715	22,359
Nordea Bank Abp	17,581	127,752
Orion Oyj Class B	645	23,674
Sampo Oyj Class A	2,556	120,797
Stora Enso Oyj Class R	3,444	40,534
UPM-Kymmene Oyj	3,099	82,476
Wartsila OYJ Abp	2,445	35,515
		935,192
FRANCE — 10.8%
Accor SA	1,094	47,031
Aeroports de Paris	184	32,520
Air Liquide SA	2,446	342,756
Airbus SE	3,321	471,534
Alstom SA	946	43,954
Amundi SA (d)	368	25,731
Arkema SA	414	38,556
Atos SE	575	48,142
AXA SA	11,045	290,553
BioMerieux	252	20,906
BNP Paribas SA	6,407	304,730
Bollore SA	5,618	24,823
Bouygues SA	1,315	48,774
Bureau Veritas SA	1,736	42,940
Capgemini SE	927	115,437
Carrefour SA	3,354	64,856
Casino Guichard Perrachon SA (b)	345	11,787
Cie de Saint-Gobain	2,870	112,023
Cie Generale des Etablissements Michelin SCA	992	126,017
CNP Assurances	1,061	24,117
Covivio REIT	302	31,658
Credit Agricole SA	6,621	79,509
Danone SA	3,511	297,875
Dassault Aviation SA	13	18,713
Dassault Systemes SE	756	120,789
Edenred	1,403	71,674
Eiffage SA	458	45,345
EssilorLuxottica SA	1,600	209,084
Eurazeo SE	234	16,335
Eutelsat Communications SA	1,083	20,276
Faurecia SA	461	21,425
Gecina SA REIT	282	42,262
Getlink SE	2,562	41,109
Hermes International	179	129,279
ICADE REIT	174	15,971
Iliad SA (b)	161	18,107
Security Description	Shares	Value
Imerys SA	230	$12,211
Ingenico Group SA	357	31,622
Ipsen SA	231	31,568
JCDecaux SA	460	13,955
Kering SA	431	255,277
Klepierre SA REIT (b)	1,196	40,152
Legrand SA	1,544	113,059
L'Oreal SA	1,438	410,218
LVMH Moet Hennessy Louis Vuitton SE	1,600	682,005
Natixis SA	5,874	23,673
Orange SA	11,530	182,053
Pernod Ricard SA (b)	1,230	226,987
Peugeot SA	3,434	84,744
Publicis Groupe SA	1,252	66,199
Remy Cointreau SA	139	20,072
Renault SA	1,142	71,905
Safran SA	1,862	273,220
Sanofi	6,408	553,948
Sartorius Stedim Biotech	162	25,588
Schneider Electric SE	3,130	284,300
SCOR SE	898	39,433
SEB SA	120	21,605
Societe BIC SA (b)	127	9,697
Societe Generale SA (b)	4,881	123,510
Sodexo SA	528	61,812
Suez (b)	1,850	26,735
Teleperformance	323	64,812
Thales SA	618	76,466
Ubisoft Entertainment SA (a)	464	36,375
Unibail-Rodamco-Westfield	280	2,018
Unibail-Rodamco-Westfield REIT (b)	781	117,179
Valeo SA	1,392	45,337
Veolia Environnement SA	3,180	77,570
Vinci SA	2,896	297,015
Vivendi SA	5,324	146,785
Wendel SA	148	20,208
Worldline SA (a)(d)	479	34,911
		8,020,822
GERMANY — 9.3%
1&1 Drillisch AG	322	10,751
adidas AG	1,027	317,532
Allianz SE	2,423	584,974
Axel Springer SE	276	19,471
BASF SE	5,235	381,067
Bayer AG	5,314	368,784
Bayerische Motoren Werke AG	1,914	141,874
Bayerische Motoren Werke AG Preference Shares	346	21,514
Beiersdorf AG	572	68,755
Brenntag AG	855	42,170
Carl Zeiss Meditec AG	234	23,117
Commerzbank AG	5,851	42,104
Continental AG	635	92,721
Covestro AG (d)	1,012	51,527

See accompanying notes to schedules of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Daimler AG	5,178	$288,496
Delivery Hero SE (a)(d)	660	29,982
Deutsche Bank AG	11,390	87,943
Deutsche Boerse AG	1,077	152,575
Deutsche Lufthansa AG	1,506	25,846
Deutsche Post AG	5,614	184,764
Deutsche Telekom AG	18,992	329,007
Deutsche Wohnen SE	2,045	75,152
Evonik Industries AG	1,015	29,602
Fraport AG Frankfurt Airport Services Worldwide	253	21,782
Fresenius Medical Care AG & Co. KGaA	1,245	97,885
Fresenius SE & Co. KGaA	2,398	130,207
Fuchs Petrolub SE Preference Shares	437	17,209
GEA Group AG	880	25,054
Hannover Rueck SE	336	54,411
HeidelbergCement AG	877	71,069
Henkel AG & Co. KGaA Preference Shares	1,033	101,192
Henkel AG & Co. KGaA	605	55,635
HOCHTIEF AG	138	16,831
HUGO BOSS AG	339	22,584
Infineon Technologies AG	6,562	116,202
Innogy SE (d)(e)	47	2,232
Innogy SE (e)	776	33,272
KION Group AG	416	26,264
Knorr-Bremse AG	282	31,472
Lanxess AG	508	30,233
Merck KGaA	750	78,543
METRO AG	1,106	20,247
MTU Aero Engines AG	291	69,426
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	850	213,633
Porsche Automobil Holding SE Preference Shares	854	55,571
Puma SE	500	33,395
QIAGEN NV (a)	1,357	55,154
RWE AG	3,051	75,292
SAP SE	5,661	778,509
Sartorius AG Preference Shares	196	40,244
Siemens AG	4,366	520,071
Siemens Healthineers AG (d)	929	39,260
Symrise AG	761	73,351
Telefonica Deutschland Holding AG	4,668	13,061
ThyssenKrupp AG	2,295	33,519
TUI AG	2,624	25,795
Uniper SE	1,059	32,116
United Internet AG	761	25,098
Volkswagen AG	191	32,877
Volkswagen AG Preference Shares	1,072	180,946
Vonovia SE	2,880	137,749
Wirecard AG	684	115,322
Security Description	Shares	Value
Zalando SE (a)(d)	667	$29,639
		6,902,080
HONG KONG — 3.9%
AIA Group, Ltd.	69,600	750,566
ASM Pacific Technology, Ltd.	1,900	19,456
Bank of East Asia, Ltd.	7,580	21,200
CK Asset Holdings, Ltd.	15,000	117,408
CK Hutchison Holdings, Ltd.	15,500	152,768
CK Infrastructure Holdings, Ltd.	4,000	32,614
CLP Holdings, Ltd.	9,500	104,819
Dairy Farm International Holdings, Ltd.	1,800	12,870
Galaxy Entertainment Group, Ltd.	12,000	80,870
Hang Lung Properties, Ltd.	11,000	26,161
Hang Seng Bank, Ltd.	4,300	107,053
Henderson Land Development Co., Ltd.	8,250	45,461
HK Electric Investments & HK Electric Investments, Ltd.	15,000	15,360
HKT Trust & HKT, Ltd.	23,000	36,506
Hong Kong Exchanges & Clearing, Ltd.	6,744	238,079
Hongkong Land Holdings, Ltd.	6,900	44,436
Hysan Development Co., Ltd.	4,000	20,659
Jardine Matheson Holdings, Ltd.	1,300	81,926
Jardine Strategic Holdings, Ltd.	1,200	45,756
Kerry Properties, Ltd.	4,000	16,794
Link REIT	12,000	147,456
Melco Resorts & Entertainment, Ltd. ADR	1,176	25,543
MTR Corp., Ltd.	9,052	60,945
New World Development Co., Ltd.	35,389	55,354
NWS Holdings, Ltd.	8,530	17,535
PCCW, Ltd.	24,000	13,855
Power Assets Holdings, Ltd.	7,500	53,952
Sands China, Ltd.	14,000	66,931
Shangri-La Asia, Ltd.	8,000	10,086
Sino Land Co., Ltd.	17,511	29,363
SJM Holdings, Ltd.	14,000	15,931
Sun Hung Kai Properties, Ltd.	9,000	152,640
Swire Pacific, Ltd. Class A	2,500	30,720
Swire Properties, Ltd.	7,000	28,269
Techtronic Industries Co., Ltd.	8,000	61,235
WH Group, Ltd. (d)	55,000	55,757
Wharf Holdings, Ltd.	7,000	18,547
Wharf Real Estate Investment Co., Ltd.	7,000	49,325
Wheelock & Co., Ltd.	5,000	35,840
Yue Yuen Industrial Holdings, Ltd.	3,500	9,587
		2,909,633
IRELAND — 0.8%
AerCap Holdings NV (a)	773	40,204
AIB Group PLC	4,959	20,308
Bank of Ireland Group PLC	5,741	30,048
CRH PLC	4,598	150,227

See accompanying notes to schedules of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
DCC PLC	554	$49,496
Flutter Entertainment PLC	481	36,229
James Hardie Industries PLC	2,421	31,770
Kerry Group PLC Class A	921	110,128
Kingspan Group PLC	901	49,004
Smurfit Kappa Group PLC	1,385	41,970
		559,384
ISRAEL — 0.7%
Azrieli Group, Ltd.	276	18,495
Bank Hapoalim BM	6,946	51,532
Bank Leumi Le-Israel BM	9,287	67,077
Check Point Software Technologies, Ltd. (a)(b)	706	81,621
CyberArk Software, Ltd. (a)	200	25,568
Elbit Systems, Ltd.	140	20,844
Israel Chemicals, Ltd.	3,192	16,727
Israel Discount Bank, Ltd. Class A	6,778	27,689
Mizrahi Tefahot Bank, Ltd.	876	20,207
Nice, Ltd. (a)	368	50,053
Teva Pharmaceutical Industries, Ltd. ADR (a)	1,105	10,199
Teva Pharmaceutical Industries, Ltd. (a)	5,236	48,006
Wix.com, Ltd. (a)	300	42,630
		480,648
ITALY — 1.5%
Assicurazioni Generali SpA	6,380	120,317
Atlantia SpA	2,780	72,530
Davide Campari-Milano SpA	3,542	34,750
Ferrari NV	712	115,786
FinecoBank Banca Fineco SpA	3,014	33,671
Intesa Sanpaolo SpA	84,502	181,106
Leonardo SpA	2,523	32,022
Mediobanca Banca di Credito Finanziario SpA	3,538	36,527
Moncler SpA	1,094	46,844
Pirelli & C SpA (d)	2,101	12,437
Poste Italiane SpA (d)	3,260	34,378
Prysmian SpA (b)	1,404	29,020
Recordati SpA	646	26,969
Snam SpA	12,120	60,330
Telecom Italia SpA (a)(e)	53,118	29,048
Telecom Italia SpA (e)	37,685	19,574
Terna Rete Elettrica Nazionale SpA	8,222	52,434
UniCredit SpA	11,617	143,222
		1,080,965
JAPAN — 25.1%
ABC-Mart, Inc.	200	13,031
Acom Co., Ltd.	2,400	8,643
Advantest Corp.	1,200	33,024
Aeon Co., Ltd.	3,600	61,849
AEON Financial Service Co., Ltd.	500	8,052
Aeon Mall Co., Ltd.	600	9,033
AGC, Inc.	1,000	34,574
Security Description	Shares	Value
Air Water, Inc.	800	$13,692
Aisin Seiki Co., Ltd.	900	30,991
Ajinomoto Co., Inc.	2,600	45,079
Alfresa Holdings Corp.	1,000	24,671
Alps Alpine Co., Ltd.	1,100	18,541
Amada Holdings Co., Ltd.	1,800	20,265
ANA Holdings, Inc.	700	23,182
Aozora Bank, Ltd.	600	14,401
Asahi Group Holdings, Ltd.	2,100	94,436
Asahi Intecc Co., Ltd.	1,200	29,560
Asahi Kasei Corp.	7,500	79,949
Astellas Pharma, Inc.	10,700	152,446
Bandai Namco Holdings, Inc.	1,200	58,251
Bank of Kyoto, Ltd.	200	7,732
Benesse Holdings, Inc.	300	6,983
Bridgestone Corp. (b)	3,300	129,929
Brother Industries, Ltd.	1,300	24,554
Calbee, Inc.	500	13,495
Canon, Inc. (b)	5,800	169,360
Casio Computer Co., Ltd.	900	11,177
Central Japan Railway Co.	800	160,238
Chiba Bank, Ltd.	3,400	16,599
Chubu Electric Power Co., Inc.	3,400	47,699
Chugai Pharmaceutical Co., Ltd. (b)	1,300	84,945
Chugoku Electric Power Co., Inc.	1,700	21,428
Coca-Cola Bottlers Japan Holdings, Inc. (b)	600	15,198
Concordia Financial Group, Ltd.	6,900	25,681
Credit Saison Co., Ltd.	1,100	12,875
CyberAgent, Inc.	500	18,122
Dai Nippon Printing Co., Ltd.	1,500	31,966
Daicel Corp.	1,600	14,227
Daifuku Co., Ltd.	600	33,692
Dai-ichi Life Holdings, Inc.	6,200	93,512
Daiichi Sankyo Co., Ltd.	3,300	172,596
Daikin Industries, Ltd.	1,400	182,764
Daito Trust Construction Co., Ltd.	400	50,993
Daiwa House Industry Co., Ltd.	3,200	93,291
Daiwa House REIT Investment Corp.	9	21,727
Daiwa Securities Group, Inc.	8,400	36,808
Denso Corp.	2,400	100,976
Dentsu, Inc. (b)	1,300	45,368
Disco Corp.	200	32,820
East Japan Railway Co.	1,800	168,405
Eisai Co., Ltd.	1,400	79,148
FamilyMart UNY Holdings Co., Ltd.	1,400	33,421
FANUC Corp.	1,100	203,481
Fast Retailing Co., Ltd.	300	181,353
Fuji Electric Co., Ltd.	800	27,585
FUJIFILM Holdings Corp.	2,100	106,481
Fujitsu, Ltd.	1,100	76,696
Fukuoka Financial Group, Inc.	900	16,431
GMO Payment Gateway, Inc.	200	13,755
Hakuhodo DY Holdings, Inc.	1,500	25,255

See accompanying notes to schedules of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Hamamatsu Photonics KK	800	$31,149
Hankyu Hanshin Holdings, Inc.	1,300	46,575
Hikari Tsushin, Inc.	100	21,803
Hino Motors, Ltd.	1,600	13,469
Hirose Electric Co., Ltd.	205	22,871
Hisamitsu Pharmaceutical Co., Inc.	300	11,848
Hitachi Chemical Co., Ltd.	600	16,295
Hitachi Construction Machinery Co., Ltd.	700	18,205
Hitachi High-Technologies Corp.	300	15,426
Hitachi Metals, Ltd.	1,100	12,425
Hitachi, Ltd.	5,600	205,257
Honda Motor Co., Ltd.	9,300	240,398
Hoshizaki Corp.	300	22,332
Hoya Corp.	2,200	168,543
Hulic Co., Ltd. (b)	1,800	14,468
IHI Corp.	800	19,283
Iida Group Holdings Co., Ltd.	800	12,920
Isetan Mitsukoshi Holdings, Ltd. (b)	1,800	14,602
Isuzu Motors, Ltd.	3,300	37,582
ITOCHU Corp.	7,800	149,173
Itochu Techno-Solutions Corp.	600	15,381
J Front Retailing Co., Ltd.	1,400	16,048
Japan Airlines Co., Ltd.	600	19,174
Japan Airport Terminal Co., Ltd.	300	12,795
Japan Exchange Group, Inc.	2,900	46,081
Japan Post Bank Co., Ltd.	2,300	23,354
Japan Post Holdings Co., Ltd.	9,100	103,044
Japan Prime Realty Investment Corp. REIT (b)	5	21,673
Japan Real Estate Investment Corp. REIT	7	42,621
Japan Retail Fund Investment Corp. REIT	16	32,374
Japan Tobacco, Inc. (b)	6,900	152,391
JFE Holdings, Inc.	2,800	41,127
JGC Corp. (b)	1,300	17,834
JSR Corp.	1,100	17,367
JTEKT Corp.	1,300	15,758
Kajima Corp.	2,500	34,296
Kakaku.com, Inc.	800	15,445
Kamigumi Co., Ltd.	500	11,834
Kaneka Corp.	200	7,518
Kansai Electric Power Co., Inc.	4,100	46,978
Kansai Paint Co., Ltd.	900	18,870
Kao Corp.	2,800	213,366
Kawasaki Heavy Industries, Ltd.	800	18,808
KDDI Corp.	10,100	257,187
Keihan Holdings Co., Ltd.	600	26,146
Keikyu Corp.	1,300	22,383
Keio Corp.	600	39,484
Keisei Electric Railway Co., Ltd.	800	29,144
Keyence Corp.	500	306,896
Kikkoman Corp.	900	39,178
Kintetsu Group Holdings Co., Ltd.	1,000	47,893
Kirin Holdings Co., Ltd.	4,700	101,359
Security Description	Shares	Value
Kobayashi Pharmaceutical Co., Ltd. (b)	300	$21,468
Kobe Steel, Ltd.	1,600	10,470
Koito Manufacturing Co., Ltd.	600	32,022
Komatsu, Ltd.	5,300	127,901
Konami Holdings Corp.	500	23,436
Konica Minolta, Inc.	2,900	28,236
Kose Corp.	200	33,544
Kubota Corp.	5,800	96,523
Kuraray Co., Ltd. (b)	1,900	22,696
Kurita Water Industries, Ltd.	400	9,931
Kyocera Corp.	1,800	117,533
Kyowa Hakko Kirin Co., Ltd. (b)	1,300	23,396
Kyushu Electric Power Co., Inc.	2,300	22,586
Kyushu Railway Co.	949	27,658
Lawson, Inc.	300	14,396
LINE Corp. (a)(b)	400	11,194
Lion Corp. (b)	1,300	24,217
LIXIL Group Corp.	1,600	25,305
M3, Inc.	2,300	42,034
Makita Corp.	1,200	40,765
Marubeni Corp.	8,900	58,898
Marui Group Co., Ltd.	1,100	22,400
Maruichi Steel Tube, Ltd. (b)	300	8,334
Mazda Motor Corp.	3,400	35,486
McDonald's Holdings Co. Japan, Ltd. (b)	400	17,635
Mebuki Financial Group, Inc.	5,100	13,301
Medipal Holdings Corp.	900	19,873
MEIJI Holdings Co., Ltd.	600	42,881
MINEBEA MITSUMI, Inc.	2,000	33,878
MISUMI Group, Inc.	1,700	42,634
Mitsubishi Chemical Holdings Corp.	7,200	50,294
Mitsubishi Corp.	7,700	202,970
Mitsubishi Electric Corp.	10,500	138,291
Mitsubishi Estate Co., Ltd.	6,800	126,545
Mitsubishi Gas Chemical Co., Inc.	800	10,663
Mitsubishi Heavy Industries, Ltd.	1,800	78,372
Mitsubishi Materials Corp.	600	17,069
Mitsubishi Motors Corp. (b)	3,600	17,242
Mitsubishi Tanabe Pharma Corp.	1,500	16,707
Mitsubishi UFJ Financial Group, Inc.	70,900	336,930
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,900	10,070
Mitsui & Co., Ltd.	9,500	154,659
Mitsui Chemicals, Inc.	1,000	24,754
Mitsui Fudosan Co., Ltd.	5,100	123,666
Mitsui OSK Lines, Ltd.	700	16,756
Mizuho Financial Group, Inc.	137,100	198,639
MonotaRO Co., Ltd.	700	17,061
MS&AD Insurance Group Holdings, Inc.	2,700	85,706
Murata Manufacturing Co., Ltd.	3,300	148,246
Nabtesco Corp. (b)	700	19,452
Nagoya Railroad Co., Ltd.	1,000	27,668

See accompanying notes to schedules of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
NEC Corp.	1,400	$55,096
Nexon Co., Ltd. (a)	2,900	42,044
NGK Insulators, Ltd.	1,600	23,330
NGK Spark Plug Co., Ltd.	800	15,014
NH Foods, Ltd.	500	21,417
Nidec Corp.	1,300	177,673
Nikon Corp.	1,900	26,876
Nintendo Co., Ltd.	700	256,571
Nippon Building Fund, Inc. REIT	8	54,799
Nippon Electric Glass Co., Ltd.	500	12,665
Nippon Express Co., Ltd.	400	21,273
Nippon Paint Holdings Co., Ltd.	900	34,917
Nippon Prologis REIT, Inc.	11	25,412
Nippon Steel Corp.	4,600	78,944
Nippon Telegraph & Telephone Corp.	3,700	172,294
Nippon Yusen KK	900	14,443
Nissan Chemical Corp.	700	31,544
Nissan Motor Co., Ltd.	13,400	95,967
Nisshin Seifun Group, Inc.	1,100	25,106
Nissin Foods Holdings Co., Ltd.	300	19,324
Nitori Holdings Co., Ltd.	500	66,271
Nitto Denko Corp.	900	44,415
Nomura Holdings, Inc.	19,300	67,964
Nomura Real Estate Holdings, Inc.	800	17,197
Nomura Real Estate Master Fund, Inc. REIT	23	35,373
Nomura Research Institute, Ltd.	2,100	33,662
NSK, Ltd.	2,300	20,494
NTT Data Corp.	3,500	46,617
NTT DOCOMO, Inc.	7,600	177,232
Obayashi Corp.	3,800	37,422
Obic Co., Ltd.	400	45,294
Odakyu Electric Railway Co., Ltd.	1,600	39,161
Oji Holdings Corp.	5,000	28,866
Olympus Corp.	6,800	75,485
Omron Corp.	1,100	57,379
Ono Pharmaceutical Co., Ltd.	2,300	41,244
Oracle Corp. Japan	200	14,609
Oriental Land Co., Ltd.	1,200	148,580
ORIX Corp.	7,700	114,921
Osaka Gas Co., Ltd.	2,200	38,327
Otsuka Corp.	600	24,141
Otsuka Holdings Co., Ltd. (b)	2,300	75,058
Pan Pacific International Holdings Corp.	600	38,092
Panasonic Corp.	12,700	105,806
Park24 Co., Ltd.	700	16,301
PeptiDream, Inc. (a)	500	25,571
Persol Holdings Co., Ltd. (b)	1,100	25,841
Pigeon Corp.	700	28,165
Pola Orbis Holdings, Inc.	500	13,969
Rakuten, Inc.	5,100	60,590
Recruit Holdings Co., Ltd.	6,800	226,835
Renesas Electronics Corp. (a)(b)	4,800	23,835
Resona Holdings, Inc.	12,200	50,797
Security Description	Shares	Value
Ricoh Co., Ltd.	3,900	$38,949
Rinnai Corp.	200	12,716
Rohm Co., Ltd.	500	33,599
Ryohin Keikaku Co., Ltd.	100	18,062
Sankyo Co., Ltd.	300	10,859
Santen Pharmaceutical Co., Ltd.	2,300	38,106
SBI Holdings, Inc.	1,400	34,656
Secom Co., Ltd.	1,200	103,293
Sega Sammy Holdings, Inc.	1,100	13,365
Seibu Holdings, Inc.	1,100	18,337
Seiko Epson Corp.	1,500	23,738
Sekisui Chemical Co., Ltd.	2,300	34,541
Sekisui House, Ltd.	3,700	60,974
Seven & i Holdings Co., Ltd.	4,300	145,595
Seven Bank, Ltd.	2,900	7,591
SG Holdings Co., Ltd.	800	22,684
Sharp Corp.	1,000	10,971
Shimadzu Corp. (b)	1,200	29,426
Shimamura Co., Ltd.	100	7,472
Shimano, Inc.	400	59,514
Shimizu Corp.	3,200	26,583
Shin-Etsu Chemical Co., Ltd.	2,100	195,596
Shinsei Bank, Ltd.	700	10,870
Shionogi & Co., Ltd.	1,500	86,444
Shiseido Co., Ltd. (b)	2,300	173,365
Shizuoka Bank, Ltd.	2,300	16,950
Showa Denko KK	700	20,596
SMC Corp.	300	111,853
Softbank Corp. (b)	9,800	127,298
SoftBank Group Corp.	9,400	450,631
Sohgo Security Services Co., Ltd.	400	18,452
Sompo Holdings, Inc.	1,900	73,379
Sony Corp.	7,300	382,684
Sony Financial Holdings, Inc.	900	21,619
Stanley Electric Co., Ltd.	800	19,662
Subaru Corp.	3,600	87,511
SUMCO Corp. (b)	1,400	16,659
Sumitomo Chemical Co., Ltd.	8,000	37,126
Sumitomo Corp.	6,900	104,550
Sumitomo Dainippon Pharma Co., Ltd.	1,000	18,962
Sumitomo Electric Industries, Ltd.	4,200	55,141
Sumitomo Heavy Industries, Ltd.	700	24,072
Sumitomo Metal Mining Co., Ltd.	1,400	41,828
Sumitomo Mitsui Financial Group, Inc.	7,600	268,476
Sumitomo Mitsui Trust Holdings, Inc.	1,900	68,883
Sumitomo Realty & Development Co., Ltd.	1,900	67,860
Sumitomo Rubber Industries, Ltd. (b)	1,100	12,721
Sundrug Co., Ltd.	400	10,826
Suntory Beverage & Food, Ltd.	800	34,787
Suzuken Co., Ltd.	400	23,464
Suzuki Motor Corp.	2,100	98,704

See accompanying notes to schedules of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Sysmex Corp.	900	$58,700
T&D Holdings, Inc.	3,300	35,821
Taiheiyo Cement Corp.	600	18,155
Taisei Corp.	1,200	43,605
Taisho Pharmaceutical Holdings Co., Ltd.	200	15,352
Taiyo Nippon Sanso Corp.	700	14,865
Takeda Pharmaceutical Co., Ltd.	8,508	301,894
TDK Corp.	700	54,186
Teijin, Ltd.	1,200	20,460
Terumo Corp.	3,600	107,258
THK Co., Ltd. (b)	600	14,340
Tobu Railway Co., Ltd.	1,000	29,144
Toho Co., Ltd.	700	29,757
Toho Gas Co., Ltd.	400	14,721
Tohoku Electric Power Co., Inc.	2,300	23,248
Tokio Marine Holdings, Inc.	3,700	185,412
Tokyo Century Corp.	200	8,437
Tokyo Electric Power Co. Holdings, Inc. (a)	8,200	42,773
Tokyo Electron, Ltd.	900	126,304
Tokyo Gas Co., Ltd.	2,200	51,815
Tokyu Corp.	2,900	51,438
Tokyu Fudosan Holdings Corp.	4,000	22,090
Toppan Printing Co., Ltd.	1,500	22,763
Toray Industries, Inc.	8,100	61,588
Toshiba Corp.	3,200	99,647
Tosoh Corp.	1,600	22,499
TOTO, Ltd.	800	31,595
Toyo Seikan Group Holdings, Ltd.	900	17,860
Toyo Suisan Kaisha, Ltd.	500	20,605
Toyoda Gosei Co., Ltd.	300	5,850
Toyota Industries Corp.	800	44,032
Toyota Motor Corp.	13,200	819,395
Toyota Tsusho Corp.	1,300	39,396
Trend Micro, Inc.	700	31,219
Tsuruha Holdings, Inc.	200	18,489
Unicharm Corp.	2,300	69,252
United Urban Investment Corp. REIT	17	28,496
USS Co., Ltd.	1,400	27,587
Welcia Holdings Co., Ltd.	300	12,210
West Japan Railway Co.	900	72,809
Yahoo! Japan Corp.	16,800	49,274
Yakult Honsha Co., Ltd.	700	41,257
Yamada Denki Co., Ltd.	3,300	14,610
Yamaha Corp.	800	38,017
Yamaha Motor Co., Ltd. (b)	1,700	30,216
Yamato Holdings Co., Ltd.	1,800	36,605
Yamazaki Baking Co., Ltd.	700	10,584
Yaskawa Electric Corp. (b)	1,300	44,162
Yokogawa Electric Corp.	1,400	27,444
Yokohama Rubber Co., Ltd.	500	9,189
ZOZO, Inc.	1,200	22,487
		18,704,393
Security Description	Shares	Value
LUXEMBOURG — 0.3%
ArcelorMittal	3,838	$68,777
Aroundtown SA	4,544	37,496
Eurofins Scientific SE (b)	68	30,123
Millicom International Cellular SA SDR	415	23,371
RTL Group SA	253	12,977
SES SA	2,270	35,545
Tenaris SA	2,936	38,484
		246,773
MACAU — 0.0% (c)
MGM China Holdings, Ltd.	5,600	9,519
Wynn Macau, Ltd.	9,200	20,608
		30,127
MEXICO — 0.0% (c)
Fresnillo PLC	1,406	15,572
NETHERLANDS — 3.1%
ABN AMRO Bank NV (d)	2,512	53,823
Adyen NV (a)(d)	63	48,686
Aegon NV	10,392	51,811
Akzo Nobel NV	1,293	121,685
ASML Holding NV	2,453	513,274
EXOR NV	599	42,020
Heineken Holding NV	686	72,106
Heineken NV	1,470	164,290
ING Groep NV	22,143	257,107
Koninklijke Ahold Delhaize NV	6,893	155,252
Koninklijke DSM NV	1,041	128,863
Koninklijke KPN NV	20,781	63,897
Koninklijke Philips NV	5,265	228,949
Koninklijke Vopak NV	437	20,180
NN Group NV	1,850	74,580
NXP Semiconductors NV	1,688	164,766
Randstad NV	738	40,593
Wolters Kluwer NV	1,580	115,191
		2,317,073
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)	4,464	43,984
Auckland International Airport, Ltd.	5,354	35,421
Fisher & Paykel Healthcare Corp., Ltd.	3,481	36,146
Fletcher Building, Ltd.	5,185	16,890
Meridian Energy, Ltd.	8,015	25,570
Ryman Healthcare, Ltd.	2,436	19,225
Spark New Zealand, Ltd.	11,455	30,775
		208,011
NORWAY — 0.6%
DNB ASA	5,677	105,669
Gjensidige Forsikring ASA	1,268	25,550
Mowi ASA	2,451	57,336
Norsk Hydro ASA	8,419	30,117
Orkla ASA	4,450	39,500
Schibsted ASA Class B	570	14,868

See accompanying notes to schedules of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Telenor ASA	4,358	$92,568
Yara International ASA	983	47,709
		413,317
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	14,492	55,154
Jeronimo Martins SGPS SA	1,592	25,681
		80,835
RUSSIA — 0.0% (c)
Evraz PLC	2,942	24,907
SINGAPORE — 1.4%
Ascendas Real Estate Investment Trust	13,600	31,362
CapitaLand Commercial Trust REIT	15,994	25,653
CapitaLand Mall Trust REIT	16,100	31,297
CapitaLand, Ltd.	14,100	36,788
City Developments, Ltd.	2,300	16,099
ComfortDelGro Corp., Ltd.	13,800	27,132
DBS Group Holdings, Ltd.	10,173	195,196
Genting Singapore, Ltd.	36,900	25,092
Golden Agri-Resources, Ltd.	29,400	6,302
Jardine Cycle & Carriage, Ltd.	400	10,711
Keppel Corp., Ltd.	8,000	39,381
Oversea-Chinese Banking Corp., Ltd.	18,135	152,806
SATS, Ltd.	4,200	16,205
Sembcorp Industries, Ltd.	6,900	12,291
Singapore Airlines, Ltd.	3,200	21,925
Singapore Exchange, Ltd.	4,600	26,928
Singapore Press Holdings, Ltd. (b)	9,200	16,592
Singapore Technologies Engineering, Ltd.	9,200	28,152
Singapore Telecommunications, Ltd.	47,400	122,621
Suntec Real Estate Investment Trust	11,200	16,060
United Overseas Bank, Ltd.	7,371	142,359
UOL Group, Ltd.	2,823	15,753
Venture Corp., Ltd.	1,400	16,856
Wilmar International, Ltd.	11,500	31,450
		1,065,011
SOUTH AFRICA — 0.0% (c)
Investec PLC	3,885	25,266
SPAIN — 3.0%
Abertis Infraestructuras SA (a)	177	1,498
ACS Actividades de Construccion y Servicios SA	1,407	56,256
Aena SME SA (d)	379	75,229
Amadeus IT Group SA	2,534	201,019
Banco Bilbao Vizcaya Argentaria SA	37,909	212,271
Banco de Sabadell SA	33,091	34,330
Banco Santander SA	92,608	430,338
Bankia SA (b)	7,210	17,062
Bankinter SA	4,229	29,175
CaixaBank SA	20,604	59,082
Cellnex Telecom SA (a)(d)	1,131	41,911
Security Description	Shares	Value
Enagas SA	1,247	$33,329
Endesa SA (b)	1,782	45,883
Ferrovial SA	2,739	70,213
Grifols SA	1,675	49,595
Iberdrola SA	33,436	333,782
Industria de Diseno Textil SA	6,309	190,035
Mapfre SA (b)	6,754	19,775
Naturgy Energy Group SA	1,748	48,233
Red Electrica Corp. SA	2,451	51,121
Siemens Gamesa Renewable Energy SA	1,266	21,078
Telefonica SA	26,568	218,476
		2,239,691
SWEDEN — 2.6%
Alfa Laval AB	1,851	40,419
Assa Abloy AB Class B	5,820	131,665
Atlas Copco AB Class A	3,792	121,302
Atlas Copco AB Class B	2,263	64,976
Boliden AB	1,469	37,595
Electrolux AB Class B	1,313	33,581
Epiroc AB Class A	3,731	38,878
Epiroc AB Class B	2,165	21,463
Essity AB Class B	3,523	108,368
Hennes & Mauritz AB Class B	4,678	83,373
Hexagon AB Class B	1,503	83,523
Husqvarna AB Class B	2,589	24,238
ICA Gruppen AB (b)	506	21,771
Industrivarden AB Class C	1,014	22,492
Investor AB Class B	2,644	127,125
Kinnevik AB Class B	1,499	39,017
L E Lundbergforetagen AB Class B	406	15,210
Sandvik AB	6,372	117,163
Securitas AB Class B	1,709	30,005
Skandinaviska Enskilda Banken AB Class A	9,522	88,178
Skanska AB Class B	1,861	33,637
SKF AB Class B (b)	2,206	40,598
Svenska Handelsbanken AB Class A	8,858	87,719
Swedbank AB Class A	5,257	79,012
Swedish Match AB	1,059	44,742
Tele2 AB Class B	2,998	43,783
Telefonaktiebolaget LM Ericsson Class B	17,837	169,369
Telia Co. AB	16,253	72,242
Volvo AB Class B	8,649	137,358
		1,958,802
SWITZERLAND — 10.1%
ABB, Ltd.	10,642	213,822
Adecco Group AG	946	56,915
Baloise Holding AG	284	50,334
Barry Callebaut AG	14	28,115
Chocoladefabriken Lindt & Spruengli AG (e)	6	43,723
Chocoladefabriken Lindt & Spruengli AG (e)	1	81,436

See accompanying notes to schedules of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Cie Financiere Richemont SA	3,023	$256,846
Clariant AG (a)	1,171	23,834
Coca-Cola HBC AG (a)	1,130	42,742
Credit Suisse Group AG	14,505	174,134
Dufry AG (a)	204	17,299
EMS-Chemie Holding AG	46	29,888
Ferguson PLC	1,306	93,080
Geberit AG	215	100,554
Givaudan SA	52	146,987
Julius Baer Group, Ltd.	1,301	57,991
Kuehne + Nagel International AG	301	44,733
LafargeHolcim, Ltd.	2,870	140,321
Lonza Group AG	422	142,571
Nestle SA	17,633	1,827,683
Novartis AG	12,484	1,142,126
Pargesa Holding SA	207	15,976
Partners Group Holding AG	109	85,747
Roche Holding AG	4,046	1,139,727
Schindler Holding AG (e)	238	53,043
Schindler Holding AG (e)	108	23,616
SGS SA	31	79,074
Sika AG	737	125,933
Sonova Holding AG	322	73,251
STMicroelectronics NV	3,998	71,026
Straumann Holding AG	57	50,359
Swatch Group AG (e)	162	46,440
Swatch Group AG (e)	300	16,262
Swiss Life Holding AG	193	95,768
Swiss Prime Site AG	438	38,297
Swiss Re AG	1,758	178,937
Swisscom AG	147	73,892
Temenos AG	359	64,307
UBS Group AG	21,947	261,113
Vifor Pharma AG	277	40,073
Zurich Insurance Group AG	862	300,506
		7,548,481
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC (b)	546	16,698
UNITED KINGDOM — 14.5%
3i Group PLC	5,647	80,027
Admiral Group PLC	1,108	31,136
Ashtead Group PLC	2,647	75,934
Associated British Foods PLC	2,067	64,793
AstraZeneca PLC	7,233	592,646
Auto Trader Group PLC (d)	5,230	36,463
Aviva PLC	22,063	116,951
BAE Systems PLC	18,379	115,879
Barclays PLC	99,549	189,791
Barratt Developments PLC	5,608	40,868
Berkeley Group Holdings PLC	690	32,764
British American Tobacco PLC	13,088	457,904
British Land Co. PLC REIT	5,447	37,324
BT Group PLC	48,966	122,432
Bunzl PLC	1,905	50,357
Security Description	Shares	Value
Burberry Group PLC	2,441	$57,846
Carnival PLC	958	42,418
CNH Industrial NV	5,939	60,992
Coca-Cola European Partners PLC	1,385	77,206
Compass Group PLC	9,014	216,479
Croda International PLC	713	46,461
Diageo PLC	13,931	599,983
Direct Line Insurance Group PLC	7,517	31,743
easyJet PLC	991	12,022
Experian PLC	5,161	156,591
Fiat Chrysler Automobiles NV	6,108	85,320
G4S PLC	9,709	25,702
GlaxoSmithKline PLC	28,342	568,693
GVC Holdings PLC	2,868	23,791
Halma PLC	2,211	56,842
Hargreaves Lansdown PLC	1,644	40,152
HSBC Holdings PLC	115,470	965,372
Imperial Brands PLC	5,529	129,955
Informa PLC	7,020	74,602
InterContinental Hotels Group PLC	971	63,915
Intertek Group PLC	938	65,682
ITV PLC	22,700	31,202
J Sainsbury PLC	10,263	25,594
John Wood Group PLC	4,122	23,712
Johnson Matthey PLC	1,073	45,461
Kingfisher PLC	12,609	34,486
Land Securities Group PLC REIT	4,102	43,498
Legal & General Group PLC	34,589	118,638
Lloyds Banking Group PLC	406,409	292,704
London Stock Exchange Group PLC	1,818	126,933
Marks & Spencer Group PLC	10,681	28,642
Meggitt PLC	4,856	32,384
Melrose Industries PLC	28,787	66,258
Merlin Entertainments PLC (d)	4,433	25,338
Micro Focus International PLC	1,995	52,406
Mondi PLC	2,035	46,360
National Grid PLC	19,380	206,149
Next PLC	801	56,334
Ocado Group PLC (a)	2,647	39,314
Pearson PLC (b)	4,555	47,502
Persimmon PLC	1,794	45,596
Prudential PLC	14,771	322,592
Reckitt Benckiser Group PLC	4,060	321,088
RELX PLC (e)	5,599	136,068
RELX PLC (e)	5,572	135,030
Rentokil Initial PLC	10,769	54,480
Rio Tinto PLC	6,500	403,742
Rio Tinto, Ltd. (b)	2,162	157,423
Rolls-Royce Holdings PLC	9,862	105,482
Royal Bank of Scotland Group PLC	27,689	77,457
RSA Insurance Group PLC	5,674	41,652
Sage Group PLC	6,064	61,926
Schroders PLC	729	28,298
Segro PLC REIT	6,440	59,849
Severn Trent PLC	1,301	33,910
Smith & Nephew PLC	5,090	110,451

See accompanying notes to schedules of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Smiths Group PLC	2,189	$43,600
Spirax-Sarco Engineering PLC	429	50,149
St James's Place PLC	2,926	40,889
Standard Chartered PLC	16,371	148,806
Standard Life Aberdeen PLC	13,616	51,051
Taylor Wimpey PLC	18,099	36,337
Tesco PLC	55,557	160,294
Unilever NV	8,318	507,349
Unilever PLC	6,330	394,310
United Utilities Group PLC	3,763	37,490
Vodafone Group PLC	152,064	250,275
Weir Group PLC	1,387	27,299
Whitbread PLC	1,051	61,918
Wm Morrison Supermarkets PLC	13,888	35,598
WPP PLC	7,383	93,043
		10,823,403
UNITED STATES — 0.0% (c)
International Flavors & Fragrances, Inc.	1	109
TOTAL COMMON STOCKS (Cost $73,101,895)		73,911,799

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 07/11/19) (a) (Cost: $2,309)	1,407	2,211
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	65,145	65,145
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (h) (i)	1,214,497	$1,214,497
TOTAL SHORT-TERM INVESTMENTS (Cost $1,279,642)		1,279,642
TOTAL INVESTMENTS — 100.9% (Cost $74,383,846)		75,193,652
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(699,871)
NET ASSETS — 100.0%		$74,493,781
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$73,910,301	$1,498	$—	$73,911,799
Rights	2,211	—	—	2,211
Short-Term Investments	1,279,642	—	—	1,279,642
TOTAL INVESTMENTS	$75,192,154	$1,498	$—	$75,193,652
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,515	$16,515	$2,848,529	$2,799,899	$—	$—	65,145	$65,145	$1,301
See accompanying notes to schedules of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Navigator Securities Lending Government Money Market Portfolio	1,469,041	$1,469,041	$6,901,433	$8,370,474	$—	$—	—	$—	$5,310
State Street Navigator Securities Lending Portfolio III	—	—	7,235,125	6,020,628	—	—	1,214,497	1,214,497	8,400
Total		$1,485,556	$16,985,087	$17,191,001	$—	$—		$1,279,642	$15,011
See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BRAZIL — 7.4%
Ambev SA	75,638	$353,062
B3 SA - Brasil Bolsa Balcao	33,383	326,283
Banco Bradesco SA Preference Shares	67,805	667,674
Banco Bradesco SA	15,143	132,163
Banco do Brasil SA	196	2,759
Banco Santander Brasil SA	4,012	47,587
BB Seguridade Participacoes SA	12,099	102,218
Braskem SA Class A, Preference Shares (a)	3,682	33,653
CCR SA	255	909
Cia Brasileira de Distribuicao Preference Shares	1,290	31,868
Cia Siderurgica Nacional SA	16,721	72,902
Cosan SA	5,451	65,637
Embraer SA	20,157	102,083
Equatorial Energia SA	6,050	144,910
Gerdau SA Preference Shares	10,905	43,248
Itau Unibanco Holding SA Preference Shares	69,553	658,028
Itausa - Investimentos Itau SA Preference Shares	72,118	242,548
Itausa - Investimentos Itau SA	3	10
JBS SA	20,812	115,229
Klabin SA	6,879	29,346
Localiza Rent a Car SA	9,263	99,043
Lojas Americanas SA Preference Shares	16,708	71,799
Lojas Renner SA	18,215	224,133
Magazine Luiza SA	1,783	98,216
Rumo SA (a)	15,194	82,181
Suzano SA	5,943	50,938
Telefonica Brasil SA Preference Shares	10,080	131,265
Vale SA	42,448	573,925
WEG SA	23,589	131,465
		4,635,082
CHILE — 1.0%
Banco Santander Chile	2,353,397	175,045
Cencosud SA	33,006	64,656
Empresas CMPC SA	55,830	152,948
Enel Americas SA	604,041	106,324
SACI Falabella	20,483	133,493
		632,466
CHINA — 29.9%
3SBio, Inc. (a)(b)(c)	20,000	34,355
58.com, Inc. ADR (a)	2,244	139,509
AAC Technologies Holdings, Inc.	9,500	53,930
Agricultural Bank of China, Ltd. Class H	244,000	102,129
Alibaba Group Holding, Ltd. ADR (a)	16,816	2,849,471
Security Description	Shares	Value
Anhui Conch Cement Co., Ltd. Class H	19,000	$119,046
ANTA Sports Products, Ltd.	17,000	116,742
Autohome, Inc. ADR (a)(c)	401	34,334
Baidu, Inc. ADR (a)	4,040	474,134
Bank of China, Ltd. Class H	1,069,000	451,546
Bank of Communications Co., Ltd. Class H	141,000	107,025
Beijing Enterprises Holdings, Ltd.	20,000	101,632
Beijing Enterprises Water Group, Ltd.	160,000	95,027
Brilliance China Automotive Holdings, Ltd.	20,000	22,118
BYD Co., Ltd. Class H (c)	20,000	120,704
CGN Power Co., Ltd. Class H (b)	344,000	94,669
China Cinda Asset Management Co., Ltd. Class H	284,000	65,434
China CITIC Bank Corp., Ltd. Class H	161,000	91,706
China Communications Construction Co., Ltd. Class H	100,000	89,472
China Conch Venture Holdings, Ltd.	50,000	176,640
China Construction Bank Corp. Class H	1,251,000	1,077,661
China Everbright International, Ltd.	83,851	77,384
China Evergrande Group	17,000	47,654
China Life Insurance Co., Ltd. Class H	100,000	246,272
China Longyuan Power Group Corp., Ltd. Class H	121,000	77,595
China Mengniu Dairy Co., Ltd.	60,000	232,320
China Merchants Bank Co., Ltd. Class H	40,000	199,424
China Merchants Port Holdings Co., Ltd.	40,981	69,661
China Minsheng Banking Corp., Ltd. Class H	109,800	76,034
China National Building Material Co., Ltd. Class H	44,000	38,579
China Oilfield Services, Ltd. Class H	46,000	45,514
China Overseas Land & Investment, Ltd.	40,000	147,456
China Pacific Insurance Group Co., Ltd. Class H	28,200	110,273
China Railway Group, Ltd. Class H	141,000	107,205
China Resources Beer Holdings Co., Ltd.	40,000	189,952
China Resources Gas Group, Ltd.	38,000	188,480
China Taiping Insurance Holdings Co., Ltd. (a)	48,800	130,550
China Telecom Corp., Ltd. Class H	200,000	100,608
China Tower Corp., Ltd. Class H (b)	190,000	49,856
China Unicom Hong Kong, Ltd.	80,000	87,757
China Vanke Co., Ltd. Class H	41,100	154,141
CITIC Guoan Information Industry Co., Ltd. Class A	34,600	20,237

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
CITIC Securities Co., Ltd. Class H (a)	50,000	$104,192
CITIC, Ltd.	60,000	86,477
Country Garden Holdings Co., Ltd.	97,000	147,502
CRRC Corp., Ltd. Class H	100,000	83,584
CSPC Pharmaceutical Group, Ltd.	80,000	129,024
Ctrip.com International, Ltd. ADR (a)	5,672	209,353
ENN Energy Holdings, Ltd.	7,800	75,878
Fosun International, Ltd.	70,500	93,669
Future Land Development Holdings, Ltd.	42,000	55,265
GDS Holdings, Ltd. ADR (a)(c)	509	19,123
Geely Automobile Holdings, Ltd.	100,000	171,008
Genscript Biotech Corp. (a)	4,000	10,045
GoerTek, Inc. Class A	12,000	15,522
Great Wall Motor Co., Ltd. Class H (c)	90,500	64,755
Haitong Securities Co., Ltd. Class A	20,800	42,944
Hengan International Group Co., Ltd.	10,000	73,536
Hengtong Optic-electric Co., Ltd. Class A	8,800	21,459
Hua Hong Semiconductor, Ltd. (b)(c)	4,000	7,741
Huaneng Power International, Inc. Class H	160,000	94,208
Huatai Securities Co., Ltd. Class H (b)(c)	48,800	83,952
Huazhu Group, Ltd. ADR (c)	1,389	50,351
Industrial & Commercial Bank of China, Ltd. Class H	873,000	636,941
JD.com, Inc. ADR (a)(c)	10,411	315,349
Kingdee International Software Group Co., Ltd. (c)	20,000	21,632
Lenovo Group, Ltd.	160,000	123,904
Longfor Group Holdings, Ltd.	10,000	37,696
Meituan Dianping Class B (a)	3,100	27,181
MMG, Ltd. (a)	68,000	23,762
Momo, Inc. ADR	1,514	54,201
NetEase, Inc. ADR	1,148	293,624
New China Life Insurance Co., Ltd. Class H	22,300	108,467
New Oriental Education & Technology Group, Inc. ADR (a)	2,163	208,903
OFILM Group Co., Ltd. Class A	17,000	19,392
PICC Property & Casualty Co., Ltd. Class H	120,000	129,485
Pinduoduo, Inc. ADR (a)(c)	1,432	29,542
Ping An Insurance Group Co. of China, Ltd. Class H	69,000	828,442
Semiconductor Manufacturing International Corp. (a)(c)	80,700	89,868
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	7,100	26,621
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	11,000	40,492
Security Description	Shares	Value
Shanxi Securities Co., Ltd. Class A (a)	18,800	$22,156
Shenzhou International Group Holdings, Ltd.	20,000	274,944
SINA Corp. (a)	509	21,953
Sinopharm Group Co., Ltd. Class H	24,000	84,480
SooChow Securities Co., Ltd. Class A (a)	17,100	25,502
Sunac China Holdings, Ltd.	36,000	176,947
Sunny Optical Technology Group Co., Ltd.	8,100	83,670
TAL Education Group ADR (a)	7,724	294,284
Tasly Pharmaceutical Group Co., Ltd. Class A	7,700	18,541
Tencent Holdings, Ltd.	73,800	3,330,801
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	10,200	22,855
Tunghsu Optoelectronic Technology Co., Ltd. Class A	20,000	14,957
Vipshop Holdings, Ltd. ADR (a)	7,121	61,454
Want Want China Holdings, Ltd.	161,000	130,861
Weibo Corp. ADR (a)(c)	391	17,028
Weichai Power Co., Ltd. Class A	13,000	23,246
Wuxi Biologics Cayman, Inc. (a)(b)	8,000	71,834
Xiaomi Corp. Class B (a)(b)(c)	21,000	26,880
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	13,339	24,124
Yum China Holdings, Inc.	4,878	225,364
YY, Inc. ADR (a)	362	25,228
Zhejiang Dahua Technology Co., Ltd. Class A	11,400	24,084
Zhuzhou CRRC Times Electric Co., Ltd. Class H	20,100	105,871
ZTE Corp. Class A (a)	4,900	23,192
ZTE Corp. Class H (a)	8,400	24,246
ZTO Express Cayman, Inc. ADR (c)	2,580	49,330
		18,673,158
COLOMBIA — 0.6%
Bancolombia SA Preference Shares	17,344	220,653
Grupo Argos SA	18,822	101,534
Grupo de Inversiones Suramericana SA Preference Shares	10	99
Grupo de Inversiones Suramericana SA	1,908	20,288
		342,574
EGYPT — 0.1%
Commercial International Bank Egypt SAE	15,264	67,465
GREECE — 0.2%
Alpha Bank AE (a)	25,966	52,043
Hellenic Telecommunications Organization SA	2,354	34,850
Piraeus Bank SA (a)	3,372	11,766
		98,659

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
HONG KONG — 2.2%
China Ding Yi Feng Holdings, Ltd. (d)	8,000	$11,827
China Gas Holdings, Ltd.	20,000	74,368
China Mobile, Ltd.	77,500	705,808
China Resources Land, Ltd.	40,000	176,128
Guangdong Investment, Ltd.	80,000	158,310
Shimao Property Holdings, Ltd.	11,500	35,034
Sino Biopharmaceutical, Ltd.	216,500	221,419
		1,382,894
HUNGARY — 0.2%
OTP Bank Nyrt	3,673	146,436
INDIA — 8.6%
Adani Ports & Special Economic Zone, Ltd.	9,245	54,939
Ambuja Cements, Ltd.	8,043	24,801
Ashok Leyland, Ltd.	15,722	19,872
Asian Paints, Ltd.	3,673	72,268
Aurobindo Pharma, Ltd.	10,047	88,502
Axis Bank, Ltd. (a)	25,078	293,750
Bajaj Auto, Ltd.	1,116	45,706
Bajaj Finance, Ltd.	2,206	117,642
Bajaj Finserv, Ltd.	512	63,230
Bharat Forge, Ltd.	2,812	18,328
Bharat Petroleum Corp., Ltd.	9,682	55,046
Bharti Airtel, Ltd.	24,554	123,308
Bharti Infratel, Ltd.	4,495	17,390
Bosch, Ltd.	99	23,433
Britannia Industries, Ltd.	614	24,405
Cadila Healthcare, Ltd.	417	1,460
Cipla, Ltd.	4,620	37,042
Container Corp. Of India, Ltd.	1,848	15,261
Dabur India, Ltd.	7,098	41,183
Dr Reddy's Laboratories, Ltd.	1,526	56,383
Eicher Motors, Ltd.	172	47,689
Glenmark Pharmaceuticals, Ltd.	2,341	15,036
Godrej Consumer Products, Ltd.	4,561	43,814
Grasim Industries, Ltd.	4,192	55,513
Havells India, Ltd.	3,375	38,438
HCL Technologies, Ltd.	7,896	121,784
Hero MotoCorp, Ltd.	671	25,094
Hindalco Industries, Ltd.	15,578	46,727
Hindustan Unilever, Ltd.	9,073	234,963
Housing Development Finance Corp., Ltd.	20,954	665,434
ICICI Bank, Ltd.	31,081	196,813
Indiabulls Housing Finance, Ltd.	3,701	32,583
Infosys, Ltd.	38,433	407,562
ITC, Ltd.	47,683	189,171
JSW Steel, Ltd.	10,789	43,233
Larsen & Toubro, Ltd.	6,707	150,915
LIC Housing Finance, Ltd.	11,831	95,167
Lupin, Ltd.	2,971	32,485
Mahindra & Mahindra Financial Services, Ltd.	3,924	22,079
Security Description	Shares	Value
Mahindra & Mahindra, Ltd.	10,504	$99,725
Marico, Ltd.	6,103	32,762
Maruti Suzuki India, Ltd.	1,479	140,013
Motherson Sumi Systems, Ltd.	12,635	22,322
Nestle India, Ltd.	311	53,672
Petronet LNG, Ltd.	8,102	28,768
Piramal Enterprises, Ltd.	1,078	30,397
REC, Ltd.	9,333	22,282
Shree Cement, Ltd.	116	36,670
Shriram Transport Finance Co., Ltd.	1,968	30,804
State Bank of India (a)	24,642	128,962
Sun Pharmaceutical Industries, Ltd.	13,625	79,142
Tata Consultancy Services, Ltd.	15,100	487,208
Tata Motors, Ltd. (a)	6,356	14,967
Tata Steel, Ltd.	4,692	34,286
Tech Mahindra, Ltd.	4,699	48,101
Titan Co., Ltd.	3,962	76,608
UltraTech Cement, Ltd.	1,116	73,657
United Spirits, Ltd. (a)	3,901	33,058
UPL, Ltd.	9,365	127,184
Vodafone Idea, Ltd. (a)	64,787	11,404
Wipro, Ltd.	15,803	64,217
Yes Bank, Ltd.	22,307	35,144
Zee Entertainment Enterprises, Ltd.	6,739	33,062
		5,402,864
INDONESIA — 2.3%
Astra International Tbk PT	276,800	145,968
Bank Central Asia Tbk PT	127,000	269,462
Bank Mandiri Persero Tbk PT	302,000	171,548
Bank Negara Indonesia Persero Tbk PT	242,400	157,854
Bank Rakyat Indonesia Persero Tbk PT	907,500	280,071
Kalbe Farma Tbk PT	757,400	78,273
Telekomunikasi Indonesia Persero Tbk PT	814,200	238,598
Unilever Indonesia Tbk PT	30,400	96,832
		1,438,606
MALAYSIA — 2.3%
CIMB Group Holdings Bhd	96,937	126,200
DiGi.Com Bhd	84,900	103,749
Genting Bhd	55,100	90,267
Genting Malaysia Bhd	90,800	71,190
IHH Healthcare Bhd	67,400	94,596
IOI Corp. Bhd	95,100	97,804
Malayan Banking Bhd	50,754	109,061
Maxis Bhd	71,400	96,237
Petronas Chemicals Group Bhd	63,200	128,465
Petronas Gas Bhd	20,100	84,437
Public Bank Bhd	34,400	191,458
Sime Darby Bhd	57,855	31,640
Sime Darby Plantation Bhd	31,700	37,741
Tenaga Nasional Bhd	51,100	171,137
		1,433,982

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MEXICO — 3.0%
America Movil SAB de CV Series L	466,162	$338,976
Arca Continental SAB de CV	5,754	31,104
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	24,666	37,708
Coca-Cola Femsa SAB de CV	6,639	41,161
El Puerto de Liverpool SAB de CV Series C1	10,189	56,679
Fomento Economico Mexicano SAB de CV	32,869	318,157
Gruma SAB de CV Class B	2,876	26,967
Grupo Aeroportuario del Pacifico SAB de CV Class B	11,593	120,615
Grupo Aeroportuario del Sureste SAB de CV Class B	1,000	16,193
Grupo Bimbo SAB de CV Class A	22,222	46,302
Grupo Carso SAB de CV Series A1	18,034	67,173
Grupo Financiero Banorte SAB de CV Series O	32,288	187,157
Grupo Financiero Inbursa SAB de CV Series O	58,199	84,095
Grupo Mexico SAB de CV Class B	51,621	136,955
Industrias Penoles SAB de CV	4,379	56,596
Infraestructura Energetica Nova SAB de CV	2,876	11,286
Kimberly-Clark de Mexico SAB de CV Class A (a)	20,510	38,102
Mexichem SAB de CV	24,720	51,842
Promotora y Operadora de Infraestructura SAB de CV	3,077	30,548
Wal-Mart de Mexico SAB de CV	63,000	171,833
		1,869,449
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	4,415	73,598
Credicorp, Ltd.	871	199,381
		272,979
PHILIPPINES — 1.3%
Aboitiz Equity Ventures, Inc.	64,910	69,680
Ayala Corp.	5,910	103,124
Ayala Land, Inc.	134,900	133,755
BDO Unibank, Inc.	48,565	132,704
SM Investments Corp.	7,345	138,915
SM Prime Holdings, Inc.	187,600	135,844
Universal Robina Corp.	27,880	90,330
		804,352
POLAND — 1.0%
Bank Polska Kasa Opieki SA	3,509	105,198
KGHM Polska Miedz SA (a)	4,140	114,901
Powszechna Kasa Oszczednosci Bank Polski SA	17,207	197,577
Security Description	Shares	Value
Powszechny Zaklad Ubezpieczen SA	15,600	$182,639
		600,315
QATAR — 0.9%
Barwa Real Estate Co.	7,274	68,320
Commercial Bank PQSC	55,560	70,037
Industries Qatar QSC	34,090	107,665
Masraf Al Rayan QSC	104,830	109,688
Qatar National Bank QPSC	32,600	170,375
		526,085
ROMANIA — 0.1%
NEPI Rockcastle PLC	5,572	51,135
RUSSIA — 1.5%
Magnitogorsk Iron & Steel Works PJSC	2,121	19,513
Mobile TeleSystems PJSC ADR	10,700	99,617
Polymetal International PLC	2,236	28,366
Polyus PJSC GDR	590	27,282
Sberbank of Russia PJSC ADR	43,392	667,369
Severstal PJSC GDR	2,354	39,665
VTB Bank PJSC GDR	17,600	22,141
X5 Retail Group NV GDR	1,177	40,359
		944,312
SAUDI ARABIA — 0.7%
Al Rajhi Bank	7,000	129,911
Banque Saudi Fransi	1,000	11,306
National Commercial Bank	5,000	73,862
Riyad Bank	3,000	21,439
Samba Financial Group	3,000	28,318
Saudi Basic Industries Corp.	4,000	121,805
Saudi Telecom Co.	2,453	68,156
		454,797
SOUTH AFRICA — 6.3%
Absa Group, Ltd.	9,711	121,204
Aspen Pharmacare Holdings, Ltd.	5,270	37,541
Bid Corp., Ltd.	5,753	125,245
Bidvest Group, Ltd.	8,736	117,306
Discovery, Ltd. (c)	13,056	138,057
FirstRand, Ltd.	46,070	223,959
Gold Fields, Ltd.	18,130	98,677
Growthpoint Properties, Ltd. REIT	60,083	103,453
Life Healthcare Group Holdings, Ltd.	45,394	72,238
MTN Group, Ltd. (c)	24,680	186,834
Naspers, Ltd. Class N	5,648	1,369,627
Nedbank Group, Ltd.	7,407	132,999
Old Mutual, Ltd.	22,717	34,153
Redefine Properties, Ltd. REIT	140,498	90,070
Remgro, Ltd.	7,393	98,512
Sanlam, Ltd.	22,701	125,826
Sappi, Ltd.	18,473	71,907
Sasol, Ltd. (c)	6,587	163,591
Shoprite Holdings, Ltd.	7,652	85,554

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SPAR Group, Ltd.	7,413	$98,216
Standard Bank Group, Ltd.	17,965	250,558
Tiger Brands, Ltd. (c)	3,840	60,917
Vodacom Group, Ltd. (c)	9,731	82,582
Woolworths Holdings, Ltd. (c)	18,764	65,043
		3,954,069
SOUTH KOREA — 13.6%
Amorepacific Corp.	551	78,500
AMOREPACIFIC Group	734	39,603
Celltrion, Inc. (a)	1,133	201,647
CJ CheilJedang Corp.	324	83,339
Coway Co., Ltd.	1,208	80,976
E-MART, Inc.	694	84,147
GS Holdings Corp.	2,220	98,440
Hana Financial Group, Inc.	4,441	143,847
Hankook Tire & Technology Co., Ltd.	1,976	60,068
HLB, Inc. (a)	240	7,337
Hyundai Engineering & Construction Co., Ltd.	2,744	127,379
Hyundai Glovis Co., Ltd.	654	91,191
Hyundai Mobis Co., Ltd.	1,003	204,570
Hyundai Motor Co.	2,017	244,559
Hyundai Motor Co. Preference Shares	1,188	81,385
Hyundai Steel Co.	2,322	84,060
Industrial Bank of Korea	9,277	112,884
KB Financial Group, Inc.	5,848	232,218
Kia Motors Corp.	4,338	165,307
Korea Electric Power Corp. (a)	3,824	84,617
Korea Zinc Co., Ltd.	264	108,833
KT&G Corp.	1,836	156,624
LG Chem, Ltd.	829	254,519
LG Corp.	1,836	122,278
LG Electronics, Inc.	2,302	158,099
LG Household & Health Care, Ltd.	161	183,080
Lotte Chemical Corp.	371	81,131
NAVER Corp.	1,946	192,131
NCSoft Corp.	411	169,789
POSCO	1,148	243,092
Samsung Biologics Co., Ltd. (a)(b)	43	11,917
Samsung C&T Corp.	1,128	93,491
Samsung Electro-Mechanics Co., Ltd.	116	9,825
Samsung Electronics Co., Ltd. Preference Shares	8,184	271,111
Samsung Electronics Co., Ltd.	59,531	2,423,208
Samsung Fire & Marine Insurance Co., Ltd.	471	109,321
Samsung Life Insurance Co., Ltd.	1,069	77,399
Samsung SDI Co., Ltd.	1,248	255,620
Samsung SDS Co., Ltd.	734	136,673
Shinhan Financial Group Co., Ltd.	6,260	243,428
SillaJen, Inc. (a)	509	21,777
SK Holdings Co., Ltd.	714	143,462
SK Hynix, Inc.	6,958	418,812
Security Description	Shares	Value
SK Telecom Co., Ltd.	511	$114,623
S-Oil Corp.	1,409	102,138
Woori Financial Group, Inc.	9,880	120,222
		8,528,677
TAIWAN — 12.2%
ASE Technology Holding Co., Ltd.	55,656	110,203
Asustek Computer, Inc.	20,000	143,595
AU Optronics Corp.	277,000	82,941
Catcher Technology Co., Ltd.	3,000	21,491
Cathay Financial Holding Co., Ltd.	99,000	137,059
Chailease Holding Co., Ltd.	3,000	12,412
Chang Hwa Commercial Bank, Ltd.	176,840	119,281
China Development Financial Holding Corp.	411,000	125,313
China Life Insurance Co., Ltd.	111,560	89,257
China Steel Corp.	223,000	179,135
Chunghwa Telecom Co., Ltd.	39,000	141,889
Compal Electronics, Inc.	161,000	105,486
CTBC Financial Holding Co., Ltd.	223,000	153,288
E.Sun Financial Holding Co., Ltd.	217,422	182,005
Far Eastern New Century Corp.	41,000	44,221
Far EasTone Telecommunications Co., Ltd.	40,000	100,839
First Financial Holding Co., Ltd.	151,820	111,447
Formosa Chemicals & Fibre Corp.	40,000	132,649
Formosa Petrochemical Corp.	20,000	71,154
Formosa Plastics Corp.	60,000	221,188
Foxconn Technology Co., Ltd.	40,000	81,263
Fubon Financial Holding Co., Ltd. (a)	99,000	146,144
Globalwafers Co., Ltd.	1,000	10,126
Hon Hai Precision Industry Co., Ltd.	180,400	449,555
Hua Nan Financial Holdings Co., Ltd.	177,257	118,991
Lite-On Technology Corp.	80,000	117,194
MediaTek, Inc.	19,000	192,083
Mega Financial Holding Co., Ltd.	141,000	140,276
Nan Ya Plastics Corp.	80,000	202,450
Pegatron Corp.	40,000	69,158
President Chain Store Corp.	14,000	135,450
Quanta Computer, Inc.	38,000	73,897
SinoPac Financial Holdings Co., Ltd.	290,794	122,180
Taishin Financial Holding Co., Ltd.	242,194	111,508
Taiwan Cement Corp.	95,200	141,147
Taiwan Cooperative Financial Holding Co., Ltd.	165,369	110,745
Taiwan Mobile Co., Ltd.	20,000	78,881
Taiwan Semiconductor Manufacturing Co., Ltd.	320,000	2,462,371
Uni-President Enterprises Corp.	80,000	213,010
United Microelectronics Corp.	284,000	127,555
Walsin Technology Corp.	2,000	10,560
Win Semiconductors Corp.	1,000	6,407
Yageo Corp.	2,000	17,000

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Yuanta Financial Holding Co., Ltd.	284,000	$170,531
		7,593,335
THAILAND — 2.3%
Advanced Info Service PCL NVDR	26,400	187,665
Airports of Thailand PCL NVDR	88,700	212,585
Bangkok Dusit Medical Services PCL NVDR	165,200	140,057
CP ALL PCL NVDR	83,500	234,157
Kasikornbank PCL	28,400	175,489
Minor International PCL NVDR	90,800	121,392
PTT Global Chemical PCL NVDR	61,200	127,718
Siam Cement PCL	8,000	123,127
Siam Commercial Bank PCL NVDR	30,400	138,283
		1,460,473
TURKEY — 0.6%
BIM Birlesik Magazalar A/S	4,668	64,282
Eregli Demir ve Celik Fabrikalari TAS	19,057	25,930
Petkim Petrokimya Holding A/S (a)	77,840	54,638
Turk Hava Yollari AO (a)	16,686	37,186
Turkcell Iletisim Hizmetleri A/S	31,981	70,774
Turkiye Halk Bankasi A/S	25,399	25,206
Turkiye Is Bankasi A/S Class C (a)	70,252	73,483
		351,499
UNITED ARAB EMIRATES — 0.7%
Abu Dhabi Commercial Bank PJSC	60,803	137,393
Aldar Properties PJSC	133,844	68,869
DP World PLC	5,438	86,464
Emirates Telecommunications Group Co. PJSC	20,587	93,487
First Abu Dhabi Bank PJSC	18,202	73,637
		459,850
TOTAL COMMON STOCKS (Cost $60,116,406)		62,125,513

WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
Minor International PCL (expiring 12/31/21) NVDR (a) (Cost: $0)	3,850	697
RIGHTS — 0.0% (e)
CHILE — 0.0% (e)
Enel Americas SA (expiring 7/26/19) (a) (Cost: $0)	196,919	2,890
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	7,510	$7,510
State Street Navigator Securities Lending Portfolio III (h) (i)	378,904	378,904
TOTAL SHORT-TERM INVESTMENTS (Cost $386,414)		386,414
TOTAL INVESTMENTS — 100.0% (Cost $60,502,820)		62,515,514
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		16,982
NET ASSETS — 100.0%		$62,532,496
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2019.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $11,827, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$61,990,559	$123,127	$11,827	$62,125,513
Warrants	697	—	—	697
Rights	2,890	—	—	2,890
Short-Term Investments	386,414	—	—	386,414
TOTAL INVESTMENTS	$62,380,560	$123,127	$11,827	$62,515,514
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,688	$6,688	$3,951,454	$3,950,632	$—	$—	7,510	$7,510	$1,061
State Street Navigator Securities Lending Government Money Market Portfolio	137,367	137,367	1,557,293	1,694,660	—	—	—	—	1,583
State Street Navigator Securities Lending Portfolio III	—	—	881,367	502,463	—	—	378,904	378,904	428
Total		$144,055	$6,390,114	$6,147,755	$—	$—		$386,414	$3,072
See accompanying notes to schedules of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 6.0%
AGL Energy, Ltd.	18,423	$258,696
Aristocrat Leisure, Ltd.	14,033	302,520
ASX, Ltd.	5,126	296,299
Aurizon Holdings, Ltd.	32,622	123,619
Australia & New Zealand Banking Group, Ltd.	28,720	568,552
Bank of Queensland, Ltd.	13,931	93,166
Bendigo & Adelaide Bank, Ltd.	13,319	108,234
BHP Group PLC	9,919	254,372
BHP Group, Ltd.	15,218	439,557
Brambles, Ltd.	41,939	379,067
Caltex Australia, Ltd.	12,080	209,809
Coca-Cola Amatil, Ltd.	15,172	108,812
Cochlear, Ltd.	2,860	415,129
Coles Group, Ltd. (a)	23,597	221,065
Commonwealth Bank of Australia	19,832	1,152,058
CSL, Ltd.	14,912	2,249,866
Dexus REIT	53,293	485,431
Flight Centre Travel Group, Ltd.	2,899	84,528
Fortescue Metals Group, Ltd. (b)	20,744	131,305
Goodman Group REIT	23,199	244,687
GPT Group REIT	82,702	356,922
Insurance Australia Group, Ltd.	37,626	218,097
LendLease Group	5,914	53,952
Macquarie Group, Ltd.	1,553	136,652
Medibank Pvt, Ltd.	130,395	319,351
Mirvac Group REIT	117,403	257,873
National Australia Bank, Ltd.	23,428	439,293
Newcrest Mining, Ltd.	21,975	492,700
QBE Insurance Group, Ltd.	16,551	137,401
Ramsay Health Care, Ltd. (b)	2,730	138,396
REA Group, Ltd. (b)	1,557	104,936
Scentre Group REIT	217,558	586,258
SEEK, Ltd.	3,341	49,611
Sonic Healthcare, Ltd.	27,685	526,497
Stockland REIT	61,150	178,943
Suncorp Group, Ltd.	10,985	103,837
Tabcorp Holdings, Ltd.	20,319	63,452
Telstra Corp., Ltd.	251,182	678,628
Transurban Group Stapled Security	66,168	684,428
Vicinity Centres REIT	172,913	297,287
Wesfarmers, Ltd.	48,126	1,221,211
Westpac Banking Corp. (b)	39,258	781,298
Woodside Petroleum, Ltd.	5,628	143,602
Woolworths Group, Ltd.	39,406	918,914
		17,016,311
AUSTRIA — 0.1%
Erste Group Bank AG	2,158	80,214
OMV AG	1,964	95,839
Raiffeisen Bank International AG	2,915	68,483
Voestalpine AG	2,468	76,363
		320,899
Security Description	Shares	Value
BELGIUM — 1.2%
Ageas	4,612	$240,076
Anheuser-Busch InBev SA	4,278	379,220
Colruyt SA	11,032	640,725
Groupe Bruxelles Lambert SA	8,795	864,159
KBC Group NV	2,228	146,247
Proximus SADP	22,824	673,712
Solvay SA	792	82,166
UCB SA	4,864	403,913
		3,430,218
CHINA — 0.1%
Alcon, Inc. (a)	3,105	191,969
BeiGene, Ltd. ADR (a)	208	25,781
BOC Hong Kong Holdings, Ltd.	51,036	200,878
		418,628
DENMARK — 3.1%
AP Moller - Maersk A/S Class B	101	125,472
Carlsberg A/S Class B	1,518	201,551
Chr. Hansen Holding A/S	4,965	466,955
Coloplast A/S Class B	7,320	828,498
Danske Bank A/S	14,933	236,390
Demant A/S (a)(b)	4,350	135,464
DSV A/S	7,070	695,350
Genmab A/S (a)	233	42,910
H Lundbeck A/S	2,221	87,871
ISS A/S	7,168	216,659
Novo Nordisk A/S Class B	71,080	3,627,748
Novozymes A/S Class B	7,921	369,945
Orsted A/S (c)	7,800	675,508
Pandora A/S	4,763	169,692
Tryg A/S	18,997	618,547
Vestas Wind Systems A/S	2,940	254,345
		8,752,905
FINLAND — 1.5%
Elisa Oyj	17,598	859,943
Fortum Oyj	3,063	67,792
Kone Oyj Class B	11,974	707,708
Neste Oyj	6,657	226,217
Nokia Oyj	24,890	123,753
Nokian Renkaat Oyj	3,470	108,512
Nordea Bank Abp	30,158	219,143
Orion Oyj Class B	4,562	167,441
Sampo Oyj Class A	24,995	1,181,269
UPM-Kymmene Oyj	10,682	284,288
Wartsila OYJ Abp	12,822	186,245
		4,132,311
FRANCE — 9.0%
Aeroports de Paris	3,056	540,123
Air Liquide SA	5,011	702,188
Airbus SE	11,976	1,700,420
Atos SE	774	64,803
AXA SA	25,167	662,050
BNP Paribas SA (b)	18,083	860,064
Bureau Veritas SA	7,678	189,913

See accompanying notes to schedules of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Capgemini SE	888	$110,581
Carrefour SA	7,557	146,128
Casino Guichard Perrachon SA (b)	2,624	89,646
Cie de Saint-Gobain	4,599	179,510
Cie Generale des Etablissements Michelin SCA	5,073	644,439
Credit Agricole SA	18,505	222,220
Danone SA	7,951	674,568
Dassault Systemes SE	3,446	550,580
Engie SA	19,487	296,039
EssilorLuxottica SA	4,085	533,817
Eutelsat Communications SA	4,967	92,992
Faurecia SA	2,625	121,995
Getlink SE	4,494	72,109
Hermes International	1,689	1,219,842
Iliad SA (b)	555	62,420
Ipsen SA	566	77,347
Kering SA	1,913	1,133,051
Legrand SA	6,693	490,094
L'Oreal SA	8,382	2,391,129
LVMH Moet Hennessy Louis Vuitton SE	7,395	3,152,141
Orange SA	40,523	639,837
Pernod Ricard SA (b)	2,190	404,148
Peugeot SA	7,540	186,071
Publicis Groupe SA	1,620	85,657
Renault SA	5,258	331,066
Safran SA	2,639	387,232
Sanofi	14,859	1,284,506
Schneider Electric SE	2,983	270,948
SCOR SE	7,366	323,457
SEB SA	479	86,241
Societe BIC SA (b)	1,820	138,969
Societe Generale SA (b)	19,365	490,015
Sodexo SA	5,445	637,439
Thales SA	7,215	892,717
TOTAL SA	25,882	1,452,353
Unibail-Rodamco-Westfield	23,167	166,964
Unibail-Rodamco-Westfield REIT	24	3,601
Unibail-Rodamco-Westfield REIT (b)	586	87,922
Valeo SA (b)	5,809	189,197
Vinci SA	3,306	339,064
Vivendi SA	5,912	162,996
Worldline SA (a)(c)	301	21,938
		25,562,547
GERMANY — 7.2%
adidas AG	5,332	1,648,571
Allianz SE	4,063	980,913
BASF SE	11,277	820,877
Bayer AG	7,744	537,422
Bayerische Motoren Werke AG	4,721	349,942
Bayerische Motoren Werke AG Preference Shares	1,109	68,956
Beiersdorf AG	7,222	868,087
Commerzbank AG	20,789	149,599
Security Description	Shares	Value
Continental AG	3,649	$532,816
Covestro AG (c)	7,337	373,569
Daimler AG	13,801	768,934
Deutsche Bank AG	39,326	303,639
Deutsche Boerse AG	838	118,717
Deutsche Lufthansa AG	7,810	134,033
Deutsche Post AG	14,818	487,680
Deutsche Telekom AG	63,462	1,099,380
E.ON SE	18,845	204,971
Fresenius Medical Care AG & Co. KGaA	6,624	520,797
Fresenius SE & Co. KGaA	2,779	150,894
Fuchs Petrolub SE Preference Shares	2,334	91,912
GEA Group AG	4,158	118,378
Hannover Rueck SE	1,816	294,078
HeidelbergCement AG	1,344	108,914
Henkel AG & Co. KGaA Preference Shares	4,446	435,528
Henkel AG & Co. KGaA	6,255	575,198
HUGO BOSS AG	2,334	155,491
Infineon Technologies AG	25,836	457,513
Innogy SE (c)(d)	618	29,348
Innogy SE (d)	12,205	523,300
Knorr-Bremse AG	889	99,215
Merck KGaA	3,251	340,458
METRO AG	6,567	120,217
MTU Aero Engines AG	792	188,954
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,568	1,148,090
Porsche Automobil Holding SE Preference Shares	1,943	126,433
Puma SE	660	44,082
RWE AG	7,019	173,213
SAP SE	22,475	3,090,797
Siemens AG	5,275	628,350
ThyssenKrupp AG	5,973	87,236
TUI AG	13,771	135,374
Uniper SE	12,422	376,713
United Internet AG	1,153	38,025
Volkswagen AG Preference Shares	3,820	644,789
Wirecard AG	2,384	401,941
		20,553,344
HONG KONG — 5.7%
AIA Group, Ltd.	270,223	2,914,085
ASM Pacific Technology, Ltd.	12,800	131,072
Bank of East Asia, Ltd.	33,657	94,132
CK Asset Holdings, Ltd.	27,620	216,187
CK Hutchison Holdings, Ltd.	47,000	463,232
CK Infrastructure Holdings, Ltd.	78,000	635,981
CLP Holdings, Ltd.	121,500	1,340,582
Dairy Farm International Holdings, Ltd.	19,200	137,280
Galaxy Entertainment Group, Ltd.	56,000	377,395
Hang Seng Bank, Ltd.	49,329	1,228,095

See accompanying notes to schedules of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
HK Electric Investments & HK Electric Investments, Ltd.	402,540	$412,201
HKT Trust & HKT, Ltd.	510,540	810,329
Hong Kong & China Gas Co., Ltd.	613,799	1,360,768
Hong Kong Exchanges & Clearing, Ltd.	34,843	1,230,041
Jardine Matheson Holdings, Ltd.	6,200	390,724
Jardine Strategic Holdings, Ltd.	2,600	99,138
Link REIT	49,000	602,112
MTR Corp., Ltd.	185,789	1,250,880
New World Development Co., Ltd.	82,749	129,433
PCCW, Ltd.	477,000	275,363
Power Assets Holdings, Ltd.	98,000	704,973
Sands China, Ltd.	77,200	369,078
Sun Hung Kai Properties, Ltd.	10,000	169,600
Swire Pacific, Ltd. Class A	15,500	190,464
Techtronic Industries Co., Ltd.	40,500	310,003
WH Group, Ltd. (c)	105,000	106,445
Yue Yuen Industrial Holdings, Ltd.	53,500	146,547
		16,096,140
IRELAND — 0.9%
AerCap Holdings NV (a)	1,400	72,814
AIB Group PLC	42,637	174,604
Bank of Ireland Group PLC	14,983	78,420
CRH PLC	5,264	171,986
DCC PLC	533	47,620
Flutter Entertainment PLC	901	67,864
James Hardie Industries PLC	8,184	107,396
Kerry Group PLC Class A	12,415	1,484,512
Kingspan Group PLC	4,941	268,737
		2,473,953
ISRAEL — 0.9%
Azrieli Group, Ltd.	1,968	131,879
Bank Hapoalim BM	68,696	509,651
Bank Leumi Le-Israel BM	88,285	637,653
Check Point Software Technologies, Ltd. (a)(b)	5,804	671,000
Mizrahi Tefahot Bank, Ltd.	19,393	447,340
Teva Pharmaceutical Industries, Ltd. ADR (a)	7,672	70,813
Teva Pharmaceutical Industries, Ltd. (a)	7,873	72,184
		2,540,520
ITALY — 1.4%
Assicurazioni Generali SpA	24,641	464,693
Enel SpA	89,119	623,141
Eni SpA	17,595	292,663
Ferrari NV	3,431	557,951
FinecoBank Banca Fineco SpA	12,674	141,589
Intesa Sanpaolo SpA	206,907	443,448
Mediobanca Banca di Credito Finanziario SpA	11,893	122,788
Moncler SpA	7,057	302,173
Recordati SpA	4,676	195,216
Snam SpA	87,905	437,564
Security Description	Shares	Value
Telecom Italia SpA	322,502	$167,510
UniCredit SpA	26,146	322,345
		4,071,081
JAPAN — 23.9%
ABC-Mart, Inc.	6,600	430,035
Advantest Corp.	5,800	159,616
Aeon Co., Ltd.	9,100	156,340
Aisin Seiki Co., Ltd.	2,300	79,200
Ajinomoto Co., Inc.	13,800	239,265
ANA Holdings, Inc.	18,300	606,037
Aozora Bank, Ltd.	4,300	103,210
Asahi Group Holdings, Ltd.	9,700	436,203
Asahi Kasei Corp.	9,100	97,005
Astellas Pharma, Inc.	78,200	1,114,136
Bandai Namco Holdings, Inc.	6,400	310,674
Bank of Kyoto, Ltd.	1,700	65,718
Benesse Holdings, Inc.	5,000	116,391
Bridgestone Corp. (b)	20,200	795,326
Canon, Inc. (b)	44,300	1,293,557
Central Japan Railway Co.	2,300	460,683
Chiba Bank, Ltd.	15,700	76,649
Chubu Electric Power Co., Inc.	10,000	140,291
Chugoku Electric Power Co., Inc.	20,900	263,432
Concordia Financial Group, Ltd.	19,300	71,833
Daicel Corp.	6,800	60,464
Daifuku Co., Ltd.	2,300	129,154
Dai-ichi Life Holdings, Inc.	16,808	253,508
Daiichi Sankyo Co., Ltd.	2,806	146,759
Daikin Industries, Ltd.	1,000	130,546
Daito Trust Construction Co., Ltd.	3,300	420,693
Daiwa House Industry Co., Ltd.	16,400	478,118
Daiwa House REIT Investment Corp.	239	576,981
Denso Corp.	4,300	180,916
Disco Corp.	600	98,459
East Japan Railway Co.	8,800	823,315
Eisai Co., Ltd.	700	39,574
FamilyMart UNY Holdings Co., Ltd.	5,900	140,846
FANUC Corp.	600	110,989
Fast Retailing Co., Ltd.	100	60,451
Fujitsu, Ltd.	6,300	439,257
Fukuoka Financial Group, Inc.	3,700	67,551
Hankyu Hanshin Holdings, Inc.	2,300	82,402
Hikari Tsushin, Inc.	800	174,420
Hitachi, Ltd.	12,600	461,828
Honda Motor Co., Ltd.	26,000	672,081
Hoshizaki Corp.	1,500	111,658
Hoya Corp.	10,100	773,765
Idemitsu Kosan Co., Ltd.	2,300	69,167
IHI Corp.	3,300	79,544
Inpex Corp.	8,700	78,432
Isuzu Motors, Ltd.	11,800	134,385
ITOCHU Corp.	17,614	336,863
Japan Airlines Co., Ltd.	20,000	639,131
Japan Exchange Group, Inc.	14,306	227,324

See accompanying notes to schedules of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Japan Post Bank Co., Ltd.	50,700	$514,812
Japan Post Holdings Co., Ltd.	101,000	1,143,679
Japan Prime Realty Investment Corp. REIT	100	433,451
Japan Real Estate Investment Corp. REIT	162	986,375
Japan Retail Fund Investment Corp. REIT	340	687,952
Japan Tobacco, Inc. (b)	43,500	960,723
JFE Holdings, Inc.	7,800	114,567
JXTG Holdings, Inc.	66,982	332,237
Kajima Corp.	21,300	292,198
Kakaku.com, Inc.	6,200	119,696
Kansai Electric Power Co., Inc.	10,000	114,581
Kao Corp.	17,600	1,341,155
Kawasaki Heavy Industries, Ltd.	3,600	84,637
KDDI Corp.	67,718	1,724,377
Keihan Holdings Co., Ltd.	2,600	113,301
Keikyu Corp.	13,700	235,878
Keio Corp.	2,600	171,097
Keyence Corp.	2,100	1,288,964
Kintetsu Group Holdings Co., Ltd.	10,800	517,245
Kirin Holdings Co., Ltd.	17,100	368,775
Kobe Steel, Ltd.	11,400	74,596
Koito Manufacturing Co., Ltd.	3,200	170,782
Komatsu, Ltd.	5,800	139,967
Kose Corp.	400	67,087
Kubota Corp.	7,200	119,822
Kyocera Corp.	2,200	143,651
Kyowa Hakko Kirin Co., Ltd. (b)	5,200	93,585
Kyushu Electric Power Co., Inc.	7,500	73,650
Kyushu Railway Co.	18,719	545,551
Lawson, Inc.	8,300	398,283
LIXIL Group Corp.	7,800	123,364
M3, Inc.	14,600	266,822
Marubeni Corp.	37,100	245,520
Mazda Motor Corp.	10,000	104,372
McDonald's Holdings Co. Japan, Ltd. (b)	9,800	432,059
Mebuki Financial Group, Inc.	42,700	111,367
MEIJI Holdings Co., Ltd.	6,300	450,251
MISUMI Group, Inc.	7,900	198,123
Mitsubishi Chemical Holdings Corp.	18,700	130,626
Mitsubishi Corp.	13,300	350,585
Mitsubishi Electric Corp.	10,100	133,023
Mitsubishi Heavy Industries, Ltd.	4,300	187,222
Mitsubishi Tanabe Pharma Corp.	30,113	335,396
Mitsubishi UFJ Financial Group, Inc.	258,400	1,227,964
Mitsui & Co., Ltd.	19,300	314,203
Mizuho Financial Group, Inc.	851,000	1,232,978
MonotaRO Co., Ltd.	3,700	90,182
MS&AD Insurance Group Holdings, Inc.	8,300	263,468
Murata Manufacturing Co., Ltd.	2,400	107,815
Nabtesco Corp. (b)	1,200	33,347
Security Description	Shares	Value
Nagoya Railroad Co., Ltd.	18,600	$514,633
NEC Corp.	12,000	472,248
Nexon Co., Ltd. (a)	11,700	169,625
NH Foods, Ltd.	5,900	252,724
Nippon Building Fund, Inc. REIT	137	938,426
Nippon Prologis REIT, Inc.	240	554,446
Nippon Steel Corp.	12,200	209,373
Nippon Telegraph & Telephone Corp.	25,900	1,206,054
Nippon Yusen KK	2,200	35,305
Nissan Chemical Corp.	3,000	135,187
Nissan Motor Co., Ltd.	153,416	1,098,717
Nissin Foods Holdings Co., Ltd.	6,700	431,576
Nitori Holdings Co., Ltd.	5,100	675,961
Nitto Denko Corp.	5,100	251,686
Nomura Holdings, Inc.	57,300	201,779
Nomura Real Estate Master Fund, Inc. REIT	379	582,888
Nomura Research Institute, Ltd.	3,900	62,514
NTT DOCOMO, Inc.	89,922	2,096,984
Obayashi Corp.	12,100	119,158
Obic Co., Ltd.	600	67,941
Oji Holdings Corp.	12,700	73,319
Ono Pharmaceutical Co., Ltd.	8,900	159,595
Oracle Corp. Japan	2,800	204,529
Oriental Land Co., Ltd.	10,700	1,324,838
ORIX Corp.	17,100	255,214
Osaka Gas Co., Ltd.	9,300	162,021
Otsuka Corp.	6,300	253,485
Otsuka Holdings Co., Ltd.	10,300	336,131
Pan Pacific International Holdings Corp.	1,700	107,927
Panasonic Corp.	29,400	244,936
Park24 Co., Ltd.	8,800	204,930
Pigeon Corp.	2,000	80,472
Recruit Holdings Co., Ltd.	29,505	984,230
Resona Holdings, Inc.	38,700	161,136
Ricoh Co., Ltd.	10,700	106,861
Ryohin Keikaku Co., Ltd.	1,000	180,620
Sankyo Co., Ltd.	7,400	267,867
Santen Pharmaceutical Co., Ltd.	3,200	53,017
Secom Co., Ltd.	7,700	662,797
Sekisui Chemical Co., Ltd.	10,100	151,678
Sekisui House, Ltd.	13,700	225,769
Seven & i Holdings Co., Ltd.	12,600	426,627
Shimamura Co., Ltd.	2,100	156,906
Shimano, Inc.	800	119,027
Shin-Etsu Chemical Co., Ltd.	8,600	801,012
Shinsei Bank, Ltd.	5,100	79,193
Shionogi & Co., Ltd.	10,800	622,398
Shizuoka Bank, Ltd.	10,800	79,592
Showa Denko KK (b)	2,500	73,557
SMC Corp.	1,200	447,410
SoftBank Group Corp.	15,600	747,856
Sompo Holdings, Inc.	2,700	104,276
Sony Corp.	7,600	398,411

See accompanying notes to schedules of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Subaru Corp.	14,000	$340,319
SUMCO Corp. (b)	1,200	14,279
Sumitomo Chemical Co., Ltd.	24,500	113,700
Sumitomo Corp.	13,312	201,706
Sumitomo Electric Industries, Ltd.	10,100	132,601
Sumitomo Mitsui Financial Group, Inc.	25,100	886,677
Sumitomo Mitsui Trust Holdings, Inc.	5,900	213,898
Sumitomo Rubber Industries, Ltd.	6,200	71,702
Suntory Beverage & Food, Ltd.	17,587	764,759
Suzuki Motor Corp.	2,900	136,306
Sysmex Corp.	5,000	326,109
T&D Holdings, Inc.	7,200	78,155
Taiheiyo Cement Corp.	2,500	75,645
Taisei Corp.	6,700	243,461
Taisho Pharmaceutical Holdings Co., Ltd.	3,900	299,360
Takeda Pharmaceutical Co., Ltd.	15,751	558,902
TDK Corp.	1,200	92,890
Terumo Corp.	8,000	238,352
Tobu Railway Co., Ltd.	12,800	373,046
Tohoku Electric Power Co., Inc.	9,300	94,001
Tokio Marine Holdings, Inc.	7,600	380,846
Tokyo Electric Power Co. Holdings, Inc. (a)	60,500	315,584
Tokyo Electron, Ltd.	200	28,068
Tokyo Gas Co., Ltd.	11,608	273,392
Toray Industries, Inc.	47,200	358,885
Toshiba Corp.	3,200	99,647
Tosoh Corp.	7,300	102,650
Toyo Suisan Kaisha, Ltd.	16,600	684,091
Toyota Industries Corp.	1,500	82,560
Toyota Motor Corp.	28,100	1,744,318
Toyota Tsusho Corp.	4,300	130,309
Trend Micro, Inc.	1,500	66,897
Tsuruha Holdings, Inc.	2,500	231,112
Unicharm Corp.	14,806	445,802
United Urban Investment Corp. REIT	370	620,215
USS Co., Ltd.	10,500	206,901
West Japan Railway Co.	7,100	574,379
Yahoo! Japan Corp.	44,500	130,518
Yamada Denki Co., Ltd.	82,700	366,140
Yamaha Corp.	3,200	152,070
Yamaha Motor Co., Ltd. (b)	5,500	97,758
Yamato Holdings Co., Ltd.	3,500	71,176
Yamazaki Baking Co., Ltd.	5,200	78,623
Yaskawa Electric Corp.	6,000	203,824
Yokohama Rubber Co., Ltd. (b)	4,100	75,348
ZOZO, Inc.	8,000	149,916
		67,987,302
LUXEMBOURG — 0.3%
ArcelorMittal	16,422	294,285
Aroundtown SA	9,167	75,644
RTL Group SA	3,808	195,318
Security Description	Shares	Value
SES SA	5,210	$81,581
Tenaris SA	5,700	74,713
		721,541
NETHERLANDS — 3.0%
ABN AMRO Bank NV (c)	3,282	70,322
Adyen NV (a)(c)	225	173,878
Aegon NV	37,040	184,669
Akzo Nobel NV	1,076	101,263
ASML Holding NV	11,031	2,308,162
EXOR NV	3,446	241,737
Heineken NV	2,856	319,192
ING Groep NV	50,513	586,517
Koninklijke Ahold Delhaize NV	24,273	546,705
Koninklijke DSM NV	1,167	144,460
Koninklijke KPN NV	37,677	115,848
Koninklijke Philips NV	4,655	202,423
NN Group NV	8,414	339,198
NXP Semiconductors NV	1,872	182,726
Randstad NV	3,636	199,995
Royal Dutch Shell PLC Class A	35,883	1,174,817
Royal Dutch Shell PLC Class B	29,701	975,630
Wolters Kluwer NV	7,772	566,625
		8,434,167
NEW ZEALAND — 0.4%
Auckland International Airport, Ltd.	30,740	203,368
Fisher & Paykel Healthcare Corp., Ltd.	18,130	188,257
Meridian Energy, Ltd.	78,277	249,730
Ryman Healthcare, Ltd.	23,756	187,480
Spark New Zealand, Ltd.	131,250	352,616
		1,181,451
NORWAY — 0.5%
DNB ASA	11,228	208,993
Equinor ASA	7,197	142,192
Gjensidige Forsikring ASA	8,747	176,252
Mowi ASA	8,550	200,010
Telenor ASA	23,807	505,679
Yara International ASA	1,849	89,739
		1,322,865
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	27,444	104,448
Jeronimo Martins SGPS SA	8,622	139,083
		243,531
SINGAPORE — 2.0%
CapitaLand Mall Trust REIT	229,700	446,514
ComfortDelGro Corp., Ltd.	70,000	137,625
DBS Group Holdings, Ltd.	46,303	888,448
Keppel Corp., Ltd.	15,611	76,846
Oversea-Chinese Banking Corp., Ltd.	114,043	960,930
SATS, Ltd.	55,200	212,975
Singapore Airlines, Ltd.	86,900	595,412
Singapore Exchange, Ltd.	20,800	121,761

See accompanying notes to schedules of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Singapore Press Holdings, Ltd.	87,000	$156,902
Singapore Technologies Engineering, Ltd.	81,100	248,164
Singapore Telecommunications, Ltd.	413,300	1,069,182
United Overseas Bank, Ltd.	34,775	671,622
Venture Corp., Ltd.	3,200	38,529
		5,624,910
SOUTH AFRICA — 0.0% (e)
Investec PLC	6,173	40,146
SPAIN — 1.9%
ACS Actividades de Construccion y Servicios SA	3,304	132,105
Amadeus IT Group SA	14,919	1,183,507
Banco Bilbao Vizcaya Argentaria SA	87,342	489,070
Banco de Sabadell SA	85,784	88,996
Banco Santander SA	210,422	977,805
Bankia SA (b)	30,238	71,556
CaixaBank SA	36,896	105,799
Endesa SA (b)	4,063	104,615
Iberdrola SA	54,387	542,931
Industria de Diseno Textil SA	34,617	1,042,708
Mapfre SA (b)	23,704	69,402
Repsol SA	17,983	282,304
Telefonica SA	50,410	414,535
		5,505,333
SWEDEN — 2.1%
Alfa Laval AB	1,881	41,074
Assa Abloy AB Class B	25,956	587,201
Atlas Copco AB Class A	23,225	742,944
Atlas Copco AB Class B	12,328	353,967
Boliden AB	6,987	178,813
Electrolux AB Class B	5,996	153,354
Epiroc AB Class A	23,848	248,499
Epiroc AB Class B	6,249	61,950
Essity AB Class B	3,243	99,756
Hennes & Mauritz AB Class B	24,744	440,998
Hexagon AB Class B	6,086	338,206
ICA Gruppen AB (b)	5,377	231,349
Investor AB Class B	9,001	432,772
Kinnevik AB Class B	2,306	60,022
L E Lundbergforetagen AB Class B	4,069	152,442
Sandvik AB	14,109	259,425
Skandinaviska Enskilda Banken AB Class A	15,529	143,805
Skanska AB Class B	12,682	229,222
SKF AB Class B (b)	6,651	122,401
Svenska Handelsbanken AB Class A	14,035	138,986
Swedbank AB Class A	7,497	112,679
Swedish Match AB	1,904	80,443
Telefonaktiebolaget LM Ericsson Class B	14,162	134,473
Telia Co. AB	99,543	442,451
Volvo AB Class B	10,780	171,200
		5,958,432
Security Description	Shares	Value
SWITZERLAND — 11.5%
ABB, Ltd.	20,715	$416,212
Adecco Group AG	5,073	305,213
Baloise Holding AG	2,528	448,039
Barry Callebaut AG	181	363,485
Chocoladefabriken Lindt & Spruengli AG (d)	122	889,036
Chocoladefabriken Lindt & Spruengli AG (d)	2	162,872
Cie Financiere Richemont SA	2,125	180,549
Coca-Cola HBC AG (a)	692	26,175
Credit Suisse Group AG	18,206	218,565
EMS-Chemie Holding AG	300	194,923
Ferguson PLC	7,164	510,587
Geberit AG	1,269	593,502
Givaudan SA	509	1,438,773
Glencore PLC	155,980	542,643
Julius Baer Group, Ltd.	2,307	102,833
Kuehne + Nagel International AG	6,746	1,002,559
LafargeHolcim, Ltd. (d)	1,689	82,579
LafargeHolcim, Ltd. (d)	2,005	98,045
Nestle SA	67,831	7,030,770
Novartis AG	22,406	2,049,862
Partners Group Holding AG	1,321	1,039,187
Roche Holding AG	24,571	6,921,462
Schindler Holding AG (d)	1,418	316,032
Schindler Holding AG (d)	1,117	244,251
SGS SA	182	464,240
Sika AG	1,254	214,273
Sonova Holding AG	2,302	523,676
Straumann Holding AG	187	165,212
Swatch Group AG	173	49,593
Swiss Life Holding AG	1,108	549,795
Swiss Prime Site AG	6,941	606,893
Swiss Re AG	15,116	1,538,576
Swisscom AG	2,930	1,472,813
Temenos AG	157	28,123
UBS Group AG	39,586	470,972
Vifor Pharma AG	170	24,593
Zurich Insurance Group AG	3,644	1,270,354
		32,557,267
UNITED KINGDOM — 16.6%
3i Group PLC	35,534	503,571
Admiral Group PLC	15,460	434,445
Anglo American PLC	7,588	216,757
Ashtead Group PLC	15,011	430,616
Associated British Foods PLC	9,581	300,332
AstraZeneca PLC	45,621	3,738,022
Aviva PLC	33,807	179,204
BAE Systems PLC	167,640	1,056,963
Barclays PLC	270,132	515,008
Barratt Developments PLC	30,370	221,321
Berkeley Group Holdings PLC	6,466	307,034
BP PLC	156,437	1,092,248
British American Tobacco PLC	21,449	750,426
British Land Co. PLC REIT	7,271	49,822

See accompanying notes to schedules of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
BT Group PLC	363,019	$907,673
Bunzl PLC	11,436	302,299
Burberry Group PLC	13,979	331,270
Carnival PLC	3,956	175,161
Centrica PLC	119,744	133,775
CNH Industrial NV	15,447	158,636
Coca-Cola European Partners PLC	6,076	343,294
Compass Group PLC	85,381	2,050,498
Croda International PLC	4,383	285,606
Diageo PLC	96,198	4,143,072
Direct Line Insurance Group PLC	124,865	527,282
easyJet PLC	1,110	13,466
Experian PLC	28,438	862,842
Fiat Chrysler Automobiles NV	27,616	385,755
G4S PLC	11,309	29,937
GlaxoSmithKline PLC	73,751	1,479,843
Halma PLC	3,061	78,694
Hargreaves Lansdown PLC	9,836	240,226
HSBC Holdings PLC	256,028	2,140,488
Imperial Brands PLC	37,782	888,037
Informa PLC	5,471	58,141
InterContinental Hotels Group PLC	365	24,026
Intertek Group PLC	5,001	350,190
ITV PLC	113,611	156,160
J Sainsbury PLC	29,375	73,257
John Wood Group PLC	12,245	70,441
Johnson Matthey PLC	6,264	265,394
Kingfisher PLC	83,897	229,461
Land Securities Group PLC REIT	6,378	67,633
Legal & General Group PLC	186,477	639,603
Lloyds Banking Group PLC	549,118	395,486
London Stock Exchange Group PLC	7,851	548,159
Marks & Spencer Group PLC	102,421	274,650
Meggitt PLC	6,458	43,068
Melrose Industries PLC	24,580	56,575
Mondi PLC	10,866	247,542
National Grid PLC	105,506	1,122,291
Next PLC	4,462	313,810
Pearson PLC	11,358	118,447
Persimmon PLC	10,374	263,664
Prudential PLC	14,543	317,612
Reckitt Benckiser Group PLC	5,656	447,308
RELX PLC (d)	76,392	1,856,494
RELX PLC (d)	2,289	55,471
Rio Tinto PLC	35,058	2,177,597
Rio Tinto, Ltd. (b)	11,777	857,526
Rolls-Royce Holdings PLC	18,623	199,187
Royal Bank of Scotland Group PLC	32,151	89,939
RSA Insurance Group PLC	36,269	266,248
Sage Group PLC	31,964	326,421
Schroders PLC	3,690	143,236
Segro PLC REIT	4,127	38,353
Severn Trent PLC	3,348	87,265
Smith & Nephew PLC	56,501	1,226,046
Smiths Group PLC	11,379	226,644
Spirax-Sarco Engineering PLC	1,311	153,253
Security Description	Shares	Value
SSE PLC	59,671	$852,084
Standard Chartered PLC	26,672	242,438
Standard Life Aberdeen PLC	16,802	62,997
Taylor Wimpey PLC	108,620	218,075
Tesco PLC	76,928	221,954
Unilever NV	45,432	2,771,086
Unilever PLC	33,846	2,108,346
United Utilities Group PLC	16,085	160,250
Vodafone Group PLC	495,110	814,880
Weir Group PLC	967	19,033
Whitbread PLC	5,732	337,691
Wm Morrison Supermarkets PLC	26,733	68,523
WPP PLC	19,261	242,732
		47,180,310
TOTAL COMMON STOCKS (Cost $273,311,184)		282,126,112

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
ACS Actividades de Construccion y Servicios SA (expiring 07/11/19) (a)	3,304	5,192
Repsol SA (expiring 07/09/19) (a)	15,999	8,888
TOTAL RIGHTS (Cost $14,493)		14,080
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	96,723	96,723
State Street Navigator Securities Lending Portfolio III (h) (i)	3,589,767	3,589,767
TOTAL SHORT-TERM INVESTMENTS (Cost $3,686,490)		3,686,490
TOTAL INVESTMENTS — 100.7% (Cost $277,012,167)		285,826,682
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(1,904,833)
NET ASSETS — 100.0%		$283,921,849

See accompanying notes to schedules of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$282,126,112	$—	$—	$282,126,112
Rights	14,080	—	—	14,080
Short-Term Investments	3,686,490	—	—	3,686,490
TOTAL INVESTMENTS	$285,826,682	$—	$—	$285,826,682
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	43,852	$43,852	$11,456,493	$11,403,622	$—	$—	96,723	$96,723	$4,712
State Street Navigator Securities Lending Government Money Market Portfolio	2,930,232	2,930,232	23,657,896	26,588,128	—	—	—	—	23,666
State Street Navigator Securities Lending Portfolio III	—	—	19,895,874	16,306,107	—	—	3,589,767	3,589,767	21,385
Total		$2,974,084	$55,010,263	$54,297,857	$—	$—		$3,686,490	$49,763
See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
ARGENTINA — 0.3%
Banco BBVA Argentina SA ADR	2,100	$23,772
Banco Macro SA ADR	6,000	437,100
Grupo Financiero Galicia SA ADR	11,500	408,250
Telecom Argentina SA ADR (a)	1,300	22,971
YPF SA ADR	3,400	61,914
		954,007
BRAZIL — 5.1%
Ambev SA ADR	505,036	2,358,518
Ambev SA	11,788	55,024
Atacadao SA	8,316	47,735
B3 SA - Brasil Bolsa Balcao	12,205	119,291
Banco Bradesco SA Preference Shares	58,877	579,760
Banco Bradesco SA	21,012	183,385
Banco do Brasil SA	19,683	277,015
Banco Santander Brasil SA	5,714	67,775
BB Seguridade Participacoes SA	156,066	1,318,518
BR Malls Participacoes SA	6,638	24,819
Braskem SA Class A, Preference Shares (b)	2,617	23,919
BRF SA (b)	5,910	45,520
BRF SA ADR (a)(b)	3,121	23,720
CCR SA	14,817	52,809
Centrais Eletricas Brasileiras SA	5,082	46,741
Centrais Eletricas Brasileiras SA ADR (a)	5,650	52,489
Centrais Eletricas Brasileiras SA Class B, Preference Shares	538	5,053
Cia Brasileira de Distribuicao ADR	2,831	69,303
Cia Brasileira de Distribuicao Preference Shares	48	1,186
Cia de Saneamento Basico do Estado de Sao Paulo	910	11,224
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,695	93,648
Cia Energetica de Minas Gerais ADR	10,915	41,586
Cia Energetica de Minas Gerais Preference Shares	6,875	26,638
Cia Siderurgica Nacional SA ADR	8,066	34,764
Cia Siderurgica Nacional SA	1,344	5,860
Cielo SA	174,175	305,391
Cosan SA	2,619	31,536
Embraer SA	1,060	5,368
Embraer SA ADR	3,616	72,790
Energisa SA	2,000	24,046
Engie Brasil Energia SA	23,219	263,350
Equatorial Energia SA	25,674	614,946
Gerdau SA Preference Shares	22,524	89,328
Hypera SA	39,860	311,899
IRB Brasil Resseguros S/A	21,007	539,885
Security Description	Shares	Value
Itau Unibanco Holding SA Preference Shares ADR (c)	79,329	$747,279
Itau Unibanco Holding SA Preference Shares (c)	1,856	17,559
Itausa - Investimentos Itau SA Preference Shares	516,602	1,737,440
JBS SA	22,081	122,255
Klabin SA	11,434	48,777
Kroton Educacional SA	34,065	97,503
Localiza Rent a Car SA	1,263	13,504
Lojas Americanas SA Preference Shares	5,552	23,859
Lojas Renner SA	96,723	1,190,161
M Dias Branco SA	1,154	11,731
Magazine Luiza SA	2,852	157,101
Multiplan Empreendimentos Imobiliarios SA	678	4,911
Natura Cosmeticos SA	652	9,610
Petrobras Distribuidora SA	9,212	60,089
Petroleo Brasileiro SA Preference Shares ADR	40,321	572,558
Petroleo Brasileiro SA ADR	26,158	407,280
Petroleo Brasileiro SA Preference Shares	557	3,984
Porto Seguro SA	2,444	32,955
Raia Drogasil SA	4,440	88,159
Rumo SA (b)	31,514	170,453
Sul America SA	12,246	119,883
Suzano SA	2,949	25,276
Suzano SA ADR (a)(b)	1,980	33,719
Telefonica Brasil SA ADR	16,681	217,187
Telefonica Brasil SA Preference Shares	776	10,105
TIM Participacoes SA ADR (a)	3,009	45,045
TIM Participacoes SA	1,966	5,966
Ultrapar Participacoes SA	924	4,846
Ultrapar Participacoes SA ADR (a)	20,798	108,982
Vale SA ADR	54,514	732,668
Vale SA	2,257	30,516
WEG SA	5,401	30,101
		14,706,301
CHILE — 1.4%
Aguas Andinas SA Class A	617,557	363,831
Banco de Chile	1,499,073	220,572
Banco de Chile ADR (a)	38,878	1,154,288
Banco de Credito e Inversiones SA	2,365	162,845
Banco Santander Chile ADR	1,897	56,758
Banco Santander Chile	98,056	7,293
Cencosud SA	50,567	99,056
Cia Cervecerias Unidas SA	1,925	27,076
Cia Cervecerias Unidas SA ADR	8,832	249,504
Colbun SA	482,041	99,397
Embotelladora Andina SA Class B, Preference Shares	1,332	4,800

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Empresa Nacional de Telecomunicaciones SA	2,585	$26,272
Empresas CMPC SA	17,673	48,416
Empresas COPEC SA	7,340	80,260
Enel Americas SA ADR	18,092	160,476
Enel Americas SA	71,236	12,539
Enel Chile SA ADR	2,040	9,751
Enel Chile SA	440,524	41,785
Itau CorpBanca ADR	843	10,538
Latam Airlines Group SA ADR (a)	4,120	38,604
Latam Airlines Group SA	748	7,023
SACI Falabella	108,997	710,363
Sociedad Quimica y Minera de Chile SA ADR (a)	11,156	347,063
		3,938,510
CHINA — 22.2%
3SBio, Inc. (a)(b)(d)	7,390	12,694
51job, Inc. ADR (b)	982	74,141
58.com, Inc. ADR (b)	18	1,119
AAC Technologies Holdings, Inc. (a)	79,500	451,306
Agile Group Holdings, Ltd.	44,000	58,911
Agricultural Bank of China, Ltd. Class A	290,600	152,213
Agricultural Bank of China, Ltd. Class H	2,938,000	1,229,729
Aier Eye Hospital Group Co., Ltd. Class A	9,100	41,005
Air China, Ltd. Class H	52,000	52,449
Alibaba Group Holding, Ltd. ADR (b)	11,173	1,893,265
Aluminum Corp. of China, Ltd. Class H (b)	114,000	40,420
Angang Steel Co., Ltd. Class H (a)	31,200	14,217
Anhui Conch Cement Co., Ltd. Class A	15,000	90,572
Anhui Conch Cement Co., Ltd. Class H	154,000	964,902
ANTA Sports Products, Ltd.	179,000	1,229,229
Autohome, Inc. ADR (a)(b)	7,355	629,735
AviChina Industry & Technology Co., Ltd. Class H	58,000	31,700
BAIC Motor Corp., Ltd. Class H (d)	76,500	47,981
Baidu, Inc. ADR (b)	5,850	686,556
Bank of Beijing Co., Ltd. Class A	214,000	184,016
Bank of China, Ltd. Class A	248,600	135,278
Bank of China, Ltd. Class H	5,900,071	2,492,190
Bank of Communications Co., Ltd. Class A	358,600	319,312
Bank of Communications Co., Ltd. Class H	624,000	473,641
Bank of Hangzhou Co., Ltd. Class A	42,100	51,025
Bank of Jiangsu Co., Ltd. Class A	131,700	139,116
Bank of Nanjing Co., Ltd. Class A	48,400	58,167
Bank of Ningbo Co., Ltd. Class A	30,400	107,216
Security Description	Shares	Value
Bank of Shanghai Co., Ltd. Class A	67,900	$117,069
BBMG Corp. Class H (a)	80,000	25,702
Beijing Capital International Airport Co., Ltd. Class H	174,000	152,563
Beijing Enterprises Holdings, Ltd.	13,500	68,602
Beijing Enterprises Water Group, Ltd.	82,000	48,701
BOE Technology Group Co., Ltd. Class A	121,800	60,962
Brilliance China Automotive Holdings, Ltd.	352,000	389,284
BYD Co., Ltd. Class H (a)	9,000	54,317
BYD Electronic International Co., Ltd.	11,000	15,713
CGN Power Co., Ltd. Class H (d)	1,429,100	393,288
China Agri-Industries Holdings, Ltd.	111,000	35,662
China Aoyuan Group, Ltd.	20,000	28,109
China Cinda Asset Management Co., Ltd. Class H	364,548	83,992
China CITIC Bank Corp., Ltd. Class H	875,000	498,400
China Coal Energy Co., Ltd. Class H (b)	75,000	31,200
China Common Rich Renewable Energy Investment, Ltd. (b)(e)	598,000	—
China Communications Construction Co., Ltd. Class H	256,000	229,048
China Communications Services Corp., Ltd. Class H	50,000	38,784
China Conch Venture Holdings, Ltd.	187,500	662,400
China Construction Bank Corp. Class H	4,219,394	3,634,755
China Eastern Airlines Corp., Ltd. Class H (b)	42,000	24,783
China Everbright Bank Co., Ltd. Class A	49,500	27,440
China Everbright Bank Co., Ltd. Class H	467,274	214,124
China Everbright International, Ltd.	69,888	64,498
China Evergrande Group (a)	23,625	66,226
China Galaxy Securities Co., Ltd. Class H	120,334	71,315
China Hongqiao Group, Ltd.	96,000	67,707
China Huarong Asset Management Co., Ltd. Class H (d)	553,200	96,301
China Huishan Dairy Holdings Co., Ltd. (b)(e)	1,072,393	—
China International Capital Corp., Ltd. Class H (a)(d)	12,800	25,821
China International Travel Service Corp., Ltd. Class A	10,300	132,852
China Jinmao Holdings Group, Ltd.	88,000	53,504

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
China Life Insurance Co., Ltd. Class H	158,000	$389,110
China Longyuan Power Group Corp., Ltd. Class H	112,000	71,823
China Medical System Holdings, Ltd.	164,733	150,974
China Mengniu Dairy Co., Ltd.	72,000	278,784
China Merchants Bank Co., Ltd. Class A	12,200	63,867
China Merchants Bank Co., Ltd. Class H	78,000	388,877
China Merchants Port Holdings Co., Ltd.	49,812	84,672
China Minsheng Banking Corp., Ltd. Class A	320,100	295,742
China Minsheng Banking Corp., Ltd. Class H	401,960	278,349
China Molybdenum Co., Ltd. Class H	60,000	18,970
China National Building Material Co., Ltd. Class H	162,000	142,042
China Oilfield Services, Ltd. Class H	28,000	27,704
China Oriental Group Co., Ltd.	50,000	29,248
China Overseas Land & Investment, Ltd.	86,000	317,030
China Pacific Insurance Group Co., Ltd. Class A	14,800	78,619
China Pacific Insurance Group Co., Ltd. Class H	45,600	178,314
China Petroleum & Chemical Corp. Class A	29,400	23,399
China Petroleum & Chemical Corp. Class H	2,030,395	1,380,019
China Power International Development, Ltd.	186,000	45,473
China Railway Construction Corp., Ltd. Class A	16,100	23,308
China Railway Construction Corp., Ltd. Class H	114,500	140,404
China Railway Group, Ltd. Class H	202,000	153,585
China Railway Signal & Communication Corp., Ltd. Class H (d)	553,000	402,053
China Reinsurance Group Corp. Class H	2,221,000	395,160
China Resources Beer Holdings Co., Ltd.	90,092	427,829
China Resources Gas Group, Ltd.	136,000	674,560
China Resources Pharmaceutical Group, Ltd. (d)	233,500	263,313
China Resources Power Holdings Co., Ltd.	138,267	201,759
China Shenhua Energy Co., Ltd. Class A	48,600	144,110
China Shenhua Energy Co., Ltd. Class H	97,500	204,173
Security Description	Shares	Value
China Shipbuilding Industry Group Power Co., Ltd. Class A	16,500	$56,704
China Southern Airlines Co., Ltd. Class H	58,000	40,387
China State Construction Engineering Corp., Ltd. Class A	54,200	45,344
China Taiping Insurance Holdings Co., Ltd. (b)	46,810	125,226
China Telecom Corp., Ltd. Class H	2,276,000	1,144,919
China Tower Corp., Ltd. Class H (d)	788,000	206,771
China Unicom Hong Kong, Ltd.	256,000	280,822
China United Network Communications, Ltd. Class A	26,700	23,930
China Vanke Co., Ltd. Class A	5,600	22,659
China Vanke Co., Ltd. Class H	22,492	84,354
China Yangtze Power Co., Ltd. Class A	156,400	407,327
China Zhongwang Holdings, Ltd.	56,800	28,645
Chongqing Rural Commercial Bank Co., Ltd. Class H	162,000	88,128
CIFI Holdings Group Co., Ltd.	66,000	43,507
CITIC Securities Co., Ltd. Class H (b)	40,000	83,354
CITIC, Ltd.	503,000	724,964
CNOOC, Ltd.	341,000	583,137
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	178,000	105,262
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	36,500	14,250
COSCO SHIPPING Ports, Ltd.	358,983	354,273
Country Garden Holdings Co., Ltd.	212,266	322,780
Country Garden Services Holdings Co., Ltd.	126,000	291,272
CRRC Corp., Ltd. Class H	270,000	225,677
CSPC Pharmaceutical Group, Ltd.	522,000	841,882
Ctrip.com International, Ltd. ADR (b)	3,177	117,263
Dali Foods Group Co., Ltd. (d)	344,000	228,526
Daqin Railway Co., Ltd. Class A	162,800	191,627
Datang International Power Generation Co., Ltd. Class H	98,000	24,586
Dongfeng Motor Group Co., Ltd. Class H	378,000	309,658
ENN Energy Holdings, Ltd.	21,600	210,125
Far East Horizon, Ltd.	51,000	52,159
Focus Media Information Technology Co., Ltd. Class A	80,800	62,190
Foshan Haitian Flavouring & Food Co., Ltd. Class A	8,900	135,967
Fosun International, Ltd.	81,500	108,284
Foxconn Industrial Internet Co., Ltd. Class A	14,400	25,247

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Future Land Development Holdings, Ltd.	28,000	$36,843
Fuyao Glass Industry Group Co., Ltd. Class A	27,200	89,954
Fuyao Glass Industry Group Co., Ltd. Class H (d)	75,200	233,421
GD Power Development Co., Ltd. Class A	220,700	81,562
Geely Automobile Holdings, Ltd.	747,000	1,277,430
GF Securities Co., Ltd. Class H	35,200	41,857
GOME Retail Holdings, Ltd. (a)(b)	1,897,000	203,965
Great Wall Motor Co., Ltd. Class H (a)	141,000	100,888
Gree Electric Appliances, Inc. of Zhuhai Class A	17,300	138,440
Greentown Service Group Co., Ltd.	126,000	101,768
Guangzhou Automobile Group Co., Ltd. Class H	67,200	71,737
Guangzhou R&F Properties Co., Ltd. Class H (a)	33,200	63,829
Guotai Junan Securities Co., Ltd. Class H (d)	10,600	18,887
Haitian International Holdings, Ltd.	66,000	137,027
Haitong Securities Co., Ltd. Class H	80,400	90,151
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	61,107	245,210
Henan Shuanghui Investment & Development Co., Ltd. Class A	37,800	136,890
Hengan International Group Co., Ltd.	54,374	399,845
Huadian Power International Corp., Ltd. Class H	240,000	94,925
Huadong Medicine Co., Ltd. Class A	5,760	21,756
Huaneng Power International, Inc. Class H	782,000	460,442
Huaneng Renewables Corp., Ltd. Class H (b)	130,000	35,776
Huatai Securities Co., Ltd. Class H (a)(d)	32,643	56,156
Huaxia Bank Co., Ltd. Class A	150,700	168,833
Huayu Automotive Systems Co., Ltd. Class A	11,200	35,199
Huazhu Group, Ltd. ADR (a)	372	13,485
Industrial & Commercial Bank of China, Ltd. Class A	57,100	48,933
Industrial & Commercial Bank of China, Ltd. Class H	3,325,448	2,426,247
Industrial Bank Co., Ltd. Class A	139,000	369,898
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	21,100	102,568
Inner Mongolia Yitai Coal Co., Ltd. Class B	242,000	262,328
JD.com, Inc. ADR (a)(b)	6,054	183,376
Security Description	Shares	Value
Jiangsu Expressway Co., Ltd. Class H	442,000	$629,125
Jiangsu Hengrui Medicine Co., Ltd. Class A	25,660	246,408
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	5,400	95,508
Jiangxi Copper Co., Ltd. Class H	58,000	77,210
Kaisa Group Holdings, Ltd.	63,000	31,127
Kingsoft Corp., Ltd. (a)(b)	16,000	34,611
Kunlun Energy Co., Ltd.	176,000	153,416
Kweichow Moutai Co., Ltd. Class A	5,400	773,112
KWG Group Holdings, Ltd.	27,500	27,914
Legend Holdings Corp. Class H (d)	19,000	44,700
Lenovo Group, Ltd.	852,915	660,497
Li Ning Co., Ltd.	12,500	29,472
Logan Property Holdings Co., Ltd.	16,000	25,887
Longfor Group Holdings, Ltd.	23,500	88,586
Luye Pharma Group, Ltd. (a)(d)	22,500	16,301
Luzhou Laojiao Co., Ltd. Class A	4,400	51,746
Maanshan Iron & Steel Co., Ltd. Class H (a)	80,000	31,744
Meituan Dianping Class B (b)	3,100	27,181
Metallurgical Corp. of China, Ltd. Class H	167,000	44,676
Midea Group Co., Ltd. Class A	10,800	81,491
MMG, Ltd. (b)	40,000	13,978
Momo, Inc. ADR	836	29,929
NetEase, Inc. ADR	1,595	407,953
New China Life Insurance Co., Ltd. Class H	17,400	84,634
New Oriental Education & Technology Group, Inc. ADR (b)	3,999	386,223
Nexteer Automotive Group, Ltd.	114,000	141,834
NIO, Inc. ADR (a)(b)	8,500	21,675
Noah Holdings, Ltd. ADR (a)(b)	2,940	125,097
People's Insurance Co. Group of China, Ltd. Class H	402,000	156,941
PetroChina Co., Ltd. Class A	76,300	76,378
PetroChina Co., Ltd. Class H	1,702,000	938,959
PICC Property & Casualty Co., Ltd. Class H	220,270	237,680
Ping An Bank Co., Ltd. Class A	14,700	29,473
Ping An Insurance Group Co. of China, Ltd. Class A	3,600	46,413
Ping An Insurance Group Co. of China, Ltd. Class H	82,000	984,525
Postal Savings Bank of China Co., Ltd. Class H (d)	306,000	181,739
SAIC Motor Corp., Ltd. Class A	33,900	125,775
Sanan Optoelectronics Co., Ltd. Class A	14,200	23,305
SDIC Power Holdings Co., Ltd. Class A	74,600	84,336
Semiconductor Manufacturing International Corp. (a)(b)	79,700	88,754

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Shandong Gold Mining Co., Ltd. Class A	19,800	$118,604
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	232,000	210,248
Shanghai Electric Group Co., Ltd. Class H	104,000	37,673
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	6,000	18,163
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	400,352	484,426
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	102,600	201,720
Shanghai Pudong Development Bank Co., Ltd. Class A	199,424	338,902
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,700	27,126
Shenzhen Investment, Ltd.	90,000	33,178
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,800	42,741
Shenzhou International Group Holdings, Ltd.	132,000	1,814,630
Shui On Land, Ltd.	84,500	19,577
Sichuan Chuantou Energy Co., Ltd. Class A	47,599	61,637
Sihuan Pharmaceutical Holdings Group, Ltd.	70,000	15,770
SINA Corp. (b)	1,161	50,074
Sino-Ocean Group Holding, Ltd.	111,000	47,171
Sinopec Engineering Group Co., Ltd. Class H	32,000	27,116
Sinopec Shanghai Petrochemical Co., Ltd. Class A	67,616	50,764
Sinopec Shanghai Petrochemical Co., Ltd. Class H	412,000	163,482
Sinopharm Group Co., Ltd. Class H	78,000	274,560
Sinotrans, Ltd. Class H	71,000	25,810
Sinotruk Hong Kong, Ltd.	16,500	28,554
SOHO China, Ltd.	22,000	7,772
Songcheng Performance Development Co., Ltd. Class A	14,800	49,829
Sunac China Holdings, Ltd.	30,697	150,882
Suning.com Co., Ltd. Class A	63,100	105,396
Sunny Optical Technology Group Co., Ltd.	75,793	782,911
TAL Education Group ADR (b)	4,502	171,526
Tencent Holdings, Ltd.	127,178	5,739,899
Tencent Music Entertainment Group ADR (a)(b)	1,700	25,483
Tingyi Cayman Islands Holding Corp.	18,000	30,044
Tong Ren Tang Technologies Co., Ltd. Class H	14,000	16,684
Towngas China Co., Ltd. (b)	31,000	22,340
TravelSky Technology, Ltd. Class H	129,000	259,238
Security Description	Shares	Value
Tsingtao Brewery Co., Ltd. Class H	4,000	$25,472
Uni-President China Holdings, Ltd.	28,000	31,181
Vipshop Holdings, Ltd. ADR (b)	10,553	91,072
Want Want China Holdings, Ltd.	644,000	523,443
Weibo Corp. ADR (a)(b)	5,882	256,161
Weichai Power Co., Ltd. Class H	57,000	96,307
Wens Foodstuffs Group Co., Ltd. Class A	28,400	148,177
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	11,000	21,686
Wuliangye Yibin Co., Ltd. Class A	12,500	214,517
Xiaomi Corp. Class B (a)(b)(d)	55,400	70,912
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (a)	25,800	28,202
Xinyi Solar Holdings, Ltd.	25,450	12,542
Yanzhou Coal Mining Co., Ltd. Class H	76,000	71,014
Yihai International Holding, Ltd.	51,000	264,710
Yum China Holdings, Inc.	19,539	902,702
Yunnan Baiyao Group Co., Ltd. Class A	7,300	88,603
Yuzhou Properties Co., Ltd.	38,511	18,091
YY, Inc. ADR (b)	426	29,688
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,900	31,846
Zhaojin Mining Industry Co., Ltd. Class H	390,500	437,360
Zhejiang Dahua Technology Co., Ltd. Class A	10,900	23,027
Zhejiang Expressway Co., Ltd. Class H	48,000	50,565
Zhongsheng Group Holdings, Ltd.	9,500	26,448
Zhuzhou CRRC Times Electric Co., Ltd. Class H	16,300	85,855
Zijin Mining Group Co., Ltd. Class A	148,100	81,236
Zijin Mining Group Co., Ltd. Class H	110,000	44,634
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	68,447	59,853
ZTE Corp. Class H (b)	47,280	136,469
ZTO Express Cayman, Inc. ADR	4,300	82,216
		64,473,561
COLOMBIA — 0.2%
Bancolombia SA ADR	1,396	71,252
Bancolombia SA	3,878	46,725
Bancolombia SA Preference Shares	2,385	30,342
Cementos Argos SA	1,699	3,973
Ecopetrol SA ADR	1,640	29,996

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Ecopetrol SA	36,052	$32,826
Grupo Argos SA	12,425	67,026
Grupo Aval Acciones y Valores SA Preference Shares	50,444	20,212
Grupo de Inversiones Suramericana SA Preference Shares	9,217	90,934
Grupo de Inversiones Suramericana SA	4,304	45,764
Interconexion Electrica SA ESP	6,956	38,739
		477,789
CZECH REPUBLIC — 0.2%
CEZ A/S	5,273	127,442
Komercni banka A/S	7,726	308,102
Moneta Money Bank A/S (d)	62,194	213,225
		648,769
EGYPT — 0.5%
Commercial International Bank Egypt SAE GDR	289,567	1,230,659
Eastern Co SAE	128,321	118,675
ElSewedy Electric Co.	95,756	81,962
		1,431,296
GREECE — 0.4%
Alpha Bank AE (b)	103,617	207,678
Eurobank Ergasias SA (b)	126,961	125,065
FF Group (b)(e)	491	268
Hellenic Telecommunications Organization SA	12,155	179,948
JUMBO SA	5,206	100,786
Motor Oil Hellas Corinth Refineries SA	8,571	219,615
National Bank of Greece SA (b)	19,848	54,473
OPAP SA	11,670	130,905
Titan Cement Co. SA	11,309	220,998
		1,239,736
HONG KONG — 2.2%
Alibaba Pictures Group, Ltd. (b)	30,000	6,451
China Ding Yi Feng Holdings, Ltd. (e)	64,000	94,618
China Everbright, Ltd.	30,000	44,314
China First Capital Group, Ltd. (b)	220,000	65,613
China Gas Holdings, Ltd.	54,000	200,793
China Mobile, Ltd.	285,497	2,600,078
China Resources Cement Holdings, Ltd.	50,000	48,448
China Resources Land, Ltd.	50,444	222,115
China State Construction International Holdings, Ltd.	50,000	51,328
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	17,510
Fullshare Holdings, Ltd. (b)	685,893	42,580
Guangdong Investment, Ltd.	736,000	1,456,456
Haier Electronics Group Co., Ltd. (b)	143,000	395,366
Security Description	Shares	Value
Hutchison China MediTech, Ltd. ADR (a)(b)	6,312	$138,864
Kingboard Holdings, Ltd.	23,500	65,424
Kingboard Laminates Holdings, Ltd.	20,500	18,788
Lee & Man Paper Manufacturing, Ltd.	282,000	197,445
Nine Dragons Paper Holdings, Ltd.	38,000	33,707
Shanghai Industrial Holdings, Ltd.	30,000	65,050
Shenzhen International Holdings, Ltd.	66,930	132,789
Shimao Property Holdings, Ltd.	34,000	103,578
Sino Biopharmaceutical, Ltd.	36,000	36,818
SSY Group, Ltd.	154,000	139,167
Sun Art Retail Group, Ltd.	138,832	131,502
Yuexiu Property Co., Ltd.	158,000	35,796
		6,344,598
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	41,093	456,984
OTP Bank Nyrt	8,017	319,623
Richter Gedeon Nyrt	25,357	468,341
		1,244,948
INDIA — 12.2%
Adani Ports & Special Economic Zone, Ltd.	4,368	25,957
Ambuja Cements, Ltd.	3,143	9,692
Ashok Leyland, Ltd.	15,481	19,568
Asian Paints, Ltd.	64,752	1,274,027
Aurobindo Pharma, Ltd.	27,130	238,983
Avenue Supermarts, Ltd. (b)(d)	12,736	257,921
Axis Bank, Ltd. (b)	14,533	170,232
Bajaj Auto, Ltd.	9,880	404,640
Bajaj Finance, Ltd.	5,501	293,357
Bajaj Finserv, Ltd.	2,564	316,645
Bharat Forge, Ltd.	742	4,836
Bharat Petroleum Corp., Ltd.	17,712	100,700
Bharti Airtel, Ltd.	22,865	114,826
Bharti Infratel, Ltd.	51,497	199,229
Bosch, Ltd.	651	154,090
Britannia Industries, Ltd.	15,568	618,796
Cipla, Ltd.	10,961	87,883
Coal India, Ltd.	186,231	684,733
Container Corp. Of India, Ltd.	457	3,774
Dabur India, Ltd.	175,413	1,017,752
Divi's Laboratories, Ltd.	8,738	202,153
Dr Reddy's Laboratories, Ltd. ADR	1,530	57,329
Dr Reddy's Laboratories, Ltd.	594	21,947
Eicher Motors, Ltd.	1,796	497,965
GAIL India, Ltd. GDR	2,375	64,363
Glenmark Pharmaceuticals, Ltd.	1,980	12,717
Godrej Consumer Products, Ltd.	41,681	400,401
Grasim Industries, Ltd.	4,663	61,750
Havells India, Ltd.	24,442	278,368

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
HCL Technologies, Ltd.	100,169	$1,544,963
Hero MotoCorp, Ltd.	6,815	254,868
Hindalco Industries, Ltd.	33,539	100,601
Hindustan Petroleum Corp., Ltd.	27,111	113,919
Hindustan Unilever, Ltd.	109,730	2,841,670
Housing Development Finance Corp., Ltd.	20,721	658,035
ICICI Bank, Ltd. ADR	12,594	158,558
ICICI Bank, Ltd.	2,307	14,609
ICICI Lombard General Insurance Co., Ltd. (d)	13,639	219,826
Indiabulls Housing Finance, Ltd.	4,489	39,520
Indian Oil Corp., Ltd.	61,497	138,892
Infosys, Ltd. ADR (a)	296,945	3,177,312
Infosys, Ltd.	207,110	2,196,292
InterGlobe Aviation, Ltd. (d)	3,695	83,396
ITC, Ltd.	405,061	1,606,982
JSW Steel, Ltd.	10,927	43,786
Larsen & Toubro, Ltd. GDR	3,473	77,622
Larsen & Toubro, Ltd.	461	10,373
LIC Housing Finance, Ltd.	6,581	52,937
Lupin, Ltd.	7,224	78,988
Mahindra & Mahindra Financial Services, Ltd.	1,154	6,493
Mahindra & Mahindra, Ltd. GDR	10,574	98,338
Mahindra & Mahindra, Ltd.	736	6,988
Marico, Ltd.	125,812	675,378
Maruti Suzuki India, Ltd.	11,598	1,097,952
Motherson Sumi Systems, Ltd.	6,199	10,952
Nestle India, Ltd.	3,756	648,201
NTPC, Ltd.	40,243	82,407
Oil & Natural Gas Corp., Ltd.	74,316	180,602
Page Industries, Ltd.	721	214,978
Petronet LNG, Ltd.	126,813	450,282
Pidilite Industries, Ltd.	18,267	321,384
Piramal Enterprises, Ltd.	807	22,755
Power Grid Corp. of India, Ltd.	76,868	230,401
REC, Ltd.	26,206	62,566
Reliance Industries, Ltd. GDR (d)	14,348	518,680
Reliance Industries, Ltd.	12,453	226,067
Shree Cement, Ltd.	37	11,696
Shriram Transport Finance Co., Ltd.	1,273	19,926
State Bank of India GDR (b)	2,606	134,991
Sun Pharmaceutical Industries, Ltd.	24,434	141,926
Tata Consultancy Services, Ltd.	146,061	4,712,717
Tata Motors, Ltd. ADR (b)	13,663	159,584
Tata Motors, Ltd. (b)	21,112	49,716
Tata Power Co., Ltd.	21,948	21,939
Tata Steel, Ltd.	806	5,890
Tata Steel, Ltd. GDR	9,033	65,038
Tech Mahindra, Ltd.	87,438	895,059
Titan Co., Ltd.	46,375	896,696
UltraTech Cement, Ltd.	724	47,784
United Spirits, Ltd. (b)	28,891	244,827
Security Description	Shares	Value
UPL, Ltd.	38,152	$518,135
Vedanta, Ltd.	46,147	116,558
Vodafone Idea, Ltd. (b)	273,071	48,065
Wipro, Ltd. ADR (a)	77,820	336,961
Wipro, Ltd.	187,877	763,457
Yes Bank, Ltd.	42,521	66,990
Zee Entertainment Enterprises, Ltd.	51,107	250,732
		35,370,894
INDONESIA — 3.7%
Adaro Energy Tbk PT	511,900	49,279
AKR Corporindo Tbk PT	400	116
Astra International Tbk PT	305,800	161,261
Bank Central Asia Tbk PT	1,733,325	3,677,679
Bank Danamon Indonesia Tbk PT	400	136
Bank Mandiri Persero Tbk PT	281,500	159,904
Bank Negara Indonesia Persero Tbk PT	174,400	113,571
Bank Rakyat Indonesia Persero Tbk PT	448,500	138,415
Bank Tabungan Negara Persero Tbk PT	160,000	27,861
Bukit Asam Tbk PT	378,100	79,220
Bumi Serpong Damai Tbk PT (b)	117,400	12,756
Charoen Pokphand Indonesia Tbk PT	834,000	279,230
Gudang Garam Tbk PT	85,500	465,249
Hanjaya Mandala Sampoerna Tbk PT	2,761,800	613,842
Indah Kiat Pulp & Paper Corp. Tbk PT	112,900	74,920
Indocement Tunggal Prakarsa Tbk PT	22,900	32,419
Indofood CBP Sukses Makmur Tbk PT	511,300	367,347
Indofood Sukses Makmur Tbk PT	477,000	237,192
Jasa Marga Persero Tbk PT	29,900	12,117
Kalbe Farma Tbk PT	2,157,400	222,955
Pabrik Kertas Tjiwi Kimia Tbk PT	33,100	29,463
Pakuwon Jati Tbk PT	1,763,978	91,149
Perusahaan Gas Negara Tbk PT	297,700	44,463
Semen Indonesia Persero Tbk PT	53,700	43,998
Surya Citra Media Tbk PT	810,300	92,343
Telekomunikasi Indonesia Persero Tbk PT	7,330,075	2,148,045
Unilever Indonesia Tbk PT	370,200	1,179,189
United Tractors Tbk PT	192,100	383,452
		10,737,571
LUXEMBOURG — 0.0% (f)
Reinet Investments SCA	8,086	130,271
MALAYSIA — 3.3%
AirAsia Group Bhd	43,100	28,473
Alliance Bank Malaysia Bhd	44,700	40,671
AMMB Holdings Bhd	80,900	82,809
Axiata Group Bhd	34,770	41,901

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
British American Tobacco Malaysia Bhd	19,700	$137,292
CIMB Group Holdings Bhd	116,460	151,616
Dialog Group Bhd	11,300	8,914
DiGi.Com Bhd	99,700	121,835
Fraser & Neave Holdings Bhd	27,200	227,473
Gamuda Bhd	32,200	29,297
Genting Bhd	45,200	74,048
Genting Malaysia Bhd	58,900	46,179
Genting Plantations Bhd	800	1,936
HAP Seng Consolidated Bhd	151,700	365,255
Hartalega Holdings Bhd	157,800	200,090
Hong Leong Bank Bhd	182,720	840,092
Hong Leong Financial Group Bhd	8,700	39,032
IHH Healthcare Bhd	322,200	452,211
IJM Corp. Bhd	82,000	47,622
IOI Corp. Bhd	60,300	62,014
Kuala Lumpur Kepong Bhd	56,500	335,787
Malayan Banking Bhd	582,630	1,251,967
Malaysia Airports Holdings Bhd	3,100	6,399
Maxis Bhd	425,900	574,050
MISC Bhd	24,900	43,082
Nestle Malaysia Bhd	10,400	375,230
Petronas Chemicals Group Bhd	399,600	812,254
Petronas Dagangan Bhd	27,600	169,641
Petronas Gas Bhd	6,200	26,045
PPB Group Bhd	74,360	336,487
Public Bank Bhd	271,611	1,511,689
RHB Capital Bhd	36,638	49,560
Sime Darby Bhd	66,827	36,547
Sime Darby Plantation Bhd	27,927	33,249
Sime Darby Property Bhd	99,627	24,831
SP Setia Bhd Group	42,974	22,462
Telekom Malaysia Bhd	67,285	65,128
Tenaga Nasional Bhd	182,000	609,529
Top Glove Corp. Bhd	7,200	8,555
Westports Holdings Bhd	186,238	177,563
YTL Corp. Bhd	175,038	47,439
		9,516,254
MEXICO — 1.9%
Alfa SAB de CV Class A	110,285	108,266
America Movil SAB de CV Series L	542,437	394,440
Arca Continental SAB de CV	56,572	305,804
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	27,679	42,315
Cemex SAB de CV Series CPO	522,457	220,006
Coca-Cola Femsa SAB de CV	20,072	124,444
El Puerto de Liverpool SAB de CV Series C1	474	2,637
Fibra Uno Administracion SA de CV REIT	82,861	109,638
Fomento Economico Mexicano SAB de CV	18,666	180,678
Security Description	Shares	Value
Gruma SAB de CV Class B	18,363	$172,183
Grupo Aeroportuario del Pacifico SAB de CV Class B	38,567	401,255
Grupo Aeroportuario del Sureste SAB de CV Class B	20,155	326,365
Grupo Bimbo SAB de CV Class A	29,591	61,657
Grupo Carso SAB de CV Series A1	5,189	19,328
Grupo Financiero Banorte SAB de CV Series O	44,349	257,068
Grupo Financiero Inbursa SAB de CV Series O	56,255	81,286
Grupo Mexico SAB de CV Class B	61,074	162,034
Grupo Televisa SAB Series CPO	52,137	88,064
Industrias Penoles SAB de CV	3,295	42,586
Infraestructura Energetica Nova SAB de CV	47,074	184,727
Kimberly-Clark de Mexico SAB de CV Class A (b)	2,615	4,858
Mexichem SAB de CV	13,953	29,262
Promotora y Operadora de Infraestructura SAB de CV	1,202	11,933
Wal-Mart de Mexico SAB de CV	786,217	2,144,416
		5,475,250
PAKISTAN — 0.0% (f)
Habib Bank, Ltd.	53,434	37,884
MCB Bank, Ltd.	74,397	81,243
Oil & Gas Development Co., Ltd.	5,662	4,660
		123,787
PERU — 0.6%
Cia de Minas Buenaventura SAA ADR	9,038	150,664
Credicorp, Ltd.	5,463	1,250,535
Southern Copper Corp. (a)	8,022	311,655
		1,712,854
PHILIPPINES — 1.4%
Aboitiz Equity Ventures, Inc.	157,170	168,720
Aboitiz Power Corp.	526,400	357,543
Alliance Global Group, Inc.	103,900	31,311
Ayala Corp.	3,370	58,803
Ayala Land, Inc.	39,500	39,165
Bank of the Philippine Islands	305,679	468,348
BDO Unibank, Inc.	277,482	758,221
DMCI Holdings, Inc.	75,030	15,084
Globe Telecom, Inc.	840	37,086
GT Capital Holdings, Inc.	1,118	20,512
International Container Terminal Services, Inc.	93,240	266,426
JG Summit Holdings, Inc.	48,340	63,592
Jollibee Foods Corp.	105,080	577,955
Manila Electric Co.	61,310	463,101
Megaworld Corp.	199,000	23,693
Metro Pacific Investments Corp.	159,200	14,915
Metropolitan Bank & Trust Co.	139,138	193,492

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
PLDT, Inc.	2,041	$51,388
Robinsons Land Corp.	19,863	10,215
Security Bank Corp.	35,870	119,018
SM Investments Corp.	4,215	79,718
SM Prime Holdings, Inc.	74,600	54,019
Universal Robina Corp.	64,430	208,751
		4,081,076
POLAND — 0.6%
Alior Bank SA (b)	2,037	27,213
Bank Millennium SA (b)	20,862	52,362
Bank Polska Kasa Opieki SA	10,357	310,499
CCC SA	205	9,268
CD Projekt SA	95	5,485
Cyfrowy Polsat SA	20,106	160,451
Dino Polska SA (b)(d)	4,901	172,032
Grupa Lotos SA	2,228	50,604
Jastrzebska Spolka Weglowa SA (b)	1,061	13,429
KGHM Polska Miedz SA (b)	3,129	86,842
LPP SA	11	22,536
mBank SA	409	47,160
Orange Polska SA (b)	22,754	40,789
PGE Polska Grupa Energetyczna SA (b)	50,920	130,973
Polski Koncern Naftowy ORLEN SA	10,470	252,625
Polskie Gornictwo Naftowe i Gazownictwo SA	39,369	56,057
Powszechna Kasa Oszczednosci Bank Polski SA	20,202	231,967
Powszechny Zaklad Ubezpieczen SA	10,012	117,217
Santander Bank Polska SA	680	67,613
		1,855,122
QATAR — 1.4%
Barwa Real Estate Co.	39,480	370,811
Commercial Bank PQSC	213,930	269,671
Industries Qatar QSC	21,270	67,176
Masraf Al Rayan QSC	601,950	629,847
Mesaieed Petrochemical Holding Co.	35,690	25,582
Ooredoo QSC	3,542	63,627
Qatar Electricity & Water Co. QSC	107,090	489,975
Qatar Fuel QSC	5,620	33,122
Qatar Insurance Co. SAQ	35,720	343,932
Qatar Islamic Bank SAQ	170,660	778,486
Qatar National Bank QPSC	179,810	939,728
		4,011,957
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	4,573	41,967
RUSSIA — 3.4%
Alrosa PJSC	306,366	418,397
Gazprom PJSC ADR	255,953	1,875,112
Security Description	Shares	Value
Inter RAO UES PJSC	1,790,238	$128,403
LUKOIL PJSC ADR	13,217	1,115,779
Magnit PJSC GDR	11,556	168,429
Magnitogorsk Iron & Steel Works PJSC	51,764	37,033
MMC Norilsk Nickel PJSC ADR	7,372	167,418
Mobile TeleSystems PJSC ADR	11,188	104,160
Moscow Exchange MICEX-RTS PJSC (b)	18,748	26,775
Novatek PJSC GDR	673	142,676
Novolipetsk Steel PJSC GDR	13,939	351,820
Novolipetsk Steel PJSC	27,500	69,671
PhosAgro PJSC GDR	2,421	31,764
Polymetal International PLC	2,545	32,287
Polyus PJSC (b)	367	33,866
Rosneft Oil Co. PJSC	20,373	133,688
Rosneft Oil Co. PJSC GDR	48,930	320,491
Sberbank of Russia PJSC ADR (c)	72,547	1,115,773
Sberbank of Russia PJSC ADR (a)(c)	6,842	104,546
Severstal PJSC GDR	26,539	447,182
Surgutneftegas PJSC ADR	27,251	184,762
Surgutneftegas PJSC ADR	42,423	174,359
Tatneft PJSC ADR (c)	33,280	2,456,064
Tatneft PJSC ADR (a)(c)	1,551	113,766
Transneft PJSC Preference Shares	36	94,459
VTB Bank PJSC GDR	36,842	46,347
VTB Bank PJSC	63,991,243	40,570
X5 Retail Group NV GDR	1,360	46,634
		9,982,231
SAUDI ARABIA — 2.2%
Advanced Petrochemical Co.	5,399	86,378
Al Rajhi Bank	86,092	1,597,761
Alinma Bank	94,388	613,104
Bank AlBilad (b)	26,361	191,192
Bank Al-Jazira	31,497	127,491
Banque Saudi Fransi	4,947	55,930
Bupa Arabia for Cooperative Insurance Co.	3,369	86,510
Etihad Etisalat Co. (b)	25,300	162,044
Jarir Marketing Co.	14,095	620,890
National Commercial Bank	7,482	110,527
Riyad Bank	8,147	58,220
Samba Financial Group	8,880	83,822
Saudi Airlines Catering Co.	9,772	222,526
Saudi Arabian Fertilizer Co.	17,110	386,888
Saudi Arabian Mining Co. (b)	1,690	21,901
Saudi Basic Industries Corp.	28,173	857,905
Saudi British Bank	2,002	22,101
Saudi Electricity Co.	22,027	109,834
Saudi Kayan Petrochemical Co. (b)	6,561	21,379
Saudi Telecom Co.	32,098	891,837
Yanbu National Petrochemical Co.	11,472	192,717
		6,520,957

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 0.1%
BOC Aviation, Ltd. (d)	17,700	$148,623
SOUTH AFRICA — 3.6%
Absa Group, Ltd.	20,085	250,684
Anglo American Platinum, Ltd.	427	25,343
AngloGold Ashanti, Ltd.	18,818	338,974
Aspen Pharmacare Holdings, Ltd.	6,768	48,212
Bid Corp., Ltd.	4,602	100,187
Bidvest Group, Ltd.	10,376	139,328
Capitec Bank Holdings, Ltd.	5,344	492,188
Clicks Group, Ltd.	37,218	541,830
Discovery, Ltd. (a)	4,533	47,933
Exxaro Resources, Ltd.	5,345	65,192
FirstRand, Ltd.	34,025	165,405
Fortress REIT, Ltd. Class A,	291,741	443,573
Foschini Group, Ltd.	2,469	31,569
Gold Fields, Ltd.	33,923	184,635
Growthpoint Properties, Ltd. REIT	38,010	65,447
Investec, Ltd.	9,321	60,720
Kumba Iron Ore, Ltd. (a)	7,520	266,312
Liberty Holdings, Ltd.	3,946	29,567
Life Healthcare Group Holdings, Ltd.	14,666	23,339
MMI Holdings, Ltd.	27,431	36,902
Mondi, Ltd.	13,943	313,403
Mr. Price Group, Ltd.	34,858	490,713
MTN Group, Ltd.	22,431	169,808
MultiChoice Group, Ltd. (b)	1,708	16,227
Naspers, Ltd. Class N	1,340	324,947
Nedbank Group, Ltd.	9,139	164,099
Netcare, Ltd. (a)	140,304	178,897
Old Mutual, Ltd.	108,083	162,493
Pick n Pay Stores, Ltd.	50,733	248,246
PSG Group, Ltd.	785	13,305
Rand Merchant Investment Holdings, Ltd.	8,580	20,669
Redefine Properties, Ltd. REIT	106,889	68,524
Remgro, Ltd.	10,537	140,406
RMB Holdings, Ltd.	85,269	510,359
Sanlam, Ltd.	184,561	1,022,979
Sappi, Ltd.	20,339	79,171
Sasol, Ltd. (a)	11,203	278,231
Shoprite Holdings, Ltd.	50,561	565,301
SPAR Group, Ltd.	29,428	389,897
Standard Bank Group, Ltd.	22,375	312,064
Telkom SA SOC, Ltd.	6,579	43,012
Tiger Brands, Ltd. (a)	18,762	297,637
Truworths International, Ltd.	55,646	276,232
Vodacom Group, Ltd.	89,213	757,105
Woolworths Holdings, Ltd. (a)	110,429	382,787
		10,583,852
SOUTH KOREA — 13.3%
Amorepacific Corp.	387	55,135
Security Description	Shares	Value
Amorepacific Corp. Preference Shares	110	$8,212
AMOREPACIFIC Group	380	20,503
BGF retail Co., Ltd.	1,225	223,856
BNK Financial Group, Inc.	20,042	130,009
Celltrion, Inc. (b)	761	135,440
Cheil Worldwide, Inc.	5,419	137,980
CJ CheilJedang Corp.	594	152,789
CJ Corp.	1,233	107,853
CJ Corp. Preference Shares (b)(g)	132	4,192
CJ ENM Co., Ltd.	159	24,374
CJ Logistics Corp. (b)	1,319	153,644
Coway Co., Ltd.	8,206	550,075
Daelim Industrial Co., Ltd.	1,250	124,497
Daewoo Engineering & Construction Co., Ltd. (b)	4,748	20,314
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	1,330	37,666
DB Insurance Co., Ltd.	10,638	546,342
Doosan Bobcat, Inc. (b)	732	23,076
E-MART, Inc.	1,622	196,666
Fila Korea, Ltd.	1,042	69,217
GS Engineering & Construction Corp.	1,968	68,773
GS Holdings Corp.	2,632	116,709
GS Retail Co., Ltd.	2,306	78,488
Hana Financial Group, Inc.	16,498	534,383
Hankook Tire & Technology Co., Ltd.	2,330	70,829
Hanmi Pharm Co., Ltd.	7	2,449
Hanmi Science Co., Ltd.	768	45,362
Hanon Systems	2,909	29,351
Hanwha Chemical Corp.	6,594	129,636
Hanwha Corp.	6,098	141,009
Hanwha Life Insurance Co., Ltd.	41,500	117,709
HDC Hyundai Development Co-Engineering & Construction	1,060	39,934
Hotel Shilla Co., Ltd.	322	27,051
Hyundai Department Store Co., Ltd.	746	53,431
Hyundai Engineering & Construction Co., Ltd.	2,540	117,909
Hyundai Glovis Co., Ltd.	1,274	177,642
Hyundai Heavy Industries Holdings Co., Ltd.	492	138,057
Hyundai Marine & Fire Insurance Co., Ltd.	9,705	239,126
Hyundai Mobis Co., Ltd.	2,435	496,638
Hyundai Motor Co.	6,432	779,873
Hyundai Motor Co. Preference Shares	2,519	188,273
Hyundai Motor Co. Preference Shares	1,082	74,123
Hyundai Motor Co. GDR	1,240	42,656
Hyundai Steel Co.	4,423	160,119
Industrial Bank of Korea	14,298	173,981
Kakao Corp.	362	41,227

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Kangwon Land, Inc.	19,198	$502,957
KB Financial Group, Inc.	4,591	182,304
KB Financial Group, Inc. ADR	14,628	577,513
KCC Corp.	217	51,776
Kia Motors Corp.	15,838	603,535
Korea Aerospace Industries, Ltd.	750	23,351
Korea Electric Power Corp. ADR (a)(b)	35,499	394,039
Korea Electric Power Corp. (b)	9,073	200,767
Korea Gas Corp.	2,833	103,540
Korea Investment Holdings Co., Ltd.	927	64,789
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	941	96,573
Korea Zinc Co., Ltd.	142	58,539
Korean Air Lines Co., Ltd.	2,290	57,416
KT&G Corp.	10,905	930,275
Kumho Petrochemical Co., Ltd.	759	64,025
LG Chem, Ltd.	851	261,274
LG Chem, Ltd. Preference Shares	213	36,064
LG Corp.	2,870	191,143
LG Display Co., Ltd. ADR (a)(b)	16,531	128,115
LG Display Co., Ltd. (b)	7,754	119,871
LG Electronics, Inc.	4,642	318,807
LG Household & Health Care, Ltd.	997	1,133,730
LG Household & Health Care, Ltd. Preference Shares	238	166,135
LG Innotek Co., Ltd.	249	23,506
LG Uplus Corp.	3,513	44,116
Lotte Chemical Corp.	883	193,095
Lotte Corp. (b)	3,005	114,511
Lotte Shopping Co., Ltd.	1,121	155,823
Medy-Tox, Inc.	575	224,094
Meritz Securities Co., Ltd.	7,134	33,117
Mirae Asset Daewoo Co., Ltd.	14,959	105,976
NAVER Corp.	3,187	314,656
NCSoft Corp.	2,316	956,768
Netmarble Corp. (b)(d)	222	21,726
NH Investment & Securities Co., Ltd.	2,938	36,895
OCI Co., Ltd.	689	55,674
Orange Life Insurance, Ltd. (d)	1,018	27,904
Orion Corp/Republic of Korea	178	14,260
Ottogi Corp.	4	2,373
Pan Ocean Co., Ltd. (b)	5,118	20,567
Pearl Abyss Corp. (b)	937	172,282
POSCO ADR (a)	13,690	726,391
POSCO	529	112,017
Posco International Corp.	3,367	53,509
S-1 Corp.	5,365	453,492
Samsung Biologics Co., Ltd. (b)(d)	256	70,948
Samsung C&T Corp.	1,843	152,752
Samsung Card Co., Ltd.	399	13,200
Samsung Electro-Mechanics Co., Ltd.	949	80,381
Security Description	Shares	Value
Samsung Electronics Co., Ltd. GDR (c)	3,325	$3,381,525
Samsung Electronics Co., Ltd. Preference Shares	29,832	988,242
Samsung Electronics Co., Ltd.	177,759	7,235,676
Samsung Electronics Co., Ltd. GDR (c)	764	635,648
Samsung Engineering Co., Ltd. (b)	1,895	28,146
Samsung Fire & Marine Insurance Co., Ltd.	2,958	686,567
Samsung Heavy Industries Co., Ltd. (b)	7,713	54,508
Samsung Life Insurance Co., Ltd.	7,701	557,575
Samsung SDI Co., Ltd.	734	150,341
Samsung SDS Co., Ltd.	416	77,461
Samsung Securities Co., Ltd.	1,542	52,217
Shinhan Financial Group Co., Ltd.	4,198	163,244
Shinhan Financial Group Co., Ltd. ADR (a)	14,408	560,183
Shinsegae, Inc.	196	51,094
SK Holdings Co., Ltd.	2,365	475,192
SK Hynix, Inc.	82,972	4,994,201
SK Innovation Co., Ltd.	2,042	281,192
SK Telecom Co., Ltd. ADR (a)	27,694	685,427
SK Telecom Co., Ltd.	671	150,512
S-Oil Corp.	1,065	77,201
Woori Financial Group, Inc.	20,300	247,014
Yuhan Corp.	229	48,491
		38,834,806
TAIWAN — 12.3%
Acer, Inc. (b)	76,258	47,263
Advantech Co., Ltd.	103,951	883,564
ASE Technology Holding Co., Ltd.	82,124	162,611
Asia Cement Corp.	43,200	66,136
Asustek Computer, Inc.	75,000	538,483
AU Optronics Corp.	946,000	283,256
Catcher Technology Co., Ltd.	75,000	537,275
Cathay Financial Holding Co., Ltd.	262,100	362,862
Chailease Holding Co., Ltd.	10,363	42,874
Chang Hwa Commercial Bank, Ltd.	152,768	103,044
Cheng Shin Rubber Industry Co., Ltd.	38,000	49,061
Chicony Electronics Co., Ltd.	194,822	479,222
China Airlines, Ltd.	136,000	43,086
China Development Financial Holding Corp.	770,000	234,772
China Life Insurance Co., Ltd.	60,884	48,712
China Steel Corp.	220,440	177,079
Chunghwa Telecom Co., Ltd.	432,540	1,573,658
Compal Electronics, Inc.	431,000	282,389
CTBC Financial Holding Co., Ltd.	423,900	291,385
Delta Electronics, Inc.	25,623	129,932

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
E.Sun Financial Holding Co., Ltd.	806,884	$675,445
Eclat Textile Co., Ltd.	22,379	286,767
Eva Airways Corp.	235,594	113,399
Evergreen Marine Corp. Taiwan, Ltd.	43,265	17,343
Far Eastern New Century Corp.	79,560	85,811
Far EasTone Telecommunications Co., Ltd.	567,449	1,430,521
Feng TAY Enterprise Co., Ltd.	43,468	338,681
First Financial Holding Co., Ltd.	2,177,552	1,598,486
Formosa Chemicals & Fibre Corp.	55,000	182,392
Formosa Petrochemical Corp.	102,000	362,884
Formosa Plastics Corp.	112,000	412,885
Formosa Taffeta Co., Ltd.	15,000	18,883
Foxconn Technology Co., Ltd.	26,892	54,633
Fubon Financial Holding Co., Ltd. (b)	207,000	305,573
Giant Manufacturing Co., Ltd.	4,000	31,295
Globalwafers Co., Ltd.	35,000	354,400
Highwealth Construction Corp.	15,500	24,678
Hiwin Technologies Corp.	1,084	9,074
Hon Hai Precision Industry Co., Ltd.	563,730	1,404,810
Hotai Motor Co., Ltd.	5,000	81,779
Hua Nan Financial Holdings Co., Ltd.	1,420,989	953,899
Innolux Corp.	827,751	195,348
Inventec Corp.	98,000	77,934
Largan Precision Co., Ltd.	12,000	1,489,399
Lite-On Technology Corp.	112,952	165,467
MediaTek, Inc.	18,877	190,839
Mega Financial Holding Co., Ltd.	515,657	513,009
Micro-Star International Co., Ltd.	75,000	212,495
Nan Ya Plastics Corp.	84,000	212,573
Nanya Technology Corp.	166,000	344,725
Nien Made Enterprise Co., Ltd.	20,000	150,357
Novatek Microelectronics Corp.	64,000	356,477
Pegatron Corp.	147,000	254,154
Phison Electronics Corp.	17,000	154,896
Pou Chen Corp.	69,000	85,529
Powertech Technology, Inc.	80,000	195,753
President Chain Store Corp.	139,000	1,344,822
Quanta Computer, Inc.	155,000	301,422
Realtek Semiconductor Corp.	3,000	22,071
Ruentex Development Co., Ltd.	67,265	96,156
Ruentex Industries, Ltd.	47,800	116,193
Shanghai Commercial & Savings Bank, Ltd.	54,000	97,709
Shin Kong Financial Holding Co., Ltd.	415,088	126,025
SinoPac Financial Holdings Co., Ltd.	314,152	131,995
Standard Foods Corp.	84,168	164,491
Synnex Technology International Corp.	362,900	455,677
Taishin Financial Holding Co., Ltd.	271,713	125,098
Security Description	Shares	Value
Taiwan Business Bank	880,678	$387,040
Taiwan Cement Corp.	72,600	107,640
Taiwan Cooperative Financial Holding Co., Ltd.	2,341,859	1,568,302
Taiwan High Speed Rail Corp.	205,000	301,631
Taiwan Mobile Co., Ltd.	547,542	2,159,529
Taiwan Semiconductor Manufacturing Co., Ltd.	915,495	7,044,650
Tatung Co., Ltd. (b)	18,000	10,866
Uni-President Enterprises Corp.	70,164	186,821
United Microelectronics Corp.	492,000	220,976
Vanguard International Semiconductor Corp.	100,000	209,920
Walsin Technology Corp.	5,000	26,401
Win Semiconductors Corp.	3,000	19,221
Winbond Electronics Corp.	53,000	25,937
Wistron Corp.	227,535	177,284
WPG Holdings, Ltd.	228,280	296,563
Yageo Corp.	30,198	256,677
Yuanta Financial Holding Co., Ltd.	186,466	111,965
Zhen Ding Technology Holding, Ltd.	15,000	48,005
		35,820,344
THAILAND — 4.3%
Advanced Info Service PCL	178,800	1,271,000
Airports of Thailand PCL	106,500	255,246
Airports of Thailand PCL NVDR	350,870	840,921
Bangkok Bank PCL	9,000	58,401
Bangkok Bank PCL NVDR	3,500	22,483
Bangkok Dusit Medical Services PCL	944,792	800,998
Bangkok Expressway & Metro PCL	1,692,233	629,052
Banpu PCL	147,770	72,277
Berli Jucker PCL NVDR	17,300	28,488
BTS Group Holdings PCL	2,092,698	818,860
Bumrungrad Hospital PCL	127,200	700,964
Central Pattana PCL NVDR	60,200	147,224
Central Pattana PCL	180,700	441,917
Charoen Pokphand Foods PCL	79,686	73,404
CP ALL PCL	399,500	1,120,306
Electricity Generating PCL	50,700	537,295
Energy Absolute PCL	900	1,636
Energy Absolute PCL NVDR	2,700	4,908
Glow Energy PCL	68,900	199,954
Glow Energy PCL NVDR	1,200	3,482
Home Product Center PCL	1,257,459	717,552
Indorama Ventures PCL	1,400	2,146
Indorama Ventures PCL NVDR	36,000	55,172
Intouch Holdings PCL	373,500	764,233
IRPC PCL	906,800	147,844
Kasikornbank PCL	23,600	145,829
Kasikornbank PCL NVDR	57,700	353,716
Krung Thai Bank PCL	832,600	529,411
Land & Houses PCL	85,600	30,983

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Minor International PCL	17,700	$23,663
Minor International PCL NVDR	83,019	110,990
PTT Exploration & Production PCL	20,928	92,126
PTT Global Chemical PCL	99,703	208,070
PTT PCL	264,360	420,235
Ratch Group PCL	11,600	25,248
Robinson PCL NVDR	76,300	139,949
Robinson PCL	19,100	35,033
Siam Cement PCL	11,924	183,521
Siam Cement PCL NVDR	13,000	200,082
Siam Commercial Bank PCL	22,200	100,983
Thai Oil PCL	32,488	70,448
Thai Union Group PCL NVDR	202,600	120,896
Thai Union Group PCL Class F	21,800	13,009
TMB Bank PCL	43,800	2,799
TMB Bank PCL NVDR	268,600	17,167
True Corp. PCL	174,700	33,325
		12,573,246
TURKEY — 0.6%
Akbank T.A.S. (b)	120,146	141,250
Anadolu Efes Biracilik Ve Malt Sanayii A/S	5,150	17,710
Arcelik A/S (b)	4,919	16,541
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,004	6,236
BIM Birlesik Magazalar A/S	28,995	399,283
Eregli Demir ve Celik Fabrikalari TAS	27,649	37,621
Ford Otomotiv Sanayi A/S	8,416	90,940
Haci Omer Sabanci Holding A/S	32,834	48,763
KOC Holding A/S	29,496	89,447
TAV Havalimanlari Holding A/S	3,146	14,686
Tupras Turkiye Petrol Rafinerileri A/S	15,141	301,040
Turk Hava Yollari AO (b)	16,389	36,524
Turkcell Iletisim Hizmetleri A/S	26,318	58,242
Turkiye Garanti Bankasi A/S (b)	110,886	174,458
Turkiye Is Bankasi A/S Class C (b)	119,084	124,560
Turkiye Sise ve Cam Fabrikalari A/S	36,072	32,367
		1,589,668
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	63,370	143,193
Aldar Properties PJSC	124,293	63,954
DP World PLC	10,911	173,485
Dubai Islamic Bank PJSC	130,430	182,161
Emaar Development PJSC	154,196	168,337
Emaar Malls PJSC	7,050	3,896
Emaar Properties PJSC	107,037	128,801
Emirates Telecommunications Group Co. PJSC	347,085	1,576,134
Security Description	Shares	Value
First Abu Dhabi Bank PJSC	309,357	$1,251,527
		3,691,488
TOTAL COMMON STOCKS (Cost $265,947,157)		288,261,733

WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Minor International PCL (expiring 12/31/21) NVDR (b)	4,110	744
Minor International PCL (expiring 9/30/21) (b)	875	158
TOTAL WARRANTS (Cost $0)		902
RIGHTS — 0.0% (f)
CHILE — 0.0% (f)
Enel Americas SA (expiring 7/26/19) (b)	23,223	341
CHINA — 0.0% (f)
Legend Holdings Corp. (b) (e)	1,461	—
TOTAL RIGHTS (Cost $0)		341
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (h) (i)	199,787	199,787
State Street Navigator Securities Lending Portfolio III (j) (k)	3,935,619	3,935,619
TOTAL SHORT-TERM INVESTMENTS (Cost $4,135,406)		4,135,406
TOTAL INVESTMENTS — 100.5% (Cost $270,082,563)		292,398,382
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(1,383,939)
NET ASSETS — 100.0%		$291,014,443

See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $94,886, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $4,192, representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$277,864,365	$10,302,482	$94,886	$288,261,733
Warrants	902	—	—	902
Rights	341	—	0(a)	341
Short-Term Investments	4,135,406	—	—	4,135,406
TOTAL INVESTMENTS	$282,001,014	$10,302,482	$94,886	$292,398,382
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2019.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	325,185	$325,185	$12,814,395	$12,939,793	$—	$—	199,787	$199,787	$8,167
State Street Navigator Securities Lending Government Money Market Portfolio	2,508,511	2,508,511	13,448,952	15,957,463	—	—	—	—	23,360
See accompanying notes to schedules of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Navigator Securities Lending Portfolio III	—	$—	$10,401,830	$6,466,211	$—	$—	3,935,619	$3,935,619	$8,141
Total		$2,833,696	$36,665,177	$35,363,467	$—	$—		$4,135,406	$39,668
See accompanying notes to schedules of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 1.6%
AGL Energy, Ltd.	86	$1,208
AMP, Ltd.	846	1,259
Aristocrat Leisure, Ltd.	380	8,192
Aurizon Holdings, Ltd.	876	3,320
Australia & New Zealand Banking Group, Ltd.	1,060	20,984
Bank of Queensland, Ltd. (a)	554	3,705
Bendigo & Adelaide Bank, Ltd.	232	1,885
BHP Group PLC	465	11,925
BHP Group, Ltd.	504	14,558
Brambles, Ltd.	1,575	14,236
Caltex Australia, Ltd.	81	1,407
Cochlear, Ltd.	53	7,693
Commonwealth Bank of Australia	510	29,626
CSL, Ltd.	395	59,596
Dexus REIT	504	4,591
Domino's Pizza Enterprises, Ltd. (a)	104	2,747
Flight Centre Travel Group, Ltd. (a)	84	2,449
Fortescue Metals Group, Ltd. (a)	983	6,222
Goodman Group REIT	536	5,653
GPT Group REIT	986	4,255
Incitec Pivot, Ltd.	468	1,120
Insurance Australia Group, Ltd.	136	788
LendLease Group	51	465
Macquarie Group, Ltd.	45	3,960
Medibank Pvt, Ltd.	2,462	6,030
Mirvac Group REIT	2,149	4,720
National Australia Bank, Ltd.	1,347	25,257
Newcrest Mining, Ltd.	820	18,385
Oil Search, Ltd.	373	1,851
Origin Energy, Ltd.	523	2,683
QBE Insurance Group, Ltd.	410	3,404
REA Group, Ltd.	56	3,774
Santos, Ltd.	5	25
Scentre Group REIT	1,754	4,726
Sonic Healthcare, Ltd.	596	11,334
South32, Ltd.	715	1,596
Stockland REIT	1,178	3,447
Suncorp Group, Ltd.	313	2,959
Telstra Corp., Ltd.	4,472	12,082
Transurban Group Stapled Security	139	1,438
Vicinity Centres REIT	1,854	3,188
Wesfarmers, Ltd.	614	15,580
Westpac Banking Corp.	1,431	28,479
Woodside Petroleum, Ltd.	126	3,215
Woolworths Group, Ltd. (a)	840	19,588
		385,605
AUSTRIA — 0.1%
Erste Group Bank AG	369	13,716
OMV AG	66	3,221
Raiffeisen Bank International AG	5	117
Voestalpine AG	15	464
		17,518
Security Description	Shares	Value
BELGIUM — 0.4%
Ageas	96	$4,997
Anheuser-Busch InBev SA	110	9,751
Colruyt SA	373	21,663
Groupe Bruxelles Lambert SA	36	3,537
KBC Group NV	71	4,661
Proximus SADP	590	17,415
Solvay SA	30	3,112
UCB SA	229	19,017
		84,153
BERMUDA — 0.4%
Arch Capital Group, Ltd. (b)	1,559	57,808
RenaissanceRe Holdings, Ltd.	151	26,879
		84,687
CANADA — 3.4%
Agnico Eagle Mines, Ltd.	942	48,399
Alimentation Couche-Tard, Inc. Class B	133	8,388
Bank of Montreal	357	27,025
Bank of Nova Scotia	349	18,786
Barrick Gold Corp.	1,909	30,196
Barrick Gold Corp. (c)	647	10,234
Bausch Health Cos., Inc. (b)	151	3,818
BCE, Inc.	589	26,855
Bombardier, Inc. Class B (a)(b)	726	1,222
Brookfield Asset Management, Inc. Class A	182	8,726
Canadian Imperial Bank of Commerce (a)	227	17,889
Canadian National Railway Co.	557	51,661
Canadian Natural Resources, Ltd.	230	6,215
Canadian Pacific Railway, Ltd.	45	10,621
Cenovus Energy, Inc.	373	3,297
CGI, Inc. (b)	75	5,778
CI Financial Corp.	373	6,091
Constellation Software, Inc.	21	19,835
Enbridge, Inc. (a)(d)	191	6,914
Enbridge, Inc. (d)	191	6,891
Encana Corp.	301	1,548
Fairfax Financial Holdings, Ltd.	45	22,134
First Capital Realty, Inc.	449	7,511
Fortis, Inc.	151	5,975
Franco-Nevada Corp.	672	57,159
George Weston, Ltd.	78	5,931
Gildan Activewear, Inc.	196	7,601
Great-West Lifeco, Inc.	140	3,230
Husky Energy, Inc.	301	2,859
iA Financial Corp., Inc.	75	3,061
Imperial Oil, Ltd.	80	2,220
Intact Financial Corp.	548	50,751
Inter Pipeline, Ltd.	449	6,999
Kinross Gold Corp. (b)	4,000	15,489
Kirkland Lake Gold, Ltd.	300	12,953
Loblaw Cos., Ltd.	21	1,078
Magna International, Inc.	342	17,054

See accompanying notes to schedules of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Manulife Financial Corp.	373	$6,793
Metro, Inc.	130	4,889
National Bank of Canada	75	3,570
Nutrien, Ltd. (a)	151	8,095
Open Text Corp.	226	9,346
Pembina Pipeline Corp.	30	1,119
Power Corp. of Canada	359	7,750
Power Financial Corp. (a)	125	2,881
PrairieSky Royalty, Ltd. (a)	71	1,000
Restaurant Brands International, Inc.	8	558
RioCan Real Estate Investment Trust	550	10,939
Rogers Communications, Inc. Class B (a)	524	28,110
Royal Bank of Canada	386	30,741
Saputo, Inc.	211	6,330
Shaw Communications, Inc. Class B	601	12,289
SmartCentres Real Estate Investment Trust	11	280
SNC-Lavalin Group, Inc.	75	1,520
Sun Life Financial, Inc.	120	4,980
Suncor Energy, Inc.	218	6,815
TC Energy Corp.	151	7,502
Teck Resources, Ltd. Class B	151	3,492
TELUS Corp.	739	27,377
Thomson Reuters Corp.	286	18,490
Toronto-Dominion Bank	866	50,711
Waste Connections, Inc.	75	7,168
Wheaton Precious Metals Corp.	378	9,161
		814,300
CHINA — 0.1%
Alcon, Inc. (b)	184	11,376
BOC Hong Kong Holdings, Ltd.	2,500	9,840
		21,216
DENMARK — 1.0%
AP Moller - Maersk A/S Class A	5	5,813
Carlsberg A/S Class B	5	664
Chr. Hansen Holding A/S	187	17,587
Coloplast A/S Class B	274	31,012
Danske Bank A/S	503	7,962
Demant A/S (b)	125	3,893
DSV A/S	104	10,229
H Lundbeck A/S	33	1,306
ISS A/S	62	1,874
Novo Nordisk A/S Class B	1,947	99,370
Novozymes A/S Class B	200	9,341
Orsted A/S (e)	50	4,330
Pandora A/S	313	11,151
Tryg A/S	495	16,117
Vestas Wind Systems A/S	119	10,295
		230,944
FINLAND — 0.6%
Elisa Oyj	506	24,726
Security Description	Shares	Value
Fortum Oyj	5	$111
Kone Oyj Class B	373	22,046
Neste Oyj	235	7,986
Nokia Oyj (d)	479	2,381
Nokia Oyj (d)	4,139	20,652
Nokian Renkaat Oyj	99	3,096
Nordea Bank Abp	1,381	10,035
Orion Oyj Class B	131	4,808
Sampo Oyj Class A	525	24,812
Stora Enso Oyj Class R	193	2,271
UPM-Kymmene Oyj	157	4,178
Wartsila OYJ Abp	405	5,883
		132,985
FRANCE — 2.9%
Aeroports de Paris	3	530
Air Liquide SA	63	8,828
Airbus SE	86	12,211
Arkema SA	9	838
Atos SE	27	2,261
AXA SA	973	25,596
BNP Paribas SA (a)	849	40,380
Bouygues SA	101	3,746
Bureau Veritas SA	5	124
Capgemini SE	26	3,238
Carrefour SA	465	8,992
Casino Guichard Perrachon SA (a)	90	3,075
Cie de Saint-Gobain	142	5,543
Cie Generale des Etablissements Michelin SCA	65	8,257
CNP Assurances	15	341
Credit Agricole SA	1,136	13,642
Danone SA	102	8,654
Dassault Systemes SE	69	11,024
Eiffage SA	35	3,465
Electricite de France SA	319	4,027
Engie SA	949	14,417
EssilorLuxottica SA	33	4,312
Eurazeo SE	118	8,237
Faurecia SA	45	2,091
Gecina SA REIT	21	3,147
Getlink SE	652	10,462
Hermes International	108	78,001
Iliad SA (a)	5	562
Ipsen SA	26	3,553
Kering SA	54	31,984
Klepierre SA REIT	98	3,290
Legrand SA	11	805
L'Oreal SA	185	52,775
LVMH Moet Hennessy Louis Vuitton SE	202	86,103
Natixis SA	589	2,374
Orange SA	2,206	34,832
Pernod Ricard SA (a)	15	2,768
Peugeot SA	303	7,477
Publicis Groupe SA	68	3,595
Renault SA	169	10,641

See accompanying notes to schedules of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Safran SA	57	$8,364
Sanofi	229	19,796
Schneider Electric SE	96	8,720
SCOR SE	110	4,830
Societe BIC SA (a)	69	5,269
Societe Generale SA (a)	959	24,267
Sodexo SA	36	4,215
Suez (a)	206	2,977
Thales SA	81	10,022
TOTAL SA	727	40,795
Unibail-Rodamco-Westfield	780	5,621
Unibail-Rodamco-Westfield REIT (a)	20	3,001
Valeo SA	185	6,025
Veolia Environnement SA	227	5,537
Vinci SA	107	10,974
Vivendi SA	212	5,845
Worldline SA (b)(e)	10	729
		693,185
GERMANY — 2.4%
adidas AG	158	48,851
Allianz SE	143	34,524
BASF SE	215	15,650
Bayer AG	247	17,141
Bayerische Motoren Werke AG	167	12,379
Bayerische Motoren Werke AG Preference Shares	41	2,549
Beiersdorf AG	81	9,736
Brenntag AG	66	3,255
Commerzbank AG	1,072	7,714
Continental AG	101	14,748
Covestro AG (e)	218	11,100
Daimler AG	623	34,711
Deutsche Bank AG	1,590	12,276
Deutsche Boerse AG	21	2,975
Deutsche Lufthansa AG	152	2,609
Deutsche Post AG	784	25,802
Deutsche Telekom AG	4,702	81,455
E.ON SE	566	6,156
Fresenius Medical Care AG & Co. KGaA	36	2,830
Fresenius SE & Co. KGaA	80	4,344
Fuchs Petrolub SE Preference Shares	81	3,190
Hannover Rueck SE	29	4,696
HeidelbergCement AG	45	3,647
Henkel AG & Co. KGaA Preference Shares	120	11,755
Henkel AG & Co. KGaA	101	9,288
HUGO BOSS AG	57	3,797
Infineon Technologies AG	190	3,365
Innogy SE (e)	163	7,741
Lanxess AG	8	476
Merck KGaA	8	838
METRO AG	38	696
MTU Aero Engines AG	39	9,305
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	127	$31,919
Porsche Automobil Holding SE Preference Shares	107	6,963
RWE AG	247	6,095
SAP SE	125	17,190
Siemens AG	161	19,178
Siemens Healthineers AG (e)	172	7,269
Telefonica Deutschland Holding AG	3,722	10,414
ThyssenKrupp AG	140	2,045
TUI AG	877	8,621
Uniper SE	285	8,643
Volkswagen AG	14	2,410
Volkswagen AG Preference Shares	146	24,644
Vonovia SE	84	4,018
		559,008
HONG KONG — 1.9%
AIA Group, Ltd.	1,200	12,941
ASM Pacific Technology, Ltd.	200	2,048
Bank of East Asia, Ltd.	363	1,015
CK Asset Holdings, Ltd.	1,270	9,941
CK Hutchison Holdings, Ltd.	1,000	9,856
CK Infrastructure Holdings, Ltd.	1,500	12,230
CLP Holdings, Ltd.	3,000	33,101
Dairy Farm International Holdings, Ltd.	300	2,145
Hang Seng Bank, Ltd.	2,900	72,199
Henderson Land Development Co., Ltd.	2,310	12,729
HK Electric Investments & HK Electric Investments, Ltd.	16,331	16,723
HKT Trust & HKT, Ltd.	14,540	23,078
Hong Kong & China Gas Co., Ltd.	10,463	23,196
Hong Kong Exchanges & Clearing, Ltd.	856	30,219
Hongkong Land Holdings, Ltd.	800	5,152
Jardine Matheson Holdings, Ltd.	500	31,510
Jardine Strategic Holdings, Ltd.	300	11,439
Link REIT	2,500	30,720
MTR Corp., Ltd.	5,665	38,141
New World Development Co., Ltd.	1,322	2,068
NWS Holdings, Ltd.	5,000	10,278
PCCW, Ltd.	12,000	6,927
Power Assets Holdings, Ltd.	3,000	21,581
Sands China, Ltd.	2,000	9,562
Techtronic Industries Co., Ltd.	500	3,827
WH Group, Ltd. (e)	2,500	2,534
Wharf Real Estate Investment Co., Ltd.	1,000	7,046
Wheelock & Co., Ltd.	2,000	14,336
Yue Yuen Industrial Holdings, Ltd.	500	1,370
		457,912
IRELAND — 0.9%
Accenture PLC Class A	851	157,239

See accompanying notes to schedules of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
AerCap Holdings NV (b)	74	$3,849
AIB Group PLC	1,181	4,837
Bank of Ireland Group PLC	342	1,790
CRH PLC	167	5,456
DCC PLC	41	3,663
Flutter Entertainment PLC	12	904
Kerry Group PLC Class A	333	39,818
Smurfit Kappa Group PLC	92	2,788
		220,344
ISRAEL — 0.3%
Azrieli Group, Ltd.	134	8,979
Bank Hapoalim BM	986	7,315
Bank Leumi Le-Israel BM	1,824	13,174
Check Point Software Technologies, Ltd. (a)(b)	185	21,388
Elbit Systems, Ltd.	32	4,764
Israel Chemicals, Ltd.	5	26
Mizrahi Tefahot Bank, Ltd.	563	12,987
Nice, Ltd. (b)	57	7,753
Teva Pharmaceutical Industries, Ltd. (b)	343	3,145
		79,531
ITALY — 0.8%
Assicurazioni Generali SpA	1,561	29,438
Atlantia SpA	142	3,705
Enel SpA	2,843	19,879
Eni SpA	1,065	17,714
Ferrari NV	96	15,612
Intesa Sanpaolo SpA	10,857	23,269
Leonardo SpA	389	4,937
Mediobanca Banca di Credito Finanziario SpA	390	4,026
Moncler SpA	223	9,549
Poste Italiane SpA (e)	461	4,861
Recordati SpA	104	4,342
Snam SpA	4,459	22,196
Telecom Italia SpA (b)(d)	6,484	3,546
Telecom Italia SpA (d)	5,042	2,619
UniCredit SpA	995	12,267
		177,960
JAPAN — 9.8%
ABC-Mart, Inc.	200	13,031
Aeon Co., Ltd.	500	8,590
AGC, Inc.	200	6,915
Aisin Seiki Co., Ltd.	200	6,887
Ajinomoto Co., Inc.	300	5,201
ANA Holdings, Inc.	300	9,935
Aozora Bank, Ltd.	200	4,800
Asahi Group Holdings, Ltd.	200	8,994
Asahi Kasei Corp.	300	3,198
Astellas Pharma, Inc.	2,900	41,317
Bank of Kyoto, Ltd.	100	3,866
Benesse Holdings, Inc.	200	4,656
Bridgestone Corp. (a)	200	7,874
Security Description	Shares	Value
Calbee, Inc.	200	$5,398
Canon, Inc. (a)	1,500	43,800
Central Japan Railway Co.	100	20,030
Chiba Bank, Ltd.	300	1,465
Chubu Electric Power Co., Inc.	500	7,015
Chugoku Electric Power Co., Inc.	200	2,521
Concordia Financial Group, Ltd.	900	3,350
Daifuku Co., Ltd.	200	11,231
Dai-ichi Life Holdings, Inc.	500	7,541
Daiichi Sankyo Co., Ltd.	100	5,230
Daikin Industries, Ltd.	100	13,055
Daito Trust Construction Co., Ltd.	100	12,748
Daiwa House REIT Investment Corp.	8	19,313
Daiwa Securities Group, Inc.	600	2,629
Dentsu, Inc. (a)	200	6,980
East Japan Railway Co.	200	18,712
FamilyMart UNY Holdings Co., Ltd.	300	7,162
FANUC Corp.	100	18,498
FUJIFILM Holdings Corp.	500	25,353
Fujitsu, Ltd.	200	13,945
Hamamatsu Photonics KK	500	19,468
Hankyu Hanshin Holdings, Inc.	200	7,165
Hitachi, Ltd.	300	10,996
Honda Motor Co., Ltd.	900	23,264
Hoya Corp.	300	22,983
Idemitsu Kosan Co., Ltd.	200	6,014
IHI Corp.	100	2,410
Inpex Corp. (a)	300	2,705
Isetan Mitsukoshi Holdings, Ltd. (a)	200	1,622
Isuzu Motors, Ltd.	200	2,278
ITOCHU Corp.	500	9,562
Japan Airlines Co., Ltd.	500	15,978
Japan Exchange Group, Inc.	500	7,945
Japan Post Bank Co., Ltd.	2,000	20,308
Japan Post Holdings Co., Ltd.	5,400	61,147
Japan Prime Realty Investment Corp. REIT (a)	5	21,673
Japan Real Estate Investment Corp. REIT	5	30,444
Japan Retail Fund Investment Corp. REIT	11	22,257
Japan Tobacco, Inc. (a)	900	19,877
JFE Holdings, Inc.	200	2,938
JXTG Holdings, Inc.	2,300	11,408
Kajima Corp.	300	4,115
Kansai Electric Power Co., Inc.	500	5,729
Kao Corp.	300	22,861
Kawasaki Heavy Industries, Ltd.	100	2,351
KDDI Corp.	2,100	53,475
Keikyu Corp.	300	5,165
Kintetsu Group Holdings Co., Ltd.	800	38,314
Kirin Holdings Co., Ltd.	200	4,313
Kobe Steel, Ltd.	500	3,272
Koito Manufacturing Co., Ltd.	200	10,674

See accompanying notes to schedules of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Komatsu, Ltd.	200	$4,826
Konica Minolta, Inc.	500	4,868
Kuraray Co., Ltd. (a)	200	2,389
Kyocera Corp.	200	13,059
Kyushu Electric Power Co., Inc.	500	4,910
Kyushu Railway Co.	557	16,233
Lawson, Inc.	200	9,597
M3, Inc.	300	5,483
Marubeni Corp.	1,100	7,280
Mazda Motor Corp.	500	5,219
McDonald's Holdings Co. Japan, Ltd. (a)	200	8,817
Mebuki Financial Group, Inc.	900	2,347
MEIJI Holdings Co., Ltd.	200	14,294
MISUMI Group, Inc.	200	5,016
Mitsubishi Chemical Holdings Corp.	600	4,191
Mitsubishi Corp.	300	7,908
Mitsubishi Electric Corp.	600	7,902
Mitsubishi Estate Co., Ltd.	200	3,722
Mitsubishi Heavy Industries, Ltd.	200	8,708
Mitsubishi Motors Corp. (a)	500	2,395
Mitsubishi Tanabe Pharma Corp.	900	10,024
Mitsubishi UFJ Financial Group, Inc.	10,500	49,898
Mitsubishi UFJ Lease & Finance Co., Ltd.	500	2,650
Mitsui & Co., Ltd.	600	9,768
Mitsui Chemicals, Inc.	300	7,426
Mitsui Fudosan Co., Ltd.	200	4,850
Mitsui OSK Lines, Ltd.	100	2,394
Mizuho Financial Group, Inc.	33,800	48,971
MS&AD Insurance Group Holdings, Inc.	200	6,349
Murata Manufacturing Co., Ltd.	200	8,985
Nabtesco Corp. (a)	200	5,558
Nagoya Railroad Co., Ltd.	600	16,601
NEC Corp.	1,200	47,225
NH Foods, Ltd.	200	8,567
Nippon Building Fund, Inc. REIT	5	34,249
Nippon Express Co., Ltd.	100	5,318
Nippon Prologis REIT, Inc.	6	13,861
Nippon Steel Corp.	500	8,581
Nippon Telegraph & Telephone Corp.	1,500	69,849
Nippon Yusen KK	200	3,210
Nissan Chemical Corp.	200	9,012
Nissan Motor Co., Ltd.	4,500	32,228
Nissin Foods Holdings Co., Ltd.	200	12,883
Nitori Holdings Co., Ltd.	200	26,508
Nitto Denko Corp.	200	9,870
Nomura Holdings, Inc.	1,200	4,226
Nomura Real Estate Master Fund, Inc. REIT	15	23,069
NSK, Ltd.	300	2,673
NTT Data Corp.	1,200	15,983
NTT DOCOMO, Inc.	3,868	90,202
Security Description	Shares	Value
Obayashi Corp.	500	$4,924
Obic Co., Ltd.	100	11,324
Oji Holdings Corp.	600	3,464
Olympus Corp.	500	5,550
Omron Corp.	200	10,432
Ono Pharmaceutical Co., Ltd.	500	8,966
Oriental Land Co., Ltd.	300	37,145
ORIX Corp.	600	8,955
Otsuka Corp.	100	4,024
Otsuka Holdings Co., Ltd.	500	16,317
Pan Pacific International Holdings Corp.	100	6,349
Panasonic Corp.	900	7,498
Park24 Co., Ltd.	500	11,644
Pigeon Corp.	200	8,047
Rakuten, Inc.	500	5,940
Recruit Holdings Co., Ltd.	798	26,620
Resona Holdings, Inc.	1,200	4,996
Ricoh Co., Ltd.	500	4,993
SBI Holdings, Inc.	200	4,951
Secom Co., Ltd.	300	25,823
Seiko Epson Corp.	200	3,165
Sekisui Chemical Co., Ltd.	200	3,004
Seven & i Holdings Co., Ltd.	200	6,772
Shimamura Co., Ltd.	200	14,943
Shimano, Inc.	100	14,878
Shimizu Corp.	500	4,154
Shin-Etsu Chemical Co., Ltd.	200	18,628
Shinsei Bank, Ltd.	300	4,658
Shionogi & Co., Ltd.	300	17,289
Shizuoka Bank, Ltd.	500	3,685
SoftBank Group Corp.	600	28,764
Sony Corp.	300	15,727
Subaru Corp.	300	7,293
Sumitomo Chemical Co., Ltd.	600	2,784
Sumitomo Corp.	300	4,546
Sumitomo Electric Industries, Ltd.	500	6,564
Sumitomo Metal Mining Co., Ltd.	300	8,963
Sumitomo Mitsui Financial Group, Inc.	800	28,261
Sumitomo Mitsui Trust Holdings, Inc.	200	7,251
Sundrug Co., Ltd.	200	5,413
Suntory Beverage & Food, Ltd.	500	21,742
Suzuken Co., Ltd.	100	5,866
Suzuki Motor Corp.	200	9,400
Taiheiyo Cement Corp.	100	3,026
Taisei Corp.	200	7,267
Taisho Pharmaceutical Holdings Co., Ltd.	200	15,352
Takeda Pharmaceutical Co., Ltd.	368	13,058
TDK Corp.	100	7,741
Tobu Railway Co., Ltd.	300	8,743
Tohoku Electric Power Co., Inc.	500	5,054
Tokio Marine Holdings, Inc.	200	10,022

See accompanying notes to schedules of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Tokyo Electric Power Co. Holdings, Inc. (b)	2,100	$10,954
Tokyo Electron, Ltd.	100	14,034
Tokyo Gas Co., Ltd.	300	7,066
Tokyu Corp.	200	3,547
Toppan Printing Co., Ltd.	500	7,588
Toray Industries, Inc.	300	2,281
Toyo Suisan Kaisha, Ltd.	500	20,605
Toyota Industries Corp.	200	11,008
Toyota Motor Corp.	1,100	68,283
Trend Micro, Inc.	200	8,920
Tsuruha Holdings, Inc.	100	9,244
Unicharm Corp.	200	6,022
United Urban Investment Corp. REIT	11	18,439
USS Co., Ltd.	500	9,852
Yahoo! Japan Corp.	2,200	6,453
Yamada Denki Co., Ltd.	2,400	10,626
Yamato Holdings Co., Ltd.	200	4,067
Yamazaki Baking Co., Ltd.	300	4,536
ZOZO, Inc.	200	3,748
		2,333,351
LUXEMBOURG — 0.1%
ArcelorMittal	808	14,480
Millicom International Cellular SA SDR	130	7,321
RTL Group SA	125	6,411
SES SA	65	1,018
		29,230
MEXICO — 0.0% (f)
Fresnillo PLC	15	166
NETHERLANDS — 1.1%
ABN AMRO Bank NV (e)	176	3,771
Aegon NV	1,265	6,307
Akzo Nobel NV	12	1,129
ASML Holding NV	298	62,354
EXOR NV	56	3,928
Heineken Holding NV	33	3,469
Heineken NV	38	4,247
ING Groep NV	1,973	22,909
Koninklijke Ahold Delhaize NV	1,059	23,852
Koninklijke DSM NV	30	3,714
Koninklijke KPN NV	1,257	3,865
Koninklijke Philips NV	142	6,175
NN Group NV	156	6,289
NXP Semiconductors NV	151	14,739
Randstad NV	130	7,151
Royal Dutch Shell PLC Class A	1,249	40,892
Royal Dutch Shell PLC Class B	1,065	34,984
Wolters Kluwer NV	214	15,602
		265,377
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,168	7,727
Security Description	Shares	Value
Fisher & Paykel Healthcare Corp., Ltd.	510	$5,296
Ryman Healthcare, Ltd.	1,303	10,283
Spark New Zealand, Ltd.	3,629	9,750
		33,056
NORWAY — 0.1%
DNB ASA	753	14,016
Equinor ASA	191	3,773
Norsk Hydro ASA	899	3,216
Telenor ASA	510	10,833
Yara International ASA	15	728
		32,566
PORTUGAL — 0.0%
EDP - Energias de Portugal SA	848	3,227
Galp Energia SGPS SA	226	3,481
Jeronimo Martins SGPS SA	270	4,356
		11,064
SINGAPORE — 0.7%
CapitaLand Commercial Trust REIT	10,200	16,360
CapitaLand Mall Trust REIT	8,600	16,717
DBS Group Holdings, Ltd.	500	9,594
Keppel Corp., Ltd.	800	3,938
Oversea-Chinese Banking Corp., Ltd.	1,588	13,381
SATS, Ltd.	2,708	10,448
Singapore Airlines, Ltd.	2,300	15,759
Singapore Exchange, Ltd.	1,100	6,439
Singapore Press Holdings, Ltd.	5,600	10,099
Singapore Technologies Engineering, Ltd.	1,500	4,590
Singapore Telecommunications, Ltd.	20,242	52,365
United Overseas Bank, Ltd.	300	5,794
Venture Corp., Ltd.	200	2,408
Wilmar International, Ltd.	1,700	4,649
		172,541
SOUTH AFRICA — 0.0% (f)
Investec PLC	206	1,340
SPAIN — 0.9%
ACS Actividades de Construccion y Servicios SA	102	4,078
Aena SME SA (e)	18	3,573
Amadeus IT Group SA	413	32,763
Banco Bilbao Vizcaya Argentaria SA	4,569	25,584
Banco de Sabadell SA	3,738	3,878
Banco Santander SA	9,515	44,215
Bankia SA (a)	992	2,348
Bankinter SA	958	6,609
CaixaBank SA	3,325	9,534
Enagas SA	143	3,822
Ferrovial SA	197	5,050
Iberdrola SA	1,029	10,272
Industria de Diseno Textil SA	953	28,706
Mapfre SA (a)	703	2,058

See accompanying notes to schedules of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Naturgy Energy Group SA	158	$4,360
Red Electrica Corp. SA	196	4,088
Repsol SA	921	14,458
Telefonica SA	1,733	14,251
		219,647
SWEDEN — 0.6%
Assa Abloy AB Class B	120	2,715
Atlas Copco AB Class A	562	17,978
Atlas Copco AB Class B	521	14,959
Autoliv, Inc. (a)	75	5,288
Boliden AB	276	7,063
Electrolux AB Class B	307	7,852
Epiroc AB Class A	562	5,856
Epiroc AB Class B	330	3,271
Essity AB Class B	136	4,183
Hennes & Mauritz AB Class B	858	15,292
Industrivarden AB Class C	176	3,904
Investor AB Class B	229	11,010
Sandvik AB	48	883
Skandinaviska Enskilda Banken AB Class A	432	4,000
Skanska AB Class B	114	2,061
SKF AB Class B (a)	191	3,515
Svenska Handelsbanken AB Class A	393	3,892
Swedbank AB Class A	734	11,032
Telefonaktiebolaget LM Ericsson Class B	1,484	14,091
Telia Co. AB	649	2,885
Volvo AB Class B	404	6,416
		148,146
SWITZERLAND — 4.7%
ABB, Ltd.	248	4,983
Adecco Group AG	191	11,491
Baloise Holding AG	8	1,418
Chocoladefabriken Lindt & Spruengli AG	5	36,436
Cie Financiere Richemont SA	65	5,523
Credit Suisse Group AG	601	7,215
EMS-Chemie Holding AG	41	26,639
Ferguson PLC	190	13,542
Geberit AG	27	12,628
Givaudan SA	12	33,920
Glencore PLC	5,355	18,630
Julius Baer Group, Ltd.	39	1,738
Kuehne + Nagel International AG	256	38,046
LafargeHolcim, Ltd.	79	3,862
Lonza Group AG	14	4,730
Nestle SA	1,223	126,766
Novartis AG	923	84,443
Partners Group Holding AG	72	56,640
Roche Holding AG	917	258,312
Schindler Holding AG (d)	30	6,686
Schindler Holding AG (d)	90	19,680
SGS SA	5	12,754
Sika AG	103	17,600
Security Description	Shares	Value
Sonova Holding AG	77	$17,516
STMicroelectronics NV	78	1,386
Straumann Holding AG	8	7,068
Swatch Group AG	6	1,720
Swiss Life Holding AG	15	7,443
Swiss Prime Site AG	227	19,848
Swiss Re AG	1,122	114,202
Swisscom AG	101	50,769
TE Connectivity, Ltd.	106	10,153
Temenos AG	50	8,956
UBS Group AG	1,577	18,762
Zurich Insurance Group AG	147	51,246
		1,112,751
UNITED KINGDOM — 5.2%
3i Group PLC	1,000	14,172
Admiral Group PLC	535	15,034
Amcor PLC	188	2,136
Anglo American PLC	279	7,970
Ashtead Group PLC	396	11,360
Associated British Foods PLC	80	2,508
AstraZeneca PLC	1,159	94,964
Auto Trader Group PLC (e)	65	453
Aviva PLC	1,259	6,674
BAE Systems PLC	2,986	18,827
Barclays PLC	10,877	20,737
Barratt Developments PLC	196	1,428
Berkeley Group Holdings PLC	157	7,455
BP PLC	5,173	36,118
British American Tobacco PLC ADR	480	16,738
British American Tobacco PLC	148	5,178
British Land Co. PLC REIT	313	2,145
BT Group PLC	5,578	13,947
Bunzl PLC	324	8,565
Burberry Group PLC	384	9,100
Capri Holdings, Ltd. (b)	179	6,208
Carnival PLC	53	2,347
Centrica PLC	3,424	3,825
CNH Industrial NV	349	3,584
Coca-Cola European Partners PLC	69	3,898
Compass Group PLC	2,647	63,570
Croda International PLC	138	8,992
Diageo PLC	1,995	85,921
Direct Line Insurance Group PLC	5,691	24,032
easyJet PLC	57	691
Experian PLC	675	20,480
Fiat Chrysler Automobiles NV	854	11,929
G4S PLC	520	1,377
GlaxoSmithKline PLC	2,321	46,572
Hargreaves Lansdown PLC	274	6,692
HSBC Holdings PLC	6,727	56,240
Imperial Brands PLC	991	23,293
Informa PLC	301	3,199
Intertek Group PLC	157	10,994
ITV PLC	3,997	5,494
J Sainsbury PLC	640	1,596

See accompanying notes to schedules of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Johnson Matthey PLC	191	$8,092
Kingfisher PLC	2,025	5,538
Land Securities Group PLC REIT	221	2,344
Legal & General Group PLC	4,888	16,765
Liberty Global PLC Class C (b)	167	4,431
Linde PLC	36	7,229
Lloyds Banking Group PLC	21,195	15,265
London Stock Exchange Group PLC	47	3,282
Marks & Spencer Group PLC	4,440	11,906
Melrose Industries PLC	8	18
Merlin Entertainments PLC (e)	197	1,126
Mondi PLC	309	7,039
National Grid PLC	827	8,797
Next PLC	126	8,861
Pearson PLC	197	2,054
Pentair PLC	51	1,897
Persimmon PLC	301	7,650
Prudential PLC	459	10,024
Reckitt Benckiser Group PLC	99	7,829
RELX PLC (d)	873	21,216
RELX PLC (d)	789	19,120
Rio Tinto PLC	971	60,313
Rio Tinto, Ltd. (a)	298	21,698
Rolls-Royce Holdings PLC	753	8,054
Royal Bank of Scotland Group PLC	2,132	5,964
RSA Insurance Group PLC	87	639
Sage Group PLC	1,060	10,825
Schroders PLC	111	4,309
Smith & Nephew PLC	779	16,904
Smiths Group PLC	294	5,856
SSE PLC	411	5,869
Standard Chartered PLC	1,530	13,907
Standard Life Aberdeen PLC	1,578	5,917
Taylor Wimpey PLC	3,233	6,491
TechnipFMC PLC	151	3,917
Tesco PLC	2,915	8,410
Unilever NV	1,357	82,769
Unilever PLC	992	61,794
United Utilities Group PLC	358	3,567
Vodafone Group PLC	15,446	25,422
Weir Group PLC	5	98
Whitbread PLC	152	8,955
Wm Morrison Supermarkets PLC	1,283	3,289
WPP PLC	629	7,927
		1,229,820
UNITED STATES — 59.5%
3M Co.	509	88,230
Abbott Laboratories	457	38,434
AbbVie, Inc.	120	8,726
Activision Blizzard, Inc.	35	1,652
Acuity Brands, Inc.	75	10,343
Adobe, Inc. (b)	363	106,958
AES Corp.	276	4,626
Aflac, Inc.	506	27,734
Agilent Technologies, Inc.	27	2,016
Security Description	Shares	Value
AGNC Investment Corp. REIT	2,420	$40,704
Air Products & Chemicals, Inc.	38	8,602
Align Technology, Inc. (b)	95	26,001
Alleghany Corp. (b)	41	27,926
Allergan PLC	105	17,580
Alliant Energy Corp.	75	3,681
Allstate Corp.	628	63,861
Ally Financial, Inc.	217	6,725
Alphabet, Inc. Class A (b)	190	205,732
Alphabet, Inc. Class C (b)	205	221,587
Altria Group, Inc.	2,112	100,003
Amazon.com, Inc. (b)	15	28,404
Ameren Corp.	289	21,707
American Airlines Group, Inc.	75	2,446
American Electric Power Co., Inc.	434	38,196
American Express Co.	151	18,639
American Financial Group, Inc.	75	7,685
American International Group, Inc.	280	14,918
American Tower Corp. REIT	69	14,107
American Water Works Co., Inc.	110	12,760
Ameriprise Financial, Inc.	111	16,113
AmerisourceBergen Corp.	140	11,936
Amgen, Inc.	495	91,219
Amphenol Corp. Class A	494	47,394
Anadarko Petroleum Corp.	71	5,010
Annaly Capital Management, Inc. REIT	4,673	42,664
Anthem, Inc.	111	31,325
AO Smith Corp.	151	7,121
Aon PLC	370	71,403
Apache Corp.	75	2,173
Apple, Inc.	2,733	540,915
Applied Materials, Inc.	979	43,967
Aptiv PLC	248	20,046
Aramark	226	8,150
Archer-Daniels-Midland Co.	190	7,752
Arconic, Inc.	105	2,711
Arista Networks, Inc. (b)	75	19,471
Arrow Electronics, Inc. (b)	71	5,060
Arthur J Gallagher & Co.	151	13,226
AT&T, Inc.	3,753	125,763
Athene Holding, Ltd. Class A (b)	218	9,387
Automatic Data Processing, Inc.	581	96,057
AutoZone, Inc. (b)	41	45,078
AvalonBay Communities, Inc. REIT	285	57,906
Avery Dennison Corp.	75	8,676
Baker Hughes a GE Co.	101	2,488
Ball Corp.	30	2,100
Bank of America Corp.	3,015	87,435
Bank of New York Mellon Corp.	208	9,183
Baxter International, Inc.	672	55,037
BB&T Corp.	217	10,661
Becton Dickinson and Co.	55	13,861
Berkshire Hathaway, Inc. Class B (b)	414	88,252
Best Buy Co., Inc.	291	20,291

See accompanying notes to schedules of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Biogen, Inc. (b)	191	$44,669
BlackRock, Inc.	21	9,855
Boeing Co.	77	28,029
Booking Holdings, Inc. (b)	42	78,738
BorgWarner, Inc.	212	8,900
Boston Scientific Corp. (b)	238	10,229
Brighthouse Financial, Inc. (b)	30	1,101
Bristol-Myers Squibb Co.	1,327	60,179
Broadcom, Inc.	35	10,075
Broadridge Financial Solutions, Inc.	324	41,368
Brown-Forman Corp. Class B	233	12,915
Bunge, Ltd.	86	4,791
Burlington Stores, Inc. (b)	75	12,761
C.H. Robinson Worldwide, Inc.	464	39,138
Cadence Design Systems, Inc. (b)	226	16,003
Camden Property Trust REIT	66	6,890
Campbell Soup Co. (a)	342	13,704
Capital One Financial Corp.	146	13,248
Cardinal Health, Inc.	248	11,681
CarMax, Inc. (a)(b)	15	1,302
Carnival Corp.	95	4,422
Caterpillar, Inc.	86	11,721
CBRE Group, Inc. Class A (b)	75	3,848
CBS Corp. Class B	107	5,339
CDK Global, Inc.	6	297
CDW Corp.	75	8,325
Celanese Corp.	140	15,092
Celgene Corp. (b)	124	11,463
Centene Corp. (b)	151	7,918
CenterPoint Energy, Inc.	26	744
CenturyLink, Inc.	419	4,927
Cerner Corp.	123	9,016
CF Industries Holdings, Inc.	54	2,522
Charles Schwab Corp.	71	2,853
Charter Communications, Inc. Class A (b)	41	16,202
Chevron Corp.	489	60,851
Chubb, Ltd.	389	57,296
Church & Dwight Co., Inc.	618	45,151
Cigna Corp.	105	16,543
Cincinnati Financial Corp.	298	30,894
Cisco Systems, Inc.	4,223	231,125
CIT Group, Inc.	20	1,051
Citigroup, Inc.	1,128	78,994
Citizens Financial Group, Inc.	179	6,329
Citrix Systems, Inc.	65	6,379
Clorox Co.	273	41,799
CME Group, Inc.	90	17,470
CMS Energy Corp.	75	4,343
Coca-Cola Co.	1,866	95,017
Cognex Corp.	151	7,245
Cognizant Technology Solutions Corp. Class A	533	33,787
Colgate-Palmolive Co.	310	22,218
Comcast Corp. Class A	1,515	64,054
Comerica, Inc.	33	2,397
Security Description	Shares	Value
CommScope Holding Co., Inc. (b)	301	$4,735
Conagra Brands, Inc.	249	6,603
ConocoPhillips	116	7,076
Consolidated Edison, Inc.	1,110	97,325
Copart, Inc. (b)	151	11,286
Corning, Inc.	197	6,546
Corteva, Inc. (b)	133	3,933
Costco Wholesale Corp.	399	105,440
Crown Castle International Corp. REIT	372	48,490
CSX Corp.	120	9,284
Cummins, Inc.	161	27,586
CVS Health Corp.	703	38,306
D.R. Horton, Inc.	75	3,235
Danaher Corp.	230	32,872
Darden Restaurants, Inc.	157	19,112
DaVita, Inc. (b)	56	3,151
Deere & Co.	39	6,463
Dell Technologies, Inc. Class C (b)	53	2,692
Delta Air Lines, Inc.	26	1,476
Devon Energy Corp.	95	2,709
Discover Financial Services	50	3,880
Discovery, Inc. Class C (b)	81	2,304
DISH Network Corp. Class A (b)	66	2,535
Dollar General Corp.	465	62,849
Dollar Tree, Inc. (b)	81	8,699
Dominion Energy, Inc.	752	58,145
Dover Corp.	45	4,509
Dow, Inc.	133	6,558
DTE Energy Co.	136	17,392
Duke Energy Corp.	773	68,210
Duke Realty Corp. REIT	226	7,144
DuPont de Nemours, Inc.	133	9,984
DXC Technology Co.	33	1,820
E*TRADE Financial Corp.	75	3,345
Eastman Chemical Co.	15	1,167
Eaton Corp. PLC	90	7,495
Eaton Vance Corp.	120	5,176
eBay, Inc.	313	12,363
Ecolab, Inc.	75	14,808
Edison International	166	11,190
Edwards Lifesciences Corp. (b)	126	23,277
Eli Lilly & Co.	1,041	115,332
Emerson Electric Co.	474	31,625
Entergy Corp.	66	6,793
EOG Resources, Inc.	5	466
Equity Residential REIT	438	33,253
Erie Indemnity Co. Class A	100	25,428
Essex Property Trust, Inc. REIT	75	21,895
Estee Lauder Cos., Inc. Class A	226	41,383
Everest Re Group, Ltd.	142	35,100
Evergy, Inc.	387	23,278
Eversource Energy	199	15,076
Exelon Corp.	285	13,663
Expeditors International of Washington, Inc.	525	39,826

See accompanying notes to schedules of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Extra Space Storage, Inc. REIT	75	$7,958
Exxon Mobil Corp.	1,623	124,370
F5 Networks, Inc. (b)	236	34,369
Facebook, Inc. Class A (b)	1,775	342,575
Fastenal Co.	551	17,957
Federal Realty Investment Trust REIT	21	2,704
FedEx Corp.	65	10,672
Fidelity National Financial, Inc.	492	19,828
Fidelity National Information Services, Inc.	333	40,852
Fifth Third Bancorp	319	8,900
First Republic Bank	75	7,324
FirstEnergy Corp.	167	7,149
Fiserv, Inc. (a)(b)	901	82,135
FleetCor Technologies, Inc. (b)	11	3,089
Flex, Ltd. (b)	539	5,158
Fluor Corp.	86	2,897
Ford Motor Co.	3,108	31,795
Fortive Corp.	101	8,234
Fox Corp. Class A	111	4,067
Fox Corp. Class B	29	1,059
Franklin Resources, Inc. (a)	232	8,074
Freeport-McMoRan, Inc.	449	5,213
Gap, Inc.	294	5,283
Garmin, Ltd.	75	5,985
General Dynamics Corp.	239	43,455
General Electric Co.	2,629	27,604
General Mills, Inc.	267	14,023
General Motors Co.	863	33,251
Genuine Parts Co.	99	10,254
Gilead Sciences, Inc.	458	30,942
Goldman Sachs Group, Inc.	114	23,324
Halliburton Co.	108	2,456
Harley-Davidson, Inc. (a)	75	2,687
Hartford Financial Services Group, Inc.	75	4,179
Hasbro, Inc.	95	10,040
HCA Healthcare, Inc.	80	10,814
HCP, Inc. REIT	548	17,525
Henry Schein, Inc. (b)	179	12,512
Hershey Co.	346	46,374
Hess Corp.	45	2,861
Hewlett Packard Enterprise Co.	634	9,478
Hilton Worldwide Holdings, Inc.	75	7,331
HollyFrontier Corp.	48	2,221
Home Depot, Inc.	268	55,736
Honeywell International, Inc.	610	106,500
Hormel Foods Corp. (a)	754	30,567
Host Hotels & Resorts, Inc. REIT	182	3,316
HP, Inc.	518	10,769
Humana, Inc.	93	24,673
Huntington Bancshares, Inc.	301	4,160
Huntington Ingalls Industries, Inc.	20	4,495
IDEX Corp.	75	12,910
Illinois Tool Works, Inc.	288	43,433
Security Description	Shares	Value
Illumina, Inc. (b)	95	$34,974
Intel Corp.	4,191	200,623
Intercontinental Exchange, Inc.	111	9,539
International Business Machines Corp.	983	135,556
International Flavors & Fragrances, Inc. (a)	71	10,301
International Paper Co.	45	1,949
Interpublic Group of Cos., Inc.	373	8,426
Intuit, Inc.	244	63,765
Intuitive Surgical, Inc. (b)	68	35,669
Invesco, Ltd.	110	2,251
IPG Photonics Corp. (b)	75	11,569
J.M. Smucker Co.	182	20,965
Jack Henry & Associates, Inc.	318	42,587
JB Hunt Transport Services, Inc.	29	2,651
Jefferies Financial Group, Inc.	151	2,904
Johnson & Johnson	2,712	377,727
Johnson Controls International PLC	187	7,725
JPMorgan Chase & Co.	932	104,198
Juniper Networks, Inc.	5	133
Kellogg Co.	586	31,392
KeyCorp	309	5,485
Kimberly-Clark Corp.	211	28,122
Kimco Realty Corp. REIT	226	4,176
Kinder Morgan, Inc.	473	9,876
KLA-Tencor Corp.	140	16,548
Kohl's Corp.	81	3,852
Kraft Heinz Co.	264	8,195
Kroger Co.	419	9,096
L Brands, Inc.	151	3,941
L3 Technologies, Inc.	42	10,297
L3Harris Technologies, Inc.	151	28,559
Laboratory Corp. of America Holdings (b)	70	12,103
Lam Research Corp.	151	28,364
Lamb Weston Holdings, Inc.	75	4,752
Las Vegas Sands Corp.	331	19,559
Lear Corp.	95	13,231
Leggett & Platt, Inc. (a)	151	5,794
Lennar Corp. Class A	75	3,635
Liberty Broadband Corp. Class C (b)	111	11,568
Liberty Media Corp.-Liberty SiriusXM Class C (b)	23	874
Liberty Property Trust REIT	301	15,062
Lincoln National Corp.	81	5,220
LKQ Corp. (b)	151	4,018
Lockheed Martin Corp.	63	22,903
Loews Corp.	101	5,522
Lowe's Cos., Inc.	158	15,944
Lululemon Athletica, Inc. (b)	110	19,823
LyondellBasell Industries NV Class A	393	33,849
M&T Bank Corp.	65	11,055
Macy's, Inc.	151	3,240
ManpowerGroup, Inc.	50	4,830

See accompanying notes to schedules of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Marathon Oil Corp.	75	$1,066
Marathon Petroleum Corp.	264	14,752
Markel Corp. (b)	43	46,853
Marriott International, Inc. Class A	87	12,205
Marsh & McLennan Cos., Inc.	803	80,099
Mastercard, Inc. Class A	923	244,161
Maxim Integrated Products, Inc.	280	16,750
McCormick & Co., Inc. (a)	213	33,017
McDonald's Corp.	500	103,830
McKesson Corp.	146	19,621
Medtronic PLC	553	53,857
Merck & Co., Inc.	1,060	88,881
MetLife, Inc.	334	16,590
Mettler-Toledo International, Inc. (b)	35	29,400
MGM Resorts International	152	4,343
Micron Technology, Inc. (b)	482	18,600
Microsoft Corp.	3,573	478,639
Middleby Corp. (a)(b)	75	10,177
Molson Coors Brewing Co. Class B	60	3,360
Mondelez International, Inc. Class A	333	17,949
Monster Beverage Corp. (b)	334	21,319
Moody's Corp.	111	21,679
Morgan Stanley	318	13,932
Mosaic Co.	90	2,253
Motorola Solutions, Inc.	462	77,029
Mylan NV (b)	81	1,542
National Oilwell Varco, Inc.	95	2,112
National Retail Properties, Inc. REIT	373	19,773
NetApp, Inc.	258	15,919
Newell Brands, Inc.	99	1,527
Newmont Goldcorp Corp. (d)	998	38,393
Newmont Goldcorp Corp. (d)	1,024	39,354
NextEra Energy, Inc.	395	80,920
Nielsen Holdings PLC	151	3,413
NIKE, Inc. Class B	1,358	114,004
NiSource, Inc.	151	4,349
Noble Energy, Inc.	56	1,254
Nordstrom, Inc. (a)	221	7,041
Norfolk Southern Corp.	56	11,162
Northrop Grumman Corp.	134	43,297
Norwegian Cruise Line Holdings, Ltd. (b)	75	4,022
Nucor Corp.	80	4,408
NVIDIA Corp.	466	76,531
NVR, Inc. (b)	3	10,111
Occidental Petroleum Corp.	267	13,425
Old Dominion Freight Line, Inc.	75	11,194
Omnicom Group, Inc. (a)	244	19,996
ONEOK, Inc.	60	4,129
Oracle Corp.	2,016	114,852
O'Reilly Automotive, Inc. (b)	59	21,790
PACCAR, Inc.	66	4,730
Palo Alto Networks, Inc. (b)	75	15,282
Security Description	Shares	Value
Paychex, Inc.	1,032	$84,923
PayPal Holdings, Inc. (b)	45	5,151
People's United Financial, Inc.	113	1,896
PepsiCo, Inc.	1,779	233,280
Pfizer, Inc.	5,091	220,542
Philip Morris International, Inc.	310	24,344
Phillips 66	223	20,859
Pinnacle West Capital Corp.	75	7,057
Pioneer Natural Resources Co.	20	3,077
Plains GP Holdings L.P. Class A (b)	140	3,496
PNC Financial Services Group, Inc.	126	17,297
Polaris Industries, Inc.	75	6,842
PPG Industries, Inc.	196	22,875
PPL Corp.	166	5,148
Principal Financial Group, Inc.	307	17,781
Procter & Gamble Co.	2,424	265,792
Progressive Corp.	788	62,985
Prologis, Inc. REIT	101	8,090
Prudential Financial, Inc.	206	20,806
Public Service Enterprise Group, Inc.	136	8,000
Public Storage REIT	363	86,456
PulteGroup, Inc.	126	3,984
QUALCOMM, Inc.	93	7,075
Quest Diagnostics, Inc.	27	2,749
Qurate Retail, Inc. (b)	151	1,871
Raymond James Financial, Inc.	75	6,341
Raytheon Co.	275	47,817
Realty Income Corp. REIT	298	20,553
Red Hat, Inc. (b)	111	20,841
Regeneron Pharmaceuticals, Inc. (b)	95	29,735
Regions Financial Corp.	282	4,213
Republic Services, Inc.	881	76,330
ResMed, Inc.	126	15,376
Robert Half International, Inc.	142	8,095
Rockwell Automation, Inc.	140	22,936
Rollins, Inc.	111	3,982
Ross Stores, Inc.	730	72,358
Royal Caribbean Cruises, Ltd.	27	3,273
Schlumberger, Ltd.	264	10,491
Seagate Technology PLC	15	707
SEI Investments Co.	146	8,191
Sempra Energy	81	11,133
Simon Property Group, Inc. REIT	101	16,136
Sirius XM Holdings, Inc. (a)	901	5,028
Skyworks Solutions, Inc.	152	11,745
Snap-on, Inc. (a)	75	12,423
Southern Co.	1,474	81,483
Southwest Airlines Co.	96	4,875
Spirit AeroSystems Holdings, Inc. Class A	75	6,103
Starbucks Corp.	462	38,729
State Street Corp. (g)	60	3,364
Stryker Corp.	85	17,474
SunTrust Banks, Inc.	125	7,856
Synchrony Financial	271	9,396

See accompanying notes to schedules of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Synopsys, Inc. (b)	161	$20,719
Sysco Corp.	291	20,580
T Rowe Price Group, Inc.	250	27,427
Tapestry, Inc.	434	13,771
Targa Resources Corp.	75	2,945
Target Corp.	241	20,873
TD Ameritrade Holding Corp.	5	250
Texas Instruments, Inc.	935	107,301
Textron, Inc.	30	1,591
Thermo Fisher Scientific, Inc.	50	14,684
TJX Cos., Inc.	2,638	139,497
T-Mobile US, Inc. (b)	151	11,195
Tractor Supply Co.	146	15,885
Travelers Cos., Inc.	313	46,800
Tyson Foods, Inc. Class A	181	14,614
UDR, Inc. REIT	520	23,343
UGI Corp.	75	4,006
Ulta Salon Cosmetics & Fragrance, Inc. (b)	56	19,426
Union Pacific Corp.	554	93,687
United Parcel Service, Inc. Class B	60	6,196
United Technologies Corp.	107	13,931
UnitedHealth Group, Inc.	203	49,534
Universal Health Services, Inc. Class B	45	5,868
Unum Group	111	3,724
US Bancorp	553	28,977
Valero Energy Corp.	152	13,013
Varian Medical Systems, Inc. (b)	128	17,425
Ventas, Inc. REIT	339	23,171
VeriSign, Inc. (b)	95	19,870
Verizon Communications, Inc.	2,230	127,400
VF Corp.	370	32,319
Viacom, Inc. Class B	226	6,751
Visa, Inc. Class A	1,824	316,555
Voya Financial, Inc.	42	2,323
W.W. Grainger, Inc.	60	16,094
WABCO Holdings, Inc. (b)	75	9,945
Wabtec Corp. (a)	33	2,368
Walmart, Inc.	1,016	112,258
Walgreens Boots Alliance, Inc.	241	13,175
Walt Disney Co.	1,418	198,010
Waste Management, Inc.	926	106,833
Waters Corp. (b)	80	17,219
WEC Energy Group, Inc.	571	47,604
Wells Fargo & Co.	1,619	76,611
Welltower, Inc. REIT	191	15,572
Western Digital Corp.	131	6,229
Western Union Co. (a)	101	2,009
Westrock Co.	81	2,954
Weyerhaeuser Co. REIT	126	3,319
Whirlpool Corp.	26	3,701
Williams Cos., Inc.	81	2,271
Willis Towers Watson PLC	45	8,619
Worldpay, Inc. Class A (b)	11	1,348
WP Carey, Inc. REIT	376	30,524
Security Description	Shares	Value
WR Berkley Corp.	551	$36,327
Xcel Energy, Inc.	1,036	61,632
Xerox Corp.	113	4,001
Xilinx, Inc.	212	24,999
Yum! Brands, Inc.	256	28,332
Zimmer Biomet Holdings, Inc.	36	4,239
Zions Bancorp NA (a)	75	3,449
Zoetis, Inc.	105	11,916
		14,138,705
TOTAL COMMON STOCKS (Cost $22,757,510)		23,687,108

RIGHTS — 0.0% (f)
SPAIN — 0.0% (f)
ACS Actividades de Construccion y Servicios SA (expiring 07/11/19) (b)	102	160
Repsol SA (expiring 07/09/19) (b)	921	512
TOTAL RIGHTS (Cost $689)		672
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (h) (i)	40,576	40,576
State Street Navigator Securities Lending Portfolio III (g) (j)	103,383	103,383
TOTAL SHORT-TERM INVESTMENTS (Cost $143,959)		143,959
TOTAL INVESTMENTS — 100.2% (Cost $22,902,158)		23,831,739
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(55,813)
NET ASSETS — 100.0%		$23,775,926

See accompanying notes to schedules of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $10,234, representing less than 0.05% of net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2019.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,676,874	$10,234	$—	$23,687,108
Rights	672	—	—	672
Short-Term Investments	143,959	—	—	143,959
TOTAL INVESTMENTS	$23,821,505	$10,234	$—	$23,831,739
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	80	$6,702	$1,180	$2,806	$(867)	$(845)	60	$3,364	$94
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,931	18,931	1,165,547	1,143,902	—	—	40,576	40,576	802
State Street Navigator Securities Lending Government Money Market Portfolio	298,707	298,707	1,306,692	1,605,399	—	—	—	—	1,480
State Street Navigator Securities Lending Portfolio III	—	—	625,232	521,849	—	—	103,383	103,383	594
Total		$324,340	$3,098,651	$3,273,956	$(867)	$(845)		$147,323	$2,970
See accompanying notes to schedules of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.7%
Bombardier, Inc. Class B (a) (b)	29,170	$49,110
CAE, Inc.	3,611	97,297
		146,407
AIRLINES — 0.5%
Air Canada (a)	3,257	98,925
AUTO COMPONENTS — 0.9%
Magna International, Inc.	4,015	200,205
BANKS — 25.3%
Bank of Montreal	8,721	660,173
Bank of Nova Scotia	16,765	902,429
Canadian Imperial Bank of Commerce (b)	6,068	478,196
National Bank of Canada	4,574	217,753
Royal Bank of Canada	19,638	1,563,977
Toronto-Dominion Bank	25,062	1,467,568
		5,290,096
CAPITAL MARKETS — 2.7%
Brookfield Asset Management, Inc. Class A	9,993	479,098
CI Financial Corp.	3,027	49,433
IGM Financial, Inc. (b)	1,129	32,304
		560,835
CHEMICALS — 2.3%
Methanex Corp.	1,048	47,678
Nutrien, Ltd. (b)	8,250	442,252
		489,930
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Ritchie Bros Auctioneers, Inc.	1,504	50,124
Waste Connections, Inc.	3,577	342,439
		392,563
CONSTRUCTION & ENGINEERING — 0.6%
SNC-Lavalin Group, Inc.	2,438	49,404
WSP Global, Inc.	1,436	79,220
		128,624
CONTAINERS & PACKAGING — 0.5%
CCL Industries, Inc. Class B	1,976	97,110
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Onex Corp.	1,130	68,306
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
BCE, Inc.	12,277	559,758
TELUS Corp.	8,192	303,482
		863,240
ELECTRIC UTILITIES — 2.1%
Emera, Inc.	3,214	131,610
Fortis, Inc.	5,813	230,029
Security Description	Shares	Value
Hydro One, Ltd. (b) (c)	4,214	$73,654
		435,293
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.3%
Canadian Apartment Properties REIT	2,036	75,348
Choice Properties Real Estate Investment Trust	2,762	28,915
H&R Real Estate Investment Trust	3,860	67,467
RioCan Real Estate Investment Trust	4,206	83,653
SmartCentres Real Estate Investment Trust	1,121	28,489
		283,872
FOOD & STAPLES RETAILING — 3.6%
Alimentation Couche-Tard, Inc. Class B	5,803	365,965
Empire Co., Ltd. Class A	2,360	59,562
George Weston, Ltd.	980	74,523
Loblaw Cos., Ltd.	2,463	126,378
Metro, Inc.	3,513	132,105
		758,533
FOOD PRODUCTS — 0.5%
Saputo, Inc.	3,597	107,903
GAS UTILITIES — 0.3%
AltaGas, Ltd.	3,762	57,031
HOTELS, RESTAURANTS & LEISURE — 1.3%
Restaurant Brands International, Inc.	3,176	221,342
Stars Group, Inc. (a)	2,900	49,600
		270,942
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Northland Power, Inc.	2,158	42,111
INSURANCE — 7.1%
Fairfax Financial Holdings, Ltd.	344	169,206
Great-West Lifeco, Inc.	3,288	75,862
iA Financial Corp., Inc.	1,463	59,718
Intact Financial Corp.	1,890	175,036
Manulife Financial Corp.	26,858	489,168
Power Corp. of Canada	4,614	99,607
Power Financial Corp. (b)	3,372	77,723
Sun Life Financial, Inc.	8,180	339,469
		1,485,789
IT SERVICES — 3.1%
CGI, Inc. (a)	3,313	255,254
Shopify, Inc. Class A (a) (b)	1,326	399,378
		654,632
MEDIA — 0.9%
Quebecor, Inc. Class B	2,440	58,239
Shaw Communications, Inc. Class B	6,050	123,708
		181,947
METALS & MINING — 6.7%
Agnico Eagle Mines, Ltd.	3,155	162,102

See accompanying notes to schedules of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Barrick Gold Corp.	23,785	$376,228
First Quantum Minerals, Ltd.	9,362	89,124
Franco-Nevada Corp.	2,517	214,092
Kinross Gold Corp. (a)	15,618	60,476
Kirkland Lake Gold, Ltd.	2,617	112,991
Lundin Mining Corp.	8,863	48,902
Teck Resources, Ltd. Class B	7,662	177,192
Turquoise Hill Resources, Ltd. (a)	13,987	17,447
Wheaton Precious Metals Corp.	6,053	146,699
		1,405,253
MULTI-UTILITIES — 0.8%
Algonquin Power & Utilities Corp.	6,463	78,491
Atco, Ltd. Class I	1,373	46,378
Canadian Utilities, Ltd. Class A	1,678	47,460
		172,329
MULTILINE RETAIL — 1.1%
Canadian Tire Corp., Ltd. Class A	806	88,005
Dollarama, Inc.	3,931	138,589
		226,594
OIL, GAS & CONSUMABLE FUELS — 17.7%
Cameco Corp.	5,478	58,857
Canadian Natural Resources, Ltd.	16,065	434,096
Cenovus Energy, Inc.	13,889	122,761
Enbridge, Inc. (b)	27,605	999,209
Encana Corp.	19,806	101,853
Husky Energy, Inc.	4,143	39,345
Imperial Oil, Ltd.	3,316	92,013
Inter Pipeline, Ltd.	5,592	87,170
Keyera Corp.	2,849	73,473
Pembina Pipeline Corp.	6,947	259,167
PrairieSky Royalty, Ltd. (b)	3,199	45,044
Suncor Energy, Inc.	21,526	672,919
TC Energy Corp.	12,615	626,720
Tourmaline Oil Corp.	3,382	43,170
Vermilion Energy, Inc. (b)	1,988	43,282
		3,699,079
PAPER & FOREST PRODUCTS — 0.2%
West Fraser Timber Co., Ltd. (b)	717	32,757
PHARMACEUTICALS — 1.1%
Aurora Cannabis, Inc. (a) (b)	13,247	104,009
Canopy Growth Corp. (a) (b)	3,175	128,458
		232,467
PROFESSIONAL SERVICES — 0.7%
Thomson Reuters Corp.	2,343	151,472
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
First Capital Realty, Inc.	2,369	39,630
ROAD & RAIL — 6.5%
Canadian National Railway Co.	9,900	918,217
Canadian Pacific Railway, Ltd.	1,916	452,230
		1,370,447
Security Description	Shares	Value
SOFTWARE — 2.2%
BlackBerry, Ltd. (a)	7,374	$55,076
Constellation Software, Inc.	268	253,131
Open Text Corp.	3,617	149,579
		457,786
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Canada Goose Holdings, Inc. (a) (b)	796	30,878
Gildan Activewear, Inc.	2,798	108,515
		139,393
WIRELESS TELECOMMUNICATION SERVICES — 1.3%
Rogers Communications, Inc. Class B (b)	5,072	272,085
TOTAL COMMON STOCKS (Cost $20,109,010)		20,813,586
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	8,293	8,293
State Street Navigator Securities Lending Portfolio III (f) (g)	1,500,911	1,500,911
TOTAL SHORT-TERM INVESTMENTS (Cost $1,509,204)		1,509,204
TOTAL INVESTMENTS — 106.6% (Cost $21,618,214)		22,322,790
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(1,387,297)
NET ASSETS — 100.0%		$20,935,493
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

See accompanying notes to schedules of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,813,586	$—	$—	$20,813,586
Short-Term Investments	1,509,204	—	—	1,509,204
TOTAL INVESTMENTS	$22,322,790	$—	$—	$22,322,790
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	516	$516	$673,217	$665,440	$—	$—	8,293	$8,293	$393
State Street Navigator Securities Lending Government Money Market Portfolio	751,313	751,313	11,369,391	12,120,704	—	—	—	—	9,216
State Street Navigator Securities Lending Portfolio III	—	—	3,644,319	2,143,408	—	—	1,500,911	1,500,911	5,367
Total		$751,829	$15,686,927	$14,929,552	$—	$—		$1,509,204	$14,976
See accompanying notes to schedules of investments.

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.0%
AEROSPACE & DEFENSE — 1.1%
MTU Aero Engines AG	312	$74,437
AIR FREIGHT & LOGISTICS — 2.7%
Deutsche Post AG	5,950	195,822
AIRLINES — 0.7%
Deutsche Lufthansa AG	2,879	49,409
AUTO COMPONENTS — 1.5%
Continental AG	654	95,495
Schaeffler AG Preference Shares	1,071	7,982
		103,477
AUTOMOBILES — 10.5%
Bayerische Motoren Werke AG	1,934	143,357
Bayerische Motoren Werke AG Preference Shares	343	21,327
Daimler AG	5,430	302,537
Porsche Automobil Holding SE Preference Shares	927	60,321
Volkswagen AG	193	33,221
Volkswagen AG Preference Shares	1,109	187,191
		747,954
BANKS — 0.6%
Commerzbank AG	6,024	43,349
CAPITAL MARKETS — 3.3%
Deutsche Bank AG	10,721	82,778
Deutsche Boerse AG	1,097	155,408
		238,186
CHEMICALS — 7.8%
BASF SE	5,572	405,598
Covestro AG (a)	921	46,893
Evonik Industries AG	1,001	29,194
Symrise AG	773	74,508
		556,193
CONSTRUCTION & ENGINEERING — 0.4%
HOCHTIEF AG	212	25,857
CONSTRUCTION MATERIALS — 1.0%
HeidelbergCement AG	895	72,528
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
Deutsche Telekom AG	19,675	340,838
Telefonica Deutschland Holding AG	4,829	13,512
		354,350
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Sartorius AG Preference Shares	207	42,502
Siemens Healthineers AG (a)	908	38,373
		80,875
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Fresenius Medical Care AG & Co. KGaA	1,294	101,738
Security Description	Shares	Value
Fresenius SE & Co. KGaA	2,484	$134,876
		236,614
HOUSEHOLD PRODUCTS — 2.2%
Henkel AG & Co. KGaA Preference Shares	1,057	103,543
Henkel AG & Co. KGaA	611	56,187
		159,730
INDUSTRIAL CONGLOMERATES — 8.1%
Siemens AG	4,872	580,345
INSURANCE — 12.9%
Allianz SE	2,566	619,498
Hannover Rueck SE	364	58,945
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	906	227,708
Talanx AG (b)	316	13,711
		919,862
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Zalando SE (a) (b)	769	34,171
IT SERVICES — 1.6%
Wirecard AG	696	117,345
MACHINERY — 0.4%
Knorr-Bremse AG	244	27,231
MEDIA — 0.2%
RTL Group SA	241	12,361
METALS & MINING — 0.6%
ThyssenKrupp AG	2,982	43,553
MULTI-UTILITIES — 3.6%
E.ON SE	13,129	142,800
Innogy SE	679	29,113
RWE AG	3,280	80,943
RWE AG Preference Shares	238	5,895
		258,751
PERSONAL PRODUCTS — 1.0%
Beiersdorf AG	595	71,519
PHARMACEUTICALS — 6.6%
Bayer AG	5,658	392,657
Merck KGaA	783	81,999
		474,656
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.2%
Deutsche Wohnen SE	2,163	79,488
Vonovia SE	3,138	150,090
		229,578
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Infineon Technologies AG	6,498	115,069
SOFTWARE — 11.7%
SAP SE	6,100	838,881

See accompanying notes to schedules of investments.

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 4.8%
adidas AG	1,115	$344,741
TOTAL COMMON STOCKS (Cost $7,693,314)		7,006,844
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e) (Cost $956)	956	956
TOTAL INVESTMENTS — 98.0% (Cost $7,694,270)		7,007,800
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		143,938
NET ASSETS — 100.0%		$7,151,738

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,006,844	$—	$—	$7,006,844
Short-Term Investment	956	—	—	956
TOTAL INVESTMENTS	$7,007,800	$—	$—	$7,007,800
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,254	$6,254	$249,143	$254,441	$—	$—	956	$956	$122
See accompanying notes to schedules of investments.

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AIRLINES — 0.2%
Cathay Pacific Airways, Ltd.	9,000	$13,455
BANKS — 4.1%
Bank of East Asia, Ltd.	27,081	75,740
Hang Seng Bank, Ltd.	10,500	261,408
		337,148
CAPITAL MARKETS — 7.3%
Hong Kong Exchanges & Clearing, Ltd.	17,000	600,141
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
HKT Trust & HKT, Ltd.	49,000	77,773
ELECTRIC UTILITIES — 6.5%
CK Infrastructure Holdings, Ltd.	8,500	69,306
CLP Holdings, Ltd.	26,500	292,390
HK Electric Investments & HK Electric Investments, Ltd.	32,500	33,280
Power Assets Holdings, Ltd.	19,500	140,275
		535,251
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.5%
Link REIT	30,500	374,784
FOOD & STAPLES RETAILING — 0.7%
Dairy Farm International Holdings, Ltd.	4,300	30,745
Sun Art Retail Group, Ltd.	25,000	23,680
		54,425
FOOD PRODUCTS — 1.5%
WH Group, Ltd. (a)	124,000	125,706
GAS UTILITIES — 4.9%
China Gas Holdings, Ltd.	25,000	92,960
Hong Kong & China Gas Co., Ltd.	141,000	312,591
		405,551
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Evergrande Health Industry Group, Ltd. (b)	30,000	32,486
HEALTH CARE TECHNOLOGY — 0.6%
Alibaba Health Information Technology, Ltd. (b)	56,000	53,617
HOTELS, RESTAURANTS & LEISURE — 7.7%
Galaxy Entertainment Group, Ltd.	29,000	195,437
Melco Resorts & Entertainment, Ltd. ADR	6,535	141,940
MGM China Holdings, Ltd.	11,600	19,718
Sands China, Ltd.	34,400	164,459
Shangri-La Asia, Ltd.	26,000	32,781
SJM Holdings, Ltd.	27,000	30,724
Wynn Macau, Ltd.	20,800	46,592
		631,651
HOUSEHOLD DURABLES — 0.6%
Haier Electronics Group Co., Ltd. (b)	17,000	47,002
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 9.7%
CK Hutchison Holdings, Ltd.	38,500	$379,456
Fosun International, Ltd.	36,000	47,831
Jardine Matheson Holdings, Ltd.	3,700	233,174
Jardine Strategic Holdings, Ltd.	2,500	95,325
NWS Holdings, Ltd.	20,000	41,114
		796,900
INSURANCE — 22.8%
AIA Group, Ltd.	174,400	1,880,730
MACHINERY — 1.8%
Techtronic Industries Co., Ltd.	19,500	149,261
PHARMACEUTICALS — 2.5%
CSPC Pharmaceutical Group, Ltd.	70,000	112,896
Sino Biopharmaceutical, Ltd.	91,000	93,067
		205,963
REAL ESTATE MANAGEMENT & DEVELOPMENT — 20.0%
CK Asset Holdings, Ltd.	35,500	277,866
Hang Lung Properties, Ltd.	27,000	64,212
Henderson Land Development Co., Ltd.	18,700	103,045
Hongkong Land Holdings, Ltd.	17,000	109,480
Hysan Development Co., Ltd.	9,000	46,483
Kerry Properties, Ltd.	8,500	35,686
New World Development Co., Ltd.	82,000	128,261
Shimao Property Holdings, Ltd.	14,500	44,173
Sino Land Co., Ltd.	41,450	69,503
Sun Hung Kai Properties, Ltd.	21,000	356,160
Swire Pacific, Ltd. Class A	7,000	86,016
Swire Pacific, Ltd. Class B	12,500	23,680
Swire Properties, Ltd.	15,600	62,999
Wharf Holdings, Ltd.	16,000	42,394
Wharf Real Estate Investment Co., Ltd.	17,000	119,789
Wheelock & Co., Ltd.	11,000	78,848
		1,648,595
ROAD & RAIL — 1.9%
MTR Corp., Ltd.	23,500	158,221
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
ASM Pacific Technology, Ltd.	4,400	45,056
SPECIALTY RETAIL — 0.2%
Chow Tai Fook Jewellery Group, Ltd.	15,200	16,538
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Yue Yuen Industrial Holdings, Ltd.	11,500	31,501
TOTAL COMMON STOCKS (Cost $7,510,961)		8,221,755

See accompanying notes to schedules of investments.

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e) (Cost $1,349)	1,349	$1,349
TOTAL INVESTMENTS — 99.7% (Cost $7,512,310)		8,223,104
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		21,558
NET ASSETS — 100.0%		$8,244,662
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,221,755	$—	$—	$8,221,755
Short-Term Investment	1,349	—	—	1,349
TOTAL INVESTMENTS	$8,223,104	$—	$—	$8,223,104
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,358	$4,358	$169,140	$172,149	$—	$—	1,349	$1,349	$162
See accompanying notes to schedules of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AIR FREIGHT & LOGISTICS — 0.3%
SG Holdings Co., Ltd.	300	$8,506
Yamato Holdings Co., Ltd.	800	16,269
		24,775
AIRLINES — 0.6%
ANA Holdings, Inc.	600	19,870
Japan Airlines Co., Ltd.	700	22,370
		42,240
AUTO COMPONENTS — 2.6%
Aisin Seiki Co., Ltd.	400	13,774
Bridgestone Corp. (a)	1,200	47,247
Denso Corp.	1,000	42,074
Koito Manufacturing Co., Ltd.	300	16,011
NGK Spark Plug Co., Ltd.	400	7,507
NOK Corp.	200	2,996
Stanley Electric Co., Ltd.	300	7,373
Sumitomo Electric Industries, Ltd.	1,600	21,006
Sumitomo Rubber Industries, Ltd. (a)	300	3,469
Toyoda Gosei Co., Ltd.	200	3,900
Toyota Boshoku Corp.	200	2,625
Toyota Industries Corp.	300	16,512
Yokohama Rubber Co., Ltd.	300	5,513
		190,007
AUTOMOBILES — 7.4%
Honda Motor Co., Ltd.	3,400	87,887
Isuzu Motors, Ltd.	1,200	13,666
Mazda Motor Corp.	1,300	13,568
Mitsubishi Motors Corp. (a)	1,400	6,705
Nissan Motor Co., Ltd.	5,100	36,525
Subaru Corp.	1,300	31,601
Suzuki Motor Corp.	800	37,602
Toyota Motor Corp.	4,800	297,962
Yamaha Motor Co., Ltd. (a)	600	10,665
		536,181
BANKS — 5.1%
Aozora Bank, Ltd.	300	7,201
Chiba Bank, Ltd.	1,600	7,811
Concordia Financial Group, Ltd.	2,400	8,933
Fukuoka Financial Group, Inc.	400	7,303
Mebuki Financial Group, Inc.	2,400	6,259
Mitsubishi UFJ Financial Group, Inc.	24,500	116,428
Mizuho Financial Group, Inc.	49,000	70,994
Resona Holdings, Inc.	4,800	19,986
Seven Bank, Ltd.	1,300	3,403
Shizuoka Bank, Ltd.	1,000	7,370
Sumitomo Mitsui Financial Group, Inc.	2,500	88,314
Sumitomo Mitsui Trust Holdings, Inc.	600	21,752
		365,754
BEVERAGES — 1.4%
Asahi Group Holdings, Ltd.	900	40,472
Coca-Cola Bottlers Japan Holdings, Inc. (a)	200	5,066
Security Description	Shares	Value
Ito En, Ltd.	100	$4,659
Kirin Holdings Co., Ltd.	1,800	38,819
Suntory Beverage & Food, Ltd.	200	8,697
		97,713
BIOTECHNOLOGY — 0.1%
PeptiDream, Inc. (b)	100	5,114
BUILDING PRODUCTS — 1.6%
AGC, Inc.	400	13,830
Daikin Industries, Ltd.	600	78,327
LIXIL Group Corp.	500	7,908
TOTO, Ltd.	300	11,848
		111,913
CAPITAL MARKETS — 1.0%
Daiwa Securities Group, Inc.	3,500	15,337
Japan Exchange Group, Inc.	1,200	19,068
Nomura Holdings, Inc.	7,200	25,354
SBI Holdings, Inc.	400	9,902
		69,661
CHEMICALS — 4.3%
Air Water, Inc.	400	6,846
Asahi Kasei Corp.	2,800	29,848
Daicel Corp.	600	5,335
DIC Corp.	200	5,279
Hitachi Chemical Co., Ltd.	200	5,432
JSR Corp.	400	6,315
Kansai Paint Co., Ltd.	400	8,387
Kuraray Co., Ltd. (a)	800	9,556
Mitsubishi Chemical Holdings Corp.	3,000	20,956
Mitsubishi Gas Chemical Co., Inc.	400	5,331
Mitsui Chemicals, Inc.	500	12,377
Nippon Paint Holdings Co., Ltd.	300	11,639
Nissan Chemical Corp.	200	9,013
Nitto Denko Corp.	400	19,740
Shin-Etsu Chemical Co., Ltd.	900	83,827
Showa Denko KK	300	8,827
Sumitomo Chemical Co., Ltd.	3,600	16,707
Taiyo Nippon Sanso Corp.	400	8,495
Teijin, Ltd.	400	6,820
Toray Industries, Inc.	3,200	24,331
Tosoh Corp.	600	8,437
		313,498
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Dai Nippon Printing Co., Ltd.	500	10,656
Park24 Co., Ltd.	300	6,986
Secom Co., Ltd.	500	43,039
Sohgo Security Services Co., Ltd.	100	4,613
Toppan Printing Co., Ltd.	600	9,105
		74,399
CONSTRUCTION & ENGINEERING — 0.8%
JGC Corp.	500	6,859
Kajima Corp.	1,000	13,718
Obayashi Corp.	1,400	13,787
Shimizu Corp.	1,300	10,799

See accompanying notes to schedules of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Taisei Corp.	400	$14,535
		59,698
CONSTRUCTION MATERIALS — 0.2%
Taiheiyo Cement Corp.	400	12,103
CONSUMER FINANCE — 0.2%
Acom Co., Ltd.	700	2,521
AEON Financial Service Co., Ltd.	300	4,831
Credit Saison Co., Ltd.	400	4,682
		12,034
CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	400	7,938
DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	200	4,656
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,100	5,830
ORIX Corp.	2,700	40,297
Tokyo Century Corp.	100	4,218
		50,345
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Nippon Telegraph & Telephone Corp.	2,400	111,758
ELECTRIC UTILITIES — 1.2%
Chubu Electric Power Co., Inc.	1,500	21,044
Chugoku Electric Power Co., Inc.	700	8,823
Kansai Electric Power Co., Inc.	1,600	18,333
Kyushu Electric Power Co., Inc.	900	8,838
Tohoku Electric Power Co., Inc.	1,100	11,119
Tokyo Electric Power Co. Holdings, Inc. (b)	3,100	16,170
		84,327
ELECTRICAL EQUIPMENT — 1.9%
Fuji Electric Co., Ltd.	200	6,896
Mabuchi Motor Co., Ltd.	100	3,420
Mitsubishi Electric Corp.	4,200	55,317
Nidec Corp.	500	68,336
		133,969
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.8%
Alps Alpine Co., Ltd.	400	6,742
Hamamatsu Photonics KK	300	11,681
Hirose Electric Co., Ltd.	105	11,714
Hitachi High-Technologies Corp.	200	10,284
Hitachi, Ltd.	2,000	73,306
Keyence Corp.	200	122,759
Kyocera Corp.	700	45,707
Murata Manufacturing Co., Ltd.	1,300	58,400
Omron Corp.	400	20,865
Shimadzu Corp.	600	14,713
TDK Corp.	200	15,482
Yaskawa Electric Corp.	500	16,985
Security Description	Shares	Value
Yokogawa Electric Corp.	600	$11,762
		420,400
ENTERTAINMENT — 1.7%
DeNA Co., Ltd.	300	5,750
Konami Holdings Corp.	200	9,375
Nexon Co., Ltd. (b)	900	13,048
Nintendo Co., Ltd.	200	73,306
Square Enix Holdings Co., Ltd.	200	6,404
Toho Co., Ltd.	300	12,753
		120,636
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.9%
Daiwa House REIT Investment Corp.	3	7,242
GLP J-REIT	7	7,978
Japan Retail Fund Investment Corp. REIT	5	10,117
Nippon Prologis REIT, Inc.	4	9,241
Nomura Real Estate Master Fund, Inc. REIT	8	12,304
Orix JREIT, Inc. REIT	5	9,124
United Urban Investment Corp. REIT	5	8,381
		64,387
FOOD & STAPLES RETAILING — 1.6%
Aeon Co., Ltd.	1,400	24,052
FamilyMart UNY Holdings Co., Ltd.	400	9,549
Lawson, Inc.	100	4,799
Matsumotokiyoshi Holdings Co., Ltd.	100	2,924
Seven & i Holdings Co., Ltd.	1,600	54,175
Sundrug Co., Ltd.	200	5,413
Tsuruha Holdings, Inc.	100	9,244
Welcia Holdings Co., Ltd.	100	4,070
		114,226
FOOD PRODUCTS — 1.7%
Ajinomoto Co., Inc.	1,100	19,072
Calbee, Inc.	100	2,699
Ezaki Glico Co., Ltd.	100	4,455
Kewpie Corp.	200	4,420
Kikkoman Corp.	400	17,412
MEIJI Holdings Co., Ltd.	200	14,294
NH Foods, Ltd.	200	8,567
Nichirei Corp.	200	4,747
Nisshin Seifun Group, Inc.	500	11,412
Nissin Foods Holdings Co., Ltd.	100	6,441
Toyo Suisan Kaisha, Ltd.	200	8,242
Yakult Honsha Co., Ltd.	300	17,681
Yamazaki Baking Co., Ltd.	300	4,536
		123,978
GAS UTILITIES — 0.6%
Osaka Gas Co., Ltd.	800	13,937
Toho Gas Co., Ltd.	300	11,040
Tokyo Gas Co., Ltd.	800	18,842
		43,819

See accompanying notes to schedules of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Asahi Intecc Co., Ltd.	400	$9,853
Hoya Corp.	800	61,288
Olympus Corp.	2,800	31,082
Sysmex Corp.	300	19,567
Terumo Corp.	1,400	41,712
		163,502
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Alfresa Holdings Corp.	400	9,868
Medipal Holdings Corp.	400	8,832
Suzuken Co., Ltd.	200	11,732
		30,432
HEALTH CARE TECHNOLOGY — 0.2%
M3, Inc.	900	16,448
HOTELS, RESTAURANTS & LEISURE — 0.8%
McDonald's Holdings Co. Japan, Ltd. (a)	200	8,817
Oriental Land Co., Ltd.	400	49,527
		58,344
HOUSEHOLD DURABLES — 3.4%
Casio Computer Co., Ltd.	400	4,968
Haseko Corp.	600	6,070
Iida Group Holdings Co., Ltd.	300	4,845
Nikon Corp.	800	11,316
Panasonic Corp.	4,700	39,157
Sekisui Chemical Co., Ltd.	900	13,516
Sekisui House, Ltd.	1,300	21,423
Sharp Corp.	400	4,388
Sony Corp.	2,700	141,541
		247,224
HOUSEHOLD PRODUCTS — 0.7%
Lion Corp.	500	9,314
Pigeon Corp.	300	12,071
Unicharm Corp.	900	27,098
		48,483
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Electric Power Development Co., Ltd.	300	6,816
INDUSTRIAL CONGLOMERATES — 0.8%
Keihan Holdings Co., Ltd.	400	17,431
Toshiba Corp.	1,200	37,368
		54,799
INSURANCE — 3.1%
Dai-ichi Life Holdings, Inc.	2,300	34,690
Japan Post Holdings Co., Ltd.	3,000	33,971
Japan Post Insurance Co., Ltd.	200	3,707
MS&AD Insurance Group Holdings, Inc.	1,100	34,917
Sompo Holdings, Inc.	700	27,035
Sony Financial Holdings, Inc.	400	9,608
T&D Holdings, Inc.	1,200	13,026
Security Description	Shares	Value
Tokio Marine Holdings, Inc.	1,400	$70,156
		227,110
INTERNET & CATALOG RETAIL — 0.4%
Rakuten, Inc.	1,700	20,197
ZOZO, Inc.	400	7,496
		27,693
INTERACTIVE MEDIA & SERVICES — 0.3%
Kakaku.com, Inc.	300	5,792
LINE Corp. (b)	100	2,798
Yahoo! Japan Corp.	5,700	16,718
		25,308
IT SERVICES — 1.2%
Fujitsu, Ltd.	400	27,889
Itochu Techno-Solutions Corp.	200	5,127
Nomura Research Institute, Ltd.	600	9,618
NTT Data Corp.	1,400	18,647
Obic Co., Ltd.	100	11,324
Otsuka Corp.	200	8,047
SCSK Corp.	100	4,919
		85,571
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Bandai Namco Holdings, Inc.	400	19,417
Sega Sammy Holdings, Inc.	300	3,645
Shimano, Inc.	100	14,878
Yamaha Corp.	300	14,257
		52,197
MACHINERY — 5.3%
Amada Holdings Co., Ltd.	900	10,133
Daifuku Co., Ltd.	300	16,846
Ebara Corp.	200	5,428
FANUC Corp.	400	73,993
Hino Motors, Ltd.	500	4,209
Hitachi Construction Machinery Co., Ltd.	200	5,202
Hoshizaki Corp.	100	7,444
IHI Corp.	400	9,642
JTEKT Corp.	500	6,061
Kawasaki Heavy Industries, Ltd.	400	9,404
Komatsu, Ltd.	2,000	48,264
Kubota Corp.	2,600	43,269
Makita Corp.	500	16,985
MINEBEA MITSUMI, Inc.	900	15,245
MISUMI Group, Inc.	600	15,047
Mitsubishi Heavy Industries, Ltd.	300	13,062
Nabtesco Corp. (a)	300	8,337
NGK Insulators, Ltd.	600	8,749
NSK, Ltd.	1,000	8,910
SMC Corp.	100	37,284
Sumitomo Heavy Industries, Ltd.	300	10,317
THK Co., Ltd. (a)	200	4,780
		378,611

See accompanying notes to schedules of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
MARINE — 0.2%
Mitsui OSK Lines, Ltd.	300	$7,181
Nippon Yusen KK	600	9,629
		16,810
MEDIA — 0.6%
CyberAgent, Inc.	200	7,249
Dentsu, Inc. (a)	400	13,959
Fuji Media Holdings, Inc.	300	4,182
Hakuhodo DY Holdings, Inc.	400	6,735
Nippon Television Holdings, Inc.	300	4,444
Tokyo Broadcasting System Holdings, Inc.	200	3,416
		39,985
METALS & MINING — 1.1%
Hitachi Metals, Ltd.	500	5,648
JFE Holdings, Inc.	1,100	16,157
Kobe Steel, Ltd.	700	4,580
Mitsubishi Materials Corp.	300	8,534
Nippon Steel Corp.	1,800	30,891
Sumitomo Metal Mining Co., Ltd.	500	14,939
		80,749
MULTILINE RETAIL — 0.7%
Isetan Mitsukoshi Holdings, Ltd. (a)	800	6,490
Izumi Co., Ltd.	100	4,042
J Front Retailing Co., Ltd.	600	6,878
Marui Group Co., Ltd.	500	10,182
Pan Pacific International Holdings Corp.	300	19,046
Seria Co., Ltd.	100	2,310
Takashimaya Co., Ltd.	300	3,288
		52,236
OIL, GAS & CONSUMABLE FUELS — 0.8%
Idemitsu Kosan Co., Ltd.	264	7,939
Inpex Corp. (a)	2,000	18,030
JXTG Holdings, Inc.	7,100	35,217
		61,186
PAPER & FOREST PRODUCTS — 0.2%
Oji Holdings Corp.	2,100	12,124
PERSONAL PRODUCTS — 2.1%
Kao Corp.	1,000	76,202
Kobayashi Pharmaceutical Co., Ltd.	100	7,156
Pola Orbis Holdings, Inc.	200	5,587
Shiseido Co., Ltd.	800	60,301
		149,246
PHARMACEUTICALS — 6.0%
Astellas Pharma, Inc.	4,000	56,989
Chugai Pharmaceutical Co., Ltd. (a)	500	32,671
Daiichi Sankyo Co., Ltd.	1,300	67,992
Eisai Co., Ltd.	500	28,267
Hisamitsu Pharmaceutical Co., Inc.	200	7,899
Kyowa Hakko Kirin Co., Ltd.	600	10,798
Mitsubishi Tanabe Pharma Corp.	500	5,569
Nippon Shinyaku Co., Ltd.	200	14,108
Security Description	Shares	Value
Ono Pharmaceutical Co., Ltd.	800	$14,346
Otsuka Holdings Co., Ltd.	900	29,371
Santen Pharmaceutical Co., Ltd.	800	13,254
Shionogi & Co., Ltd.	600	34,578
Sumitomo Dainippon Pharma Co., Ltd.	400	7,585
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,676
Takeda Pharmaceutical Co., Ltd.	2,900	102,902
		434,005
PROFESSIONAL SERVICES — 1.4%
Nihon M&A Center, Inc.	300	7,195
Persol Holdings Co., Ltd.	300	7,048
Recruit Holdings Co., Ltd.	2,500	83,395
		97,638
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.8%
Aeon Mall Co., Ltd.	200	3,011
Daito Trust Construction Co., Ltd.	200	25,497
Daiwa House Industry Co., Ltd.	1,300	37,900
Hulic Co., Ltd. (a)	800	6,430
Mitsubishi Estate Co., Ltd.	2,700	50,246
Mitsui Fudosan Co., Ltd.	1,900	46,071
Nomura Real Estate Holdings, Inc.	200	4,299
Sumitomo Realty & Development Co., Ltd.	700	25,001
Tokyu Fudosan Holdings Corp.	1,100	6,075
		204,530
ROAD & RAIL — 4.8%
Central Japan Railway Co.	300	60,089
East Japan Railway Co.	800	74,847
Hankyu Hanshin Holdings, Inc.	500	17,914
Keikyu Corp.	500	8,609
Keio Corp.	300	19,742
Keisei Electric Railway Co., Ltd.	300	10,929
Kintetsu Group Holdings Co., Ltd.	400	19,157
Kyushu Railway Co.	400	11,658
Nagoya Railroad Co., Ltd.	400	11,067
Nippon Express Co., Ltd.	200	10,637
Odakyu Electric Railway Co., Ltd.	800	19,580
Seibu Holdings, Inc.	500	8,335
Tobu Railway Co., Ltd.	500	14,572
Tokyu Corp.	1,300	23,058
West Japan Railway Co.	400	32,359
		342,553
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Advantest Corp.	400	11,008
Renesas Electronics Corp. (a) (b)	1,700	8,442
Rohm Co., Ltd.	200	13,440
SCREEN Holdings Co., Ltd.	100	4,172
SUMCO Corp. (a)	500	5,949
Tokyo Electron, Ltd.	300	42,101
		85,112

See accompanying notes to schedules of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 0.2%
Trend Micro, Inc.	300	$13,379
SPECIALTY RETAIL — 1.2%
Fast Retailing Co., Ltd.	100	60,451
Nitori Holdings Co., Ltd.	100	13,254
USS Co., Ltd.	500	9,853
Yamada Denki Co., Ltd.	1,400	6,198
		89,756
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Brother Industries, Ltd.	500	9,444
Canon, Inc. (a)	2,200	64,240
FUJIFILM Holdings Corp.	800	40,564
Konica Minolta, Inc.	1,100	10,710
NEC Corp.	100	3,935
Ricoh Co., Ltd.	1,500	14,981
Seiko Epson Corp.	600	9,495
		153,369
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Asics Corp. (a)	400	4,333
TOBACCO — 0.7%
Japan Tobacco, Inc. (a)	2,400	53,005
TRADING COMPANIES & DISTRIBUTORS — 3.9%
ITOCHU Corp.	3,200	61,199
Marubeni Corp.	3,600	23,824
Mitsubishi Corp.	2,900	76,443
Mitsui & Co., Ltd.	3,500	56,980
MonotaRO Co., Ltd.	200	4,875
Sojitz Corp.	2,400	7,707
Sumitomo Corp.	2,400	36,365
Toyota Tsusho Corp.	400	12,122
		279,515
WIRELESS TELECOMMUNICATION SERVICES — 4.9%
KDDI Corp.	3,600	91,671
Security Description	Shares	Value
NTT DOCOMO, Inc.	2,500	$58,300
Softbank Corp. (a)	3,300	42,866
SoftBank Group Corp.	3,400	162,994
		355,831
TOTAL COMMON STOCKS (Cost $8,124,700)		7,143,429
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	3,019	3,019
State Street Navigator Securities Lending Portfolio III (e) (f)	137,040	137,040
TOTAL SHORT-TERM INVESTMENTS (Cost $140,059)		140,059
TOTAL INVESTMENTS — 101.0% (Cost $8,264,759)		7,283,488
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(75,646)
NET ASSETS — 100.0%		$7,207,842
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,143,429	$—	$—	$7,143,429
Short-Term Investments	140,059	—	—	140,059
TOTAL INVESTMENTS	$7,283,488	$—	$—	$7,283,488
See accompanying notes to schedules of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,721	$3,721	$356,561	$357,263	$—	$—	3,019	$3,019	$213
State Street Navigator Securities Lending Government Money Market Portfolio	652,778	652,778	691,720	1,344,498	—	—	—	—	307
State Street Navigator Securities Lending Portfolio III	—	—	183,526	46,486	—	—	137,040	137,040	30
Total		$656,499	$1,231,807	$1,748,247	$—	$—		$140,059	$550
See accompanying notes to schedules of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 1.7%
BAE Systems PLC	11,858	$74,764
Rolls-Royce Holdings PLC	7,056	75,470
		150,234
AIRLINES — 0.5%
easyJet PLC	995	12,071
International Consolidated Airlines Group SA (a)	5,756	34,936
		47,007
AUTOMOBILES — 0.6%
Fiat Chrysler Automobiles NV	4,012	56,042
BANKS — 12.7%
Barclays PLC	64,450	122,874
HSBC Holdings PLC	75,500	631,208
Lloyds Banking Group PLC	265,016	190,870
Royal Bank of Scotland Group PLC	16,977	47,492
Standard Chartered PLC	12,388	112,602
		1,105,046
BEVERAGES — 4.9%
Coca-Cola European Partners PLC	798	45,087
Diageo PLC	8,918	384,082
		429,169
CAPITAL MARKETS — 3.0%
3i Group PLC	3,554	50,365
Hargreaves Lansdown PLC	990	24,179
Investec PLC	2,462	16,012
London Stock Exchange Group PLC	1,308	91,325
Schroders PLC	476	18,477
St James's Place PLC	1,950	27,250
Standard Life Aberdeen PLC	9,123	34,205
		261,813
CHEMICALS — 0.7%
Croda International PLC	475	30,952
Johnson Matthey PLC	717	30,378
		61,330
COMMERCIAL SERVICES & SUPPLIES — 0.6%
G4S PLC	5,865	15,526
Rentokil Initial PLC	6,838	34,593
		50,119
CONTAINERS & PACKAGING — 0.3%
DS Smith PLC	4,809	22,187
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
BT Group PLC	31,332	78,341
ELECTRIC UTILITIES — 0.6%
SSE PLC	3,732	53,292
ELECTRICAL EQUIPMENT — 0.5%
Melrose Industries PLC	17,758	40,873
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Halma PLC	1,399	$35,966
ENERGY EQUIPMENT & SERVICES — 0.6%
Subsea 7 SA	884	10,643
TechnipFMC PLC	1,578	40,933
		51,576
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.0%
British Land Co. PLC REIT	3,510	24,052
Land Securities Group PLC REIT	2,566	27,210
Segro PLC REIT	3,929	36,513
		87,775
FOOD & STAPLES RETAILING — 1.7%
J Sainsbury PLC	7,824	19,512
Tesco PLC	36,310	104,762
Wm Morrison Supermarkets PLC	8,512	21,818
		146,092
FOOD PRODUCTS — 0.5%
Associated British Foods PLC	1,333	41,785
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
ConvaTec Group PLC (b)	5,664	10,510
Smith & Nephew PLC	3,239	70,285
		80,795
HEALTH CARE PROVIDERS & SERVICES — 0.2%
NMC Health PLC (a)	446	13,640
HOTELS, RESTAURANTS & LEISURE — 3.1%
Carnival PLC	604	26,744
Compass Group PLC	5,925	142,294
InterContinental Hotels Group PLC	640	42,127
Merlin Entertainments PLC (b)	2,666	15,238
Whitbread PLC	657	38,706
		265,109
HOUSEHOLD DURABLES — 1.2%
Barratt Developments PLC	3,748	27,314
Berkeley Group Holdings PLC	445	21,131
Persimmon PLC	1,167	29,660
Taylor Wimpey PLC	12,127	24,347
		102,452
HOUSEHOLD PRODUCTS — 2.4%
Reckitt Benckiser Group PLC	2,634	208,311
INDUSTRIAL CONGLOMERATES — 0.7%
DCC PLC	351	31,360
Smiths Group PLC	1,466	29,199
		60,559
INSURANCE — 5.0%
Admiral Group PLC	826	23,212
Aviva PLC	14,503	76,877
Direct Line Insurance Group PLC	5,088	21,486

See accompanying notes to schedules of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Legal & General Group PLC	22,074	$75,712
Prudential PLC	9,679	211,385
RSA Insurance Group PLC	3,819	28,035
		436,707
INTERNET & CATALOG RETAIL — 0.4%
Ocado Group PLC (c)	2,123	31,532
INTERACTIVE MEDIA & SERVICES — 0.3%
Auto Trader Group PLC (b)	3,285	22,903
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Farfetch, Ltd. Class A (a) (c)	500	10,400
MACHINERY — 0.6%
CNH Industrial NV	3,606	37,032
Weir Group PLC	980	19,289
		56,321
MEDIA — 2.5%
Informa PLC	4,637	49,277
ITV PLC	13,686	18,811
Liberty Global PLC Class A (c)	618	16,680
Liberty Global PLC Class C (c)	1,783	47,303
Pearson PLC	2,893	30,170
WPP PLC	4,471	56,345
		218,586
METALS & MINING — 7.2%
Anglo American PLC	4,834	138,087
Antofagasta PLC	1,308	15,475
BHP Group PLC	7,654	196,286
Evraz PLC	1,696	14,358
Fresnillo PLC	697	7,719
Rio Tinto PLC	4,034	250,569
		622,494
MULTI-UTILITIES — 1.8%
Centrica PLC	21,364	23,867
National Grid PLC	12,742	135,540
		159,407
MULTILINE RETAIL — 0.6%
Marks & Spencer Group PLC	7,222	19,366
Next PLC	483	33,969
		53,335
OIL, GAS & CONSUMABLE FUELS — 14.7%
BP PLC	75,943	530,237
Royal Dutch Shell PLC Class A	8,885	290,897
Royal Dutch Shell PLC Class B	13,916	457,118
		1,278,252
PAPER & FOREST PRODUCTS — 0.4%
Mondi PLC	1,361	31,005
PERSONAL PRODUCTS — 3.0%
Unilever PLC	4,110	256,021
PHARMACEUTICALS — 9.1%
AstraZeneca PLC	4,893	400,915
Security Description	Shares	Value
GlaxoSmithKline PLC	18,597	$373,156
Hikma Pharmaceuticals PLC	521	11,418
		785,489
PROFESSIONAL SERVICES — 3.7%
Experian PLC	3,400	103,160
Intertek Group PLC	596	41,734
RELX PLC	7,298	177,358
		322,252
SOFTWARE — 0.8%
Micro Focus International PLC	1,255	32,967
Sage Group PLC	3,819	39,000
		71,967
SPECIALTY RETAIL — 0.4%
JD Sports Fashion PLC	1,532	11,433
Kingfisher PLC	7,817	21,380
		32,813
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Burberry Group PLC	1,523	36,092
TOBACCO — 4.4%
British American Tobacco PLC	8,552	299,205
Imperial Brands PLC	3,585	84,262
		383,467
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Ashtead Group PLC	1,737	49,828
Bunzl PLC	1,244	32,884
Ferguson PLC	859	61,222
		143,934
WATER UTILITIES — 0.6%
Severn Trent PLC	878	22,885
United Utilities Group PLC	2,525	25,156
		48,041
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
Vodafone Group PLC	101,345	166,799
TOTAL COMMON STOCKS (Cost $9,311,499)		8,617,330
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	4,965	4,965

See accompanying notes to schedules of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio III (f) (g)	12,812	$12,812
TOTAL SHORT-TERM INVESTMENTS (Cost $17,777)		17,777
TOTAL INVESTMENTS — 99.5% (Cost $9,329,276)		8,635,107
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		42,817
NET ASSETS — 100.0%		$8,677,924
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,617,330	$—	$—	$8,617,330
Short-Term Investments	17,777	—	—	17,777
TOTAL INVESTMENTS	$8,635,107	$—	$—	$8,635,107
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,148	$19,148	$473,310	$487,493	$—	$—	4,965	$4,965	$259
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	3,230,300	3,230,300	—	—	—	—	221
State Street Navigator Securities Lending Portfolio III	—	—	1,625,053	1,612,241	—	—	12,812	12,812	114
Total		$19,148	$5,328,663	$5,330,034	$—	$—		$17,777	$594
See accompanying notes to schedules of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 2.1%
AGL Energy, Ltd.	196,816	$2,763,693
APA Group	433,940	3,288,788
		6,052,481
CANADA — 22.0%
Bank of Montreal	32,479	2,458,636
Bank of Nova Scotia	47,114	2,536,062
BCE, Inc.	70,145	3,198,193
Canadian Imperial Bank of Commerce (a)	34,102	2,687,449
Canadian Utilities, Ltd. Class A (a)	104,545	2,956,941
Emera, Inc.	83,120	3,403,674
First Capital Realty, Inc.	157,464	2,634,141
Genworth MI Canada, Inc. (a)	80,216	2,543,831
Great-West Lifeco, Inc.	130,336	3,007,179
IGM Financial, Inc. (a)	154,297	4,414,896
Laurentian Bank of Canada (a)	109,057	3,753,881
National Bank of Canada	53,756	2,559,144
Pembina Pipeline Corp.	88,259	3,292,616
Power Corp. of Canada	168,292	3,633,072
Power Financial Corp. (a)	173,262	3,993,611
RioCan Real Estate Investment Trust	170,992	3,400,866
Shaw Communications, Inc. Class B	125,479	2,565,754
SmartCentres Real Estate Investment Trust	122,119	3,103,556
TC Energy Corp.	70,950	3,524,832
TELUS Corp.	72,723	2,694,104
		62,362,438
CHINA — 0.8%
Hengan International Group Co., Ltd. (a)	325,000	2,389,920
FINLAND — 1.0%
Fortum Oyj	133,188	2,947,795
FRANCE — 7.7%
Bouygues SA	84,223	3,123,893
CNP Assurances	104,865	2,383,629
Klepierre SA REIT (a)	119,442	4,009,887
Lagardere SCA (a)	118,895	3,100,607
Publicis Groupe SA	34,672	1,833,265
Sanofi	25,294	2,186,574
SCOR SE	46,461	2,040,202
TOTAL SA	54,379	3,051,444
		21,729,501
GERMANY — 3.7%
Axel Springer SE	36,688	2,588,290
Bayer AG	32,391	2,247,887
Deutsche EuroShop AG	104,706	2,897,513
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,721	$2,694,544
		10,428,234
HONG KONG — 3.4%
CK Infrastructure Holdings, Ltd.	265,380	2,163,803
Power Assets Holdings, Ltd.	389,695	2,803,310
Sun Hung Kai Properties, Ltd.	137,500	2,332,000
Wharf Real Estate Investment Co., Ltd.	335,542	2,364,363
		9,663,476
JAPAN — 6.4%
Canon, Inc. (a)	98,316	2,870,820
Japan Tobacco, Inc. (a)	118,406	2,615,065
LIXIL Group Corp.	198,000	3,131,539
Miraca Holdings, Inc.	112,900	2,567,338
MS&AD Insurance Group Holdings, Inc.	77,880	2,472,151
NTT DOCOMO, Inc.	97,659	2,277,411
Sumitomo Rubber Industries, Ltd. (a)	182,500	2,110,590
		18,044,914
MEXICO — 1.1%
Kimberly-Clark de Mexico SAB de CV Class A (b)	1,633,515	3,034,625
PORTUGAL — 1.3%
EDP - Energias de Portugal SA	944,653	3,595,227
SINGAPORE — 1.3%
Singapore Telecommunications, Ltd.	1,389,903	3,595,595
SOUTH AFRICA — 1.5%
AVI, Ltd.	283,646	1,837,702
Foschini Group, Ltd.	193,401	2,472,845
		4,310,547
SOUTH KOREA — 1.4%
Doosan Corp.	23,854	2,076,237
SK Innovation Co., Ltd.	14,306	1,969,994
		4,046,231
SPAIN — 1.9%
Enagas SA	116,630	3,117,245
Red Electrica Corp. SA	113,228	2,361,611
		5,478,856
SWEDEN — 3.6%
Hennes & Mauritz AB Class B (a)	269,181	4,797,457
Intrum AB (a)	90,156	2,316,526
Skanska AB Class B	173,449	3,135,026
		10,249,009
SWITZERLAND — 4.3%
ABB, Ltd.	112,399	2,258,355
Baloise Holding AG	13,835	2,451,988
Flughafen Zurich AG	11,831	2,230,295

See accompanying notes to schedules of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Swiss Prime Site AG	29,533	$2,582,244
Swisscom AG	4,984	2,505,291
		12,028,173
UNITED KINGDOM — 14.5%
Ashmore Group PLC	472,220	3,062,067
BAE Systems PLC	376,819	2,375,828
Close Brothers Group PLC	115,055	2,070,528
Daily Mail & General Trust PLC	152,165	1,512,488
Domino's Pizza Group PLC	581,433	2,057,172
G4S PLC	960,126	2,541,661
GlaxoSmithKline PLC	145,457	2,918,652
Greene King PLC	423,479	3,330,784
IG Group Holdings PLC	527,562	3,922,484
Kingfisher PLC	948,853	2,595,144
Next PLC	34,147	2,401,538
Pennon Group PLC	300,876	2,844,366
RPC Group PLC	2,825	28,497
Schroders PLC	72,343	2,808,164
Tate & Lyle PLC	255,585	2,401,890
WPP PLC	325,332	4,099,924
		40,971,187
UNITED STATES — 21.3%
AT&T, Inc.	122,328	4,099,211
Compass Minerals International, Inc.	75,510	4,149,274
Dominion Energy, Inc.	35,676	2,758,468
Exxon Mobil Corp.	35,020	2,683,583
General Mills, Inc.	60,982	3,202,775
Helmerich & Payne, Inc.	59,674	3,020,698
International Business Machines Corp.	23,569	3,250,165
LTC Properties, Inc. REIT	65,124	2,973,562
Mercury General Corp.	47,238	2,952,375
National Health Investors, Inc. REIT	35,124	2,740,726
Occidental Petroleum Corp.	40,109	2,016,681
People's United Financial, Inc.	155,776	2,613,921
Philip Morris International, Inc.	49,056	3,852,368
PPL Corp.	101,440	3,145,654
Principal Financial Group, Inc.	51,712	2,995,159
Security Description	Shares	Value
Prudential Financial, Inc.	25,025	$2,527,525
Ryder System, Inc.	42,673	2,487,836
Southern Co.	60,725	3,356,878
United Bankshares, Inc.	65,841	2,442,043
Universal Corp.	52,147	3,168,973
		60,437,875
TOTAL COMMON STOCKS (Cost $278,747,318)		281,366,084

SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	273,970	273,970
State Street Navigator Securities Lending Portfolio III (e) (f)	24,662,573	24,662,573
TOTAL SHORT-TERM INVESTMENTS (Cost $24,936,543)		24,936,543
TOTAL INVESTMENTS — 108.1% (Cost $303,683,861)		306,302,627
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(22,971,957)
NET ASSETS — 100.0%		$283,330,670
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$281,366,084	$—	$—	$281,366,084
Short-Term Investments	24,936,543	—	—	24,936,543
TOTAL INVESTMENTS	$306,302,627	$—	$—	$306,302,627
See accompanying notes to schedules of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	68,507	$68,507	$26,417,880	$26,212,417	$—	$—	273,970	$273,970	$8,266
State Street Navigator Securities Lending Government Money Market Portfolio	19,113,339	19,113,339	54,652,251	73,765,590	—	—	—	—	206,592
State Street Navigator Securities Lending Portfolio III	—	—	48,048,710	23,386,137	—	—	24,662,573	24,662,573	58,283
Total		$19,181,846	$129,118,841	$123,364,144	$—	$—		$24,936,543	$273,141
See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 15.5%
AusNet Services	3,152,291	$4,147,725
Charter Hall Group REIT	445,414	3,385,125
Commonwealth Bank of Australia	267,458	15,536,866
DuluxGroup, Ltd.	1,036,572	6,779,502
Goodman Group REIT	335,813	3,541,921
GPT Group REIT	1,306,967	5,640,559
Mirvac Group REIT	3,435,525	7,546,053
National Australia Bank, Ltd.	1,056,662	19,813,214
Perpetual, Ltd.	139,057	4,121,916
Sonic Healthcare, Ltd.	564,812	10,741,269
Stockland REIT	3,046,124	8,913,865
Transurban Group Stapled Security	1,433,816	14,831,098
Vicinity Centres REIT	3,653,436	6,281,306
Westpac Banking Corp.	906,869	18,048,170
		129,328,589
CANADA — 18.1%
BCE, Inc.	332,038	15,138,951
Canadian Imperial Bank of Commerce (a)	140,571	11,077,866
Fortis, Inc.	277,264	10,971,740
Great-West Lifeco, Inc.	565,982	13,058,624
H&R Real Estate Investment Trust	217,916	3,808,840
IGM Financial, Inc.	172,211	4,927,468
Intact Financial Corp.	83,255	7,710,366
Power Corp. of Canada	640,270	13,822,090
Power Financial Corp. (a)	468,172	10,791,154
RioCan Real Estate Investment Trust	348,235	6,926,059
Royal Bank of Canada	119,346	9,504,755
Shaw Communications, Inc. Class B	567,264	11,599,230
Sun Life Financial, Inc.	254,986	10,581,895
TELUS Corp.	339,320	12,570,485
Toronto-Dominion Bank	154,643	9,055,506
		151,545,029
CHINA — 0.8%
China Telecom Corp., Ltd. Class H	14,034,000	7,059,663
FINLAND — 2.7%
Elisa Oyj	237,392	11,600,380
Kone Oyj Class B	190,293	11,247,028
		22,847,408
FRANCE — 10.5%
Air Liquide SA	54,076	7,577,637
Bureau Veritas SA	347,060	8,584,441
Cie Generale des Etablissements Michelin SCA	92,208	11,713,476
Covivio REIT (a)	45,653	4,785,648
Danone SA	108,212	9,180,774
Gecina SA REIT	35,863	5,374,649
ICADE REIT	27,083	2,485,876
Security Description	Shares	Value
Orange SA	873,025	$13,784,600
TOTAL SA	253,217	14,209,117
Vinci SA	101,377	10,397,262
		88,093,480
GERMANY — 2.3%
Bayerische Motoren Werke AG Preference Shares	64,518	4,011,633
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	46,911	11,790,294
Talanx AG (b)	81,613	3,541,049
		19,342,976
HONG KONG — 3.6%
CK Infrastructure Holdings, Ltd.	1,279,500	10,432,531
CLP Holdings, Ltd.	734,500	8,104,179
Hongkong Land Holdings, Ltd.	1,011,300	6,512,772
Sino Land Co., Ltd.	2,984,850	5,004,997
		30,054,479
ITALY — 2.4%
A2A SpA	5,237,056	9,101,005
Terna Rete Elettrica Nazionale SpA	1,782,434	11,367,085
		20,468,090
JAPAN — 4.3%
Advance Residence Investment Corp. REIT	1,279	3,804,710
Canon Marketing Japan, Inc. (a)	100,400	2,188,970
Daiwa House REIT Investment Corp.	1,994	4,813,806
GLP J-REIT	3,417	3,894,632
Kenedix Office Investment Corp. REIT	501	3,585,214
Nippon Prologis REIT, Inc.	1,770	4,089,039
United Urban Investment Corp. REIT	3,025	5,070,679
Yahoo! Japan Corp.	2,920,900	8,566,961
		36,014,011
MALAYSIA — 1.2%
Gamuda Bhd	4,173,900	3,797,668
Public Bank Bhd	1,045,700	5,819,988
		9,617,656
NEW ZEALAND — 0.7%
Spark New Zealand, Ltd.	2,142,109	5,754,989
PORTUGAL — 1.6%
EDP - Energias de Portugal SA	3,543,246	13,485,137
SINGAPORE — 5.0%
CapitaLand, Ltd.	3,889,100	10,147,103
Mapletree Commercial Trust REIT	1,593,400	2,461,441
SATS, Ltd.	1,243,900	4,799,259
Singapore Exchange, Ltd.	1,245,800	7,292,757

See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Singapore Telecommunications, Ltd.	6,602,600	$17,080,528
		41,781,088
SOUTH AFRICA — 3.4%
AVI, Ltd.	736,034	4,768,660
Sanlam, Ltd.	1,373,083	7,610,685
Shoprite Holdings, Ltd.	496,094	5,546,613
Vodacom Group, Ltd.	1,187,247	10,075,550
		28,001,508
SOUTH KOREA — 0.9%
Hyundai Motor Co. Preference Shares	52,496	3,923,617
KCC Corp.	14,366	3,427,734
		7,351,351
SPAIN — 1.8%
Iberdrola SA	1,496,770	14,941,842
SWEDEN — 2.2%
ICA Gruppen AB	250,847	10,792,839
Securitas AB Class B (a)	438,293	7,695,235
		18,488,074
SWITZERLAND — 7.6%
Givaudan SA	2,472	6,987,520
Helvetia Holding AG	74,882	9,408,251
Nestle SA	84,789	8,788,489
PSP Swiss Property AG	78,824	9,224,429
Roche Holding AG Bearer Shares	21,016	5,897,413
Swiss Prime Site AG	130,908	11,446,058
Swisscom AG	23,796	11,961,456
		63,713,616
TAIWAN — 2.8%
Pou Chen Corp.	2,607,000	3,231,524
Taiwan Mobile Co., Ltd.	2,588,000	10,207,183
Taiwan Semiconductor Manufacturing Co., Ltd.	1,295,000	9,964,906
		23,403,613
UNITED KINGDOM — 11.7%
Carnival PLC	171,471	7,592,263
Close Brothers Group PLC	330,484	5,947,384
DS Smith PLC	2,511,670	11,587,685
Security Description	Shares	Value
Experian PLC	174,047	$5,280,790
Kingfisher PLC	4,540,653	12,418,834
Prudential PLC	391,889	8,558,674
RELX PLC	285,115	6,928,925
Sage Group PLC	799,315	8,162,722
SSE PLC	1,485,529	21,212,903
Unilever PLC	161,201	10,041,583
		97,731,763
TOTAL COMMON STOCKS (Cost $812,981,536)		829,024,362

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	872,478	872,478
State Street Navigator Securities Lending Portfolio III (e) (f)	20,561,740	20,561,740
TOTAL SHORT-TERM INVESTMENTS (Cost $21,434,218)		21,434,218
TOTAL INVESTMENTS — 101.7% (Cost $834,415,754)		850,458,580
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(14,229,897)
NET ASSETS — 100.0%		$836,228,683
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$829,024,362	$—	$—	$829,024,362
Short-Term Investments	21,434,218	—	—	21,434,218
TOTAL INVESTMENTS	$850,458,580	$—	$—	$850,458,580
See accompanying notes to schedules of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	269,768	$269,768	$53,775,266	$53,172,556	$—	$—	872,478	$872,478	$24,813
State Street Navigator Securities Lending Government Money Market Portfolio	20,719,247	20,719,247	231,340,429	252,059,676	—	—	—	—	177,421
State Street Navigator Securities Lending Portfolio III	—	—	147,652,973	127,091,233	—	—	20,561,740	20,561,740	125,427
Total		$20,989,015	$432,768,668	$432,323,465	$—	$—		$21,434,218	$327,661
See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BRAZIL — 8.9%
AES Tiete Energia SA	47,481	$145,813
Aliansce Shopping Centers SA	95,534	612,939
Alliar Medicos A Frente SA	20,400	76,753
Alpargatas SA	137,367	731,520
Alupar Investimento SA	63,999	431,653
Anima Holding SA	81,190	404,822
Arezzo Industria e Comercio SA	46,383	607,524
Banco ABC Brasil SA Preference Shares	90,687	454,778
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	127,032	787,186
Banco Inter SA Preference Shares (a)	27,046	429,826
BK Brasil Operacao e Assessoria a Restaurantes SA	83,446	484,218
BR Malls Participacoes SA	636,746	2,380,747
BR Properties SA	96,850	248,907
BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,200	52,841
Camil Alimentos SA	43,800	82,054
Cia de Locacao das Americas	45,988	586,512
Cia de Saneamento de Minas Gerais-COPASA	52,153	912,251
Cia de Saneamento do Parana Preference Shares	171,934	659,447
Cia de Saneamento do Parana	21,600	454,132
Cia Energetica de Sao Paulo Class B, Preference Shares	121,041	858,386
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	52,713	303,956
Cia Hering	121,051	939,313
Cia Paranaense de Energia	72,241	883,445
Construtora Tenda SA	52,016	324,366
Cosan Logistica SA (b)	82,223	381,654
Cosan, Ltd. Class A	100,892	1,347,917
CVC Brasil Operadora e Agencia de Viagens SA	105,314	1,368,410
Cyrela Brazil Realty SA Empreendimentos e Participacoes	165,656	899,024
Direcional Engenharia SA	177,058	517,410
Dommo Energia SA (b)	90,927	83,509
Duratex SA	178,742	551,245
EcoRodovias Infraestrutura e Logistica SA	140,255	393,760
EDP - Energias do Brasil SA	195,320	963,184
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (b)	5,600	67,139
Enauta Participacoes SA	104,306	347,809
Eneva SA (b)	139,622	878,683
Estacio Participacoes SA	221,018	1,672,347
Even Construtora e Incorporadora SA (b)	74,258	160,813
Security Description	Shares	Value
Ez Tec Empreendimentos e Participacoes SA	97,617	$654,579
Fleury SA	106,530	593,432
Gafisa SA (b)	89,915	146,392
Grendene SA	146,026	297,184
Guararapes Confeccoes SA	63,984	270,116
Iguatemi Empresa de Shopping Centers SA	43,874	526,010
Instituto Hermes Pardini SA	53,590	269,862
International Meal Co. Alimentacao SA Class A	30,200	62,249
Iochpe Maxion SA	106,816	621,780
Light SA	74,438	376,400
Linx SA	94,163	875,872
LOG Commercial Properties e Participacoes SA	18,691	97,194
Mahle-Metal Leve SA	37,945	244,739
Marcopolo SA Preference Shares	494,394	496,632
Marfrig Global Foods SA (b)	210,412	345,320
Metalurgica Gerdau SA Preference Shares	482,353	911,180
Minerva SA (b)	42,186	87,506
Movida Participacoes SA	124,056	482,286
MRV Engenharia e Participacoes SA	251,858	1,286,019
Nexa Resources SA	24,689	236,768
Odontoprev SA	153,156	729,685
Oi SA Preference Shares (b)	671,025	288,884
Oi SA (b)	3,160,372	1,319,347
Omega Geracao SA (b)	52,242	325,776
Paranapanema SA (b)	11,476	65,515
Qualicorp Consultoria e Corretora de Seguros SA	152,304	912,795
Randon SA Implementos e Participacoes Preference Shares	212,801	501,930
Santos Brasil Participacoes SA	166,028	188,873
Sao Martinho SA	102,391	538,049
Ser Educacional SA (a)	57,768	374,554
SLC Agricola SA	79,906	368,398
Smiles Fidelidade SA	40,722	446,251
Sonae Sierra Brasil SA	4,700	36,544
Tegma Gestao Logistica SA	48,316	362,435
TOTVS SA	100,837	1,156,850
Transmissora Alianca de Energia Eletrica SA	220,188	1,560,358
Tupy SA	36,248	197,571
Unipar Carbocloro SA Preference Shares	30,930	287,700
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	77,344	312,391
Via Varejo SA (b)	285,008	377,021
Vulcabras Azaleia SA (b)	143,532	250,539
Wiz Solucoes e Corretagem de Seguros SA	94,926	270,711
		43,239,990

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
CHILE — 1.4%
Besalco SA	128,680	$121,118
CAP SA	61,532	703,818
Engie Energia Chile SA	159,755	293,886
Inversiones Aguas Metropolitanas SA	515,833	797,739
Inversiones La Construccion SA	46,535	775,937
Ripley Corp. SA	994,089	790,659
Salfacorp SA	442,319	557,011
SMU SA	2,118,514	562,587
Sociedad Matriz SAAM SA	6,184,513	588,255
SONDA SA	224,372	312,138
Vina Concha y Toro SA	604,291	1,277,204
		6,780,352
CHINA — 12.5%
21Vianet Group, Inc. ADR (b)	64,698	503,997
361 Degrees International, Ltd. (c)	974,000	193,242
500.com, Ltd. Class A, ADR (b)(c)	19,299	205,148
51 Credit Card, Inc. (b)	397,500	218,275
7Road Holdings, Ltd.	356,000	62,428
AK Medical Holdings, Ltd. (a)(c)	230,000	117,760
Anhui Expressway Co., Ltd. Class H	280,000	172,390
Anton Oilfield Services Group (c)	1,428,000	188,268
Ascletis Pharma, Inc. (a)(b)	221,000	170,860
Asia Cement China Holdings Corp.	184,500	296,145
Ausnutria Dairy Corp., Ltd.	383,000	762,813
Beijing Capital Land, Ltd. Class H (c)	1,192,400	425,830
Beijing Enterprises Clean Energy Group, Ltd. (b)	13,203,885	184,221
Beijing Jingneng Clean Energy Co., Ltd. Class H	580,000	100,224
BEST, Inc. ADR (b)(c)	110,952	611,346
Bestway Global Holding, Inc. (a)	50,000	23,424
Bitauto Holdings, Ltd. ADR (b)(c)	23,687	248,003
Boshiwa International Holding, Ltd. (b)(c)(d)	1,843,000	—
Boyaa Interactive International, Ltd.	350,000	64,960
Bright Scholar Education Holdings, Ltd. ADR (b)	19,014	172,267
C&D International Investment Group, Ltd.	31,000	38,807
CAR, Inc. (b)	221,000	174,820
Central China Real Estate, Ltd.	420,000	185,472
CGN Meiya Power Holdings Co., Ltd. (a)(b)	1,846,000	243,377
Changyou.com, Ltd. ADR	16,320	156,835
Chaowei Power Holdings, Ltd.	755,000	282,189
Cheetah Mobile, Inc. ADR (b)(c)	39,374	139,778
China Aerospace International Holdings, Ltd. (c)	2,332,000	143,278
China Aircraft Leasing Group Holdings, Ltd.	524,500	553,872
Security Description	Shares	Value
China Animal Healthcare, Ltd. (b)(d)	1,059,700	$—
China BlueChemical, Ltd. Class H	1,910,000	520,742
China Customer Relations Centers, Inc. (b)(c)	15,892	171,316
China Datang Corp. Renewable Power Co., Ltd. Class H	1,379,000	146,505
China Dili Group (b)	1,013,600	308,783
China Distance Education Holdings, Ltd. ADR (b)	38,359	199,467
China Dongxiang Group Co., Ltd.	4,333,000	532,439
China Electronics Huada Technology Co., Ltd.	1,178,000	105,549
China Electronics Optics Valley Union Holding Co., Ltd.	1,488,000	112,374
China Everbright Greentech, Ltd. (a)	282,000	183,368
China Fangda Group Co., Ltd. Class B	458,050	199,930
China Foods, Ltd.	750,000	311,040
China Fordoo Holdings, Ltd. (b)	15,000	16,070
China Forestry Holdings Co., Ltd. (b)(c)(d)	1,642,000	—
China Harmony New Energy Auto Holding, Ltd. (c)	719,500	243,133
China Hongxing Sports, Ltd. (c)(d)	4,053,000	—
China Huiyuan Juice Group, Ltd. (b)(d)	1,494,400	289,794
China Index Holdings, Ltd. ADR (b)(c)	35,692	126,707
China Lesso Group Holdings, Ltd.	393,000	315,909
China Lilang, Ltd.	614,000	564,291
China Logistics Property Holdings Co., Ltd. (a)(b)	1,235,000	452,109
China Maple Leaf Educational Systems, Ltd. (c)	1,342,000	530,788
China Meidong Auto Holdings, Ltd.	356,000	247,890
China Metal Resources Utilization, Ltd. (a)(b)(c)	348,000	173,722
China Modern Dairy Holdings, Ltd. (b)	2,438,000	361,994
China New Higher Education Group, Ltd. (a)(c)	326,000	126,853
China Nuclear Energy Technology Corp., Ltd. (b)	1,216,000	67,707
China Overseas Grand Oceans Group, Ltd.	1,128,000	496,681
China Overseas Property Holdings, Ltd.	1,706,232	888,879
China Pioneer Pharma Holdings, Ltd. (b)	483,000	43,895
China Power Clean Energy Development Co., Ltd.	515,000	354,650
China Rare Earth Holdings, Ltd. (b)(c)	1,820,400	130,486

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
China Resources Medical Holdings Co., Ltd. (b)	621,500	$453,446
China SCE Property Holdings, Ltd.	2,325,800	1,119,361
China Shengmu Organic Milk, Ltd. (a)(b)(c)	1,491,000	56,300
China Shineway Pharmaceutical Group, Ltd.	353,000	319,903
China Silver Group, Ltd. (b)	1,006,000	68,247
China South City Holdings, Ltd.	994,000	146,317
China Suntien Green Energy Corp., Ltd. Class H	1,603,000	422,679
China Tian Lun Gas Holdings, Ltd.	189,500	217,576
China Travel International Investment Hong Kong, Ltd.	3,442,000	713,733
China Unienergy Group, Ltd. (b)(c)	102,000	145,705
China Xinhua Education Group, Ltd. (a)	521,000	184,059
China Yongda Automobiles Services Holdings, Ltd.	805,500	737,194
China Yuhua Education Corp., Ltd. (a)	606,000	263,731
China ZhengTong Auto Services Holdings, Ltd. (c)	594,500	246,551
Chinasoft International, Ltd. (c)	1,862,000	915,210
Chlitina Holding, Ltd.	66,678	574,264
Chong Sing Holdings FinTech Group (b)(c)	9,212,000	12,971
CIMC Enric Holdings, Ltd.	316,000	254,822
CITIC Resources Holdings, Ltd.	3,341,000	265,142
CITIC Telecom International Holdings, Ltd.	1,889,000	749,555
COFCO Meat Holdings, Ltd. (b)	273,000	90,854
Colour Life Services Group Co., Ltd.	518,000	345,444
Consun Pharmaceutical Group, Ltd.	510,600	349,659
Coolpad Group, Ltd. (b)(d)	2,353,600	—
Cosmo Lady China Holdings Co., Ltd. (a)(c)	354,000	80,655
CPMC Holdings, Ltd. (c)	529,000	205,844
Crystal International Group, Ltd. (a)	365,500	162,340
CSG Holding Co., Ltd. Class B	100,320	30,433
CSSC Offshore and Marine Engineering Group Co., Ltd. Class H (b)(c)	204,000	177,823
CT Environmental Group, Ltd. (c)(d)	3,217,900	70,022
CWT International, Ltd. (b)(e)	3,934,000	66,469
Dah Chong Hong Holdings, Ltd.	1,214,000	405,573
Daqo New Energy Corp. ADR (b)	8,223	348,409
Dazhong Transportation Group Co., Ltd. Class B	116,600	59,466
Dongjiang Environmental Co., Ltd. Class H (b)	150,800	153,454
Security Description	Shares	Value
Dongyue Group, Ltd.	529,000	$325,018
Eastern Communications Co., Ltd. Class B	246,074	129,681
E-House China Enterprise Holdings, Ltd. (b)	104,700	147,418
Fang Holdings, Ltd. ADR (b)(c)	178,464	110,898
Fanhua, Inc. ADR (c)	38,105	1,275,374
FIH Mobile, Ltd. (b)(c)	1,871,000	208,355
FingerTango, Inc. (b)	438,000	71,201
First Tractor Co., Ltd. Class H (b)	124,500	31,235
Foshan Electrical and Lighting Co., Ltd. Class B	173,580	74,209
Foxsemicon Integrated Technology, Inc.	84,050	327,438
Fu Shou Yuan International Group, Ltd.	1,394,000	1,222,259
Fufeng Group, Ltd. (c)	1,136,600	621,220
Genertec Universal Medical Group Co., Ltd. (a)(c)	914,900	731,920
Golden Eagle Retail Group, Ltd.	166,000	193,357
Goodbaby International Holdings, Ltd. (b)(c)	909,000	205,943
Grand Baoxin Auto Group, Ltd. (b)(c)	888,101	366,040
Greatview Aseptic Packaging Co., Ltd.	982,048	560,632
Green Seal Holding, Ltd.	25,000	25,596
GreenTree Hospitality Group, Ltd. ADR (c)	14,858	193,154
Guorui Properties, Ltd.	1,105,000	213,574
Guotai Junan International Holdings, Ltd. (c)	1,590,000	274,752
Haichang Ocean Park Holdings, Ltd. (a)(b)	770,000	127,142
Hailiang Education Group, Inc. ADR (b)(c)	2,491	142,809
Harbin Electric Co., Ltd. Class H (b)(c)	710,000	359,885
Hengxing Gold Holding Co., Ltd. (c)	208,000	157,880
Hisense Home Appliances Group Co., Ltd. Class H (b)	196,000	237,834
Hollysys Automation Technologies, Ltd.	47,495	902,405
Honghua Group, Ltd. (b)(c)	2,569,000	226,894
Hope Education Group Co., Ltd. (a)	1,096,000	155,720
Huadian Energy Co., Ltd. Class B (b)	345,900	57,765
Huadian Fuxin Energy Corp., Ltd. Class H	956,000	174,986
Huami Corp. ADR (b)(c)	4,000	40,000
Huangshan Tourism Development Co., Ltd. Class B	424,161	448,762
Huifu Payment, Ltd. (a)(b)(c)	120,000	65,741
Inke, Ltd. (b)	524,000	106,644
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	136,900	116,228

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Jiangnan Group, Ltd. (b)	504,000	$21,612
Jiangxi Bank Co., Ltd. Class H	194,000	123,912
Jianpu Technology, Inc. ADR (b)(c)	3,700	13,838
Jinchuan Group International Resources Co., Ltd. (c)	2,269,000	194,589
Jingrui Holdings, Ltd.	464,000	138,977
JinkoSolar Holding Co., Ltd. ADR (b)	23,932	519,085
JNBY Design, Ltd.	112,000	205,292
Joy City Property, Ltd.	1,582,000	198,446
Jumei International Holding, Ltd. ADR (b)(c)	48,046	118,193
Jupai Holdings, Ltd. ADR (b)(c)	15,103	33,982
Kama Co., Ltd. Class B (b)	270,800	136,483
Kandi Technologies Group, Inc. (b)(c)	36,470	179,797
Kangda International Environmental Co., Ltd. (a)(b)	793,200	93,407
Kasen International Holdings, Ltd. (c)	364,000	266,040
Konka Group Co., Ltd. Class B	374,000	122,552
Landsea Green Group Co., Ltd.	200,000	23,808
Launch Tech Co., Ltd. Class H	202,200	150,113
LexinFintech Holdings, Ltd. ADR (b)	35,218	393,033
Leyou Technologies Holdings, Ltd. (b)(c)	1,399,200	419,088
Lifetech Scientific Corp. (b)(c)	2,386,000	433,679
LongiTech Smart Energy Holding, Ltd. (b)	575,000	49,312
Lonking Holdings, Ltd.	1,886,000	502,129
Luoyang Glass Co., Ltd. Class H (b)	440,000	108,698
Luthai Textile Co., Ltd. Class B	40,500	41,213
LVGEM China Real Estate Investment Co., Ltd.	374,000	131,648
Maoye International Holdings, Ltd.	1,543,000	106,652
Microport Scientific Corp. (c)	236,000	175,206
Nanfang Communication Holdings, Ltd. (c)	64,000	40,550
Nanjing Sample Technology Co., Ltd. Class H	93,000	76,424
National Agricultural Holdings, Ltd. (b)(c)(d)	396,000	15,080
On-Bright Electronics, Inc.	34,000	177,884
Ozner Water International Holding, Ltd. (a)(c)	1,261,000	206,602
Parkson Retail Group, Ltd.	2,714,500	236,270
Poly Culture Group Corp., Ltd. Class H	160,300	162,095
Poly Property Group Co., Ltd.	2,019,000	739,116
Powerlong Real Estate Holdings, Ltd.	1,292,000	644,966
PPDAI Group, Inc. ADR (c)	39,375	171,281
PW Medtech Group, Ltd. (b)	2,385,000	302,227
Security Description	Shares	Value
Q Technology Group Co., Ltd. (b)(c)	265,000	$201,824
Qeeka Home Cayman, Inc. (a)(b)	142,000	53,074
Qudian, Inc. ADR (b)	38,333	287,498
Real Gold Mining, Ltd. (b)(c)(d)	251,500	—
Redsun Properties Group, Ltd.	358,000	122,350
Risecomm Group Holdings, Ltd. (b)	237,500	18,240
Ronshine China Holdings, Ltd. (b)	293,000	361,164
Sany Heavy Equipment International Holdings Co., Ltd.	167,000	60,280
Shandong Airlines Co., Ltd. Class B	225,100	249,519
Shang Gong Group Co., Ltd. Class B (b)	257,000	156,513
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	438,000	289,956
Shanghai Diesel Engine Co., Ltd. Class B	387,760	212,880
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (b)	150,000	172,992
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	470,000	350,131
Shanghai Haixin Group Co. Class B	645,708	282,174
Shanghai Haohai Biological Technology Co., Ltd. Class H (a)	7,800	42,532
Shanghai Highly Group Co., Ltd. Class B	269,900	226,176
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (b)	1,032,000	210,033
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	115,600	120,108
Shanghai Jinjiang International Travel Co., Ltd. Class B	99,400	166,296
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	93,939	114,606
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (b)	49,200	26,027
Shanghai Shibei Hi-Tech Co., Ltd. Class B	463,400	217,335
Sheng Ye Capital, Ltd. (c)	182,000	172,623
Shenzhen SEG Co., Ltd. Class B	150,300	52,136
Shougang Concord International Enterprises Co., Ltd. (c)	11,696,000	396,728
Shougang Fushan Resources Group, Ltd.	3,002,000	653,235
Shui On Land, Ltd.	1,032,000	239,094
Sichuan Expressway Co., Ltd. Class H	1,582,000	485,990
Silergy Corp.	63,000	1,233,246
Silver Grant International Industries, Ltd. (b)	710,000	139,046

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Sinofert Holdings, Ltd. (c)	1,508,000	$164,070
Sinopec Kantons Holdings, Ltd.	1,056,000	441,999
Sinosoft Technology Group, Ltd.	700,200	202,554
Sinovac Biotech, Ltd. (b)(c)(e)	67,578	437,230
Skyfame Realty Holdings, Ltd.	1,592,000	250,645
Sohu.com, Ltd. ADR (b)	31,246	437,444
Springland International Holdings, Ltd.	1,307,000	255,963
Sun King Power Electronics Group (c)	1,039,000	150,281
Suncity Group Holdings, Ltd. (b)	760,000	185,805
Sunshine 100 China Holdings, Ltd. (a)(b)	447,000	86,396
Tarena International, Inc. ADR (b)(c)	40,354	100,885
Tian Ge Interactive Holdings, Ltd. (a)(b)(c)	713,000	170,664
Tiangong International Co., Ltd. (c)	1,648,000	521,032
Tianjin Development Holdings, Ltd.	788,000	253,169
Tianjin Port Development Holdings, Ltd.	3,922,000	411,653
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	365,000	335,800
Tianli Education International Holdings, Ltd. (c)	679,000	298,977
Tianneng Power International, Ltd.	722,000	581,297
Tong Ren Tang Technologies Co., Ltd. Class H	726,000	865,160
Tongfang Kontafarma Holdings, Ltd. (b)	1,959,553	59,194
Tsaker Chemical Group, Ltd. (a)	57,000	24,588
Tuniu Corp. ADR (b)(c)	91,832	296,617
Uxin, Ltd. ADR (b)(c)	24,636	54,199
Virscend Education Co., Ltd. (a)	1,000,000	417,280
West China Cement, Ltd.	2,520,000	387,072
Wisdom Education International Holdings Co., Ltd. (c)	332,000	176,358
Wise Talent Information Technology Co., Ltd. (b)	67,600	179,113
Xiabuxiabu Catering Management China Holdings Co., Ltd. (a)(c)	146,500	213,023
Xiamen International Port Co., Ltd. Class H	1,982,000	266,381
Xi'an Haitiantian Holdings Co., Ltd. (b)	226,000	112,530
Xingda International Holdings, Ltd.	590,000	166,144
Xinhua Winshare Publishing and Media Co., Ltd. Class H	129,000	91,311
Xtep International Holdings, Ltd.	462,500	278,832
Xunlei, Ltd. ADR (b)(c)	20,406	53,464
Yadea Group Holdings, Ltd. (a)	584,000	186,132
Yintech Investment Holdings, Ltd. ADR (b)	4,500	21,150
Yirendai, Ltd. ADR (b)(c)	9,557	131,504
Zai Lab, Ltd. ADR (b)	14,562	507,777
Security Description	Shares	Value
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	220,600	$102,217
Zhou Hei Ya International Holdings Co., Ltd. (a)(c)	306,000	164,897
		60,934,172
COLOMBIA — 0.1%
Avianca Holdings SA Preference Shares	184,332	88,229
Celsia SA ESP	241,327	326,962
Cemex Latam Holdings SA (b)	139,010	197,223
		612,414
CZECH REPUBLIC — 0.3%
Moneta Money Bank A/S (a)	381,197	1,306,892
Philip Morris CR A/S	607	369,478
		1,676,370
EGYPT — 0.8%
Alexandria Mineral Oils Co.	62,994	16,979
Egypt Kuwait Holding Co. SAE	586,393	785,767
Egyptian Financial Group-Hermes Holding Co.	501,438	513,602
Emaar Misr for Development SAE (b)	203,020	38,549
Ezz Steel Co SAE (b)	383,788	261,606
Ghabbour Auto (b)	73,774	18,736
Global Telecom Holding SAE (b)	1,518,060	436,459
Heliopolis Housing	94,680	131,798
Ibnsina Pharma SAE (b)	169,516	122,251
Juhayna Food Industries	485,672	300,218
Medinet Nasr Housing (b)	617,828	190,955
Orascom Investment Holding (b)	2,912,994	109,924
Palm Hills Developments SAE (b)	858,094	123,356
Pioneers Holding for Financial Investments SAE (b)	155,371	58,910
Qalaa Holdings SAE (b)	467,352	107,495
Sidi Kerir Petrochemicals Co.	126,671	84,978
Six of October Development & Investment	427,798	357,203
Talaat Moustafa Group	406,899	263,954
Telecom Egypt Co.	150,000	124,798
		4,047,538
GREECE — 1.8%
Aegean Airlines SA	43,247	401,385
Diana Shipping, Inc. (b)	55,266	182,930
DryShips, Inc. (c)	15,874	60,639
Ellaktor SA (b)	91,341	197,844
Eurobank Ergasias SA (b)	1,855,566	1,827,848
FF Group (b)(d)	24,815	13,565
Fourlis Holdings SA	30,621	179,935
GEK Terna Holding Real Estate Construction SA (b)	42,415	270,975
Hellenic Exchanges - Athens Stock Exchange SA	75,709	422,466
Holding Co. ADMIE IPTO SA	130,245	307,029

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Mytilineos Holdings SA	91,694	$1,059,875
National Bank of Greece SA (b)	383,284	1,051,926
Piraeus Bank SA (b)	227,520	793,882
Public Power Corp. SA (b)	121,639	261,808
Star Bulk Carriers Corp. (b)	68,646	662,434
StealthGas, Inc. (b)	68,593	235,960
Titan Cement Co. SA	19,686	384,700
Tsakos Energy Navigation, Ltd.	103,800	341,502
		8,656,703
HONG KONG — 2.5%
Agritrade Resources, Ltd. (c)	1,535,000	222,022
AGTech Holdings, Ltd. (b)	2,176,000	133,693
Ajisen China Holdings, Ltd.	639,000	260,099
Anxin-China Holdings, Ltd. (b)(d)	2,248,000	—
Asia Television Holdings, Ltd. (b)(c)	1,656,000	30,311
Beijing Enterprises Medical & Health Group, Ltd. (b)	2,231,600	68,840
Bosideng International Holdings, Ltd. (c)	2,078,000	577,185
Camsing International Holding, Ltd. (c)	276,000	253,655
Carnival Group International Holdings, Ltd. (b)	4,040,000	12,411
China Animation Characters Co., Ltd. (c)	1,022,000	255,091
China Beidahuang Industry Group Holdings, Ltd. Class A (b)	2,098,400	71,178
China High Precision Automation Group, Ltd. (b)(d)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (c)	513,000	334,886
China Lumena New Materials Corp. (b)(c)(d)	4,181,298	—
China Metal Recycling Holdings, Ltd. (b)(c)(d)	693,675	—
China Minsheng Financial Holding Corp., Ltd. (b)(c)	7,610,000	98,382
China NT Pharma Group Co., Ltd.	879,900	84,470
China Oil & Gas Group, Ltd.	4,708,000	232,010
China Water Affairs Group, Ltd.	476,000	468,536
Comba Telecom Systems Holdings, Ltd. (b)(c)	1,052,575	234,430
Concord New Energy Group, Ltd.	8,060,000	386,880
Dawnrays Pharmaceutical Holdings, Ltd.	1,355,000	251,488
Digital China Holdings, Ltd. (b)(c)	906,000	509,100
EPI Holdings, Ltd. (b)	540,000	5,806
Essex Bio-technology, Ltd.	230,000	201,664
GCL-Poly Energy Holdings, Ltd. (b)(c)	7,859,000	432,559
Glorious Property Holdings, Ltd. (b)	1,856,000	91,464
Golden Meditech Holdings, Ltd. (b)	660,000	87,859
Security Description	Shares	Value
Ground International Development, Ltd. (b)(c)	1,450,000	$33,037
Hi Sun Technology China, Ltd. (b)	1,731,000	279,176
Huabao International Holdings, Ltd.	1,338,000	565,171
Huayi Tencent Entertainment Co., Ltd. (b)(c)	2,940,000	59,082
IMAX China Holding, Inc. (a)	70,200	171,984
Imperial Pacific International Holdings, Ltd. (b)(c)	8,880,000	236,421
Ju Teng International Holdings, Ltd.	955,500	229,932
Lifestyle China Group, Ltd. (b)(c)	376,500	123,372
NetDragon Websoft Holdings, Ltd.	249,500	615,726
NewOcean Energy Holdings, Ltd. (b)(c)	1,592,000	360,684
Pou Sheng International Holdings, Ltd.	2,135,000	494,637
Sansheng Holdings Group Co., Ltd. (b)	20,000	30,310
Seaspan Corp. (c)	74,521	731,051
Shenwan Hongyuan HK, Ltd. (c)	480,000	85,402
Sino Haijing Holdings, Ltd. (b)	2,780,000	11,743
Skyworth Digital Holdings, Ltd. (c)	1,768,000	475,238
Tech Pro Technology Development, Ltd. (b)(c)(d)	6,035,100	26,265
Tibet Water Resources, Ltd. (b)	1,910,000	528,077
United Laboratories International Holdings, Ltd. (c)	926,500	496,901
VCredit Holdings, Ltd. (a)(b)	53,800	61,771
Wasion Holdings, Ltd.	751,000	274,926
Yuexiu Transport Infrastructure, Ltd.	1,124,549	918,352
		12,113,277
HUNGARY — 0.2%
Magyar Telekom Telecommunications PLC	546,176	811,264
INDIA — 10.2%
Aarti Industries, Ltd.	11,390	293,390
Adani Green Energy, Ltd. (b)	204,787	131,724
Adani Power, Ltd. (b)	648,553	482,463
Aegis Logistics, Ltd.	77,616	224,322
Ajanta Pharma, Ltd.	7,899	109,375
Alembic Pharmaceuticals, Ltd.	26,106	192,408
Andhra Bank (b)	92,942	31,776
APL Apollo Tubes, Ltd.	7,875	171,259
Arvind Fashions, Ltd. (b)	34,642	341,514
Arvind, Ltd.	179,789	164,871
Asahi India Glass, Ltd.	40,825	129,139
Astral Poly Technik, Ltd.	14,691	282,189
Avanti Feeds, Ltd.	13,431	68,442
Bajaj Corp., Ltd. (b)	58,026	277,279
Bajaj Electricals, Ltd.	21,738	166,670
Balrampur Chini Mills, Ltd.	228,727	461,082

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
BASF India, Ltd.	5,955	$116,063
Bata India, Ltd.	58,350	1,222,706
Birla Corp., Ltd.	18,423	157,948
Birlasoft, Ltd.	237,518	296,951
Blue Dart Express, Ltd.	6,488	252,377
Blue Star, Ltd.	4,186	47,040
Bombay Dyeing & Manufacturing Co., Ltd.	48,055	74,873
Brigade Enterprises, Ltd.	11,563	43,252
Can Fin Homes, Ltd.	19,079	98,522
Carborundum Universal, Ltd.	8,492	43,938
CARE Ratings, Ltd.	20,501	279,980
CCL Products India, Ltd.	17,601	64,919
Ceat, Ltd.	32,811	439,017
Century Plyboards India, Ltd.	17,873	43,344
Century Textiles & Industries, Ltd.	14,443	198,544
Cera Sanitaryware, Ltd.	4,947	213,704
CESC, Ltd.	43,124	489,981
CG Power and Industrial Solutions, Ltd. (b)	534,133	220,919
Chennai Super Kings Cricket, Ltd. (b)(d)	418,560	—
Coffee Day Enterprises, Ltd. (a)(b)	7,365	24,482
Coromandel International, Ltd.	36,493	221,065
Cox & Kings, Ltd.	63,229	33,709
CRISIL, Ltd.	8,832	190,356
Cyient, Ltd.	46,274	363,408
DB Corp., Ltd.	54,967	153,050
DCB Bank, Ltd.	104,826	360,063
DCM Shriram, Ltd.	18,154	147,883
Delta Corp., Ltd.	56,219	139,270
Dilip Buildcon, Ltd. (a)	31,103	219,549
Dish TV India, Ltd.	287,418	112,631
Dishman Carbogen Amcis, Ltd. (b)	9,424	30,759
Dr Lal PathLabs, Ltd. (a)	30,206	468,094
eClerx Services, Ltd.	17,468	194,033
EIH, Ltd.	60,840	161,250
Engineers India, Ltd.	103,052	181,165
Equitas Holdings, Ltd. (b)	29,931	52,055
Eris Lifesciences, Ltd. (a)(b)	16,547	122,243
Escorts, Ltd.	88,891	690,820
Essel Propack, Ltd.	49,180	92,835
Finolex Cables, Ltd.	23,740	151,446
Force Motors, Ltd.	10,613	217,641
Fortis Healthcare, Ltd. (b)	227,801	429,349
Future Consumer, Ltd. (b)	284,396	168,716
Future Lifestyle Fashions, Ltd.	17,765	120,973
Gateway Distriparks, Ltd.	155,937	297,292
Gayatri Projects, Ltd. (b)	68,780	158,829
GE T&D India, Ltd.	86,418	296,771
GMR Infrastructure, Ltd. (b)	2,402,143	518,517
Godfrey Phillips India, Ltd.	23,543	283,376
Great Eastern Shipping Co. Ltd	42,727	163,598
Gujarat Alkalies & Chemicals, Ltd.	4,302	32,402
Security Description	Shares	Value
Gujarat Fluorochemicals, Ltd.	3,553	$47,185
Gujarat Gas, Ltd.	46,995	117,339
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	9,652	32,699
Gujarat Pipavav Port, Ltd.	367,393	467,840
Gujarat State Petronet, Ltd.	46,555	132,359
GVK Power & Infrastructure, Ltd. (b)	196,798	16,964
Hathway Cable & Datacom, Ltd. (b)	205,848	68,738
Hexaware Technologies, Ltd.	136,610	749,868
Himachal Futuristic Communications, Ltd.	341,765	96,547
Himadri Speciality Chemical, Ltd.	37,337	56,795
Himatsingka Seide, Ltd.	46,394	108,848
Hindustan Construction Co., Ltd. (b)	206,923	35,972
Hindustan Copper, Ltd.	229,371	132,750
Housing Development & Infrastructure, Ltd. (b)	106,979	26,114
HSIL, Ltd.	3,677	13,685
ICICI Securities, Ltd. (a)	41,089	130,986
IDFC, Ltd.	856,473	430,547
IFB Industries, Ltd. (b)	10,245	113,170
IFCI, Ltd. (b)	298,615	39,800
India Cements, Ltd.	313,026	452,573
Indiabulls Integrated Services, Ltd.	16,171	44,382
Indiabulls Real Estate, Ltd. (b)	249,739	411,905
Inox Leisure, Ltd. (b)	52,404	248,402
Ipca Laboratories, Ltd.	62,460	830,432
IRB Infrastructure Developers, Ltd.	207,517	288,304
J Kumar Infraprojects, Ltd.	5,375	12,548
Jain Irrigation Systems, Ltd.	294,379	110,028
Jaiprakash Associates, Ltd. (b)	772,637	34,139
Jammu & Kashmir Bank, Ltd. (b)	425,978	248,388
Jet Airways India, Ltd. (b)	11,933	11,729
Jindal Saw, Ltd.	126,408	152,453
Jindal Stainless Hisar, Ltd. (b)	81,991	94,312
Jindal Stainless, Ltd. (b)	178,624	93,287
JK Cement, Ltd.	7,085	102,820
JM Financial, Ltd.	159,858	177,858
Johnson Controls-Hitachi Air Conditioning India, Ltd.	7,124	182,838
JSW Energy, Ltd. (b)	653,976	634,294
Jubilant Life Sciences, Ltd.	77,036	571,513
Just Dial, Ltd. (b)	39,487	435,242
Jyothy Laboratories, Ltd.	103,746	238,746
Kajaria Ceramics, Ltd.	75,819	639,097
Kalpataru Power Transmission, Ltd.	39,905	303,446
Karnataka Bank, Ltd.	110,245	165,941
Karur Vysya Bank, Ltd.	492,910	504,853
KEC International, Ltd.	23,610	109,999
KEI Industries, Ltd.	20,915	145,468
KPIT Technologies, Ltd. (b)	242,000	339,191

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
KPR Mill, Ltd.	7,449	$66,728
KRBL, Ltd.	43,656	195,963
Lakshmi Vilas Bank, Ltd. (b)	29,412	27,824
Laurus Labs, Ltd. (a)(b)	8,403	40,988
Lemon Tree Hotels, Ltd. (a)(b)	170,414	165,038
LUX Industries, Ltd.	2,941	51,643
Magma Fincorp, Ltd.	102,354	192,690
Mahanagar Gas, Ltd.	3,532	43,480
Maharashtra Scooters, Ltd.	742	49,510
Mahindra CIE Automotive, Ltd. (b)	111,587	373,587
Mahindra Holidays & Resorts India, Ltd.	52,092	175,307
Mahindra Lifespace Developers, Ltd.	26,954	153,713
MakeMyTrip, Ltd. (b)(c)	38,533	955,618
Manappuram Finance, Ltd.	534,279	1,069,680
Marksans Pharma, Ltd.	554,556	165,095
Max Financial Services, Ltd. (b)	84,572	499,817
McLeod Russel India, Ltd.	124,222	29,873
Merck, Ltd. (b)	1,138	67,716
Minda Industries, Ltd.	49,696	229,123
Monsanto India, Ltd.	6,817	216,620
Motilal Oswal Financial Services, Ltd.	20,982	211,910
Multi Commodity Exchange of India, Ltd.	15,119	182,199
Natco Pharma, Ltd.	82,392	638,463
NBCC India, Ltd.	222,905	192,462
NCC, Ltd.	579,571	818,213
NIIT Technologies, Ltd.	15,244	297,051
Nilkamal, Ltd.	1,114	19,334
Omaxe, Ltd.	55,048	159,097
Oriental Bank of Commerce (b)	40,391	55,208
PC Jeweller, Ltd.	108,608	71,432
Persistent Systems, Ltd.	53,199	475,826
Phillips Carbon Black, Ltd.	9,355	15,755
Phoenix Mills, Ltd.	42,082	387,549
PI Industries, Ltd.	84,216	1,431,285
PNC Infratech, Ltd.	84,019	244,836
Prestige Estates Projects, Ltd.	118,259	466,594
Prism Johnson, Ltd.	116,000	152,336
PTC India, Ltd.	415,369	404,372
PVR, Ltd.	39,571	960,074
Quess Corp., Ltd. (a)(b)	31,511	264,085
Radico Khaitan, Ltd.	25,460	116,405
Rain Industries, Ltd.	49,435	71,939
Raymond, Ltd.	2,659	28,167
Redington India, Ltd.	307,638	485,562
Relaxo Footwears, Ltd.	9,399	59,047
Relaxo Footwears, Ltd. (b)(e)	9,399	59,047
Reliance Capital, Ltd.	54,185	51,887
Reliance Communications, Ltd. (b)	1,082,851	21,962
Reliance Home Finance, Ltd.	117,974	20,167
Reliance Infrastructure, Ltd.	95,389	76,834
Reliance Power, Ltd. (b)	393,581	23,663
Security Description	Shares	Value
Repco Home Finance, Ltd.	34,170	$188,924
RITES, Ltd.	5,771	24,387
Sadbhav Engineering, Ltd.	87,464	311,831
Satin Creditcare Network, Ltd. (b)	37,668	161,662
Schaeffler India, Ltd.	3,929	278,230
Sequent Scientific, Ltd. (b)	33,973	32,557
Shankara Building Products, Ltd.	10,124	64,562
Shilpa Medicare, Ltd. (b)	4,095	20,354
Shipping Corp. of India, Ltd. (b)	261,544	118,595
Shoppers Stop, Ltd.	5,077	35,797
Shriram City Union Finance, Ltd.	10,195	239,258
Sintex Industries, Ltd.	447,403	17,500
Sintex Plastics Technology, Ltd. (b)	181,492	18,536
SKF India, Ltd.	23,865	693,019
Sobha, Ltd.	15,012	117,917
Solar Industries India, Ltd.	11,398	208,476
South Indian Bank, Ltd.	790,328	148,843
SpiceJet, Ltd. (b)	148,574	268,941
Srei Infrastructure Finance, Ltd.	235,542	61,080
SRF, Ltd.	7,173	316,177
Strides Pharma Science, Ltd.	65,683	379,573
Sun Pharma Advanced Research Co., Ltd. (b)	122,882	206,680
Sundram Fasteners, Ltd.	21,831	161,580
Suven Life Sciences, Ltd.	7,588	29,812
Suzlon Energy, Ltd. (b)	2,365,945	179,946
Swan Energy, Ltd.	14,434	21,768
Symphony, Ltd.	26,453	472,055
Syndicate Bank (b)	97,940	59,450
Syngene International, Ltd. (a)	51,476	249,000
Tata Elxsi, Ltd.	18,524	237,469
Tata Investment Corp., Ltd.	4,699	60,484
TeamLease Services, Ltd. (b)	6,124	261,337
Techno Electric & Engineering Co., Ltd. (b)	11,917	46,458
Tejas Networks, Ltd. (a)(b)	38,762	80,104
Thermax, Ltd.	52,574	806,042
Thomas Cook India, Ltd.	54,103	180,232
TI Financial Holdings, Ltd. (b)	24,398	164,974
Time Technoplast, Ltd.	102,609	140,622
Timken India, Ltd.	17,248	183,443
Torrent Power, Ltd.	175,701	716,015
Trident, Ltd.	185,029	166,862
Triveni Turbine, Ltd.	8,457	12,717
TTK Prestige, Ltd.	926	90,577
Tube Investments of India, Ltd.	12,025	66,904
TV18 Broadcast, Ltd. (b)	92,501	32,496
Union Bank of India (b)	349,092	409,893
VA Tech Wabag, Ltd.	33,556	150,310
Vakrangee, Ltd.	387,729	189,855
Vardhman Textiles, Ltd.	14,133	217,101
Venky's India, Ltd.	1,531	36,952
V-Guard Industries, Ltd.	63,736	224,788
Vinati Organics, Ltd.	9,339	287,865
VIP Industries, Ltd.	22,820	147,279

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
V-Mart Retail, Ltd.	5,319	$170,171
VRL Logistics, Ltd.	7,622	30,487
WABCO India, Ltd.	6,103	541,669
Welspun Corp., Ltd.	169,520	344,922
Welspun India, Ltd.	317,495	264,014
Westlife Development, Ltd. (b)	3,833	17,017
Wockhardt, Ltd. (b)	1,983	10,770
		49,641,118
INDONESIA — 3.4%
Ace Hardware Indonesia Tbk PT	4,958,600	635,290
Adhi Karya Persero Tbk PT	3,906,491	465,931
AKR Corporindo Tbk PT	1,980,200	573,280
Alam Sutera Realty Tbk PT (b)	18,938,600	455,787
Aneka Tambang Tbk	5,545,100	331,666
Astra Agro Lestari Tbk PT	272,700	200,749
Bank CIMB Niaga Tbk PT	3,139,100	247,751
Bank Pan Indonesia Tbk PT (b)	3,829,400	352,378
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,499,300	538,228
Bank Pembangunan Daerah Jawa Timur Tbk PT	5,817,500	261,484
Bank Permata Tbk PT (b)	274,800	15,172
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (b)	1,733,900	423,426
Bumi Resources Tbk PT (b)	14,816,100	124,800
Bumi Serpong Damai Tbk PT (b)	7,206,200	782,978
Bumitama Agri, Ltd.	561,600	261,509
Ciputra Development Tbk PT	9,829,099	800,104
Delta Dunia Makmur Tbk PT (b)	5,895,400	214,909
Erajaya Swasembada Tbk PT	1,098,400	149,278
Global Mediacom Tbk PT	3,651,600	96,669
Hanson International Tbk PT (b)	23,512,200	174,750
Indika Energy Tbk PT	1,019,800	121,272
Indosat Tbk PT	104,400	19,435
Inti Agri Resources Tbk PT (b)	15,172,400	62,290
Japfa Comfeed Indonesia Tbk PT	4,094,900	449,272
Kresna Graha Investama Tbk PT (b)	7,938,600	306,249
Link Net Tbk PT	1,828,400	550,041
Lippo Karawaci Tbk PT (b)	12,233,800	228,612
Matahari Department Store Tbk PT	1,850,400	451,876
Medco Energi Internasional Tbk PT (b)	6,399,366	366,908
Media Nusantara Citra Tbk PT	7,046,900	518,760
Mitra Adiperkasa Tbk PT	10,207,900	650,300
Mitra Keluarga Karyasehat Tbk PT (b)	3,880,100	520,459
Nippon Indosari Corpindo Tbk PT	2,855,200	258,691
Pakuwon Jati Tbk PT	6,107,200	315,573
Pelayaran Tamarin Samudra Tbk PT (b)	3,933,000	161,468
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,488,300	355,823
Pool Advista Indonesia Tbk PT (b)	1,088,900	177,276
PP Persero Tbk PT	3,049,398	477,025
Security Description	Shares	Value
Ramayana Lestari Sentosa Tbk PT	2,017,600	$201,367
Rimo International Lestari Tbk PT (b)	5,893,000	55,895
Royal Prima Tbk PT (b)	475,100	14,662
Sawit Sumbermas Sarana Tbk PT	2,684,200	191,898
Siloam International Hospitals Tbk PT (b)	351,843	117,053
Sitara Propertindo Tbk PT (b)	4,011,300	214,371
Summarecon Agung Tbk PT (b)	8,490,600	733,218
Timah Persero Tbk PT	1,148,529	92,273
Tower Bersama Infrastructure Tbk PT	1,410,300	378,343
Trada Alam Minera Tbk PT (b)	6,874,200	60,823
Tunas Baru Lampung Tbk PT	977,700	58,825
Waskita Karya Persero Tbk PT	3,540,500	503,727
Wijaya Karya Persero Tbk PT	3,912,736	673,010
		16,392,934
LUXEMBOURG — 0.0% (f)
Biotoscana Investments SA (b)	74,626	147,396
MALAYSIA — 4.7%
Aeon Co. M Bhd	915,300	374,315
Alliance Bank Malaysia Bhd	639,500	581,856
Axis Real Estate Investment Trust	170,700	72,287
Berjaya Corp. Bhd (b)	1,821,767	114,618
Berjaya Sports Toto Bhd	1,136,958	759,348
BerMaz Motor Sdn Bhd	844,660	543,689
Bumi Armada Bhd (b)	3,064,600	159,441
Bursa Malaysia Bhd	695,109	1,177,438
Cahya Mata Sarawak Bhd	572,000	418,013
Carlsberg Brewery Malaysia Bhd Class B	114,900	713,450
Datasonic Group Bhd	1,130,400	154,550
DRB-Hicom Bhd	999,100	531,886
Eastern & Oriental Bhd (b)	1,297,629	249,635
Eco World Development Group Bhd (b)	584,900	117,475
Econpile Holdings Bhd	864,800	150,673
Ekovest Bhd	1,110,800	228,477
FGV Holdings Bhd (b)	1,741,300	471,931
Gas Malaysia Bhd	557,200	382,928
Genting Plantations Bhd	213,500	516,636
George Kent Malaysia Bhd	509,100	139,209
Globetronics Technology Bhd	308,100	124,507
Heineken Malaysia Bhd	130,700	741,977
Hengyuan Refining Co. Bhd (b)	64,300	82,155
Hibiscus Petroleum Bhd (b)	390,800	101,187
IGB Real Estate Investment Trust	1,086,800	502,308
IJM Corp. Bhd	1,868,300	1,085,038
Inari Amertron Bhd	1,755,479	679,677
Karex Bhd	688,000	90,734
Kossan Rubber Industries	301,000	290,621
KPJ Healthcare Bhd	3,425,072	774,941
Magnum Bhd	1,287,000	828,414
Mah Sing Group Bhd	707,300	157,463
Malaysia Building Society Bhd	1,741,748	379,328
Malaysian Pacific Industries Bhd	71,600	159,746

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Malaysian Resources Corp. Bhd	2,421,200	$556,598
My EG Services Bhd	1,890,450	677,040
Padini Holdings Bhd	543,000	475,659
Pavilion Real Estate Investment Trust	1,059,500	469,180
Petron Malaysia Refining & Marketing Bhd	10,800	15,968
Pos Malaysia Bhd	671,900	245,510
PureCircle, Ltd. (b)	59,201	177,814
Sapura Energy Bhd	2,933,300	212,944
Scientex Bhd	197,000	411,877
Serba Dinamik Holdings Bhd	196,700	191,821
SKP Resources Bhd	216,900	68,757
Sunway Real Estate Investment Trust	2,019,000	913,619
Supermax Corp. Bhd	521,000	210,543
TIME dotCom Bhd	239,400	519,641
Uchi Technologies Bhd	37,200	25,925
UEM Sunrise Bhd	1,122,800	217,360
UMW Holdings Bhd	356,600	465,975
Unisem M Bhd	112,000	66,671
UOA Development Bhd	1,509,500	876,661
Velesto Energy Bhd (b)	2,007,715	145,751
ViTrox Corp. Bhd	119,600	202,300
VS Industry Bhd	1,470,000	391,289
WCT Holdings Bhd	1,412,688	362,359
Yinson Holdings Bhd	687,600	1,013,305
YNH Property Bhd	94,400	55,281
		22,825,799
MEXICO — 2.0%
Axtel SAB de CV (b)	902,635	107,593
Bolsa Mexicana de Valores SAB de CV	544,036	1,028,794
Concentradora Fibra Hotelera Mexicana SA de CV REIT (a)	488,301	206,894
Concentradora Hipotecaria SAPI de CV REIT	549,397	496,731
Consorcio ARA SAB de CV	920,908	204,682
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)(c)	641,873	601,391
Corp. Inmobiliaria Vesta SAB de CV	424,495	625,971
Credito Real SAB de CV SOFOM ER (c)	277,930	340,547
Genomma Lab Internacional SAB de CV Class B (b)(c)	650,857	590,159
Gentera SAB de CV	492,323	425,140
Grupo Aeromexico SAB de CV (b)(c)	174,643	165,083
Grupo GICSA SA de CV (b)(c)	437,838	118,965
Hoteles City Express SAB de CV (b)(c)	352,984	379,228
Industrias CH SAB de CV Class B (b)	71,267	218,160
Security Description	Shares	Value
Macquarie Mexico Real Estate Management SA de CV REIT (a)	692,544	$785,489
Megacable Holdings SAB de CV	249,966	1,060,930
PLA Administradora Industrial S de RL de CV	783,014	1,223,940
Prologis Property Mexico SA de CV REIT	391,845	812,177
Qualitas Controladora SAB de CV	186,283	522,537
		9,914,411
MONACO — 0.2%
Costamare, Inc.	45,810	235,005
GasLog, Ltd.	55,279	796,018
		1,031,023
PAKISTAN — 0.9%
Bank Alfalah, Ltd.	194,150	52,977
Bank of Punjab	1,227,000	70,279
Cherat Cement Co., Ltd.	106,000	20,543
DG Khan Cement Co., Ltd.	693,100	245,308
Engro Corp., Ltd.	266,370	442,866
Engro Fertilizers, Ltd.	523,500	209,629
Fauji Cement Co., Ltd.	307,500	30,278
Fauji Fertilizer Bin Qasim, Ltd.	73,000	8,330
Fauji Fertilizer Co., Ltd.	299,500	163,483
Habib Bank, Ltd.	370,000	262,324
Hascol Petroleum, Ltd.	82,500	35,438
Hub Power Co. Ltd	492,113	242,591
International Industries, Ltd.	98,900	47,713
International Steels, Ltd.	221,900	55,159
K-Electric, Ltd. (b)	500,000	13,740
Kot Addu Power Co., Ltd.	173,500	39,511
Lucky Cement, Ltd.	155,800	371,062
Maple Leaf Cement Factory, Ltd.	593,900	88,815
Mari Petroleum Co., Ltd.	4,048	25,576
MCB Bank, Ltd.	223,300	243,848
Millat Tractors, Ltd.	12,340	66,615
National Bank of Pakistan (b)	163,000	34,345
National Refinery, Ltd.	16,200	11,507
Pak Elektron, Ltd. (b)	171,500	21,493
Pakistan Oilfields, Ltd.	80,580	204,736
Pakistan State Oil Co., Ltd.	473,357	502,633
Searle Co., Ltd.	19,895	18,252
SUI Northern Gas Pipeline	796,400	346,428
SUI Southern Gas Co., Ltd. (b)	159,000	20,583
TRG Pakistan (b)	250,000	25,603
United Bank, Ltd.	271,600	250,569
		4,172,234
PERU — 0.2%
Ferreycorp SAA	1,515,259	1,041,526
PHILIPPINES — 1.2%
Cebu Air, Inc.	381,248	677,146
CEMEX Holdings Philippines, Inc. (a)(b)	1,662,105	94,727
Cirtek Holdings Philippines Corp.	264,200	99,420

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Cosco Capital, Inc.	4,871,100	$654,107
D&L Industries, Inc.	5,052,200	1,031,443
DoubleDragon Properties Corp. (b)	472,600	225,992
First Gen Corp.	1,576,900	824,845
First Philippine Holdings Corp.	374,790	607,155
Integrated Micro-Electronics, Inc.	775,200	152,211
MacroAsia Corp.	183,410	68,302
Manila Water Co., Inc.	1,097,700	536,691
Megawide Construction Corp.	583,600	216,650
Melco Resorts And Entertainment Philippines Corp. (b)(e)	664,300	94,002
Nickel Asia Corp.	5,926,680	260,272
PXP Energy Corp. (b)	559,900	83,709
SM Prime Holdings, Inc.	1	1
Travellers International Hotel Group, Inc.	333,000	35,617
		5,662,290
POLAND — 1.6%
11 bit studios SA (b)	1,717	182,787
Asseco Poland SA	81,683	1,167,463
Benefit Systems SA (b)	253	43,012
Boryszew SA (b)	91,524	98,170
Budimex SA	7,859	286,609
Ciech SA	44,469	497,850
Enea SA (b)	138,675	347,134
Energa SA (b)	198,698	415,597
EPP NV	172,186	246,900
Eurocash SA	91,003	502,698
Getin Noble Bank SA (b)	336,139	50,477
Grupa Azoty SA	44,622	501,357
Grupa Kety SA	8,968	812,824
KRUK SA (b)	15,838	777,205
LC Corp. SA	293,317	207,647
Lubelski Wegiel Bogdanka SA (b)	11,105	106,012
Orange Polska SA (b)	240,666	431,420
PKP Cargo SA (b)	18,394	214,314
PLAY Communications SA (a)	56,127	486,739
PlayWay SA	4,150	194,747
Tauron Polska Energia SA (b)	639,474	293,913
		7,864,875
QATAR — 0.4%
Aamal Co.	289,630	62,917
Al Meera Consumer Goods Co. QSC	128,650	511,244
Gulf International Services QSC (b)	474,860	252,998
Gulf Warehousing Co.	18,117	259,770
Medicare Group	182,540	337,884
Qatar First Bank (b)	2,898,650	323,996
United Development Co. QSC	60,429	229,850
		1,978,659
RUSSIA — 1.1%
Aeroflot PJSC	412,896	666,132
Etalon Group PLC GDR	120,045	267,700
Security Description	Shares	Value
Globaltrans Investment PLC GDR	112,901	$1,049,979
LSR Group PJSC GDR	218,727	562,129
M. Video PJSC (b)	58,918	397,271
Mechel PJSC ADR (b)(c)	48,878	102,155
QIWI PLC ADR	39,684	776,616
Ros Agro PLC GDR	45,204	532,503
Sistema PJSC FC GDR	152,776	471,772
TMK PJSC GDR	84,667	320,888
		5,147,145
SAUDI ARABIA — 0.8%
Abdul Mohsen Al-Hokair Tourism and Development Co. (b)	13,692	51,332
Abdullah Al Othaim Markets Co.	11,814	245,715
Al Alamiya for Cooperative Insurance Co. (b)	5,823	35,681
Al Hammadi Co. for Development and Investment (b)	11,456	65,677
Al Rajhi Co. for Co-operative Insurance (b)	3,506	47,865
Al Rajhi REIT	29,002	67,126
Aldrees Petroleum and Transport Services Co.	15,038	137,137
Arabian Cement Co.	9,030	62,122
AXA Cooperative Insurance Co. (b)	7,368	48,842
Batic Investments and Logistic Co. (b)	9,668	87,006
Co. for Cooperative Insurance (b)	19,716	368,008
Dallah Healthcare Co.	4,139	54,410
Eastern Province Cement Co.	7,441	59,127
Fawaz Abdulaziz Al Hokair & Co. (b)	18,903	122,786
Herfy Food Services Co.	3,244	48,873
Leejam Sports Co. JSC	4,063	80,930
Mediterranean & Gulf Insurance & Reinsurance Co. (b)	12,501	48,734
Middle East Healthcare Co. (b)	5,934	43,434
Mobile Telecommunications Co. Saudi Arabia (b)	52,016	166,440
National Gas & Industrialization Co.	13,929	111,425
National Medical Care Co.	5,118	77,379
Qassim Cement Co.	10,808	133,434
Riyad REIT Fund	31,893	68,799
Saudi Airlines Catering Co.	12,394	282,234
Saudi Automotive Services Co.	11,296	45,603
Saudi Chemical Co.	5,556	45,927
Saudi Co. For Hardware CJSC	4,982	90,201
Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,757	47,656
Saudi Public Transport Co. (b)	18,030	65,096
Saudi Research & Marketing Group (b)	10,172	254,419
Saudia Dairy & Foodstuff Co.	1,769	53,585
Seera Group Holding (b)	32,507	151,689
Southern Province Cement Co.	18,090	238,531

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Tabuk Cement Co. (b)	18,255	$58,509
United Electronics Co.	8,089	145,161
United International Transportation Co.	7,275	64,113
Yamama Cement Co. (b)	13,391	61,773
Yanbu Cement Co.	29,297	238,266
		4,075,045
SINGAPORE — 0.2%
Asian Pay Television Trust	1,560,900	197,283
Aslan Pharmaceuticals, Ltd. (b)	86,000	55,378
Grindrod Shipping Holdings, Ltd. (b)	13,621	65,201
SIIC Environment Holdings, Ltd.	1,186,860	241,241
Silverlake Axis, Ltd.	961,900	380,366
		939,469
SOUTH AFRICA — 6.7%
Adcock Ingram Holdings, Ltd.	157,305	664,861
Advtech, Ltd.	487,645	477,227
AECI, Ltd.	95,345	618,606
African Oxygen, Ltd.	90,843	146,882
African Rainbow Minerals, Ltd.	71,733	926,698
Alexander Forbes Group Holdings, Ltd.	882,986	362,556
Arrowhead Properties, Ltd. Class A, REIT (c)	1,250,332	309,452
Ascendis Health, Ltd. (b)	112,336	37,442
Astral Foods, Ltd.	21,254	233,638
Attacq, Ltd.	515,158	479,310
Barloworld, Ltd.	129,120	1,172,049
Blue Label Telecoms, Ltd. (b)	450,278	150,399
Brait SE (b)(c)	202,538	265,718
Cashbuild, Ltd.	13,189	249,867
City Lodge Hotels, Ltd.	22,126	161,160
Coronation Fund Managers, Ltd.	212,031	672,124
Curro Holdings, Ltd. (c)	201,492	338,934
DataTec, Ltd. (b)	257,688	635,209
Delta Property Fund, Ltd. REIT	292,658	41,508
Dis-Chem Pharmacies, Ltd. (a)(c)	375,867	673,302
Distell Group Holdings, Ltd.	55,931	514,440
Emira Property Fund, Ltd. REIT	678,418	663,925
EOH Holdings, Ltd. (b)	54,444	75,558
Equites Property Fund, Ltd. REIT	209,225	318,261
Famous Brands, Ltd. (b)	73,578	448,890
Grindrod, Ltd.	534,385	229,652
Harmony Gold Mining Co., Ltd. (b)	298,983	672,970
Hosken Consolidated Investments, Ltd.	102,238	774,330
Hudaco Industries, Ltd.	19,286	165,763
Hyprop Investments, Ltd. REIT	130,202	645,135
Impala Platinum Holdings, Ltd. (b)(c)	524,208	2,592,927
Invicta Holdings, Ltd.	33,823	57,878
JSE, Ltd.	112,400	1,115,929
KAP Industrial Holdings, Ltd.	1,394,101	552,648
Security Description	Shares	Value
Lewis Group, Ltd.	58,684	$138,956
Libstar Holdings, Ltd.	372,198	255,764
Long4Life, Ltd.	579,333	186,931
Massmart Holdings, Ltd. (c)	57,918	255,474
Metair Investments, Ltd.	165,498	276,392
MMI Holdings, Ltd.	309,106	415,831
Montauk Holdings, Ltd.	1	3
Motus Holdings, Ltd.	69,242	359,044
Mpact, Ltd.	216,088	339,887
Murray & Roberts Holdings, Ltd.	160,778	165,324
Nampak, Ltd. (b)	556,266	404,342
Net 1 UEPS Technologies, Inc. (b)(c)	67,348	269,392
Northam Platinum, Ltd. (b)	285,782	1,195,719
Omnia Holdings, Ltd. (c)	61,707	154,123
Pioneer Foods Group, Ltd. (c)	77,214	377,822
PPC, Ltd. (b)	1,055,884	345,940
Raubex Group, Ltd.	138,062	190,039
Rebosis Property Fund, Ltd. REIT (c)	492,309	21,995
Resilient REIT, Ltd.	238,489	1,047,906
Reunert, Ltd.	201,537	965,148
Rhodes Food Group Pty, Ltd.	108,110	128,801
Royal Bafokeng Platinum, Ltd. (b)	120,719	296,206
SA Corporate Real Estate, Ltd. REIT	2,913,810	644,701
Sibanye Gold, Ltd. (b)(c)	1,201,937	1,428,559
Stadio Holdings, Ltd. (b)(c)	186,175	44,097
Steinhoff International Holdings NV (b)(c)	3,288,615	303,179
Sun International, Ltd. (b)	118,821	422,578
Super Group, Ltd. (b)	427,149	996,290
Telkom SA SOC, Ltd.	127,924	836,331
Tongaat Hulett, Ltd. (e)	102,915	96,410
Transaction Capital, Ltd.	180,318	255,364
Trencor, Ltd. (b)	108,797	169,739
Tsogo Sun Holdings, Ltd.	225,140	243,162
Tsogo Sun Hotels, Ltd. (b)	225,140	67,057
Vukile Property Fund, Ltd. REIT (c)	711,548	968,326
Wilson Bayly Holmes-Ovcon, Ltd.	74,875	583,495
Zeder Investments, Ltd.	604,667	152,225
		32,447,800
TAIWAN — 29.1%
AcBel Polytech, Inc.	894,000	587,183
Accton Technology Corp. (c)	422,341	1,788,111
A-DATA Technology Co., Ltd.	245,652	354,327
Adlink Technology, Inc.	175,625	216,849
Advanced Ceramic X Corp.	56,642	440,414
Advanced Lithium Electrochemistry Cayman Co., Ltd. (b)	91,000	53,470
Advanced Wireless Semiconductor Co.	34,000	70,606
AGV Products Corp. (b)	1,778,414	408,252
Airtac International Group	99,000	1,109,226

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Alchip Technologies, Ltd.	54,000	$160,994
Alpha Networks, Inc.	462,513	295,590
Altek Corp.	213,516	179,079
AmTRAN Technology Co., Ltd. (b)	922,717	326,789
Apex International Co., Ltd. (b)	39,000	68,559
Arcadyan Technology Corp.	206,172	590,115
Ardentec Corp.	104,000	96,937
Asia Optical Co., Inc.	206,540	577,869
Asia Pacific Telecom Co., Ltd. (b)	1,335,000	313,769
Asia Polymer Corp.	898,489	397,760
ASMedia Technology, Inc.	20,000	311,660
ASPEED Technology, Inc.	17,000	324,023
Aten International Co., Ltd.	211,000	628,391
AURAS Technology Co., Ltd.	24,000	112,816
Aurora Corp.	12,000	37,901
Bank of Kaohsiung Co., Ltd.	99,000	30,727
Basso Industry Corp.	110,800	207,976
BES Engineering Corp.	2,548,356	637,510
Brighton-Best International Taiwan, Inc.	180,000	204,285
Brogent Technologies, Inc.	6,000	34,192
Capital Securities Corp.	2,180,771	665,616
Career Technology MFG. Co., Ltd. (c)	336,060	334,334
Casetek Holdings, Ltd.	137,820	185,479
Cathay Real Estate Development Co., Ltd.	839,332	748,547
Center Laboratories, Inc. (b)	242,507	604,325
Century Iron & Steel Industrial Co., Ltd.	82,000	171,342
Chang Wah Electromaterials, Inc.	74,419	380,966
Chang Wah Technology Co., Ltd.	5,000	42,258
Charoen Pokphand Enterprise	306,675	683,266
Chaun-Choung Technology Corp.	34,000	181,168
Cheng Loong Corp.	1,211,128	787,675
Cheng Mei Materials Technology Corp. (b)	93,000	27,008
Cheng Uei Precision Industry Co., Ltd.	392,915	400,385
Chia Hsin Cement Corp.	115,000	63,314
Chicony Electronics Co., Ltd.	468,656	1,152,798
Chilisin Electronics Corp.	131,455	384,298
China Airlines, Ltd.	746,000	236,341
China Bills Finance Corp.	951,394	457,938
China Chemical & Pharmaceutical Co., Ltd.	664,000	407,257
China General Plastics Corp.	85,000	65,407
China Man-Made Fiber Corp.	2,067,162	616,298
China Motor Corp.	775,000	691,173
China Petrochemical Development Corp.	2,216,103	752,745
China Steel Chemical Corp.	171,000	740,498
Chin-Poon Industrial Co., Ltd.	304,000	340,121
Chipbond Technology Corp.	611,000	1,190,151
ChipMOS Techinologies, Inc.	278,875	214,143
Security Description	Shares	Value
Chong Hong Construction Co., Ltd.	262,275	$754,074
Chunghwa Precision Test Tech Co., Ltd.	11,000	146,976
Cleanaway Co., Ltd.	29,000	151,258
Clevo Co.	517,265	516,274
CMC Magnetics Corp. (b)	1,235,788	273,342
Compeq Manufacturing Co., Ltd.	991,000	831,164
Concraft Holding Co., Ltd.	29,000	147,056
Coretronic Corp.	447,652	625,512
CSBC Corp. Taiwan (b)	207,082	176,016
CTCI Corp.	658,000	979,813
Cub Elecparts, Inc.	61,797	501,387
CyberTAN Technology, Inc.	528,210	255,096
Darfon Electronics Corp.	130,000	185,418
Darwin Precisions Corp.	392,576	238,886
D-Link Corp.	982,054	401,555
Dynapack International Technology Corp.	173,000	282,397
E Ink Holdings, Inc.	697,000	747,279
Egis Technology, Inc.	49,000	382,572
Elan Microelectronics Corp.	308,029	721,986
Elite Advanced Laser Corp.	92,600	160,994
Elite Material Co., Ltd.	256,782	774,657
Elite Semiconductor Memory Technology, Inc.	304,674	316,843
eMemory Technology, Inc.	55,000	671,131
Ennoconn Corp.	40,371	298,953
Episil-Precision, Inc.	40,000	59,628
Epistar Corp.	910,572	732,926
Eternal Materials Co., Ltd.	1,093,805	952,605
Evergreen Marine Corp. Taiwan, Ltd.	1,261,340	505,600
Everlight Chemical Industrial Corp.	551,304	293,761
Everlight Electronics Co., Ltd.	620,503	579,359
Excelliance Mos Corp.	8,000	26,401
Excelsior Medical Co., Ltd. (c)	168,403	279,773
Far Eastern Department Stores, Ltd.	843,490	611,038
Far Eastern International Bank	3,388,314	1,341,820
Faraday Technology Corp.	270,385	420,470
Farglory Land Development Co., Ltd.	230,464	306,078
Feng Hsin Steel Co., Ltd.	457,270	926,038
Firich Enterprises Co., Ltd.	202,575	279,148
FLEXium Interconnect, Inc.	269,099	746,835
FocalTech Systems Co., Ltd.	135,000	100,621
Formosa Taffeta Co., Ltd.	942,000	1,185,859
Formosan Rubber Group, Inc.	345,610	198,067
Fulgent Sun International Holding Co., Ltd.	31,000	70,565
Gamania Digital Entertainment Co., Ltd.	38,000	80,748
Gemtek Technology Corp.	445,234	359,089
Genius Electronic Optical Co., Ltd. (c)	57,000	746,921

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Getac Technology Corp.	241,000	$361,583
Giant Manufacturing Co., Ltd.	210,000	1,642,976
Gigabyte Technology Co., Ltd.	468,000	801,610
Gigastorage Corp. (b)	391,114	103,510
Ginko International Co., Ltd.	39,000	244,853
Global PMX Co., Ltd.	13,000	52,110
Global Unichip Corp.	82,669	602,860
Gloria Material Technology Corp.	556,909	346,057
Gold Circuit Electronics, Ltd. (b)	113,000	42,385
Goldsun Building Materials Co., Ltd.	1,790,041	491,606
Gourmet Master Co., Ltd.	79,644	444,896
Grand Pacific Petrochemical	843,000	556,400
Grape King Bio, Ltd.	108,000	711,087
Great Wall Enterprise Co., Ltd.	906,777	1,166,334
Hannstar Board Corp.	196,000	195,940
HannStar Display Corp.	2,222,599	472,292
HannsTouch Solution, Inc. (b)(c)	631,511	267,370
Highwealth Construction Corp.	738,730	1,176,136
Himax Technologies, Inc. ADR (c)	102,138	355,440
HLJ Technology Co., Ltd. (b)	39,671	113,676
Ho Tung Chemical Corp.	1,591,351	365,822
Holtek Semiconductor, Inc.	64,000	147,536
Holy Stone Enterprise Co., Ltd.	102,000	343,180
Hota Industrial Manufacturing Co., Ltd.	206,680	675,414
Hsin Kuang Steel Co., Ltd.	144,000	143,724
HTC Corp. (b)(c)	547,000	643,695
Hu Lane Associate, Inc.	13,000	31,559
Huaku Development Co., Ltd.	304,260	834,622
Huang Hsiang Construction Corp.	300,484	305,713
Hung Sheng Construction, Ltd.	103,000	68,977
Ibase Technology, Inc.	350,817	510,534
Ichia Technologies, Inc. (b)	358,000	171,741
International CSRC Investment Holdings Co.	719,175	864,830
Iron Force Industrial Co., Ltd.	83,000	234,894
ITE Technology, Inc.	447,887	508,315
ITEQ Corp.	105,000	368,486
Jess-Link Products Co., Ltd.	197,230	196,852
Jih Sun Financial Holdings Co., Ltd.	1,858,995	643,417
KEE TAI Properties Co., Ltd.	990,076	395,272
Kenda Rubber Industrial Co., Ltd.	671,247	642,947
Kerry TJ Logistics Co., Ltd.	231,000	274,810
King Slide Works Co., Ltd.	59,000	582,221
King Yuan Electronics Co., Ltd.	1,112,656	960,066
King's Town Bank Co., Ltd.	1,118,000	1,216,645
Kinpo Electronics	1,816,371	628,664
Kinsus Interconnect Technology Corp.	311,030	398,057
Kuoyang Construction Co., Ltd.	992,138	400,886
Lien Hwa Industrial Corp.	823,600	991,730
Lingsen Precision Industries, Ltd.	816,694	219,822
Lite-On Semiconductor Corp.	26,000	25,657
Long Bon International Co., Ltd.	73,000	38,075
Security Description	Shares	Value
Long Chen Paper Co., Ltd. (c)	617,000	$289,037
Longwell Co. (c)	216,000	351,197
Lotes Co., Ltd.	78,418	536,513
Lotus Pharmaceutical Co., Ltd. (b)	34,000	122,056
Lumax International Corp., Ltd.	176,322	414,982
Lung Yen Life Service Corp.	192,000	391,919
Machvision, Inc.	23,000	273,990
Macroblock, Inc.	9,000	33,033
Makalot Industrial Co., Ltd.	158,070	1,068,745
Medigen Biotechnology Corp. (b)	90,000	219,353
Mercuries & Associates Holding, Ltd.	621,096	362,945
Merida Industry Co., Ltd.	202,000	1,193,419
Merry Electronics Co., Ltd.	152,464	829,582
Microbio Co., Ltd. (b)	531,723	228,545
MIN AIK Technology Co., Ltd.	200,800	88,571
Mirle Automation Corp.	294,331	453,918
Mitac Holdings Corp.	832,939	834,025
Motech Industries, Inc. (b)	438,728	121,337
Nan Kang Rubber Tire Co., Ltd.	803,204	908,985
Nan Liu Enterprise Co., Ltd.	7,000	36,849
Nan Ya Printed Circuit Board Corp.	73,000	92,485
Nanoplus, Ltd.	30,532	18,186
Nantex Industry Co., Ltd.	696,504	807,294
Nichidenbo Corp.	82,000	151,541
OBI Pharma, Inc. (b)	125,797	668,282
OptoTech Corp.	304,000	206,520
Orient Semiconductor Electronics, Ltd. (b)	357,704	164,689
Oriental Union Chemical Corp.	694,500	575,778
Pan Jit International, Inc. (b)	240,000	195,496
Pan-International Industrial Corp.	501,539	381,893
Panion & BF Biotech, Inc.	51,000	153,364
Parade Technologies, Ltd.	62,000	1,053,977
PChome Online, Inc. (b)	84,670	308,045
PharmaEngine, Inc.	106,197	307,039
PharmaEssentia Corp. (b)	103,000	399,604
Pharmally International Holding Co., Ltd.	30,000	220,222
Phihong Technology Co., Ltd. (b)	89,000	26,678
Phison Electronics Corp.	93,000	847,374
Phytohealth Corp. (b)	468,511	292,636
Pixart Imaging, Inc.	108,060	427,933
Polaris Group/Tw (b)	61,750	29,345
Posiflex Technology, Inc.	13,000	44,994
Poya International Co., Ltd.	46,300	626,089
President Securities Corp.	1,325,943	584,859
Primax Electronics, Ltd.	401,000	698,469
Prince Housing & Development Corp.	1,769,996	669,600
Promate Electronic Co., Ltd.	365,000	406,019
Prosperity Dielectrics Co., Ltd.	68,000	145,592
Qisda Corp.	1,422,641	920,655
Radiant Opto-Electronics Corp.	409,331	1,370,609
Radium Life Tech Co., Ltd. (b)	929,810	407,135

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Rexon Industrial Corp., Ltd.	114,000	$310,514
Ritek Corp. (b)	1,201,644	349,744
Roo Hsing Co., Ltd. (b)	79,000	35,609
Ruentex Development Co., Ltd.	474,800	678,733
Ruentex Industries, Ltd.	309,000	751,123
Samebest Co., Ltd.	6,000	22,022
Sampo Corp.	689,221	411,631
Sanyang Motor Co., Ltd.	804,945	584,411
ScinoPharm Taiwan, Ltd.	494,500	395,638
SDI Corp.	58,000	120,260
Senao International Co., Ltd.	168,911	179,736
Sercomm Corp.	233,000	504,866
Shin Zu Shing Co., Ltd.	74,000	277,564
Shinkong Insurance Co., Ltd.	393,841	504,672
Shinkong Synthetic Fibers Corp.	2,222,796	994,764
ShunSin Technology Holding, Ltd.	5,000	16,581
Shuttle, Inc. (b)	73,000	27,969
Sigurd Microelectronics Corp.	737,694	705,405
Silicon Integrated Systems Corp. (b)	954,299	249,486
Simplo Technology Co., Ltd.	161,277	1,300,726
Sinbon Electronics Co., Ltd.	331,444	1,211,188
Sinmag Equipment Corp.	73,271	273,650
Sino-American Silicon Products, Inc.	414,058	1,087,820
Sinon Corp.	836,662	568,379
Sinphar Pharmaceutical Co., Ltd.	431,879	271,841
Sinyi Realty, Inc.	653,828	676,784
Sirtec International Co., Ltd.	38,000	31,198
Sitronix Technology Corp.	71,000	297,172
Soft-World International Corp.	105,848	250,481
Sporton International, Inc.	12,000	70,896
St Shine Optical Co., Ltd.	37,000	656,385
Standard Foods Corp.	236,000	461,218
Sunny Friend Environmental Technology Co., Ltd.	24,000	213,654
Sunonwealth Electric Machine Industry Co., Ltd.	44,000	46,607
Superalloy Industrial Co., Ltd.	123,321	217,185
Swancor Holding Co., Ltd.	26,000	70,819
Symtek Automation Asia Co., Ltd.	23,000	36,804
Systex Corp.	290,000	716,142
TA Chen Stainless Pipe (c)	579,493	845,185
TA-I Technology Co., Ltd. (c)	62,000	90,626
Taichung Commercial Bank Co., Ltd.	2,793,857	1,124,397
TaiDoc Technology Corp.	7,000	32,116
Taiflex Scientific Co., Ltd.	319,699	444,663
TaiMed Biologics, Inc. (b)	112,000	573,351
Taimide Tech, Inc.	31,000	49,505
Tainan Spinning Co., Ltd.	1,610,105	635,032
Taisun Enterprise Co., Ltd.	733,549	465,266
Taiwan Cogeneration Corp.	702,469	623,095
Taiwan Fertilizer Co., Ltd.	652,000	1,002,366
Taiwan Glass Industry Corp.	962,000	376,320
Taiwan Hon Chuan Enterprise Co., Ltd.	400,218	712,570
Security Description	Shares	Value
Taiwan Land Development Corp. (b)	901,781	$279,307
Taiwan Paiho, Ltd.	212,000	612,257
Taiwan PCB Techvest Co., Ltd.	38,000	45,146
Taiwan Secom Co., Ltd.	312,961	892,749
Taiwan Semiconductor Co., Ltd.	139,000	222,869
Taiwan Shin Kong Security Co., Ltd.	47,000	57,654
Taiwan Surface Mounting Technology Corp.	308,308	578,707
Taiwan Union Technology Corp.	202,000	809,704
Taiyen Biotech Co., Ltd.	376,979	411,455
TBI Motion Technology Co., Ltd.	59,000	122,713
TCI Co., Ltd.	54,435	748,362
Teco Electric and Machinery Co., Ltd.	1,756,000	1,289,036
Test Rite International Co., Ltd.	506,896	350,883
Thye Ming Industrial Co., Ltd.	294,218	303,127
Ton Yi Industrial Corp.	739,000	305,741
Tong Hsing Electronic Industries, Ltd.	143,327	507,605
Tong Yang Industry Co., Ltd.	408,872	591,070
Topco Scientific Co., Ltd.	296,299	796,567
Topkey Corp.	50,000	275,278
Toung Loong Textile Manufacturing	26,000	42,274
TPK Holding Co., Ltd.	233,000	371,711
Transcend Information, Inc.	204,484	471,387
Tripod Technology Corp.	423,353	1,499,343
TSEC Corp. (b)(e)	132,000	26,009
TSRC Corp.	686,028	611,825
TTY Biopharm Co., Ltd.	220,436	600,425
Tung Ho Steel Enterprise Corp.	684,258	513,312
Tung Kai Technology Engineering Co., Ltd. (b)	7,000	6,006
TXC Corp.	467,120	523,375
Tycoons Group Enterprise (b)	160,000	34,720
U-Ming Marine Transport Corp.	441,000	474,942
Unimicron Technology Corp.	1,035,000	1,174,641
Unitech Printed Circuit Board Corp.	165,240	111,190
United Integrated Services Co., Ltd.	35,000	171,284
United Renewable Energy Co., Ltd. (b)	2,123,832	668,067
Unity Opto Technology Co., Ltd. (b)	729,307	203,110
Universal Cement Corp.	49,000	31,473
Unizyx Holding Corp. (b)	536,694	381,014
UPC Technology Corp.	989,498	363,183
USI Corp.	1,529,590	581,116
Visual Photonics Epitaxy Co., Ltd.	185,371	476,864
Voltronic Power Technology Corp.	42,000	915,469
Wafer Works Corp. (c)	429,418	488,737
Wan Hai Lines, Ltd.	1,054,320	614,408
Waterland Financial Holdings Co., Ltd.	2,235,289	770,057

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Wei Chuan Foods Corp. (b)	612,899	$647,244
Wistron NeWeb Corp.	271,249	639,271
Wiwynn Corp.	46,894	533,719
WT Microelectronics Co., Ltd.	481,090	618,798
WUS Printed Circuit Co., Ltd. (b)	368,750	280,782
XinTec, Inc. (b)	80,000	88,475
Xxentria Technology Materials Corp.	80,000	184,678
Yang Ming Marine Transport Corp. (b)	639,970	168,134
Yeong Guan Energy Technology Group Co., Ltd.	94,000	178,258
YFY, Inc.	1,761,941	675,062
Yieh Phui Enterprise Co., Ltd.	1,283,771	381,087
Young Optics, Inc. (b)	59,000	176,091
Yulon Finance Corp	218,000	807,160
Yulon Motor Co., Ltd.	392,000	287,757
Zenitron Corp.	429,348	321,394
Zhen Ding Technology Holding, Ltd.	448,000	1,433,738
Zhong Yang Technology Co., Ltd.	10,000	21,732
Zinwell Corp.	534,674	364,948
		142,067,576
THAILAND — 5.7%
Ananda Development PCL NVDR	1,127,500	141,179
Bangkok Airways PCL NVDR	458,600	173,466
Bangkok Chain Hospital PCL NVDR	683,700	370,080
Bangkok Land PCL NVDR	15,315,900	858,999
Bangkok Life Assurance PCL NVDR	191,400	168,511
Beauty Community PCL	2,232,275	296,982
BEC World PCL NVDR (b)	1,086,000	311,626
Carabao Group PCL Class F	397,562	952,826
Central Plaza Hotel PCL NVDR	827,802	958,245
Chularat Hospital PCL NVDR	7,813,100	575,776
CK Power PCL NVDR	821,100	188,759
Com7 PCL Class F	123,100	87,506
CPN Retail Growth Leasehold REIT	1,434,300	1,426,466
Do Day Dream PCL NVDR	99,000	82,318
Dynasty Ceramic PCL NVDR	4,013,620	269,603
Erawan Group PCL NVDR	751,200	154,318
Esso Thailand PCL NVDR	1,473,067	518,762
GFPT PCL	308,000	169,730
Grand Canal Land PCL NVDR (b)	628,700	58,632
Group Lease PCL NVDR (b)	285,900	66,656
Gunkul Engineering PCL NVDR	7,849,004	819,004
Hana Microelectronics PCL NVDR	348,900	292,954
Ichitan Group PCL NVDR	438,863	94,448
IMPACT Growth Real Estate Investment Trust	311,200	268,910
Inter Far East Energy Corp. NVDR (b)(d)	283,900	—
Security Description	Shares	Value
International Engineering PCL (b)(d)	63,855,934	$—
Jasmine International PCL NVDR	2,917,525	684,966
JMT Network Services PCL NVDR	463,200	262,808
KCE Electronics PCL NVDR	732,553	453,852
Kiatnakin Bank PCL NVDR	128,800	291,892
LPN Development PCL NVDR	915,700	219,463
Major Cineplex Group PCL NVDR	1,084,900	1,034,754
MBK PCL NVDR	261,900	187,880
MC Group PCL NVDR	234,800	60,485
Mega Lifesciences PCL	168,400	192,190
MK Restaurants Group PCL NVDR	456,931	1,098,840
Origin Property PCL NVDR	742,350	186,389
Precious Shipping PCL (b)	622,100	164,311
Pruksa Holding PCL NVDR	1,365,231	948,216
PTG Energy PCL NVDR	805,300	512,052
Ratchthani Leasing PCL NVDR	696,425	156,691
Siamgas & Petrochemicals PCL NVDR	441,000	143,800
Singha Estate PCL NVDR	1,694,900	201,172
Sino-Thai Engineering & Construction PCL NVDR	1,305,500	1,149,376
SPCG PCL NVDR	156,900	99,254
Sri Trang Agro-Industry PCL NVDR	1,026,880	425,251
Srisawad Corp. PCL NVDR	770,703	1,413,615
Supalai PCL NVDR	1,086,900	832,874
Super Energy Corp. PCL NVDR (b)	2,963,800	66,684
SVI PCL	507,000	71,750
Taokaenoi Food & Marketing PCL NVDR	354,800	101,231
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,887,900	1,397,418
Thai Airways International PCL NVDR (b)	902,100	311,804
Thai Vegetable Oil PCL NVDR	474,600	433,319
Thaicom PCL NVDR (b)	214,906	42,396
Thanachart Capital PCL NVDR	291,500	527,537
Thonburi Healthcare Group PCL NVDR	101,800	92,115
Thoresen Thai Agencies PCL	3,224,306	557,229
Tipco Asphalt PCL NVDR	974,600	657,837
Tisco Financial Group PCL NVDR	177,100	539,948
TPI Polene PCL	1,014,000	66,129
TPI Polene Power PCL NVDR	4,531,600	901,370
TTW PCL NVDR	419,200	194,103
Vibhavadi Medical Center PCL NVDR	2,553,000	143,186
WHA Corp. PCL NVDR	10,049,330	1,553,235

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Workpoint Entertainment PCL NVDR	165,200	$133,054
		27,816,232
TURKEY — 2.0%
Aksa Akrilik Kimya Sanayii A/S	101,934	163,017
Albaraka Turk Katilim Bankasi A/S (b)(c)	514,600	103,205
Anadolu Efes Biracilik Ve Malt Sanayii A/S	118,406	407,174
Arcelik A/S (b)	142,157	478,035
Aygaz A/S	127,997	194,297
Bera Holding A/S (b)	205,052	64,167
Coca-Cola Icecek A/S	43,341	223,899
Dogan Sirketler Grubu Holding A/S	258,956	51,039
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	1,114,699	217,775
Enerjisa Enerji AS (a)	238,265	226,978
Is Gayrimenkul Yatirim Ortakligi A/S REIT (b)	1,256,029	219,327
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	975,250	379,376
Koza Altin Isletmeleri A/S (b)	57,583	526,152
Koza Anadolu Metal Madencilik Isletmeleri A/S (b)	188,093	230,238
Mavi Giyim Sanayi Ve Ticaret AS Class B (a)	36,371	252,786
Migros Ticaret A/S (b)	126,314	295,475
MLP Saglik Hizmetleri AS (a)(b)	123,271	246,585
NET Holding A/S (b)	293,841	83,824
Pegasus Hava Tasimaciligi A/S (b)	43,115	339,911
Petkim Petrokimya Holding A/S (b)	684,193	480,260
Sasa Polyester Sanayi A/S	130,828	150,868
Soda Sanayii A/S	220,225	242,156
Sok Marketler Ticaret AS (b)	180,946	299,074
TAV Havalimanlari Holding A/S	118,221	551,862
Tekfen Holding A/S	214,385	962,212
Tofas Turk Otomobil Fabrikasi A/S	72,797	242,908
Trakya Cam Sanayii A/S	241,949	122,564
Turk Telekomunikasyon A/S (b)	365,498	314,692
Turk Traktor ve Ziraat Makineleri A/S (b)	24,302	133,022
Turkiye Halk Bankasi A/S	345,734	343,104
Turkiye Sinai Kalkinma Bankasi A/S (b)	1,050,746	134,432
Turkiye Vakiflar Bankasi TAO Class D	604,752	438,090
Ulker Biskuvi Sanayi A/S (b)	109,761	368,906
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S (b)	36,152	28,877
Yazicilar Holding A/S Class A (c)	96,766	176,166
Zorlu Enerji Elektrik Uretim A/S (b)	848,191	173,040
		9,865,493
Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.4%
Air Arabia PJSC (b)	1,783,682	$505,024
Al Waha Capital PJSC	1,078,873	276,096
Amanat Holdings PJSC	750,946	196,060
Arabtec Holding PJSC	758,160	309,609
DXB Entertainments PJSC (b)	2,859,095	151,783
Eshraq Properties Co. PJSC (b)	1,716,072	179,869
RAK Properties PJSC (b)	2,706,495	316,838
		1,935,279
UNITED KINGDOM — 0.0% (f)
Pan African Resources PLC (b)	1,281,727	169,064
UNITED STATES — 0.2%
Bizlink Holding, Inc.	91,764	635,209
Ideanomics, Inc. (b)(c)	37,570	92,422
IntelliEPI, Inc.	6,000	11,243
Pingtan Marine Enterprise, Ltd.	12,400	34,596
Senhwa Biosciences, Inc. (b)	12,000	26,465
		799,935
TOTAL COMMON STOCKS (Cost $557,993,868)		484,807,383

RIGHTS — 0.0% (f)
INDONESIA — 0.0% (f)
Lippo Karawaci Tbk PT (expiring 7/11/2019) (b) (Cost: $163,985)	25,690,980	32,733
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (g) (h)	4,776,464	4,776,464
State Street Navigator Securities Lending Portfolio III (i) (j)	8,874,525	8,874,525
TOTAL SHORT-TERM INVESTMENTS (Cost $13,650,989)		13,650,989
TOTAL INVESTMENTS — 102.3% (Cost $571,808,842)		498,491,105
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(11,149,144)
NET ASSETS — 100.0%		$487,341,961

See accompanying notes to schedules of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2019.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $414,726, representing 0.1% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2019, total aggregate fair value of securities is $779,167 representing 0.1% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$479,359,461	$5,033,196	$414,726	$484,807,383
Rights	32,733	—	—	32,733
Short-Term Investments	13,650,989	—	—	13,650,989
TOTAL INVESTMENTS	$493,043,183	$5,033,196	$414,726	$498,491,105
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$38,240,771	$33,464,307	$—	$—	4,776,464	$4,776,464	$19,987
State Street Navigator Securities Lending Government Money Market Portfolio	12,167,528	12,167,528	34,019,226	46,186,754	—	—	—	—	317,081
State Street Navigator Securities Lending Portfolio III	—	—	23,475,864	14,601,339	—	—	8,874,525	8,874,525	102,488
Total		$12,167,528	$95,735,861	$94,252,400	$—	$—		$13,650,989	$439,556
See accompanying notes to schedules of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 4.9%
BWP Trust REIT	899,089	$2,321,843
Charter Hall Retail REIT	677,840	2,078,696
Dexus REIT	2,042,888	18,608,083
Goodman Group REIT	3,022,979	31,884,272
GPT Group REIT	3,614,259	15,598,283
Scentre Group REIT	10,041,405	27,058,773
Shopping Centres Australasia Property Group REIT	1,643,790	2,756,936
Vicinity Centres REIT	6,052,707	10,406,343
		110,713,229
AUSTRIA — 0.2%
CA Immobilien Anlagen AG	139,227	5,121,222
BELGIUM — 0.2%
Cofinimmo SA REIT	40,375	5,250,809
BRAZIL — 0.3%
BR Malls Participacoes SA	1,641,021	6,135,658
CANADA — 1.5%
Allied Properties Real Estate Investment Trust	106,646	3,865,943
Artis Real Estate Investment Trust	133,937	1,192,032
Boardwalk Real Estate Investment Trust	44,115	1,344,972
Canadian Apartment Properties REIT	146,867	5,435,231
Dream Office Real Estate Investment Trust	57,748	1,044,701
First Capital Realty, Inc.	330,018	5,520,714
Granite Real Estate Investment Trust	45,814	2,113,737
H&R Real Estate Investment Trust	267,860	4,681,785
RioCan Real Estate Investment Trust	279,854	5,566,027
SmartCentres Real Estate Investment Trust	129,614	3,294,035
		34,059,177
FRANCE — 3.5%
Covivio REIT	117,157	12,281,167
Gecina SA REIT	103,361	15,490,314
Klepierre SA REIT	382,323	12,835,285
Unibail-Rodamco-Westfield (a)	1,450,304	10,452,300
Unibail-Rodamco-Westfield REIT (a)	187,140	28,077,916
		79,136,982
GERMANY — 2.0%
alstria office REIT-AG	301,838	4,894,761
Deutsche EuroShop AG	97,207	2,689,995
Deutsche Wohnen SE	668,866	24,580,216
LEG Immobilien AG	118,291	13,363,216
		45,528,188
Security Description	Shares	Value
HONG KONG — 4.1%
Hang Lung Properties, Ltd.	3,746,018	$8,908,930
Hongkong Land Holdings, Ltd.	2,199,300	14,163,492
Hysan Development Co., Ltd.	1,169,731	6,041,427
Link REIT	3,979,682	48,902,332
Wharf Real Estate Investment Co., Ltd.	2,175,000	15,325,920
		93,342,101
JAPAN — 12.4%
Activia Properties, Inc. REIT	1,333	5,802,645
Advance Residence Investment Corp. REIT	2,557	7,606,446
Aeon Mall Co., Ltd.	197,200	2,968,799
AEON REIT Investment Corp.	2,857	3,659,421
Comforia Residential REIT, Inc.	1,193	3,427,079
Daiwa House REIT Investment Corp.	3,519	8,495,377
Daiwa Office Investment Corp. REIT	571	4,096,742
Frontier Real Estate Investment Corp. REIT (b)	950	4,056,061
Fukuoka REIT Corp.	1,536	2,477,787
GLP J-REIT	7,256	8,270,251
Hoshino Resorts REIT, Inc.	393	2,020,809
Hulic Co., Ltd. (b)	923,300	7,421,364
Hulic Reit, Inc.	2,126	3,691,986
Industrial & Infrastructure Fund Investment Corp. REIT	3,427	4,262,280
Invincible Investment Corp. REIT (b)	10,655	5,518,368
Japan Excellent, Inc. REIT	2,437	3,578,368
Japan Hotel REIT Investment Corp.	8,452	6,809,297
Japan Logistics Fund, Inc. REIT	1,734	3,970,464
Japan Prime Realty Investment Corp. REIT	1,748	7,576,722
Japan Real Estate Investment Corp. REIT	2,611	15,897,680
Japan Rental Housing Investments, Inc. REIT	3,144	2,445,398
Japan Retail Fund Investment Corp. REIT	4,954	10,023,872
Kenedix Office Investment Corp. REIT	807	5,774,986
Kenedix Residential Next Investment Corp. REIT	1,689	2,992,669
Kenedix Retail REIT Corp.	978	2,402,790
Leopalace21 Corp. (b)(c)	459,600	1,190,165
MCUBS MidCity Investment Corp. REIT	3,150	2,964,637
Mitsui Fudosan Co., Ltd.	1,870,500	45,356,240
Mori Hills REIT Investment Corp.	3,051	4,321,353
Mori Trust Sogo Reit, Inc.	1,850	3,008,353
Nippon Accommodations Fund, Inc. REIT	911	5,107,147

See accompanying notes to schedules of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Nippon Building Fund, Inc. REIT	2,662	$18,234,231
Nippon Prologis REIT, Inc.	4,376	10,109,397
NIPPON REIT Investment Corp. (b)	861	3,348,422
Nomura Real Estate Master Fund, Inc. REIT	8,568	13,177,256
Orix JREIT, Inc. REIT	5,226	9,536,213
Premier Investment Corp. REIT	2,455	3,231,103
Sekisui House Reit, Inc.	8,040	6,014,702
Tokyu Fudosan Holdings Corp.	1,083,000	5,980,926
Tokyu REIT, Inc.	1,879	3,264,793
United Urban Investment Corp. REIT	5,781	9,690,446
Unizo Holdings Co., Ltd. (b)	63,300	1,083,397
		280,866,442
LUXEMBOURG — 0.7%
Aroundtown SA	1,360,742	11,228,500
Grand City Properties SA	197,676	4,524,781
		15,753,281
MALTA — 0.0% (d)
BGP Holdings PLC (c)(e)	1,313,937	—
MEXICO — 0.3%
Fibra Uno Administracion SA de CV REIT	5,691,977	7,531,371
NETHERLANDS — 0.2%
Eurocommercial Properties NV REIT	77,990	2,087,153
Wereldhave NV REIT (b)	77,264	2,027,250
		4,114,403
PHILIPPINES — 0.7%
SM Prime Holdings, Inc.	21,744,900	15,745,795
ROMANIA — 0.4%
NEPI Rockcastle PLC	904,206	8,298,080
SINGAPORE — 3.2%
Ascendas Real Estate Investment Trust	4,804,120	11,078,646
CapitaLand Commercial Trust REIT	5,215,608	8,365,327
CapitaLand Mall Trust REIT	5,277,004	10,257,970
CapitaLand, Ltd.	4,705,751	12,277,838
Frasers Logistics & Industrial Trust REIT	2,993,000	2,676,766
Keppel REIT	3,467,112	3,228,916
Mapletree Commercial Trust REIT	3,530,000	5,453,047
Mapletree Industrial Trust REIT	2,533,100	4,193,905
Mapletree Logistics Trust REIT	4,467,516	5,250,268
Mapletree North Asia Commercial Trust REIT	4,043,100	4,363,004
Suntec Real Estate Investment Trust	4,275,295	6,130,361
		73,276,048
Security Description	Shares	Value
SOUTH AFRICA — 0.8%
Growthpoint Properties, Ltd. REIT	5,594,277	$9,632,412
Hyprop Investments, Ltd. REIT	488,329	2,419,612
Redefine Properties, Ltd. REIT	10,242,612	6,566,312
		18,618,336
SPAIN — 0.7%
Inmobiliaria Colonial Socimi SA REIT	515,925	5,754,911
Merlin Properties Socimi SA REIT	689,977	9,586,102
		15,341,013
SWEDEN — 1.1%
Castellum AB	516,994	9,893,329
Fabege AB	513,607	7,736,046
Hemfosa Fastigheter AB	318,256	3,009,955
Kungsleden AB	360,384	2,975,298
		23,614,628
SWITZERLAND — 1.0%
PSP Swiss Property AG	75,989	8,892,661
Swiss Prime Site AG	143,082	12,510,503
		21,403,164
THAILAND — 0.3%
Central Pattana PCL NVDR	2,532,100	6,192,468
UNITED KINGDOM — 4.0%
British Land Co. PLC REIT	1,818,269	12,459,175
Capital & Counties Properties PLC	1,405,454	3,874,371
Derwent London PLC REIT	208,600	8,272,521
Grainger PLC	1,171,597	3,662,121
Great Portland Estates PLC REIT	507,410	4,417,141
Hammerson PLC REIT	1,447,630	5,105,287
Intu Properties PLC REIT (b)	1,663,600	1,615,049
Land Securities Group PLC REIT	1,415,944	15,014,866
Segro PLC REIT	2,044,621	19,001,188
Shaftesbury PLC REIT	438,906	4,491,110
Tritax Big Box REIT PLC	3,209,960	6,303,644
UNITE Group PLC REIT	494,638	6,134,730
		90,351,203
UNITED STATES — 57.1%
Acadia Realty Trust REIT	156,154	4,273,935
American Assets Trust, Inc. REIT	87,054	4,101,984
American Campus Communities, Inc. REIT	258,637	11,938,684
American Homes 4 Rent Class A, REIT	491,385	11,945,569
Apartment Investment & Management Co. Class A, REIT	280,495	14,058,409
Apple Hospitality REIT, Inc.	395,831	6,277,880

See accompanying notes to schedules of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Ashford Hospitality Trust, Inc. REIT	162,619	$482,978
AvalonBay Communities, Inc. REIT	263,020	53,440,404
Boston Properties, Inc. REIT	291,467	37,599,243
Brandywine Realty Trust REIT	331,007	4,740,020
Brixmor Property Group, Inc. REIT	561,241	10,034,989
Camden Property Trust REIT	182,301	19,030,401
CBL & Associates Properties, Inc. REIT (b)	336,516	349,977
Chatham Lodging Trust REIT	87,983	1,660,239
Chesapeake Lodging Trust REIT	115,915	3,294,304
Columbia Property Trust, Inc. REIT	219,581	4,554,110
CorePoint Lodging, Inc. REIT	74,731	925,917
Corporate Office Properties Trust REIT	209,478	5,523,935
Cousins Properties, Inc. REIT	273,688	9,899,295
CubeSmart REIT	355,470	11,886,917
DiamondRock Hospitality Co. REIT	382,620	3,956,291
Digital Realty Trust, Inc. REIT	392,986	46,289,821
Douglas Emmett, Inc. REIT	304,768	12,141,957
Duke Realty Corp. REIT	677,792	21,425,005
Easterly Government Properties, Inc. REIT	129,612	2,347,273
EastGroup Properties, Inc. REIT	68,895	7,990,442
Empire State Realty Trust, Inc. Class A, REIT	267,700	3,964,637
Equity Commonwealth REIT	230,573	7,498,234
Equity LifeStyle Properties, Inc. REIT	169,541	20,572,105
Equity Residential REIT	698,948	53,064,132
Essex Property Trust, Inc. REIT	123,963	36,188,519
Extra Space Storage, Inc. REIT	240,386	25,504,955
Federal Realty Investment Trust REIT	141,792	18,257,138
First Industrial Realty Trust, Inc. REIT	238,933	8,778,398
Franklin Street Properties Corp. REIT	199,479	1,472,155
Front Yard Residential Corp. REIT	91,156	1,113,926
HCP, Inc. REIT	901,493	28,829,746
Healthcare Realty Trust, Inc. REIT	243,187	7,616,617
Hersha Hospitality Trust REIT	69,557	1,150,473
Highwoods Properties, Inc. REIT	195,204	8,061,925
Hospitality Properties Trust REIT	310,357	7,758,925
Host Hotels & Resorts, Inc. REIT	1,397,307	25,458,934
Hudson Pacific Properties, Inc. REIT	290,729	9,672,554
Independence Realty Trust, Inc. REIT	168,225	1,946,363
Security Description	Shares	Value
Invitation Homes, Inc. REIT	724,577	$19,367,943
JBG SMITH Properties REIT	227,760	8,960,078
Kilroy Realty Corp. REIT	190,305	14,046,412
Kimco Realty Corp. REIT	795,424	14,699,436
Kite Realty Group Trust REIT	160,531	2,428,834
Liberty Property Trust REIT	279,414	13,981,877
Life Storage, Inc. REIT	88,338	8,399,177
LTC Properties, Inc. REIT	76,095	3,474,498
Macerich Co. REIT	200,708	6,721,711
Mack-Cali Realty Corp. REIT	169,585	3,949,635
Mid-America Apartment Communities, Inc. REIT	214,970	25,314,867
National Storage Affiliates Trust REIT	108,305	3,134,347
NorthStar Realty Europe Corp. REIT	92,261	1,515,848
Office Properties Income Trust REIT	89,900	2,361,673
Paramount Group, Inc. REIT	383,521	5,373,129
Park Hotels & Resorts, Inc. REIT	379,709	10,464,780
Pebblebrook Hotel Trust REIT	246,256	6,939,494
Pennsylvania Real Estate Investment Trust (b)	108,990	708,435
Piedmont Office Realty Trust, Inc. Class A, REIT	238,624	4,755,776
Prologis, Inc. REIT	1,190,423	95,352,882
PS Business Parks, Inc. REIT	37,653	6,345,660
Public Storage REIT	283,242	67,459,747
QTS Realty Trust, Inc. Class A, REIT	105,274	4,861,553
Regency Centers Corp. REIT	315,154	21,033,378
Retail Opportunity Investments Corp. REIT	216,350	3,706,076
Retail Properties of America, Inc. Class A, REIT	401,329	4,719,629
Retail Value, Inc. REIT	29,960	1,042,608
Rexford Industrial Realty, Inc. REIT	195,840	7,906,061
RLJ Lodging Trust REIT	326,550	5,792,997
RPT Realty REIT (b)	155,617	1,884,522
Ryman Hospitality Properties, Inc. REIT	97,294	7,889,570
Senior Housing Properties Trust REIT	444,370	3,674,940
Seritage Growth Properties Class A, REIT	52,258	2,245,004
Simon Property Group, Inc. REIT	583,104	93,156,695
SITE Centers Corp. REIT	267,685	3,544,149
SL Green Realty Corp. REIT	159,635	12,829,865
Summit Hotel Properties, Inc. REIT	200,979	2,305,229
Sun Communities, Inc. REIT	170,016	21,794,351
Sunstone Hotel Investors, Inc. REIT	433,367	5,941,462
Tanger Factory Outlet Centers, Inc. REIT (b)	175,210	2,840,154

See accompanying notes to schedules of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Taubman Centers, Inc. REIT	114,940	$4,693,000
UDR, Inc. REIT	531,389	23,854,052
Universal Health Realty Income Trust REIT	23,450	1,991,609
Urban Edge Properties REIT	227,261	3,938,433
Ventas, Inc. REIT	696,983	47,638,788
Vornado Realty Trust REIT	327,319	20,981,148
Washington Prime Group, Inc. REIT (b)	356,975	1,363,645
Washington Real Estate Investment Trust	153,084	4,091,935
Weingarten Realty Investors REIT	227,061	6,226,013
Welltower, Inc. REIT	764,135	62,299,927
Xenia Hotels & Resorts, Inc. REIT	215,400	4,491,090
		1,291,573,837
TOTAL COMMON STOCKS (Cost $2,111,014,443)		2,251,967,435

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	2,899,119	2,899,119
State Street Navigator Securities Lending Portfolio III (h) (i)	7,092,304	7,092,304
TOTAL SHORT-TERM INVESTMENTS (Cost $9,991,423)		9,991,423
TOTAL INVESTMENTS — 100.0% (Cost $2,121,005,866)		2,261,958,858
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		205,391
NET ASSETS — 100.0%		$2,262,164,249

(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2019, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,251,967,435	$—	$0(a)	$2,251,967,435
Short-Term Investments	9,991,423	—	—	9,991,423
TOTAL INVESTMENTS	$2,261,958,858	$—	$0	$2,261,958,858
(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2019.
See accompanying notes to schedules of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,565,512	$3,565,512	$99,689,350	$100,355,743	$—	$—	2,899,119	$2,899,119	$60,408
State Street Navigator Securities Lending Government Money Market Portfolio	10,956,272	10,956,272	121,737,832	132,694,104	—	—	—	—	89,525
State Street Navigator Securities Lending Portfolio III	—	—	50,216,518	43,124,214	—	—	7,092,304	7,092,304	64,629
Total		$14,521,784	$271,643,700	$276,174,061	$—	$—		$9,991,423	$214,562
See accompanying notes to schedules of investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR STOXX Europe 50 ETF	$208,491,154	$19,330,337	$32,456,377	$(13,126,040)
SPDR EURO STOXX 50 ETF	2,444,768,778	275,637,248	418,973,688	(143,336,440)
SPDR EURO STOXX Small Cap ETF	19,629,397	645,137	2,215,417	(1,570,280)
SPDR S&P Emerging Asia Pacific ETF	431,543,154	121,898,562	69,628,952	52,269,610
SPDR S&P China ETF	1,314,480,263	161,760,991	183,746,684	(21,985,693)
SPDR Portfolio Emerging Markets ETF	2,798,211,691	216,343,181	225,023,124	(8,679,943)
SPDR S&P Emerging Markets Dividend ETF	433,871,522	40,209,547	21,138,693	19,070,854
SPDR Portfolio Developed World ex-US ETF	4,877,408,222	358,636,834	405,015,047	(46,378,213)
SPDR S&P International Small Cap ETF	931,416,056	86,033,908	145,009,919	(58,976,011)
SPDR Dow Jones International Real Estate ETF	2,288,774,101	207,412,603	250,828,808	(43,416,205)
SPDR S&P Global Infrastructure ETF	305,452,111	43,338,476	7,993,359	35,345,117
SPDR S&P Global Natural Resources ETF	1,209,828,593	76,580,455	112,693,246	(36,112,791)
SPDR S&P North American Natural Resources ETF	707,687,833	78,899,787	27,183,734	51,716,053
SPDR MSCI ACWI ex-US ETF	1,729,459,083	230,641,839	195,051,995	35,589,844
SPDR MSCI ACWI IMI ETF	161,582,976	32,419,688	7,633,462	24,786,226
SPDR MSCI ACWI Low Carbon Target ETF	66,844,902	11,444,975	4,652,691	6,792,284
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	74,499,091	7,227,663	6,533,102	694,561
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	60,561,895	4,748,110	2,794,491	1,953,619
SPDR MSCI EAFE StrategicFactors ETF	277,352,217	28,162,506	19,688,041	8,474,465

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR MSCI Emerging Markets StrategicFactors ETF	$271,978,880	$39,495,036	$19,075,534	$20,419,502
SPDR MSCI World StrategicFactors ETF	23,263,819	1,604,662	1,036,742	567,920
SPDR Solactive Canada ETF	21,634,468	1,609,910	921,588	688,322
SPDR Solactive Germany ETF	7,708,489	424,685	1,125,374	(700,689)
SPDR Solactive Hong Kong ETF	7,512,310	912,952	202,158	710,794
SPDR Solactive Japan ETF	8,304,514	172,883	1,193,909	(1,021,026)
SPDR Solactive United Kingdom ETF	9,350,657	395,037	1,110,587	(715,550)
SPDR S&P Global Dividend ETF	305,499,318	11,583,641	10,780,332	803,309
SPDR S&P International Dividend ETF	837,390,426	58,446,731	45,378,577	13,068,154
SPDR S&P Emerging Markets Small Cap ETF	576,403,994	58,369,438	136,282,327	(77,912,889)
SPDR Dow Jones Global Real Estate ETF	2,150,023,905	311,985,151	200,050,198	111,934,953
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.